The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 1,184,960
	Auto Manufacturers - 0.0%
650,000	Ford Motor Co. 0.00%, 03/15/2026(1)	659,750
	Commercial Services - 0.0%
650,000	Block, Inc. 0.13%, 03/01/2025	659,750
	Healthcare - Products - 0.1%
1,179,000	Insulet Corp. 0.38%, 09/01/2026	1,627,609
1,400,000	NuVasive, Inc. 0.38%, 03/15/2025	1,249,500
		2,877,109
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	1,054,036
	Oil & Gas - 0.0%
1,075,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(2)	1,219,588
	Software - 0.0%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,136,960
	Total Convertible Bonds (cost $9,833,314)	$ 9,792,153
CORPORATE BONDS - 46.6%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,706,319
	Aerospace/Defense - 0.7%
	Boeing Co.
7,000,000	3.25%, 02/01/2035	5,651,634
545,000	3.63%, 02/01/2031	497,930
2,655,000	3.75%, 02/01/2050	2,029,327
2,450,000	3.90%, 05/01/2049	1,890,565
13,025,000	5.04%, 05/01/2027	13,134,047
6,900,000	5.71%, 05/01/2040	7,038,646
9,000,000	5.81%, 05/01/2050	9,118,643
7,545,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	7,439,579
	Lockheed Martin Corp.
6,025,000	4.50%, 05/15/2036	5,978,562
2,220,000	5.70%, 11/15/2054	2,506,256
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,026,635
5,215,000	4.03%, 10/15/2047	4,578,084
	Raytheon Technologies Corp.
8,455,000	3.03%, 03/15/2052	6,191,119
5,000,000	3.75%, 11/01/2046	4,176,907
1,925,000	4.50%, 06/01/2042	1,839,896
3,425,000	4.63%, 11/16/2048	3,295,140
2,890,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	3,140,765
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,577,668
6,645,000	6.25%, 03/15/2026(2)	6,620,657
505,000	8.00%, 12/15/2025(2)	515,873
		92,247,933
	Agriculture - 0.7%
	Altria Group, Inc.
570,000	3.40%, 05/06/2030	503,388
9,645,000	3.88%, 09/16/2046	6,812,254
2,600,000	5.38%, 01/31/2044	2,398,751
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Agriculture - 0.7% - (continued)
	BAT Capital Corp.
$ 13,660,000	2.26%, 03/25/2028	$ 11,723,927
8,515,000	3.22%, 09/06/2026	8,010,430
5,990,000	3.46%, 09/06/2029	5,291,668
6,155,000	4.74%, 03/16/2032	5,673,713
8,310,000	7.75%, 10/19/2032	9,242,600
4,750,000	BAT International Finance plc 3.95%, 06/15/2025(2)	4,615,962
	Cargill, Inc.
20,370,000	2.13%, 11/10/2031(2)	16,665,008
7,945,000	4.00%, 06/22/2032(2)	7,625,876
1,305,000	4.38%, 04/22/2052(2)	1,229,387
7,720,000	5.13%, 10/11/2032(2)	8,005,478
3,840,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	3,820,685
	Philip Morris International, Inc.
6,270,000	5.13%, 11/17/2027	6,397,366
4,200,000	5.63%, 11/17/2029	4,376,925
1,475,000	5.75%, 11/17/2032	1,545,136
		103,938,554
	Apparel - 0.0%
	Crocs, Inc.
1,296,000	4.13%, 08/15/2031(2)	1,077,792
1,900,000	4.25%, 03/15/2029(2)	1,655,375
2,675,000	NIKE, Inc. 3.25%, 03/27/2040	2,287,069
		5,020,236
	Auto Manufacturers - 0.5%
2,065,000	Daimler Truck Finance North America LLC 5.13%, 01/19/2028(2)	2,081,454
	Ford Motor Co.
1,380,000	3.25%, 02/12/2032	1,095,128
505,000	4.35%, 12/08/2026(3)	491,518
825,000	4.75%, 01/15/2043	644,227
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,425,729
2,635,000	3.38%, 11/13/2025	2,469,786
435,000	3.66%, 09/08/2024	418,836
1,105,000	4.13%, 08/04/2025	1,052,297
5,500,000	4.54%, 08/01/2026	5,195,190
885,000	4.95%, 05/28/2027	844,045
2,690,000	5.13%, 06/16/2025	2,644,659
2,055,000	5.58%, 03/18/2024	2,040,212
	General Motors Co.
6,235,000	5.15%, 04/01/2038	5,635,439
510,000	5.40%, 10/15/2029	505,458
	General Motors Financial Co., Inc.
19,670,000	1.50%, 06/10/2026	17,467,017
1,500,000	2.40%, 04/10/2028	1,304,138
4,245,000	4.35%, 01/17/2027	4,116,436
1,145,000	5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 year USD CMT + 4.997% thereafter)(4)(5)	1,059,125
16,350,000	Hyundai Capital America 2.10%, 09/15/2028(2)	13,827,036
		69,317,730
	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
EUR 3,330,000	3.50%, 08/15/2024(6)	3,521,234
$ 3,665,000	4.88%, 08/15/2026(2)	3,475,804
3,385,000	Autozone, Inc. 4.75%, 08/01/2032	3,376,405
		10,373,443

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Beverages - 1.0%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
$ 15,055,000	4.70%, 02/01/2036	$ 14,879,094
10,971,000	4.90%, 02/01/2046	10,667,196
	Anheuser-Busch InBev Worldwide, Inc.
11,546,000	4.00%, 04/13/2028	11,319,094
3,440,000	4.38%, 04/15/2038	3,250,394
7,750,000	4.60%, 04/15/2048	7,287,543
600,000	4.75%, 01/23/2029	607,951
12,950,000	5.55%, 01/23/2049	13,816,893
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	5,691,494
10,960,000	4.45%, 05/15/2025(2)	10,682,801
5,365,000	5.15%, 05/15/2038(2)	5,243,229
	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
1,954,000	5.25%, 04/27/2029(2)(3)	1,876,407
180,000	5.25%, 04/27/2029(6)	172,852
2,270,000	Coca-Cola Co. 3.00%, 03/05/2051	1,752,562
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,443,666
7,893,000	3.60%, 02/15/2028	7,489,987
10,297,000	Diageo Capital plc 2.00%, 04/29/2030	8,759,570
12,500,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	12,008,184
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(2)	15,986,255
9,595,000	1.63%, 04/01/2031(2)	7,611,954
		140,547,126
	Biotechnology - 0.6%
20,575,000	Amgen, Inc. 4.20%, 03/01/2033	19,688,463
	CSL Finance plc
1,660,000	4.25%, 04/27/2032(2)	1,615,892
1,700,000	4.63%, 04/27/2042(2)	1,623,874
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,118,584
3,965,000	2.60%, 10/01/2040	2,932,609
610,000	2.80%, 10/01/2050	421,564
5,000,000	3.65%, 03/01/2026	4,864,141
7,925,000	Illumina, Inc. 5.75%, 12/13/2027	8,169,596
	Royalty Pharma plc
17,575,000	1.75%, 09/02/2027	15,251,675
3,640,000	2.15%, 09/02/2031	2,887,978
20,200,000	2.20%, 09/02/2030	16,424,674
5,305,000	3.35%, 09/02/2051	3,547,359
1,570,000	3.55%, 09/02/2050	1,100,103
		84,646,512
	Chemicals - 0.5%
1,540,000	Avient Corp. 7.13%, 08/01/2030(2)	1,551,400
	Braskem Idesa SAPI
1,560,000	6.99%, 02/20/2032(2)	1,156,896
339,000	6.99%, 02/20/2032(6)	251,402
1,650,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(6)	1,452,768
30,865,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	31,220,223
2,510,000	Ecolab, Inc. 2.70%, 12/15/2051	1,687,393
2,025,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(2)	1,861,460
26,575,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(2)	22,959,699
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Chemicals - 0.5% - (continued)
	OCP S.A.
$ 650,000	3.75%, 06/23/2031(6)	$ 548,047
425,000	3.75%, 06/23/2031(2)	358,339
1,176,000	5.13%, 06/23/2051(2)	923,889
807,000	5.13%, 06/23/2051(6)	633,995
655,000	5.63%, 04/25/2024(6)	651,725
965,000	6.88%, 04/25/2044(6)	934,844
565,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(2)	497,200
	Sherwin-Williams Co.
6,835,000	2.90%, 03/15/2052	4,567,423
1,740,000	4.50%, 06/01/2047	1,560,401
		72,817,104
	Commercial Banks - 10.3%
7,500,000	ABN Amro Bank N.V. 1.54%, 06/16/2027, (1.54% fixed rate until 06/16/2026; 12 mo. USD CMT + 0.800% thereafter)(2)(4)	6,572,533
200,000	ADCB Finance Cayman Ltd. 4.50%, 03/06/2023(6)	199,500
	Banco de Credito del Peru S.A.
1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(2)(4)	924,915
418,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(4)(6)	384,691
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(4)(6)	407,790
835,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(4)	760,852
1,710,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(2)(4)	1,457,259
1,965,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 10/21/2026; 5 year USD CMT + 2.155% thereafter)(2)(4)(6)	1,730,336
	Bank Leumi Le-Israel BM
1,130,000	3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(2)(4)(6)	1,027,554
790,000	7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 year USD CMT + 3.466% thereafter)(2)(4)(6)	816,070
	Bank of America Corp.
3,640,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(4)	2,935,423
7,000,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	5,680,011
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(4)	25,449,257
15,005,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(4)	12,735,572

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 5,445,000	2.55%, 02/04/2028, (2.55% fixed rate until 02/04/2027; 3 mo. USD SOFR + 1.050% thereafter)(4)	$ 4,962,447
6,000,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	5,046,595
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(4)	6,464,575
1,160,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(4)	1,011,799
37,110,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 3 mo. USD SOFR + 1.330% thereafter)(4)	31,545,290
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(4)	5,095,723
2,715,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(4)	2,429,377
7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(4)	6,205,290
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(4)	9,523,503
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(4)	6,296,586
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(4)	4,984,009
6,570,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(4)	6,196,005
8,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(4)	7,376,937
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(4)	2,967,541
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(4)	8,056,027
12,595,000	4.57%, 04/27/2033, (4.57% fixed rate until 04/27/2032; 3 mo. USD SOFR + 1.830% thereafter)(4)	12,138,549
6,510,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(4)	6,493,291
	Bank of New York Mellon Corp.
21,565,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 3 mo. USD SOFR + 1.151% thereafter)(4)	20,965,067
14,180,000	4.29%, 06/13/2033, (4.29% fixed rate until 06/13/2032; 3 mo. USD SOFR + 1.418% thereafter)(4)	13,684,078
2,930,000	4.71%, 02/01/2034(4)	2,909,885
	Barclays plc
12,000,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(4)	11,532,107
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 640,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(4)	$ 521,097
635,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(4)	522,316
9,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 12 mo. USD CMT + 2.650% thereafter)(4)	9,861,847
2,265,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.000% thereafter)(4)	2,275,279
5,980,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.050% thereafter)(4)	6,274,521
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(4)	14,537,563
5,460,000	7.44%, 11/02/2033, (7.44% fixed rate until 11/02/2032; 12 mo. USD CMT + 3.500% thereafter)(4)	6,136,582
5,525,000	8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 year USD CMT + 5.431% thereafter)(4)(5)	5,547,929
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(2)(4)	2,118,349
10,955,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(2)(4)	9,442,304
660,000	2.59%, 08/12/2035, (2.59% fixed rate until 08/12/2030; 5 year USD CMT + 2.050% thereafter)(2)(4)	517,437
10,725,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 1.387% thereafter)(2)(4)	8,958,592
605,000	3.13%, 01/20/2033, (3.13% fixed rate until 01/20/2032; 3 mo. USD SOFR + 1.561% thereafter)(2)(4)	509,965
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 year USD CMT + 3.196% thereafter)(2)(4)(5)	13,125,000
16,620,000	5.13%, 01/13/2029(2)(4)	16,733,210
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(2)	15,246,075
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(2)(4)	2,739,205
665,000	3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 3 mo. USD SOFR + 1.730% thereafter)(2)(4)	527,429
1,135,000	4.00%, 09/12/2023(2)	1,123,877
605,000	5.13%, 01/18/2028(2)	608,036
	Citigroup, Inc.
5,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	5,048,293
33,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(4)	29,913,910
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(4)	9,801,435

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(4)	$ 9,590,844
5,000,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(4)	4,152,375
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.280% thereafter)(4)	2,274,015
27,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 3 mo. USD SOFR + 1.887% thereafter)(3)(4)	27,586,803
8,210,000	4.91%, 05/24/2033, (4.91% fixed rate until 05/24/2032; 3 mo. USD SOFR + 2.086% thereafter)(4)	8,086,084
	Credit Agricole S.A.
7,931,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(2)(4)	7,320,448
495,000	5.30%, 07/12/2028(2)	504,424
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(2)(4)	5,626,558
10,085,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(2)(4)	7,647,529
9,025,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(2)(4)	8,878,344
5,360,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(4)(5)(6)	4,703,936
16,630,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(2)(4)	16,059,153
5,635,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(2)(4)	5,387,469
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(2)(4)	5,841,908
587,000	4.38%, 06/12/2028(2)	556,287
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(4)	20,162,646
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(4)	10,108,744
1,255,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 3 mo. USD SOFR + 1.718% thereafter)(4)	1,022,941
12,385,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 3 mo. USD SOFR + 2.257% thereafter)(4)	9,686,037
8,705,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(4)	9,145,772
5,820,000	Fifth Third Bancorp 4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 3 mo. USD SOFR + 1.355% thereafter)(3)(4)	5,618,804
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 22,270,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/27/2024; 3 mo. USD SOFR + 1.230% thereafter)(4)	$ 22,611,545
	Goldman Sachs Group, Inc.
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(4)	26,797,324
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(4)	7,263,017
11,615,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(4)	9,273,471
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(4)	15,149,623
4,725,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(4)	3,941,801
16,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD SOFR + 1.410% thereafter)(4)	13,703,431
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(4)	27,645,319
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 3 mo. USD SOFR + 1.632% thereafter)(4)	3,353,650
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(4)	13,096,551
5,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(4)	4,813,529
9,100,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(4)	8,908,553
	HSBC Holdings plc
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(4)	9,946,146
19,660,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(4)	16,139,169
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(4)	4,398,731
4,600,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(4)	4,403,426
4,245,000	4.25%, 03/14/2024	4,205,900
12,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(4)	12,277,226
16,285,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(4)	14,988,959
31,615,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 3 mo. USD SOFR + 2.110% thereafter)(4)	31,069,933
10,635,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(4)	10,593,616

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 465,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 3 mo. USD SOFR + 3.350% thereafter)(4)	$ 505,772
4,900,000	8.11%, 11/03/2033, (8.11% fixed rate until 11/03/2032; 3 mo. USD SOFR + 4.250% thereafter)(4)	5,604,892
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(4)	6,561,204
	Intesa Sanpaolo S.p.A.
1,590,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 12 mo. USD CMT + 2.750% thereafter)(2)(4)	1,147,247
955,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 12 mo. USD CMT + 4.400% thereafter)(2)(4)	1,042,204
2,180,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(2)(6)	2,174,550
	JP Morgan Chase & Co.
22,080,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(4)	19,529,059
15,000,000	1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 3 mo. USD SOFR + 0.605% thereafter)(4)	14,044,605
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(4)	14,639,426
1,185,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(4)	1,009,794
24,465,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(4)	20,243,570
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(4)	10,101,418
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.170% thereafter)(4)	13,114,907
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(4)	2,358,981
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(4)	2,202,812
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(4)	9,233,912
5,760,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(4)	4,361,614
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(4)	5,522,543
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(4)	13,342,237
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(4)	3,623,193
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(4)	$ 12,356,115
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 3 mo. USD SOFR + 1.750% thereafter)(4)	3,957,548
2,580,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(4)	2,497,986
8,470,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(4)	8,409,575
3,625,000	KeyBank NA 5.00%, 01/26/2033	3,621,325
7,970,000	M&T Bank Corp. 5.05%, 01/27/2034, 12 mo. USD SOFR + 1.850%(4)	7,926,479
1,000,000	Macquarie Bank Ltd. 6.80%, 01/18/2033(2)	1,034,620
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(2)(4)	9,437,713
	Manufacturers & Traders Trust Co.
12,465,000	4.65%, 01/27/2026	12,433,366
29,430,000	5.40%, 11/21/2025	29,899,371
1,800,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(2)(4)(6)	1,619,100
	Morgan Stanley
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(4)	18,977,463
10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(4)	8,974,363
9,250,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(4)	7,299,346
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(4)	6,180,094
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(4)	14,100,283
18,925,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(4)	14,635,685
4,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(4)	4,077,287
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(4)	7,525,613
8,665,000	3.13%, 07/27/2026	8,201,818
3,580,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(4)	3,478,332
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(4)	15,743,276
13,130,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(4)	12,971,084

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 4,510,000	5.95%, 01/19/2038, 5 year USD CMT + 2.430%(4)	$ 4,590,851
5,095,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	4,522,663
	PNC Financial Services Group, Inc.
5,635,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 3 mo. USD SOFR + 1.933% thereafter)(4)	5,665,563
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.090% thereafter)(4)	10,808,355
	QNB Finance Ltd.
4,285,000	1.38%, 01/26/2026(6)	3,867,213
600,000	1.63%, 09/22/2025(6)	552,238
970,000	2.63%, 05/12/2025(6)	920,288
	Santander U.K. Group Holdings plc
620,000	5.63%, 09/15/2045(2)	543,699
985,000	6.53%, 01/10/2029(4)	1,026,416
	Shinhan Bank Co., Ltd.
840,000	4.00%, 04/23/2029(6)	764,140
1,855,000	4.38%, 04/13/2032(2)	1,697,138
280,000	4.38%, 04/13/2032(6)	256,172
	Societe Generale S.A.
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.000% thereafter)(2)(4)	13,784,167
3,535,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(2)(4)(5)	3,144,736
12,250,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(2)(4)	12,133,341
1,630,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(2)(4)	1,688,007
4,420,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 12 mo. USD CMT + 2.950% thereafter)(2)(3)(4)	4,700,093
970,000	7.37%, 01/10/2053(2)	1,046,370
	Standard Chartered plc
7,165,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(2)(4)	6,379,272
645,000	3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 year USD CMT + 2.300% thereafter)(2)(4)	517,525
2,580,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(2)(4)	2,685,404
2,495,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(2)(4)	2,754,766
4,685,000	State Street Corp. 5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 3 mo. USD SOFR + 1.715% thereafter)(4)	4,912,807
11,680,000	Truist Bank 2.25%, 03/11/2030	9,798,538
	Truist Financial Corp.
4,360,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(4)	3,763,734
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Banks - 10.3% - (continued)
$ 17,760,000	4.12%, 06/06/2028, (4.12% fixed rate until 06/06/2027; 3 mo. USD SOFR + 1.368% thereafter)(4)	$ 17,343,362
485,000	4.87%, 01/26/2029(4)	487,040
3,430,000	5.12%, 01/26/2034(4)	3,464,406
	UBS Group AG
4,100,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(4)(5)(6)	3,685,490
8,375,000	5.96%, 01/12/2034, 12 mo. USD CMT + 2.200%(2)(4)	8,798,520
	UniCredit S.p.A.
7,980,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(2)(4)	7,026,977
1,185,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 year USD CMT + 4.750% thereafter)(2)(4)	1,030,643
2,235,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(2)(4)	2,116,755
	US Bancorp
7,380,000	4.55%, 07/22/2028, (4.55% fixed rate until 07/22/2027; 3 mo. USD SOFR + 1.660% thereafter)(4)	7,352,119
1,020,000	4.65%, 02/01/2029, (4.65% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.230% thereafter)(4)(7)	1,017,052
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,721,309
	Wells Fargo & Co.
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(4)	3,771,818
43,785,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(4)	38,539,352
17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(4)	16,941,264
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(4)	10,911,598
12,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(4)	12,191,649
880,000	4.40%, 06/14/2046	772,494
690,000	4.65%, 11/04/2044	633,685
2,280,000	4.75%, 12/07/2046	2,097,008
11,115,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(4)	11,044,602
3,026,000	4.90%, 11/17/2045	2,862,013
1,475,000	5.38%, 11/02/2043	1,486,230
4,408,000	5.61%, 01/15/2044	4,559,102
		1,462,698,502
	Commercial Services - 0.7%
590,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/2028(2)	508,899
	Ashtead Capital, Inc.
5,595,000	1.50%, 08/12/2026(2)	4,918,912
5,950,000	5.50%, 08/11/2032(2)	5,953,321

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Commercial Services - 0.7% - (continued)
$ 5,265,000	5.55%, 05/30/2033(2)	$ 5,273,554
	Block, Inc.
1,775,000	2.75%, 06/01/2026	1,613,191
1,420,000	3.50%, 06/01/2031(3)	1,185,728
4,495,000	Duke University 2.83%, 10/01/2055	3,277,861
2,790,000	Georgetown University 2.25%, 04/01/2030	2,323,981
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	22,562,800
1,990,000	2.15%, 01/15/2027	1,787,619
7,750,000	2.65%, 02/15/2025	7,387,903
3,500,000	2.90%, 05/15/2030	2,997,502
3,020,000	4.45%, 06/01/2028	2,907,050
4,650,000	5.30%, 08/15/2029	4,643,093
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	3,442,213
	S&P Global, Inc.
4,944,000	2.90%, 03/01/2032(2)	4,367,885
9,500,000	4.75%, 08/01/2028(2)	9,621,125
	Service Corp. International
3,775,000	3.38%, 08/15/2030	3,172,284
775,000	4.63%, 12/15/2027	740,617
550,000	5.13%, 06/01/2029	526,681
1,632,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	620,869
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	335,825
1,530,000	3.88%, 02/15/2031	1,346,765
6,710,000	4.88%, 01/15/2028	6,487,731
170,000	6.00%, 12/15/2029(2)	172,550
		98,175,959
	Construction Materials - 0.1%
	Builders FirstSource, Inc.
1,985,000	4.25%, 02/01/2032(2)	1,707,892
4,945,000	5.00%, 03/01/2030(2)	4,610,905
3,015,000	Carrier Global Corp. 2.49%, 02/15/2027	2,780,652
2,971,000	Johnson Controls International plc 4.63%, 07/02/2044	2,736,883
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,746,006
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,329,320
1,075,000	4.75%, 01/15/2028(2)	1,007,060
		17,918,718
	Distribution/Wholesale - 0.1%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,045,717
6,390,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	6,150,247
		7,195,964
	Diversified Financial Services - 1.3%
1,165,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00%, 10/29/2028	1,025,331
1,835,000	AGFC Capital Trust 6.54%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(2)(8)	1,028,342
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Diversified Financial Services - 1.3% - (continued)
$ 1,310,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 year USD CMT + 4.410% thereafter)(2)(4)(5)	$ 1,074,200
1,400,000	Ally Financial, Inc. 8.00%, 11/01/2031	1,533,193
11,935,000	American Express Co. 2.55%, 03/04/2027	11,045,298
1,800,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(2)	1,545,972
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.160% thereafter)(4)	8,093,337
13,435,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(4)	13,181,762
11,785,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(4)(7)	11,839,639
5,295,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 3 mo. USD SOFR + 2.600% thereafter)(4)(7)	5,321,963
1,120,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.168% thereafter)(4)(5)	1,031,968
480,000	CMB International Leasing Management Ltd. 2.75%, 08/12/2030(6)	393,691
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(2)	1,480,538
1,325,000	6.63%, 03/15/2026(3)	1,209,063
13,930,000	Discover Financial Services 6.70%, 11/29/2032	14,833,918
4,870,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	4,800,749
	goeasy Ltd.
520,000	4.38%, 05/01/2026(2)	464,071
3,675,000	5.38%, 12/01/2024(2)	3,517,636
1,300,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(6)(9)	—
5,795,000	Imperial Brands Finance plc 6.13%, 07/27/2027(2)	5,940,932
	Intercontinental Exchange, Inc.
3,470,000	2.65%, 09/15/2040	2,540,801
6,095,000	4.35%, 06/15/2029	6,003,805
3,035,000	4.60%, 03/15/2033	2,997,410
6,000,000	5.20%, 06/15/2062	5,907,847
	LD Holdings Group LLC
860,000	6.13%, 04/01/2028(2)	560,961
3,740,000	6.50%, 11/01/2025(2)	2,869,590
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(2)	6,215,747
5,685,000	2.00%, 04/06/2028(2)	4,964,552
9,615,000	2.50%, 04/06/2031(2)	8,266,126
1,865,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(2)	1,510,650
	OneMain Finance Corp.
1,825,000	4.00%, 09/15/2030(3)	1,455,328
5,045,000	5.38%, 11/15/2029	4,417,402
575,000	6.13%, 03/15/2024	570,095
2,005,000	6.88%, 03/15/2025	1,989,188
990,000	7.13%, 03/15/2026	983,520

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Diversified Financial Services - 1.3% - (continued)
	PennyMac Financial Services, Inc.
$ 2,405,000	4.25%, 02/15/2029(2)	$ 1,976,525
3,245,000	5.38%, 10/15/2025(2)	3,017,850
3,375,000	SLM Corp. 3.13%, 11/02/2026	2,980,800
	Synchrony Financial
2,610,000	2.88%, 10/28/2031	2,025,599
21,790,000	7.25%, 02/02/2033	21,757,118
7,000,000	UBS Group AG 2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 12 mo. USD CMT + 1.100% thereafter)(2)(4)	5,744,854
5,925,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)(3)	5,094,611
		183,211,982
	Electric - 4.6%
11,685,000	AES Corp. 3.30%, 07/15/2025(2)	11,137,050
	Alfa Desarrollo S.p.A.
1,554,313	4.55%, 09/27/2051(6)	1,246,482
1,210,571	4.55%, 09/27/2051(2)	970,817
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	8,477,885
	Berkshire Hathaway Energy Co.
7,650,000	2.85%, 05/15/2051	5,374,170
1,833,000	5.95%, 05/15/2037	1,972,744
6,167,000	6.13%, 04/01/2036	6,820,598
540,000	Calpine Corp. 4.50%, 02/15/2028(2)	498,293
1,045,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	1,002,802
	Clearway Energy Operating LLC
6,495,000	3.75%, 02/15/2031(2)	5,474,960
315,000	3.75%, 01/15/2032(2)	259,942
2,100,000	4.75%, 03/15/2028(2)	1,980,720
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,594,091
2,222,000	4.97%, 05/01/2046	1,962,527
1,490,000	Comision Federal de Electricidad 4.68%, 02/09/2051(6)	1,056,339
	Consolidated Edison Co. of New York, Inc.
4,700,000	3.20%, 12/01/2051	3,474,789
445,000	4.13%, 05/15/2049	382,598
5,805,000	4.50%, 05/15/2058	5,162,459
3,590,000	6.15%, 11/15/2052	4,141,542
2,540,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(2)	2,359,558
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,626,761
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,387,512
2,857,000	3.38%, 04/01/2030	2,597,961
5,105,000	4.85%, 08/15/2052	4,772,256
1,715,000	5.38%, 11/15/2032	1,759,852
3,390,000	7.00%, 06/15/2038	3,822,615
	Duke Energy Carolinas LLC
8,965,000	3.20%, 08/15/2049	6,739,577
3,270,000	3.75%, 06/01/2045	2,730,473
3,305,000	3.88%, 03/15/2046	2,773,408
3,000,000	5.30%, 02/15/2040	3,107,906
735,000	5.35%, 01/15/2053	771,275
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,607,619
1,201,000	3.95%, 08/15/2047	960,925
1,840,000	4.20%, 06/15/2049	1,551,749
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Electric - 4.6% - (continued)
$ 12,875,000	4.50%, 08/15/2032	$ 12,487,021
14,630,000	5.00%, 08/15/2052	13,902,936
	Duke Energy Progress LLC
1,940,000	4.15%, 12/01/2044	1,717,582
6,845,000	4.20%, 08/15/2045	6,050,771
2,730,000	4.38%, 03/30/2044	2,486,439
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(2)	3,482,568
7,265,000	2.78%, 01/07/2032(2)	5,873,178
	Edison International
1,120,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 year USD CMT + 4.698% thereafter)(4)(5)	1,046,547
1,860,000	6.95%, 11/15/2029	2,015,262
2,950,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	2,456,972
2,020,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(4)	1,983,908
780,000	Enel Finance America LLC 2.88%, 07/12/2041(2)	505,542
15,985,000	Enel Finance International N.V. 1.88%, 07/12/2028(2)(3)	13,344,519
19,611,000	Evergy, Inc. 2.90%, 09/15/2029	17,399,053
20,830,000	Eversource Energy 3.38%, 03/01/2032	18,741,029
	Exelon Corp.
530,000	3.35%, 03/15/2032	477,613
3,255,000	4.05%, 04/15/2030	3,127,160
2,485,000	4.10%, 03/15/2052	2,132,844
5,557,000	4.70%, 04/15/2050	5,211,083
	FirstEnergy Corp.
385,000	2.25%, 09/01/2030	316,204
130,000	2.65%, 03/01/2030	111,077
665,000	4.15%, 07/15/2027	635,507
5,385,000	7.38%, 11/15/2031	6,219,675
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(2)	4,559,484
2,790,000	5.45%, 07/15/2044(2)	2,745,280
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,099,543
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	6,686,323
16,725,000	4.70%, 05/15/2032	16,569,346
931,125	Greenko Power II Ltd. 4.30%, 12/13/2028(2)	801,420
545,000	Infraestructura Energetica Nova SAPI d.e. C.V. 3.75%, 01/14/2028(6)	500,603
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,446,836
5,685,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(2)(6)	5,449,812
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,025,266
2,145,000	4.95%, 09/22/2027(2)	2,163,228
	Kallpa Generacion S.A.
400,000	4.13%, 08/16/2027(6)	374,039
1,835,000	4.88%, 05/24/2026(6)	1,785,455
1,840,000	Lamar Funding Ltd. 3.96%, 05/07/2025(6)	1,761,645
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(2)	4,146,283
	MidAmerican Energy Co.
10,000,000	4.25%, 07/15/2049	9,036,513
2,598,000	4.40%, 10/15/2044	2,415,154

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Electric - 4.6% - (continued)
$ 8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	$ 8,095,984
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	7,442,940
13,376,000	Niagara MohawkPower Corp. 2.76%, 01/10/2032(2)	11,257,379
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	9,693,400
7,800,000	2.45%, 12/02/2027(2)	6,684,970
1,115,000	4.45%, 06/15/2029(2)	1,019,650
4,305,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	3,936,193
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,296,412
5,815,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(6)	5,684,162
1,860,000	Oryx Funding Ltd. 5.80%, 02/03/2031(6)	1,828,447
	Pacific Gas and Electric Co.
8,225,000	2.50%, 02/01/2031	6,620,541
8,400,000	3.25%, 06/01/2031	7,114,291
1,095,000	3.30%, 12/01/2027	998,811
6,110,000	3.50%, 08/01/2050	4,098,147
2,875,000	3.95%, 12/01/2047	2,073,271
6,000,000	4.25%, 08/01/2023	5,973,478
7,685,000	4.40%, 03/01/2032	6,946,790
3,020,000	4.50%, 07/01/2040	2,477,947
32,030,000	4.95%, 07/01/2050	26,587,910
7,490,000	5.25%, 03/01/2052	6,472,263
11,860,000	5.90%, 06/15/2032	11,896,191
4,745,000	6.15%, 01/15/2033	4,864,651
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,078,725
9,280,000	4.15%, 02/15/2050	8,130,214
	PECO Energy Co.
9,625,000	3.90%, 03/01/2048	8,350,374
1,400,000	4.60%, 05/15/2052	1,346,172
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(2)	7,378,765
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,438,555
	Public Service Enterprise Group, Inc.
7,345,000	2.88%, 06/15/2024	7,141,785
19,965,000	5.85%, 11/15/2027	20,928,578
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,106,816
10,915,000	4.22%, 03/15/2032	9,944,217
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	3,738,792
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(2)	4,838,295
	San Diego Gas & Electric Co.
17,510,000	3.00%, 03/15/2032	15,478,146
2,155,000	3.32%, 04/15/2050	1,637,099
2,025,000	3.70%, 03/15/2052	1,686,971
	Sempra Energy
2,605,000	3.70%, 04/01/2029	2,451,983
5,300,000	3.80%, 02/01/2038	4,619,650
2,120,000	4.00%, 02/01/2048	1,770,035
1,045,000	4.88%, 10/15/2025, (4.88% fixed rate until 10/15/2025; 5 year USD CMT + 4.550% thereafter)(4)(5)	1,003,200
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	5,535,921
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Electric - 4.6% - (continued)
$ 4,565,000	3.65%, 02/01/2050	$ 3,561,651
4,585,000	4.00%, 04/01/2047	3,824,140
3,000,000	4.50%, 09/01/2040	2,705,954
580,000	4.65%, 10/01/2043	538,397
3,505,000	4.70%, 06/01/2027	3,516,387
595,000	5.63%, 02/01/2036	608,992
5,950,000	5.85%, 11/01/2027	6,253,570
1,075,000	5.95%, 11/01/2032	1,167,203
1,775,000	5.95%, 02/01/2038	1,894,701
	Southern Co.
3,000,000	3.25%, 07/01/2026	2,849,678
17,255,000	3.70%, 04/30/2030	16,106,529
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
780,000	4.85%, 10/14/2038(2)	677,834
745,000	4.85%, 10/14/2038(6)	647,419
486,480	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	472,491
600,625	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	566,089
7,130,000	Virginia Electric and Power Co. 3.80%, 09/15/2047	5,824,101
540,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(2)	498,168
9,765,000	WEC Energy Group, Inc. 5.00%, 09/27/2025	9,810,421
8,510,000	Xcel Energy, Inc. 4.60%, 06/01/2032	8,403,830
		659,446,651
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	1,526,266
	Electronics - 0.5%
3,875,000	Coherent Corp. 5.00%, 12/15/2029(2)	3,519,407
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,468,346
17,335,000	Honeywell International, Inc. 4.95%, 02/15/2028	17,981,026
5,315,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	4,620,330
1,020,000	Sensata Technologies B.V. 5.00%, 10/01/2025(2)	1,008,775
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	14,037,226
15,430,000	2.38%, 08/09/2028	12,865,898
		63,501,008
	Energy-Alternate Sources - 0.0%
	Greenko Dutch B.V.
839,850	3.85%, 03/29/2026(6)	750,036
830,850	3.85%, 03/29/2026(2)(3)	741,999
		1,492,035
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen S.A.
2,697,000	5.13%, 08/11/2061(2)	2,191,326
445,000	5.13%, 08/11/2061(6)	361,565
2,598,296	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(2)	1,825,303
	IHS Holding Ltd.
865,000	5.63%, 11/29/2026(6)	730,492
435,000	5.63%, 11/29/2026(2)	367,358
1,295,000	6.25%, 11/29/2028(2)	1,058,119
1,190,000	6.25%, 11/29/2028(6)	972,325
1,675,000	Interchile S.A. 4.50%, 06/30/2056(2)	1,431,187

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Engineering & Construction - 0.1% - (continued)
	Mexico City Airport Trust
$ 585,000	3.88%, 04/30/2028(6)	$ 557,037
525,000	4.25%, 10/31/2026(6)	507,937
		10,002,649
	Entertainment - 0.5%
	Caesars Entertainment, Inc.
2,100,000	4.63%, 10/15/2029(2)(3)	1,795,500
2,345,000	6.25%, 07/01/2025(2)	2,334,231
4,760,000	8.13%, 07/01/2027(2)	4,814,930
775,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(2)	775,132
	Cinemark USA, Inc.
2,920,000	5.25%, 07/15/2028(2)(3)	2,394,400
135,000	5.88%, 03/15/2026(2)(3)	121,227
4,783,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,467,256
	Warnermedia Holdings, Inc.
5,775,000	3.64%, 03/15/2025(2)	5,566,808
3,375,000	3.76%, 03/15/2027(2)	3,158,185
12,320,000	4.28%, 03/15/2032(2)	10,920,711
7,495,000	5.05%, 03/15/2042(2)	6,369,772
28,655,000	5.14%, 03/15/2052(2)	23,681,418
5,665,000	5.39%, 03/15/2062(2)	4,663,187
		71,062,757
	Environmental Control - 0.1%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(2)	1,970,081
1,700,000	5.13%, 07/15/2029(2)	1,632,340
115,000	6.38%, 02/01/2031(2)	117,151
4,515,000	Republic Services, Inc. 0.88%, 11/15/2025	4,061,020
590,000	Stericycle, Inc. 3.88%, 01/15/2029(2)	523,483
		8,304,075
	Food - 0.7%
3,950,000	B&G Foods, Inc. 5.25%, 09/15/2027(3)	3,194,562
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,467,444
22,425,000	4.60%, 11/01/2025	22,241,975
8,410,000	5.30%, 11/01/2038	8,429,065
1,545,000	5.40%, 11/01/2048	1,515,913
	General Mills, Inc.
4,870,000	2.25%, 10/14/2031	4,066,360
5,900,000	5.24%, 11/18/2025	5,929,866
4,720,000	Hershey Co. 3.13%, 11/15/2049	3,616,488
11,560,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 2.50%, 01/15/2027(2)	10,298,573
	Kraft Heinz Foods Co.
6,000,000	3.00%, 06/01/2026	5,701,910
1,975,000	3.75%, 04/01/2030	1,862,862
3,165,000	4.38%, 06/01/2046	2,752,559
250,000	5.00%, 06/04/2042	238,704
4,520,000	Mondelez International, Inc. 2.63%, 03/17/2027	4,200,806
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	1,144,357
	Post Holdings, Inc.
5,445,000	5.63%, 01/15/2028(2)	5,270,107
1,013,000	5.75%, 03/01/2027(2)	997,886
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	8,844,950
		96,774,387
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Food Service - 0.0%
	Aramark Services, Inc.
$ 2,175,000	5.00%, 04/01/2025(2)	$ 2,136,937
1,500,000	5.00%, 02/01/2028(2)	1,413,750
		3,550,687
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
870,000	4.50%, 08/01/2024	858,690
610,000	5.15%, 01/29/2050(6)	545,950
350,000	5.15%, 01/29/2050(2)	313,250
305,000	5.50%, 04/30/2049(2)	278,441
	Inversiones CMPC S.A.
760,000	3.85%, 01/13/2030(6)	707,940
370,000	3.85%, 01/13/2030(2)	344,655
		3,048,926
	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
2,042,000	5.50%, 05/20/2025	1,980,740
2,738,000	5.88%, 08/20/2026	2,648,413
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	10,118,892
8,520,000	4.87%, 08/05/2032(2)(3)	8,241,380
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,310,054
2,260,000	3.49%, 05/15/2027	2,165,006
3,319,000	3.60%, 05/01/2030	3,062,572
2,768,000	3.95%, 03/30/2048	2,291,175
5,225,000	5.00%, 06/15/2052	5,074,838
2,260,000	Southern California Gas Co. 6.35%, 11/15/2052	2,626,919
		48,519,989
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
3,645,000	6.05%, 02/15/2026(2)	3,700,007
980,000	6.05%, 04/15/2028(2)	993,225
5,465,000	6.30%, 02/15/2030(2)	5,560,578
		10,253,810
	Healthcare - Products - 0.8%
4,420,000	Abbott Laboratories 4.75%, 11/30/2036	4,587,733
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(2)	8,428,728
10,145,000	3.00%, 09/23/2029(2)	9,038,233
2,325,000	5.38%, 12/06/2032(2)	2,427,256
1,725,000	5.75%, 12/06/2052(2)	1,849,428
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	4,225,315
23,255,000	Baxter International, Inc. 2.54%, 02/01/2032(3)	18,977,705
	GE HealthCare Technologies, Inc.
17,185,000	5.65%, 11/15/2027(2)	17,768,734
17,000,000	5.86%, 03/15/2030(2)	18,004,976
6,935,000	5.91%, 11/22/2032(2)(3)	7,489,072
	GSK Consumer Healthcare Capital U.S. LLC
7,545,000	3.38%, 03/24/2029	6,943,745
2,585,000	3.63%, 03/24/2032	2,359,209
	Medline Borrower L.P.
10,700,000	3.88%, 04/01/2029(2)	9,127,635
2,272,000	5.25%, 10/01/2029(2)	1,926,565
		113,154,334

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Healthcare - Services - 1.3%
$ 715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(2)	$ 672,250
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(2)	579,068
695,000	3.50%, 04/01/2030(2)(3)	575,050
415,000	5.00%, 07/15/2027(2)	392,415
	Centene Corp.
26,280,000	2.45%, 07/15/2028	22,780,555
1,765,000	3.00%, 10/15/2030	1,509,075
755,000	4.25%, 12/15/2027	724,566
790,000	4.63%, 12/15/2029	748,896
4,750,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(2)	3,633,240
7,840,000	CommonSpirit Health 2.76%, 10/01/2024	7,572,398
14,000,000	Elevance Health, Inc. 3.65%, 12/01/2027	13,476,818
	HCA, Inc.
200,000	3.50%, 07/15/2051	139,384
5,310,000	4.63%, 03/15/2052(2)	4,440,991
2,950,000	5.13%, 06/15/2039	2,771,838
1,500,000	5.38%, 09/01/2026	1,507,287
115,000	5.63%, 09/01/2028	116,760
1,131,000	7.50%, 11/15/2095	1,252,870
	Humana, Inc.
9,920,000	3.70%, 03/23/2029	9,327,590
5,985,000	5.75%, 03/01/2028	6,237,297
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(2)	774,548
$ 2,190,000	5.00%, 05/15/2027(2)	2,124,140
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,733,688
9,130,000	3.00%, 06/01/2051	6,695,872
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	8,003,337
	Roche Holdings, Inc.
14,000,000	1.93%, 12/13/2028(2)	12,354,419
5,635,000	2.61%, 12/13/2051(2)	3,935,922
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,879,907
3,645,000	3.16%, 08/15/2040	2,856,913
7,830,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(2)	7,597,058
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,366,066
5,550,000	3.05%, 05/15/2041	4,419,662
9,740,000	4.75%, 05/15/2052	9,583,108
11,895,000	5.35%, 02/15/2033	12,631,575
13,530,000	5.80%, 03/15/2036	14,963,695
4,080,000	5.88%, 02/15/2053	4,642,430
2,170,000	6.05%, 02/15/2063	2,521,189
551,000	6.88%, 02/15/2038	670,523
		184,212,400
	Home Builders - 0.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
2,140,000	4.63%, 08/01/2029(2)	1,786,900
1,741,000	4.63%, 04/01/2030(2)	1,450,236
4,019,000	6.63%, 01/15/2028(2)	3,666,132
5,350,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	4,497,504
	KB Home
1,025,000	4.00%, 06/15/2031	854,409
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Home Builders - 0.2% - (continued)
$ 2,700,000	4.80%, 11/15/2029	$ 2,423,061
490,000	6.88%, 06/15/2027	499,800
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,716,170
1,325,000	4.95%, 02/01/2028	1,220,868
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	1,955,477
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(2)	964,798
2,735,000	5.75%, 01/15/2028(2)	2,652,991
3,978,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	3,685,836
		27,374,182
	Household Products/Wares - 0.1%
13,030,000	Clorox Co. 4.40%, 05/01/2029(3)	12,842,588
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,991,696
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(2)	2,146,872
1,840,000	4.75%, 10/15/2046(2)	1,749,440
		18,730,596
	Housewares - 0.0%
1,115,000	Newell Brands, Inc. 5.63%, 04/01/2036	992,350
	Insurance - 2.2%
1,470,000	ACE Capital Trust 9.70%, 04/01/2030	1,848,377
1,915,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(2)	1,821,874
1,960,000	AIA Group Ltd. 3.20%, 09/16/2040(2)	1,488,224
	American International Group, Inc.
5,348,000	4.70%, 07/10/2035	5,023,798
4,460,000	4.80%, 07/10/2045	4,228,666
2,530,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	2,367,473
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,855,722
1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	1,024,356
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	5,614,484
14,500,000	2.72%, 01/07/2029(2)	12,403,720
7,053,000	Athene Holding Ltd. 3.45%, 05/15/2052	4,700,492
6,405,000	Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	5,485,673
3,995,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(2)	3,566,834
13,645,000	Brighthouse Financial, Inc. 3.85%, 12/22/2051	9,540,429
10,750,000	CNO Global Funding 2.65%, 01/06/2029(2)	9,350,351
	Corebridge Financial, Inc.
8,300,000	3.85%, 04/05/2029(2)	7,730,155
2,685,000	3.90%, 04/05/2032(2)	2,439,155
14,810,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(2)(4)	14,655,282
	Equitable Financial Life Global Funding
11,465,000	1.10%, 11/12/2024(2)	10,733,922
16,470,000	1.70%, 11/12/2026(2)	14,614,059
6,100,000	1.80%, 03/08/2028(2)	5,228,208
16,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	16,097,389
3,980,000	Guardian Life Global Funding 1.25%, 05/13/2026(2)(3)	3,586,830

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Insurance - 2.2% - (continued)
$ 19,035,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	$ 12,409,935
	Lincoln National Corp.
9,610,000	3.40%, 03/01/2032	8,187,969
457,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 year USD CMT + 5.318% thereafter)(3)(4)(5)	504,985
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,842,378
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(2)	9,197,396
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(2)	12,676,993
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,601,114
	Nationwide Mutual Insurance Co.
12,700,000	4.35%, 04/30/2050(2)	10,289,787
4,940,000	9.38%, 08/15/2039(2)	6,683,886
	New York Life Global Funding
14,205,000	3.00%, 01/10/2028(2)	13,311,647
18,085,000	4.85%, 01/09/2028(2)	18,382,668
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	2,300,289
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	1,188,340
12,790,000	Northwestern Mutual Global Funding 1.70%, 06/01/2028(2)(3)	11,030,397
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(2)	5,648,901
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(2)	9,299,808
5,215,000	1.65%, 01/13/2025(2)	4,870,652
2,115,000	Radian Group, Inc. 4.88%, 03/15/2027(3)	2,011,830
	Unum Group
1,395,000	4.00%, 06/15/2029	1,311,057
13,000,000	4.50%, 12/15/2049	10,009,067
	Willis North America, Inc.
6,435,000	3.60%, 05/15/2024	6,297,997
6,752,000	4.50%, 09/15/2028	6,556,012
11,040,000	4.65%, 06/15/2027	10,898,854
		318,917,435
	Internet - 0.3%
6,679,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	5,810,057
	Amazon.com, Inc.
5,165,000	3.88%, 08/22/2037	4,782,981
6,575,000	3.95%, 04/13/2052	5,780,111
4,320,000	4.25%, 08/22/2057	3,928,106
3,755,000	4.95%, 12/05/2044	3,873,775
5,180,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(2)	3,681,153
	Gen Digital, Inc.
2,735,000	6.75%, 09/30/2027(2)	2,770,555
2,735,000	7.13%, 09/30/2030(2)(3)	2,776,845
6,530,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 03/01/2029(2)	5,632,125
	Meituan
736,000	3.05%, 10/28/2030(2)	597,557
635,000	3.05%, 10/28/2030(6)	515,555
	Prosus N.V.
770,000	3.26%, 01/19/2027(2)	698,238
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Internet - 0.3% - (continued)
$ 200,000	3.68%, 01/21/2030(6)	$ 172,679
	Uber Technologies, Inc.
4,470,000	4.50%, 08/15/2029(2)	3,979,697
2,145,000	8.00%, 11/01/2026(2)	2,185,589
		47,185,023
	Investment Company Security - 0.1%
560,000	Ares Capital Corp. 2.88%, 06/15/2028	471,048
5,970,000	JAB Holdings B.V. 3.75%, 05/28/2051(2)	3,827,760
3,330,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(2)	3,556,626
		7,855,434
	Iron/Steel - 0.3%
	ArcelorMittal S.A.
11,205,000	6.55%, 11/29/2027	11,686,710
8,470,000	6.80%, 11/29/2032	8,881,169
	CSN Resources S.A.
1,385,000	5.88%, 04/08/2032(2)	1,257,144
720,000	5.88%, 04/08/2032(6)	653,534
7,685,000	Nucor Corp. 3.13%, 04/01/2032	6,831,838
	POSCO
695,000	5.63%, 01/17/2026(2)	704,646
289,000	5.75%, 01/17/2028(2)	297,800
	Steel Dynamics, Inc.
4,159,000	2.80%, 12/15/2024	3,992,618
1,050,000	3.25%, 10/15/2050	762,887
5,025,000	3.45%, 04/15/2030	4,607,790
8,320,000	Vale Overseas Ltd. 3.75%, 07/08/2030	7,445,123
		47,121,259
	IT Services - 0.6%
	Apple, Inc.
6,895,000	2.38%, 02/08/2041	5,107,227
20,110,000	2.65%, 02/08/2051	14,129,551
12,960,000	2.70%, 08/05/2051	9,122,638
2,600,000	3.75%, 11/13/2047	2,270,145
6,520,000	3.85%, 08/04/2046	5,846,284
7,280,000	3.95%, 08/08/2052	6,492,064
3,620,000	4.38%, 05/13/2045	3,509,278
4,000,000	4.65%, 02/23/2046	4,011,842
	International Business Machines Corp.
4,800,000	1.95%, 05/15/2030	4,024,188
2,590,000	3.43%, 02/09/2052	1,950,001
4,755,000	4.15%, 05/15/2039	4,280,690
7,390,000	4.90%, 07/27/2052	7,144,159
10,065,000	Leidos, Inc. 2.30%, 02/15/2031	8,091,086
6,110,000	McAfee Corp. 7.38%, 02/15/2030(2)	5,094,912
	Presidio Holdings, Inc.
4,851,000	4.88%, 02/01/2027(2)	4,509,417
1,375,000	8.25%, 02/01/2028(2)	1,321,719
500	Seagate HDD Cayman 9.63%, 12/01/2032(2)	566
1,293,000	Western Digital Corp. 4.75%, 02/15/2026	1,248,559
		88,154,326
	Leisure Time - 0.2%
	Carnival Corp.
1,155,000	4.00%, 08/01/2028(2)	995,691
646,000	5.75%, 03/01/2027(2)	536,180
4,290,000	6.00%, 05/01/2029(2)	3,389,100
EUR 1,875,000	7.63%, 03/01/2026(2)	1,835,382
$ 1,620,000	7.63%, 03/01/2026(2)(3)	1,474,200
1,020,000	10.50%, 06/01/2030(2)(3)	981,750

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Leisure Time - 0.2% - (continued)
$ 2,675,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(2)	$ 2,113,250
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(2)	2,073,240
3,380,000	8.38%, 02/01/2028(2)(7)	3,434,181
	Royal Caribbean Cruises Ltd.
540,000	5.38%, 07/15/2027(2)	469,736
5,350,000	5.50%, 08/31/2026(2)	4,788,025
3,075,000	8.25%, 01/15/2029(2)	3,213,375
1,565,000	11.63%, 08/15/2027(2)(3)	1,660,770
		26,964,880
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027(3)	499,100
4,500,000	4.75%, 06/15/2031(2)	4,049,145
7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	7,387,938
12,950,000	Sands China Ltd. 3.75%, 08/08/2031	10,836,267
1,725,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,616,286
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(2)	1,597,099
3,735,000	5.50%, 03/01/2025(2)	3,643,679
		29,629,514
	Machinery-Diversified - 0.1%
10,135,000	Otis Worldwide Corp. 2.29%, 04/05/2027	9,277,461
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,360,588
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,085,121
		12,723,170
	Media - 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(2)	10,996,260
3,550,000	4.25%, 01/15/2034(2)	2,772,088
2,670,000	4.50%, 08/15/2030(2)	2,282,850
925,000	4.75%, 02/01/2032(2)	783,938
1,325,000	5.00%, 02/01/2028(2)	1,236,291
650,000	7.38%, 03/01/2031(2)	651,619
	Charter Communications Operating LLC / Charter Communications Operating Capital
16,080,000	2.25%, 01/15/2029	13,450,658
1,225,000	2.80%, 04/01/2031	1,000,788
5,000,000	3.50%, 03/01/2042	3,450,565
5,000,000	3.85%, 04/01/2061	3,150,170
11,690,000	3.90%, 06/01/2052	7,926,763
7,665,000	4.80%, 03/01/2050	6,019,494
8,000,000	5.05%, 03/30/2029	7,778,016
8,550,000	5.13%, 07/01/2049	7,039,166
1,000,000	5.25%, 04/01/2053	833,262
10,990,000	5.38%, 05/01/2047	9,334,394
4,595,000	5.75%, 04/01/2048	4,069,806
6,903,000	6.48%, 10/23/2045	6,772,055
	Comcast Corp.
15,739,000	2.89%, 11/01/2051	10,908,409
14,700,000	2.94%, 11/01/2056	9,954,080
7,884,000	2.99%, 11/01/2063	5,241,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Media - 1.9% - (continued)
$ 10,280,000	3.20%, 07/15/2036	$ 8,772,818
6,605,000	3.25%, 11/01/2039	5,469,753
6,640,000	3.40%, 07/15/2046	5,259,251
1,925,000	3.75%, 04/01/2040	1,696,216
7,520,000	5.50%, 11/15/2032	8,088,491
560,000	CSC Holdings LLC 6.50%, 02/01/2029(2)	486,808
	Discovery Communications LLC
855,000	3.90%, 11/15/2024	834,900
6,110,000	3.95%, 06/15/2025	5,894,957
9,926,000	4.00%, 09/15/2055	6,784,633
1,090,000	4.13%, 05/15/2029	999,004
3,846,000	4.65%, 05/15/2050	2,989,039
13,920,000	5.20%, 09/20/2047	11,568,194
5,395,000	5.30%, 05/15/2049	4,548,395
	DISH DBS Corp.
2,680,000	5.00%, 03/15/2023	2,674,853
3,195,000	5.88%, 11/15/2024	3,015,281
1,640,000	DISH Network Corp. 11.75%, 11/15/2027(2)	1,704,452
2,930,000	Nexstar Media, Inc. 5.63%, 07/15/2027(2)	2,798,502
	Paramount Global
2,920,000	4.20%, 05/19/2032	2,510,057
13,137,000	4.38%, 03/15/2043	9,643,794
13,610,000	4.95%, 01/15/2031	12,533,627
9,910,000	4.95%, 05/19/2050(3)	7,833,163
2,264,000	5.85%, 09/01/2043	2,008,694
	Sirius XM Radio, Inc.
3,960,000	3.13%, 09/01/2026(2)	3,563,843
3,470,000	4.00%, 07/15/2028(2)	3,088,647
1,450,000	4.13%, 07/01/2030(2)	1,241,635
	Time Warner Cable LLC
10,340,000	5.88%, 11/15/2040	9,656,565
2,825,000	6.75%, 06/15/2039	2,893,283
1,565,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	1,830,189
4,945,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(2)	4,350,463
5,460,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	4,709,305
200,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(6)	131,704
15,400,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(2)	13,100,279
	Walt Disney Co.
1,177,000	5.40%, 10/01/2043	1,246,047
2,440,000	6.40%, 12/15/2035	2,802,385
2,135,000	Ziggo B.V. 4.88%, 01/15/2030(2)	1,859,670
		274,241,069
	Metal Fabricate/Hardware - 0.1%
	Advanced Drainage Systems, Inc.
2,099,000	5.00%, 09/30/2027(2)	1,997,972
2,051,000	6.38%, 06/15/2030(2)	2,037,847
	Novelis Corp.
795,000	3.25%, 11/15/2026(2)	719,729
820,000	3.88%, 08/15/2031(2)	692,080
5,805,000	4.75%, 01/30/2030(2)	5,253,525
		10,701,153
	Mining - 0.7%
	Anglo American Capital plc
11,660,000	2.63%, 09/10/2030(2)	9,885,018
6,825,000	2.88%, 03/17/2031(2)	5,847,618

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Mining - 0.7% - (continued)
$ 20,570,000	3.88%, 03/16/2029(2)	$ 19,117,128
1,001,000	4.88%, 05/14/2025(2)	991,914
16,215,000	5.63%, 04/01/2030(2)	16,645,448
	AngloGold Ashanti Holdings plc
750,000	3.38%, 11/01/2028	672,653
1,220,000	3.75%, 10/01/2030	1,079,914
	Constellium SE
680,000	3.75%, 04/15/2029(2)(3)	581,270
1,716,000	5.63%, 06/15/2028(2)	1,626,768
1,547,000	5.88%, 02/15/2026(2)	1,525,908
445,000	Corp Nacional del Cobre de Chile 5.13%, 02/02/2033(2)	445,984
	FMG Resources August 2006 Pty Ltd.
310,000	4.38%, 04/01/2031(2)	272,611
2,325,000	4.50%, 09/15/2027(2)	2,220,375
19,875,000	5.88%, 04/15/2030(2)	19,378,125
9,565,000	6.13%, 04/15/2032(2)	9,325,875
	Freeport Indonesia PT
1,365,000	4.76%, 04/14/2027(2)	1,328,052
3,554,000	5.32%, 04/14/2032(2)	3,376,730
205,000	5.32%, 04/14/2032(6)	194,260
710,000	6.20%, 04/14/2052(2)	656,750
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,932,689
620,000	Stillwater Mining Co. 4.50%, 11/16/2029(6)	531,265
		101,636,355
	Miscellaneous Manufacturing - 0.3%
	Eaton Corp.
10,155,000	4.15%, 03/15/2033	9,789,314
2,480,000	4.70%, 08/23/2052	2,396,662
6,006,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	5,142,501
10,765,000	Parker-Hannifin Corp. 4.50%, 09/15/2029	10,670,061
8,365,000	Siemens Financieringsmaatschappij N.V. 1.70%, 03/11/2028(2)	7,398,322
		35,396,860
	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
6,199,000	3.25%, 02/15/2029	5,369,597
12,485,000	3.28%, 12/01/2028	10,962,080
10,435,000	3.57%, 12/01/2031	8,963,143
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	986,010
		26,280,830
	Oil & Gas - 1.9%
	Aker BP ASA
7,470,000	2.00%, 07/15/2026(2)	6,759,141
2,950,000	3.10%, 07/15/2031(2)	2,499,909
2,920,000	3.75%, 01/15/2030(2)	2,640,597
8,995,000	4.00%, 01/15/2031(2)	8,180,464
	Apache Corp.
3,950,000	4.38%, 10/15/2028	3,655,607
2,550,000	5.10%, 09/01/2040	2,226,788
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	5,514,407
6,170,000	3.00%, 03/17/2052	4,419,958
7,125,000	3.06%, 06/17/2041	5,660,743
11,380,000	3.38%, 02/08/2061	8,463,842
3,945,000	3.63%, 04/06/2030	3,745,012
5,000,000	4.23%, 11/06/2028	4,969,515
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 1,090,000	BP Capital Markets plc 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.398% thereafter)(4)(5)	$ 1,017,788
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	4,523,628
2,645,000	4.03%, 03/15/2062	2,261,403
3,865,000	Continental Resources, Inc. 5.75%, 01/15/2031(2)	3,785,333
3,345,000	Devon Energy Corp. 7.88%, 09/30/2031	3,911,067
	Diamondback Energy, Inc.
6,770,000	4.25%, 03/15/2052	5,406,294
10,055,000	6.25%, 03/15/2033	10,676,437
12,014,000	6.25%, 03/15/2053	12,491,554
6,080,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(2)	5,928,000
	Ecopetrol S.A.
4,240,000	4.63%, 11/02/2031	3,353,416
640,000	5.38%, 06/26/2026	616,195
790,000	6.88%, 04/29/2030	740,412
18,930,000	8.88%, 01/13/2033	19,431,645
	Empresa Nacional del Petroleo
800,000	3.75%, 08/05/2026(6)	754,265
3,550,000	5.25%, 11/06/2029(6)	3,447,086
	Energean Israel Finance Ltd.
1,495,000	4.50%, 03/30/2024(2)(6)	1,457,625
1,395,000	4.88%, 03/30/2026(2)(6)	1,302,581
1,630,000	5.38%, 03/30/2028(2)(6)	1,499,600
150,000	5.88%, 03/30/2031(2)(6)	135,375
	EQT Corp.
210,000	3.13%, 05/15/2026(2)	196,082
1,650,000	3.90%, 10/01/2027	1,562,242
1,825,000	7.00%, 02/01/2030	1,941,088
	Equinor ASA
3,365,000	3.63%, 04/06/2040	2,931,917
2,055,000	3.70%, 04/06/2050	1,738,491
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,324,464
10,742,000	7.30%, 08/15/2031	12,002,648
555,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(6)	501,853
	Leviathan Bond Ltd.
110,000	6.13%, 06/30/2025(2)(6)	109,175
1,275,000	6.50%, 06/30/2027(2)(6)	1,254,281
715,000	6.75%, 06/30/2030(2)(6)	694,368
11,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	11,717,353
	Occidental Petroleum Corp.
1,980,000	3.20%, 08/15/2026	1,834,359
1,285,000	5.50%, 12/01/2025	1,290,281
1,365,000	5.55%, 03/15/2026	1,378,650
1,234,000	6.38%, 09/01/2028	1,281,182
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	5,746,669
1,730,000	Patterson-UTI Energy, Inc. 3.95%, 02/01/2028	1,564,437
1,105,000	Pertamina Persero PT 4.70%, 07/30/2049(6)	939,473
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(6)(10)	21,206
190,000	9.00%, 11/17/2021(6)(10)	8,550
630,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(6)	420,298

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Oil & Gas - 1.9% - (continued)
	Petroleos Mexicanos
$ 2,745,000	6.70%, 02/16/2032	$ 2,274,455
1,595,000	7.69%, 01/23/2050	1,189,266
1,500,000	8.75%, 06/02/2029	1,464,175
	Qatar Energy
1,735,000	2.25%, 07/12/2031(2)	1,473,692
5,850,000	3.30%, 07/12/2051(6)	4,458,870
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(2)(3)	962,412
3,185,000	4.88%, 05/15/2025	3,072,687
	Saudi Arabian Oil Co.
2,225,000	3.25%, 11/24/2050(6)	1,610,540
4,590,000	3.50%, 04/16/2029(6)	4,302,574
	Shell International Finance B.V.
8,000,000	2.88%, 11/26/2041	6,184,251
8,925,000	3.00%, 11/26/2051	6,512,906
4,199,000	4.00%, 05/10/2046	3,722,563
1,056,000	4.38%, 05/11/2045	990,931
2,320,000	4.55%, 08/12/2043	2,233,060
5,550,000	SM Energy Co. 6.50%, 07/15/2028	5,294,072
5,655,000	Southwestern Energy Co. 4.75%, 02/01/2032	4,962,263
725,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/2023(6)	722,390
560,000	Strathcona Resources Ltd. 6.88%, 08/01/2026(2)	477,400
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,189,618
3,735,000	4.00%, 11/15/2047	3,119,237
185,000	6.50%, 06/15/2038	200,474
1,180,000	Transocean, Inc. 8.75%, 02/15/2030(2)	1,218,350
615,000	Tullow Oil plc 10.25%, 05/15/2026(6)	530,438
	Var Energi ASA
11,420,000	7.50%, 01/15/2028(2)	11,919,933
1,390,000	8.00%, 11/15/2032(2)	1,493,098
		265,514,409
	Oil & Gas Services - 0.2%
3,163,000	Archrock Partners L.P. / Archrock Partners Finance Corp. 6.25%, 04/01/2028(2)	3,004,850
6,735,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	6,859,732
7,675,000	Halliburton Co. 4.85%, 11/15/2035	7,490,706
645,000	USA Compression Partners L.P. / USA Compression Finance Corp. 6.88%, 09/01/2027	625,489
7,065,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	7,126,678
		25,107,455
	Packaging & Containers - 0.3%
580,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc 3.25%, 09/01/2028(2)	508,967
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
3,265,000	4.13%, 08/15/2026(2)	2,979,313
870,000	5.25%, 04/30/2025(2)(3)	850,643
3,135,000	5.25%, 08/15/2027(2)	2,567,204
	Berry Global, Inc.
950,000	4.88%, 07/15/2026(2)	925,300
2,510,000	5.63%, 07/15/2027(2)(3)	2,466,075
470,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(2)	463,434
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 1,863,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	$ 1,816,527
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	1,155,798
	Mauser Packaging Solutions Holding Co.
1,725,000	7.25%, 04/15/2025(2)	1,684,031
1,715,000	7.88%, 08/15/2026(2)	1,730,006
2,710,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(2)(3)	2,656,478
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	14,254,210
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	2,647,383
2,990,000	Titan Holdings II B.V. 5.13%, 07/15/2029(2)	2,632,969
$ 1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(2)	1,525,033
		40,863,371
	Pharmaceuticals - 0.9%
	AbbVie, Inc.
16,861,000	2.95%, 11/21/2026	15,930,744
4,630,000	4.05%, 11/21/2039	4,154,901
4,060,000	4.25%, 11/21/2049	3,609,695
7,590,000	4.45%, 05/14/2046	6,949,322
2,840,000	4.63%, 10/01/2042	2,658,081
1,118,000	4.70%, 05/14/2045	1,064,798
3,702,000	4.85%, 06/15/2044	3,585,029
5,000,000	AstraZeneca plc 4.00%, 09/18/2042	4,620,349
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(2)	2,593,542
7,820,000	4.25%, 12/15/2025(2)	7,681,685
7,435,000	Becton Dickinson and Co. 4.30%, 08/22/2032	7,237,835
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,944,395
4,655,000	4.25%, 10/26/2049	4,264,297
	Cigna Corp.
1,530,000	1.25%, 03/15/2026	1,376,961
3,690,000	4.38%, 10/15/2028	3,651,904
	CVS Health Corp.
4,605,000	4.13%, 04/01/2040	4,007,180
14,295,000	4.78%, 03/25/2038	13,628,184
3,455,000	5.13%, 07/20/2045	3,310,709
	CVS Pass-Through Trust
8,048	6.04%, 12/10/2028	8,097
19,635	6.94%, 01/10/2030	20,283
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	5,968,948
4,920,000	Owens & Minor, Inc. 6.63%, 04/01/2030(2)	4,350,768
4,525,000	Pfizer, Inc. 4.00%, 12/15/2036	4,348,870
	Teva Pharmaceutical Finance Netherlands III B.V.
11,597,000	3.15%, 10/01/2026	10,389,056
8,925,000	4.75%, 05/09/2027	8,255,912
1,135,000	Viatris, Inc. 2.30%, 06/22/2027	999,415
		133,610,960
	Pipelines - 2.6%
1,810,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(6)	1,409,354
4,450,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	4,255,313

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Pipelines - 2.6% - (continued)
	Buckeye Partners L.P.
$ 1,997,000	3.95%, 12/01/2026	$ 1,831,569
1,005,000	4.13%, 03/01/2025(2)	954,750
1,360,000	4.13%, 12/01/2027	1,230,324
3,530,000	4.50%, 03/01/2028(2)	3,237,716
	Cheniere Energy Partners L.P.
1,560,000	4.00%, 03/01/2031	1,399,570
1,154,000	4.50%, 10/01/2029	1,083,144
2,150,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	2,145,647
5,410,000	DT Midstream, Inc. 4.13%, 06/15/2029(2)	4,815,062
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,421,033
	EIG Pearl Holding S.a.r.l.
2,600,000	3.55%, 08/31/2036(2)	2,258,152
1,230,000	3.55%, 08/31/2036(6)	1,068,280
4,550,000	4.39%, 11/30/2046(2)	3,594,500
715,000	4.39%, 11/30/2046(6)	564,850
23,150,000	Enbridge, Inc. 2.50%, 08/01/2033	18,842,158
	Energy Transfer L.P.
5,000,000	4.75%, 01/15/2026	4,949,874
2,275,000	4.90%, 03/15/2035	2,135,996
990,000	4.95%, 06/15/2028	982,646
9,000,000	5.25%, 04/15/2029	9,067,110
5,100,000	5.30%, 04/01/2044	4,664,996
4,442,000	5.30%, 04/15/2047	3,996,277
8,465,000	5.55%, 02/15/2028	8,602,387
1,570,000	5.75%, 02/15/2033	1,612,139
7,275,000	6.00%, 06/15/2048	7,107,055
4,045,000	6.13%, 12/15/2045	4,028,594
3,910,000	6.25%, 04/15/2049	3,954,721
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	1,008,000
4,485,000	5.63%, 01/15/2028(2)	4,384,088
225,000	6.50%, 09/01/2030(2)	229,219
1,094,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	861,469
	Enterprise Products Operating LLC
10,000,000	3.13%, 07/31/2029	9,111,861
5,430,000	4.20%, 01/31/2050	4,603,689
2,760,000	4.25%, 02/15/2048	2,368,361
5,745,000	4.80%, 02/01/2049	5,292,569
1,516,000	4.85%, 08/15/2042	1,436,243
5,610,000	5.35%, 01/31/2033	5,817,602
	EQM Midstream Partners L.P.
2,644,000	4.50%, 01/15/2029(2)	2,318,947
2,950,000	4.75%, 01/15/2031(2)	2,499,447
795,000	6.00%, 07/01/2025(2)	782,685
2,505,000	6.50%, 07/01/2027(2)	2,459,935
2,155,000	6.50%, 07/15/2048(3)	1,659,350
185,000	7.50%, 06/01/2027(2)	184,997
190,000	7.50%, 06/01/2030(2)	189,907
	Galaxy Pipeline Assets Bidco Ltd.
421,422	1.75%, 09/30/2027(2)	390,833
12,977,603	2.16%, 03/31/2034(2)	11,197,675
1,585,000	2.63%, 03/31/2036(2)	1,294,556
875,000	2.63%, 03/31/2036(6)	714,660
2,870,594	2.94%, 09/30/2040(6)	2,344,894
1,566,000	3.25%, 09/30/2040(6)	1,233,374
350,000	3.25%, 09/30/2040(2)	275,658
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(2)	2,667,361
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Pipelines - 2.6% - (continued)
	MPLX L.P.
$ 3,750,000	4.00%, 02/15/2025	$ 3,665,600
6,490,000	4.25%, 12/01/2027	6,297,011
2,770,000	4.90%, 04/15/2058	2,341,690
14,445,000	4.95%, 09/01/2032	14,184,769
600,000	4.95%, 03/14/2052	528,505
4,780,000	5.20%, 12/01/2047	4,340,616
4,490,000	NGPL PipeCo LLC 3.25%, 07/15/2031(2)	3,790,078
	ONEOK, Inc.
3,125,000	3.10%, 03/15/2030	2,742,311
2,029,000	3.40%, 09/01/2029	1,814,951
3,139,000	4.35%, 03/15/2029	2,985,354
8,993,000	5.20%, 07/15/2048	8,086,733
12,525,000	6.10%, 11/15/2032	13,138,527
7,084,000	6.35%, 01/15/2031	7,510,300
2,125,000	7.15%, 01/15/2051	2,348,857
905,000	Peru LNG S.R.L. 5.38%, 03/22/2030(6)	750,462
	Plains All American Pipeline L.P. / PAA Finance Corp.
1,105,000	3.55%, 12/15/2029	989,410
5,000,000	3.60%, 11/01/2024	4,876,798
12,255,000	3.80%, 09/15/2030	11,109,142
3,500,000	4.30%, 01/31/2043	2,697,488
5,196,000	4.90%, 02/15/2045	4,358,335
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,345,929
4,000,000	5.88%, 06/30/2026	4,086,686
555,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(2)	505,483
	Targa Resources Corp.
7,245,000	4.20%, 02/01/2033	6,548,216
2,300,000	4.95%, 04/15/2052	1,957,934
4,520,000	5.20%, 07/01/2027	4,537,827
9,147,000	6.13%, 03/15/2033	9,516,981
8,245,000	6.25%, 07/01/2052	8,309,616
490,000	6.50%, 02/15/2053	507,937
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
12,805,000	4.00%, 01/15/2032	11,178,084
2,035,000	5.50%, 03/01/2030	1,984,988
3,725,000	6.50%, 07/15/2027	3,812,910
	TransCanada PipeLines Ltd.
8,635,000	2.50%, 10/12/2031	7,163,203
5,840,000	4.63%, 03/01/2034	5,607,557
	Venture Global Calcasieu Pass LLC
3,015,000	3.88%, 08/15/2029(2)	2,683,350
1,470,000	4.13%, 08/15/2031(2)	1,303,243
2,175,000	6.25%, 01/15/2030(2)	2,216,760
	Western Midstream Operating L.P.
7,370,000	4.30%, 02/01/2030	6,739,570
1,675,000	5.50%, 02/01/2050	1,453,063
	Williams Cos., Inc.
3,610,000	2.60%, 03/15/2031	3,047,860
4,440,000	4.65%, 08/15/2032	4,321,344
4,145,000	5.10%, 09/15/2045	3,906,277
370,000	5.30%, 08/15/2052	355,383
4,100,000	5.40%, 03/04/2044	3,990,028
1,144,000	6.30%, 04/15/2040	1,237,128
		368,414,891

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Real Estate - 0.0%
	CIFI Holdings Group Co., Ltd.
$ 1,035,000	5.25%, 05/13/2026(6)	$ 318,207
200,000	6.00%, 07/16/2025(6)	61,921
	Country Garden Holdings Co., Ltd.
200,000	4.20%, 02/06/2026(6)	137,049
200,000	5.40%, 05/27/2025(6)	151,972
860,000	5.63%, 01/14/2030(6)	547,824
225,000	6.15%, 09/17/2025(6)	170,624
	Times China Holdings Ltd.
1,440,000	6.20%, 03/22/2026(6)	275,948
575,000	6.75%, 07/08/2025(6)	111,865
1,340,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(6)(10)	206,075
		1,981,485
	Real Estate Investment Trusts - 1.6%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,213,420
24,815,000	1.88%, 10/15/2030	19,834,929
900,000	2.40%, 03/15/2025	853,034
865,000	2.90%, 01/15/2030	754,027
2,700,000	2.95%, 01/15/2051	1,763,485
5,000,000	3.10%, 06/15/2050	3,348,788
540,000	3.60%, 01/15/2028	506,775
	Brixmor Operating Partnership L.P.
1,175,000	2.25%, 04/01/2028	1,007,737
1,195,000	3.90%, 03/15/2027	1,128,296
14,080,000	4.13%, 05/15/2029	12,994,683
	Crown Castle, Inc.
4,200,000	2.25%, 01/15/2031	3,496,246
40,205,000	2.90%, 03/15/2027	37,315,430
665,000	2.90%, 04/01/2041	485,777
8,745,000	3.20%, 09/01/2024	8,507,264
1,208,000	3.25%, 01/15/2051(3)	858,090
6,557,000	4.15%, 07/01/2050	5,396,081
9,205,000	5.00%, 01/11/2028	9,287,275
1,245,000	CubeSmart L.P. 2.50%, 02/15/2032	1,002,344
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,044,837
2,730,000	2.00%, 05/15/2028	2,367,583
11,800,000	3.90%, 04/15/2032	10,821,388
	GLP Capital L.P. / GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	4,964,597
6,715,000	4.00%, 01/15/2031	5,927,384
4,750,000	5.30%, 01/15/2029	4,625,265
5,310,000	5.75%, 06/01/2028	5,408,713
6,330,000	Healthpeak Properties, Inc. 5.25%, 12/15/2032	6,438,658
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4,610,000	4.25%, 02/01/2027(2)	4,062,563
1,595,000	5.25%, 10/01/2025(2)	1,535,634
10,940,000	Realty Income Corp. 4.85%, 03/15/2030	10,937,697
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	2,811,232
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,385,246
	VICI Properties L.P.
6,660,000	4.95%, 02/15/2030	6,436,068
9,175,000	5.13%, 05/15/2032	8,776,805
1,585,000	VICI Properties L.P. / VICI Note Co., Inc. 4.50%, 01/15/2028(2)	1,480,897
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Real Estate Investment Trusts - 1.6% - (continued)
	Welltower OP LLC
$ 2,405,000	2.75%, 01/15/2031	$ 2,012,964
15,360,000	2.75%, 01/15/2032	12,497,139
2,620,000	4.00%, 06/01/2025	2,560,312
		233,848,663
	Retail - 0.9%
	1011778 BC ULC / New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(2)	2,454,487
4,280,000	3.88%, 01/15/2028(2)	3,911,834
840,000	4.00%, 10/15/2030(2)	709,330
4,020,000	4.38%, 01/15/2028(2)	3,704,671
	Asbury Automotive Group, Inc.
2,594,000	4.63%, 11/15/2029(2)	2,292,448
586,000	4.75%, 03/01/2030	512,473
1,445,000	5.00%, 02/15/2032(2)(3)	1,238,466
12,552,000	AutoZone, Inc. 4.75%, 02/01/2033	12,447,433
	FirstCash, Inc.
3,175,000	4.63%, 09/01/2028(2)	2,837,204
790,000	5.63%, 01/01/2030(2)	722,796
	Gap, Inc.
3,245,000	3.63%, 10/01/2029(2)	2,490,537
1,945,000	3.88%, 10/01/2031(2)	1,448,850
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(2)	1,037,763
	Home Depot, Inc.
2,315,000	4.50%, 12/06/2048	2,217,383
5,215,000	5.88%, 12/16/2036	5,836,498
8,918,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	6,706,871
735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(2)	683,550
	Lowe's Cos., Inc.
6,275,000	2.80%, 09/15/2041	4,532,884
3,930,000	3.75%, 04/01/2032	3,635,335
14,120,000	5.63%, 04/15/2053(3)	14,487,874
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,318,025
3,615,000	4.60%, 05/26/2045	3,401,062
5,000,000	6.30%, 10/15/2037	5,718,533
746,000	6.30%, 03/01/2038	847,409
6,790,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	5,662,249
3,575,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	3,558,211
	PetSmart, Inc. / PetSmart Finance Corp.
7,655,000	4.75%, 02/15/2028(2)	7,117,619
3,340,000	7.75%, 02/15/2029(2)	3,305,932
6,468,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(2)	5,818,483
	SRS Distribution, Inc.
1,915,000	4.63%, 07/01/2028(2)	1,774,458
1,675,000	6.00%, 12/01/2029(2)	1,430,886
7,640,000	Staples, Inc. 7.50%, 04/15/2026(2)	6,788,522
	Yum! Brands, Inc.
616,000	3.63%, 03/15/2031	525,353
896,000	4.63%, 01/31/2032	817,600
1,865,000	4.75%, 01/15/2030(2)	1,744,241
1,263,000	5.38%, 04/01/2032	1,194,737
		126,932,007

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Semiconductors - 1.2%
	Broadcom, Inc.
$ 24,324,000	3.14%, 11/15/2035(2)	$ 18,805,361
10,471,000	3.42%, 04/15/2033(2)	8,758,702
5,255,000	3.50%, 02/15/2041(2)	4,003,015
1,070,000	4.15%, 11/15/2030	995,894
10,362,000	4.93%, 05/15/2037(2)	9,470,277
1,400,000	Entegris, Inc. 4.38%, 04/15/2028(2)	1,267,000
	Intel Corp.
7,500,000	2.80%, 08/12/2041	5,488,551
12,555,000	4.90%, 08/05/2052(3)	11,793,406
11,075,000	5.05%, 08/05/2062	10,301,784
26,260,000	Marvell Technology, Inc. 2.45%, 04/15/2028	22,972,437
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	14,795,157
12,755,000	2.67%, 09/01/2023	12,573,364
	NVIDIA Corp.
4,590,000	3.50%, 04/01/2050	3,734,276
1,180,000	3.70%, 04/01/2060	951,088
7,760,000	NXP BV/NXP Funding LLC / NXP USA, Inc. 2.65%, 02/15/2032	6,344,617
3,675,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	3,039,188
	QUALCOMM, Inc.
3,245,000	4.50%, 05/20/2052	3,044,124
3,676,000	4.80%, 05/20/2045	3,664,549
14,510,000	5.40%, 05/20/2033(3)	15,551,317
2,365,000	6.00%, 05/20/2053	2,690,685
1,475,000	Sensata Technologies B.V. 5.63%, 11/01/2024(2)	1,475,237
3,525,000	SK Hynix, Inc. 6.38%, 01/17/2028(2)	3,572,577
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,040,144
		167,332,750
	Software - 1.3%
6,505,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,390,991
2,350,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	2,090,466
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)	3,688,063
	Fair Isaac Corp.
2,141,000	4.00%, 06/15/2028(2)	1,974,366
1,625,000	5.25%, 05/15/2026(2)	1,613,219
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	12,535,630
11,730,000	3.20%, 07/01/2026	11,138,926
15,410,000	Microsoft Corp. 2.92%, 03/17/2052	11,690,775
	MSCI, Inc.
2,050,000	3.63%, 09/01/2030(2)	1,782,538
565,000	3.88%, 02/15/2031(2)	498,443
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(2)	1,655,015
2,710,000	3.88%, 12/01/2029(2)	2,253,975
16,795,000	6.90%, 12/01/2027(2)	17,214,875
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(2)	1,366,778
930,000	4.13%, 12/01/2031(2)	756,118
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,605,209
6,000,000	2.65%, 07/15/2026	5,611,089
4,965,000	2.95%, 11/15/2024	4,799,531
18,317,000	3.60%, 04/01/2040	14,463,895
11,154,000	3.60%, 04/01/2050	8,162,391
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Software - 1.3% - (continued)
$ 2,100,000	3.85%, 07/15/2036	$ 1,805,879
8,610,000	3.85%, 04/01/2060	6,177,758
14,500,000	3.90%, 05/15/2035	12,781,143
16,914,000	3.95%, 03/25/2051	13,079,260
2,860,000	4.00%, 07/15/2046	2,258,005
5,130,000	4.00%, 11/15/2047	4,044,478
1,480,000	4.13%, 05/15/2045	1,195,880
5,400,000	6.15%, 11/09/2029	5,764,424
4,300,000	6.50%, 04/15/2038	4,730,821
	PTC, Inc.
3,310,000	3.63%, 02/15/2025(2)	3,173,410
2,415,000	4.00%, 02/15/2028(2)	2,249,874
5,105,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	4,310,917
6,460,000	Salesforce, Inc. 2.70%, 07/15/2041	4,849,878
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	3,938,401
4,145,000	Workday, Inc. 3.50%, 04/01/2027	3,960,933
		189,613,354
	Telecommunications - 2.1%
	Altice France S.A.
2,825,000	5.13%, 07/15/2029(2)	2,208,585
660,000	5.50%, 01/15/2028(2)	548,143
2,515,000	5.50%, 10/15/2029(2)	1,979,913
4,075,000	8.13%, 02/01/2027(2)	3,819,986
	AT&T, Inc.
19,395,000	1.70%, 03/25/2026	17,763,860
19,013,000	2.55%, 12/01/2033	15,305,473
6,800,000	3.50%, 06/01/2041	5,441,186
20,439,000	3.50%, 09/15/2053	15,039,910
9,502,000	3.55%, 09/15/2055	6,916,085
10,000,000	3.65%, 06/01/2051	7,642,478
17,067,000	3.65%, 09/15/2059	12,421,208
13,720,000	3.80%, 12/01/2057	10,346,219
905,000	4.50%, 05/15/2035	857,033
1,185,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(6)	1,017,831
1,090,000	CT Trust 5.13%, 02/03/2032(6)	948,710
6,830,000	Embarq Corp. 8.00%, 06/01/2036	3,286,937
	Empresa Nacional de Telecomunicaciones S.A.
1,040,000	3.05%, 09/14/2032(2)	847,600
858,000	3.05%, 09/14/2032(6)	699,270
	Frontier Communications Holdings LLC
3,980,000	5.00%, 05/01/2028(2)	3,594,139
1,850,000	5.88%, 10/15/2027(2)	1,766,602
1,678,208	5.88%, 11/01/2029	1,369,837
2,585,000	6.75%, 05/01/2029(2)	2,216,638
	Iliad Holding SAS
1,110,000	6.50%, 10/15/2026(2)	1,051,120
730,000	7.00%, 10/15/2028(2)	685,601
EUR 2,775,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(2)	2,599,613
	Lorca Telecom Bondco S.A.
3,575,000	4.00%, 09/18/2027(2)	3,560,736
975,000	4.00%, 09/18/2027(6)	971,110
	Millicom International Cellular S.A.
$ 295,000	4.50%, 04/27/2031(2)	249,718
643,500	5.13%, 01/15/2028(6)	572,979
603,000	6.25%, 03/25/2029(2)	559,283
1,010,000	Nokia Oyj 6.63%, 05/15/2039	1,029,140
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(2)	14,719,488
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(2)	1,130,866

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Telecommunications - 2.1% - (continued)
$ 400,000	2.63%, 04/08/2031(6)	$ 350,656
	Rogers Communications, Inc.
5,500,000	3.80%, 03/15/2032(2)	4,937,370
3,385,000	4.50%, 03/15/2042(2)	2,926,410
2,098,000	Sprint LLC 7.13%, 06/15/2024	2,142,419
2,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	2,548,121
1,875,000	Telecom Italia Capital S.A. 6.38%, 11/15/2033	1,574,719
570,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	555,097
9,820,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	8,647,138
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	1,898,653
3,975,000	2.25%, 02/15/2026	3,683,937
10,405,000	2.70%, 03/15/2032	8,747,111
10,610,000	3.40%, 10/15/2052	7,691,917
5,000,000	3.50%, 04/15/2025	4,853,189
13,135,000	4.38%, 04/15/2040	11,848,129
7,270,000	5.20%, 01/15/2033	7,397,146
230,000	5.65%, 01/15/2053	238,461
	VEON Holdings B.V.
1,120,000	3.38%, 11/25/2027(2)	761,600
860,000	3.38%, 11/25/2027(6)	584,800
725,000	4.00%, 04/09/2025(6)	583,625
	Verizon Communications, Inc.
4,515,000	1.75%, 01/20/2031	3,628,319
15,000,000	2.10%, 03/22/2028	13,338,817
19,470,000	2.36%, 03/15/2032	15,990,146
2,660,000	2.85%, 09/03/2041	1,961,827
10,683,000	2.99%, 10/30/2056	7,061,673
13,220,000	3.40%, 03/22/2041	10,592,175
1,390,000	3.85%, 11/01/2042	1,175,980
8,000,000	3.88%, 03/01/2052	6,521,774
520,000	4.00%, 03/22/2050	436,732
9,585,000	4.13%, 08/15/2046	8,276,842
4,790,000	4.81%, 03/15/2039	4,618,701
	Vodafone Group plc
7,585,000	5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 year USD CMT + 3.073% thereafter)(4)	5,830,969
6,355,000	5.25%, 05/30/2048	6,004,791
	VTR Comunicaciones S.p.A.
1,555,000	5.13%, 01/15/2028(6)	1,077,428
1,049,000	5.13%, 01/15/2028(2)	726,831
3,865,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(2)	3,064,984
		305,445,784
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(2)	974,466
1,040,000	5.88%, 12/15/2027(2)	1,037,400
		2,011,866
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,905,963
4,125,000	Canadian Pacific Railway Co. 1.75%, 12/02/2026	3,728,722
2,520,000	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 07/31/2029(2)	2,098,140
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.6% - (continued)
	Transportation - 0.2% - (continued)
	Norfolk Southern Corp.
$ 5,115,000	4.55%, 06/01/2053	$ 4,741,984
3,734,000	4.65%, 01/15/2046	3,488,708
675,000	Russian Railways Via RZD Capital plc 5.70%, 04/05/2022(6)(10)	405,000
1,900,000	Transnet SOC Ltd. 8.25%, 02/06/2028(2)	1,904,750
	Union Pacific Corp.
890,000	3.38%, 02/14/2042	747,681
1,630,000	3.50%, 02/14/2053	1,308,342
505,000	Western Global Airlines LLC 10.38%, 08/15/2025(2)(3)	353,500
		26,682,790
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(2)	9,237,083
2,000,000	2.70%, 11/01/2024(2)	1,906,310
4,520,000	3.45%, 07/01/2024(2)	4,389,054
12,000,000	3.90%, 02/01/2024(2)	11,800,920
6,420,000	4.40%, 07/01/2027(2)	6,251,081
		33,584,448
	Water - 0.1%
	American Water Capital Corp.
9,451,000	2.80%, 05/01/2030	8,432,784
3,365,000	3.45%, 05/01/2050	2,617,983
6,860,000	4.45%, 06/01/2032	6,820,189
		17,870,956
	Total Corporate Bonds (cost $7,217,735,041)	$ 6,638,385,681
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
	Angola - 0.0%
	Angolan Government International Bond
3,005,000	8.00%, 11/26/2029(6)	$ 2,785,515
430,000	8.75%, 04/14/2032(2)	397,178
1,745,000	8.75%, 04/14/2032(6)	1,611,804
277,000	9.38%, 05/08/2048(6)	246,547
		5,041,044
	Argentina - 0.2%
	Argentine Republic Government International Bond
24,695,922	0.50%, 07/09/2030	8,810,591
61,182,751	1.50%, 07/09/2035	18,804,185
4,156,000	3.50%, 07/09/2041	1,415,222
		29,029,998
	Azerbaijan - 0.0%
	Southern Gas Corridor CJSC
290,000	6.88%, 03/24/2026(2)	298,839
200,000	6.88%, 03/24/2026(6)	206,096
		504,935
	Benin - 0.0%
	Benin Government International Bond
EUR 650,000	4.88%, 01/19/2032(6)	554,718
1,600,000	4.95%, 01/22/2035(2)	1,268,087
750,000	4.95%, 01/22/2035(6)	594,416
		2,417,221

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 325,000	3.38%, 08/20/2050(2)	$ 234,175
1,035,000	3.38%, 08/20/2050(6)	745,758
1,115,000	3.72%, 01/25/2027(6)	1,074,581
1,525,000	4.75%, 02/15/2029(2)	1,532,625
1,445,000	5.00%, 07/15/2032(2)	1,450,723
2,792,000	5.00%, 07/15/2032(6)	2,803,057
		7,840,919
	Brazil - 0.0%
	Brazilian Government International Bond
4,000,000	4.75%, 01/14/2050	2,932,910
2,295,000	5.00%, 01/27/2045	1,794,178
		4,727,088
	Bulgaria - 0.1%
	Bulgaria Government International Bond
EUR 615,000	0.38%, 09/23/2030(6)	506,195
2,235,000	1.38%, 09/23/2050(6)	1,353,874
1,075,000	3.13%, 03/26/2035(6)	1,017,786
2,445,000	4.50%, 01/27/2033(2)	2,620,869
1,390,000	4.63%, 09/23/2034(6)	1,511,556
		7,010,280
	Chile - 0.2%
	Chile Government International Bond
$ 22,120,000	2.55%, 07/27/2033	18,016,726
7,035,000	3.10%, 05/07/2041	5,311,482
8,075,000	4.00%, 01/31/2052	6,552,113
		29,880,321
	Colombia - 0.3%
	Colombia Government International Bond
7,160,000	3.00%, 01/30/2030	5,569,195
14,520,000	3.13%, 04/15/2031	10,969,598
3,790,000	3.25%, 04/22/2032	2,791,759
4,655,000	4.13%, 02/22/2042	2,994,751
4,560,000	4.50%, 03/15/2029	4,020,013
2,310,000	5.00%, 06/15/2045	1,618,533
3,005,000	5.20%, 05/15/2049	2,113,911
3,570,000	5.63%, 02/26/2044	2,716,416
970,000	7.50%, 02/02/2034	956,751
1,865,000	8.00%, 04/20/2033	1,909,493
COP 8,650,100,000	Colombian TES 7.75%, 09/18/2030	1,456,499
		37,116,919
	Costa Rica - 0.0%
$ 865,000	Costa Rica Government International Bond 4.38%, 04/30/2025(6)	834,824
	Croatia - 0.1%
	Croatia Government International Bond
EUR 7,340,000	1.13%, 06/19/2029(6)	6,876,284
2,145,000	1.75%, 03/04/2041(6)	1,682,260
		8,558,544
	Dominican Republic - 0.3%
	Dominican Republic International Bond
$ 1,245,000	4.50%, 01/30/2030(6)	1,079,859
791,000	4.88%, 09/23/2032(2)	672,697
9,015,000	4.88%, 09/23/2032(6)	7,666,704
1,960,000	5.30%, 01/21/2041(6)	1,568,008
695,000	5.50%, 01/27/2025(6)	692,475
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Dominican Republic - 0.3% - (continued)
$ 3,765,000	5.50%, 02/22/2029(2)	$ 3,536,470
6,390,000	5.50%, 02/22/2029(6)	6,002,137
8,458,000	5.88%, 01/30/2060(6)	6,479,671
1,060,000	5.95%, 01/25/2027(6)	1,055,458
3,092,000	6.00%, 02/22/2033(2)	2,848,016
1,680,000	6.00%, 02/22/2033(6)	1,547,434
3,833,000	6.40%, 06/05/2049(6)	3,257,753
2,555,000	6.50%, 02/15/2048(6)	2,203,336
1,760,000	6.85%, 01/27/2045(6)	1,602,866
1,365,000	6.88%, 01/29/2026(6)	1,403,610
830,000	7.05%, 02/03/2031(2)	830,000
		42,446,494
	Ecuador - 0.1%
	Ecuador Government International Bond
830,000	0.00%, 07/31/2030(1)(6)	352,576
11,463,000	1.50%, 07/31/2040(6)	4,808,358
22,415,543	2.50%, 07/31/2035(6)	10,867,781
		16,028,715
	Egypt - 0.2%
	Egypt Government International Bond
EUR 240,000	5.63%, 04/16/2030(6)	183,193
250,000	5.63%, 04/16/2030(2)	190,826
$ 815,000	5.80%, 09/30/2027(6)	674,575
5,470,000	6.59%, 02/21/2028(6)	4,512,969
7,585,000	7.30%, 09/30/2033(6)	5,541,828
3,160,000	7.90%, 02/21/2048(6)	2,097,482
11,370,000	8.50%, 01/31/2047(6)	8,003,275
3,411,000	8.70%, 03/01/2049(6)	2,407,804
485,000	8.70%, 03/01/2049(6)	342,359
2,560,000	8.88%, 05/29/2050(6)	1,825,270
		25,779,581
	Ethiopia - 0.0%
3,662,000	Ethiopia International Bond 6.63%, 12/11/2024(6)	2,472,802
	Gabon - 0.1%
	Gabon Government International Bond
515,000	6.63%, 02/06/2031(2)	432,188
5,195,000	6.95%, 06/16/2025(6)	5,034,578
830,000	7.00%, 11/24/2031(2)	698,415
2,920,000	7.00%, 11/24/2031(6)	2,457,075
		8,622,256
	Hong Kong - 0.0%
1,170,000	Airport Authority 4.88%, 01/12/2030(2)(3)	1,200,842
	Hungary - 0.2%
	Hungary Government International Bond
EUR 255,000	1.63%, 04/28/2032(6)	210,143
$ 8,470,000	2.13%, 09/22/2031(6)	6,545,616
7,685,000	5.25%, 06/16/2029(2)	7,562,040
200,000	5.25%, 06/16/2029(6)	196,800
7,555,000	5.50%, 06/16/2034(2)	7,416,774
3,510,000	6.25%, 09/22/2032(2)	3,628,673
390,000	6.75%, 09/25/2052(2)	411,450
6,524,000	7.63%, 03/29/2041	7,355,784
		33,327,280

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Indonesia - 0.0%
	Indonesia Government International Bond
$ 1,310,000	3.40%, 09/18/2029	$ 1,220,920
1,730,000	4.75%, 02/11/2029	1,747,546
		2,968,466
	Israel - 0.0%
1,825,000	State of Israel 3.80%, 05/13/2060(6)	1,436,698
	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 121,000	5.25%, 03/22/2030(2)	110,998
350,000	5.25%, 03/22/2030(6)	321,068
360,000	6.63%, 03/22/2048(6)	282,138
135,000	6.88%, 10/17/2040(6)	112,027
		826,231
	Mexico - 0.2%
	Mexico Government International Bond
$ 1,665,000	3.50%, 02/12/2034	1,398,965
200,000	4.35%, 01/15/2047	158,698
1,348,000	4.40%, 02/12/2052	1,051,473
11,503,000	4.50%, 01/31/2050	9,280,808
2,432,000	4.60%, 01/23/2046	2,005,938
775,000	4.75%, 04/27/2032	746,295
10,090,000	5.00%, 04/27/2051	8,647,433
2,430,000	5.40%, 02/09/2028	2,494,717
5,655,000	6.35%, 02/09/2035	6,002,586
		31,786,913
	Mongolia - 0.0%
	Mongolia Government International Bond
600,000	3.50%, 07/07/2027(6)	519,000
1,030,000	5.13%, 04/07/2026(6)	960,475
989,000	5.63%, 05/01/2023(6)	982,473
1,054,260	8.65%, 01/19/2028(2)	1,099,066
		3,561,014
	North Macedonia - 0.0%
	North Macedonia Government International Bond
EUR 1,480,000	1.63%, 03/10/2028(2)	1,287,508
1,455,000	1.63%, 03/10/2028(6)	1,265,759
2,045,000	3.68%, 06/03/2026(2)	2,055,369
825,000	3.68%, 06/03/2026(6)	829,183
		5,437,819
	Oman - 0.2%
	Oman Government International Bond
$ 760,000	4.75%, 06/15/2026(6)	745,279
5,005,000	4.88%, 02/01/2025(6)	4,948,393
1,600,000	5.38%, 03/08/2027(6)	1,600,224
3,675,000	5.63%, 01/17/2028(6)	3,697,418
1,470,000	6.00%, 08/01/2029(6)	1,504,810
700,000	6.25%, 01/25/2031(6)	724,444
340,000	6.50%, 03/08/2047(6)	324,700
5,534,000	6.75%, 01/17/2048(6)	5,452,484
400,000	7.00%, 01/25/2051(2)	404,760
4,445,000	7.00%, 01/25/2051(6)	4,497,895
		23,900,407
	Panama - 0.2%
3,200,000	Panama Bonos del Tesoro 3.36%, 06/30/2031	2,674,048
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Panama - 0.2% - (continued)
	Panama Government International Bond
$ 2,580,000	2.25%, 09/29/2032	$ 1,973,736
5,745,000	3.16%, 01/23/2030	5,039,632
10,495,000	4.50%, 04/16/2050	8,216,103
1,990,000	4.50%, 04/01/2056	1,513,137
3,505,000	6.40%, 02/14/2035	3,695,704
		23,112,360
	Peru - 0.2%
PEN 4,090,000	Peru Government Bond 5.40%, 08/12/2034	848,357
	Peruvian Government International Bond
$ 17,230,000	2.78%, 01/23/2031	14,584,615
6,000,000	3.00%, 01/15/2034	4,870,991
		20,303,963
	Poland - 0.0%
1,850,000	Republic of Poland Government International Bond 5.50%, 11/16/2027	1,916,748
	Qatar - 0.1%
	Qatar Government International Bond
12,045,000	4.40%, 04/16/2050(6)	11,372,046
5,404,000	4.82%, 03/14/2049(6)	5,390,490
550,000	5.10%, 04/23/2048(2)	567,171
		17,329,707
	Romania - 0.2%
RON 4,830,000	Romania Government Bond 8.25%, 09/29/2032	1,121,981
	Romanian Government International Bond
EUR 234,000	1.38%, 12/02/2029(2)	191,868
992,000	1.38%, 12/02/2029(6)	813,390
680,000	1.75%, 07/13/2030(2)	540,586
2,005,000	2.00%, 04/14/2033(2)	1,485,214
1,740,000	2.00%, 04/14/2033(6)	1,288,914
$ 2,126,000	3.00%, 02/14/2031(6)	1,747,721
706,000	3.63%, 03/27/2032(6)	593,372
3,116,000	5.25%, 11/25/2027(2)	3,062,405
7,992,000	6.00%, 05/25/2034(2)	7,828,164
150,000	6.00%, 05/25/2034(6)	146,925
1,418,000	6.63%, 02/17/2028(2)	1,468,339
EUR 1,180,000	6.63%, 09/27/2029(6)	1,321,002
$ 982,000	7.13%, 01/17/2033(2)(3)	1,036,010
832,000	7.63%, 01/17/2053(2)	896,710
		23,542,601
	Russia - 0.0%
16,800,000	Russian Foreign Bond - Eurobond 5.10%, 03/28/2035(6)(10)	2,856,000
	Saudi Arabia - 0.4%
	Saudi Government International Bond
2,290,000	3.25%, 11/17/2051(2)	1,671,700
12,165,000	3.25%, 11/17/2051(6)	8,880,450
430,000	3.45%, 02/02/2061(6)	310,881
4,000,000	3.75%, 01/21/2055(6)	3,165,680
5,790,000	4.50%, 10/26/2046(6)	5,181,101
12,500,000	4.88%, 07/18/2033(2)	12,718,750
4,325,000	5.00%, 04/17/2049(6)	4,130,375

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	Saudi Arabia - 0.4% - (continued)
$ 6,265,000	5.00%, 01/18/2053(2)	$ 5,968,916
15,950,000	5.50%, 10/25/2032(2)	17,087,235
		59,115,088
	South Africa - 0.1%
ZAR 29,200,000	Republic of South Africa Government Bond 8.50%, 01/31/2037	1,361,828
	Republic of South Africa Government International Bond
$ 2,840,000	4.30%, 10/12/2028	2,582,980
385,000	4.85%, 09/30/2029	350,637
6,440,000	5.75%, 09/30/2049	4,903,287
1,115,000	5.88%, 06/22/2030	1,065,035
1,095,000	5.88%, 04/20/2032	1,015,612
		11,279,379
	Sri Lanka - 0.0%
	Sri Lanka Government International Bond
200,000	5.75%, 04/18/2023(6)(10)	67,966
2,150,000	6.20%, 05/11/2027(6)(10)	728,683
600,000	6.35%, 06/28/2024(6)(10)	203,520
2,385,000	6.75%, 04/18/2028(6)(10)	807,681
1,105,000	6.83%, 07/18/2026(6)	380,469
200,000	6.85%, 03/14/2024(6)(10)	67,872
920,000	6.85%, 11/03/2025(6)	320,166
6,205,000	7.55%, 03/28/2030(6)(10)	2,101,586
834,000	7.85%, 03/14/2029(6)(10)	282,478
		4,960,421
	Turkey - 0.2%
	Turkey Government International Bond
1,405,000	4.25%, 03/13/2025	1,301,027
9,890,000	4.88%, 10/09/2026	8,727,925
5,810,000	5.13%, 02/17/2028	4,960,578
2,710,000	5.25%, 03/13/2030	2,165,290
6,640,000	5.88%, 06/26/2031	5,360,206
1,290,000	5.95%, 01/15/2031	1,059,632
1,750,000	6.00%, 01/14/2041	1,255,415
5,860,000	9.88%, 01/15/2028	6,006,500
710,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(2)	709,006
		31,545,579
	Ukraine - 0.1%
	Ukraine Government International Bond
8,500,000	6.88%, 05/21/2031(2)(10)	1,670,250
3,025,000	6.88%, 05/21/2031(6)(10)	594,413
4,854,000	7.25%, 03/15/2035(2)(10)	945,923
435,000	7.25%, 03/15/2035(6)	84,771
5,205,000	7.38%, 09/25/2034(6)(10)	1,027,987
910,000	7.75%, 09/01/2024(6)(10)	222,552
2,720,000	7.75%, 09/01/2026(6)(10)	584,460
155,000	7.75%, 09/01/2028(2)(10)	33,635
5,190,000	7.75%, 09/01/2028(6)(10)	1,126,230
2,629,000	7.75%, 09/01/2029(6)(10)	578,051
		6,868,272
	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond
525,000	3.00%, 09/15/2051(2)	384,562
5,600,000	3.00%, 09/15/2051(6)	4,102,000
755,000	3.13%, 09/30/2049(6)	569,315
430,000	4.13%, 10/11/2047(6)	386,063
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.9% - (continued)
	United Arab Emirates - 0.1% - (continued)
$ 3,860,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(6)	$ 2,936,148
	UAE International Government Bond
2,820,000	4.95%, 07/07/2052(2)	2,837,681
2,015,000	4.95%, 07/07/2052(6)	2,027,634
		13,243,403
	Venezuela - 0.0%
	Venezuela Government International Bond
1,015,000	7.00%, 12/01/2018(6)(10)	71,046
3,170,000	7.00%, 03/31/2038(6)(10)	293,225
340,000	7.65%, 04/21/2025(6)(10)	30,600
4,765,000	7.75%, 10/13/2019(6)(10)	285,900
11,937,200	9.00%, 05/07/2023(6)(10)	1,044,505
		1,725,276
	Total Foreign Government Obligations (cost $638,686,442)	$ 550,556,408
MUNICIPAL BONDS - 0.3%
	General - 0.1%
6,300,000	New York State Dormitory Auth Rev 1.60%, 03/15/2027	$ 5,644,411
4,225,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	4,149,843
	State of Wisconsin, Rev
2,020,000	4.33%, 05/01/2028(7)	2,008,137
3,060,000	4.35%, 05/01/2029(7)	3,035,759
		14,838,150
	General Obligation - 0.1%
8,435,000	State of Illinois, GO 5.10%, 06/01/2033	8,375,896
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey Rev 3.92%, 05/01/2119	8,978,508
5,660,000	University of California, CA, Rev 1.32%, 05/15/2027	4,996,483
		13,974,991
	Transportation - 0.0%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035(3)	4,399,165
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062	1,445,829
		5,844,994
	Total Municipal Bonds (cost $47,132,437)	$ 43,034,031
SENIOR FLOATING RATE INTERESTS - 0.1%(11)
	Entertainment - 0.0%
1,300,309	Crown Finance U.S., Inc. 14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	$ 1,309,944
	Packaging & Containers - 0.0%
2,388,000	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	2,342,819

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(11) - (continued)
	Pharmaceuticals - 0.0%
$ 615,350	Owens & Minor, Inc. 8.22%, 03/29/2029, 6 mo. USD LIBOR + 3.750%	$ 612,784
	Software - 0.1%
6,811	Ascend Learning LLC 8.07%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	6,484
3,012,242	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	3,004,169
3,661,600	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	3,448,788
		6,459,441
	Total Senior Floating Rate Interests (cost $10,776,474)	$ 10,724,988
U.S. GOVERNMENT SECURITIES - 2.8%
	U.S. Treasury Securities - 2.8%
	U.S. Treasury Bonds - 1.1%
4,055,000	1.13%, 08/15/2040	$ 2,679,626
44,140,000	1.75%, 08/15/2041	32,025,639
60,100,000	2.38%, 02/15/2042	48,413,367
34,200,000	2.75%, 08/15/2042	29,178,211
5,000,000	2.75%, 11/15/2042	4,256,641
605,000	3.00%, 08/15/2052	531,171
28,100,000	3.25%, 05/15/2042	25,966,156
8,600,000	4.00%, 11/15/2042	8,852,625
5,890,000	4.25%, 11/15/2040(12)	6,330,600
		158,234,036
	U.S. Treasury Notes - 1.7%
66,000,000	0.25%, 06/30/2025(12)(13)	60,364,219
20,000,000	1.00%, 12/15/2024	18,827,344
40,000,000	2.75%, 04/30/2027	38,473,437
30,000,000	3.00%, 07/31/2024	29,342,578
455,000	3.88%, 12/31/2027	459,408
92,350,000	4.38%, 10/31/2024	92,342,786
990,000	4.50%, 11/15/2025	1,003,690
		240,813,462
	Total U.S. Government Securities (cost $414,126,444)	$ 399,047,498
COMMON STOCKS - 43.7%
	Banks - 3.0%
1,205,395	JP Morgan Chase & Co.	$ 168,707,084
589,619	M&T Bank Corp.	91,980,564
702,197	Royal Bank of Canada	71,858,362
1,880,680	Truist Financial Corp.	92,886,785
		425,432,795
	Capital Goods - 4.2%
451,007	Eaton Corp. plc	73,157,846
639,769	Emerson Electric Co.	57,719,959
396,055	General Dynamics Corp.	92,304,578
285,576	Honeywell International, Inc.	59,536,885
1,391,846	Johnson Controls International plc	96,830,726
285,898	L3Harris Technologies, Inc.	61,416,608
646,157	Raytheon Technologies Corp.	64,518,777
550,789	Siemens AG	86,036,146
		591,521,525
Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.7% - (continued)
	Consumer Services - 0.5%
466,947	Darden Restaurants, Inc.	$ 69,094,148
	Diversified Financials - 3.6%
1,703,421	Ares Management Corp. Class A	141,366,909
920,780	Blackstone, Inc.	88,358,049
2,105,017	Equitable Holdings, Inc.	67,507,895
177,981	Goldman Sachs Group, Inc.	65,107,230
1,481,207	Morgan Stanley	144,165,877
		506,505,960
	Energy - 3.6%
1,428,270	ConocoPhillips	174,063,265
3,659,420	Coterra Energy, Inc.	91,595,283
987,166	EOG Resources, Inc.	130,552,703
3,816	Foresight Energy LLC*	40,068
463,717	Phillips 66	46,496,904
1,663,459	TC Energy Corp.	71,674,198
		514,422,421
	Food & Staples Retailing - 0.4%
785,566	Sysco Corp.	60,849,942
	Food, Beverage & Tobacco - 2.2%
782,453	Archer-Daniels-Midland Co.	64,826,231
949,429	Kellogg Co.	65,111,841
969,298	Mondelez International, Inc. Class A	63,430,861
1,201,959	Philip Morris International, Inc.	125,292,206
		318,661,139
	Health Care Equipment & Services - 1.1%
834,866	CVS Health Corp.	73,651,878
1,062,053	Medtronic plc	88,883,216
		162,535,094
	Household & Personal Products - 1.3%
509,531	Kimberly-Clark Corp.	66,244,125
2,376,599	Unilever plc ADR	121,444,209
		187,688,334
	Insurance - 2.2%
1,018,945	American International Group, Inc.	64,417,703
396,244	Chubb Ltd.	90,141,548
2,200,470	MetLife, Inc.	160,678,319
		315,237,570
	Materials - 2.0%
1,175,907	LyondellBasell Industries N.V. Class A	113,698,448
725,442	PPG Industries, Inc.	94,554,110
979,850	Rio Tinto plc ADR	77,751,098
		286,003,656
	Media & Entertainment - 0.8%
2,778,269	Comcast Corp. Class A	109,324,885
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
1,550,290	AstraZeneca plc ADR	101,342,457
143,852	Eli Lilly & Co.	49,506,666
1,168,626	Johnson & Johnson	190,976,861
1,932,103	Merck & Co., Inc.	207,527,183
5,115,555	Pfizer, Inc.	225,902,909
284,476	Roche Holding AG	88,804,979
		864,061,055
	Real Estate - 2.4%
763,952	Crown Castle, Inc. REIT	113,148,931
2,072,418	Gaming and Leisure Properties, Inc. REIT	110,998,708

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.7% - (continued)
	Real Estate - 2.4% - (continued)
1,010,548	Welltower, Inc. REIT	$ 75,831,522
1,255,300	Weyerhaeuser Co. REIT	43,219,979
		343,199,140
	Retailing - 1.7%
508,226	Home Depot, Inc.	164,751,623
917,119	TJX Cos., Inc.	75,075,361
		239,826,984
	Semiconductors & Semiconductor Equipment - 2.7%
529,040	Analog Devices, Inc.	90,714,489
123,506	Broadcom, Inc.	72,252,245
423,729	NXP Semiconductors N.V.	78,097,492
591,665	QUALCOMM, Inc.	78,815,694
350,043	Texas Instruments, Inc.	62,031,120
		381,911,040
	Software & Services - 0.5%
882,455	Fidelity National Information Services, Inc.	66,219,423
	Technology Hardware & Equipment - 1.7%
3,105,319	Cisco Systems, Inc.	151,135,876
2,618,256	Corning, Inc.	90,617,840
		241,753,716
	Transportation - 0.4%
534,759	Canadian National Railway Co.	63,654,226
	Utilities - 3.3%
1,152,787	American Electric Power Co., Inc.	108,315,866
608,916	Duke Energy Corp.	62,383,444
2,865,168	Exelon Corp.	120,881,438
1,021,860	NextEra Energy, Inc.	76,261,412
628,017	Sempra Energy	100,689,966
		468,532,126
	Total Common Stocks (cost $4,804,592,578)	$ 6,216,435,179
ESCROWS - 0.2%(14)
	Media & Entertainment - 0.0%
5,050,000	Scripps Escrow, Inc. Expires 07/15/2027(2)	$ 4,482,683
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,030,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(2)	895,709
	Semiconductors & Semiconductor Equipment - 0.2%
23,780,000	Entegris Escrow Corp. Expires 04/15/2029(2)	22,260,624
	Total Escrows (cost $29,480,712)	$ 27,639,016
PREFERRED STOCKS - 0.2%
	Banks - 0.1%
770,000	Bank of America Corp., 4.13%(5)	$ 14,614,600
	Diversified Financials - 0.1%
900,000	Charles Schwab Corp., 4.45%(3)(5)	19,539,000
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.2% - (continued)
	Utilities - 0.0%
40,000	NiSource, Inc., 6.50%(5)(8)		$ 1,021,200
	Total Preferred Stocks (cost $42,720,000)		$ 35,174,800
	Total Long-Term Investments (cost $13,215,083,442)		$ 13,930,789,754
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.3%
$ 46,641,767	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $46,647,312; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $47,574,700		$ 46,641,767
	Securities Lending Collateral - 0.3%
7,419,799	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(15)		7,419,799
37,305,714	HSBC US Government Money Market Fund, 4.22%(15)		37,305,714
2,301,527	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(15)		2,301,527
			47,027,040
	U.S. Treasury Securities - 0.4%
	U.S. Treasury Bills – 0.4%
10,000,000	4.72%, 06/29/2023(16)		9,812,013
20,000,000	4.73%, 11/30/2023(16)		19,252,214
10,000,000	4.75%, 06/29/2023(16)		9,812,013
10,000,000	4.78%, 07/20/2023(16)		9,784,877
			48,661,117
	Total Short-Term Investments (cost $142,316,625)		$ 142,329,924
	Total Investments (cost $13,357,400,067)	98.9%	$ 14,073,119,678
	Other Assets and Liabilities	1.1%	161,391,579
	Total Net Assets	100.0%	$ 14,234,511,257
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security is a zero-coupon bond.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $1,955,433,662, representing 13.7% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $316,612,826, representing 2.2% of net assets.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $26,562,688 at January 31, 2023.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(9)	Investment valued using significant unobservable inputs.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $8,301,444.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $9,786,320.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	Current yield as of period end.
(16)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	14	03/08/2023	$ 1,609,450	$ 1,220
U.S. Treasury 2-Year Note Future	765	03/31/2023	157,321,055	468,228
U.S. Treasury 5-Year Note Future	1,576	03/31/2023	172,165,689	1,379,967
U.S. Treasury Ultra Bond Future	1,216	03/22/2023	172,368,000	4,832,675
Total				$ 6,682,090
Short position contracts:
Euro BUXL 30-Year Bond Future	18	03/08/2023	$ 2,817,894	$ 252,644
Euro-BOBL Future	87	03/08/2023	11,094,478	165,899
Euro-BUND Future	92	03/08/2023	13,684,439	419,345
U.S. Treasury 10-Year Note Future	3,421	03/22/2023	391,757,953	(4,046,323)
U.S. Treasury 10-Year Ultra Future	1,495	03/22/2023	181,198,672	(1,571,905)
U.S. Treasury Long Bond Future	421	03/22/2023	54,677,375	(578,400)
Total				$ (5,358,740)
Total futures contracts				$ 1,323,350

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.39.V1	USD	1,990,000	5.00%	12/20/2027	Quarterly	$ 34,789	$ 65,316	$ 30,527
CDX.NA.IG.35.V1	USD	148,065,000	1.00%	12/20/2025	Quarterly	1,935,676	2,405,087	469,411
CDX.NA.IGS.38.V1	USD	159,660,000	1.00%	06/20/2027	Quarterly	1,176,411	2,483,875	1,307,464
Total						$ 3,146,876	$ 4,954,278	$ 1,807,402
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	6,290,000	1.00%	12/20/2027	Quarterly	$ (1,202,054)	$ (1,069,763)	$ 132,291
Total						$ (1,202,054)	$ (1,069,763)	$ 132,291
Total centrally cleared credit default swap contracts						$ 1,944,822	$ 3,884,515	$ 1,939,693

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,475,000	BRL	1,045,646	USD	CBK	03/02/2023	$ 27,058
7,355,000	CNH	1,057,454	USD	UBS	03/15/2023	34,303
23,720,000	CZK	1,063,558	USD	MSC	03/15/2023	18,164
16,582,000	EGP	562,102	USD	GSC	04/10/2023	(35,396)
9,328,000	EGP	302,170	USD	GSC	04/18/2023	(6,549)
5,578,000	EUR	5,923,296	USD	MSC	03/15/2023	157,922
3,382,000	EUR	3,626,316	USD	UBS	03/15/2023	60,790
2,376,000	EUR	2,557,994	USD	SSG	03/15/2023	32,357
500,000	EUR	533,461	USD	SCB	03/15/2023	11,646
22,000	EUR	23,939	USD	RBC	03/15/2023	46
121,000	EUR	132,185	USD	CBA	03/15/2023	(269)
1,622,000	EUR	1,774,440	USD	JPM	03/15/2023	(6,112)
398,400,000	HUF	1,026,540	USD	BCLY	03/16/2023	64,259
16,413,000,000	IDR	1,053,872	USD	BOA	03/15/2023	40,155
243,950,000	KZT	517,666	USD	DEUT	04/28/2023	321
243,950,000	KZT	504,550	USD	DEUT	07/31/2023	2,906
35,570,000	THB	1,083,956	USD	TDB	03/15/2023	(1,542)
37,135,000	UYU	924,427	USD	CBK	04/18/2023	21,326
5,305,000	UYU	133,627	USD	JPM	04/18/2023	1,480
348,543	USD	1,684,098,000	COP	BNP	03/15/2023	(9,001)
536,879	USD	16,582,000	EGP	GSC	04/10/2023	10,172
307,348	USD	9,328,000	EGP	GSC	04/18/2023	11,726
23,212,191	USD	21,235,000	EUR	TDB	02/28/2023	84,657
2,095,783	USD	1,927,000	EUR	MSC	03/15/2023	(5,060)
492,821	USD	465,000	EUR	SSG	03/15/2023	(14,129)
41,909,819	USD	39,591,000	EUR	BCLY	03/15/2023	(1,252,872)
19,878	USD	16,000	GBP	JPM	02/28/2023	140
Total foreign currency contracts						$ (751,502)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 9,792,153	$ —	$ 9,792,153	$ —
Corporate Bonds	6,638,385,681	—	6,638,385,681	—
Foreign Government Obligations	550,556,408	—	550,556,408	—
Municipal Bonds	43,034,031	—	43,034,031	—
Senior Floating Rate Interests	10,724,988	—	10,724,988	—
U.S. Government Securities	399,047,498	—	399,047,498	—
Common Stocks
Banks	425,432,795	425,432,795	—	—
Capital Goods	591,521,525	505,485,379	86,036,146	—
Consumer Services	69,094,148	69,094,148	—	—
Diversified Financials	506,505,960	506,505,960	—	—
Energy	514,422,421	514,382,353	40,068	—
Food & Staples Retailing	60,849,942	60,849,942	—	—
Food, Beverage & Tobacco	318,661,139	318,661,139	—	—
Health Care Equipment & Services	162,535,094	162,535,094	—	—
Household & Personal Products	187,688,334	187,688,334	—	—
Insurance	315,237,570	315,237,570	—	—
Materials	286,003,656	286,003,656	—	—
Media & Entertainment	109,324,885	109,324,885	—	—
Pharmaceuticals, Biotechnology & Life Sciences	864,061,055	775,256,076	88,804,979	—
Real Estate	343,199,140	343,199,140	—	—
Retailing	239,826,984	239,826,984	—	—
Semiconductors & Semiconductor Equipment	381,911,040	381,911,040	—	—
Software & Services	66,219,423	66,219,423	—	—
Technology Hardware & Equipment	241,753,716	241,753,716	—	—
Transportation	63,654,226	63,654,226	—	—
Utilities	468,532,126	468,532,126	—	—
Escrows	27,639,016	—	27,639,016	—
Preferred Stocks	35,174,800	35,174,800	—	—
Short-Term Investments	142,329,924	47,027,040	95,302,884	—
Foreign Currency Contracts(2)	579,428	—	579,428	—
Futures Contracts(2)	7,519,978	7,519,978	—	—
Swaps - Credit Default(2)	1,939,693	—	1,939,693	—
Total	$ 14,083,158,777	$ 6,131,275,804	$ 7,951,882,973	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,330,930)	$ —	$ (1,330,930)	$ —
Futures Contracts(2)	(6,196,628)	(6,196,628)	—	—
Total	$ (7,527,558)	$ (6,196,628)	$ (1,330,930)	$ —

(1)	For the period ended January 31, 2023, investments valued at $296,400 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
27

Hartford AARP Balanced Retirement Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8%
	Asset-Backed - Finance & Insurance - 2.1%
$ 60,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	$ 61,816
250,000	Bain Capital Credit CLO Ltd. 6.97%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	238,794
	Carlyle Global Market Strategies CLO Ltd.
250,000	6.36%, 07/20/2031(1)(2)	244,876
250,000	6.59%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	233,570
190,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	169,619
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	84,980
40,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	35,367
250,000	Octagon Investment Partners Ltd. 6.86%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	240,463
250,000	Race Point CLO Ltd. 6.73%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	238,631
150,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	150,052
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	53,918
		1,752,086
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	108,402
210,000	3.02%, 10/19/2037(1)	187,423
		295,825
	Commercial Mortgage-Backed Securities - 6.1%
	Benchmark Mortgage Trust
920,067	0.51%, 07/15/2051(3)(4)	15,422
3,158,061	1.22%, 03/15/2062(3)(4)	162,663
99,567	1.79%, 07/15/2053(3)(4)	7,782
90,000	3.21%, 09/15/2053	67,257
40,000	BFLD Trust 6.64%, 11/15/2028, 1 mo. USD SOFR + 2.164%(1)(2)	39,658
	BX Commercial Mortgage Trust
153,000	6.04%, 10/15/2036, 1 mo. USD SOFR + 2.156%(1)(2)	150,118
127,500	6.59%, 10/15/2036, 1 mo. USD SOFR + 2.114%(1)(2)	124,618
	BX Trust
100,000	6.30%, 10/13/2027(1)	101,873
100,000	6.79%, 10/13/2027(1)	98,697
98,856	10.82%, 08/15/2039, 1 mo. USD SOFR + 6.337%(1)(2)	99,539
	CD Mortgage Trust
2,736,371	0.97%, 02/10/2050(3)(4)	81,061
295,018	2.46%, 08/10/2049	273,446
359,978	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	347,650
69,137	Citigroup Mortgage Loan Trust, Inc. 6.23%, 11/25/2070(1)(5)	68,960
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	339,845
200,000	CSMC Trust 3.65%, 11/13/2039(1)(4)	137,297
1,574,021	DBGS Mortgage Trust 0.19%, 10/15/2051(3)(4)	12,988
	DBJPM Mortgage Trust
1,672,020	1.42%, 08/10/2049(3)(4)	63,720
1,844,681	1.71%, 09/15/2053(3)(4)	127,299
	GS Mortgage Securities Trust
350,000	3.44%, 11/10/2049(4)	330,832
410,000	4.11%, 07/10/2051(4)	401,838
175,000	HONO LULU Mortgage Trust 6.31%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	164,544
210,000	Hudson Yards Mortgage Trust 3.44%, 07/10/2039(1)(4)	164,319
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8% - (continued)
	Commercial Mortgage-Backed Securities - 6.1% - (continued)
$ 15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	$ 13,701
2,380,193	JPMDB Commercial Mortgage Securities Trust 0.67%, 06/15/2051(3)(4)	45,968
	Morgan Stanley Capital Trust
920,707	0.82%, 07/15/2051(3)(4)	27,681
271,857	1.32%, 06/15/2050(3)(4)	9,976
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	55,973
	Starwood Trust
220,000	5.48%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	211,187
80,000	5.83%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	76,595
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	367,649
15,000	4.15%, 05/15/2048(4)	12,910
	Wells Fargo N.A.
905,051	0.49%, 08/15/2061(3)(4)	16,497
2,909,153	0.89%, 05/15/2062(3)(4)	124,254
2,720,709	0.95%, 08/15/2061(3)(4)	129,110
2,640,135	1.22%, 03/15/2063(3)(4)	162,489
1,707,526	1.76%, 03/15/2063(3)(4)	169,324
65,000	2.34%, 03/15/2063	48,697
40,000	3.39%, 03/15/2064(4)	31,632
145,000	4.83%, 08/15/2055(4)	138,198
		5,023,267
	Other Asset-Backed Securities - 1.5%
	Domino's Pizza Master Issuer LLC
83,512	2.66%, 04/25/2051(1)	72,778
143,625	4.12%, 07/25/2048(1)	137,501
250,000	Madison Park Funding Ltd. 6.52%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	246,200
	Octagon Investment Partners Ltd.
250,000	6.57%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	236,862
275,000	6.86%, 10/20/2034, 3 mo. USD LIBOR + 2.050%(1)(2)	261,765
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	88,225
30,000	1.89%, 08/25/2045(1)	27,282
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	116,565
24,146	3.19%, 07/15/2044(1)	23,128
		1,210,306
	Real Estate - 0.2%
190,000	Progress Residential Trust 5.20%, 07/20/2039(1)	184,863
	Whole Loan Collateral CMO - 1.5%
8,575	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(4)	8,244
21,331	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(4)	19,698
11,051	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	10,357
94,635	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(4)	92,277
	GS Mortgage-Backed Securities Corp. Trust
94,996	2.75%, 06/25/2051(1)(4)	69,300
437,159	2.78%, 05/25/2051(1)(4)	302,186
190,052	3.28%, 03/27/2051(1)(4)	151,882
314,150	JP Morgan Mortgage Trust 4.03%, 11/25/2050(1)(4)	269,375
13,238	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	12,829

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.8% - (continued)
	Whole Loan Collateral CMO - 1.5% - (continued)
	New Residential Mortgage Loan Trust
$ 30,874	3.25%, 09/25/2056(1)(4)	$ 28,516
29,184	3.50%, 12/25/2057(1)(4)	27,863
26,531	3.75%, 11/25/2056(1)(4)	24,551
	Seasoned Credit Risk Transfer Trust
17,231	2.50%, 08/25/2059	15,938
8,699	3.50%, 10/25/2058	8,149
	Verus Securitization Trust
9,397	3.14%, 11/25/2059(1)(4)	9,016
100,383	4.47%, 04/25/2067(1)(5)	97,887
56,359	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(4)	48,722
		1,196,790
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,552,488)	$ 9,663,137
CORPORATE BONDS - 15.0%
	Aerospace/Defense - 0.4%
	Boeing Co.
10,000	3.25%, 02/01/2035	$ 8,074
75,000	3.63%, 02/01/2031	68,523
20,000	3.95%, 08/01/2059	14,761
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	120,832
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	97,657
25,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	23,996
		333,843
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	8,831
35,000	3.88%, 09/16/2046	24,721
90,000	4.80%, 02/14/2029	88,838
		122,390
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,122
120,000	6.75%, 04/01/2046	124,363
		129,485
	Auto Parts & Equipment - 0.1%
112,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	111,328
	Biotechnology - 0.1%
38,000	Amgen, Inc. 5.15%, 11/15/2041	37,189
35,000	Illumina, Inc. 5.75%, 12/13/2027	36,080
5,000	Royalty Pharma plc 1.75%, 09/02/2027	4,339
		77,608
	Chemicals - 0.4%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,074
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,533
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	118,513
145,000	Huntsman International LLC 4.50%, 05/01/2029	135,682
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	76,226
		345,028
	Commercial Banks - 1.2%
250,000	Bank of America Corp. 6.11%, 01/29/2037	269,001
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	56,322
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.0% - (continued)
	Commercial Banks - 1.2% - (continued)
$ 110,000	Fifth Third Bancorp 4.77%, 07/28/2030, (4.77% fixed rate until 07/28/2029; 3 mo. USD SOFR + 2.127% thereafter)(6)	$ 108,465
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	251,735
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 3 mo. USD SOFR + 1.850% thereafter)(6)	67,545
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	18,395
180,000	4.90%, 11/17/2045	170,245
		941,708
	Commercial Services - 0.4%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,377
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,591
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,294
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	12,847
10,000	3.20%, 08/15/2029	8,861
125,000	Service Corp. International 4.63%, 12/15/2027	119,454
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	116,100
		286,524
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	49,418
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,578
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	97,800
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	53,653
		209,449
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	114,161
	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC / Brookfield Finance, Inc. 3.45%, 04/15/2050	68,943
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,431
		108,374
	Electric - 1.2%
135,000	Ameren Corp. 3.50%, 01/15/2031	123,440
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	37,425
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	113,184
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,528
115,000	Exelon Corp. 5.10%, 06/15/2045	112,679
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,106
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,515
75,000	New England Power Co. 2.81%, 10/06/2050(1)	49,388
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	112,549
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	27,430
100,000	Pacific Gas and Electric Co. 5.90%, 06/15/2032	100,305
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	13,807
5,000	Sempra Energy 4.00%, 02/01/2048	4,175
125,000	Southern California Edison Co. 5.95%, 11/01/2032	135,721
125,000	Southern Co. 4.40%, 07/01/2046	111,457
		972,709
	Electrical Components & Equipment - 0.2%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	122,945

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.0% - (continued)
	Electronics - 0.3%
$ 100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	$ 86,930
150,000	Jabil, Inc. 3.60%, 01/15/2030	135,210
		222,140
	Entertainment - 0.1%
85,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	86,568
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	15,281
	Food - 0.4%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	100,227
75,000	Kellogg Co. 4.50%, 04/01/2046	69,304
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	24,313
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	105,600
		299,444
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	88,588
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	23,985
	PerkinElmer, Inc.
50,000	2.55%, 03/15/2031	41,497
45,000	3.30%, 09/15/2029	40,360
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	115,306
		221,148
	Healthcare - Services - 0.4%
100,000	Centene Corp. 2.45%, 07/15/2028	86,684
	HCA, Inc.
120,000	5.13%, 06/15/2039	112,753
115,000	5.88%, 02/01/2029	118,059
		317,496
	Home Builders - 0.1%
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	117,954
	Insurance - 0.6%
100,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	93,576
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	79,883
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	45,827
125,000	Radian Group, Inc. 6.63%, 03/15/2025	125,000
100,000	Unum Group 5.75%, 08/15/2042	99,323
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,609
		461,218
	Internet - 0.1%
125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25%, 12/01/2027(1)	120,973
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	117,758
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	45,550
		163,308
	Machinery-Diversified - 0.1%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	121,783
	Media - 0.8%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	109,506
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	107,914
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	5,147
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.0% - (continued)
	Media - 0.8% - (continued)
$ 15,000	Discovery Communications LLC 5.30%, 05/15/2049	$ 12,646
140,000	Fox Corp. 3.50%, 04/08/2030	127,667
120,000	Paramount Global 5.85%, 09/01/2043	106,468
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	112,458
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)(7)	34,803
		616,609
	Oil & Gas - 0.7%
135,000	Apache Corp. 4.25%, 01/15/2030	123,503
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,490
91,000	Devon Energy Corp. 4.50%, 01/15/2030	87,859
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	145,336
	Hess Corp.
135,000	5.60%, 02/15/2041	134,271
5,000	7.30%, 08/15/2031	5,587
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	82,238
		589,284
	Packaging & Containers - 0.5%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)(7)	122,812
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	113,775
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	61,611
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	116,554
		414,752
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,890
115,000	4.75%, 03/15/2045	110,031
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030	110,784
50,000	CVS Health Corp. 3.75%, 04/01/2030	46,700
100,000	Zoetis, Inc. 4.70%, 02/01/2043	95,227
		367,632
	Pipelines - 1.5%
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	115,731
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	117,325
	Energy Transfer L.P.
125,000	5.25%, 04/15/2029	125,932
10,000	5.30%, 04/01/2044	9,147
10,000	5.35%, 05/15/2045	9,076
	MPLX L.P.
20,000	4.00%, 03/15/2028	19,169
15,000	4.13%, 03/01/2027	14,522
90,000	4.80%, 02/15/2029	89,022
5,000	5.20%, 03/01/2047	4,588
5,000	5.20%, 12/01/2047	4,540
5,000	5.50%, 02/15/2049	4,745
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,799
110,000	4.35%, 03/15/2029	104,616
10,000	5.85%, 01/15/2026	10,237
80,000	Sempra Global 3.25%, 01/15/2032(1)	66,447
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	127,950
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	130,476
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	23,662
110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	97,900
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	139,968
		1,219,852

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.0% - (continued)
	Real Estate Investment Trusts - 1.0%
$ 135,000	American Tower Corp. 3.80%, 08/15/2029	$ 125,887
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	136,928
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	126,967
155,000	Equinix, Inc. 2.15%, 07/15/2030	128,556
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	142,603
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,748
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	23,624
50,000	VICI Properties L.P. 4.95%, 02/15/2030	48,319
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	116,365
		853,997
	Retail - 0.8%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	115,195
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	121,958
5,000	3.80%, 01/25/2050(1)(7)	3,737
135,000	Dollar General Corp. 3.50%, 04/03/2030	124,212
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	31,276
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	7,921
100,000	4.38%, 09/15/2045	87,482
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,905
15,000	4.20%, 04/01/2050	13,334
65,000	4.45%, 09/01/2048	60,376
100,000	Starbucks Corp. 4.45%, 08/15/2049	90,846
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	32,734
		694,976
	Semiconductors - 0.2%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	30,925
65,000	3.19%, 11/15/2036(1)	49,514
25,000	4.30%, 11/15/2032	22,948
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,653
100,000	4.30%, 06/18/2029	95,975
		204,015
	Software - 0.4%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	31,135
	Oracle Corp.
80,000	2.88%, 03/25/2031	68,843
30,000	2.95%, 04/01/2030	26,353
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	116,453
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	115,411
		358,195
	Telecommunications - 1.0%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	30,479
10,000	4.50%, 03/09/2048	8,721
100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	121,927
200,000	NBN Co., Ltd. 2.50%, 01/08/2032(1)	162,630
160,000	Nokia Oyj 6.63%, 05/15/2039	163,032
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	42,746
105,000	4.38%, 04/15/2040	94,713
3,000	4.50%, 04/15/2050	2,633
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	4,199
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.0% - (continued)
	Telecommunications - 1.0% - (continued)
$ 65,000	4.13%, 08/15/2046	$ 56,129
	Vodafone Group plc
5,000	4.25%, 09/17/2050	4,134
6,000	4.38%, 02/19/2043	5,165
100,000	5.25%, 05/30/2048	94,489
		790,997
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.40%, 07/01/2027(1)	43,816
	Total Corporate Bonds (cost $14,313,196)	$ 12,265,578
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
25,000	Chicago, IL, O'Hare International Airport Rev 3.01%, 01/01/2038	$ 20,045
	Development - 0.0%
15,000	New York City, NY, Industrial Dev Agency Rev, (AGM Insured) 3.19%, 03/01/2040	11,719
	General - 0.4%
235,000	Chicago, IL, Transit Auth Rev 3.40%, 12/01/2032	211,993
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	63,196
40,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	42,905
		318,094
	Tobacco - 0.1%
100,000	Golden State, CA, Tobacco Securitization Corp. Rev 2.25%, 06/01/2029	86,657
	Transportation - 0.0%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	27,672
	Total Municipal Bonds (cost $532,485)	$ 464,187
U.S. GOVERNMENT AGENCIES - 7.6%
	Mortgage-Backed Agencies - 7.6%
	FHLMC - 3.8%
4,146,217	0.07%, 10/25/2026(3)(4)	$ 11,732
1,100,704	0.24%, 11/25/2023(3)(4)	1,660
695,358	0.60%, 03/25/2027(3)(4)	14,582
2,120,726	1.12%, 06/25/2030(3)(4)	137,334
118,143	1.13%, 01/25/2030(3)(4)	7,178
549,277	1.33%, 06/25/2030(3)(4)	42,244
1,784,387	1.38%, 06/25/2030(3)(4)	137,582
1,050,317	1.43%, 07/25/2030(3)(4)	84,838
102,229	1.50%, 01/01/2036	90,536
9,613	1.50%, 10/15/2042	8,634
275,000	1.66%, 12/25/2030	230,467
8,333	1.70%, 10/15/2039	8,033
217,463	2.00%, 12/01/2035	198,071
275,000	2.11%, 01/25/2031	238,239
375,000	2.15%, 10/25/2031(4)	322,801
25,164	2.50%, 12/15/2042	23,137
385,254	2.50%, 09/01/2050	339,658
444,572	3.00%, 08/01/2051	406,983
304,071	3.50%, 10/01/2051	286,148
288,208	4.50%, 07/01/2052	284,715
289,722	4.50%, 09/01/2052	286,357
		3,160,929

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 7.6% - (continued)
	Mortgage-Backed Agencies - 7.6% - (continued)
	FNMA - 3.8%
$ 360,397	1.20%, 06/25/2034(3)(4)	$ 31,924
15,285	1.50%, 08/25/2041	14,151
6,014	1.50%, 11/25/2042	5,430
8,468	1.70%, 06/25/2043	8,069
6,042	1.75%, 01/25/2040	5,798
400,000	2.00%, 11/25/2040	290,636
12,430	2.00%, 06/25/2043	11,484
621,409	2.00%, 07/01/2051	526,075
634,950	2.00%, 11/01/2051	536,075
124,307	2.50%, 03/01/2036	116,438
24,380	2.50%, 09/25/2049	22,632
393,100	2.50%, 05/01/2051	346,723
194,344	2.50%, 06/01/2051	173,369
9,665	2.50%, 03/25/2053	8,948
185,525	3.00%, 12/01/2051	169,127
160,838	3.50%, 07/01/2051	152,664
26,135	3.50%, 04/25/2053	25,466
43,377	4.00%, 08/01/2049	42,310
361,409	4.00%, 05/01/2052	348,772
266,069	4.00%, 06/01/2052	256,793
		3,092,884
	GNMA - 0.0%
6,223	1.50%, 04/16/2040	6,077
	Total U.S. Government Agencies (cost $6,303,898)	$ 6,259,890
U.S. GOVERNMENT SECURITIES - 2.7%
	U.S. Treasury Securities - 2.7%
	U.S. Treasury Bonds - 2.3%
140,000	3.13%, 08/15/2044(8)	$ 125,574
225,000	3.25%, 05/15/2042	207,914
1,360,000	3.63%, 02/15/2044(8)	1,321,431
260,000	3.75%, 11/15/2043	257,725
		1,912,644
	U.S. Treasury Notes - 0.4%
290,000	2.63%, 04/15/2025	280,756
	Total U.S. Government Securities (cost $2,922,227)	$ 2,193,400
COMMON STOCKS - 39.6%
	Banks - 1.0%
6,067	Bank of Nova Scotia	$ 328,406
2,853	PNC Financial Services Group, Inc.	471,972
		800,378
	Capital Goods - 2.9%
10,729	Assa Abloy AB Class B	252,735
49,430	BAE Systems plc	523,268
6,933	Kone Oyj Class B	378,099
741	Lockheed Martin Corp.	343,276
4,000	Raytheon Technologies Corp.	399,400
500	TOTO Ltd.	19,431
3,800	Vinci S.A.	429,360
547	WillScot Mobile Mini Holdings Corp.*	26,508
		2,372,077
	Commercial & Professional Services - 0.5%
10,051	Experian plc	367,560
850	Park24 Co., Ltd.*	14,416
		381,976
Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.6% - (continued)
	Consumer Durables & Apparel - 0.8%
544	Berkeley Group Holdings plc	$ 27,857
93	D.R. Horton, Inc.	9,178
4,942	NIKE, Inc. Class B	629,265
		666,300
	Consumer Services - 1.2%
9,985	Compass Group plc	238,522
668	H World Group Ltd. ADR	31,716
182	Hyatt Hotels Corp. Class A*	19,860
528	Las Vegas Sands Corp.*	31,152
2,236	McDonald's Corp.	597,906
285	Oriental Land Co., Ltd.	47,487
		966,643
	Energy - 5.3%
1,185	ARC Resources Ltd.	13,769
44,900	Ascent Resources Marcellus Holdings LLC Class A*(9)	109,444
54,035	BP plc	326,385
393	BP plc ADR	14,238
7,444	Cenovus Energy, Inc.	148,731
1,068	Chesapeake Energy Corp.	92,617
4,101	ConocoPhillips	499,789
5,230	Coterra Energy, Inc.	130,907
931	Diamondback Energy, Inc.	136,038
3,554	Enbridge, Inc.	145,520
991	EOG Resources, Inc.	131,060
4,465	Equinor ASA	136,078
1,533	Lukoil PJSC ADR*(9)	—
3,801	Marathon Petroleum Corp.	488,505
13,997	Petroleo Brasileiro S.A.	81,231
498	Pioneer Natural Resources Co.	114,714
1,239	Schlumberger Ltd.	70,598
17,619	Shell plc	517,254
94	Shell plc ADR	5,528
613	Targa Resources Corp.	45,987
1,158	TC Energy Corp.	49,895
6,131	Tenaris S.A.	106,362
13,451	TotalEnergies SE(7)	831,551
145	TotalEnergies SE ADR	8,996
3,176	Williams Cos., Inc.	102,394
		4,307,591
	Food, Beverage & Tobacco - 3.1%
2,562	Archer-Daniels-Midland Co.	212,262
2,232	Bunge Ltd.	221,191
6,201	Coca-Cola Co.	380,245
8,745	Diageo plc	382,385
4,173	Heineken N.V.	417,045
2,132	Ingredion, Inc.	219,170
3,025	Nestle S.A.	369,077
2,246	PepsiCo., Inc.	384,111
		2,585,486
	Health Care Equipment & Services - 2.0%
5,289	Baxter International, Inc.	241,654
3,899	Medtronic plc	326,307
2,383	Stryker Corp.	604,829
997	UnitedHealth Group, Inc.	497,693
		1,670,483
	Household & Personal Products - 1.8%
6,381	Colgate-Palmolive Co.	475,576
3,377	Procter & Gamble Co.	480,817
6,843	Reckitt Benckiser Group plc	487,639
		1,444,032

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.6% - (continued)
	Insurance - 2.3%
53,300	AIA Group Ltd.	$ 602,698
11,697	AXA S.A.	364,935
2,510	Chubb Ltd.	571,000
1,842	Marsh & McLennan Cos., Inc.	322,184
		1,860,817
	Materials - 6.7%
6,366	Anglo American Platinum Ltd.	473,446
7,186	ArcelorMittal S.A.	222,931
26,144	Barrick Gold Corp.	511,267
16,884	BlueScope Steel Ltd.	230,238
13,398	Canfor Corp.*	253,853
2,013	CF Industries Holdings, Inc.	170,501
30,920	Glencore plc	207,068
39,454	Impala Platinum Holdings Ltd.	457,502
1,353	Linde plc	447,762
3,471	Louisiana-Pacific Corp.	236,340
9,278	Newmont Corp.	491,084
23,271	Norsk Hydro ASA	188,678
2,201	Nutrien Ltd.	182,194
4,897	OCI N.V.	166,696
758	POSCO Holdings, Inc.	186,261
2,490	Rio Tinto Ltd.	223,446
174,224	Sibanye Stillwater Ltd.	460,518
1,754	Steel Dynamics, Inc.	211,602
10,452	Vale S.A.	194,594
		5,515,981
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
5,908	AstraZeneca plc ADR	386,206
2,505	Johnson & Johnson	409,367
4,433	Novartis AG	400,783
4,344	Pfizer, Inc.	191,831
1,237	Roche Holding AG	386,155
		1,774,342
	Real Estate - 3.7%
684	Agree Realty Corp. REIT	51,047
175	Alexandria Real Estate Equities, Inc. REIT	28,130
1,523	American Tower Corp. REIT	340,223
493	AvalonBay Communities, Inc. REIT	87,478
483	Boardwalk REIT	20,408
2,197	Brixmor Property Group, Inc. REIT	51,695
17,100	CapitaLand Integrated Commercial Trust REIT	27,978
21,450	Capitaland Investment Ltd.	64,985
1,693	CareTrust, Inc. REIT	35,079
852	Carmila S.A. REIT*	12,860
155	CBRE Group, Inc. Class A*	13,254
17,600	Central Pattana PCL	37,989
2,099	City Developments Ltd.	13,322
9,606	CK Asset Holdings Ltd.	61,416
1,049	Corporate Office Properties Trust REIT	29,445
4,452	Empire State Realty Trust, Inc. Class A	37,130
125	Equinix, Inc. REIT	92,266
1,205	Equity Residential REIT	76,698
10	Frontier Real Estate Investment Corp. REIT	38,562
247	Gecina S.A. REIT	29,257
714	Getty Realty Corp. REIT	26,011
2,854	Goodman Group REIT	40,708
21,999	Growthpoint Properties Ltd. REIT	17,726
2,540	Hufvudstaden AB Class A	38,253
635	Iron Mountain, Inc. REIT	34,658
42	Japan Hotel Investment Corp. REIT	26,615
2,305	Kimco Realty Corp. REIT	51,770
2,110	Klepierre S.A. REIT*	53,553
Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.6% - (continued)
	Real Estate - 3.7% - (continued)
5,459	Land Securities Group plc REIT	$ 47,825
309	Life Storage, Inc. REIT	33,384
2,535	Mitsui Fudosan Co., Ltd.	47,515
20,942	NewRiver plc REIT	22,694
624	Nexity S.A.	18,850
1,227	Nomura Real Estate Holdings, Inc.	27,044
17	Orix JREIT, Inc. REIT	23,390
959	Phillips Edison & Co., Inc. REIT	32,146
1,411	Plymouth Industrial, Inc. REIT	31,578
1,581	Prologis, Inc. REIT	204,392
219	PSP Swiss Property AG	27,301
1,194	Public Storage REIT	363,382
1,142	RioCan REIT	19,809
300	Ryman Hospitality Properties, Inc. REIT	27,867
1,515	Safestore Holdings plc REIT	18,864
362	Simon Property Group, Inc. REIT	46,503
19,941	Sino Land Co., Ltd.	25,913
11,867	Stockland REIT	33,160
504	Sun Communities, Inc. REIT	79,057
2,943	Swire Pacific Ltd. Class A	26,969
354	Tanger Factory Outlet Centers, Inc. REIT	6,765
1,043	Tokyo Tatemono Co., Ltd.	12,931
257	Ventas, Inc. REIT	13,315
1,644	Veris Residential, Inc. REIT*	28,441
2,923	VICI Properties, Inc. REIT	99,908
25,988	Vicinity Ltd. REIT	38,022
1,220	Welltower, Inc. REIT	91,549
8,850	Wharf Real Estate Investment Co., Ltd.	50,663
977	WP Carey, Inc. REIT	83,563
		3,021,316
	Retailing - 0.6%
5,942	TJX Cos., Inc.	486,412
	Semiconductors & Semiconductor Equipment - 0.4%
61	First Solar, Inc.*	10,834
1,924	Texas Instruments, Inc.	340,952
		351,786
	Software & Services - 2.9%
1,416	Accenture plc Class A	395,135
1,426	Automatic Data Processing, Inc.	322,005
2,252	Capgemini SE	427,397
2,264	Microsoft Corp.	561,042
2,784	Visa, Inc. Class A	640,904
		2,346,483
	Telecommunication Services - 0.5%
535	Cellnex Telecom S.A.*(1)	20,966
13,849	KDDI Corp.	432,690
		453,656
	Transportation - 0.9%
4,429	Canadian National Railway Co.	527,199
1,342	United Parcel Service, Inc. Class B	248,579
		775,778
	Utilities - 0.8%
239	American Electric Power Co., Inc.	22,456
235	Avangrid, Inc.	9,910
504	CenterPoint Energy, Inc.	15,180
4,200	China Yangtze Power Co., Ltd. Class A	12,936
377	Duke Energy Corp.	38,624
374	Edison International	25,769
3,432	Enel S.p.A.	20,208
2,935	Engie S.A.	41,677
753	Exelon Corp.	31,769

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 39.6% - (continued)
	Utilities - 0.8% - (continued)
728	FirstEnergy Corp.	$ 29,812
2,704	Iberdrola S.A.	31,720
17,457	National Grid plc	221,929
554	NextEra Energy, Inc.	41,345
8,015	Power Grid Corp. of India Ltd.	21,270
408	RWE AG	18,164
177	Sempra Energy	28,378
440	Southern Co.	29,779
		640,926
	Total Common Stocks (cost $25,344,547)	$ 32,422,463
ESCROWS - 0.1%(10)
	Semiconductors & Semiconductor Equipment - 0.1%
100,000	Entegris Escrow Corp. Expires 06/15/2030(1)	$ 96,033
	Total Escrows (cost $98,530)	$ 96,033
WARRANTS - 0.0%
	Energy - 0.0%
11,625	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(9)	$ —
	Total Warrants (cost $930)	$ —
AFFILIATED INVESTMENT COMPANIES - 19.0%
	Domestic Equity Funds - 1.0%
21,195	Hartford Multifactor US Equity ETF	$ 859,033
	International/Global Equity Funds - 8.3%
109,249	Hartford Multifactor Developed Markets (ex-US) ETF	2,898,376
185,586	Hartford Multifactor Emerging Markets ETF	3,860,319
	Total International/Global Equity Funds (cost $6,306,091)	$ 6,758,695
	Taxable Fixed Income Funds - 9.7%
776,617	The Hartford World Bond Fund, Class F	7,929,255
	Total Affiliated Investment Companies (cost $15,042,876)	$ 15,546,983
	Total Long-Term Investments (cost $75,111,177)	$ 78,911,671
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.6%
$ 485,059	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $485,117; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $494,840	$ 485,059
	Securities Lending Collateral - 1.1%
145,982	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(11)	145,982
510,654	HSBC US Government Money Market Fund, 4.22%(11)	510,654
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 1.1% - (continued)
95,384	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(11)		$ 95,384
141,004	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(11)		141,004
			893,024
	Total Short-Term Investments (cost $1,378,083)		$ 1,378,083
	Total Investments Excluding Purchased Options (cost $76,489,260)	98.0%	$ 80,289,754
	Total Purchased Options (cost $517,362)	0.4%	$ 301,913
	Total Investments (cost $77,006,622)	98.4%	$ 80,591,667
	Other Assets and Liabilities	1.6%	1,329,529
	Total Net Assets	100.0%	$ 81,921,196
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $9,709,115, representing 11.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $193,588.
(9)	Investment valued using significant unobservable inputs.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at January 31, 2023
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	66.00	USD	03/17/2023	230	USD	23,000	$ 7,360	$ 7,929	$ (569)
iShares MSCI EAFE ETF Option	55.00	USD	03/17/2023	264	USD	26,400	1,056	56,692	(55,636)
iShares MSCI EAFE ETF Option	62.00	USD	06/16/2023	344	USD	34,400	23,908	23,820	88
iShares MSCI EAFE ETF Option	60.00	USD	09/15/2023	458	USD	45,800	43,739	46,526	(2,787)
iShares MSCI Emerging Markets Option	39.00	USD	03/17/2023	194	USD	19,400	7,178	4,962	2,216
iShares MSCI Emerging Markets Option	35.00	USD	03/17/2023	288	USD	28,800	2,448	46,803	(44,355)
iShares MSCI Emerging Markets Option	32.00	USD	03/17/2023	288	USD	28,800	1,728	25,219	(23,491)
iShares MSCI Emerging Markets Option	37.00	USD	06/16/2023	386	USD	38,600	22,388	19,555	2,833
iShares MSCI Emerging Markets Option	35.00	USD	09/15/2023	580	USD	58,000	40,890	35,744	5,146
S&P 500 Index Option	3,700.00	USD	03/17/2023	7	USD	700	12,950	14,436	(1,486)
S&P 500 Index Option	3,350.00	USD	03/17/2023	10	USD	1,000	5,500	101,533	(96,033)
S&P 500 Index Option	3,550.00	USD	06/16/2023	10	USD	1,000	44,940	47,244	(2,304)
S&P 500 Index Option	3,450.00	USD	09/15/2023	13	USD	1,300	87,828	86,899	929
Total purchased exchange-traded option contracts							$ 301,913	$ 517,362	$ (215,449)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	7	03/31/2023	$ 1,439,539	$ (247)
U.S. Treasury 10-Year Note Future	59	03/22/2023	6,756,422	111,964
U.S. Treasury Ultra Bond Future	4	03/22/2023	567,000	(6,508)
Total futures contracts				$ 105,209

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,255,766	USD	1,150,000	CHF	UBS	02/28/2023	$ (4,173)
3,394,106	USD	3,105,000	EUR	TDB	02/28/2023	12,378
3,719,626	USD	2,994,000	GBP	JPM	02/28/2023	26,211
1,129,695	USD	146,200,000	JPY	JPM	02/28/2023	2,233
440,578	USD	4,350,000	NOK	UBS	02/28/2023	4,216
244,453	USD	2,500,000	SEK	UBS	02/28/2023	5,018
Total foreign currency contracts						$ 45,883
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
35

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,663,137	$ —	$ 9,663,137	$ —
Corporate Bonds	12,265,578	—	12,265,578	—
Municipal Bonds	464,187	—	464,187	—
U.S. Government Agencies	6,259,890	—	6,259,890	—
U.S. Government Securities	2,193,400	—	2,193,400	—
Common Stocks
Banks	800,378	800,378	—	—
Capital Goods	2,372,077	769,184	1,602,893	—
Commercial & Professional Services	381,976	—	381,976	—
Consumer Durables & Apparel	666,300	638,443	27,857	—
Consumer Services	966,643	680,634	286,009	—
Energy	4,307,591	2,386,099	1,812,048	109,444
Food, Beverage & Tobacco	2,585,486	1,416,979	1,168,507	—
Health Care Equipment & Services	1,670,483	1,670,483	—	—
Household & Personal Products	1,444,032	956,393	487,639	—
Insurance	1,860,817	893,184	967,633	—
Materials	5,515,981	2,699,197	2,816,784	—
Pharmaceuticals, Biotechnology & Life Sciences	1,774,342	987,404	786,938	—
Real Estate	3,021,316	2,192,666	828,650	—
Retailing	486,412	486,412	—	—
Semiconductors & Semiconductor Equipment	351,786	351,786	—	—
Software & Services	2,346,483	1,919,086	427,397	—
Telecommunication Services	453,656	—	453,656	—
Transportation	775,778	775,778	—	—
Utilities	640,926	273,022	367,904	—
Escrows	96,033	—	96,033	—
Warrants	—	—	—	—
Affiliated Investment Companies	15,546,983	15,546,983	—	—
Short-Term Investments	1,378,083	893,024	485,059	—
Purchased Options	301,913	301,913	—	—
Foreign Currency Contracts(2)	50,056	—	50,056	—
Futures Contracts(2)	111,964	111,964	—	—
Total	$ 80,753,687	$ 36,751,012	$ 43,893,231	$ 109,444
Liabilities
Foreign Currency Contracts(2)	$ (4,173)	$ —	$ (4,173)	$ —
Futures Contracts(2)	(6,755)	(6,755)	—	—
Total	$ (10,928)	$ (6,755)	$ (4,173)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
36

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 0.9%
102,580	Tesla, Inc.*	$ 17,768,908
161,574	Thor Industries, Inc.	15,402,849
104,504	Visteon Corp.*	16,338,155
		49,509,912
	Banks - 2.1%
393,542	Bank of Nova Scotia	21,302,428
1,040,279	Cadence Bank	26,610,337
316,760	JP Morgan Chase & Co.	44,333,730
401,930	Western Alliance Bancorp	30,293,464
		122,539,959
	Capital Goods - 9.5%
445,014	AerCap Holdings N.V.*	28,129,335
98,813	Airbus SE	12,387,775
177,859	AMETEK, Inc.	25,775,326
62,020	Axon Enterprise, Inc.*	12,121,189
283,830	Builders FirstSource, Inc.*	22,621,251
13,843	Curtiss-Wright Corp.	2,295,169
331,029	Esab Corp.	19,136,786
347,692	Fortune Brands Innovations, Inc.	22,429,611
139,225	HEICO Corp.	23,800,514
806,800	HF Global, Inc.*(1)(2)	18,096,524
332,680	Honeywell International, Inc.	69,357,126
106,402	IDEX Corp.	25,502,431
193,044	John Bean Technologies Corp.	21,568,806
528,177	Johnson Controls International plc	36,745,274
31,614	Lockheed Martin Corp.	14,645,502
246,317	Middleby Corp.*	38,289,978
25,963	Nordson Corp.	6,316,798
100,317	Northrop Grumman Corp.	44,946,029
613,753	Otis Worldwide Corp.	50,468,909
107,028	Snap-on, Inc.	26,621,074
594,970	Spirit AeroSystems Holdings, Inc. Class A	21,508,166
155,764	Westinghouse Air Brake Technologies Corp.	16,169,861
		558,933,434
	Commercial & Professional Services - 1.7%
181,826	Clean Harbors, Inc.*	23,691,928
209,073	Copart, Inc.*	13,926,352
205,977	CoStar Group, Inc.*	16,045,608
228,708	Leidos Holdings, Inc.	22,605,499
141,135	Verisk Analytics, Inc.	25,656,932
		101,926,319
	Consumer Durables & Apparel - 3.1%
166,686	Lennar Corp. Class A	17,068,647
127,589	Lululemon Athletica, Inc.*	39,154,512
652,613	NIKE, Inc. Class B	83,097,213
3,288	NVR, Inc.*	17,327,760
731,133	Steven Madden Ltd.	26,211,118
		182,859,250
	Consumer Services - 3.6%
226,273	Airbnb, Inc. Class A*	25,141,193
253,085	Aramark	11,269,875
6,952	Booking Holdings, Inc.*	16,921,863
1,638,882	Denny's Corp.*	19,699,362
57,838	Domino's Pizza, Inc.	20,416,814
663,820	DraftKings, Inc. Class A*	9,950,662
286,215	Hilton Worldwide Holdings, Inc.	41,526,934
261,601	Las Vegas Sands Corp.*	15,434,459
197,494	McDonald's Corp.	52,809,896
		213,171,058
	Diversified Financials - 5.1%
471,158	American Express Co.	82,419,669
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Diversified Financials - 5.1% - (continued)
557,869	Bank of New York Mellon Corp.	$ 28,211,435
37,195	BlackRock, Inc.	28,238,816
53,050	CME Group, Inc.	9,371,813
31,385	MarketAxess Holdings, Inc.	11,419,432
88,450	Moody's Corp.	28,547,237
312,020	Morgan Stanley	30,368,907
219,359	T Rowe Price Group, Inc.	25,548,743
352,279	Tradeweb Markets, Inc. Class A	26,258,877
447,851	Voya Financial, Inc.	31,246,564
		301,631,493
	Energy - 2.7%
694,945	Cenovus Energy, Inc.	13,885,001
58,311	Cheniere Energy, Inc.	8,909,338
195,463	Chevron Corp.	34,014,471
172,565	Diamondback Energy, Inc.	25,215,198
86,858	EOG Resources, Inc.	11,486,970
851,818	Marathon Oil Corp.	23,399,440
635,390	TotalEnergies SE ADR	39,419,596
		156,330,014
	Food & Staples Retailing - 1.0%
878,875	U.S. Foods Holding Corp.*	33,511,504
158,420	Walmart, Inc.	22,791,885
		56,303,389
	Food, Beverage & Tobacco - 3.6%
999,574	Coca-Cola Co.	61,293,878
440,314	General Mills, Inc.	34,503,005
126,787	Monster Beverage Corp.*	13,195,991
350,622	PepsiCo., Inc.	59,963,374
406,398	Philip Morris International, Inc.	42,362,928
		211,319,176
	Health Care Equipment & Services - 8.9%
131,305	DexCom, Inc.*	14,061,452
17,273	Elevance Health, Inc.	8,636,327
365,065	Encompass Health Corp.	22,798,309
143,273	Hologic, Inc.*	11,658,124
37,595	Humana, Inc.	19,237,362
152,341	Insulet Corp.*	43,770,616
399,427	Integra LifeSciences Holdings Corp.*	22,887,167
192,484	Intuitive Surgical, Inc.*	47,291,394
1,007,051	Medtronic plc	84,280,098
108,354	Molina Healthcare, Inc.*	33,788,028
234,932	Stryker Corp.	59,628,091
44,390	Teleflex, Inc.	10,805,414
233,225	UnitedHealth Group, Inc.	116,423,588
162,545	Veeva Systems, Inc. Class A*	27,722,050
		522,988,020
	Household & Personal Products - 2.4%
1,207,132	Colgate-Palmolive Co.	89,967,548
375,627	Procter & Gamble Co.	53,481,772
		143,449,320
	Insurance - 5.7%
4,922,820	Aegon N.V.	26,977,053
431,086	Brown & Brown, Inc.	25,244,396
287,022	Chubb Ltd.	65,294,635
663,815	Kemper Corp.	38,985,855
364,792	Marsh & McLennan Cos., Inc.	63,805,769
826,543	MetLife, Inc.	60,354,170
570,122	Principal Financial Group, Inc.	52,764,791
		333,426,669

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 4.8%
70,656	Albemarle Corp.	$ 19,886,131
461,209	Celanese Corp. Class A	56,820,949
354,467	Ecolab, Inc.	54,882,126
502,393	FMC Corp.	66,883,580
185,970	Linde plc	61,544,912
676,064	Valvoline, Inc.	24,784,506
		284,802,204
	Media & Entertainment - 4.6%
1,056,748	Alphabet, Inc. Class A*	104,448,972
423,278	Cargurus, Inc.*	7,470,857
176,168	Meta Platforms, Inc. Class A*	26,243,747
41,066	Netflix, Inc.*	14,531,615
855,873	Omnicom Group, Inc.	73,596,519
112,997	Roku, Inc.*	6,497,327
74,370	Take-Two Interactive Software, Inc.*	8,420,915
202,487	Walt Disney Co.*	21,967,815
339,430	ZoomInfo Technologies, Inc. Class A*	9,582,109
		272,759,876
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
156,494	Agilent Technologies, Inc.	23,799,608
47,080	Alnylam Pharmaceuticals, Inc.*	10,658,912
164,049	Apellis Pharmaceuticals, Inc.*	8,650,304
768,696	AstraZeneca plc ADR	50,249,658
341,594	Danaher Corp.	90,310,622
100,268	Eli Lilly & Co.	34,507,232
371,522	Exact Sciences Corp.*	25,085,165
91,747	Jazz Pharmaceuticals plc*	14,373,085
260,074	Johnson & Johnson	42,501,293
1,563,813	Pfizer, Inc.	69,057,982
253,316	PTC Therapeutics, Inc.*	11,624,671
398,489	Syneos Health, Inc.*	14,313,725
39,620	United Therapeutics Corp.*	10,426,795
29,502	Vertex Pharmaceuticals, Inc.*	9,532,096
		415,091,148
	Real Estate - 2.7%
312,452	American Tower Corp. REIT	69,798,652
476,380	Gaming and Leisure Properties, Inc. REIT	25,514,913
212,417	Ryman Hospitality Properties, Inc. REIT	19,731,415
933,999	VICI Properties, Inc. REIT	31,924,086
179,800	Welltower, Inc. REIT	13,492,192
		160,461,258
	Retailing - 4.9%
684,435	Amazon.com, Inc.*	70,585,782
13,105	AutoZone, Inc.*	31,961,129
327,845	Chewy, Inc. Class A*(3)	14,772,696
154,465	Etsy, Inc.*	21,251,295
343,225	Monro, Inc.	17,470,152
104,156	Ross Stores, Inc.	12,310,198
1,050,458	TJX Cos., Inc.	85,990,492
316,327	Tory Burch LLC*(1)(2)	10,793,066
41,396	Ulta Beauty, Inc.*	21,275,888
		286,410,698
	Semiconductors & Semiconductor Equipment - 2.7%
122,619	First Solar, Inc.*	21,777,135
249,203	MKS Instruments, Inc.	25,498,451
183,798	NVIDIA Corp.	35,908,615
46,394	SolarEdge Technologies, Inc.*	14,805,717
237,476	Synaptics, Inc.*	29,691,624
160,955	Texas Instruments, Inc.	28,522,836
		156,204,378
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Software & Services - 12.2%
164,685	Accenture plc Class A	$ 45,955,349
376,975	Block, Inc.*	30,806,397
537,664	Cognizant Technology Solutions Corp. Class A	35,889,072
113,856	Datadog, Inc. Class A*	8,517,567
172,954	DocuSign, Inc.*	10,487,931
362,280	Dynatrace, Inc.*	13,922,420
450,801	Fidelity National Information Services, Inc.	33,828,107
306,392	Genpact Ltd.	14,486,214
107,531	Guidewire Software, Inc.*	7,875,571
54,424	Intuit, Inc.	23,003,392
173,958	Mastercard, Inc. Class A	64,468,835
564,243	Microsoft Corp.	139,825,058
50,255	MongoDB, Inc. Class A*	10,765,124
155,169	Okta, Inc.*	11,421,990
72,120	Paycom Software, Inc.*	23,362,553
11,816	Rubicon Earnout Shares*(1)(2)	2,115
157,544	Rubicon Technology, Inc. Class B*(1)(2)	253,803
157,544	Rubicon Technology, Inc. Class V*(1)(2)	—
157,544	Rubicon TRA Placeholder*(1)(2)	34,660
165,953	salesforce.com, Inc.*	27,875,125
12,640	Sharecare, Inc. Earnout*(1)(2)	3,211
205,866	Shopify, Inc. Class A*	10,143,018
76,755	Synopsys, Inc.*	27,152,081
457,821	Visa, Inc. Class A	105,394,972
1,291,819	Western Union Co.	18,305,075
93,626	WEX, Inc.*	17,318,001
209,079	Workday, Inc. Class A*	37,933,203
		719,030,844
	Technology Hardware & Equipment - 5.2%
478,023	Apple, Inc.	68,973,939
241,618	Arista Networks, Inc.*	30,448,700
220,564	CDW Corp.	43,237,161
600,320	Cisco Systems, Inc.	29,217,574
250,857	Coherent Corp.*	10,887,194
148,963	F5, Inc.*	21,995,877
1,925,135	Flex Ltd.*	44,951,902
410,139	Lumentum Holdings, Inc.*	24,682,165
543,908	National Instruments Corp.	29,371,032
		303,765,544
	Transportation - 1.7%
84,674	J.B. Hunt Transport Services, Inc.	16,007,620
1,392,709	Southwest Airlines Co.	49,817,201
178,221	Union Pacific Corp.	36,390,946
		102,215,767
	Utilities - 0.8%
296,364	Dominion Energy, Inc.	18,860,605
342,673	Eversource Energy	28,212,268
		47,072,873
	Total Common Stocks (cost $4,905,854,641)	$ 5,702,202,603
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3(1)(2)	$ 1,042,584
77,707	Lookout, Inc. Series F(1)(2)	554,828
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,597,412

38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
156,599	iShares Russell 1000 Growth ETF		$ 36,343,496
	Total Exchange-Traded Funds (cost $33,700,390)		$ 36,343,496
	Total Long-Term Investments (cost $4,941,338,685)		$ 5,740,143,511
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 20,018,623	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $20,021,003; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $20,419,024		$ 20,018,623
	Securities Lending Collateral - 0.1%
619,057	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		619,057
2,063,522	HSBC US Government Money Market Fund, 4.22%(4)		2,063,522
619,056	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		619,056
619,056	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		619,056
			3,920,691
	Total Short-Term Investments (cost $23,939,314)		$ 23,939,314
	Total Investments (cost $4,965,277,999)	98.0%	$ 5,764,082,825
	Other Assets and Liabilities	2.0%	118,468,901
	Total Net Assets	100.0%	$ 5,882,551,726
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $30,780,791 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 1,042,584
06/2015	HF Global, Inc.	806,800	10,846,942	18,096,524
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	554,828
09/2015	Rubicon Earnout Shares	11,816	—	2,115
09/2015	Rubicon Technology, Inc. Class V	157,544	—	—
09/2015	Rubicon Technology, Inc. Class B	157,544	673,447	253,803
09/2015	Rubicon TRA Placeholder	157,544	—	34,660
07/2021	Sharecare, Inc. Earnout	12,640	—	3,211
11/2013	Tory Burch LLC	316,327	24,792,580	10,793,066
			$ 38,096,623	$ 30,780,791

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	423	03/17/2023	$ 102,805,920	$ 6,208,016
Total futures contracts				$ 6,208,016
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
39

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 49,509,912	$ 49,509,912	$ —	$ —
Banks	122,539,959	122,539,959	—	—
Capital Goods	558,933,434	528,449,135	12,387,775	18,096,524
Commercial & Professional Services	101,926,319	101,926,319	—	—
Consumer Durables & Apparel	182,859,250	182,859,250	—	—
Consumer Services	213,171,058	213,171,058	—	—
Diversified Financials	301,631,493	301,631,493	—	—
Energy	156,330,014	156,330,014	—	—
Food & Staples Retailing	56,303,389	56,303,389	—	—
Food, Beverage & Tobacco	211,319,176	211,319,176	—	—
Health Care Equipment & Services	522,988,020	522,988,020	—	—
Household & Personal Products	143,449,320	143,449,320	—	—
Insurance	333,426,669	333,426,669	—	—
Materials	284,802,204	284,802,204	—	—
Media & Entertainment	272,759,876	272,759,876	—	—
Pharmaceuticals, Biotechnology & Life Sciences	415,091,148	415,091,148	—	—
Real Estate	160,461,258	160,461,258	—	—
Retailing	286,410,698	275,617,632	—	10,793,066
Semiconductors & Semiconductor Equipment	156,204,378	156,204,378	—	—
Software & Services	719,030,844	718,737,055	—	293,789
Technology Hardware & Equipment	303,765,544	303,765,544	—	—
Transportation	102,215,767	102,215,767	—	—
Utilities	47,072,873	47,072,873	—	—
Convertible Preferred Stocks	1,597,412	—	—	1,597,412
Exchange-Traded Funds	36,343,496	36,343,496	—	—
Short-Term Investments	23,939,314	3,920,691	20,018,623	—
Futures Contracts(2)	6,208,016	6,208,016	—	—
Total	$ 5,770,290,841	$ 5,707,103,652	$ 32,406,398	$ 30,780,791

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
40

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 67.3%
13,483,450	The Hartford Capital Appreciation Fund, Class F		$ 476,100,609
15,612,694	The Hartford Dividend and Growth Fund, Class F		472,596,249
	Total Domestic Equity Funds (cost $847,558,647)		$ 948,696,858
	Taxable Fixed Income Funds - 32.4%
13,385,804	Hartford Total Return Bond ETF		457,861,426
	Total Affiliated Investment Companies (cost $1,359,154,887)		$ 1,406,558,284
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
3,340,097	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(1)		$ 3,340,097
	Total Short-Term Investments (cost $3,340,097)		$ 3,340,097
	Total Investments (cost $1,362,494,984)	100.0%	$ 1,409,898,381
	Other Assets and Liabilities	0.0%	421,120
	Total Net Assets	100.0%	$ 1,410,319,501
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,406,558,284	$ 1,406,558,284	$ —	$ —
Short-Term Investments	3,340,097	3,340,097	—	—
Total	$ 1,409,898,381	$ 1,409,898,381	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
41

Hartford Climate Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Australia - 0.5%
4,725	Macquarie Group Ltd.	$ 630,357
	Belgium - 0.4%
10,930	Umicore S.A.	413,203
	Canada - 0.9%
8,635	Canadian National Railway Co.	1,027,854
	Chile - 0.4%
24,377	Antofagasta plc	523,778
	China - 3.5%
1,413,692	China Longyuan Power Group Corp. Ltd. Class H	1,951,518
7,000	Contemporary Amperex Technology Co., Ltd. Class A	485,559
121,360	LONGi Green Energy Technology Co., Ltd. Class A*	869,961
67,100	Shenzhen Inovance Technology Co., Ltd. Class A	710,008
		4,017,046
	Denmark - 2.4%
93,341	Vestas Wind Systems A/S	2,731,306
	France - 3.6%
38,954	Carrefour S.A.	740,943
16,760	Cie de Saint-Gobain	962,546
10,145	Legrand S.A.	904,570
52,662	Veolia Environnement S.A.	1,563,137
		4,171,196
	Germany - 5.3%
10,937	Bayerische Motoren Werke AG	1,114,094
38,101	Infineon Technologies AG	1,372,034
1,897	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	685,210
18,775	Siemens AG	2,932,754
		6,104,092
	Ireland - 2.4%
21,778	Aptiv plc*	2,462,874
4,524	Kingspan Group plc	290,966
		2,753,840
	Israel - 1.8%
6,573	SolarEdge Technologies, Inc.*	2,097,641
	Italy - 1.2%
32,714	Prysmian S.p.A.	1,335,964
	Japan - 8.2%
10,750	Daikin Industries Ltd.	1,867,217
29,986	Hitachi Ltd.	1,572,539
2,200	Keyence Corp.	1,012,811
129,380	Kubota Corp.	1,944,360
26,900	Nabtesco Corp.	787,592
9,000	Nidec Corp.	498,770
55,700	Sekisui Chemical Co., Ltd.	780,262
3,400	Shimano, Inc.	606,340
18,600	Sumitomo Forestry Co., Ltd.	347,773
		9,417,664
	Netherlands - 0.7%
8,782	Aalberts N.V.	415,235
4,495	Alfen N.V.*(1)	417,039
		832,274
	Norway - 1.3%
1,616	Borregaard ASA	24,914
35,512	Mowi ASA	656,676
104,819	Norsk Hydro ASA	849,857
		1,531,447
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	South Korea - 1.3%
786	LG Energy Solution Ltd.*	$ 334,325
2,037	Samsung SDI Co., Ltd.	1,141,539
		1,475,864
	Spain - 1.7%
7,433	Corp. Acciona Energias Renovables S.A.	303,966
125,928	Iberdrola S.A.	1,477,357
30,014	Soltec Power Holdings S.A.*	182,882
		1,964,205
	Sweden - 2.1%
126,030	Hexagon AB Class B	1,444,745
85,657	Nibe Industrier AB Class B	925,461
		2,370,206
	Taiwan - 1.2%
144,000	Chroma ATE, Inc.	893,621
67,429	Giant Manufacturing Co., Ltd.	462,953
		1,356,574
	United Kingdom - 3.8%
144,889	Kingfisher plc	499,855
160,734	National Grid plc	2,043,394
66,139	Persimmon plc	1,155,137
33,480	SSE plc	714,620
		4,413,006
	United States - 54.9%
29,377	A.O. Smith Corp.	1,988,823
8,806	Acuity Brands, Inc.	1,660,107
22,409	AECOM	1,955,633
1,707	Albemarle Corp.	480,435
18,973	Alphabet, Inc. Class A*	1,875,291
7,793	Amazon.com, Inc.*	803,692
10,446	American Water Works Co., Inc.	1,634,695
8,435	Aspen Technology, Inc.*	1,676,456
4,312	Autodesk, Inc.*	927,770
52,066	AZEK Co., Inc.*	1,256,353
8,101	Ball Corp.	471,802
10,986	ChargePoint Holdings, Inc.*(2)	133,370
12,462	Clean Harbors, Inc.*	1,623,799
20,832	Consolidated Edison, Inc.	1,985,498
4,669	Danaher Corp.	1,234,390
9,603	Darling Ingredients, Inc.*	636,583
5,400	Deere & Co.	2,283,336
3,534	Eaton Corp. plc	573,250
23,960	Eversource Energy	1,972,627
41,823	Exelon Corp.	1,764,512
16,322	First Solar, Inc.*	2,898,787
7,937	Fluence Energy, Inc.*	191,599
15,871	FMC Corp.	2,112,906
50,640	Green Plains, Inc.*	1,760,753
29,792	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,099,623
2,153	Hubbell, Inc.	492,843
36,487	Johnson Controls International plc	2,538,401
21,793	Kroger Co.	972,622
2,045	Lowe's Cos., Inc.	425,871
8,434	Microsoft Corp.	2,090,030
4,468	Moody's Corp.	1,442,047
14,036	NextEra Energy, Inc.	1,047,507
7,534	ON Semiconductor Corp.*	553,372
6,438	Owens Corning	622,233
9,371	Plug Power, Inc.*	159,494
6,811	S&P Global, Inc.	2,553,716
10,909	Schneider Electric SE	1,769,609
11,788	Swiss Re AG	1,234,332
2,197	Tesla, Inc.*	380,564
10,724	Texas Instruments, Inc.	1,900,400

42

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.6% - (continued)
	United States - 54.9% - (continued)
14,105	Verisk Analytics, Inc.		$ 2,564,148
6,986	Waste Management, Inc.		1,080,944
25,059	Westinghouse Air Brake Technologies Corp.		2,601,375
104,111	Weyerhaeuser Co. REIT		3,584,542
3,385	Wolfspeed, Inc.*		260,679
			63,276,819
	Total Common Stocks (cost $97,327,582)		$ 112,444,336
SHORT-TERM INVESTMENTS - 1.0%
	Other Investment Pools & Funds - 0.7%
804,245	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(3)		$ 804,245
	Repurchase Agreements - 0.2%
$ 222,039	Fixed Income Clearing Corp. Repurchase Agreement dated 1/31/2023 at 4.280%, due on 2/1/2023 with a maturity value of $222,065; collateralized by U.S. Treasury Note at 4.125%, maturing 1/31/2025, with a market value of $226,523		222,039
	Securities Lending Collateral - 0.1%
19,576	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(3)		19,576
65,256	HSBC US Government Money Market Fund, 4.22%(3)		65,256
19,577	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(3)		19,577
19,577	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(3)		19,577
			123,986
	Total Short-Term Investments (cost $1,150,270)		$ 1,150,270
	Total Investments (cost $98,477,852)	98.6%	$ 113,594,606
	Other Assets and Liabilities	1.4%	1,571,136
	Total Net Assets	100.0%	$ 115,165,742
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $417,039, representing 0.4% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

43

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 630,357	$ —	$ 630,357	$ —
Belgium	413,203	—	413,203	—
Canada	1,027,854	1,027,854	—	—
Chile	523,778	—	523,778	—
China	4,017,046	—	4,017,046	—
Denmark	2,731,306	—	2,731,306	—
France	4,171,196	—	4,171,196	—
Germany	6,104,092	—	6,104,092	—
Ireland	2,753,840	2,462,874	290,966	—
Israel	2,097,641	2,097,641	—	—
Italy	1,335,964	—	1,335,964	—
Japan	9,417,664	—	9,417,664	—
Netherlands	832,274	—	832,274	—
Norway	1,531,447	—	1,531,447	—
South Korea	1,475,864	—	1,475,864	—
Spain	1,964,205	—	1,964,205	—
Sweden	2,370,206	—	2,370,206	—
Taiwan	1,356,574	—	1,356,574	—
United Kingdom	4,413,006	—	4,413,006	—
United States	63,276,819	60,272,878	3,003,941	—
Short-Term Investments	1,150,270	928,231	222,039	—
Total	$ 113,594,606	$ 66,789,478	$ 46,805,128	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
44

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 25.8%
289,926	Hartford Core Equity Fund, Class F	$ 11,840,596
245,603	Hartford Large Cap Growth ETF*	3,200,207
104,575	Hartford Multifactor US Equity ETF	4,238,425
64,662	Hartford Schroders Commodity Strategy ETF	1,079,209
145,498	Hartford Small Cap Value Fund, Class F	1,673,227
181,060	The Hartford Equity Income Fund, Class F	3,735,278
15,233	The Hartford Growth Opportunities Fund, Class F*	560,557
88,412	The Hartford Small Company Fund, Class F*	1,653,302
	Total Domestic Equity Funds (cost $24,499,831)	$ 27,980,801
	International/Global Equity Funds - 8.5%
137,148	Hartford Multifactor Developed Markets (ex-US) ETF	3,638,536
66,743	Hartford Schroders Emerging Markets Equity Fund, Class F	1,066,550
217,314	Hartford Schroders International Multi-Cap Value Fund, Class F	2,042,754
18,048	The Hartford International Growth Fund, Class F	269,812
129,266	The Hartford International Opportunities Fund, Class F	2,153,574
	Total International/Global Equity Funds (cost $8,903,543)	$ 9,171,226
	Taxable Fixed Income Funds - 65.4%
624,873	Hartford Core Bond ETF	22,023,524
1,951,340	Hartford Schroders Sustainable Core Bond Fund, Class F	17,191,305
525,561	The Hartford Inflation Plus Fund, Class F	5,365,972
1,268,727	The Hartford Strategic Income Fund, Class F	9,845,323
1,606,773	The Hartford World Bond Fund, Class F	16,405,154
	Total Taxable Fixed Income Funds (cost $78,018,944)	$ 70,831,278
	Total Affiliated Investment Companies (cost $111,422,318)	$ 107,983,305
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
249,155	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(1)		$ 249,155
	Total Short-Term Investments (cost $249,155)		$ 249,155
	Total Investments (cost $111,671,473)	99.9%	$ 108,232,460
	Other Assets and Liabilities	0.1%	97,880
	Total Net Assets	100.0%	$ 108,330,340
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 107,983,305	$ 107,983,305	$ —	$ —
Short-Term Investments	249,155	249,155	—	—
Total	$ 108,232,460	$ 108,232,460	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
45

Hartford Core Equity Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 0.7%
5,535,595	Ford Motor Co.	$ 74,785,889
	Banks - 5.2%
4,908,329	Bank of America Corp.	174,147,513
1,746,924	JP Morgan Chase & Co.	244,499,483
545,783	PNC Financial Services Group, Inc.	90,288,882
		508,935,878
	Capital Goods - 8.8%
892,029	AMETEK, Inc.	129,272,843
348,474	Deere & Co.	147,348,746
1,059,658	Fortune Brands Innovations, Inc.	68,358,538
469,197	IDEX Corp.	112,457,137
513,108	Illinois Tool Works, Inc.	121,114,012
1,965,463	Johnson Controls International plc	136,737,261
1,511,558	Raytheon Technologies Corp.	150,929,066
		866,217,603
	Commercial & Professional Services - 1.4%
791,608	Leidos Holdings, Inc.	78,242,535
500,043	Republic Services, Inc.	62,415,367
		140,657,902
	Consumer Durables & Apparel - 1.6%
1,230,679	NIKE, Inc. Class B	156,702,357
	Consumer Services - 2.1%
447,971	Airbnb, Inc. Class A*	49,774,058
581,343	McDonald's Corp.	155,451,118
		205,225,176
	Diversified Financials - 4.7%
976,600	American Express Co.	170,836,638
1,239,646	Charles Schwab Corp.	95,973,393
1,972,375	Morgan Stanley	191,971,259
		458,781,290
	Energy - 3.8%
1,108,182	ConocoPhillips	135,054,140
1,779,972	EOG Resources, Inc.	235,401,297
		370,455,437
	Food & Staples Retailing - 1.1%
1,403,002	Sysco Corp.	108,676,535
	Food, Beverage & Tobacco - 2.9%
612,058	Constellation Brands, Inc. Class A	141,703,668
1,349,805	Monster Beverage Corp.*	140,487,705
		282,191,373
	Health Care Equipment & Services - 7.8%
1,117,810	Abbott Laboratories	123,573,895
524,495	Becton Dickinson and Co.	132,288,129
1,426,576	Hologic, Inc.*	116,080,489
360,431	Laboratory Corp. of America Holdings	90,871,864
604,120	UnitedHealth Group, Inc.	301,570,663
		764,385,040
	Household & Personal Products - 3.2%
1,268,271	Colgate-Palmolive Co.	94,524,238
1,525,367	Procter & Gamble Co.	217,181,753
		311,705,991
	Insurance - 2.5%
601,127	Chubb Ltd.	136,750,381
808,528	Progressive Corp.	110,242,793
		246,993,174
	Materials - 1.1%
836,254	PPG Industries, Inc.	108,997,346
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Media & Entertainment - 6.0%
4,552,589	Alphabet, Inc. Class A*	$ 449,977,897
1,259,307	Walt Disney Co.*	136,622,216
		586,600,113
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
492,611	Danaher Corp.	130,236,496
516,971	Eli Lilly & Co.	177,915,570
4,027,195	Pfizer, Inc.	177,840,931
171,701	Regeneron Pharmaceuticals, Inc.*	130,230,057
305,521	Thermo Fisher Scientific, Inc.	174,247,792
431,330	Vertex Pharmaceuticals, Inc.*	139,362,723
		929,833,569
	Real Estate - 1.8%
407,385	AvalonBay Communities, Inc. REIT	72,286,394
803,953	Prologis, Inc. REIT	103,935,044
		176,221,438
	Retailing - 5.3%
3,349,104	Amazon.com, Inc.*	345,393,095
2,171,909	TJX Cos., Inc.	177,792,471
		523,185,566
	Semiconductors & Semiconductor Equipment - 5.2%
980,314	Advanced Micro Devices, Inc.*	73,670,597
298,484	KLA Corp.	117,149,000
246,301	NVIDIA Corp.	48,119,827
801,030	QUALCOMM, Inc.	106,705,206
924,056	Texas Instruments, Inc.	163,751,964
		509,396,594
	Software & Services - 11.0%
560,422	Global Payments, Inc.	63,170,768
1,005,637	GoDaddy, Inc. Class A*	82,592,967
494,308	Mastercard, Inc. Class A	183,190,545
2,012,149	Microsoft Corp.	498,630,643
486,156	Palo Alto Networks, Inc.*	77,123,788
634,302	salesforce.com, Inc.*	106,543,707
364,011	Workday, Inc. Class A*	66,042,516
		1,077,294,934
	Technology Hardware & Equipment - 10.0%
3,203,901	Apple, Inc.	462,290,875
601,673	CDW Corp.	117,945,958
2,615,047	Corning, Inc.	90,506,777
507,932	F5, Inc.*	75,001,239
623,570	Motorola Solutions, Inc.	160,263,726
1,237,335	NetApp, Inc.	81,948,697
		987,957,272
	Utilities - 3.5%
1,533,342	American Electric Power Co., Inc.	144,072,814
1,181,862	Duke Energy Corp.	121,081,762
921,335	Eversource Energy	75,853,511
		341,008,087
	Total Common Stocks (cost $6,639,394,264)	$ 9,736,208,564

46

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 15,460,607	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $15,462,445; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $15,769,858		$ 15,460,607
	Total Short-Term Investments (cost $15,460,607)		$ 15,460,607
	Total Investments (cost $6,654,854,871)	99.4%	$ 9,751,669,171
	Other Assets and Liabilities	0.6%	62,365,122
	Total Net Assets	100.0%	$ 9,814,034,293
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 74,785,889	$ 74,785,889	$ —	$ —
Banks	508,935,878	508,935,878	—	—
Capital Goods	866,217,603	866,217,603	—	—
Commercial & Professional Services	140,657,902	140,657,902	—	—
Consumer Durables & Apparel	156,702,357	156,702,357	—	—
Consumer Services	205,225,176	205,225,176	—	—
Diversified Financials	458,781,290	458,781,290	—	—
Energy	370,455,437	370,455,437	—	—
Food & Staples Retailing	108,676,535	108,676,535	—	—
Food, Beverage & Tobacco	282,191,373	282,191,373	—	—
Health Care Equipment & Services	764,385,040	764,385,040	—	—
Household & Personal Products	311,705,991	311,705,991	—	—
Insurance	246,993,174	246,993,174	—	—
Materials	108,997,346	108,997,346	—	—
Media & Entertainment	586,600,113	586,600,113	—	—
Pharmaceuticals, Biotechnology & Life Sciences	929,833,569	929,833,569	—	—
Real Estate	176,221,438	176,221,438	—	—
Retailing	523,185,566	523,185,566	—	—
Semiconductors & Semiconductor Equipment	509,396,594	509,396,594	—	—
Software & Services	1,077,294,934	1,077,294,934	—	—
Technology Hardware & Equipment	987,957,272	987,957,272	—	—
Utilities	341,008,087	341,008,087	—	—
Short-Term Investments	15,460,607	—	15,460,607	—
Total	$ 9,751,669,171	$ 9,736,208,564	$ 15,460,607	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
47

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 4.8%
3,702,372	Bank of America Corp.	$ 131,360,158
3,191,827	JP Morgan Chase & Co.	446,728,107
1,207,120	PNC Financial Services Group, Inc.	199,693,862
		777,782,127
	Capital Goods - 5.6%
742,450	Airbus SE	93,077,867
459,602	General Dynamics Corp.	107,114,842
790,563	Ingersoll Rand, Inc.	44,271,528
3,255,806	Johnson Controls International plc	226,506,423
416,257	Lockheed Martin Corp.	192,835,218
2,945,786	Otis Worldwide Corp.	242,231,983
		906,037,861
	Consumer Services - 2.2%
1,374,943	Hilton Worldwide Holdings, Inc.	199,490,480
578,218	McDonald's Corp.	154,615,493
		354,105,973
	Diversified Financials - 7.2%
1,390,489	American Express Co.	243,238,241
190,081	BlackRock, Inc.	144,311,396
3,248,623	Charles Schwab Corp.	251,508,393
2,489,347	Morgan Stanley	242,288,143
748,971	S&P Global, Inc.	280,819,187
		1,162,165,360
	Energy - 5.2%
1,527,970	Chevron Corp.	265,897,340
2,253,382	ConocoPhillips	274,619,664
4,888,949	TotalEnergies SE ADR	303,310,396
		843,827,400
	Food & Staples Retailing - 2.3%
1,347,204	Sysco Corp.	104,354,422
1,887,811	Walmart, Inc.	271,599,368
		375,953,790
	Food, Beverage & Tobacco - 2.1%
3,776,007	Keurig Dr Pepper, Inc.	133,217,527
3,238,433	Mondelez International, Inc. Class A	211,923,055
		345,140,582
	Health Care Equipment & Services - 8.2%
1,941,634	Baxter International, Inc.	88,713,257
821,726	Becton Dickinson and Co.	207,255,732
481,262	Elevance Health, Inc.	240,626,187
625,608	HCA Healthcare, Inc.	159,573,833
2,919,751	Medtronic plc	244,353,961
748,803	UnitedHealth Group, Inc.	373,794,970
		1,314,317,940
	Household & Personal Products - 1.6%
1,712,158	Colgate-Palmolive Co.	127,607,136
2,539,917	Unilever plc ADR	129,789,758
		257,396,894
	Insurance - 5.8%
2,748,501	American International Group, Inc.	173,760,233
835,416	Chubb Ltd.	190,048,786
3,193,464	MetLife, Inc.	233,186,741
1,592,547	Principal Financial Group, Inc.	147,390,225
1,745,034	Prudential Financial, Inc.	183,123,868
		927,509,853
	Materials - 3.7%
1,805,926	Celanese Corp. Class A	222,490,083
1,485,460	FMC Corp.	197,759,290
1,291,967	PPG Industries, Inc.	168,394,979
		588,644,352
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Media & Entertainment - 6.7%
7,679,675	Alphabet, Inc. Class A*	$ 759,059,077
8,305,099	Comcast Corp. Class A	326,805,646
		1,085,864,723
	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
1,265,339	Agilent Technologies, Inc.	192,432,755
3,389,423	AstraZeneca plc ADR	221,566,582
3,369,916	Bristol-Myers Squibb Co.	244,824,397
2,354,332	Merck & Co., Inc.	252,878,800
2,078,937	Novartis AG ADR	188,393,271
6,741,968	Pfizer, Inc.	297,725,307
		1,397,821,112
	Real Estate - 4.0%
1,183,934	American Tower Corp. REIT	264,479,016
7,731,596	Host Hotels & Resorts, Inc. REIT	145,740,585
751,299	Public Storage REIT	228,650,338
		638,869,939
	Retailing - 3.0%
513,001	Home Depot, Inc.	166,299,534
633,500	Lowe's Cos., Inc.	131,926,375
2,290,257	TJX Cos., Inc.	187,480,438
		485,706,347
	Semiconductors & Semiconductor Equipment - 2.7%
252,567	Broadcom, Inc.	147,754,221
1,504,513	Micron Technology, Inc.	90,722,134
1,114,396	Texas Instruments, Inc.	197,482,115
		435,958,470
	Software & Services - 11.0%
647,928	Accenture plc Class A	180,804,308
4,682,732	Cognizant Technology Solutions Corp. Class A	312,572,361
2,466,639	Fidelity National Information Services, Inc.	185,096,591
3,218,886	Microsoft Corp.	797,672,140
1,309,587	Visa, Inc. Class A	301,480,023
		1,777,625,423
	Technology Hardware & Equipment - 4.2%
2,722,916	Apple, Inc.	392,889,550
5,970,683	Cisco Systems, Inc.	290,593,141
		683,482,691
	Telecommunication Services - 1.6%
6,267,634	Verizon Communications, Inc.	260,545,545
	Transportation - 1.7%
3,007,091	Ryanair Holdings plc ADR*	272,231,948
	Utilities - 4.4%
902,588	American Electric Power Co., Inc.	84,807,168
1,227,786	Constellation Energy Corp.	104,803,813
1,758,235	Duke Energy Corp.	180,131,176
3,825,015	Exelon Corp.	161,377,383
1,110,944	Sempra Energy	178,117,652
		709,237,192
	Total Common Stocks (cost $11,051,122,819)	$ 15,600,225,522

48

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 88,965,171	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $88,975,748; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $90,744,513		$ 88,965,171
	Total Short-Term Investments (cost $88,965,171)		$ 88,965,171
	Total Investments (cost $11,140,087,990)	97.2%	$ 15,689,190,693
	Other Assets and Liabilities	2.8%	448,076,913
	Total Net Assets	100.0%	$ 16,137,267,606
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 777,782,127	$ 777,782,127	$ —	$ —
Capital Goods	906,037,861	812,959,994	93,077,867	—
Consumer Services	354,105,973	354,105,973	—	—
Diversified Financials	1,162,165,360	1,162,165,360	—	—
Energy	843,827,400	843,827,400	—	—
Food & Staples Retailing	375,953,790	375,953,790	—	—
Food, Beverage & Tobacco	345,140,582	345,140,582	—	—
Health Care Equipment & Services	1,314,317,940	1,314,317,940	—	—
Household & Personal Products	257,396,894	257,396,894	—	—
Insurance	927,509,853	927,509,853	—	—
Materials	588,644,352	588,644,352	—	—
Media & Entertainment	1,085,864,723	1,085,864,723	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,397,821,112	1,397,821,112	—	—
Real Estate	638,869,939	638,869,939	—	—
Retailing	485,706,347	485,706,347	—	—
Semiconductors & Semiconductor Equipment	435,958,470	435,958,470	—	—
Software & Services	1,777,625,423	1,777,625,423	—	—
Technology Hardware & Equipment	683,482,691	683,482,691	—	—
Telecommunication Services	260,545,545	260,545,545	—	—
Transportation	272,231,948	272,231,948	—	—
Utilities	709,237,192	709,237,192	—	—
Short-Term Investments	88,965,171	—	88,965,171	—
Total	$ 15,689,190,693	$ 15,507,147,655	$ 182,043,038	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
49

Hartford Dynamic Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 64.4%
	Aerospace/Defense - 0.2%
$ 140,000	Boeing Co. 3.63%, 02/01/2031	$ 127,909
	Agriculture - 0.5%
145,000	Altria Group, Inc. 3.40%, 05/06/2030	128,055
155,000	BAT Capital Corp. 3.46%, 09/06/2029	136,929
		264,984
	Auto Manufacturers - 0.8%
130,000	General Motors Co. 5.40%, 10/15/2029	128,842
295,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 year USD CMT + 4.997% thereafter)(1)(2)	272,875
		401,717
	Biotechnology - 0.2%
95,000	Royalty Pharma plc 2.20%, 09/02/2030	77,245
	Chemicals - 1.0%
380,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	384,373
145,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(3)	127,600
		511,973
	Commercial Banks - 12.8%
	Bank of America Corp.
295,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(1)	257,311
230,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(1)	205,804
255,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(1)	254,345
	Barclays plc
200,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(1)	162,843
200,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(1)	164,509
200,000	7.44%, 11/02/2033, (7.44% fixed rate until 11/02/2032; 12 mo. USD CMT + 3.500% thereafter)(1)	224,783
	BNP Paribas S.A.
200,000	2.59%, 08/12/2035, (2.59% fixed rate until 08/12/2030; 5 year USD CMT + 2.050% thereafter)(1)(3)	156,799
200,000	3.13%, 01/20/2033, (3.13% fixed rate until 01/20/2032; 3 mo. USD SOFR + 1.561% thereafter)(1)(3)	168,583
250,000	BPCE S.A. 3.12%, 10/19/2032, (3.12% fixed rate until 10/19/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(3)	198,282
605,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(3)	458,776
	Deutsche Bank AG
320,000	3.04%, 05/28/2032, (3.04% fixed rate until 05/28/2031; 3 mo. USD SOFR + 1.718% thereafter)(1)	260,830
690,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 3 mo. USD SOFR + 2.257% thereafter)(1)	539,634
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(1)	157,595
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 64.4% - (continued)
	Commercial Banks - 12.8% - (continued)
	Intesa Sanpaolo S.p.A.
$ 400,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 12 mo. USD CMT + 2.750% thereafter)(1)(3)	$ 288,616
200,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 12 mo. USD CMT + 4.400% thereafter)(1)(3)	218,263
	JP Morgan Chase & Co.
305,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(1)	259,905
260,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(1)	258,145
200,000	Macquarie Bank Ltd. 6.80%, 01/18/2033(3)	206,924
165,000	Morgan Stanley 2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(1)	127,603
	Santander U.K. Group Holdings plc
200,000	5.63%, 09/15/2045(3)	175,387
200,000	6.53%, 01/10/2029	208,409
	Societe Generale S.A.
200,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(1)(3)	207,117
200,000	7.37%, 01/10/2053(3)	215,746
200,000	Standard Chartered plc 3.27%, 02/18/2036, (3.27% fixed rate until 11/18/2030; 5 year USD CMT + 2.300% thereafter)(1)(3)	160,473
125,000	Truist Financial Corp. 4.87%, 01/26/2029	125,526
250,000	UBS Group AG 5.96%, 01/12/2034, 12 mo. USD CMT + 2.200%(3)	262,642
	UniCredit S.p.A.
200,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(3)	176,115
400,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 year USD CMT + 4.750% thereafter)(1)(3)	347,896
260,000	US Bancorp 4.65%, 02/01/2029, (4.65% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.230% thereafter)(1)(4)	259,249
		6,708,110
	Commercial Services - 0.3%
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/2028(3)	172,508
	Diversified Financial Services - 6.5%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00%, 10/29/2028	264,034
470,000	AGFC Capital Trust 6.54%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(3)	263,390
335,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 year USD CMT + 4.410% thereafter)(1)(2)(3)	274,700
360,000	Ally Financial, Inc. 8.00%, 11/01/2031	394,250
460,000	Avolon Holdings Funding Ltd. 2.75%, 02/21/2028(3)	395,082
260,000	Capital One Financial Corp. 5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 3 mo. USD SOFR + 2.600% thereafter)(1)(4)	261,324
290,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.168% thereafter)(1)(2)	267,206
495,000	Discover Financial Services 6.70%, 11/29/2032	527,120

50

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 64.4% - (continued)
	Diversified Financial Services - 6.5% - (continued)
	Synchrony Financial
$ 670,000	2.88%, 10/28/2031	$ 519,981
260,000	7.25%, 02/02/2033	259,608
		3,426,695
	Electric - 7.8%
140,000	Calpine Corp. 4.50%, 02/15/2028(3)	129,187
270,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	259,097
400,000	Comision Federal de Electricidad 4.68%, 02/09/2051(5)	283,581
	Edison International
290,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 year USD CMT + 4.698% thereafter)(1)(2)	270,981
475,000	6.95%, 11/15/2029	514,650
310,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	258,190
520,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(1)	510,709
200,000	Enel Finance America LLC 2.88%, 07/12/2041(3)	129,626
200,000	Infraestructura Energetica Nova SAPI d.e. C.V. 3.75%, 01/14/2028(5)	183,708
285,000	NRG Energy, Inc. 4.45%, 06/15/2029(3)	260,628
	Pacific Gas and Electric Co.
285,000	3.30%, 12/01/2027	259,964
310,000	4.95%, 07/01/2050	257,329
260,000	5.90%, 06/15/2032	260,793
110,000	6.15%, 01/15/2033	112,774
270,000	Sempra Energy 4.88%, 10/15/2025, (4.88% fixed rate until 10/15/2025; 5 year USD CMT + 4.550% thereafter)(1)(2)	259,200
140,000	Vistra Operations Co. LLC 4.30%, 07/15/2029(3)	129,155
		4,079,572
	Engineering & Construction - 0.4%
275,000	IHS Holding Ltd. 6.25%, 11/29/2028(5)	224,697
	Entertainment - 0.8%
	Warnermedia Holdings, Inc.
295,000	4.28%, 03/15/2032(3)	261,494
170,000	5.39%, 03/15/2062(3)	139,937
		401,431
	Hand/Machine Tools - 0.5%
250,000	Regal Rexnord Corp. 6.05%, 04/15/2028(3)	253,374
	Healthcare - Services - 0.7%
455,000	Centene Corp. 3.00%, 10/15/2030	389,025
	Housewares - 0.5%
285,000	Newell Brands, Inc. 5.63%, 04/01/2036	253,650
	Insurance - 2.0%
415,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(3)	270,561
116,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 year USD CMT + 5.318% thereafter)(1)(2)	128,180
540,000	Radian Group, Inc. 4.88%, 03/15/2027	513,659
135,000	Unum Group 4.00%, 06/15/2029	126,876
		1,039,276
	Investment Company Security - 0.2%
145,000	Ares Capital Corp. 2.88%, 06/15/2028	121,968
	Iron/Steel - 0.8%
250,000	ArcelorMittal S.A. 6.80%, 11/29/2032	262,136
200,000	Vale Overseas Ltd. 3.75%, 07/08/2030	178,969
		441,105
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 64.4% - (continued)
	IT Services - 0.2%
$ 150,000	McAfee Corp. 7.38%, 02/15/2030(3)	$ 125,079
800	Seagate HDD Cayman 9.63%, 12/01/2032(3)	906
		125,985
	Leisure Time - 0.5%
295,000	Carnival Corp. 4.00%, 08/01/2028(3)	254,311
	Media - 4.6%
315,000	Charter Communications Operating LLC / Charter Communications Operating Capital 2.80%, 04/01/2031	257,346
200,000	CSC Holdings LLC 6.50%, 02/01/2029(3)	173,860
	Discovery Communications LLC
380,000	4.00%, 09/15/2055	259,738
280,000	4.13%, 05/15/2029	256,625
125,000	DISH Network Corp. 11.75%, 11/15/2027(3)	129,913
	Paramount Global
750,000	4.20%, 05/19/2032	644,706
290,000	5.85%, 09/01/2043	257,297
295,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(3)	259,532
200,000	Ziggo B.V. 4.88%, 01/15/2030(3)	174,208
		2,413,225
	Mining - 0.3%
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	171,376
	Office/Business Equipment - 0.5%
295,000	CDW LLC / CDW Finance Corp. 3.25%, 02/15/2029	255,530
	Oil & Gas - 4.7%
280,000	BP Capital Markets plc 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.398% thereafter)(1)(2)	261,450
270,000	Continental Resources, Inc. 5.75%, 01/15/2031(3)	264,435
485,000	Ecopetrol S.A. 4.63%, 11/02/2031	383,586
470,000	EQT Corp. 7.00%, 02/01/2030	499,897
200,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(5)	180,848
200,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(5)	133,428
160,000	Petroleos Mexicanos 6.70%, 02/16/2032	132,573
145,000	Strathcona Resources Ltd. 6.88%, 08/01/2026(3)	123,612
200,000	Tullow Oil plc 10.25%, 05/15/2026(5)	172,500
285,000	Var Energi ASA 8.00%, 11/15/2032(3)	306,139
		2,458,468
	Packaging & Containers - 0.3%
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc 3.25%, 09/01/2028(3)	175,506
	Pharmaceuticals - 0.5%
295,000	Viatris, Inc. 2.30%, 06/22/2027	259,760
	Pipelines - 3.7%
	Energy Transfer L.P.
255,000	4.95%, 06/15/2028	253,106
125,000	5.75%, 02/15/2033	128,355
170,000	EQM Midstream Partners L.P. 6.50%, 07/15/2048	130,900
285,000	Peru LNG S.R.L. 5.38%, 03/22/2030(5)	236,333
285,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.55%, 12/15/2029	255,187
140,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(3)	127,509
125,000	Targa Resources Corp. 6.50%, 02/15/2053	129,576
525,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	512,098
170,000	Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030(3)	173,264
		1,946,328

51

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 64.4% - (continued)
	Real Estate Investment Trusts - 4.2%
$ 140,000	American Tower Corp. 3.60%, 01/15/2028	$ 131,386
	Brixmor Operating Partnership L.P.
305,000	2.25%, 04/01/2028	261,583
305,000	3.90%, 03/15/2027	287,975
320,000	CubeSmart L.P. 2.50%, 02/15/2032	257,630
125,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	127,324
125,000	Healthpeak Properties, Inc. 5.25%, 12/15/2032	127,146
105,000	Realty Income Corp. 4.85%, 03/15/2030	104,978
410,000	VICI Properties L.P. / VICI Note Co., Inc. 4.50%, 01/15/2028(3)	383,071
620,000	Welltower OP LLC 2.75%, 01/15/2031	518,935
		2,200,028
	Retail - 1.6%
90,000	LBM Acquisition LLC 6.25%, 01/15/2029(3)	67,685
135,000	Michaels Cos., Inc. 5.25%, 05/01/2028(3)	112,578
255,000	PetSmart, Inc. / PetSmart Finance Corp. 7.75%, 02/15/2029(3)	252,399
425,000	Staples, Inc. 7.50%, 04/15/2026(3)	377,634
		810,296
	Semiconductors - 2.0%
275,000	Broadcom, Inc. 4.15%, 11/15/2030	255,954
945,000	Qorvo, Inc. 3.38%, 04/01/2031(3)	781,506
		1,037,460
	Software - 1.5%
755,000	Open Text Corp. 6.90%, 12/01/2027(3)	773,875
	Telecommunications - 3.6%
645,000	Altice France S.A. 5.50%, 10/15/2029(3)	507,771
310,000	Embarq Corp. 8.00%, 06/01/2036	149,187
260,000	Nokia Oyj 6.63%, 05/15/2039	264,927
225,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(5)	155,898
990,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(3)	785,080
		1,862,863
	Transportation - 0.2%
130,000	Western Global Airlines LLC 10.38%, 08/15/2025(3)	91,000
	Total Corporate Bonds (cost $32,729,318)	$ 33,731,250
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Colombia - 0.5%
250,000	Colombia Government International Bond 8.00%, 04/20/2033	$ 255,964
	Romania - 0.5%
250,000	Romanian Government International Bond 7.13%, 01/17/2033(3)	263,750
	Total Foreign Government Obligations (cost $496,205)	$ 519,714
U.S. GOVERNMENT SECURITIES - 22.9%
	U.S. Treasury Securities - 22.9%
	U.S. Treasury Bonds - 0.2%
155,000	3.00%, 08/15/2052	$ 136,085
	U.S. Treasury Notes - 22.7%
115,000	3.88%, 12/31/2027	116,114
2,895,000	4.25%, 09/30/2024(6)(7)	2,887,197
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 22.9% - (continued)
	U.S. Treasury Securities - 22.9% - (continued)
	U.S. Treasury Notes - 22.7% - (continued)
$ 8,620,000	4.38%, 10/31/2024		$ 8,619,327
255,000	4.50%, 11/15/2025		258,526
			11,881,164
	Total U.S. Government Securities (cost $11,978,251)		$ 12,017,249
PREFERRED STOCKS - 0.5%
	Utilities - 0.5%
10,000	NiSource, Inc., 6.50%(2)		$ 255,300
	Total Preferred Stocks (cost $242,500)		$ 255,300
	Total Long-Term Investments (cost $45,446,274)		$ 46,523,513
	Total Investments (cost $45,446,274)	88.8%	$ 46,523,513
	Other Assets and Liabilities	11.2%	5,846,945
	Total Net Assets	100.0%	$ 52,370,458
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $12,733,484, representing 24.3% of net assets.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $520,727 at January 31, 2023.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $1,742,369, representing 3.3% of net assets.
(6)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $79,784.

52

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $319,138.
Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	6	03/31/2023	$ 655,453	$ (3,472)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	16	03/22/2023	$ 1,939,250	$ (436)
U.S. Treasury Ultra Bond Future	1	03/22/2023	141,750	(1,033)
Total				$ (1,469)
Total futures contracts				$ (4,941)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.39.V1	USD	510,000	5.00%	12/20/2027	Quarterly	$ 8,916	$ 16,739	$ 7,823
Total centrally cleared credit default swap contracts						$ 8,916	$ 16,739	$ 7,823

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 33,731,250	$ —	$ 33,731,250	$ —
Foreign Government Obligations	519,714	—	519,714	—
U.S. Government Securities	12,017,249	—	12,017,249	—
Preferred Stocks	255,300	255,300	—	—
Swaps - Credit Default(2)	7,823	—	7,823	—
Total	$ 46,531,336	$ 255,300	$ 46,276,036	$ —
Liabilities
Futures Contracts(2)	$ (4,941)	$ (4,941)	$ —	$ —
Total	$ (4,941)	$ (4,941)	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
53

Hartford Emerging Markets Equity Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Brazil - 4.4%
29,173	Afya Ltd. Class A*	$ 445,764
270,700	Banco BTG Pactual S.A.	1,152,913
737,800	Banco do Brasil S.A.	5,915,423
109,500	BB Seguridade Participacoes S.A.	814,946
33,700	Hypera S.A.	308,035
427,624	JBS S.A.	1,691,525
206,100	Marfrig Global Foods S.A.	312,623
102,300	Petro Rio S.A.*	848,419
122,300	Sendas Distribuidora S.A.	473,415
122,170	StoneCo Ltd. Class A*	1,363,417
223,100	Vale S.A.	4,153,652
		17,480,132
	Chile - 0.8%
673,872	Cencosud S.A.	1,210,364
21,119	Sociedad Quimica y Minera de Chile S.A. ADR	2,059,947
		3,270,311
	China - 31.1%
21,844	360 DigiTech, Inc. ADR	527,096
499,100	37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	1,513,405
605,500	3SBio, Inc.(1)	659,524
5,056,031	Agricultural Bank of China Ltd. Class H	1,819,833
1,029,200	Alibaba Group Holding Ltd.*	14,150,120
65,418	Autohome, Inc. ADR	2,280,471
3,709,000	BAIC Motor Corp. Ltd. Class H(1)	1,138,513
10,429	Baidu, Inc. ADR*	1,404,578
107,700	Baidu, Inc. Class A*	1,810,441
18,815,505	Bank of China Ltd. Class H	7,162,396
4,386,624	Bank of Communications Co., Ltd. Class H	2,711,367
97,200	BYD Co., Ltd. Class H	3,078,085
381,500	BYD Electronic International Co., Ltd.	1,322,337
7,325,345	China Cinda Asset Management Co., Ltd. Class H	1,040,042
4,771,137	China CITIC Bank Corp. Ltd. Class H	2,301,835
250,400	China Feihe Ltd.(1)	240,243
1,950,000	China Galaxy Securities Co., Ltd. Class H	1,051,155
1,269,500	China Hongqiao Group Ltd.	1,476,586
976,100	China Medical System Holdings Ltd.	1,684,960
901,100	China National Building Material Co., Ltd. Class H	826,810
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	1,088,440
88,200	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	634,126
3,995,100	CIFI Holdings Group Co. Ltd.(2)	592,817
1,008,149	COSCO Shipping Holdings Co., Ltd. Class H	1,045,733
2,122,600	Country Garden Holdings Co., Ltd.	796,465
1,574,200	CSPC Pharmaceutical Group Ltd.	1,794,907
2,312,000	Dongfeng Motor Group Co., Ltd. Class H	1,378,453
972,400	Fu Shou Yuan International Group Ltd.	820,479
677,600	Geely Automobile Holdings Ltd.	1,099,270
938,900	Great Wall Motor Co., Ltd. Class H	1,325,681
419,800	Haier Smart Home Co., Ltd. Class H	1,548,272
654,052	Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	1,031,062
366,500	Hansoh Pharmaceutical Group Co., Ltd.(1)	750,119
73,268	Hello Group, Inc. ADR	750,997
297,800	Henan Shenhuo Coal & Power Co., Ltd. Class A	776,722
3,893,900	Industrial & Commercial Bank of China Ltd. Class H	2,082,920
139,800	JD Health International, Inc.*(1)	1,160,946
144,499	JD.com, Inc. Class A	4,290,660
12,636	JOYY, Inc.	450,852
203,600	Koolearn Technology Holding Ltd.*(1)	1,653,693
3,350,000	Lenovo Group Ltd.	2,686,931
1,720,300	Logan Group Co., Ltd.*(2)	291,520
52,938	Meituan Class B*(1)	1,183,475
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	China - 31.1% - (continued)
251,200	NetEase, Inc.	$ 4,456,819
35,577	Pinduoduo, Inc. ADR*	3,485,834
714,600	Ping An Insurance Group Co. of China Ltd. Class H	5,550,800
2,336,900	Powerlong Real Estate Holdings Ltd.	521,411
953,400	Shaanxi Coal Industry Co., Ltd. Class A	2,764,770
22,000	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	952,458
376,400	Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,516,762
432,949	Sinotruk Hong Kong Ltd.	748,548
2,016,400	Sunac China Holdings Ltd.*(2)(3)	588,888
351,380	Tencent Holdings Ltd.	17,122,364
354,462	Tongwei Co., Ltd. Class A	2,223,368
51,600	Trip.com Group Ltd.*	1,898,128
30,200	Vipshop Holdings Ltd. ADR*	467,194
251,600	Yadea Group Holdings Ltd.(1)	573,612
194,100	Yankuang Energy Group Co., Ltd. Class H	624,235
33,229	Yum China Holdings, Inc.	2,047,239
187,200	ZTE Corp. Class H	452,093
		123,428,860
	Colombia - 0.2%
29,855	Bancolombia S.A. ADR	903,114
	Czech Republic - 0.5%
46,100	CEZ AS	1,871,743
	Greece - 0.5%
382,500	Eurobank Ergasias Services & Holdings S.A.*	519,003
298,200	National Bank of Greece S.A.*	1,417,843
		1,936,846
	Hong Kong - 2.6%
181,500	BOE Varitronix Ltd.	432,308
1,987,619	China Jinmao Holdings Group Ltd.	456,546
139,000	China Resources Beer Holdings Co., Ltd.	1,046,431
296,200	China Taiping Insurance Holdings Co., Ltd.	410,246
684,800	China Traditional Chinese Medicine Co., Ltd.	328,095
1,274,900	GCL Technology Holdings Ltd.*	353,057
698,605	Hopson Development Holdings Ltd.	828,026
306,800	Kingboard Holdings Ltd.	1,253,228
996,600	Kunlun Energy Co., Ltd.	785,973
49,900	Orient Overseas International Ltd.	829,479
4,231,300	Shimao Group Holdings Ltd.*(2)(3)	1,192,577
3,287,100	Sino Biopharmaceutical Ltd.	1,912,722
3,209,700	Truly International Holdings Ltd.	559,155
		10,387,843
	Hungary - 0.2%
34,600	Richter Gedeon Nyrt	781,316
	India - 12.2%
31,000	Adani Enterprises Ltd.	1,130,558
207,700	Adani Power Ltd.*	570,292
39,609	Adani Total Gas Ltd.	1,023,260
84,100	Aurobindo Pharma Ltd.	420,485
174,100	Axis Bank Ltd.	1,860,733
11,800	Bajaj Finance Ltd.	853,004
32,800	Bharat Dynamics Ltd.	380,415
593,000	Bharat Electronics Ltd.	689,980
489,500	Coal India Ltd.	1,351,182
124,700	Hindalco Industries Ltd.	719,797
25,000	Hindustan Aeronautics Ltd.	782,378
298,282	ICICI Bank Ltd.	3,051,773
554,500	IDFC Ltd.	583,299
312,600	Indian Hotels Co., Ltd.	1,154,622
29,000	IndusInd Bank Ltd.	385,444
307,418	Infosys Ltd.	5,790,308
931,000	ITC Ltd.	4,017,842

54

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	India - 12.2% - (continued)
122,800	Jindal Steel & Power Ltd.	$ 880,871
55,400	KPIT Technologies Ltd.	519,764
446,900	Lemon Tree Hotels Ltd.*(1)	419,444
216,300	Mahindra & Mahindra Financial Services Ltd.	617,737
132,700	Mahindra & Mahindra Ltd.	2,243,104
200,700	Oil & Natural Gas Corp. Ltd.	357,619
2,200	Page Industries Ltd.	1,078,252
793,808	Power Finance Corp. Ltd.	1,375,888
8,700	Reliance Industries Ltd.	250,972
41,100	Shriram Finance Ltd.	648,379
309,700	State Bank of India	2,103,183
851,400	Steel Authority of India Ltd.	947,692
52,900	Tata Consultancy Services Ltd.	2,183,376
1,872,700	Tata Steel Ltd.	2,758,000
58,311	Tech Mahindra Ltd.	728,101
59,400	Titan Co., Ltd.	1,732,513
32,500	TVS Motor Co., Ltd.	413,187
62,579	United Spirits Ltd.*	589,416
94,650	Varun Beverages Ltd.	1,329,303
168,359	Vedanta Ltd.	687,906
173,900	Wipro Ltd.	851,539
10,933	WNS Holdings Ltd. ADR*	926,353
		48,407,971
	Indonesia - 1.5%
4,304,200	Adaro Energy Indonesia Tbk PT	852,857
5,581,400	Bank Mandiri Persero Tbk PT	3,719,088
3,649,300	Sumber Alfaria Trijaya Tbk PT	689,835
293,200	United Tractors Tbk PT	481,363
		5,743,143
	Luxembourg - 0.2%
16,262	Ternium S.A. ADR	656,172
	Malaysia - 0.5%
951,200	Hartalega Holdings Bhd	360,282
1,383,400	Kossan Rubber Industries Bhd	341,412
401,000	Petronas Chemicals Group Bhd	786,938
1,741,503	Supermax Corp. Bhd	331,824
		1,820,456
	Mexico - 3.7%
214,800	Arca Continental S.A.B. de C.V.	1,894,707
115,844	Cemex S.A.B. de C.V. ADR*	618,607
363,200	Fibra Uno Administracion S.A. de C.V. REIT	491,455
125,900	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,168,458
79,900	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	2,164,965
707,600	Grupo Bimbo S.A.B. de C.V.	3,513,105
165,200	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,368,588
276,200	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	595,802
83,400	Grupo Mexico S.A.B. de C.V.	370,927
359,000	Wal-Mart de Mexico S.A.B. de C.V.	1,402,217
		14,588,831
	Poland - 0.5%
14,300	Dino Polska S.A.*(1)	1,295,504
17,400	KGHM Polska Miedz S.A.	568,860
		1,864,364
	Qatar - 1.5%
1,030,324	Barwa Real Estate Co.	805,900
1,140,050	Industries Qatar QSC	4,417,007
201,200	Ooredoo QPSC	494,378
431,012	United Development Co. QSC	143,570
		5,860,855
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Romania - 0.1%
81,600	NEPI Rockcastle N.V.	$ 507,005
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	Lukoil PJSC ADR*(3)	—
94,256	Magnit PJSC GDR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 3.4%
554,807	Alinma Bank	4,856,224
11,000	Arabian Internet & Communications Services Co.	742,126
6,800	Elm Co.	645,031
8,500	Nahdi Medical Co.	428,511
52,408	Riyad Bank	430,100
59,700	SABIC Agri-Nutrients Co.	2,179,297
159,300	Saudi Arabian Mining Co.*	3,128,273
18,950	Saudi Research & Media Group*	946,238
		13,355,800
	South Africa - 2.4%
19,300	Anglo American Platinum Ltd.	1,435,362
79,460	Aspen Pharmacare Holdings Ltd.	693,266
113,531	Investec Ltd.	721,835
43,500	Kumba Iron Ore Ltd.	1,331,972
303,567	MTN Group Ltd.	2,569,578
174,267	MultiChoice Group Ltd.	1,199,838
90,500	Nedbank Group Ltd.	1,171,143
202,125	Sibanye Stillwater Ltd.	534,267
		9,657,261
	South Korea - 12.0%
3,200	BGF retail Co., Ltd.*	485,024
82,011	BNK Financial Group, Inc.*	473,114
31,300	Daeduck Electronics Co., Ltd. / New	549,655
17,000	Daou Data Corp.	686,441
16,600	DB HiTek Co., Ltd.*	615,774
197,663	DGB Financial Group, Inc.*	1,280,529
24,957	Hana Financial Group, Inc.	991,472
30,786	Hankook Tire & Technology Co., Ltd.*	812,436
7,300	Hyundai Electric & Energy System Co., Ltd.*	238,532
48,800	Hyundai Engineering & Construction Co., Ltd.*	1,517,161
20,208	Hyundai Mobis Co., Ltd.	3,378,920
26,200	Hyundai Motor Co.	3,571,620
9,100	Hyundai Steel Co.	254,192
261,026	Industrial Bank of Korea	2,178,576
25,300	JYP Entertainment Corp.*	1,499,856
107,172	KB Financial Group, Inc.	4,884,084
71,471	Kia Corp.	3,893,877
2,100	Krafton, Inc.*	308,428
65,000	KT Corp.	1,852,216
53,306	KT Corp. ADR	762,809
5,700	Kumho Petrochemical Co., Ltd.*	685,568
2,821	LG Innotek Co., Ltd.	628,488
4,800	Lotte Shopping Co., Ltd.*	367,853
8,100	LX Semicon Co., Ltd.	532,622
2,300	NAVER Corp.	382,089
2,400	NCSoft Corp.*	888,315
23,500	NHN Corp.*	559,055
1,076	POSCO Holdings, Inc.	264,402
207,234	Samsung Electronics Co., Ltd.	10,322,373
15,300	Seegene, Inc.	341,494

55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	South Korea - 12.0% - (continued)
58,600	Shinhan Financial Group Co., Ltd.	$ 1,981,522
48,977	Woori Financial Group, Inc.	510,870
		47,699,367
	Taiwan - 13.5%
185,600	Accton Technology Corp.	1,516,774
573,700	ASE Technology Holding Co., Ltd.	1,935,688
71,200	Asia Vital Components Co., Ltd.	253,783
30,600	Asustek Computer, Inc.	278,718
21,200	Bora Pharmaceuticals Co., Ltd.	292,385
174,000	Evergreen Marine Corp. Taiwan Ltd.	888,920
70,500	Fitipower Integrated Technology, Inc.	342,093
2,613,413	Fubon Financial Holding Co., Ltd.	5,263,629
261,500	Gigabyte Technology Co., Ltd.	1,015,574
47,000	Global Unichip Corp.	1,240,492
120,600	Gold Circuit Electronics Ltd.	353,571
83,100	Great Tree Pharmacy Co., Ltd.	856,194
105,400	International Games System Co., Ltd.	1,743,729
43,400	Lotes Co., Ltd.	1,103,271
122,900	Lotus Pharmaceutical Co., Ltd.*	981,476
106,500	Makalot Industrial Co., Ltd.	777,517
192,500	Novatek Microelectronics Corp.	2,292,264
2,679,000	Shin Kong Financial Holding Co., Ltd.	804,541
55,000	Sitronix Technology Corp.	391,319
1,302,676	Taiwan Semiconductor Manufacturing Co., Ltd.	22,988,039
296,900	Unimicron Technology Corp.	1,366,926
3,356,724	United Microelectronics Corp.*	5,493,091
306,400	Yang Ming Marine Transport Corp.	643,550
156,700	Zhen Ding Technology Holding Ltd.	578,636
		53,402,180
	Thailand - 4.1%
247,700	Bangkok Bank PCL	1,189,350
276,600	Bumrungrad Hospital PCL	1,818,303
839,500	Central Pattana PCL	1,812,008
438,300	Central Plaza Hotel PCL*	690,445
14,100	Delta Electronics Thailand PCL	384,429
481,500	Hana Microelectronics PCL	882,483
697,400	Kasikornbank PCL	3,064,397
485,300	Kiatnakin Phatra Bank PCL	1,003,385
974,000	Krung Thai Bank PCL	516,359
543,300	PTT Exploration & Production PCL	2,822,658
369,050	Thai Vegetable Oil PCL	321,423
364,500	Thonburi Healthcare Group PCL	761,905
23,680,400	TMBThanachart Bank PCL	1,054,535
		16,321,680
	Turkey - 0.5%
365,900	Haci Omer Sabanci Holding AS	761,043
2,364,090	Yapi ve Kredi Bankasi AS	1,146,406
		1,907,449
	United Arab Emirates - 1.0%
740,600	Abu Dhabi Commercial Bank PJSC	1,698,534
396,845	Abu Dhabi Islamic Bank PJSC	1,020,028
563,600	Emaar Properties PJSC	856,399
107,400	Emirates NBD Bank PJSC	379,407
		3,954,368
	Total Common Stocks (cost $374,997,118)	$ 385,807,067
PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
162,006	Cia Energetica de Minas Gerais (Preference Shares)	$ 365,737
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Brazil - 1.0% - (continued)
92,100	Gerdau S.A. (Preference Shares)		$ 594,006
607,700	Petroleo Brasileiro S.A. (Preference Shares)		3,120,922
			4,080,665
	Total Preferred Stocks (cost $3,347,104)		$ 4,080,665
	Total Long-Term Investments (cost $378,344,222)		$ 389,887,732
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,138,173	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,138,308; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,160,945		$ 1,138,173
	Securities Lending Collateral - 0.0%
2,549	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		2,549
8,495	HSBC US Government Money Market Fund, 4.22%(4)		8,495
2,549	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		2,549
2,549	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		2,549
			16,142
	Total Short-Term Investments (cost $1,154,315)		$ 1,154,315
	Total Investments (cost $379,498,537)	98.7%	$ 391,042,047
	Other Assets and Liabilities	1.3%	5,217,027
	Total Net Assets	100.0%	$ 396,259,074
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $10,163,513, representing 2.6% of net assets.
(2)	Represents entire or partial securities on loan.

56

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	03/17/2023	$ 3,917,250	$ 210,325
Total futures contracts				$ 210,325
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 17,480,132	$ 17,480,132	$ —	$ —
Chile	3,270,311	3,270,311	—	—
China	123,428,860	12,048,387	110,791,585	588,888
Colombia	903,114	903,114	—	—
Czech Republic	1,871,743	1,871,743	—	—
Greece	1,936,846	—	1,936,846	—
Hong Kong	10,387,843	—	9,195,266	1,192,577
Hungary	781,316	—	781,316	—
India	48,407,971	926,353	47,481,618	—
Indonesia	5,743,143	—	5,743,143	—
Luxembourg	656,172	656,172	—	—
Malaysia	1,820,456	—	1,820,456	—
Mexico	14,588,831	14,588,831	—	—
Poland	1,864,364	—	1,864,364	—
Qatar	5,860,855	—	5,860,855	—
Romania	507,005	—	507,005	—
Russia	—	—	—	—
Saudi Arabia	13,355,800	13,355,800	—	—
South Africa	9,657,261	3,092,816	6,564,445	—
South Korea	47,699,367	762,809	46,936,558	—
Taiwan	53,402,180	—	53,402,180	—
Thailand	16,321,680	13,257,283	3,064,397	—
Turkey	1,907,449	—	1,907,449	—
United Arab Emirates	3,954,368	—	3,954,368	—
Preferred Stocks	4,080,665	4,080,665	—	—
Short-Term Investments	1,154,315	16,142	1,138,173	—
Futures Contracts(2)	210,325	210,325	—	—
Total	$ 391,252,372	$ 86,520,883	$ 302,950,024	$ 1,781,465

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.4%
	Bermuda - 0.6%
$ 215,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(1)	$ 214,761
	Brazil - 0.4%
200,000	CSN Resources S.A. 4.63%, 06/10/2031(1)	168,363
	British Virgin Islands - 0.9%
200,000	Huarong Finance Co., Ltd. 3.25%, 11/13/2024(1)	186,975
166,214	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	161,434
		348,409
	Bulgaria - 0.5%
EUR 200,000	Bulgarian Energy Holding 2.45%, 07/22/2028(1)	177,240
	Cayman Islands - 2.4%
$ 187,223	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	131,524
225,000	IHS Holding Ltd. 5.63%, 11/29/2026(1)	190,013
290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	275,137
200,000	Sands China Ltd. 2.80%, 03/08/2027	174,747
155,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	146,088
		917,509
	Chile - 1.4%
200,000	Banco de Credito e Inversiones S.A. 3.50%, 10/12/2027(1)	186,952
205,000	Cia Cervecerias Unidas S.A. 3.35%, 01/19/2032(1)	177,325
280,000	VTR Comunicaciones S.p.A. 4.38%, 04/15/2029(1)	184,385
		548,662
	China - 1.8%
200,000	CMB International Leasing Management Ltd. 2.75%, 08/12/2030(1)	164,038
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(1)	130,586
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	224,429
200,000	Prosus N.V. 3.68%, 01/21/2030(1)	172,680
		691,733
	Colombia - 0.8%
305,000	Ecopetrol S.A. 8.88%, 01/13/2033	313,083
	Georgia - 0.5%
200,000	Silknet JSC 8.38%, 01/31/2027(1)	196,000
	Hong Kong - 1.1%
260,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	239,494
200,000	Far East Horizon Ltd. 3.38%, 02/18/2025(1)	182,580
		422,074
	India - 0.4%
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	159,224
	Indonesia - 0.5%
200,000	Tower Bersama Infrastructure Tbk PT 2.75%, 01/20/2026(1)	184,100
	Israel - 1.8%
	Energean Israel Finance Ltd.
50,000	4.88%, 03/30/2026(1)(2)	46,687
150,000	5.88%, 03/30/2031(1)(2)	135,375
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.4% - (continued)
	Israel - 1.8% - (continued)
$ 200,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)(2)	$ 199,500
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	191,726
	Leviathan Bond Ltd.
30,000	6.50%, 06/30/2027(1)(2)	29,513
75,000	6.75%, 06/30/2030(1)(2)	72,836
		675,637
	Jersey - 0.4%
184,932	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(2)	159,568
	Kazakhstan - 0.4%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	171,000
	Kuwait - 0.5%
200,000	Nbk Tier 2 Ltd. 2.50%, 11/24/2030, (2.50% fixed rate until 11/24/2025; 5 year USD CMT + 2.108% thereafter)(1)(4)	179,590
	Luxembourg - 0.6%
270,000	EIG Pearl Holding S.a.r.l. 4.39%, 11/30/2046(1)	213,300
	Mauritius - 0.5%
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(1)	203,000
	Mexico - 0.9%
160,000	Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 04/11/2027(1)	153,200
200,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	193,998
		347,198
	Netherlands - 0.7%
191,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)	170,574
90,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	80,626
		251,200
	Panama - 0.5%
200,000	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	178,644
	Peru - 1.7%
95,000	Banco de Credito del Peru S.A. 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(4)	87,430
200,000	Consorcio Transmantaro S.A. 5.20%, 04/11/2038(1)	185,792
200,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(1)	194,600
200,000	Peru LNG S.R.L. 5.38%, 03/22/2030(1)	165,848
		633,670
	Philippines - 0.4%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	152,128
	Russia - 0.0%
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)(5)(6)	—

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.4% - (continued)
	Saudi Arabia - 0.5%
$ 200,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	$ 187,476
	Singapore - 1.5%
205,000	Oversea-Chinese Banking Corp. Ltd. 1.83%, 09/10/2030, (1.83% fixed rate until 09/10/2025; 5 year USD CMT + 1.580% thereafter)(1)(4)	186,691
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(2)(4)	189,419
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	186,155
		562,265
	South Africa - 0.3%
ZAR 2,000,000	Republic of South Africa 8.57%, 07/11/2027, 3 mo. ZAR JIBAR + 1.300%(7)	116,694
	South Korea - 2.1%
$ 200,000	Kia Corp. 2.75%, 02/14/2027(2)	180,512
285,000	Kookmin Bank 2.50%, 11/04/2030(1)	232,785
200,000	POSCO 4.50%, 08/04/2027(2)	195,730
200,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(2)	182,980
		792,007
	Spain - 0.5%
250,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(2)	194,662
	Thailand - 0.9%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(1)(4)	175,684
200,000	GC Treasury Centre Co., Ltd. 4.40%, 03/30/2032(2)	183,848
		359,532
	Turkey - 0.4%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	166,254
	Ukraine - 0.3%
200,000	MHP Lux S.A. 6.25%, 09/19/2029(1)	95,900
	United Arab Emirates - 0.9%
200,000	Abu Dhabi Commercial Bank PJSC 4.50%, 09/14/2027(1)	198,320
140,000	DP World Ltd. 6.85%, 07/02/2037(1)	158,237
		356,557
	United Kingdom - 1.4%
200,000	Prudential plc 2.95%, 11/03/2033, (2.95% fixed rate until 08/03/2028; 5 year USD CMT + 1.517% thereafter)(1)(4)	173,207
200,000	Standard Chartered plc 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(2)(4)	220,823
200,000	Tullow Oil plc 7.00%, 03/01/2025(1)	142,153
		536,183
	United States - 1.9%
200,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	191,028
200,000	DAE Funding LLC 1.55%, 08/01/2024(1)	188,810
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.4% - (continued)
	United States - 1.9% - (continued)
$ 200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)	$ 170,825
200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	171,376
		722,039
	Total Corporate Bonds (cost $12,230,334)	$ 11,595,662
FOREIGN GOVERNMENT OBLIGATIONS - 59.6%
	Argentina - 0.2%
	Argentine Bonos del Tesoro
ARS 5,840,763	15.50%, 10/17/2026	$ 7,641
8,645,000	16.00%, 10/17/2023	29,511
3,970,000	Autonomous City of Buenos Aires Argentina 72.65%, 03/29/2024, BADLAR + 3.250%(7)	21,386
		58,538
	Brazil - 1.4%
	Brazil Letras do Tesouro Nacional
BRL 133,000	0.00%, 07/01/2023(3)	24,867
1,301,000	0.00%, 07/01/2025(3)	191,712
	Brazil Notas do Tesouro Nacional
527,000	10.00%, 01/01/2027	95,374
640,000	10.00%, 01/01/2029	111,420
702,000	10.00%, 01/01/2033	115,766
		539,139
	Bulgaria - 0.9%
	Bulgaria Government International Bond
EUR 50,000	1.38%, 09/23/2050(1)	30,288
210,000	4.13%, 09/23/2029(1)	225,742
65,000	4.50%, 01/27/2033(2)	69,676
		325,706
	Chile - 1.4%
	Bonos de la Tesoreria de la Republica en pesos
CLP 25,000,000	4.50%, 03/01/2026	30,062
165,000,000	4.70%, 09/01/2030(1)(2)	196,854
95,000,000	5.00%, 10/01/2028(1)(2)	116,337
$ 200,000	Chile Government International Bond 2.75%, 01/31/2027	187,134
		530,387
	China - 2.9%
	China Government Bond
CNY 2,020,000	1.99%, 04/09/2025	296,000
400,000	2.28%, 03/17/2024	59,220
450,000	2.36%, 07/02/2023	66,704
430,000	2.85%, 06/04/2027	63,977
870,000	3.01%, 05/13/2028	130,360
1,630,000	3.25%, 06/06/2026	246,724
250,000	3.25%, 11/22/2028	38,061
940,000	3.28%, 12/03/2027	143,224
420,000	3.81%, 09/14/2050	67,631
		1,111,901
	Colombia - 3.7%
	Colombian TES
COP 179,100,000	5.75%, 11/03/2027	29,956
164,900,000	6.00%, 04/28/2028	27,334
550,400,000	6.25%, 07/09/2036	72,156
672,600,000	7.00%, 03/26/2031	106,498
190,700,000	7.00%, 06/30/2032	29,164
770,600,000	7.25%, 10/18/2034	114,788
646,400,000	7.25%, 10/26/2050	83,768
578,300,000	7.50%, 08/26/2026	108,317

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.6% - (continued)
	Colombia - 3.7% - (continued)
COP 903,500,000	7.75%, 09/18/2030	$ 152,131
2,971,100,000	9.25%, 05/28/2042	494,580
854,900,000	10.00%, 07/24/2024	179,048
		1,397,740
	Czech Republic - 2.5%
	Czech Republic Government Bond
CZK 2,640,000	0.05%, 11/29/2029	87,836
1,400,000	0.45%, 10/25/2023	61,142
2,940,000	0.95%, 05/15/2030(1)	103,467
610,000	1.50%, 04/24/2040	17,097
5,350,000	2.00%, 10/13/2033	190,557
5,390,000	2.50%, 08/25/2028(1)	218,895
4,900,000	2.75%, 07/23/2029	198,747
660,000	4.20%, 12/04/2036(1)	28,875
1,410,000	6.00%, 02/26/2026	66,013
		972,629
	Egypt - 0.3%
	Egypt Government Bond
EGP 1,620,000	14.48%, 04/06/2026	44,418
2,640,000	14.56%, 07/06/2026	72,133
		116,551
	Hong Kong - 0.4%
$ 200,000	Airport Authority 2.50%, 01/12/2032(1)	171,123
	Hungary - 3.1%
	Hungary Government Bond
HUF 19,300,000	1.00%, 11/26/2025	41,909
65,900,000	3.00%, 10/27/2038	105,812
18,630,000	4.75%, 11/24/2032	40,483
	Hungary Government International Bond
EUR 230,000	0.50%, 11/18/2030(1)	180,989
305,000	1.13%, 04/28/2026(1)	301,952
$ 425,000	6.13%, 05/22/2028(2)	439,414
54,000	7.63%, 03/29/2041	60,885
		1,171,444
	Indonesia - 4.2%
	Indonesia Treasury Bond
IDR 1,026,000,000	5.13%, 04/15/2027	65,784
1,266,000,000	6.13%, 05/15/2028	83,117
1,432,000,000	6.38%, 08/15/2028	95,225
3,707,000,000	6.38%, 04/15/2032	241,578
489,000,000	7.00%, 05/15/2027	33,437
1,546,000,000	7.00%, 02/15/2033	104,857
3,670,000,000	7.50%, 08/15/2032	257,309
3,057,000,000	7.50%, 05/15/2038	213,876
1,346,000,000	7.50%, 04/15/2040	94,134
1,806,000,000	8.25%, 06/15/2032	132,782
889,000,000	8.38%, 03/15/2024	60,866
2,251,000,000	8.38%, 04/15/2039	170,010
495,000,000	8.75%, 05/15/2031	37,338
		1,590,313
	Malaysia - 8.5%
	Malaysia Government Bond
MYR 1,150,000	3.48%, 06/14/2024	270,801
375,000	3.50%, 05/31/2027	87,685
650,000	3.58%, 07/15/2032	149,579
255,000	3.76%, 05/22/2040	56,714
723,000	3.83%, 07/05/2034	168,521
1,770,000	3.88%, 03/14/2025	418,879
951,000	3.89%, 08/15/2029	224,600
350,000	3.90%, 11/30/2026	83,142
285,000	3.90%, 11/16/2027	67,694
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.6% - (continued)
	Malaysia - 8.5% - (continued)
MYR 1,285,000	3.91%, 07/15/2026	$ 305,252
810,000	3.96%, 09/15/2025	192,400
210,000	4.64%, 11/07/2033	52,192
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	218,336
700,000	3.66%, 10/15/2024	164,992
455,000	3.73%, 03/31/2026	107,374
2,520,000	4.13%, 08/15/2025	600,974
340,000	4.13%, 07/09/2029	81,101
		3,250,236
	Mexico - 7.6%
	Mexican Bonos
MXN 1,564,900	5.00%, 03/06/2025	75,339
17,015,200	5.50%, 03/04/2027	795,473
5,485,500	5.75%, 03/05/2026	263,819
10,836,400	7.50%, 06/03/2027	547,060
1,872,900	7.50%, 05/26/2033	91,857
1,555,400	7.75%, 11/23/2034	76,983
4,424,400	7.75%, 11/13/2042	212,128
3,544,800	8.00%, 11/07/2047	173,427
1,765,200	8.00%, 07/31/2053	86,080
1,151,500	8.50%, 05/31/2029	60,602
6,296,500	8.50%, 11/18/2038	327,028
3,292,100	10.00%, 11/20/2036	193,594
		2,903,390
	Peru - 3.4%
	Peru Government Bond
PEN 92,000	5.40%, 08/12/2034	19,083
1,070,000	5.94%, 02/12/2029	252,885
702,000	6.15%, 08/12/2032	159,572
2,395,000	6.35%, 08/12/2028	583,724
545,000	6.90%, 08/12/2037	125,819
180,000	6.95%, 08/12/2031	43,870
447,000	8.20%, 08/12/2026	119,925
		1,304,878
	Poland - 3.0%
	Republic of Poland Government Bond
PLN 640,000	1.25%, 10/25/2030	105,773
2,587,000	1.75%, 04/25/2032	421,701
400,000	2.50%, 07/25/2026	82,218
1,035,000	2.75%, 04/25/2028	205,327
1,450,000	2.75%, 10/25/2029	275,509
130,000	3.25%, 07/25/2025	28,087
164,000	3.75%, 05/25/2027	34,703
		1,153,318
	Romania - 3.9%
	Romania Government Bond
RON 1,055,000	3.65%, 09/24/2031	178,557
150,000	3.70%, 11/25/2024	31,362
410,000	4.75%, 02/24/2025	86,596
120,000	4.75%, 10/11/2034	20,810
400,000	4.85%, 07/25/2029	76,493
95,000	5.00%, 02/12/2029	18,478
340,000	5.80%, 07/26/2027	70,693
1,130,000	6.70%, 02/25/2032	237,695
310,000	8.25%, 09/29/2032	72,011
	Romanian Government International Bond
$ 82,000	3.00%, 02/27/2027(2)	74,213
394,000	3.00%, 02/27/2027(1)	356,582
132,000	6.63%, 02/17/2028(2)	136,686
136,000	7.13%, 01/17/2033(2)(8)	143,480
		1,503,656

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.6% - (continued)
	South Africa - 7.1%
	Republic of South Africa Government Bond
ZAR 6,160,000	6.25%, 03/31/2036	$ 238,753
1,066,770	6.50%, 02/28/2041	38,956
2,845,000	8.00%, 01/31/2030	149,804
21,826,000	8.25%, 03/31/2032	1,102,088
7,765,000	8.50%, 01/31/2037	362,144
2,918,000	8.75%, 01/31/2044	132,383
10,380,000	8.88%, 02/28/2035	515,301
3,499,000	9.00%, 01/31/2040	165,800
		2,705,229
	Supranational - 0.7%
9,000,000	Asian Development Bank 0.00%, 04/30/2040(3)	88,853
MXN 7,000,000	European Bank For Reconstruction & Development 0.00%, 01/19/2032(3)	154,598
TRY 1,000,000	International Finance Corp. 0.00%, 05/09/2027(3)	11,406
		254,857
	Thailand - 4.3%
	Thailand Government Bond
THB 2,145,000	1.59%, 12/17/2035	56,697
3,777,000	1.60%, 12/17/2029	109,603
2,065,000	1.60%, 06/17/2035	55,037
3,630,000	2.00%, 12/17/2031	106,086
3,111,000	2.00%, 06/17/2042	80,085
9,485,000	2.13%, 12/17/2026	288,819
4,975,000	2.88%, 12/17/2028	156,493
735,000	2.88%, 06/17/2046	21,074
4,840,000	3.30%, 06/17/2038	152,504
5,467,000	3.40%, 06/17/2036	177,093
2,155,000	3.45%, 06/17/2043	68,174
6,475,000	3.65%, 06/20/2031	213,971
2,970,000	3.78%, 06/25/2032	99,411
1,770,000	4.88%, 06/22/2029	62,104
		1,647,151
	Uruguay - 0.1%
UYU 1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)	29,821
	Total Foreign Government Obligations (cost $24,158,882)	$ 22,738,007
	Total Long-Term Investments (cost $36,389,216)	$ 34,333,669
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 0.5%
$ 216,238	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $216,264; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $220,638	$ 216,238
	Securities Lending Collateral - 0.5%
29,926	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(9)	29,926
99,752	HSBC US Government Money Market Fund, 4.22%(9)	99,752
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
29,926	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(9)		$ 29,926
29,926	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(9)		29,926
			189,530
	U.S. Treasury Securities - 0.9%
$ 335,000	U.S. Treasury Bills 4.01%, 02/23/2023(10)		334,155
	Total Short-Term Investments (cost $739,923)		$ 739,923
	Total Investments Excluding Purchased Options (cost $37,129,139)	91.9%	$ 35,073,592
	Total Purchased Options (cost $472,944)	1.8%	$ 677,972
	Total Investments (cost $37,602,083)	93.7%	$ 35,751,564
	Other Assets and Liabilities	6.3%	2,410,511
	Total Net Assets	100.0%	$ 38,162,075
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $10,500,289, representing 27.5% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $4,223,445, representing 11.1% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Investment valued using significant unobservable inputs.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(8)	Represents entire or partial securities on loan.

61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(9)	Current yield as of period end.
(10)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
AUD Call/USD Put	MSC	0.70	AUD	02/27/2023	1,220,000	AUD	1,220,000	$ 13,630	$ 7,850	$ 5,780
EUR Call/USD Put	BOA	1.05	EUR	02/27/2023	388,000	EUR	388,000	16,668	16,846	(178)
NZD Call/USD Put	BCLY	0.65	NZD	02/27/2023	1,315,000	NZD	1,315,000	9,678	7,851	1,827
USD Call/BRL Put	MSC	6.06	USD	02/16/2023	815,000	USD	815,000	1	15,371	(15,370)
USD Call/BRL Put	MSC	5.97	USD	05/08/2023	781,000	USD	781,000	3,671	17,456	(13,785)
USD Call/BRL Put	GSC	6.11	USD	06/14/2023	413,000	USD	413,000	2,726	9,856	(7,130)
USD Call/CLP Put	MSC	1,029.00	USD	02/06/2023	576,000	USD	576,000	1	10,887	(10,886)
USD Call/CZK Put	CBK	24.22	USD	03/06/2023	412,000	USD	412,000	157	68	89
USD Call/HUF Put	MSC	398.53	USD	02/27/2023	614,000	USD	614,000	979	900	79
USD Call/HUF Put	CBK	435.12	USD	03/06/2023	412,000	USD	412,000	222	177	45
USD Call/INR Put	MSC	84.48	USD	02/17/2023	407,000	USD	407,000	81	2,271	(2,190)
USD Call/INR Put	MSC	83.80	USD	04/26/2023	1,184,000	USD	1,184,000	6,286	5,687	599
USD Call/INR Put	UBS	84.15	USD	04/27/2023	382,000	USD	382,000	1,913	1,913	—
USD Call/MXN Put	BOA	20.72	USD	04/20/2023	837,000	USD	837,000	2,832	30,673	(27,841)
USD Call/THB Put	MSC	34.18	USD	04/11/2023	604,000	USD	604,000	2,427	4,745	(2,318)
USD Call/TRY Put	BOA	19.79	USD	04/21/2023	388,000	USD	388,000	10,282	11,954	(1,672)
USD Call/ZAR Put	BOA	17.03	USD	02/27/2023	599,000	USD	599,000	18,982	19,243	(261)
USD Call/ZAR Put	BOA	17.96	USD	04/04/2023	391,000	USD	391,000	6,808	5,120	1,688
Total Call								$ 97,344	$ 168,868	$ (71,524)
Put
EUR Put/USD Call	BOA	1.05	EUR	02/27/2023	388,000	EUR	388,000	$ 378	$ 424	$ (46)
MXN Call/USD Put	UBS	19.53	USD	04/25/2023	1,042,000	USD	1,042,000	34,753	12,150	22,603
MXN Call/USD Put	BOA	20.72	USD	04/20/2023	837,000	USD	837,000	72,057	27,584	44,473
USD Put/BRL Call	BOA	5.19	USD	02/16/2023	815,000	USD	815,000	21,493	14,997	6,496
USD Put/CLP Call	BOA	906.35	USD	02/21/2023	605,000	USD	605,000	81,419	8,510	72,909
USD Put/CLP Call	MSC	852.30	USD	02/28/2023	820,000	USD	820,000	57,512	11,020	46,492
USD Put/CLP Call	BOA	809.50	USD	04/04/2023	391,000	USD	391,000	13,808	5,622	8,186
USD Put/COP Call	CBK	4,778.00	USD	02/06/2023	387,000	USD	387,000	9,793	6,023	3,770
USD Put/COP Call	MSC	5,139.00	USD	02/06/2023	387,000	USD	387,000	38,429	51,030	(12,601)
USD Put/COP Call	MSC	4,672.00	USD	04/04/2023	783,000	USD	783,000	19,342	10,477	8,865
USD Put/COP Call	MSC	4,346.00	USD	04/24/2023	391,000	USD	391,000	2,346	4,856	(2,510)
USD Put/CZK Call	JPM	22.47	USD	03/06/2023	412,000	USD	412,000	12,074	3,029	9,045
USD Put/CZK Call	CBK	21.30	USD	04/26/2023	395,000	USD	395,000	2,248	2,493	(245)
USD Put/HUF Call	MSC	398.53	USD	02/27/2023	614,000	USD	614,000	60,426	67,128	(6,702)
USD Put/HUF Call	JPM	379.35	USD	03/06/2023	412,000	USD	412,000	20,513	5,245	15,268
USD Put/HUF Call	JPM	379.15	USD	03/06/2023	824,000	USD	824,000	40,654	11,367	29,287
USD Put/HUF Call	CBK	346.75	USD	04/26/2023	395,000	USD	395,000	3,280	4,348	(1,068)
USD Put/INR Call	UBS	80.69	USD	02/17/2023	407,000	USD	407,000	362	362	—
USD Put/KRW Call	JPM	1,296.00	USD	02/23/2023	803,000	USD	803,000	42,398	6,745	35,653
USD Put/MXN Call	MSC	19.45	USD	02/27/2023	817,000	USD	817,000	25,281	18,334	6,947
USD Put/PLN Call	CBK	4.33	USD	03/06/2023	1,235,000	USD	1,235,000	14,984	11,924	3,060
USD Put/PLN Call	BOA	4.20	USD	04/26/2023	395,000	USD	395,000	2,926	2,950	(24)
USD Put/ZAR Call	BOA	17.03	USD	02/27/2023	599,000	USD	599,000	4,152	17,458	(13,306)
Total Put								$ 580,628	$ 304,076	$ 276,552
Total purchased OTC option contracts								$ 677,972	$ 472,944	$ 205,028
Written option contracts:
Call
AUD Call/USD Put	MSC	0.67	AUD	02/27/2023	(1,220,000)	AUD	(1,220,000)	$ (43,307)	$ (22,637)	$ (20,670)
EUR Call/USD Put	CBK	1.05	EUR	02/27/2023	(388,000)	EUR	(388,000)	(16,669)	(7,871)	(8,798)
NZD Call/USD Put	BCLY	0.62	NZD	02/27/2023	(1,315,000)	NZD	(1,315,000)	(36,247)	(22,386)	(13,861)
USD Call/BRL Put	BOA	6.06	USD	02/16/2023	(815,000)	USD	(815,000)	(16)	(866)	850
USD Call/CLP Put	MSC	947.00	USD	02/06/2023	(576,000)	USD	(576,000)	(1)	(24,791)	24,790
USD Call/CLP Put	BOA	933.50	USD	04/04/2023	(391,000)	USD	(391,000)	(1,368)	(6,780)	5,412
62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Option Contracts Outstanding at January 31, 2023 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Call – (continued):
USD Call/CLP Put	BOA	810.10	USD	04/26/2023	(394,000)	USD	(394,000)	$ (13,566)	$ (14,864)	$ 1,298
USD Call/CZK Put	JPM	24.22	USD	03/06/2023	(412,000)	USD	(412,000)	(157)	(3,496)	3,339
USD Call/CZK Put	CBK	22.68	USD	04/26/2023	(395,000)	USD	(395,000)	(3,540)	(3,036)	(504)
USD Call/HUF Put	CBK	398.53	USD	02/27/2023	(614,000)	USD	(614,000)	(977)	(25,908)	24,931
USD Call/HUF Put	JPM	435.12	USD	03/06/2023	(412,000)	USD	(412,000)	(222)	(7,797)	7,575
USD Call/HUF Put	CBK	390.65	USD	04/26/2023	(395,000)	USD	(395,000)	(5,996)	(5,506)	(490)
USD Call/INR Put	UBS	84.48	USD	02/17/2023	(407,000)	USD	(407,000)	(151)	(151)	—
USD Call/KRW Put	BOA	1,240.65	USD	04/10/2023	(401,000)	USD	(401,000)	(5,801)	(9,008)	3,207
USD Call/PLN Put	BOA	4.57	USD	04/26/2023	(395,000)	USD	(395,000)	(3,787)	(3,869)	82
USD Call/THB Put	MSC	33.00	USD	04/11/2023	(604,000)	USD	(604,000)	(7,189)	(11,583)	4,394
USD Call/THB Put	JPM	34.20	USD	04/21/2023	(1,032,000)	USD	(1,032,000)	(4,552)	(22,838)	18,286
USD Call/THB Put	MSC	32.50	USD	04/25/2023	(1,570,000)	USD	(1,570,000)	(30,121)	(28,889)	(1,232)
USD Call/TRY Put	BOA	21.28	USD	04/21/2023	(388,000)	USD	(388,000)	(5,354)	(6,281)	927
USD Call/ZAR Put	JPM	17.03	USD	02/27/2023	(599,000)	USD	(599,000)	(18,982)	(14,085)	(4,897)
Total Call								$ (198,003)	$ (242,642)	$ 44,639
Puts
EUR Put/USD Call	CBK	1.05	EUR	02/27/2023	(388,000)	EUR	(388,000)	$ (378)	$ (8,417)	$ 8,039
USD Put/BRL Call	MSC	5.19	USD	02/16/2023	(815,000)	USD	(815,000)	(21,679)	(12,584)	(9,095)
USD Put/BRL Call	MSC	4.95	USD	05/08/2023	(781,000)	USD	(781,000)	(13,746)	(13,965)	219
USD Put/BRL Call	GSC	5.05	USD	06/14/2023	(413,000)	USD	(413,000)	(11,605)	(7,668)	(3,937)
USD Put/CLP Call	BOA	968.00	USD	02/21/2023	(605,000)	USD	(605,000)	(127,664)	(23,974)	(103,690)
USD Put/CLP Call	MSC	909.00	USD	02/28/2023	(820,000)	USD	(820,000)	(112,306)	(32,275)	(80,031)
USD Put/CLP Call	BOA	810.10	USD	04/26/2023	(394,000)	USD	(394,000)	(15,170)	(13,188)	(1,982)
USD Put/COP Call	CBK	5,139.00	USD	02/06/2023	(387,000)	USD	(387,000)	(38,422)	(17,317)	(21,105)
USD Put/COP Call	MSC	4,778.00	USD	02/06/2023	(387,000)	USD	(387,000)	(9,791)	(21,157)	11,366
USD Put/COP Call	MSC	4,973.00	USD	04/04/2023	(783,000)	USD	(783,000)	(51,374)	(29,871)	(21,503)
USD Put/COP Call	MSC	4,623.00	USD	04/24/2023	(391,000)	USD	(391,000)	(8,758)	(14,310)	5,552
USD Put/CZK Call	CBK	22.47	USD	03/06/2023	(412,000)	USD	(412,000)	(12,074)	(13,066)	992
USD Put/HUF Call	CBK	398.53	USD	02/27/2023	(614,000)	USD	(614,000)	(60,426)	(22,779)	(37,647)
USD Put/HUF Call	JPM	404.40	USD	03/06/2023	(824,000)	USD	(824,000)	(92,569)	(32,515)	(60,054)
USD Put/HUF Call	CBK	379.35	USD	03/06/2023	(412,000)	USD	(412,000)	(20,513)	(23,975)	3,462
USD Put/INR Call	MSC	80.69	USD	02/17/2023	(407,000)	USD	(407,000)	(366)	(1,876)	1,510
USD Put/INR Call	MSC	80.62	USD	04/26/2023	(1,184,000)	USD	(1,184,000)	(3,893)	(4,665)	772
USD Put/INR Call	UBS	80.85	USD	04/27/2023	(382,000)	USD	(382,000)	(1,452)	(1,452)	—
USD Put/KRW Call	JPM	1,349.00	USD	02/23/2023	(803,000)	USD	(803,000)	(76,205)	(19,104)	(57,101)
USD Put/KRW Call	BOA	1,240.65	USD	04/10/2023	(401,000)	USD	(401,000)	(9,480)	(8,417)	(1,063)
USD Put/MXN Call	MSC	18.79	USD	02/27/2023	(817,000)	USD	(817,000)	(5,570)	(6,144)	574
USD Put/PLN Call	CBK	4.53	USD	03/06/2023	(1,235,000)	USD	(1,235,000)	(56,654)	(34,681)	(21,973)
USD Put/THB Call	JPM	34.20	USD	04/21/2023	(1,032,000)	USD	(1,032,000)	(55,611)	(21,357)	(34,254)
USD Put/THB Call	MSC	32.50	USD	04/25/2023	(1,570,000)	USD	(1,570,000)	(27,024)	(28,888)	1,864
USD Put/ZAR Call	JPM	17.03	USD	02/27/2023	(599,000)	USD	(599,000)	(4,152)	(7,312)	3,160
USD Put/ZAR Call	BOA	16.11	USD	04/04/2023	(391,000)	USD	(391,000)	(1,037)	(4,230)	3,193
Total puts								$ (837,919)	$ (425,187)	$ (412,732)
Total Written Option Contracts OTC option contracts								$ (1,035,922)	$ (667,829)	$ (368,093)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	7	03/31/2023	$ 1,439,539	$ (263)
U.S. Treasury 5-Year Note Future	10	03/31/2023	1,092,422	3,755
U.S. Treasury Ultra Bond Future	3	03/22/2023	425,250	19,252
Total				$ 22,744
63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Futures Contracts Outstanding at January 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	9	03/08/2023	$ 1,147,705	$ 19,591
Euro-Schatz Future	1	03/08/2023	114,961	840
U.S. Treasury 10-Year Note Future	29	03/22/2023	3,320,953	(39,041)
U.S. Treasury 10-Year Ultra Future	2	03/22/2023	242,406	1,450
U.S. Treasury Long Bond Future	2	03/22/2023	259,750	(2,441)
Total				$ (19,601)
Total futures contracts				$ 3,143

OTC Interest Rate Swap Contracts Outstanding at January 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	BZDIOVRA	11.78% Fixed	BRL	1,058,271	01/02/2029	At Maturity	$ —	$ —	$ (6,903)	$ (6,903)
BOA	8.59% Fixed	BZDIOVRA	BRL	723,075	01/04/2027	At Maturity	—	—	17,643	17,643
BOA	BZDIOVRA	12.94% Fixed	BRL	2,426,817	01/02/2025	At Maturity	—	—	855	855
BOA	BZDIOVRA	13.59% Fixed	BRL	3,014,798	01/02/2025	At Maturity	—	—	6,488	6,488
MSC	BZDIOVRA	7.05% Fixed	BRL	30,391	07/03/2023	At Maturity	—	—	(32)	(32)
MSC	BZDIOVRA	8.77% Fixed	BRL	1,064,756	07/01/2024	At Maturity	—	—	(15,791)	(15,791)
MSC	BZDIOVRA	12.82% Fixed	BRL	1,800,368	01/02/2025	At Maturity	—	—	98	98
Total OTC interest rate swap contracts							$ —	$ —	$ 2,358	$ 2,358

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. CLICP	6.51% Fixed	CLP	305,045,000	03/15/2025	Semi-Annual	$ —	$ —	$ (2,931)	$ (2,931)
1 Mo. CLICP	6.37% Fixed	CLP	426,600,000	03/15/2025	Semi-Annual	—	—	(5,538)	(5,538)
1 Mo. CLICP	6.35% Fixed	CLP	767,620,000	03/15/2025	Semi-Annual	—	—	(10,385)	(10,385)
1 Mo. CLICP	5.91% Fixed	CLP	140,660,000	03/15/2026	Semi-Annual	—	—	(1,190)	(1,190)
1 Mo. CLICP	5.41% Fixed	CLP	65,396,000	03/15/2026	Semi-Annual	—	—	(1,603)	(1,603)
1 Mo. CLICP	5.91% Fixed	CLP	201,355,000	03/15/2026	Semi-Annual	—	—	(1,704)	(1,704)
1 Mo. CLICP	5.72% Fixed	CLP	189,649,000	03/15/2026	Semi-Annual	—	—	(2,578)	(2,578)
1 Mo. CLICP	5.92% Fixed	CLP	340,685,000	03/15/2026	Semi-Annual	—	—	(2,689)	(2,689)
5.34% Fixed	1 Mo. CLICP	CLP	781,195,000	03/15/2028	Semi-Annual	—	—	8,232	8,232
5.37% Fixed	1 Mo. CLICP	CLP	768,190,000	03/15/2028	Semi-Annual	—	—	6,654	6,654
5.35% Fixed	1 Mo. CLICP	CLP	387,695,000	03/15/2028	Semi-Annual	—	—	3,795	3,795
5.21% Fixed	1 Mo. CLICP	CLP	258,975,000	03/15/2028	Semi-Annual	—	—	3,747	3,747
5.28% Fixed	1 Mo. CLICP	CLP	153,350,000	03/15/2028	Semi-Annual	—	—	1,634	1,634
5.34% Fixed	1 Mo. CLICP	CLP	73,875,000	03/15/2028	Semi-Annual	—	—	760	760
1 Mo. CLICP	5.04% Fixed	CLP	31,395,000	03/15/2033	Semi-Annual	—	—	(501)	(501)
1 Mo. CLICP	5.10% Fixed	CLP	71,425,000	03/15/2033	Semi-Annual	—	—	(699)	(699)
1 Mo. CLICP	5.12% Fixed	CLP	237,825,000	03/15/2033	Semi-Annual	—	—	(2,931)	(2,931)
1 Mo. CLICP	5.09% Fixed	CLP	329,005,000	03/15/2033	Semi-Annual	—	—	(4,664)	(4,664)
6.29% Fixed	1 Mo. INR MIBOR	INR	26,745,000	03/15/2028	Semi-Annual	—	—	(200)	(200)
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	97	97
8.31% Fixed	1 Mo. MXN TIIE	MXN	11,345,000	02/25/2032	Lunar	—	—	4,217	4,217
9.17% Fixed	1 Mo. MXN TIIE	MXN	2,722,500	10/15/2032	Lunar	—	—	(7,214)	(7,214)
1 Mo. MXN TIIE	8.73% Fixed	MXN	3,866,000	04/25/2042	Lunar	—	—	3,831	3,831
3M ZAR JIBAR	7.79% Fixed	ZAR	9,525,000	03/15/2025	Quarterly	—	—	4,972	4,972
8.16% Fixed	3M ZAR JIBAR	ZAR	3,110,000	03/15/2028	Quarterly	—	—	(3,180)	(3,180)
8.10% Fixed	3M ZAR JIBAR	ZAR	24,585,000	03/15/2028	Quarterly	—	—	(21,978)	(21,978)
3M ZAR JIBAR	8.96% Fixed	ZAR	12,096,000	03/15/2033	Quarterly	—	—	9,825	9,825
3M ZAR JIBAR	9.01% Fixed	ZAR	6,730,000	03/15/2033	Quarterly	—	—	6,692	6,692
6M CZK PRIBOR	5.54% Fixed	CZK	18,335,000	03/15/2025	Annual	—	—	(5,198)	(5,198)
4.50% Fixed	6M CZK PRIBOR	CZK	15,315,000	03/15/2028	Annual	—	—	6,330	6,330
6M CZK PRIBOR	4.14% Fixed	CZK	4,105,000	03/15/2033	Annual	—	—	(2,863)	(2,863)
6M HUF BUBOR	10.50% Fixed	HUF	523,930,000	03/15/2025	Annual	—	—	(18,309)	(18,309)
64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
8.26% Fixed	6M HUF BUBOR	HUF	360,670,000	03/15/2028	Annual	$ —	$ —	$ 13,519	$ 13,519
6M HUF BUBOR	7.60% Fixed	HUF	119,197,000	03/15/2033	Annual	—	—	(6,086)	(6,086)
6M WIBOR PLN	6.60% Fixed	PLN	1,585,000	03/15/2025	Annual	—	—	2,335	2,335
5.84% Fixed	6M WIBOR PLN	PLN	1,330,000	03/15/2028	Annual	—	—	(5,965)	(5,965)
6M WIBOR PLN	5.76% Fixed	PLN	365,000	03/15/2033	Annual	—	—	2,511	2,511
Total centrally cleared interest rate swaps contracts						$ —	$ —	$ (29,255)	$ (29,255)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
335,000	AUD	225,287	USD	MSC	03/01/2023	$ 11,447
1,255,000	AUD	847,676	USD	BCLY	03/15/2023	39,700
78,000	AUD	53,906	USD	UBS	03/15/2023	1,245
90,000	AUD	62,486	USD	BOA	03/15/2023	1,150
1,645,000	BRL	281,919	USD	GSC	02/10/2023	41,486
2,141,000	BRL	383,829	USD	MSC	02/22/2023	36,331
18,939,000	BRL	3,484,177	USD	CBK	03/02/2023	226,495
2,349,000	BRL	440,895	USD	GSC	03/02/2023	19,340
1,968,000	BRL	364,208	USD	MSC	05/10/2023	16,554
1,055,000	BRL	190,674	USD	GSC	06/16/2023	11,880
135,000	CAD	99,378	USD	GSC	03/15/2023	2,116
175,411,000	CLP	181,210	USD	BOA	02/23/2023	38,398
218,424,000	CLP	240,290	USD	MSC	03/02/2023	32,801
40,841,000	CLP	44,930	USD	BOA	03/02/2023	6,133
621,590,000	CLP	706,396	USD	MSC	03/15/2023	69,104
214,106,000	CLP	255,545	USD	GSC	03/15/2023	11,576
90,600,000	CLP	104,986	USD	BCLY	03/15/2023	8,047
69,060,000	CLP	78,813	USD	DEUT	03/15/2023	7,347
67,300,000	CLP	77,108	USD	UBS	03/15/2023	6,856
29,100,000	CLP	34,922	USD	CBK	03/15/2023	1,384
30,641,000	CLP	37,661	USD	BOA	04/28/2023	318
21,315,912	CNH	3,082,390	USD	BNP	03/15/2023	81,688
6,059,000	CNH	880,791	USD	GSC	03/15/2023	18,590
1,137,000	CNH	164,795	USD	SCB	03/15/2023	3,979
627,000	CNH	90,246	USD	CIBC	03/15/2023	2,824
205,000	CNH	30,295	USD	MSC	03/15/2023	135
260,000	CNH	38,569	USD	BMO	03/15/2023	25
622,354,000	COP	121,104	USD	CBK	02/08/2023	11,974
1,604,950,000	COP	331,256	USD	BNP	03/15/2023	9,486
2,067,920,000	COP	435,688	USD	CBK	03/15/2023	3,343
386,000,000	COP	79,752	USD	UBS	03/15/2023	2,198
1,189,611,000	COP	239,214	USD	MSC	04/10/2023	12,077
554,268,000	COP	119,894	USD	MSC	04/26/2023	(3,174)
7,861,000	CZK	359,607	USD	CBK	03/08/2023	(967)
10,643,000	CZK	461,806	USD	BCLY	03/15/2023	23,556
9,480,000	CZK	415,005	USD	CBK	03/15/2023	17,319
4,584,000	CZK	201,515	USD	UBS	03/15/2023	7,533
3,770,000	CZK	170,555	USD	BNP	03/15/2023	1,371
2,760,000	EGP	95,535	USD	BNP	02/15/2023	(5,213)
1,152,000	EGP	39,050	USD	GSC	04/10/2023	(2,348)
648,000	EGP	20,991	USD	GSC	04/18/2023	(417)
4,720,000	EGP	177,711	USD	CBK	06/01/2023	(30,323)
27,000	EUR	28,210	USD	CBK	03/01/2023	1,199
2,773,000	EUR	2,935,333	USD	BCLY	03/15/2023	87,832
1,096,000	EUR	1,168,674	USD	UBS	03/15/2023	26,201
226,000	EUR	243,251	USD	DEUT	03/15/2023	3,138
85,000	EUR	90,591	USD	BOA	03/15/2023	2,078
70,000	EUR	74,787	USD	CBA	03/15/2023	1,528
32,000	EUR	33,906	USD	CBK	03/15/2023	981
162,000	EUR	176,050	USD	GSC	03/15/2023	565
96,000	GBP	118,010	USD	BCLY	03/15/2023	460
67,000	GBP	83,451	USD	BNP	03/15/2023	(770)
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
27,251,000	HUF	68,025	USD	CBK	03/01/2023	$ 6,959
146,896,000	HUF	365,095	USD	MSC	03/02/2023	38,971
104,508,000	HUF	258,427	USD	JPM	03/08/2023	28,470
132,270,000	HUF	366,399	USD	CBK	03/08/2023	(3,289)
601,445,000	HUF	1,485,510	USD	UBS	03/16/2023	161,216
77,928,000	HUF	201,319	USD	MSC	03/16/2023	12,045
71,346,000	HUF	186,297	USD	JPM	03/16/2023	9,045
47,400,000	HUF	122,993	USD	GSC	03/16/2023	6,785
128,100,000	HUF	348,674	USD	BOA	03/16/2023	2,057
32,319,422,000	IDR	2,065,535	USD	BCLY	03/15/2023	87,514
5,626,515,000	IDR	359,536	USD	DEUT	03/15/2023	15,290
908,000,000	IDR	57,885	USD	BNP	03/15/2023	2,604
2,950,542,000	IDR	194,550	USD	GSC	03/15/2023	2,009
594,000,000	IDR	39,179	USD	CBK	03/15/2023	391
631,514,000	IDR	42,194	USD	SCB	03/15/2023	(124)
14,967,000	INR	181,594	USD	MSC	02/21/2023	1,236
44,408,000	INR	536,328	USD	MSC	03/08/2023	5,410
31,188,000	INR	375,311	USD	MSC	03/15/2023	4,870
19,711,000	INR	239,571	USD	BCLY	03/15/2023	706
4,130,000	INR	50,661	USD	GSC	03/15/2023	(317)
16,280,000	INR	199,047	USD	BNP	03/15/2023	(593)
10,590,000	INR	129,827	USD	BOA	03/15/2023	(735)
41,697,000	INR	507,881	USD	MSC	04/28/2023	(1,380)
13,610,000	INR	165,010	USD	UBS	05/02/2023	271
35,610,000	KRW	26,545	USD	BOA	02/21/2023	2,350
326,667,000	KRW	242,155	USD	JPM	02/27/2023	22,964
1,108,288,000	KRW	842,270	USD	DEUT	03/15/2023	57,757
32,166,000	KRW	25,888	USD	BOA	04/12/2023	262
108,000,000	KZT	223,687	USD	GSC	03/15/2023	8,048
6,874,000	KZT	14,513	USD	BOA	04/24/2023	97
17,676,000	KZT	37,342	USD	BOA	04/25/2023	216
24,550,000	KZT	50,619	USD	BOA	07/24/2023	506
3,208,000	MXN	167,170	USD	DEUT	02/17/2023	2,708
4,359,000	MXN	221,120	USD	DEUT	02/21/2023	9,559
11,239,000	MXN	560,627	USD	RBC	03/15/2023	31,521
12,809,000	MXN	647,836	USD	MSC	03/15/2023	27,029
6,760,000	MXN	337,398	USD	GSC	03/15/2023	18,765
1,075,000	MXN	54,820	USD	SSG	03/15/2023	1,818
2,880,000	MXN	150,143	USD	DEUT	03/15/2023	1,596
2,128,000	MYR	486,798	USD	BNP	03/15/2023	14,214
256,000	MYR	59,211	USD	SCB	03/15/2023	1,061
180,000	MYR	41,958	USD	DEUT	03/15/2023	421
364,000	NZD	225,975	USD	BCLY	03/01/2023	9,390
220,000	NZD	139,287	USD	UBS	03/15/2023	2,972
185,000	NZD	118,519	USD	BNP	03/15/2023	1,107
94,000	NZD	60,093	USD	SCB	03/15/2023	690
180,000	NZD	116,865	USD	SSG	03/15/2023	(471)
334,000	PEN	86,039	USD	BOA	03/15/2023	503
111,000	PEN	28,865	USD	SCB	03/15/2023	(104)
451,000	PEN	117,468	USD	CBK	03/15/2023	(611)
18,007,000	PHP	320,352	USD	MSC	03/15/2023	8,450
2,700,000	PHP	48,474	USD	CBK	03/15/2023	827
873,000	PLN	188,675	USD	JPM	02/16/2023	12,642
1,765,000	PLN	389,883	USD	CBK	03/08/2023	16,457
1,002,000	PLN	230,610	USD	BOA	03/08/2023	72
7,486,000	PLN	1,651,203	USD	BCLY	03/15/2023	71,217
3,550,000	PLN	808,792	USD	UBS	03/15/2023	8,011
1,206,000	PLN	272,772	USD	BNP	03/15/2023	4,711
140,000	PLN	30,769	USD	MSC	03/15/2023	1,442
610,000	PLN	139,030	USD	JPM	03/15/2023	1,322
455,000	PLN	103,898	USD	GSC	03/15/2023	791
4,792,000	RON	1,016,546	USD	DEUT	03/15/2023	40,078
640,000	RON	139,547	USD	GSC	03/15/2023	1,571
3,303,000	RSD	29,515	USD	CBK	03/15/2023	1,083
3,945,000	RUB	57,591	USD	UBS	02/27/2023	(2,094)
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,941,000	RUB	69,250	USD	GSC	02/28/2023	$ 164
1,540,000	RUB	22,449	USD	UBS	02/28/2023	(814)
2,356,000	RUB	33,129	USD	GSC	03/02/2023	(57)
1,400,000	RUB	19,732	USD	JPM	03/02/2023	(80)
3,756,000	RUB	52,716	USD	JPM	03/06/2023	(78)
2,720,000	RUB	38,095	USD	JPM	03/09/2023	(23)
4,720,000	RUB	64,157	USD	GSC	03/13/2023	1,802
1,970,000	RUB	27,514	USD	JPM	03/13/2023	15
10,870,000	RUB	147,750	USD	GSC	03/21/2023	3,658
1,320,000	RUB	18,405	USD	UBS	03/21/2023	(19)
5,240,000	RUB	72,930	USD	UBS	03/23/2023	(1)
5,440,000	RUB	75,451	USD	UBS	03/27/2023	139
220,000	SGD	162,336	USD	MSC	03/15/2023	5,270
540,000	SGD	409,382	USD	JPM	03/15/2023	2,016
125,000	SGD	94,650	USD	BOA	03/15/2023	581
3,109,000	THB	89,198	USD	MSC	03/02/2023	5,281
242,606,000	THB	7,102,478	USD	BCLY	03/15/2023	280,150
19,850,000	THB	579,703	USD	GSC	03/15/2023	24,342
2,672,000	THB	77,236	USD	JPM	03/15/2023	4,074
1,770,000	THB	51,492	USD	DEUT	03/15/2023	2,370
1,280,000	THB	38,931	USD	ANZ	03/15/2023	20
2,588,000	THB	79,098	USD	CIB	03/15/2023	(344)
2,010,000	THB	61,659	USD	UBS	03/15/2023	(494)
2,075,000	THB	55,238	USD	JPM	04/25/2023	8,156
1,795,000	THB	55,146	USD	MSC	04/27/2023	(296)
1,154,000	TRY	58,371	USD	BOA	02/17/2023	2,539
2,528,500	TRY	128,628	USD	GSC	03/15/2023	2,765
1,073,000	TRY	54,219	USD	BOA	04/24/2023	143
4,590,000	UYU	112,956	USD	JPM	03/15/2023	4,676
6,159,000	UYU	156,941	USD	CBK	03/15/2023	901
2,820,000	ZAR	157,940	USD	MSC	03/15/2023	3,509
1,380,000	ZAR	79,370	USD	CBK	03/15/2023	(363)
1,990,000	ZAR	114,661	USD	BOA	03/15/2023	(731)
5,580,000	ZAR	321,244	USD	BNP	03/15/2023	(1,780)
12,110,000	ZAR	695,144	USD	BCLY	03/15/2023	(1,828)
16,320,000	ZAR	940,069	USD	GSC	03/15/2023	(5,724)
13,807,000	ZAR	797,348	USD	JPM	03/15/2023	(6,877)
3,009,000	ZAR	177,627	USD	BOA	04/06/2023	(5,668)
101,704	USD	145,000	AUD	WEST	03/15/2023	(822)
125,366	USD	186,000	AUD	SCB	03/15/2023	(6,150)
785,356	USD	1,159,000	AUD	BCLY	03/15/2023	(34,139)
427,228	USD	2,181,000	BRL	GSC	02/10/2023	(1,554)
53,761	USD	293,000	BRL	MSC	02/10/2023	(3,842)
369,850	USD	1,948,000	BRL	BOA	02/22/2023	(12,435)
47,037	USD	250,000	BRL	BOA	03/02/2023	(1,945)
34,977	USD	190,000	BRL	GSC	03/02/2023	(2,250)
623,993	USD	3,305,000	BRL	CBK	03/02/2023	(23,548)
98,762	USD	135,000	CAD	BNP	03/15/2023	(2,732)
130,445	USD	123,531,000	CLP	MSC	02/08/2023	(24,547)
428,810	USD	345,792,000	CLP	BOA	03/02/2023	(3,528)
95,043	USD	76,700,000	CLP	BOA	03/15/2023	(648)
51,828	USD	45,600,000	CLP	BNP	03/15/2023	(5,063)
140,440	USD	118,300,000	CLP	UBS	03/15/2023	(7,152)
107,379	USD	93,900,000	CLP	SCB	03/15/2023	(9,772)
270,185	USD	243,145,000	CLP	MSC	03/15/2023	(33,164)
181,957	USD	157,211,000	CLP	BOA	04/06/2023	(13,527)
219,762	USD	1,476,000	CNH	RBC	03/15/2023	669
22,972	USD	155,000	CNH	BNP	03/15/2023	(36)
220,071	USD	1,501,000	CNH	GSC	03/15/2023	(2,734)
346,232	USD	2,372,000	CNH	SCB	03/15/2023	(5,861)
207,035	USD	1,436,000	CNH	BCLY	03/15/2023	(6,121)
613,195	USD	4,254,000	CNH	BOA	03/15/2023	(18,258)
64,090	USD	290,967,000	COP	MSC	02/08/2023	1,872
58,228	USD	268,200,000	COP	BOA	03/15/2023	1,288
24,750	USD	121,000,000	COP	GSC	03/15/2023	(939)
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
144,925	USD	688,900,000	COP	SCB	03/15/2023	$ (1,333)
42,218	USD	205,223,000	COP	BCLY	03/15/2023	(1,352)
416,372	USD	1,979,557,000	COP	BNP	03/15/2023	(3,902)
263,640	USD	1,282,764,000	COP	CBK	03/15/2023	(8,699)
189,806	USD	4,413,000	CZK	JPM	03/08/2023	(11,526)
74,125	USD	1,630,000	CZK	SGG	03/15/2023	(209)
23,597	USD	540,000	CZK	BNP	03/15/2023	(1,029)
134,136	USD	2,982,000	CZK	MSC	03/15/2023	(1,854)
34,675	USD	810,000	CZK	BCLY	03/15/2023	(2,264)
139,569	USD	3,120,000	CZK	UBS	03/15/2023	(2,715)
188,162	USD	4,123,000	CZK	CBK	04/28/2023	580
92,462	USD	2,760,000	EGP	DEUT	02/15/2023	2,141
348,320	USD	320,000	EUR	BOA	03/01/2023	(223)
101,520	USD	96,000	EUR	CBK	03/01/2023	(3,043)
167,939	USD	154,000	EUR	SSG	03/15/2023	45
8,594	USD	8,000	EUR	DEUT	03/15/2023	(128)
36,356	USD	34,000	EUR	JPM	03/15/2023	(712)
122,963	USD	114,000	EUR	SCB	03/15/2023	(1,321)
192,763	USD	179,000	EUR	MSC	03/15/2023	(2,386)
567,442	USD	531,000	EUR	BNP	03/15/2023	(11,461)
631,474	USD	591,000	EUR	GSC	03/15/2023	(12,843)
854,255	USD	799,000	EUR	UBS	03/15/2023	(16,827)
3,221,808	USD	3,044,000	EUR	BCLY	03/15/2023	(96,806)
93,906	USD	76,000	GBP	GSC	03/15/2023	118
161,920	USD	132,000	GBP	BNP	03/15/2023	(975)
111,803	USD	93,000	GBP	JPM	03/15/2023	(2,964)
635,698	USD	228,597,000	HUF	MSC	03/01/2023	6,688
258,607	USD	93,732,000	HUF	MSC	03/02/2023	778
23,104	USD	8,900,000	HUF	BNP	03/08/2023	(1,329)
188,733	USD	76,654,000	HUF	JPM	03/08/2023	(21,699)
112,049	USD	40,500,000	HUF	BCLY	03/16/2023	1,162
105,228	USD	38,300,000	HUF	UBS	03/16/2023	365
90,695	USD	33,500,000	HUF	GSC	03/16/2023	(1,027)
98,945	USD	40,200,000	HUF	BNP	03/16/2023	(11,120)
537,129	USD	209,695,000	HUF	BOA	03/16/2023	(37,006)
175,746	USD	64,323,000	HUF	CBK	04/28/2023	1,712
137,574	USD	2,063,000,000	IDR	BNP	03/15/2023	142
90,007	USD	1,369,000,000	IDR	DEUT	03/15/2023	(1,193)
169,019	USD	2,639,395,000	IDR	GSC	03/15/2023	(6,812)
290,008	USD	4,529,000,000	IDR	CBK	03/15/2023	(11,704)
56,573	USD	4,639,000	INR	UBS	02/21/2023	(95)
481,388	USD	39,339,000	INR	MSC	03/08/2023	1,487
107,737	USD	8,810,000	INR	BNP	03/15/2023	343
126,833	USD	10,470,000	INR	JPM	03/15/2023	(796)
90,854	USD	7,550,000	INR	MSC	03/15/2023	(1,180)
78,516	USD	6,540,000	INR	DEUT	03/15/2023	(1,206)
182,409	USD	15,160,000	INR	UBS	03/15/2023	(2,391)
198,989	USD	16,532,000	INR	GSC	03/15/2023	(2,536)
361,228	USD	476,098,000	KRW	JPM	02/10/2023	(24,966)
395,268	USD	492,109,000	KRW	BOA	02/21/2023	(4,048)
287,195	USD	376,593,000	KRW	BCLY	03/15/2023	(18,631)
107,323	USD	52,100,000	KZT	CBK	03/15/2023	(4,468)
127,166	USD	2,505,000	MXN	DEUT	02/17/2023	(5,485)
176,739	USD	3,647,000	MXN	DEUT	02/21/2023	(16,261)
256,594	USD	4,991,000	MXN	MSC	03/01/2023	(7,092)
108,246	USD	2,050,000	MXN	BCLY	03/15/2023	238
138,362	USD	2,700,000	MXN	DEUT	03/15/2023	(3,892)
386,698	USD	7,430,000	MXN	BNP	03/15/2023	(4,765)
156,782	USD	3,110,000	MXN	MSC	03/15/2023	(7,074)
338,410	USD	6,577,000	MXN	CBK	03/15/2023	(8,111)
360,798	USD	7,040,000	MXN	GSC	03/15/2023	(10,118)
604,914	USD	11,750,000	MXN	BOA	03/15/2023	(14,157)
130,945	USD	2,723,000	MXN	BOA	04/24/2023	(11,479)
286,192	USD	5,900,000	MXN	UBS	04/27/2023	(22,233)
89,728	USD	380,000	MYR	DEUT	03/15/2023	262
68

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
121,310	USD	530,000	MYR	BNP	03/15/2023	$ (3,473)
358,607	USD	562,000	NZD	TDB	03/15/2023	(4,799)
224,595	USD	860,000	PEN	CBK	03/15/2023	1,763
167,331	USD	644,000	PEN	BCLY	03/15/2023	466
14,336	USD	55,000	PEN	GSC	03/15/2023	85
30,213	USD	117,000	PEN	BOA	03/15/2023	(103)
462,323	USD	25,652,000	PHP	MSC	03/15/2023	(6,074)
188,740	USD	825,000	PLN	JPM	02/16/2023	(1,509)
181,015	USD	820,000	PLN	BOA	03/08/2023	(7,766)
16,738	USD	75,000	PLN	GSC	03/15/2023	(518)
158,746	USD	693,000	PLN	BCLY	03/15/2023	(703)
164,206	USD	721,000	PLN	MSC	03/15/2023	(1,686)
39,718	USD	180,000	PLN	UBS	03/15/2023	(1,697)
277,177	USD	1,220,000	PLN	DEUT	03/15/2023	(3,527)
319,192	USD	1,421,000	PLN	BOA	03/15/2023	(7,759)
169,495	USD	739,000	PLN	BOA	04/28/2023	12
80,572	USD	362,000	RON	BOA	03/15/2023	752
66,876	USD	303,000	RON	UBS	03/15/2023	65
80,601	USD	370,000	RON	CIB	03/15/2023	(983)
89,268	USD	415,000	RON	SCB	03/15/2023	(2,238)
284,546	USD	1,306,000	RON	GSC	03/15/2023	(3,424)
58,229	USD	3,945,000	RUB	GSC	02/27/2023	2,732
96,157	USD	6,481,000	RUB	UBS	02/28/2023	5,109
54,673	USD	3,756,000	RUB	GSC	03/02/2023	1,949
53,966	USD	3,756,000	RUB	GSC	03/06/2023	1,328
38,202	USD	2,720,000	RUB	GSC	03/09/2023	130
94,894	USD	6,690,000	RUB	UBS	03/13/2023	1,405
176,029	USD	12,190,000	RUB	GSC	03/21/2023	6,234
77,343	USD	5,240,000	RUB	UBS	03/23/2023	4,414
78,273	USD	5,440,000	RUB	GSC	03/27/2023	2,683
57,246	USD	75,000	SGD	CBK	03/15/2023	108
87,623	USD	115,000	SGD	UBS	03/15/2023	10
384,143	USD	510,000	SGD	JPM	03/15/2023	(4,399)
374,175	USD	500,000	SGD	BCLY	03/15/2023	(6,749)
1,622,382	USD	53,133,000	THB	MSC	03/02/2023	7,721
1,781,541	USD	61,383,000	THB	BCLY	03/02/2023	(83,829)
96,471	USD	3,140,000	THB	ANZ	03/15/2023	919
55,485	USD	1,910,000	THB	DEUT	03/15/2023	(2,638)
315,030	USD	10,742,000	THB	BCLY	03/15/2023	(11,855)
499,624	USD	16,970,000	THB	GSC	03/15/2023	(16,781)
152,394	USD	5,029,000	THB	MSC	04/17/2023	(1,131)
275,341	USD	9,480,000	THB	CBK	04/25/2023	(14,285)
921,255	USD	31,553,000	THB	JPM	04/25/2023	(42,728)
22,521	USD	427,000	TRY	BOA	02/17/2023	(17)
110,265	USD	2,115,000	TRY	GSC	03/15/2023	360
54,547	USD	1,050,000	TRY	BNP	03/15/2023	(15)
153,062	USD	2,623,000	ZAR	BOA	03/01/2023	2,701
210,407	USD	3,709,000	ZAR	JPM	03/01/2023	(2,209)
632,513	USD	10,840,000	ZAR	GSC	03/15/2023	11,908
507,296	USD	8,770,000	ZAR	BOA	03/15/2023	5,201
321,007	USD	5,520,000	ZAR	BNP	03/15/2023	4,979
237,219	USD	4,060,000	ZAR	BCLY	03/15/2023	4,778
89,815	USD	1,524,000	ZAR	UBS	03/15/2023	2,563
140,666	USD	2,423,000	ZAR	MSC	03/15/2023	1,946
127,293	USD	2,200,000	ZAR	SSG	03/15/2023	1,339
126,915	USD	2,220,000	ZAR	CBK	03/15/2023	(183)
Total foreign currency contracts						$ 1,146,588
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
69

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 11,595,662	$ —	$ 11,595,662	$ —
Foreign Government Obligations	22,738,007	—	22,738,007	—
Short-Term Investments	739,923	189,530	550,393	—
Purchased Options	677,972	—	677,972	—
Foreign Currency Contracts(2)	2,125,986	—	2,125,986	—
Futures Contracts(2)	44,888	44,888	—	—
Swaps - Interest Rate(2)	104,235	—	104,235	—
Total	$ 38,026,673	$ 234,418	$ 37,792,255	$ —
Liabilities
Foreign Currency Contracts(2)	$ (979,398)	$ —	$ (979,398)	$ —
Futures Contracts(2)	(41,745)	(41,745)	—	—
Swaps - Interest Rate(2)	(131,132)	—	(131,132)	—
Written Options	(1,035,922)	—	(1,035,922)	—
Total	$ (2,188,197)	$ (41,745)	$ (2,146,452)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
70

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 6.3%
909,379	JP Morgan Chase & Co.	$ 127,276,685
496,858	M&T Bank Corp.	77,509,848
586,717	Royal Bank of Canada	60,040,875
1,467,533	Truist Financial Corp.	72,481,455
		337,308,863
	Capital Goods - 9.2%
385,138	Eaton Corp. plc	62,473,235
537,235	Emerson Electric Co.	48,469,342
314,690	General Dynamics Corp.	73,341,651
243,868	Honeywell International, Inc.	50,841,601
1,188,567	Johnson Controls International plc	82,688,606
241,440	L3Harris Technologies, Inc.	51,866,141
524,849	Raytheon Technologies Corp.	52,406,173
460,256	Siemens AG	71,894,414
		493,981,163
	Consumer Durables & Apparel - 1.1%
581,216	Lennar Corp. Class A	59,516,518
	Diversified Financials - 8.6%
1,426,476	Ares Management Corp. Class A	118,383,243
772,575	Blackstone, Inc.	74,136,297
1,750,496	Equitable Holdings, Inc.	56,138,407
149,237	Goldman Sachs Group, Inc.	54,592,387
1,082,899	Morgan Stanley	105,398,560
516,513	Raymond James Financial, Inc.	58,247,171
		466,896,065
	Energy - 7.8%
1,170,448	ConocoPhillips	142,642,498
2,958,213	Coterra Energy, Inc.	74,044,071
835,672	EOG Resources, Inc.	110,517,622
389,533	Phillips 66	39,058,474
1,319,206	TC Energy Corp.	56,841,216
		423,103,881
	Food, Beverage & Tobacco - 5.7%
651,342	Archer-Daniels-Midland Co.	53,963,685
752,953	Kellogg Co.	51,637,517
1,550,257	Keurig Dr Pepper, Inc.	54,693,067
811,464	Mondelez International, Inc. Class A	53,102,204
911,106	Philip Morris International, Inc.	94,973,689
		308,370,162
	Health Care Equipment & Services - 4.6%
210,245	Becton Dickinson and Co.	53,027,994
138,607	Elevance Health, Inc.	69,302,114
538,983	Medtronic plc	45,107,487
162,367	UnitedHealth Group, Inc.	81,051,983
		248,489,578
	Household & Personal Products - 2.6%
355,905	Kimberly-Clark Corp.	46,271,209
1,794,430	Unilever plc ADR	91,695,373
		137,966,582
	Insurance - 4.8%
845,214	American International Group, Inc.	53,434,429
378,219	Chubb Ltd.	86,041,040
1,619,080	MetLife, Inc.	118,225,222
		257,700,691
	Materials - 4.4%
245,119	Celanese Corp. Class A	30,198,661
758,270	LyondellBasell Industries N.V. Class A	73,317,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Materials - 4.4% - (continued)
591,066	PPG Industries, Inc.	$ 77,039,542
730,922	Rio Tinto plc ADR	57,998,661
		238,553,990
	Media & Entertainment - 1.6%
2,193,616	Comcast Corp. Class A	86,318,790
	Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
1,086,110	AstraZeneca plc ADR	70,999,011
233,873	Eli Lilly & Co.	80,487,393
835,056	Johnson & Johnson	136,464,851
1,321,614	Merck & Co., Inc.	141,954,560
4,040,876	Pfizer, Inc.	178,445,084
196,705	Roche Holding AG	61,405,473
		669,756,372
	Real Estate - 4.3%
556,281	Crown Castle, Inc. REIT	82,390,779
1,592,127	Gaming and Leisure Properties, Inc. REIT	85,274,322
848,582	Welltower, Inc. REIT	63,677,593
		231,342,694
	Retailing - 4.7%
222,275	Home Depot, Inc.	72,054,887
975,680	LKQ Corp.	57,526,093
256,693	Lowe's Cos., Inc.	53,456,317
835,643	TJX Cos., Inc.	68,405,736
		251,443,033
	Semiconductors & Semiconductor Equipment - 5.0%
477,091	Analog Devices, Inc.	81,806,794
102,633	Broadcom, Inc.	60,041,331
352,563	NXP Semiconductors N.V.	64,980,886
491,518	QUALCOMM, Inc.	65,475,113
		272,304,124
	Software & Services - 1.0%
742,830	Fidelity National Information Services, Inc.	55,741,963
	Technology Hardware & Equipment - 4.4%
2,243,803	Cisco Systems, Inc.	109,205,892
1,990,207	Corning, Inc.	68,881,064
486,422	TE Connectivity Ltd.	61,848,558
		239,935,514
	Transportation - 1.0%
452,227	Canadian National Railway Co.	53,830,155
	Utilities - 7.4%
856,672	American Electric Power Co., Inc.	80,492,901
697,511	Atmos Energy Corp.	81,985,443
2,248,050	Exelon Corp.	94,845,229
849,738	NextEra Energy, Inc.	63,415,947
483,542	Sempra Energy	77,526,289
		398,265,809
	Total Common Stocks (cost $4,000,746,224)	$ 5,230,825,947

71

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 32,963,708	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $32,967,627; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $33,623,014		$ 32,963,708
	Total Short-Term Investments (cost $32,963,708)		$ 32,963,708
	Total Investments (cost $4,033,709,932)	97.5%	$ 5,263,789,655
	Other Assets and Liabilities	2.5%	136,419,488
	Total Net Assets	100.0%	$ 5,400,209,143
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 337,308,863	$ 337,308,863	$ —	$ —
Capital Goods	493,981,163	422,086,749	71,894,414	—
Consumer Durables & Apparel	59,516,518	59,516,518	—	—
Diversified Financials	466,896,065	466,896,065	—	—
Energy	423,103,881	423,103,881	—	—
Food, Beverage & Tobacco	308,370,162	308,370,162	—	—
Health Care Equipment & Services	248,489,578	248,489,578	—	—
Household & Personal Products	137,966,582	137,966,582	—	—
Insurance	257,700,691	257,700,691	—	—
Materials	238,553,990	238,553,990	—	—
Media & Entertainment	86,318,790	86,318,790	—	—
Pharmaceuticals, Biotechnology & Life Sciences	669,756,372	608,350,899	61,405,473	—
Real Estate	231,342,694	231,342,694	—	—
Retailing	251,443,033	251,443,033	—	—
Semiconductors & Semiconductor Equipment	272,304,124	272,304,124	—	—
Software & Services	55,741,963	55,741,963	—	—
Technology Hardware & Equipment	239,935,514	239,935,514	—	—
Transportation	53,830,155	53,830,155	—	—
Utilities	398,265,809	398,265,809	—	—
Short-Term Investments	32,963,708	—	32,963,708	—
Total	$ 5,263,789,655	$ 5,097,526,060	$ 166,263,595	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
72

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
	Asset-Backed - Finance & Insurance - 2.7%
$ 3,675,000	Apidos CLO 5.82%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	$ 3,641,543
	Ares CLO Ltd.
1,750,000	5.84%, 04/18/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	1,730,402
3,275,000	6.61%, 05/15/2030, 3 mo. USD LIBOR + 2.000%(1)(2)	3,237,852
	Bain Capital Credit CLO Ltd.
2,460,000	6.03%, 01/20/2032, 3 mo. USD LIBOR + 1.220%(1)(2)	2,436,126
2,465,397	6.40%, 07/19/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	2,401,412
750,000	Battalion CLO VIII Ltd. 6.34%, 07/18/2030, 3 mo. USD LIBOR + 1.550%(1)(2)	736,657
	Carlyle Global Market Strategies CLO Ltd.
1,133,297	5.79%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,123,664
2,465,397	6.36%, 07/20/2031(1)	2,414,866
1,165,000	CARLYLE U.S. CLO Ltd. 6.46%, 07/20/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,136,866
	CIFC Funding Ltd.
3,820,000	5.91%, 04/20/2032, 3 mo. USD LIBOR + 1.100%(1)(2)	3,776,647
1,232,698	6.22%, 04/24/2031(1)	1,201,935
1,398,803	Dryden 36 Senior Loan Fund 5.81%, 04/15/2029, 3 mo. USD LIBOR + 1.020%(1)(2)	1,391,248
600,000	Dryden 55 CLO Ltd. 6.34%, 04/15/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	591,064
2,465,397	KKR CLO 28 Ltd. 5.91%, 03/15/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	2,449,414
	Madison Park Funding Ltd.
3,212,163	5.79%, 04/25/2029, 3 mo. USD LIBOR + 0.970%(1)(2)	3,173,424
1,900,000	5.95%, 04/19/2033, 3 mo. USD LIBOR + 1.150%(1)(2)	1,884,441
1,145,000	Neuberger Berman CLO 6.14%, 10/15/2029, 3 mo. USD LIBOR + 1.350%(1)(2)	1,112,167
3,875,000	Niagara Park CLO Ltd. 5.79%, 07/17/2032, 3 mo. USD LIBOR + 1.000%(1)(2)	3,828,930
2,650,000	Octagon 57 Ltd. 6.44%, 10/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	2,580,143
1,650,000	Sound Point CLO 6.41%, 10/20/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	1,625,790
2,450,000	TCI-Flatiron CLO Ltd. 5.86%, 01/29/2032, 3 mo. USD LIBOR + 1.060%(1)(2)	2,424,748
		44,899,339
	Total Asset & Commercial Mortgage-Backed Securities (cost $44,154,928)	$ 44,899,339
CONVERTIBLE BONDS - 0.5%
	Airlines - 0.3%
5,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 4,169,888
	Internet - 0.2%
GBP 3,500,000	Trainline plc 1.00%, 01/14/2026(3)	3,576,638
	Total Convertible Bonds (cost $9,687,074)	$ 7,746,526
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1%
	Commercial Banks - 1.2%
	Credit Suisse Group AG
$ 13,325,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(4)(5)	$ 11,694,020
1,080,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 3 mo. USD SOFR + 5.020% thereafter)(1)(4)	1,212,109
6,550,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	6,321,165
		19,227,294
	Commercial Services - 0.4%
EUR 1,050,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,007,426
$ 9,805,000	WW International, Inc. 4.50%, 04/15/2029(1)	5,223,494
		6,230,920
	Diversified Financial Services - 0.4%
2,125,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	1,984,948
6,540,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	4,711,315
5,385,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029*(1)(6)	161,550
490,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	439,930
		7,297,743
	Electrical Components & Equipment - 0.1%
EUR 2,770,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,447,189
	Entertainment - 0.1%
$ 875,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	875,149
	Insurance - 0.2%
3,050,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	3,050,023
	Internet - 0.2%
880,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	891,440
EUR 2,240,000	United Group B.V. 5.25%, 02/01/2030(1)	1,927,883
		2,819,323
	IT Services - 0.1%
$ 1,125,000	McAfee Corp. 7.38%, 02/15/2030(1)	938,097
	Leisure Time - 0.4%
	Carnival Corp.
5,665,000	7.63%, 03/01/2026(1)	5,155,150
2,250,000	10.50%, 06/01/2030(1)	2,165,625
		7,320,775
	Office/Business Equipment - 0.1%
2,625,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,441,770
	Oil & Gas - 0.1%
975,000	Transocean, Inc. 8.75%, 02/15/2030(1)	1,006,688
	Pharmaceuticals - 0.2%
EUR 3,825,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	4,071,025
	Real Estate - 0.4%
	CIFI Holdings Group Co., Ltd.
$ 900,000	4.38%, 04/12/2027(3)	270,675
2,725,000	4.45%, 08/17/2026(3)	837,891
2,325,000	5.95%, 10/20/2025(3)	719,668
	Country Garden Holdings Co., Ltd.
1,750,000	3.30%, 01/12/2031(3)	1,014,521

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.1% - (continued)
	Real Estate - 0.4% - (continued)
$ 2,385,000	4.80%, 08/06/2030(3)	$ 1,441,309
1,125,000	5.13%, 01/14/2027(3)	753,803
1,750,000	5.63%, 01/14/2030(3)	1,114,759
1,350,000	Times China Holdings Ltd. 6.75%, 07/08/2025(3)	262,638
4,625,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024*(3)(6)	712,235
		7,127,499
	Retail - 1.0%
1,820,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(7)	1,360,450
6,980,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	6,351,658
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	3,230,000
	Staples, Inc.
4,975,000	7.50%, 04/15/2026(1)	4,420,536
2,450,000	10.75%, 04/15/2027(1)	1,866,410
		17,229,054
	Software - 0.1%
1,075,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	907,784
	Telecommunications - 0.1%
EUR 1,750,000	Altice France S.A. 4.13%, 01/15/2029(3)	1,491,041
	Total Corporate Bonds (cost $105,431,493)	$ 84,481,374
SENIOR FLOATING RATE INTERESTS - 81.3%(8)
	Advertising - 0.4%
$ 1,305,000	ABG Intermediate Holdings 2 LLC 10.66%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 1,194,897
5,629,123	Entravision Communications Corp. 7.30%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	5,507,140
		6,702,037
	Aerospace/Defense - 1.1%
3,196,987	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	3,197,787
	TransDigm, Inc.
8,500,000	0.00%, 02/22/2027, 1 mo. USD SOFR + 3.250%(2)(9)	8,510,625
6,706,800	6.98%, 05/30/2025, 1 mo. USD SOFR + 2.250%(2)	6,688,758
		18,397,170
	Airlines - 1.8%
12,714,900	Air Canada 8.13%, 08/11/2028, 3 mo. USD LIBOR + 3.500%	12,694,429
1,705,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	1,749,484
8,977,500	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	9,350,066
5,956,500	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	6,153,839
		29,947,818
	Apparel - 1.0%
16,186,886	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	16,070,502
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Auto Parts & Equipment - 1.6%
EUR 6,367,023	Clarios Global L.P. 5.38%, 04/30/2026, 1 mo. EURIBOR + 3.250%	$ 6,719,653
	First Brands Group LLC
$ 14,236,761	10.25%, 03/30/2027, 3 mo. USD SOFR + 5.000%	13,902,197
6,430,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.500%	5,783,014
		26,404,864
	Chemicals - 0.3%
	CPC Acquisition Corp.
3,870,553	8.48%, 12/29/2027, 3 mo. USD LIBOR + 3.750%	3,154,500
1,960,000	12.48%, 12/29/2028, 3 mo. USD LIBOR + 7.750%	1,185,800
		4,340,300
	Commercial Services - 6.2%
12,043,926	Amentum Government Services Holdings LLC 8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	11,848,213
4,483,272	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	4,431,176
	Belron Finance U.S. LLC
4,543,017	7.06%, 04/13/2028, 3 mo. USD LIBOR + 2.500%	4,534,522
3,283,077	7.06%, 10/30/2026, 3 mo. USD LIBOR + 2.250%	3,277,594
EUR 14,300,000	Belron Luxembourg S.a.r.l. 4.23%, 04/13/2028, 3 mo. EURIBOR + 2.500%	15,271,392
	Cast and Crew Payroll LLC
$ 12,463,295	8.07%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	12,426,902
1,980,000	8.31%, 12/29/2028, 1 mo. USD SOFR + 3.750%	1,970,100
2,680,000	Fugue Finance LLC 0.00%, 01/25/2028, 1 mo. USD SOFR + 4.500%(9)	2,676,650
2,121,754	MPH Acquisition Holdings LLC 8.98%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	1,903,934
2,890,905	PECF USS Intermediate Holding III Corp. 8.82%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	2,464,150
	Trans Union LLC
4,899,225	6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	4,868,605
2,458,373	6.82%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	2,451,662
EUR 17,885,000	Verisure Holding AB 5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	18,425,418
$ 13,963,320	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	13,916,263
6,100,307	WW International, Inc. 8.07%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	3,573,743
		104,040,324
	Construction Materials - 1.1%
2,949,228	Chamberlain Group, Inc. 7.82%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	2,843,557
2,718,187	Oscar AcquisitionCo. LLC 9.18%, 04/29/2029, 3 mo. USD SOFR + 4.500%	2,628,813
7,056,035	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	7,047,215

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Construction Materials - 1.1% - (continued)
$ 3,979,434	Tamko Building Products LLC 7.75%, 06/01/2026, 3 mo. USD LIBOR + 3.000%	$ 3,919,743
2,576,356	Wilsonart LLC 7.98%, 12/31/2026, 3 mo. USD LIBOR + 3.250%	2,499,864
		18,939,192
	Distribution/Wholesale - 0.9%
12,790,932	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	12,767,781
2,137,768	PEARLS Bidco B.V. 8.43%, 02/26/2029, 1 mo. USD SOFR + 3.750%	2,119,062
		14,886,843
	Diversified Financial Services - 1.5%
	Blackhawk Network Holdings, Inc.
4,504,432	7.54%, 06/15/2025, 1 mo. USD SOFR + 3.000%	4,453,036
3,010,000	11.81%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,564,520
4,560,607	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	4,542,775
13,555,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	13,525,992
		25,086,323
	Electronics - 0.9%
14,998,332	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	14,927,990
	Engineering & Construction - 0.3%
5,916,131	Fluidra S.A. 6.66%, 01/29/2029, 1 mo. USD SOFR + 2.000%	5,834,784
	Entertainment - 7.2%
14,860,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(9)	14,839,345
10,535,976	Cinemark USA, Inc. 6.39%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	10,206,727
	Crown Finance U.S., Inc.
EUR 1,734,350	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	308,751
$ 23,794,347	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	3,923,212
17,223,505	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	17,351,131
15,035,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	15,069,430
11,392,862	Great Canadian Gaming Corp. 8.75%, 11/01/2026, 3 mo. USD LIBOR + 4.000%	11,314,593
3,130,375	Maverick Gaming LLC 12.23%, 09/03/2026, 3 mo. USD LIBOR + 7.500%	2,452,117
6,957,519	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	6,947,848
22,061,566	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	21,930,520
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Entertainment - 7.2% - (continued)
$ 9,105,955	William Morris Endeavor Entertainment LLC 7.32%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	$ 9,040,939
7,345,000	WMG Acquisition Corp. 6.69%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	7,328,914
		120,713,527
	Environmental Control - 0.3%
4,845,052	Filtration Group Corp. 8.07%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	4,816,806
	Food - 2.5%
4,082,474	8th Avenue Food & Provisions, Inc. 8.32%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	3,525,502
4,463,756	CHG PPC Parent LLC 7.63%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	4,430,278
EUR 15,370,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.125%	15,887,059
	U.S. Foods, Inc.
$ 11,002,673	6.57%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	10,969,005
6,284,056	7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	6,286,695
		41,098,539
	Food Service - 1.3%
	Aramark Services, Inc.
2,700,000	6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	2,679,183
2,456,810	6.32%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,427,648
17,054,937	7.07%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	17,001,726
		22,108,557
	Healthcare - Products - 2.1%
	Avantor Funding, Inc.
EUR 5,821,350	4.63%, 06/12/2028, 1 mo. EURIBOR + 2.500%	6,266,535
$ 6,060,986	6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	6,054,197
6,444,436	Bausch & Lomb, Inc. 7.84%, 05/10/2027, 3 mo. USD SOFR + 3.250%	6,266,183
5,875,525	Insulet Corp. 7.93%, 05/04/2028, 3 mo. USD SOFR + 3.250%	5,864,538
3,319,912	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	3,219,850
7,674,302	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	7,511,223
		35,182,526
	Healthcare - Services - 1.7%
2,176,495	ADMI Corp. 7.94%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	2,001,831
309	Aveanna Healthcare LLC 8.30%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(2)	251
5,634,084	Cano Health LLC 8.66%, 11/23/2027, 1 mo. USD SOFR + 4.000%	4,387,543
4,832,710	Envision Healthcare Corp. 8.48%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	1,395,445
	EyeCare Partners LLC
2,264,078	8.48%, 02/18/2027, 3 mo. USD LIBOR + 3.750%	1,883,441

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Healthcare - Services - 1.7% - (continued)
$ 2,215,000	11.48%, 11/15/2029, 3 mo. USD LIBOR + 6.750%	$ 1,789,299
4,765,882	ICON Luxembourg S.a.r.l. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	4,764,119
	IQVIA, Inc.
EUR 5,775,000	4.20%, 03/07/2024, 3 mo. EURIBOR + 2.000%(2)	6,262,597
3,116,260	4.20%, 06/11/2025, 3 mo. EURIBOR + 2.000%	3,369,684
$ 1,700,000	6.48%, 06/11/2025, 3 mo. USD LIBOR + 1.750%	1,697,348
	Pediatric Associates Holding Company LLC
116,507	6.21%, 12/29/2028, 1 mo. USD LIBOR + 3.250%(2)(10)	114,833
766,774	7.82%, 12/29/2028, 1 mo. USD LIBOR + 3.250%	755,756
		28,422,147
	Home Builders - 0.8%
	Tecta America Corp.
10,595,234	8.93%, 04/10/2028, 1 mo. USD SOFR + 4.250%	10,362,139
3,800,000	13.18%, 04/09/2029, 1 mo. USD SOFR + 8.500%(2)	3,515,000
		13,877,139
	Home Furnishings - 0.8%
14,726,242	Mattress Firm, Inc. 8.44%, 09/25/2028, 3 mo. USD LIBOR + 4.250%	13,566,550
	Housewares - 0.4%
	Solis IV BV
EUR 2,065,000	5.90%, 02/26/2029, 3 mo. EURIBOR + 4.000%	1,998,019
$ 4,915,300	7.86%, 02/26/2029, 3 mo. USD SOFR + 3.500%	4,494,452
		6,492,471
	Insurance - 7.7%
	Acrisure LLC
23,001,065	8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	22,142,205
1,116,703	8.82%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,085,066
	Asurion LLC
3,008,541	7.57%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,974,214
1,546,625	7.82%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,476,547
5,860,378	7.82%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	5,526,453
8,361,086	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	7,901,226
15,457,700	9.82%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	12,837,620
9,640,000	9.82%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	8,043,423
	Hub International Ltd.
18,393,494	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	18,361,490
4,264,499	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	4,258,785
5,455,000	8.22%, 11/10/2029, 3 mo. USD SOFR + 4.000%	5,448,509
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Insurance - 7.7% - (continued)
	Sedgwick Claims Management Services, Inc.
$ 19,633,796	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	$ 19,532,878
4,488,372	8.32%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	4,480,876
15,578,989	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%(2)	15,575,095
		129,644,387
	Internet - 3.8%
19,249,252	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	18,126,443
27,462,714	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	27,138,958
3,695,000	MH Sub LLC 10.65%, 02/23/2029, 3 mo. USD SOFR + 6.250%	3,319,736
2,004,336	NortonLifeLock, Inc. 6.66%, 09/12/2029, 1 mo. USD SOFR + 2.000%	1,998,483
2,383,410	Proofpoint, Inc. 7.98%, 08/31/2028, 3 mo. USD LIBOR + 3.250%	2,334,621
3,957,635	Rodan & Fields LLC 8.46%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	1,457,716
18,054,916	Shutterfly, Inc. 9.57%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	8,998,390
		63,374,347
	Leisure Time - 2.4%
	Carnival Corp.
4,537,631	7.57%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	4,459,856
3,577,773	7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	3,488,329
9,191,110	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	9,064,732
15,011,597	MajorDrive Holdings IV LLC 8.81%, 06/01/2028, 3 mo. USD LIBOR + 4.000%	14,491,595
9,689,880	SRAM LLC 7.32%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	9,568,757
		41,073,269
	Lodging - 1.8%
29,616,898	Caesars Resort Collection LLC 7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	29,577,803
	Media - 5.6%
3,888,185	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	3,880,913
6,756,415	Cable One, Inc. 6.57%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	6,673,379
	Charter Communications Operating LLC
10,173,228	6.32%, 04/30/2025, 1 mo. USD LIBOR + 1.750%(2)	10,151,661
5,007,663	6.32%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	4,988,284
	CSC Holdings LLC
3,464,719	6.96%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,209,196
12,690,354	8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%(2)	12,016,242
13,703,000	DirecTV Financing LLC 9.57%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	13,456,072

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Media - 5.6% - (continued)
$ 3,384,018	E.W. Scripps Co. 7.13%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	$ 3,366,252
EUR 2,400,000	UPC Broadband Holding B.V. 4.84%, 01/31/2029, 1 mo. EURIBOR + 2.925%	2,544,349
$ 8,075,000	UPC Financing Partnership 7.38%, 01/31/2029, 1 mo. USD LIBOR + 2.925%	8,052,794
EUR 4,480,000	Virgin Media Ireland Ltd. 5.38%, 07/15/2029, 1 mo. EURIBOR + 3.463%	4,748,673
GBP 9,500,000	Virgin Media SFA Finance Ltd. 6.71%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	11,017,310
EUR 9,985,000	Ziggo B.V. 3.76%, 01/31/2029, 6 mo. EURIBOR + 3.000%	10,249,150
		94,354,275
	Miscellaneous Manufacturing - 0.4%
	LTI Holdings, Inc.
$ 4,630,776	8.07%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	4,475,228
2,440,000	11.32%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	2,009,950
		6,485,178
	Oil & Gas Services - 0.0%
13,009,347	PES Holdings LLC 0.00%, 06/30/2023, 3 mo. USD LIBOR + 6.990%(6)(9)	325,234
	Packaging & Containers - 0.9%
3,184,290	BWAY Holding Co. 7.62%, 04/03/2024, 1 mo. USD LIBOR + 3.250%	3,152,447
7,114,494	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	6,979,888
	Pretium PKG Holdings, Inc.
4,781,700	8.78%, 10/02/2028, 3 mo. USD LIBOR + 4.000%	4,195,272
1,170,000	11.51%, 10/01/2029, 3 mo. USD LIBOR + 6.750%	713,946
		15,041,553
	Pharmaceuticals - 2.4%
3,373,623	Bausch Health Cos., Inc. 9.83%, 02/01/2027, 1 mo. USD SOFR + 5.150%	2,587,434
3,899,951	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	3,836,577
7,270,175	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	7,087,839
9,088,125	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	9,088,125
4,392,277	Jazz Financing Lux S.a.r.l. 8.07%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	4,386,084
	Organon & Co.
EUR 3,252,907	5.41%, 06/02/2028, 3 mo. EURIBOR + 3.000%	3,480,417
$ 3,907,505	7.75%, 06/02/2028, 3 mo. USD LIBOR + 3.000%	3,895,627
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Pharmaceuticals - 2.4% - (continued)
$ 4,577,737	PetVet Care Centers LLC 8.07%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	$ 4,338,550
1,187,423	PRA Health Sciences, Inc. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	1,186,983
		39,887,636
	Pipelines - 1.7%
1,174,551	BCP Renaissance Parent LLC 8.07%, 10/31/2024, 1 mo. USD LIBOR + 3.500%	1,168,678
5,798,560	Medallion Midland Acquisition LLC 8.59%, 10/18/2028, 3 mo. USD SOFR + 3.750%	5,791,311
9,447,095	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	9,411,669
10,077,584	Traverse Midstream Partners LLC 8.80%, 09/27/2024, 3 mo. USD SOFR + 4.250%	10,070,026
1,805,000	Whitewater Whistler Holdings LLC 0.00%, 01/25/2030, 1 mo. USD SOFR + 3.250%(9)	1,802,744
		28,244,428
	Retail - 7.5%
26,233,133	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	25,914,663
7,361,195	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	7,348,901
4,664,602	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	4,579,473
	IRB Holding Corp.
4,350,000	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	4,339,821
10,089,211	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	9,975,707
11,777,382	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	10,611,893
15,523,500	LSF9 Atlantis Holdings LLC 11.83%, 03/31/2029, 3 mo. USD SOFR + 7.250%	15,193,626
4,468,358	Medical Solutions Holdings, Inc. 8.07%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	4,310,357
5,559,607	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	5,097,492
EUR 2,825,000	Peer Holding B.V. 5.20%, 03/08/2025, 3 mo. EURIBOR + 3.000%	3,038,768
$ 2,706,344	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	2,675,627
6,713,687	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	6,659,172
	SRS Distribution, Inc.
13,851,594	8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	13,339,639
3,327,223	8.16%, 06/02/2028, 1 mo. USD SOFR + 3.500%	3,204,548
9,655,507	Staples, Inc. 9.44%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	9,022,299
		125,311,986

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Semiconductors - 1.2%
$ 15,875,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	$ 15,924,689
3,668,562	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.250%	3,623,622
		19,548,311
	Software - 9.0%
2,880,000	Ascend Learning LLC 10.32%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	2,490,163
	Athenahealth, Inc.
1,271,196	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.500%(10)	1,202,335
10,373,804	8.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	9,811,855
2,936,556	Camelot U.S. Acquisition Co. 7.52%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	2,929,214
2,079,000	CCC Intelligent Solutions, Inc. 6.80%, 09/21/2028, 1 mo. USD LIBOR + 2.250%	2,071,724
	DCert Buyer, Inc.
7,916,559	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	7,815,148
3,495,000	11.70%, 02/19/2029, 6 mo. USD LIBOR + 7.000%	3,189,188
5,588,083	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	5,573,107
6,007,568	E2open LLC 7.88%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	5,996,334
4,902,052	EP Purchaser LLC 8.23%, 11/06/2028, 3 mo. USD LIBOR + 3.500%	4,887,346
	Hyland Software, Inc.
1,075,785	8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,071,999
2,446,000	10.82%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	2,316,704
	McAfee LLC
EUR 2,014,875	6.49%, 03/01/2029, 3 mo. EURIBOR + 4.000%	2,072,734
$ 30,491,763	8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	28,719,581
8,342,484	Navicure, Inc. 8.57%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	8,274,743
18,740,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(9)	18,697,835
10,486,867	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	10,421,324
11,600,877	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	11,009,928
3,312,244	RealPage, Inc. 7.57%, 04/24/2028, 1 mo. USD LIBOR + 3.000%	3,225,728
12,586,051	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	12,554,586
1,682,887	Surf Holdings LLC 8.23%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	1,657,341
4,416,484	Ultimate Software Group, Inc. 8.58%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	4,369,272
		150,358,189
	Telecommunications - 2.6%
252,225	CenturyLink, Inc. 6.82%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	243,576
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.3%(8) - (continued)
	Telecommunications - 2.6% - (continued)
$ 2,772,054	Frontier Communications Corp. 8.50%, 05/01/2028, 3 mo. USD LIBOR + 3.750%	$ 2,712,288
1,790,000	Intrado Corp. 0.00%, 01/31/2030, 1 mo. USD SOFR + 4.000%(9)	1,777,327
EUR 11,140,000	Lorca Holdco Ltd. 6.32%, 09/17/2027, 6 mo. EURIBOR + 3.750%	11,853,499
13,698,801	Numericable Group S.A. 5.49%, 07/31/2025, 3 mo. EURIBOR + 3.000%	14,334,181
$ 5,052,337	Venga Finance S.a.r.l. 9.48%, 12/04/2028, 3 mo. USD LIBOR + 4.750%	4,768,143
	Xplornet Communications, Inc.
3,285,393	8.57%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	2,596,643
2,230,000	11.57%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	1,315,700
4,000,663	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	3,920,650
		43,522,007
	Transportation - 0.1%
1,809,701	PODS LLC 7.57%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,765,146
	Total Senior Floating Rate Interests (cost $1,434,610,178)	$ 1,360,370,158
COMMON STOCKS - 0.7%
	Energy - 0.6%
2,037,975	Ascent Resources Marcellus Holdings LLC Class A*(11)	$ 4,967,564
71,083	Foresight Energy LLC*	746,371
15,718	Kelly Topco Shares(11)(12)	1,311,195
544,947	PES Energy Liquidating Trust*(11)	—
112,212	Texgen Power LLC*	2,917,512
		9,942,642
	Insurance - 0.0%
175,508	AFG Holdings, Inc.*	87,754
	Materials - 0.1%
37,645	UTEX Industries, Inc.*	2,409,280
	Total Common Stocks (cost $21,715,275)	$ 12,439,676
EXCHANGE-TRADED FUNDS - 3.8%
	Other Investment Pools & Funds - 3.8%
1,265,400	Invesco Senior Loan ETF	$ 26,712,594
877,200	SPDR Blackstone Senior Loan ETF	36,921,348
		63,633,942
	Total Exchange-Traded Funds (cost $66,423,960)	$ 63,633,942
WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(11)	$ 1,887
	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025*(11)	131,100
	Total Warrants (cost $107,156)	$ 132,987
	Total Long-Term Investments (cost $1,682,130,064)	$ 1,573,704,002

78

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.6%
	Other Investment Pools & Funds - 7.6%
127,225,865	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(13)		$ 127,225,864
	Total Short-Term Investments (cost $127,225,864)		$ 127,225,864
	Total Investments (cost $1,809,355,928)	101.7%	$ 1,700,929,866
	Other Assets and Liabilities	(1.7)%	(27,617,006)
	Total Net Assets	100.0%	$ 1,673,312,860
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $115,683,722, representing 6.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $13,202,604, representing 0.8% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2023, the aggregate value of the unfunded commitment was $1,317,168, which represents to 0.1% of total net assets.
(11)	Investment valued using significant unobservable inputs.
(12)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,311,195 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	15,718	$ 1,251,310	$ 1,311,195

(13)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	20	03/08/2023	$ 2,346,000	$ 43,691
U.S. Treasury 5-Year Note Future	58	03/31/2023	6,336,047	(67,486)
Total futures contracts				$ (23,795)

79

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Total Return Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	40,660,000	(4.81%)	03/20/2023	At Maturity	$ —	$ —	$ 1,055,373	$ 1,055,373
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	19,025,000	(4.75%)	06/20/2023	At Maturity	—	—	651,004	651,004
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,375,000	(4.75%)	09/20/2023	At Maturity	—	—	541,306	541,306
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	22,400,000	(4.75%)	09/20/2023	At Maturity	—	—	698,310	698,310
Total OTC total return swap contracts							$ —	$ —	$ 2,945,993	$ 2,945,993

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	9,225,000	(5.00%)	12/20/2027	Quarterly	$ (206,617)	$ (302,786)	$ (96,169)
Total centrally cleared credit default swap contracts						$ (206,617)	$ (302,786)	$ (96,169)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,043,000	EUR	1,135,876	USD	JPM	02/28/2023	$ 80
3,190,602	EUR	3,481,336	USD	UBS	02/28/2023	(6,377)
153,418,689	USD	140,350,641	EUR	TDB	02/28/2023	559,533
3,537,696	USD	3,242,000	EUR	CIB	02/28/2023	6,758
14,164,545	USD	11,401,321	GBP	JPM	02/28/2023	99,813
Total foreign currency contracts						$ 659,807
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
80

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 44,899,339	$ —	$ 44,899,339	$ —
Convertible Bonds	7,746,526	—	7,746,526	—
Corporate Bonds	84,481,374	—	84,481,374	—
Senior Floating Rate Interests	1,360,370,158	—	1,360,370,158	—
Common Stocks
Energy	9,942,642	—	3,663,883	6,278,759
Insurance	87,754	—	87,754	—
Materials	2,409,280	—	2,409,280	—
Exchange-Traded Funds	63,633,942	63,633,942	—	—
Warrants	132,987	—	—	132,987
Short-Term Investments	127,225,864	127,225,864	—	—
Foreign Currency Contracts(2)	666,184	—	666,184	—
Futures Contracts(2)	43,691	43,691	—	—
Swaps- Total Return(2)	2,945,993	—	2,945,993	—
Total	$ 1,704,585,734	$ 190,903,497	$ 1,507,270,491	$ 6,411,746
Liabilities
Foreign Currency Contracts(2)	$ (6,377)	$ —	$ (6,377)	$ —
Futures Contracts(2)	(67,486)	(67,486)	—	—
Swaps - Credit Default(2)	(96,169)	—	(96,169)	—
Total	$ (170,032)	$ (67,486)	$ (102,546)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
81

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
	Asset-Backed - Finance & Insurance - 2.7%
$ 825,000	Apidos CLO 5.82%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	$ 817,489
	Ares CLO Ltd.
400,000	5.84%, 04/18/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	395,520
725,000	6.61%, 05/15/2030, 3 mo. USD LIBOR + 2.000%(1)(2)	716,776
	Bain Capital Credit CLO Ltd.
540,000	6.03%, 01/20/2032, 3 mo. USD LIBOR + 1.220%(1)(2)	534,759
534,603	6.40%, 07/19/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	520,729
	Carlyle Global Market Strategies CLO Ltd.
246,369	5.79%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	244,275
534,603	6.36%, 07/20/2031(1)(2)	523,646
250,000	CARLYLE U.S. CLO Ltd. 6.46%, 07/20/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	243,963
	CIFC Funding Ltd.
875,000	5.91%, 04/20/2032, 3 mo. USD LIBOR + 1.100%(1)(2)	865,070
267,302	6.22%, 04/24/2031(1)(2)	260,631
303,320	Dryden 36 Senior Loan Fund 5.81%, 04/15/2029, 3 mo. USD LIBOR + 1.020%(1)(2)	301,682
534,603	KKR CLO 28 Ltd. 5.91%, 03/15/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	531,137
	Madison Park Funding Ltd.
711,089	5.79%, 04/25/2029, 3 mo. USD LIBOR + 0.970%(1)(2)	702,514
425,000	5.95%, 04/19/2033, 3 mo. USD LIBOR + 1.150%(1)(2)	421,520
255,000	Neuberger Berman CLO 6.14%, 10/15/2029, 3 mo. USD LIBOR + 1.350%(1)(2)	247,688
875,000	Niagara Park CLO Ltd. 5.79%, 07/17/2032, 3 mo. USD LIBOR + 1.000%(1)(2)	864,597
600,000	Octagon 57 Ltd. 6.44%, 10/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	584,183
370,000	Sound Point CLO 6.41%, 10/20/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	364,571
550,000	TCI-Flatiron CLO Ltd. 5.86%, 01/29/2032, 3 mo. USD LIBOR + 1.060%(1)(2)	544,331
		9,685,081
	Total Asset & Commercial Mortgage-Backed Securities (cost $9,524,468)	$ 9,685,081
CONVERTIBLE BONDS - 0.6%
	Airlines - 0.3%
1,100,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 869,550
	Internet - 0.3%
GBP 1,100,000	Trainline plc 1.00%, 01/14/2026(3)	1,124,086
	Total Convertible Bonds (cost $2,498,181)	$ 1,993,636
CORPORATE BONDS - 7.0%
	Commercial Banks - 1.6%
	Credit Suisse Group AG
$ 3,950,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(4)(5)	$ 3,466,520
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.0% - (continued)
	Commercial Banks - 1.6% - (continued)
$ 340,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 3 mo. USD SOFR + 5.020% thereafter)(1)(4)	$ 381,590
1,825,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,761,240
		5,609,350
	Commercial Services - 0.4%
EUR 450,000	Verisure Holding AB 3.25%, 02/15/2027(3)	431,754
$ 2,090,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,113,422
		1,545,176
	Diversified Financial Services - 0.6%
675,000	Credit Acceptance Corp. 5.13%, 12/31/2024(1)	630,513
1,970,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,419,158
1,435,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029*(1)(6)	43,050
205,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	184,052
		2,276,773
	Electrical Components & Equipment - 0.2%
EUR 740,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	653,762
	Entertainment - 0.2%
$ 650,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	650,110
	Insurance - 0.2%
750,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	750,006
	Internet - 0.3%
395,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	400,135
EUR 670,000	United Group B.V. 5.25%, 02/01/2030(1)	576,644
		976,779
	IT Services - 0.1%
$ 475,000	McAfee Corp. 7.38%, 02/15/2030(1)	396,086
	Leisure Time - 0.7%
	Carnival Corp.
1,760,000	7.63%, 03/01/2026(1)	1,601,600
975,000	10.50%, 06/01/2030(1)	938,437
		2,540,037
	Office/Business Equipment - 0.2%
825,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	767,413
	Oil & Gas - 0.1%
295,000	Transocean, Inc. 8.75%, 02/15/2030(1)	304,587
	Pharmaceuticals - 0.3%
EUR 1,000,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	1,064,320
	Real Estate - 0.6%
	CIFI Holdings Group Co., Ltd.
$ 400,000	4.38%, 04/12/2027(3)	120,300
450,000	4.45%, 08/17/2026(3)	138,367
650,000	5.95%, 10/20/2025(3)	201,197
	Country Garden Holdings Co., Ltd.
470,000	3.30%, 01/12/2031(3)	272,471
600,000	4.80%, 08/06/2030(3)	362,594
400,000	5.13%, 01/14/2027(3)	268,019
500,000	5.63%, 01/14/2030(3)	318,503

82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.0% - (continued)
	Real Estate - 0.6% - (continued)
$ 550,000	Times China Holdings Ltd. 6.75%, 07/08/2025(3)	$ 107,001
1,225,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024*(3)(6)	188,646
		1,977,098
	Retail - 1.3%
470,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(7)	351,325
2,225,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	2,024,705
1,175,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	893,000
	Staples, Inc.
800,000	7.50%, 04/15/2026(1)	710,840
825,000	10.75%, 04/15/2027(1)	628,485
		4,608,355
	Software - 0.1%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	173,004
375,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	316,669
		489,673
	Telecommunications - 0.1%
EUR 550,000	Altice France S.A. 4.13%, 01/15/2029(3)	468,613
	Total Corporate Bonds (cost $31,144,099)	$ 25,078,138
SENIOR FLOATING RATE INTERESTS - 81.7%(8)
	Advertising - 0.1%
$ 410,000	ABG Intermediate Holdings 2 LLC 10.66%, 12/20/2029, 1 mo. USD SOFR + 6.000%	$ 375,408
	Aerospace/Defense - 0.9%
728,175	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	728,357
	TransDigm, Inc.
2,000,000	0.00%, 02/22/2027, 1 mo. USD SOFR + 3.250%(9)	2,002,500
398,972	6.98%, 05/30/2025, 1 mo. USD SOFR + 2.250%	397,899
		3,128,756
	Airlines - 1.8%
2,937,000	Air Canada 8.13%, 08/11/2028, 3 mo. USD LIBOR + 3.500%	2,932,272
380,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	389,914
1,921,500	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	2,001,242
1,163,750	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,202,305
		6,525,733
	Apparel - 1.7%
6,113,655	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	6,069,698
	Auto Parts & Equipment - 1.8%
EUR 1,375,000	Clarios Global L.P. 5.38%, 04/30/2026, 1 mo. EURIBOR + 3.250%	1,451,153
	First Brands Group LLC
$ 2,995,791	10.25%, 03/30/2027, 3 mo. USD SOFR + 5.000%	2,925,390
2,125,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.500%	1,911,182
		6,287,725
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Chemicals - 0.1%
$ 540,000	CPC Acquisition Corp. 12.48%, 12/29/2028, 3 mo. USD LIBOR + 7.750%	$ 326,700
	Commercial Services - 5.8%
3,602,897	Amentum Government Services Holdings LLC 8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	3,544,350
405,690	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	400,976
	Belron Finance U.S. LLC
447,722	7.06%, 04/13/2028, 3 mo. USD LIBOR + 2.500%	446,884
1,552,781	7.06%, 10/30/2026, 3 mo. USD LIBOR + 2.250%	1,550,188
EUR 2,700,000	Belron Luxembourg S.a.r.l. 4.23%, 04/13/2028, 3 mo. EURIBOR + 2.500%	2,883,410
$ 2,973,743	Cast and Crew Payroll LLC 8.07%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	2,965,060
580,000	Fugue Finance LLC 0.00%, 01/25/2028, 1 mo. USD SOFR + 4.500%(9)	579,275
507,463	MPH Acquisition Holdings LLC 8.98%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	455,367
607,472	PECF USS Intermediate Holding III Corp. 8.82%, 12/15/2028, 1 mo. USD LIBOR + 4.250%	517,797
505,168	Trans Union LLC 6.82%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	503,789
EUR 3,435,000	Verisure Holding AB 5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,538,793
$ 2,632,252	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,623,381
1,409,283	WW International, Inc. 8.07%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	825,600
		20,834,870
	Construction Materials - 0.6%
987,525	Oscar AcquisitionCo. LLC 9.18%, 04/29/2029, 3 mo. USD SOFR + 4.500%	955,055
570,000	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	569,287
561,910	Wilsonart LLC 7.98%, 12/31/2026, 3 mo. USD LIBOR + 3.250%	545,227
		2,069,569
	Distribution/Wholesale - 0.5%
1,841,909	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,838,575
	Diversified Financial Services - 1.6%
	Blackhawk Network Holdings, Inc.
628,334	7.54%, 06/15/2025, 1 mo. USD SOFR + 3.000%	621,165
560,000	11.81%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	477,120
852,036	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	848,704
3,805,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	3,796,857
		5,743,846
	Electronics - 0.9%
3,316,091	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	3,300,539

83

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Engineering & Construction - 0.3%
$ 1,268,503	Fluidra S.A. 6.66%, 01/29/2029, 1 mo. USD SOFR + 2.000%	$ 1,251,061
	Entertainment - 8.2%
3,995,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(9)	3,989,447
933,405	Cinemark USA, Inc. 6.39%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	904,236
	Crown Finance U.S., Inc.
EUR 201,578	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	35,885
$ 6,792,389	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	1,119,929
4,801,158	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	4,836,735
3,930,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	3,939,000
3,418,648	Great Canadian Gaming Corp. 8.75%, 11/01/2026, 3 mo. USD LIBOR + 4.000%	3,395,162
641,875	Maverick Gaming LLC 12.23%, 09/03/2026, 3 mo. USD LIBOR + 7.500%	502,800
922,682	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	921,399
5,010,550	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	4,980,787
2,191,633	William Morris Endeavor Entertainment LLC 7.32%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,175,985
2,655,000	WMG Acquisition Corp. 6.69%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	2,649,185
		29,450,550
	Environmental Control - 0.2%
885,057	Filtration Group Corp. 8.07%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	879,897
	Food - 2.2%
865,979	8th Avenue Food & Provisions, Inc. 8.32%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	747,834
1,022,425	CHG PPC Parent LLC 7.63%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	1,014,756
EUR 3,240,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.125%	3,348,996
$ 2,886,847	U.S. Foods, Inc. 6.57%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	2,878,014
		7,989,600
	Food Service - 1.1%
	Aramark Services, Inc.
1,025,000	6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	1,017,097
247,112	6.32%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	244,180
2,707,006	7.07%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	2,698,560
		3,959,837
	Healthcare - Products - 2.0%
	Avantor Funding, Inc.
EUR 1,231,250	4.63%, 06/12/2028, 1 mo. EURIBOR + 2.500%	1,325,409
$ 1,291,076	6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,289,630
1,474,703	Bausch & Lomb, Inc. 7.84%, 05/10/2027, 3 mo. USD SOFR + 3.250%	1,433,912
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Healthcare - Products - 2.0% - (continued)
$ 1,147,525	Insulet Corp. 7.93%, 05/04/2028, 3 mo. USD SOFR + 3.250%	$ 1,145,379
2,040,870	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	1,997,502
		7,191,832
	Healthcare - Services - 1.4%
239,206	ADMI Corp. 7.94%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	220,009
64	Aveanna Healthcare LLC 8.30%, 07/17/2028, 1 mo. USD LIBOR + 3.750%	52
1,233,319	Cano Health LLC 8.66%, 11/23/2027, 1 mo. USD SOFR + 4.000%	960,447
724,906	Envision Healthcare Corp. 8.48%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	209,317
	EyeCare Partners LLC
433,543	8.48%, 02/18/2027, 3 mo. USD LIBOR + 3.750%	360,655
460,000	11.48%, 11/15/2029, 3 mo. USD LIBOR + 6.750%	371,593
643,379	ICON Luxembourg S.a.r.l. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	643,141
	IQVIA, Inc.
EUR 1,225,000	4.20%, 03/07/2024, 3 mo. EURIBOR + 2.000%	1,328,430
$ 800,000	6.48%, 06/11/2025, 3 mo. USD LIBOR + 1.750%	798,752
		4,892,396
	Home Builders - 1.1%
	Tecta America Corp.
2,915,777	8.93%, 04/10/2028, 1 mo. USD SOFR + 4.250%	2,851,630
1,000,000	13.18%, 04/09/2029, 1 mo. USD SOFR + 8.500%	925,000
		3,776,630
	Home Furnishings - 0.9%
3,463,635	Mattress Firm, Inc. 8.44%, 09/25/2028, 3 mo. USD LIBOR + 4.250%	3,190,873
	Housewares - 0.1%
EUR 435,000	Solis IV BV 5.90%, 02/26/2029, 3 mo. EURIBOR + 4.000%	420,890
	Insurance - 9.5%
	Acrisure LLC
$ 3,592,577	8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	3,458,430
491,464	8.82%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	477,541
	Asurion LLC
2,593,239	7.57%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,563,650
569,059	7.82%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	543,275
818,750	7.82%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	772,098
1,342,849	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	1,268,992
5,897,259	9.82%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	4,897,674
3,310,000	9.82%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	2,761,798

84

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Insurance - 9.5% - (continued)
	Hub International Ltd.
$ 4,597,312	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	$ 4,589,313
1,222,612	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	1,220,973
1,215,000	8.22%, 11/10/2029, 3 mo. USD SOFR + 4.000%	1,213,554
	Sedgwick Claims Management Services, Inc.
5,050,625	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	5,024,665
997,416	8.32%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	995,750
4,309,452	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	4,308,374
		34,096,087
	Internet - 3.8%
3,771,855	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	3,551,843
6,113,886	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	6,041,338
920,000	MH Sub LLC 10.65%, 02/23/2029, 3 mo. USD SOFR + 6.250%	826,565
419,512	NortonLifeLock, Inc. 6.66%, 09/12/2029, 1 mo. USD SOFR + 2.000%	418,287
343,735	Proofpoint, Inc. 7.98%, 08/31/2028, 3 mo. USD LIBOR + 3.250%	336,698
812,277	Rodan & Fields LLC 8.46%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	299,186
4,213,653	Shutterfly, Inc. 9.57%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	2,100,043
		13,573,960
	Leisure Time - 2.4%
	Carnival Corp.
784,518	7.57%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	771,071
481,882	7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	469,835
1,708,400	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	1,684,910
3,275,902	MajorDrive Holdings IV LLC 8.81%, 06/01/2028, 3 mo. USD LIBOR + 4.000%	3,162,425
2,525,431	SRAM LLC 7.32%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	2,493,863
		8,582,104
	Lodging - 2.2%
7,831,840	Caesars Resort Collection LLC 7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	7,821,502
	Media - 3.7%
954,552	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	952,767
1,095,935	Cable One, Inc. 6.57%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,082,466
1,795,276	Charter Communications Operating LLC 6.32%, 04/30/2025, 1 mo. USD LIBOR + 1.750%	1,791,470
1,566,917	CSC Holdings LLC 8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%	1,483,683
3,288,735	DirecTV Financing LLC 9.57%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	3,229,472
EUR 625,000	UPC Broadband Holding B.V. 4.84%, 01/31/2029, 1 mo. EURIBOR + 2.925%	662,591
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Media - 3.7% - (continued)
GBP 1,925,000	Virgin Media SFA Finance Ltd. 6.71%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	$ 2,232,455
EUR 595,000	Ziggo B.V. 3.76%, 01/31/2029, 6 mo. EURIBOR + 3.000%	610,740
$ 1,300,000	Ziggo Financing Partnership 6.96%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,288,222
		13,333,866
	Miscellaneous Manufacturing - 0.4%
	LTI Holdings, Inc.
688,989	8.07%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	665,846
815,000	11.32%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	671,356
		1,337,202
	Packaging & Containers - 0.6%
926,848	BWAY Holding Co. 7.62%, 04/03/2024, 1 mo. USD LIBOR + 3.250%	917,580
925,000	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	907,499
490,000	Pretium PKG Holdings, Inc. 11.51%, 10/01/2029, 3 mo. USD LIBOR + 6.750%	299,003
		2,124,082
	Pharmaceuticals - 2.4%
721,130	Bausch Health Cos., Inc. 9.83%, 02/01/2027, 1 mo. USD SOFR + 5.150%	553,078
1,182,246	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,163,035
1,119,289	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	1,091,217
2,623,275	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	2,623,275
891,543	Jazz Financing Lux S.a.r.l. 8.07%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	890,285
EUR 1,177,100	Organon & Co. 5.41%, 06/02/2028, 3 mo. EURIBOR + 3.000%	1,259,427
$ 1,025,881	PetVet Care Centers LLC 8.07%, 02/14/2025, 1 mo. USD LIBOR + 3.500%	972,279
160,298	PRA Health Sciences, Inc. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	160,239
		8,712,835
	Pipelines - 1.7%
214,471	BCP Renaissance Parent LLC 8.07%, 10/31/2024, 1 mo. USD LIBOR + 3.500%	213,399
1,278,387	Medallion Midland Acquisition LLC 8.59%, 10/18/2028, 3 mo. USD SOFR + 3.750%	1,276,789
2,210,150	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	2,201,862
1,970,998	Traverse Midstream Partners LLC 8.80%, 09/27/2024, 3 mo. USD SOFR + 4.250%	1,969,519
510,000	Whitewater Whistler Holdings LLC 0.00%, 01/25/2030, 1 mo. USD SOFR + 3.250%(9)	509,363
		6,170,932
	Retail - 8.3%
5,352,751	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,287,768
1,884,590	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	1,881,443
830,556	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	815,398

85

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Retail - 8.3% - (continued)
	IRB Holding Corp.
$ 900,000	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	$ 897,894
2,572,205	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	2,543,267
2,822,855	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	2,543,505
3,954,937	LSF9 Atlantis Holdings LLC 11.83%, 03/31/2029, 3 mo. USD SOFR + 7.250%	3,870,895
997,947	Medical Solutions Holdings, Inc. 8.07%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	962,660
2,117,731	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	1,941,706
557,117	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	550,794
1,340,192	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,329,310
	SRS Distribution, Inc.
2,775,449	8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	2,672,868
1,363,020	8.16%, 06/02/2028, 1 mo. USD SOFR + 3.500%	1,312,766
3,356,017	Staples, Inc. 9.44%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,135,929
		29,746,203
	Semiconductors - 1.4%
4,295,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	4,308,443
765,312	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.250%	755,938
		5,064,381
	Software - 9.2%
625,000	Ascend Learning LLC 10.32%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	540,400
	Athenahealth, Inc.
360,549	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.500%(10)	341,018
2,942,323	8.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	2,782,938
	DCert Buyer, Inc.
2,174,671	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	2,146,813
725,000	11.70%, 02/19/2029, 6 mo. USD LIBOR + 7.000%	661,563
550,000	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	548,526
1,000,000	E2open LLC 7.88%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	998,130
1,069,032	EP Purchaser LLC 8.23%, 11/06/2028, 3 mo. USD LIBOR + 3.500%	1,065,825
812,800	Hyland Software, Inc. 10.82%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	769,835
	McAfee LLC
EUR 940,275	6.49%, 03/01/2029, 3 mo. EURIBOR + 4.000%	967,276
$ 8,796,723	8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	8,285,457
920,269	Navicure, Inc. 8.57%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	912,796
5,650,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(9)	5,637,288
2,234,944	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	2,220,975
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 81.7%(8) - (continued)
	Software - 9.2% - (continued)
$ 3,260,759	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	$ 3,094,656
1,968,724	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,963,802
		32,937,298
	Telecommunications - 2.8%
841,464	Frontier Communications Corp. 8.50%, 05/01/2028, 3 mo. USD LIBOR + 3.750%	823,322
505,000	Intrado Corp. 0.00%, 01/31/2030, 1 mo. USD SOFR + 4.000%(9)	501,425
EUR 2,315,000	Lorca Holdco Ltd. 6.32%, 09/17/2027, 6 mo. EURIBOR + 3.750%	2,463,272
3,064,996	Numericable Group S.A. 5.49%, 07/31/2025, 3 mo. EURIBOR + 3.000%	3,207,157
$ 1,461,337	Venga Finance S.a.r.l. 9.48%, 12/04/2028, 3 mo. USD LIBOR + 4.750%	1,379,137
770,000	Xplornet Communications, Inc. 11.57%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	454,300
1,062,293	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	1,041,047
		9,869,660
	Total Senior Floating Rate Interests (cost $307,562,410)	$ 292,875,097
COMMON STOCKS - 0.4%
	Energy - 0.3%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)	$ 464,919
13,824	Foresight Energy LLC*	145,148
2,907	Kelly Topco Shares(11)(12)	242,502
13,865	Texgen Power LLC*	360,490
		1,213,059
	Insurance - 0.0%
34,814	AFG Holdings, Inc.*	17,407
	Materials - 0.1%
3,079	UTEX Industries, Inc.*	197,056
	Total Common Stocks (cost $2,429,411)	$ 1,427,522
EXCHANGE-TRADED FUNDS - 4.3%
	Other Investment Pools & Funds - 4.3%
187,700	Invesco Senior Loan ETF	$ 3,962,347
271,200	SPDR Blackstone Senior Loan ETF	11,414,808
		15,377,155
	Total Exchange-Traded Funds (cost $16,353,334)	$ 15,377,155
WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(11)	$ 442
	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025*(11)	32,775
	Total Warrants (cost $19,724)	$ 33,217
	Total Long-Term Investments (cost $369,531,627)	$ 346,469,846

86

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.9%
	Other Investment Pools & Funds - 5.9%
21,086,684	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(13)		$ 21,086,684
	Total Short-Term Investments (cost $21,086,684)		$ 21,086,684
	Total Investments (cost $390,618,311)	102.6%	$ 367,556,530
	Other Assets and Liabilities	(2.6)%	(9,150,536)
	Total Net Assets	100.0%	$ 358,405,994
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $30,821,434, representing 8.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $4,001,551, representing 1.1% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2023, the aggregate value of the unfunded commitment was $341,018, which represents to 0.1% of total net assets.
(11)	Investment valued using significant unobservable inputs.
(12)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $242,502 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 242,502

(13)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	6	03/08/2023	$ 765,137	$ 13,006
U.S. Treasury 5-Year Note Future	17	03/31/2023	1,857,117	(19,771)
Total futures contracts				$ (6,765)

87

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Total Return Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,315,000	(4.81%)	03/20/2023	At Maturity	$ —	$ —	$ 249,806	$ 249,806
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	4,125,000	(4.75%)	06/20/2023	At Maturity	—	—	141,151	141,151
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(4.75%)	09/20/2023	At Maturity	—	—	168,342	168,342
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	5,400,000	(4.75%)	09/20/2023	At Maturity	—	—	130,639	130,639
Total OTC total return swap contracts							$ —	$ —	$ 689,938	$ 689,938

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	2,030,000	(5.00%)	12/20/2027	Quarterly	$ (45,205)	$ (66,629)	$ (21,424)
Total centrally cleared credit default swap contracts						$ (45,205)	$ (66,629)	$ (21,424)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
230,000	EUR	250,481	USD	JPM	02/28/2023	$ 18
1,399,113	EUR	1,526,603	USD	UBS	02/28/2023	(2,797)
2,091,000	EUR	2,284,526	USD	RBC	02/28/2023	(7,169)
30,882,619	USD	28,252,069	EUR	TDB	02/28/2023	112,632
1,766,671	USD	1,617,000	EUR	RBC	02/28/2023	5,559
1,463,310	USD	1,341,000	EUR	CIB	02/28/2023	2,795
3,575,512	USD	2,878,000	GBP	JPM	02/28/2023	25,195
Total foreign currency contracts						$ 136,233
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
88

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,685,081	$ —	$ 9,685,081	$ —
Convertible Bonds	1,993,636	—	1,993,636	—
Corporate Bonds	25,078,138	—	25,078,138	—
Senior Floating Rate Interests	292,875,097	—	292,875,097	—
Common Stocks
Energy	1,213,059	—	505,638	707,421
Insurance	17,407	—	17,407	—
Materials	197,056	—	197,056	—
Exchange-Traded Funds	15,377,155	15,377,155	—	—
Warrants	33,217	—	—	33,217
Short-Term Investments	21,086,684	21,086,684	—	—
Foreign Currency Contracts(2)	146,199	—	146,199	—
Futures Contracts(2)	13,006	13,006	—	—
Swaps- Total Return(2)	689,938	—	689,938	—
Total	$ 368,405,673	$ 36,476,845	$ 331,188,190	$ 740,638
Liabilities
Foreign Currency Contracts(2)	$ (9,966)	$ —	$ (9,966)	$ —
Futures Contracts(2)	(19,771)	(19,771)	—	—
Swaps - Credit Default(2)	(21,424)	—	(21,424)	—
Total	$ (51,161)	$ (19,771)	$ (31,390)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
89

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 55.6%
2,361,623	Hartford Core Equity Fund, Class F	$ 96,448,659
2,632,859	Hartford Large Cap Growth ETF	34,306,153
1,266,946	Hartford Multifactor US Equity ETF	51,349,321
593,176	Hartford Schroders Commodity Strategy ETF	9,900,108
1,643,873	Hartford Small Cap Value Fund, Class F	18,904,541
2,344,122	The Hartford Equity Income Fund, Class F	48,359,242
348,858	The Hartford Growth Opportunities Fund, Class F	12,837,980
921,642	The Hartford Small Company Fund, Class F	17,234,698
	Total Domestic Equity Funds (cost $253,324,769)	$ 289,340,702
	International/Global Equity Funds - 22.0%
1,518,274	Hartford Multifactor Developed Markets (ex-US) ETF	40,279,809
817,067	Hartford Schroders Emerging Markets Equity Fund, Class F	13,056,724
2,145,768	Hartford Schroders International Multi-Cap Value Fund, Class F	20,170,220
707,493	The Hartford International Growth Fund, Class F	10,577,023
1,820,757	The Hartford International Opportunities Fund, Class F	30,333,814
	Total International/Global Equity Funds (cost $114,201,751)	$ 114,417,590
	Taxable Fixed Income Funds - 22.1%
965,925	Hartford Core Bond ETF	34,043,833
3,156,861	Hartford Schroders Sustainable Core Bond Fund, Class F	27,811,950
1,981,383	The Hartford Strategic Income Fund, Class F	15,375,530
3,714,836	The Hartford World Bond Fund, Class F	37,928,476
	Total Taxable Fixed Income Funds (cost $122,542,000)	$ 115,159,789
	Total Affiliated Investment Companies (cost $490,068,520)	$ 518,918,081
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,699,384	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(1)		$ 1,699,384
	Total Short-Term Investments (cost $1,699,384)		$ 1,699,384
	Total Investments (cost $491,767,904)	100.0%	$ 520,617,465
	Other Assets and Liabilities	(0.0)%	(106,195)
	Total Net Assets	100.0%	$ 520,511,270
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 518,918,081	$ 518,918,081	$ —	$ —
Short-Term Investments	1,699,384	1,699,384	—	—
Total	$ 520,617,465	$ 520,617,465	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
90

Hartford Global Impact Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 0.8%
759,494	Cleanaway Waste Management Ltd.	$ 1,471,636
	Bangladesh - 0.5%
341,977	GrameenPhone Ltd.(1)	826,319
	Brazil - 2.2%
311,500	Telefonica Brasil S.A.	2,566,225
771,800	YDUQS Participacoes S.A.	1,570,572
		4,136,797
	Canada - 2.9%
76,425	Brookfield Renewable Partners L.P. Class A	2,225,748
60,612	Stantec, Inc.	3,159,632
		5,385,380
	China - 3.8%
1,650,000	CSPC Pharmaceutical Group Ltd.	1,881,335
200,800	Hangzhou Tigermed Consulting Co., Ltd. Class H(2)	2,634,028
48,900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,417,626
		6,932,989
	Finland - 2.1%
823,263	Nokia Oyj	3,903,515
	India - 0.6%
72,024	Shriram Finance Ltd.	1,136,226
	Indonesia - 1.8%
10,971,329	Bank Rakyat Indonesia Persero Tbk PT	3,364,553
	Ireland - 2.2%
22,775	Trane Technologies plc	4,079,458
	Israel - 1.5%
8,885	SolarEdge Technologies, Inc.*	2,835,470
	Japan - 1.3%
99,848	Katitas Co., Ltd.	2,448,317
	Kenya - 0.6%
5,445,700	Safaricom plc	1,023,529
	Netherlands - 2.9%
50,031	Aalberts N.V.	2,365,594
23,192	Koninklijke DSM N.V.	2,982,537
		5,348,131
	Puerto Rico - 1.9%
52,208	Popular, Inc.	3,583,557
	South Africa - 2.9%
3,356,049	Old Mutual Ltd.	2,287,747
431,219	Vodacom Group Ltd.	3,030,543
		5,318,290
	South Korea - 1.6%
5,292	Samsung SDI Co., Ltd.	2,965,648
	Spain - 1.8%
11,326	Acciona S.A.	2,209,703
17,671	Befesa S.A.(2)	1,013,629
		3,223,332
	Sweden - 0.4%
20,667	MIPS AB	790,910
	Switzerland - 1.5%
37,907	Landis+Gyr Group AG*	2,792,673
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Taiwan - 1.9%
272,700	Chroma ATE, Inc.	$ 1,692,296
74,891	MediaTek, Inc.	1,809,438
		3,501,734
	United Kingdom - 4.7%
24,144	Croda International plc	2,057,956
54,431	Genus plc	1,952,272
103,157	Hikma Pharmaceuticals plc	2,182,193
138,414	Nomad Foods Ltd.*	2,462,385
		8,654,806
	United States - 56.0%
27,380	Abbott Laboratories	3,026,859
17,468	Advanced Drainage Systems, Inc.	1,761,473
29,866	Agilent Technologies, Inc.	4,542,021
113,612	agilon health, Inc.*	2,472,197
21,875	Alexandria Real Estate Equities, Inc. REIT	3,516,187
15,544	Amedisys, Inc.*	1,502,483
8,923	Autodesk, Inc.*	1,919,873
20,422	Block, Inc.*	1,668,886
107,446	Boston Scientific Corp.*	4,969,377
25,780	CyberArk Software Ltd.*	3,631,886
14,952	Danaher Corp.	3,953,010
39,594	Darling Ingredients, Inc.*	2,624,686
13,568	Etsy, Inc.*	1,866,685
75,280	Evoqua Water Technologies Corp.*	3,651,833
18,148	F5, Inc.*	2,679,734
19,053	First Solar, Inc.*	3,383,813
42,159	Globe Life, Inc.	5,094,915
58,582	GoDaddy, Inc. Class A*	4,811,340
60,072	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,217,258
18,596	Hubbell, Inc.	4,256,810
8,982	Illumina, Inc.*	1,923,944
8,579	Insulet Corp.*	2,464,918
221,801	Laureate Education, Inc.	2,435,375
68,185	National Vision Holdings, Inc.*	2,802,404
44,046	OneMain Holdings, Inc.	1,900,144
122,272	PGT Innovations, Inc.*	2,653,302
119,142	PowerSchool Holdings, Inc. Class A*	2,683,078
19,840	Schneider Electric SE	3,218,356
71,664	Signify N.V.(2)	2,594,624
28,079	Sun Communities, Inc. REIT	4,404,472
18,269	Tetra Tech, Inc.	2,841,195
63,887	Upwork, Inc.*	827,976
11,478	Watts Water Technologies, Inc. Class A	1,876,883
49,375	Westinghouse Air Brake Technologies Corp.	5,125,619
22,052	Xylem, Inc.	2,293,629
		103,597,245
	Total Common Stocks (cost $163,538,383)	$ 177,320,515

91

Hartford Global Impact Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 1,379,590	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,379,754; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,407,218		$ 1,379,590
	Total Short-Term Investments (cost $1,379,590)		$ 1,379,590
	Total Investments (cost $164,917,973)	96.7%	$ 178,700,105
	Other Assets and Liabilities	3.3%	6,162,136
	Total Net Assets	100.0%	$ 184,862,241
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $6,242,281, representing 3.4% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,471,636	$ —	$ 1,471,636	$ —
Bangladesh	826,319	—	—	826,319
Brazil	4,136,797	4,136,797	—	—
Canada	5,385,380	5,385,380	—	—
China	6,932,989	—	6,932,989	—
Finland	3,903,515	—	3,903,515	—
India	1,136,226	—	1,136,226	—
Indonesia	3,364,553	—	3,364,553	—
Ireland	4,079,458	4,079,458	—	—
Israel	2,835,470	2,835,470	—	—
Japan	2,448,317	—	2,448,317	—
Kenya	1,023,529	1,023,529	—	—
Netherlands	5,348,131	—	5,348,131	—
Puerto Rico	3,583,557	3,583,557	—	—
South Africa	5,318,290	—	5,318,290	—
South Korea	2,965,648	—	2,965,648	—
Spain	3,223,332	—	3,223,332	—
Sweden	790,910	—	790,910	—
Switzerland	2,792,673	—	2,792,673	—
Taiwan	3,501,734	—	3,501,734	—
United Kingdom	8,654,806	2,462,385	6,192,421	—
United States	103,597,245	97,784,265	5,812,980	—
Short-Term Investments	1,379,590	—	1,379,590	—
Total	$ 178,700,105	$ 121,290,841	$ 56,582,945	$ 826,319

(1)	For the period ended January 31, 2023, investments valued at $991,228 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
92

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Biotechnology - 15.9%
438,148	Abcam plc*	$ 6,077,113
237,889	Alkermes plc*	6,813,141
26,277	Alnylam Pharmaceuticals, Inc.*	5,949,113
204,805	Amicus Therapeutics, Inc.*	2,670,657
68,168	Apellis Pharmaceuticals, Inc.*	3,594,499
15,678	Argenx SE ADR*	5,992,916
49,479	Ascendis Pharma A/S ADR*	6,139,354
35,875	Biogen, Inc.*	10,436,038
41,106	Blueprint Medicines Corp.*	1,921,294
103,719	Celldex Therapeutics, Inc.*	4,569,859
170,466	Cytokinetics, Inc.*	7,241,396
1,065,800	Everest Medicines Ltd.*(1)	3,405,313
162,156	Exact Sciences Corp.*	10,948,773
14,965	Genmab A/S*	5,864,730
210,006	Genus plc	7,532,267
78,289	Immunocore Holdings plc ADR*	4,796,767
681,700	InnoCare Pharma Ltd.*(1)(2)	1,182,443
539,146	Ironwood Pharmaceuticals, Inc.*	6,210,962
37,631	Karuna Therapeutics, Inc.*	7,503,245
194,337	Merus N.V.*	3,031,657
49,396	Moderna, Inc.*	8,696,660
59,777	Prothena Corp. plc*	3,380,389
101,469	PTC Therapeutics, Inc.*	4,656,412
18,171	Regeneron Pharmaceuticals, Inc.*	13,782,158
83,400	Revolution Medicines, Inc.*	2,230,116
93,343	Sage Therapeutics, Inc.*	4,138,829
25,842	Sarepta Therapeutics, Inc.*	3,229,475
51,116	Seagen, Inc.*	7,129,660
152,822	Syndax Pharmaceuticals, Inc.*	4,385,991
51,889	Ultragenyx Pharmaceutical, Inc.*	2,352,128
66,966	Vaxcyte, Inc.*	3,036,908
196,340	Veracyte, Inc.*	4,934,024
84,358	Vertex Pharmaceuticals, Inc.*	27,256,070
1,508,400	Zai Lab Ltd.*	6,309,343
		207,399,700
	Health Care Distributors - 1.3%
164,009	AdaptHealth Corp.*	3,514,713
55,900	AmerisourceBergen Corp.	9,444,305
185,363	Owens & Minor, Inc.*	3,659,066
		16,618,084
	Health Care Equipment - 17.3%
162,941	Abbott Laboratories	18,013,127
144,223	AtriCure, Inc.*	6,241,971
62,356	Baxter International, Inc.	2,849,046
99,303	Becton Dickinson and Co.	25,046,203
675,492	Boston Scientific Corp.*	31,241,505
176,619	DexCom, Inc.*	18,914,129
56,475	DiaSorin S.p.A.	7,351,903
295,494	Edwards Lifesciences Corp.*	22,664,390
141,766	Glaukos Corp.*	6,953,622
152,583	Hologic, Inc.*	12,415,679
97,481	Inari Medical, Inc.*	5,561,291
44,481	Insulet Corp.*	12,780,281
44,842	QuidelOrtho Corp.*	3,838,924
517,547	Smith & Nephew plc	7,147,497
131,368	Stryker Corp.	33,342,512
44,570	Teleflex, Inc.	10,849,229
		225,211,309
	Health Care Facilities - 3.5%
165,996	Encompass Health Corp.	10,366,450
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Health Care Facilities - 3.5% - (continued)
110,294	HCA Healthcare, Inc.	$ 28,132,691
215,246	Surgery Partners, Inc.*	7,146,167
		45,645,308
	Health Care Services - 2.4%
62,240	Addus HomeCare Corp.*	6,692,045
307,581	agilon health, Inc.*	6,692,963
44,772	Amedisys, Inc.*	4,327,661
51,371	Laboratory Corp. of America Holdings	12,951,656
		30,664,325
	Life Sciences Tools & Services - 11.1%
180,139	Agilent Technologies, Inc.	27,395,539
245,304	Avantor, Inc.*	5,862,766
67,603	Bio-Techne Corp.	5,385,255
213,830	Danaher Corp.	56,532,375
2,100	ICON plc*	484,491
69,458	Illumina, Inc.*	14,877,904
469,113	NanoString Technologies, Inc.*	4,963,216
4,900	Repligen Corp.*	907,970
328,973	Syneos Health, Inc.*	11,816,710
13,459	Tecan Group AG	5,648,390
31,567	Waters Corp.*	10,372,285
		144,246,901
	Managed Health Care - 16.6%
453,389	Centene Corp.*	34,566,377
3,700,016	Hapvida Participacoes e Investimentos S.A.*(1)	3,753,735
77,540	Humana, Inc.	39,677,218
74,048	Molina Healthcare, Inc.*	23,090,388
230,402	UnitedHealth Group, Inc.	115,014,374
		216,102,092
	Pharmaceuticals - 30.4%
279,213	Aclaris Therapeutics, Inc.*	4,718,700
178,900	Astellas Pharma, Inc.	2,633,431
297,960	AstraZeneca plc ADR	19,477,645
386,603	Bristol-Myers Squibb Co.	28,086,708
298,400	Chugai Pharmaceutical Co., Ltd.	7,736,044
482,025	Daiichi Sankyo Co., Ltd.	15,138,926
194,295	Eisai Co., Ltd.	12,021,022
153,116	Elanco Animal Health, Inc.*	2,102,283
251,569	Eli Lilly & Co.	86,577,471
407,417	GSK plc	7,156,286
268,772	Hikma Pharmaceuticals plc	5,685,630
146,492	Intra-Cellular Therapies, Inc.*	7,019,896
582,930	Merck & Co., Inc.	62,612,511
72,614	Novartis AG	6,564,962
252,545	Ono Pharmaceutical Co., Ltd.	5,479,894
1,638,905	Pfizer, Inc.	72,374,045
147,406	UCB S.A.	12,102,711
246,645	Verona Pharma plc ADR*	5,436,056
197,617	Zoetis, Inc.	32,703,637
		395,627,858
	Total Common Stocks (cost $1,021,925,802)	$ 1,281,515,577
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc.*(3)	$ 7,564
	Total Rights (cost $7,564)	$ 7,564
	Total Long-Term Investments (cost $1,021,933,366)	$ 1,281,523,141

93

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 4,037,762	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $4,038,242; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $4,118,616		$ 4,037,762
	Total Short-Term Investments (cost $4,037,762)		$ 4,037,762
	Total Investments (cost $1,025,971,128)	98.8%	$ 1,285,560,903
	Other Assets and Liabilities	1.2%	15,048,022
	Total Net Assets	100.0%	$ 1,300,608,925
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $8,341,491, representing 0.6% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 207,399,700	$ 183,105,604	$ 24,294,096	$ —
Health Care Distributors	16,618,084	16,618,084	—	—
Health Care Equipment	225,211,309	210,711,909	14,499,400	—
Health Care Facilities	45,645,308	45,645,308	—	—
Health Care Services	30,664,325	30,664,325	—	—
Life Sciences Tools & Services	144,246,901	138,598,511	5,648,390	—
Managed Health Care	216,102,092	216,102,092	—	—
Pharmaceuticals	395,627,858	321,108,952	74,518,906	—
Rights	7,564	—	—	7,564
Short-Term Investments	4,037,762	—	4,037,762	—
Total	$ 1,285,560,903	$ 1,162,554,785	$ 122,998,554	$ 7,564

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
94

The Hartford High Yield Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.2%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 770,737
	Auto Manufacturers - 0.1%
400,000	Ford Motor Co. 0.00%, 03/15/2026(1)	406,000
	Commercial Services - 0.1%
400,000	Block, Inc. 0.13%, 03/01/2025	406,000
	Healthcare - Products - 0.4%
628,000	Insulet Corp. 0.38%, 09/01/2026	866,954
850,000	NuVasive, Inc. 0.38%, 03/15/2025	758,625
		1,625,579
	Machinery-Diversified - 0.2%
498,000	Middleby Corp. 1.00%, 09/01/2025	649,641
	Oil & Gas - 0.2%
550,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029(2)	623,975
	Total Convertible Bonds (cost $4,482,198)	$ 4,481,932
CORPORATE BONDS - 92.6%
	Advertising - 0.5%
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,107,937
	Aerospace/Defense - 1.8%
1,510,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	1,641,023
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,051,196
3,480,000	6.25%, 03/15/2026(2)	3,467,251
		7,159,470
	Agriculture - 0.6%
2,210,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	2,198,884
	Apparel - 0.4%
	Crocs, Inc.
675,000	4.13%, 08/15/2031(2)	561,350
988,000	4.25%, 03/15/2029(2)	860,795
		1,422,145
	Auto Manufacturers - 2.2%
	Ford Motor Co.
845,000	3.25%, 02/12/2032	670,568
355,000	4.35%, 12/08/2026	345,523
500,000	4.75%, 01/15/2043	390,441
	Ford Motor Credit Co. LLC
1,530,000	3.37%, 11/17/2023	1,501,975
200,000	3.66%, 09/08/2024	192,568
1,013,000	4.06%, 11/01/2024	979,408
490,000	4.13%, 08/04/2025	466,629
1,230,000	4.54%, 08/01/2026	1,161,833
540,000	4.95%, 05/28/2027	515,011
1,225,000	5.13%, 06/16/2025	1,204,352
1,272,000	5.58%, 03/18/2024	1,262,846
		8,691,154
	Auto Parts & Equipment - 0.8%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(3)	1,295,349
$ 2,035,000	4.88%, 08/15/2026(2)	1,929,948
		3,225,297
	Chemicals - 0.2%
817,000	Avient Corp. 7.13%, 08/01/2030(2)	823,048
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Commercial Banks - 2.3%
$ 2,950,000	Barclays plc 8.00%, 03/15/2029, (8.00% fixed rate until 03/15/2029; 5 year USD CMT + 5.431% thereafter)(4)(5)	$ 2,962,243
2,515,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(4)(5)	2,207,164
1,885,000	Societe Generale S.A. 4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(2)(4)(5)	1,676,896
2,200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(3)(4)(5)	1,977,580
		8,823,883
	Commercial Services - 3.6%
	Block, Inc.
1,075,000	2.75%, 06/01/2026	977,003
860,000	3.50%, 06/01/2031	718,117
EUR 1,930,000	Castor S.p.A. 7.30%, 02/15/2029, 3 mo. EURIBOR + 5.250%(2)(6)	2,066,727
$ 2,375,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,274,062
2,750,000	Service Corp. International 3.38%, 08/15/2030	2,310,935
1,036,000	Signal Parent, Inc. 6.13%, 04/01/2029(2)	394,130
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	206,662
1,135,000	3.88%, 02/15/2031	999,071
3,310,000	4.88%, 01/15/2028	3,200,356
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(2)	943,143
		14,090,206
	Construction Materials - 1.1%
	Builders FirstSource, Inc.
$ 1,310,000	4.25%, 02/01/2032(2)	1,127,123
2,350,000	5.00%, 03/01/2030(2)	2,191,229
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	863,417
		4,181,769
	Distribution/Wholesale - 1.2%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,666,754
3,050,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	2,935,564
		4,602,318
	Diversified Financial Services - 4.7%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(2)	681,888
620,000	6.63%, 03/15/2026	565,750
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(2)	1,971,560
	goeasy Ltd.
465,000	4.38%, 05/01/2026(2)	414,987
1,345,000	5.38%, 12/01/2024(2)	1,287,407
	LD Holdings Group LLC
600,000	6.13%, 04/01/2028(2)	391,368
1,655,000	6.50%, 11/01/2025(2)	1,269,832
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(2)	915,300
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	1,930,698
1,650,000	6.88%, 03/15/2025	1,636,988
	PennyMac Financial Services, Inc.
1,190,000	4.25%, 02/15/2029(2)	977,989
1,895,000	5.38%, 10/15/2025(2)	1,762,350

95

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Diversified Financial Services - 4.7% - (continued)
$ 2,235,000	SLM Corp. 3.13%, 11/02/2026	$ 1,973,952
2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,373,186
		18,153,255
	Electric - 1.1%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(2)	2,195,885
390,000	3.75%, 01/15/2032(2)	321,832
515,000	4.75%, 03/15/2028(2)	485,748
	FirstEnergy Corp.
235,000	2.25%, 09/01/2030	193,008
75,000	2.65%, 03/01/2030	64,083
400,000	4.15%, 07/15/2027	382,260
515,000	7.38%, 11/15/2031	594,825
		4,237,641
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(2)	1,660,908
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(2)	282,823
		1,943,731
	Electronics - 1.4%
2,460,000	Coherent Corp. 5.00%, 12/15/2029(2)	2,234,256
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,290,606
1,005,000	Sensata Technologies B.V. 5.00%, 10/01/2025(2)	993,940
		5,518,802
	Entertainment - 3.2%
	Caesars Entertainment, Inc.
1,000,000	4.63%, 10/15/2029(2)	855,000
1,340,000	6.25%, 07/01/2025(2)	1,333,846
2,430,000	8.13%, 07/01/2027(2)	2,458,042
440,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(2)	440,075
1,590,000	Cinemark USA, Inc. 5.25%, 07/15/2028(2)	1,303,800
1,695,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(2)	1,581,814
2,399,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	2,240,633
2,200,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(2)	2,058,668
		12,271,878
	Environmental Control - 0.2%
410,000	Clean Harbors, Inc. 6.38%, 02/01/2031(2)	417,667
340,000	Stericycle, Inc. 3.88%, 01/15/2029(2)	301,668
		719,335
	Food - 1.6%
1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,508,319
GBP 802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(2)	813,243
$ 1,470,000	Performance Food Group, Inc. 4.25%, 08/01/2029(2)	1,309,108
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(2)	2,632,634
		6,263,304
	Food Service - 0.6%
2,585,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	2,436,363
	Gas - 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,036,930
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Gas - 0.6% - (continued)
$ 40,000	5.63%, 05/20/2024	$ 39,400
1,143,000	5.88%, 08/20/2026	1,105,601
		2,181,931
	Healthcare - Products - 2.1%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,531,425
	Medline Borrower L.P.
5,125,000	3.88%, 04/01/2029(2)	4,371,881
1,532,000	5.25%, 10/01/2029(2)	1,299,075
		8,202,381
	Healthcare - Services - 2.4%
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(2)	368,122
485,000	3.50%, 04/01/2030(2)	401,294
265,000	5.00%, 07/15/2027(2)	250,578
2,475,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(2)	1,893,109
	HCA, Inc.
100,000	5.63%, 09/01/2028	101,531
80,000	5.88%, 02/01/2029	82,128
690,000	7.50%, 11/15/2095	764,351
1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	1,658,575
4,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(2)	3,997,430
		9,517,118
	Home Builders - 3.8%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,373,000	4.63%, 08/01/2029(2)	1,146,455
1,266,000	4.63%, 04/01/2030(2)	1,054,565
1,641,000	6.63%, 01/15/2028(2)	1,496,920
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,093,231
	KB Home
1,045,000	4.00%, 06/15/2031	871,081
660,000	4.80%, 11/15/2029	592,304
495,000	6.88%, 06/15/2027	504,900
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,148,320
790,000	4.95%, 02/01/2028	727,914
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(2)	1,126,810
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(2)	457,250
1,790,000	5.75%, 01/15/2028(2)	1,736,327
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(2)	1,682,624
		14,638,701
	Household Products/Wares - 0.3%
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,337,350
	Insurance - 1.3%
1,000,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(2)	951,370
725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(2)	618,882
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,527,174
1,900,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	1,929,782
		5,027,208
	Internet - 2.8%
2,200,000	Endurance International Group Holdings, Inc. 6.00%, 02/15/2029(2)	1,563,424
	Gen Digital, Inc.
1,450,000	6.75%, 09/30/2027(2)	1,468,850
1,450,000	7.13%, 09/30/2030(2)	1,472,185

96

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Internet - 2.8% - (continued)
$ 3,495,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 03/01/2029(2)	$ 3,014,438
	Uber Technologies, Inc.
2,305,000	4.50%, 08/15/2029(2)	2,052,170
1,145,000	8.00%, 11/01/2026(2)	1,166,666
		10,737,733
	IT Services - 1.4%
2,920,000	McAfee Corp. 7.38%, 02/15/2030(2)	2,434,884
	Presidio Holdings, Inc.
2,315,000	4.88%, 02/01/2027(2)	2,151,989
890,000	8.25%, 02/01/2028(2)	855,513
		5,442,386
	Leisure Time - 3.5%
	Carnival Corp.
672,000	5.75%, 03/01/2027(2)	557,760
3,140,000	6.00%, 05/01/2029(2)	2,480,600
340,000	7.63%, 03/01/2026(2)	309,400
EUR 260,000	7.63%, 03/01/2026(2)	254,506
$ 655,000	10.50%, 06/01/2030(2)	630,438
1,615,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(2)	1,275,850
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(2)	1,324,440
1,590,000	8.38%, 02/01/2028(2)(7)	1,615,488
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(2)	652,411
2,625,000	5.50%, 08/31/2026(2)	2,349,264
1,625,000	8.25%, 01/15/2029(2)	1,698,125
625,000	11.63%, 08/15/2027(2)	663,247
		13,811,529
	Lodging - 1.3%
2,675,000	Boyd Gaming Corp. 4.75%, 06/15/2031(2)	2,406,992
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(2)	901,891
1,690,000	5.50%, 03/01/2025(2)	1,648,679
		4,957,562
	Media - 5.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(2)	1,307,888
2,250,000	4.25%, 01/15/2034(2)	1,756,957
1,875,000	4.50%, 08/15/2030(2)	1,603,125
925,000	4.50%, 05/01/2032	765,437
1,750,000	4.75%, 02/01/2032(2)	1,483,125
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	963,147
1,405,000	5.88%, 11/15/2024	1,325,969
615,000	DISH Network Corp. 11.75%, 11/15/2027(2)	639,170
	Sirius XM Radio, Inc.
3,750,000	3.13%, 09/01/2026(2)	3,374,851
900,000	4.13%, 07/01/2030(2)	770,670
2,275,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(2)	2,001,477
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	1,944,960
1,395,000	VZ Secured Financing B.V. 5.00%, 01/15/2032(2)	1,186,681
365,000	Ziggo B.V. 4.88%, 01/15/2030(2)	317,930
		19,441,387
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Metal Fabricate/Hardware - 1.2%
	Advanced Drainage Systems, Inc.
$ 1,124,000	5.00%, 09/30/2027(2)	$ 1,069,900
1,361,000	6.38%, 06/15/2030(2)	1,352,272
	Novelis Corp.
630,000	3.25%, 11/15/2026(2)	570,352
650,000	3.88%, 08/15/2031(2)	548,600
1,310,000	4.75%, 01/30/2030(2)	1,185,550
		4,726,674
	Mining - 1.8%
	Constellium SE
2,025,000	3.75%, 04/15/2029(2)	1,730,989
755,000	5.63%, 06/15/2028(2)	715,740
419,000	5.88%, 02/15/2026(2)	413,287
	FMG Resources August 2006 Pty Ltd.
375,000	4.38%, 04/01/2031(2)	329,772
3,905,000	5.88%, 04/15/2030(2)	3,807,375
		6,997,163
	Office/Business Equipment - 0.2%
179,000	Xerox Corp. 4.63%, 03/15/2023	178,073
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(2)	734,856
		912,929
	Oil & Gas - 4.7%
	Apache Corp.
1,725,000	4.38%, 10/15/2028	1,596,436
1,550,000	5.10%, 09/01/2040	1,353,538
2,885,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(2)	2,812,875
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,431,356
715,000	5.50%, 12/01/2025	717,939
1,020,000	5.55%, 03/15/2026	1,030,200
395,000	6.13%, 01/01/2031	412,047
258,000	6.38%, 09/01/2028	267,865
915,000	Patterson-UTI Energy, Inc. 3.95%, 02/01/2028	827,433
	Range Resources Corp.
685,000	4.75%, 02/15/2030(2)	616,123
1,485,000	4.88%, 05/15/2025	1,432,634
2,950,000	SM Energy Co. 6.50%, 07/15/2028	2,813,966
2,865,000	Southwestern Energy Co. 4.75%, 02/01/2032	2,514,037
625,000	Transocean, Inc. 8.75%, 02/15/2030(2)	645,313
		18,471,762
	Oil & Gas Services - 2.4%
1,675,000	Archrock Partners L.P. / Archrock Partners Finance Corp. 6.25%, 04/01/2028(2)	1,591,250
3,550,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	3,615,746
340,000	USA Compression Partners L.P. / USA Compression Finance Corp. 6.88%, 09/01/2027	329,715
3,715,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	3,747,432
		9,284,143
	Packaging & Containers - 2.1%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(2)	620,500
2,570,000	5.25%, 08/15/2027(2)	2,104,534
300,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(2)	295,809
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(2)	761,874

97

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Packaging & Containers - 2.1% - (continued)
	Mauser Packaging Solutions Holding Co.
$ 1,075,000	7.25%, 04/15/2025(2)	$ 1,049,469
910,000	7.88%, 08/15/2026(2)	917,963
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(2)	63,060
647,000	5.88%, 08/15/2023(2)	644,631
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,538,850
		7,996,690
	Pharmaceuticals - 0.6%
$ 2,605,000	Owens & Minor, Inc. 6.63%, 04/01/2030(2)	2,303,608
	Pipelines - 7.0%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	1,807,312
	Buckeye Partners L.P.
1,520,000	3.95%, 12/01/2026	1,394,083
640,000	4.13%, 03/01/2025(2)	608,000
900,000	4.13%, 12/01/2027	814,185
730,000	4.50%, 03/01/2028(2)	669,556
1,410,000	Cheniere Energy Partners L.P. 4.00%, 03/01/2031	1,264,996
3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,388,126
	DT Midstream, Inc.
2,421,000	4.13%, 06/15/2029(2)	2,154,763
750,000	4.38%, 06/15/2031(2)	656,041
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	600,000
1,793,000	5.63%, 01/15/2028(2)	1,752,657
320,000	6.50%, 09/01/2030(2)	326,000
681,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	536,253
	EQM Midstream Partners L.P.
1,545,000	4.50%, 01/15/2029(2)	1,355,058
1,480,000	4.75%, 01/15/2031(2)	1,253,960
435,000	6.00%, 07/01/2025(2)	428,262
845,000	6.50%, 07/01/2027(2)	829,798
950,000	6.50%, 07/15/2048	731,500
115,000	7.50%, 06/01/2027(2)	114,998
115,000	7.50%, 06/01/2030(2)	114,944
	Venture Global Calcasieu Pass LLC
1,200,000	3.88%, 08/15/2029(2)	1,068,000
625,000	4.13%, 08/15/2031(2)	554,100
1,095,000	6.25%, 01/15/2030(2)	1,116,024
	Western Midstream Operating L.P.
2,950,000	4.30%, 02/01/2030	2,697,657
925,000	5.50%, 02/01/2050	802,437
		27,038,710
	Real Estate Investment Trusts - 0.8%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,150,000	4.25%, 02/01/2027(2)	1,894,688
945,000	5.25%, 10/01/2025(2)	909,827
195,000	VICI Properties L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025(2)	185,562
		2,990,077
	Retail - 8.1%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(2)	1,782,322
1,425,000	3.88%, 01/15/2028(2)	1,302,421
1,190,000	4.00%, 10/15/2030(2)	1,004,884
1,210,000	4.38%, 01/15/2028(2)	1,115,088
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Retail - 8.1% - (continued)
	Asbury Automotive Group, Inc.
$ 1,808,000	4.63%, 11/15/2029(2)	$ 1,597,820
307,000	4.75%, 03/01/2030	268,480
760,000	5.00%, 02/15/2032(2)	651,373
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(2)	1,148,240
	Gap, Inc.
1,315,000	3.63%, 10/01/2029(2)	1,009,263
1,315,000	3.88%, 10/01/2031(2)	979,557
4,656,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	3,501,591
3,410,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	2,843,633
	PetSmart, Inc. / PetSmart Finance Corp.
3,835,000	4.75%, 02/15/2028(2)	3,565,783
1,100,000	7.75%, 02/15/2029(2)	1,088,780
2,998,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(2)	2,696,941
	SRS Distribution, Inc.
1,180,000	4.63%, 07/01/2028(2)	1,093,400
900,000	6.00%, 12/01/2029(2)	768,834
3,230,000	Staples, Inc. 7.50%, 04/15/2026(2)	2,870,016
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	477,593
816,000	4.63%, 01/31/2032	744,600
1,149,000	5.38%, 04/01/2032	1,086,898
		31,597,517
	Semiconductors - 0.2%
770,000	Sensata Technologies B.V. 5.63%, 11/01/2024(2)	770,124
	Software - 5.2%
3,440,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	2,850,885
1,405,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(2)	1,249,832
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(2)	2,359,510
1,284,000	Fair Isaac Corp. 4.00%, 06/15/2028(2)	1,184,066
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(2)	1,060,828
340,000	3.88%, 02/15/2031(2)	299,948
515,000	4.00%, 11/15/2029(2)	468,650
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(2)	1,048,465
825,000	3.88%, 12/01/2029(2)	686,173
270,000	6.90%, 12/01/2027(2)	276,750
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(2)	866,327
650,000	4.13%, 12/01/2031(2)	528,470
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(2)	1,893,500
1,025,000	4.00%, 02/15/2028(2)	954,916
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	2,195,570
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	2,202,427
		20,126,317
	Telecommunications - 5.5%
	Altice France S.A.
720,000	5.13%, 07/15/2029(2)	562,896
640,000	5.50%, 01/15/2028(2)	531,533
1,665,000	8.13%, 02/01/2027(2)	1,560,804
2,995,000	Embarq Corp. 8.00%, 06/01/2036	1,441,344
	Frontier Communications Holdings LLC
1,755,000	5.00%, 05/01/2028(2)	1,584,853
1,085,000	5.88%, 10/15/2027(2)	1,036,088
835,161	5.88%, 11/01/2029	681,700
1,380,000	6.75%, 05/01/2029(2)	1,183,350

98

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 92.6% - (continued)
	Telecommunications - 5.5% - (continued)
	Iliad Holding SAS
$ 755,000	6.50%, 10/15/2026(2)	$ 714,951
490,000	7.00%, 10/15/2028(2)	460,198
EUR 1,025,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(2)	960,217
2,410,000	Lorca Telecom Bondco S.A. 4.00%, 09/18/2027(2)	2,400,384
	Sprint LLC
$ 2,574,000	7.13%, 06/15/2024	2,628,498
10,000	7.63%, 02/15/2025	10,380
1,000,000	7.88%, 09/15/2023	1,014,917
1,075,000	Telecom Italia Capital S.A. 6.38%, 11/15/2033	902,839
EUR 1,810,000	TMNL Holding B.V. 3.75%, 01/15/2029(2)	1,751,015
$ 2,050,000	T-Mobile USA, Inc. 2.63%, 04/15/2026	1,902,819
		21,328,786
	Transportation - 0.3%
1,455,000	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 07/31/2029(2)	1,211,426
	Total Corporate Bonds (cost $386,746,233)	$ 359,921,632
SENIOR FLOATING RATE INTERESTS - 1.4%(8)
	Entertainment - 0.2%
703,154	Crown Finance U.S., Inc. 14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	$ 708,364
	Packaging & Containers - 0.4%
1,467,625	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	1,439,858
	Pharmaceuticals - 0.1%
406,925	Owens & Minor, Inc. 8.22%, 03/29/2029, 6 mo. USD LIBOR + 3.750%	405,228
	Software - 0.7%
4,528	Ascend Learning LLC 8.07%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	4,311
1,059,244	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	1,056,405
2,004,114	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	1,887,635
		2,948,351
	Total Senior Floating Rate Interests (cost $5,537,668)	$ 5,501,801
COMMON STOCKS - 0.0%
	Energy - 0.0%
2,140	Foresight Energy LLC*	$ 22,476
	Total Common Stocks (cost $8,948)	$ 22,476
ESCROWS - 1.6%(9)
	Media & Entertainment - 0.6%
2,835,000	Scripps Escrow, Inc. Expires 07/15/2027(2)	$ 2,516,516
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
700,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(2)	608,734
Shares or Principal Amount			Market Value†
ESCROWS - 1.6%(9) - (continued)
	Semiconductors & Semiconductor Equipment - 0.8%
3,410,000	Entegris Escrow Corp. Expires 04/15/2029(2)		$ 3,192,125
	Total Escrows (cost $6,861,380)		$ 6,317,375
	Total Long-Term Investments (cost $403,636,427)		$ 376,245,216
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,759,927	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,760,136; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,795,131		$ 1,759,927
	Total Short-Term Investments (cost $1,759,927)		$ 1,759,927
	Total Investments (cost $405,396,354)	97.3%	$ 378,005,143
	Other Assets and Liabilities	2.7%	10,605,310
	Total Net Assets	100.0%	$ 388,610,453
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security is a zero-coupon bond.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $276,918,751, representing 71.3% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $5,480,093, representing 1.4% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

99

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(6)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,589,894 at January 31, 2023.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	19	03/08/2023	$ (2,228,700)	$ 41,171
Total futures contracts				$ 41,171

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,661,493	USD	11,583,000	EUR	TDB	02/28/2023	$ 46,178
1,136,760	USD	915,000	GBP	JPM	02/28/2023	8,010
Total foreign currency contracts						$ 54,188
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 4,481,932	$ —	$ 4,481,932	$ —
Corporate Bonds	359,921,632	—	359,921,632	—
Senior Floating Rate Interests	5,501,801	—	5,501,801	—
Common Stocks
Energy	22,476	—	22,476	—
Escrows	6,317,375	—	6,317,375	—
Short-Term Investments	1,759,927	—	1,759,927	—
Foreign Currency Contracts(2)	54,188	—	54,188	—
Futures Contracts(2)	41,171	41,171	—	—
Total	$ 378,100,502	$ 41,171	$ 378,059,331	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
100

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
	Asset-Backed - Credit Card - 0.1%
$ 505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	$ 505,000
	Asset-Backed - Finance & Insurance - 0.2%
872,248	HSI Asset Securitization Corp. Trust 5.05%, 02/25/2036, 1 mo. USD LIBOR + 0.540%(2)	855,057
	Asset-Backed - Home Equity - 0.1%
553,788	GSAA Home Equity Trust 5.98%, 06/25/2036(3)	147,544
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	276,904
		424,448
	Commercial Mortgage-Backed Securities - 0.4%
	Benchmark Mortgage Trust
6,330,925	1.22%, 03/15/2062(3)(5)	326,088
2,369,733	1.52%, 01/15/2054(3)(5)	204,661
700,000	BXSC Commercial Mortgage Trust 6.87%, 03/15/2035, 1 mo. USD SOFR + 2.391%(1)(2)	684,225
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(1)	195,552
225,000	3.90%, 01/10/2039(1)(3)	188,406
1,746,126	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(5)	120,498
5,788,822	Wells Fargo N.A. 0.89%, 05/15/2062(3)(5)	247,249
		1,966,679
	Other Asset-Backed Securities - 0.5%
124,544	Aaset Trust 3.35%, 01/16/2040(1)	100,890
249,705	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(1)	211,926
1,443,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	1,376,609
548,176	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	513,177
		2,202,602
	Whole Loan Collateral CMO - 2.7%
119,530	Adjustable Rate Mortgage Trust 5.05%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	116,744
	Angel Oak Mortgage Trust
544,449	1.82%, 11/25/2066(1)(3)	462,642
1,233,617	2.88%, 12/25/2066(1)(4)	1,125,818
415,773	Bank of America Funding Trust 6.05%, 10/25/2036(4)	361,045
70,835	Bear Stearns Adjustable Rate Mortgage Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	65,779
215,254	Chase Mortgage Finance Trust 3.94%, 12/25/2035(3)	198,034
1,203,895	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(3)	1,076,462
	Connecticut Avenue Securities Trust
72,728	6.61%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	72,727
56,406	6.66%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	56,406
47,510	6.81%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	47,510
77,033	6.91%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	77,129
1,298,410	CSMC Trust 2.27%, 11/25/2066(1)(3)	1,149,289
193,568	Deutsche Alt-A Securities Mortgage Loan Trust 4.81%, 12/25/2036, 1 mo. USD LIBOR + 0.300%(2)	178,441
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 607,563	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(3)	$ 523,514
79,591	Fannie Mae Connecticut Avenue Securities 9.41%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	82,695
114,412	GreenPoint Mortgage Funding Trust 3.83%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	89,527
247,474	GSR Mortgage Loan Trust 3.57%, 10/25/2035(3)	142,857
275,844	HarborView Mortgage Loan Trust 4.85%, 01/19/2038, 1 mo. USD LIBOR + 0.380%(2)	243,801
1,430,760	IndyMac Index Mortgage Loan Trust 5.09%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	964,276
302,370	JP Morgan Mortgage Trust 3.85%, 01/25/2037(3)	232,892
	MASTR Adjustable Rate Mortgages Trust
3,018	3.87%, 11/21/2034(3)	2,723
714,446	4.99%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	310,742
1,184,354	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(3)	1,046,663
1,063,927	OBX Trust 2.31%, 11/25/2061(1)(3)	936,197
146,050	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(4)	140,823
	Residential Funding Mortgage Securities, Inc.
76,633	4.47%, 02/25/2036(3)	65,530
166,933	6.00%, 07/25/2037	129,596
265,690	Structured Adjustable Rate Mortgage Loan Trust 3.61%, 06/25/2035(3)	206,276
351,741	Towd Point Mortgage Trust 2.16%, 01/25/2052(1)(3)	344,057
	Verus Securitization Trust
1,014,858	0.94%, 07/25/2066(1)(3)	832,501
814,165	2.72%, 01/25/2067(1)(4)	730,797
	Washington Mutual Mortgage Pass-Through Certificates Trust
399,644	3.26%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	320,137
207,512	5.35%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	187,459
		12,521,089
	Total Asset & Commercial Mortgage-Backed Securities (cost $20,784,192)	$ 18,474,875
CORPORATE BONDS - 2.2%
	Commercial Banks - 0.3%
1,400,000	Credit Suisse Group AG 6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(6)	$ 1,338,501
	Construction Materials - 0.3%
1,240,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,156,223
	Standard Industries, Inc.
84,000	3.38%, 01/15/2031(1)	66,723
566,000	4.38%, 07/15/2030(1)	483,855
		1,706,801

101

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.2% - (continued)
	Diversified Financial Services - 0.7%
$ 1,015,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	$ 731,190
	Nationstar Mortgage Holdings, Inc.
80,000	5.13%, 12/15/2030(1)	64,800
720,000	5.75%, 11/15/2031(1)	579,600
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(1)	879,369
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	902,843
		3,157,802
	Engineering & Construction - 0.0%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	209,306
	Mining - 0.5%
	Anglo American Capital plc
325,000	2.63%, 09/10/2030(1)	275,526
490,000	2.88%, 03/17/2031(1)	419,829
1,485,000	5.63%, 04/01/2030(1)	1,524,421
		2,219,776
	Pharmaceuticals - 0.0%
50,000	Elanco Animal Health, Inc. 6.40%, 08/28/2028	48,810
	Retail - 0.3%
208,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	185,870
	Gap, Inc.
505,000	3.63%, 10/01/2029(1)	387,588
935,000	3.88%, 10/01/2031(1)	696,491
		1,269,949
	Software - 0.1%
510,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	453,676
	Total Corporate Bonds (cost $11,762,964)	$ 10,404,621
FOREIGN GOVERNMENT OBLIGATIONS - 9.2%
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 4,414,925	6.00%, 08/15/2050(7)	$ 821,405
9,030,895	6.00%, 05/15/2055(7)	1,673,646
12,186,000	10.00%, 01/01/2029	2,121,502
		4,616,553
	Canada - 0.8%
CAD 5,100,391	Province of Ontario Canada 2.00%, 12/01/2036(7)	3,735,892
	Chile - 0.0%
EUR 300,000	Chile Government International Bond 1.25%, 01/22/2051	178,414
	Colombia - 0.6%
	Colombia Government International Bond
1,860,000	3.88%, 03/22/2026	1,941,014
$ 685,000	3.88%, 02/15/2061	394,450
685,000	6.13%, 01/18/2041	562,651
		2,898,115
	Ghana - 0.0%
310,000	Ghana Government International Bond 10.75%, 10/14/2030(8)	215,802
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(8)	1,170,208
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 9.2% - (continued)
	Indonesia - 0.4%
	Indonesia Government International Bond
EUR 990,000	1.10%, 03/12/2033	$ 800,601
1,050,000	1.40%, 10/30/2031	903,629
		1,704,230
	Mexico - 1.8%
MXN 144,756,693	Mexican Udibonos 2.75%, 11/27/2031(7)	6,912,544
	Mexico Government International Bond
EUR 1,360,000	1.45%, 10/25/2033	1,079,944
370,000	3.63%, 04/09/2029	393,348
		8,385,836
	New Zealand - 1.5%
	New Zealand Government Bond
NZD 7,091,186	2.50%, 09/20/2035(7)(8)	4,728,960
3,041,650	2.50%, 09/20/2040(7)(8)	2,040,519
		6,769,479
	North Macedonia - 0.5%
	North Macedonia Government International Bond
EUR 1,170,000	1.63%, 03/10/2028(8)	1,017,827
440,000	2.75%, 01/18/2025(8)	447,715
1,085,000	3.68%, 06/03/2026(1)	1,090,501
		2,556,043
	Panama - 0.2%
$ 1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,155,763
	Romania - 0.3%
	Romanian Government International Bond
EUR 1,417,000	2.12%, 07/16/2031(8)	1,122,634
100,000	2.75%, 04/14/2041(1)	64,765
332,000	3.62%, 05/26/2030(1)	305,531
		1,492,930
	Russia - 0.2%
RUB 358,829,991	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(7)(9)	766,608
	Saudi Arabia - 0.3%
EUR 1,810,000	Saudi Government International Bond 2.00%, 07/09/2039(8)	1,465,968
	Serbia - 0.1%
655,000	Serbia International Bond 1.65%, 03/03/2033(1)	468,807
	South Korea - 1.2%
KRW 6,503,237,664	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(7)	5,387,274
	Total Foreign Government Obligations (cost $54,643,824)	$ 42,967,922
SENIOR FLOATING RATE INTERESTS - 2.5%(10)
	Advertising - 0.0%
$ 223,626	ABG Intermediate Holdings 2 LLC 8.16%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 221,669
	Aerospace/Defense - 0.1%
109,725	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	109,753
303,052	TransDigm, Inc. 6.98%, 12/09/2025, 3 mo. USD SOFR + 2.250%	302,261
		412,014

102

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Airlines - 0.1%
$ 162,000	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	$ 168,723
232,750	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	240,461
		409,184
	Commercial Services - 0.3%
EUR 290,000	Boels Topholding B.V. 5.07%, 02/06/2027, 3 mo. EURIBOR + 3.250%	308,517
$ 317,617	Trans Union LLC 6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	315,632
299,817	United Rentals, Inc. 6.32%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	299,742
248,293	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	247,457
		1,171,348
	Construction Materials - 0.1%
272,300	Ingersoll-Rand Services Co. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	271,181
133,726	Quikrete Holdings, Inc. 7.19%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	132,856
118,140	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	117,992
		522,029
	Distribution/Wholesale - 0.0%
197,849	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	197,491
	Diversified Financial Services - 0.1%
350,000	Delos Finance S.a.r.l. 6.48%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,874
199,854	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	199,073
		548,947
	Electric - 0.0%
115,309	ExGen Renewables IV LLC 7.24%, 12/15/2027, 3 mo. USD LIBOR + 2.500%	115,039
	Electronics - 0.1%
254,707	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	253,512
	Entertainment - 0.2%
130,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(11)	129,819
	Crown Finance U.S., Inc.
103,959	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	17,141
51,414	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	51,795
125,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	125,286
183,281	Golden Entertainment, Inc. 7.52%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	182,823
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Entertainment - 0.2% - (continued)
$ 121,267	NASCAR Holdings, Inc. 7.07%, 10/19/2026, 1 mo. USD LIBOR + 2.500%	$ 121,216
124,375	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	124,202
		752,282
	Environmental Control - 0.1%
341,550	Clean Harbors, Inc. 6.57%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	341,891
139,023	Covanta Holding Corp. 7.06%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	139,074
		480,965
	Food - 0.0%
210,933	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	211,022
	Food Service - 0.1%
	Aramark Services, Inc.
218,266	6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	216,583
93,250	6.32%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	92,143
		308,726
	Healthcare - Products - 0.1%
130,752	Avantor Funding, Inc. 6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	130,605
160,491	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	157,081
		287,686
	Healthcare - Services - 0.1%
196,993	Catalent Pharma Solutions, Inc. 6.56%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	195,966
EUR 147,774	IQVIA, Inc. 4.20%, 06/11/2025, 3 mo. EURIBOR + 2.000%	159,791
		355,757
	Insurance - 0.2%
$ 188,912	Asurion LLC 8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	178,522
202,787	Hub International Ltd. 7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	202,434
	Sedgwick Claims Management Services, Inc.
172,800	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	171,912
47,750	8.82%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	47,730
137,156	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	137,122
		737,720
	Internet - 0.1%
210,713	Go Daddy Operating Co. LLC 7.81%, 11/09/2029, 1 mo. USD SOFR + 3.250%	211,267
203,509	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	201,183
		412,450

103

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Leisure Time - 0.0%
$ 163,350	Carnival Corp. 7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	$ 159,266
	Lodging - 0.1%
	Caesars Resort Collection LLC
229,291	7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	228,988
136,723	8.07%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	136,617
120,693	Four Seasons Hotels Ltd. 7.91%, 11/30/2029, 1 mo. USD SOFR + 3.250%	121,115
145,842	Station Casinos LLC 6.82%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	144,636
		631,356
	Media - 0.1%
253,451	Charter Communications Operating LLC 6.32%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	252,471
185,536	CSC Holdings LLC 8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%	175,680
		428,151
	Pharmaceuticals - 0.0%
207,713	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	204,337
	Pipelines - 0.1%
28,111	BCP Renaissance Parent LLC 8.07%, 10/31/2024, 1 mo. USD LIBOR + 3.500%	27,971
119,798	DT Midstream, Inc. 6.57%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	119,948
100,538	NorthRiver Midstream Finance L.P. 8.00%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	100,376
137,273	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	136,758
		385,053
	Retail - 0.2%
249,264	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	246,238
105,895	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	105,718
155,827	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	152,983
162,113	IRB Holding Corp. 7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	160,289
327,153	KFC Holding Co. 6.20%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	325,109
		990,337
	Semiconductors - 0.1%
195,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	195,610
67,914	ON Semiconductor Corp. 6.66%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	67,914
		263,524
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Software - 0.2%
$ 205,593	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	$ 205,042
193,372	Hyland Software, Inc. 8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	192,692
155,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(11)	154,651
178,453	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	177,338
116,250	Science Applications International Corp. 6.54%, 10/31/2025, 1 mo. USD SOFR + 1.875%	116,231
140,388	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	140,037
49,412	Verint Systems, Inc. 6.37%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	49,165
		1,035,156
	Total Senior Floating Rate Interests (cost $11,586,298)	$ 11,495,021
U.S. GOVERNMENT AGENCIES - 1.5%
	Mortgage-Backed Agencies - 1.5%
	FHLMC - 0.2%
6,403,793	0.85%, 11/25/2030(3)(5)	$ 322,552
961,429	0.88%, 11/25/2030(3)(5)	50,367
1,739,867	1.02%, 10/25/2030(3)(5)	103,674
5,212,206	1.12%, 06/25/2030(3)(5)	337,533
30,704	6.31%, 01/25/2051, 1 mo. USD SOFR + 2.000%(1)(2)	29,061
		843,187
	UMBS - 1.3%
6,415,000	3.50%, 02/15/2053(12)	6,011,932
	Total U.S. Government Agencies (cost $6,897,783)	$ 6,855,119
U.S. GOVERNMENT SECURITIES - 80.3%
	U.S. Treasury Securities - 80.3%
	U.S. Treasury Bonds - 2.6%
2,420,279	0.13%, 02/15/2052(7)	$ 1,662,571
3,022,432	0.25%, 02/15/2050(7)	2,176,122
4,795,163	0.63%, 02/15/2043(7)	4,039,690
4,859,463	1.00%, 02/15/2048(7)	4,294,550
		12,172,933
	U.S. Treasury Notes - 77.7%
3,585,667	0.13%, 10/15/2024(7)	3,470,253
22,382,534	0.13%, 04/15/2025(7)	21,447,888
18,016,417	0.13%, 04/15/2026(7)	17,099,586
11,513,804	0.13%, 07/15/2026(7)	10,963,750
40,007,174	0.13%, 10/15/2026(7)	37,995,486
13,170,909	0.13%, 01/15/2030(7)	12,110,162
20,553,240	0.13%, 07/15/2030(7)	18,858,802
20,370,034	0.13%, 07/15/2031(7)	18,494,558
14,117,993	0.13%, 01/15/2032(7)(13)(14)	12,719,016
33,037,585	0.25%, 07/15/2029(7)	30,904,338
3,401,700	0.38%, 01/15/2027(7)	3,246,564
11,525,748	0.38%, 07/15/2027(7)	11,013,730
6,010,760	0.50%, 01/15/2028(7)	5,745,383
88,994,700	0.63%, 01/15/2026(7)	86,047,620
20,329,850	0.63%, 07/15/2032(7)	19,183,913

104

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 80.3% - (continued)
	U.S. Treasury Securities - 80.3% - (continued)
	U.S. Treasury Notes - 77.7% - (continued)
$ 47,699,681	0.88%, 01/15/2029(7)		$ 46,345,551
5,206,107	1.63%, 10/15/2027(7)		5,266,760
			360,913,360
	Total U.S. Government Securities (cost $404,490,612)		$ 373,086,293
	Total Long-Term Investments (cost $510,165,673)		$ 463,283,851
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
217,872	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $217,898; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $222,234		$ 217,872
	Total Short-Term Investments (cost $217,872)		$ 217,872
	Total Investments Excluding Purchased Options (cost $510,383,545)	99.7%	$ 463,501,723
	Total Purchased Options (cost $113,282)	0.0%	$ 111,567
	Total Investments (cost $510,496,827)	99.7%	$ 463,613,290
	Other Assets and Liabilities	0.3%	1,262,607
	Total Net Assets	100.0%	$ 464,875,897
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $24,712,796, representing 5.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $12,209,633, representing 2.6% of net assets.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $720,727.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $2,252,271.

105

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Option Contracts Outstanding at January 31, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
EUR Call/CNH Put	MSC	7.94	EUR	08/11/2023	27,006,000	EUR	27,006,000	$ 111,567	$ 113,282	$ (1,715)
Total purchased OTC option contracts								$ 111,567	$ 113,282	$ (1,715)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	516	03/22/2023	$ 59,090,063	$ 709,309
U.S. Treasury Ultra Bond Future	4	03/22/2023	567,000	(4,393)
Total				$ 704,916
Short position contracts:
Canadian 10-Year Bond Future	166	03/22/2023	$ 15,752,253	$ (143,194)
Euro BUXL 30-Year Bond Future	37	03/08/2023	5,792,337	417,539
Euro-BUND Future	42	03/08/2023	6,247,244	149,349
Euro-Schatz Future	130	03/08/2023	14,944,892	109,218
U.S. Treasury 2-Year Note Future	244	03/31/2023	50,178,219	(130,517)
U.S. Treasury 5-Year Note Future	132	03/31/2023	14,419,969	(36,717)
Total				$ 365,678
Total futures contracts				$ 1,070,594

OTC Interest Rate Swap Contracts Outstanding at January 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	$ —	$ —	$ 632,220	$ 632,220
BOA(1)	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	353,033	353,033
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	378,918	378,918
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	431,566	431,566
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,383,305	1,383,305
Total OTC interest rate swap contracts							$ —	$ —	$ 3,179,042	$ 3,179,042

(1)	At January 31, 2023, the counterparty had deposited in a segregated account securities with a value of $2,370,000 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
ABX.HE.AAA.06	CSI	USD	875,000	4.75%	03/20/2023	At Maturity	$ —	$ —	$ (12,545)	$ (12,545)
ABX.HE.AAA.07	GSC	USD	5,740,000	4.75%	03/20/2023	At Maturity	—	—	(53,368)	(53,368)
Total OTC total return swap contracts							$ —	$ —	$ (65,913)	$ (65,913)

106

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	1,735,000	(1.00%)	06/20/2027	Quarterly	$ 85,141	$ 72,293	$ (12,848)
Total centrally cleared credit default swap contracts						$ 85,141	$ 72,293	$ (12,848)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ —	$ 872,485	$ 872,485
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	878,814	878,814
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	36,854	—	327,898	291,044
Total centrally cleared interest rate swaps contracts						$ 36,854	$ —	$ 2,079,197	$ 2,042,343

Bond Forward Contracts Outstanding at January 31, 2023
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Bonds, 0.13%, 04/15/2025(1)	USD	14,187,985	04/15/2025	$(17,593)
MSC	U.S. Treasury Bonds, 0.38%, 07/15/2025(1)	USD	10,064,633	07/15/2025	(2,526)
GSC	U.S. Treasury Bonds, 0.50%, 04/15/2024(1)	USD	9,292,809	04/15/2024	(5,238)
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026(1)	USD	14,266,442	01/15/2026	(33,295)
MSC	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	3,335,045	07/15/2028	(14,380)
Total Bond Forward Contracts					$(73,032)

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,143,000	BRL	220,068	USD	MSC	02/02/2023	$ 4,996
38,257,000	BRL	7,534,365	USD	CBK	02/02/2023	(1,320)
15,943,000	BRL	3,126,569	USD	CBK	03/02/2023	(2,895)
97,000	EUR	105,537	USD	MSC	02/28/2023	108
55,000	EUR	59,938	USD	SSG	02/28/2023	(36)
428,800,000	JPY	3,313,359	USD	JPM	02/28/2023	(6,549)
114,665,000	MXN	6,064,557	USD	BOA	02/28/2023	(5,368)
50,550,000	NOK	5,119,817	USD	UBS	02/28/2023	(48,989)
162,000	ZAR	9,486	USD	MSC	02/28/2023	(198)
3,141,478	USD	15,943,000	BRL	CBK	02/02/2023	2,200
4,516,303	USD	23,457,000	BRL	MSC	02/02/2023	(102,529)
4,600,133	USD	23,457,000	BRL	CBK	03/02/2023	4,260
3,304,085	USD	4,408,000	CAD	TDB	02/28/2023	(9,456)
13,086,958	USD	11,972,224	EUR	TDB	02/28/2023	47,729
4,994,352	USD	6,156,288,000	KRW	MSC	02/28/2023	(8,523)
6,576,684	USD	124,348,000	MXN	BOA	02/28/2023	5,821
6,604,090	USD	10,164,000	NZD	MSC	02/28/2023	31,998
Total foreign currency contracts						$ (88,751)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
107

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 18,474,875	$ —	$ 18,474,875	$ —
Corporate Bonds	10,404,621	—	10,404,621	—
Foreign Government Obligations	42,967,922	—	42,967,922	—
Senior Floating Rate Interests	11,495,021	—	11,495,021	—
U.S. Government Agencies	6,855,119	—	6,855,119	—
U.S. Government Securities	373,086,293	—	373,086,293	—
Short-Term Investments	217,872	—	217,872	—
Purchased Options	111,567	—	111,567	—
Foreign Currency Contracts(2)	94,912	—	94,912	—
Futures Contracts(2)	1,385,415	1,385,415	—	—
Swaps - Interest Rate(2)	5,221,385	—	5,221,385	—
Total	$ 470,315,002	$ 1,385,415	$ 468,929,587	$ —
Liabilities
Bond Forward Contracts(2)	$ (73,032)	$ —	$ (73,032)	$ —
Foreign Currency Contracts(2)	(183,663)	—	(183,663)	—
Futures Contracts(2)	(314,821)	(314,821)	—	—
Swaps - Credit Default(2)	(12,848)	—	(12,848)	—
Swaps - Total Return(2)	(65,913)	—	(65,913)	—
Total	$ (650,277)	$ (314,821)	$ (335,456)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
108

Hartford International Equity Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Australia - 1.4%
25,902	ASX Ltd.	$ 1,267,518
504,424	Aurizon Holdings Ltd.	1,318,443
167,609	Austal Ltd.	196,694
27,326	Flutter Entertainment plc*	4,239,788
207,223	OceanaGold Corp.*	448,538
381,658	Resolute Mining Ltd.*(1)	74,275
50,389	Wesfarmers Ltd.	1,776,550
		9,321,806
	Austria - 0.8%
64,926	ams-OSRAM AG*	606,542
127,987	Erste Group Bank AG	4,856,356
22,976	Zumtobel Group AG	182,733
		5,645,631
	Belgium - 0.5%
19,711	Ageas S.A.	962,329
23,370	Anheuser-Busch InBev S.A.	1,410,654
44,185	bpost S.A.	239,548
63,253	Proximus S.A.	648,161
		3,260,692
	Brazil - 1.7%
117,922	Atacadao S.A.	382,132
405,400	B3 S.A. - Brasil Bolsa Balcao	1,035,003
319,439	Banco Bradesco S.A. ADR	891,235
410,263	Caixa Seguridade Participacoes S/A	702,320
55,372	Cia de Saneamento Basico do Estado de Sao Paulo	607,136
122,474	Localiza Rent a Car S.A.	1,428,538
535	Localiza Rent a Car S.A. ADR*	6,240
1,154,788	Magazine Luiza S.A.*	1,007,764
116,367	Telefonica Brasil S.A.	958,664
277,361	Ultrapar Participacoes S.A.	720,681
211,903	Vale S.A. ADR	3,958,348
4,908	XP, Inc.*	86,774
		11,784,835
	Burkina Faso - 0.1%
22,634	Endeavour Mining plc	533,295
	Canada - 4.3%
36,036	ARC Resources Ltd.	418,711
25,050	Bank of Montreal	2,520,909
33,728	Bank of Nova Scotia	1,825,882
57,987	Barrick Gold Corp.	1,133,983
26,633	Cameco Corp.	745,216
30,071	Canadian National Railway Co.	3,579,456
79,828	Centerra Gold, Inc.	512,368
52,106	Fortis, Inc.	2,140,945
24,038	Intact Financial Corp.	3,487,321
41,295	Kinross Gold Corp.	191,609
11,912	National Bank of Canada	894,821
47,224	Pembina Pipeline Corp.	1,675,582
33,325	Royal Bank of Canada	3,410,268
30,498	TC Energy Corp.	1,314,081
56,931	TELUS Corp.	1,226,720
52,641	Toronto-Dominion Bank	3,642,201
93,162	Trican Well Service Ltd.*	240,861
		28,960,934
	Chile - 0.1%
51,134	Cia Cervecerias Unidas S.A.	393,446
120,213	Empresa Nacional de Telecomunicaciones S.A.	461,280
		854,726
	China - 9.7%
29,480	Airtac International Group	1,008,191
52,543	Alibaba Group Holding Ltd. ADR*	5,790,239
266,600	ANTA Sports Products Ltd.	4,043,950
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 9.7% - (continued)
39,847	Baidu, Inc. Class A*	$ 669,830
188,364	BOC Hong Kong Holdings Ltd.	658,311
1,984,000	Brilliance China Automotive Holdings Ltd.*	1,178,419
89,212	BYD Co., Ltd. Class H	2,825,125
919,316	China BlueChemical Ltd. Class H	252,722
4,335,037	China Construction Bank Corp. Class H	2,806,030
371,955	China Merchants Bank Co., Ltd. Class H	2,412,547
894,000	China Merchants Port Holdings Co., Ltd.	1,253,231
6,568,323	China Reinsurance Group Corp. Class H	504,230
1,052,701	China Resources Gas Group Ltd.	4,426,856
290,400	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	2,087,870
2,049,783	China State Construction Engineering Corp. Ltd. Class A	1,684,517
11,070,100	China Tower Corp. Ltd. Class H(2)	1,257,794
831,545	CSPC Pharmaceutical Group Ltd.	948,130
2,387,829	Dongfeng Motor Group Co., Ltd. Class H	1,423,663
58,213	H World Group Ltd. ADR	2,763,953
179,381	Haier Smart Home Co., Ltd. Class A	685,531
138,863	Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	869,880
222,000	Kingdee International Software Group Co., Ltd.*	484,517
143,700	Livzon Pharmaceutical Group, Inc. Class A	722,410
24,366	Meituan Class B*(2)	544,723
270,300	Midea Group Co., Ltd. Class A	2,218,242
1,922,000	PetroChina Co., Ltd. Class H	1,028,174
386,000	Ping An Insurance Group Co. of China Ltd. Class H	2,998,333
178,574	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	314,861
655,300	Sinoma Science & Technology Co., Ltd. Class A	2,416,667
4,449,000	Sinopec Engineering Group Co., Ltd. Class H	2,242,594
223,567	Tencent Holdings Ltd.	10,894,176
34,502	Yunnan Energy New Material Co., Ltd. Class A	801,192
47,422	ZTO Express Cayman, Inc. ADR	1,352,001
		65,568,909
	Denmark - 0.3%
15,100	Carlsberg A/S Class B	2,143,620
	Egypt - 0.1%
401,706	Centamin plc	550,684
	Finland - 0.8%
46,801	Kone Oyj Class B	2,552,343
255,137	Nokia Oyj	1,209,736
19,418	Orion Oyj Class B	1,040,312
85,762	Wartsila Oyj Abp	815,683
		5,618,074
	France - 8.2%
110,096	Accor S.A.*	3,573,492
39,682	Airbus SE	4,974,767
157,972	AXA S.A.	4,928,572
27,987	BNP Paribas S.A.	1,922,200
61,119	Bureau Veritas S.A.	1,747,482
32,698	Capgemini SE	6,205,608
61,663	Carrefour S.A.	1,172,890
27,108	Cie de Saint-Gobain	1,556,844
4,007	Criteo S.A. ADR*	121,212
35,863	Danone S.A.	1,966,700
4,465	Dassault Aviation S.A.	762,458
131,148	Engie S.A.	1,862,284
106,222	Getlink SE	1,796,614
13,213	Imerys S.A.	548,006
10,422	L'Oreal S.A.	4,303,365
1,872	LVMH Moet Hennessy Louis Vuitton SE	1,634,210
36,238	Metropole Television S.A.	577,162

109

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	France - 8.2% - (continued)
99,570	Orange S.A.	$ 1,053,724
27,978	Quadient S.A.	493,411
22,069	Renault S.A.*	897,313
48,303	Societe Generale S.A.	1,437,814
21,098	Sodexo S.A.	2,091,504
1,356	Sopra Steria Group	225,534
85,437	Television Francaise	683,318
84,590	TotalEnergies SE(1)	5,229,418
11,768	Vicat S.A.	328,605
32,863	Vinci S.A.	3,713,175
		55,807,682
	Germany - 4.2%
27,232	Brenntag SE	2,032,815
96,256	Ceconomy AG	236,066
10,098	Continental AG	709,033
45,395	Daimler Truck Holding AG*	1,525,436
15,347	Deutsche Boerse AG	2,746,227
155,757	Deutsche Telekom AG	3,470,079
12,792	Duerr AG	488,065
34,038	Evonik Industries AG	756,615
25,827	Fresenius Medical Care AG & Co. KGaA	969,925
42,514	Fresenius SE & Co. KGaA	1,232,092
24,151	HeidelbergCement AG	1,657,179
108,189	Infineon Technologies AG	3,895,935
15,033	Mercedes-Benz Group AG	1,118,636
19,082	Merck KGaA	3,982,951
22,813	SAP SE	2,704,252
17,641	Scout24 SE(2)	1,027,024
		28,552,330
	Hong Kong - 3.8%
392,380	AIA Group Ltd.	4,436,894
98,838	ASMPT Ltd.	816,365
170,144	CK Asset Holdings Ltd.	1,087,817
113,336	Dah Sing Financial Holdings Ltd.	300,394
1,585,559	HKT Trust & HKT Ltd.	2,077,361
99,465	Hong Kong Exchanges & Clearing Ltd.	4,473,695
258,490	Link REIT	2,069,047
1,070,000	Pacific Basin Shipping Ltd.	377,591
154,629	PAX Global Technology Ltd.	146,148
155,212	Prudential plc	2,578,855
1,301,050	Sino Biopharmaceutical Ltd.	757,065
166,231	Sun Hung Kai Properties Ltd.	2,357,425
234,633	Techtronic Industries Co., Ltd.	3,024,838
1,166,973	WH Group Ltd.(2)	718,697
248,218	Yue Yuen Industrial Holdings Ltd.	407,195
		25,629,387
	Hungary - 0.0%
244,389	Magyar Telekom Telecommunications plc	259,472
	India - 2.7%
22,457	Asian Paints Ltd.	749,939
129,345	Axis Bank Ltd.	1,382,404
300,767	Bharti Airtel Ltd.	2,749,690
164,759	Canara Bank	615,339
26,198	HDFC Bank Ltd. ADR	1,764,697
122,867	ICICI Bank Ltd. ADR	2,559,320
111,570	Infosys Ltd.	2,101,453
190,153	Oil & Natural Gas Corp. Ltd.	338,825
47,401	Reliance Industries Ltd.	1,367,395
54,208	Reliance Industries Ltd. GDR(2)	3,110,476
43,276	Tata Consultancy Services Ltd.	1,786,159
		18,525,697
	Indonesia - 0.8%
4,371,536	Bank Central Asia Tbk PT	2,480,886
1,095,011	Bank Mandiri Persero Tbk PT	729,645
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Indonesia - 0.8% - (continued)
4,604,700	Bank Rakyat Indonesia Persero Tbk PT	$ 1,412,114
1,686,481	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	119,386
1,873,100	Telkom Indonesia Persero Tbk PT	484,070
		5,226,101
	Ireland - 0.8%
255,950	AIB Group plc	1,075,141
92,754	Bank of Ireland Group plc	990,969
35,756	Ryanair Holdings plc ADR*	3,236,991
		5,303,101
	Italy - 2.6%
60,159	Assicurazioni Generali S.p.A.	1,174,382
372,867	BPER Banca	1,024,304
289,678	Davide Campari-Milano N.V.	3,107,399
29,325	De' Longhi S.p.A.	676,941
145,163	Eni S.p.A.	2,233,801
13,085	Ferrari N.V.	3,269,734
52,238	Moncler S.p.A.	3,269,454
138,393	UniCredit S.p.A.	2,702,973
		17,458,988
	Japan - 13.3%
17,340	Adastria Co., Ltd.	292,639
20,894	Aeon Delight Co., Ltd.	496,005
44,452	Alfresa Holdings Corp.	556,405
56,109	Alps Alpine Co., Ltd.	574,892
70,500	Amada Co., Ltd.	633,285
46,031	Asahi Group Holdings Ltd.	1,520,047
43,646	ASKUL Corp.	576,933
174,861	Astellas Pharma, Inc.	2,573,977
3,872	Benesse Holdings, Inc.	59,225
63,449	Chiyoda Corp.*	188,640
83,738	Chugai Pharmaceutical Co., Ltd.	2,170,914
28,038	Citizen Watch Co., Ltd.	133,393
13,420	CMIC Holdings Co., Ltd.	181,810
41,682	Cosel Co., Ltd.	356,252
61,563	Dai-ichi Life Holdings, Inc.	1,444,438
44,875	DeNA Co., Ltd.	629,227
10,500	Dowa Holdings Co., Ltd.	366,588
7,301	Eisai Co., Ltd.	451,713
30,050	Fuji Media Holdings, Inc.	253,805
45,830	Hakuhodo DY Holdings, Inc.	495,300
114,024	Hino Motors Ltd.*	487,742
25,630	Hisaka Works Ltd.	170,149
72,886	Honda Motor Co., Ltd.	1,802,945
41,092	Ichiyoshi Securities Co., Ltd.	196,391
75,761	Inpex Corp.	832,510
78,674	Isuzu Motors Ltd.	994,860
33,225	Japan Airlines Co., Ltd.*	704,621
155	Japan Real Estate Investment Corp.	664,561
59,820	JGC Holdings Corp.	781,372
66,417	Kao Corp.	2,684,697
118,191	KDDI Corp.	3,692,693
7,439	Keyence Corp.	3,424,683
152,681	Kirin Holdings Co., Ltd.	2,352,772
17,946	Kissei Pharmaceutical Co., Ltd.	353,548
39,627	Kyoei Steel Ltd.	433,183
18,408	Makino Milling Machine Co., Ltd.	660,810
39,039	Makita Corp.	1,039,875
24,313	Maruichi Steel Tube Ltd.	523,513
44,738	Maxell Ltd.	488,243
19,440	Miraial Co., Ltd.	230,193
76,110	Mitsubishi Estate Co., Ltd.	978,251
292,915	Mitsubishi UFJ Financial Group, Inc.	2,145,567
38,483	MS&AD Insurance Group Holdings, Inc.	1,234,293
39,076	Neturen Co., Ltd.	207,224

110

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Japan - 13.3% - (continued)
48,064	Nikon Corp.	$ 474,555
294	Nippon Building Fund, Inc. REIT	1,284,887
33,121	Nippon Chemi-Con Corp.*	422,337
66,654	Nippon Television Holdings, Inc.	538,880
286,989	Nissan Motor Co., Ltd.	1,031,134
25,097	Nitori Holdings Co., Ltd.	3,321,731
60,826	NOK Corp.	577,684
94,414	Nomura Holdings, Inc.	376,790
8,270	Obic Co., Ltd.	1,325,901
13,691	OKUMA Corp.	554,938
43,310	Ono Pharmaceutical Co., Ltd.	939,770
26,460	OSG Corp.	415,287
13,276	Paramount Bed Holdings Co., Ltd.	254,984
207,748	Resona Holdings, Inc.	1,149,620
17,782	Sanyo Shokai Ltd.*	193,894
24,576	Secom Co., Ltd.	1,464,134
59,385	Seven & i Holdings Co., Ltd.	2,803,738
21,362	Shin-Etsu Chemical Co., Ltd.	3,149,250
51,061	Shiseido Co., Ltd.	2,653,946
190,592	Softbank Corp.	2,180,771
34,506	Sony Group Corp.	3,083,164
45,156	Stanley Electric Co., Ltd.	971,813
53,561	Subaru Corp.	880,095
84,335	Sumitomo Electric Industries Ltd.	1,013,383
34,251	Sumitomo Heavy Industries Ltd.	761,648
15,564	Sumitomo Mitsui Financial Group, Inc.	676,428
38,112	Sumitomo Mitsui Trust Holdings, Inc.	1,388,368
35,731	Sumitomo Realty & Development Co., Ltd.	871,019
65,837	Sumitomo Rubber Industries Ltd.	584,486
17,725	Sundrug Co., Ltd.	501,499
121,733	T&D Holdings, Inc.	1,948,489
30,190	Tachi-S Co., Ltd.	278,568
34,172	Taiheiyo Cement Corp.	588,900
38,267	Takeda Pharmaceutical Co., Ltd.	1,203,014
45,633	THK Co., Ltd.	968,439
91,439	Tochigi Bank Ltd.	216,128
45,455	Tokai Rika Co., Ltd.	527,623
7,696	Tokyo Seimitsu Co., Ltd.	264,972
28,196	Toyoda Gosei Co., Ltd.	468,168
11,600	Toyota Boshoku Corp.	172,050
49,415	TS Tech Co., Ltd.	615,548
12,137	Tsuruha Holdings, Inc.	893,618
45,367	TV Asahi Holdings Corp.	469,504
47,803	Unipres Corp.	285,918
26,310	Ushio, Inc.	352,674
48,334	Xebio Holdings Co., Ltd.	344,945
28,489	Yakult Honsha Co., Ltd.	2,033,770
62,620	Yamato Holdings Co., Ltd.	1,095,658
13,731	Yodogawa Steel Works Ltd.	292,578
		89,906,882
	Luxembourg - 0.1%
17,634	RTL Group S.A.	855,621
	Malaysia - 0.4%
665,670	CIMB Group Holdings Bhd	899,089
499,700	Malaysia Airports Holdings Bhd*	828,338
33,864	Nestle Malaysia Bhd	1,073,296
		2,800,723
	Mexico - 0.6%
24,107	America Movil S.A.B. de C.V. Class L ADR	504,560
35,001	Fresnillo plc	355,535
179,192	Megacable Holdings S.A.B. de C.V.	563,445
1,143,243	Operadora de Sites Mexicanos S.A.B. de C.V.(1)	1,207,568
401,146	Wal-Mart de Mexico S.A.B. de C.V.(1)	1,566,835
		4,197,943
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Netherlands - 4.5%
99,805	ABN Amro Bank N.V. GDR(2)	$ 1,656,518
1,996	Adyen N.V.*(2)	3,017,766
5,345	ASML Holding N.V.	3,536,507
118,162	BNP Paribas Emissions- und Handelsgesellschaft mbH	1,711,017
28,991	Fugro N.V.*	386,039
74,350	Heineken N.V.	7,430,457
73,302	Koninklijke Philips N.V.	1,265,592
261,013	Shell plc	7,662,756
135,358	Universal Music Group N.V.	3,460,071
		30,126,723
	Nigeria - 0.2%
1,135,029	Airtel Africa plc(2)	1,638,597
	Norway - 0.0%
26,926	Norsk Hydro ASA	218,312
	Philippines - 0.2%
1,447,000	Ayala Land, Inc.	780,457
262,952	Security Bank Corp.	443,762
		1,224,219
	Poland - 0.1%
331,227	Orange Polska S.A.	534,727
	Portugal - 0.3%
105,407	Jeronimo Martins SGPS S.A.	2,288,463
	Russia - 0.0%
94,370	Gazprom PJSC*(3)	—
3,866	Lukoil PJSC ADR*(3)	—
55,232	Mobile TeleSystems PJSC ADR*(3)	—
23,552	Ozon Holdings plc ADR*(3)	—
511,012	Sberbank of Russia PJSC*(3)	—
164,682	Surgutneftegas PJSC ADR*(3)	—
364,563	VEON Ltd. ADR*	183,849
70,320	VK Co., Ltd. GDR*(3)	—
14,483	Yandex N.V. Class A*(3)	—
		183,849
	Saudi Arabia - 0.5%
66,233	Al Rajhi Bank*	1,447,137
43,974	Jarir Marketing Co.	1,762,241
		3,209,378
	South Africa - 1.5%
152,842	Anglo American plc	6,592,133
32,948	Astral Foods Ltd.	305,186
88,181	Discovery Ltd.*	701,404
305,650	FirstRand Ltd.	1,135,673
99,303	Harmony Gold Mining Co., Ltd. ADR	348,553
20,139	MTN Group Ltd.	170,469
460,908	Nampak Ltd.*	25,959
528,266	Netcare Ltd.	435,289
884,514	Old Mutual Ltd.	602,954
		10,317,620
	South Korea - 4.3%
5,841	CJ CheilJedang Corp.	1,638,749
12,845	Coway Co., Ltd.*	582,500
33,047	Dentium Co., Ltd.*	3,176,075
80,799	DGB Financial Group, Inc.*	523,444
41,607	Hana Financial Group, Inc.	1,652,930
21,673	Hankook Tire & Technology Co., Ltd.*	571,946
4,966	Hyundai Mobis Co., Ltd.	830,350
36,173	KB Financial Group, Inc.	1,648,490
82,912	KT Corp.*	2,362,630
14,758	KT&G Corp.*	1,107,020
5,897	LG Energy Solution Ltd.*	2,508,290
1,139	LG H&H Co., Ltd.	690,528

111

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	South Korea - 4.3% - (continued)
109,232	Pan Ocean Co., Ltd.*	$ 538,079
150,385	Samsung Electronics Co., Ltd.	7,490,711
153,666	Samsung Heavy Industries Co., Ltd.*	726,194
45,516	Shinhan Financial Group Co., Ltd.	1,539,095
37,420	SK Telecom Co., Ltd.	1,418,034
51,921	Tongyang Life Insurance Co., Ltd.*	201,883
		29,206,948
	Spain - 1.8%
171,497	CaixaBank S.A.	760,925
97,392	Cellnex Telecom S.A.(2)	3,816,596
226,632	Iberdrola S.A.	2,658,793
116,625	Industria de Diseno Textil S.A.	3,641,127
192,610	Prosegur Cia de Seguridad S.A.	435,938
508,855	Unicaja Banco S.A.(2)	625,460
		11,938,839
	Sweden - 2.3%
280,945	Assa Abloy AB Class B	6,618,011
126,713	Atlas Copco AB Class A	1,503,584
161,247	Atlas Copco AB Class B	1,700,770
161,320	Sandvik AB	3,334,103
71,477	SKF AB Class B	1,265,021
171,116	Telefonaktiebolaget LM Ericsson Class B	992,551
		15,414,040
	Switzerland - 3.9%
32,948	Adecco Group AG	1,223,712
5,589	Implenia AG*	234,775
58,728	Julius Baer Group Ltd.	3,767,067
6,192	Lonza Group AG	3,532,173
71,834	Novartis AG	6,494,443
3,092	Partners Group Holding AG	2,901,213
4,487	Schindler Holding AG	956,347
964	SGS S.A.	2,350,843
28,293	SIG Group AG*	701,269
4,133	Swatch Group AG	1,496,429
121,241	UBS Group AG	2,587,934
		26,246,205
	Taiwan - 5.0%
149,063	Advantech Co., Ltd.	1,704,495
586,801	ASE Technology Holding Co., Ltd.	1,979,891
104,624	Catcher Technology Co., Ltd.	622,161
3,004,030	CTBC Financial Holding Co., Ltd.	2,296,955
185,230	Delta Electronics, Inc.	1,796,261
255,561	Foxconn Technology Co., Ltd.	463,498
84,000	Hiwin Technologies Corp.	628,060
1,235,348	Hon Hai Precision Industry Co., Ltd.	4,119,554
148,621	Hotai Motor Co., Ltd.	3,262,992
134,000	Simplo Technology Co., Ltd.	1,327,525
754,823	Taiwan Semiconductor Manufacturing Co., Ltd.	13,320,197
772,000	United Microelectronics Corp.*	1,263,335
66,664	Yageo Corp.	1,210,013
		33,994,937
	Tanzania - 0.1%
618,076	Helios Towers plc*	815,334
	Thailand - 0.5%
197,318	Kasikornbank PCL	867,021
58,960	Kasikornbank PCL NVDR	260,040
4,018,506	Thai Beverage PCL	2,146,441
		3,273,502
	Turkey - 0.3%
81,232	Anadolu Efes Biracilik Ve Malt Sanayii AS	225,747
50,461	Coca-Cola Icecek AS	492,145
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Turkey - 0.3% - (continued)
56,406	Eldorado Gold Corp.*	$ 539,242
214,341	Ulker Biskuvi Sanayi AS*	435,764
		1,692,898
	United Kingdom - 8.0%
64,679	AstraZeneca plc	8,473,755
163,698	Babcock International Group plc*	618,461
372,550	BAE Systems plc	3,943,829
560,949	BP plc	3,388,271
97,720	British Land Co. plc REIT	534,809
481,005	BT Group plc	741,081
58,035	Compass Group plc	1,386,340
22,430	Croda International plc	1,911,860
68,791	Diageo plc	3,007,960
160,892	easyJet plc*	980,087
87,060	Experian plc	3,183,738
491,951	Hays plc	750,594
42,494	Imperial Brands plc	1,066,014
248,618	J Sainsbury plc	806,288
147,742	Kingfisher plc	509,698
66,966	Land Securities Group plc REIT	586,676
11,515	Linde plc	3,809,387
85,808	Marks & Spencer Group plc*	154,782
84,512	National Grid plc	1,074,392
99,252	Pagegroup plc	558,751
123,912	Provident Financial plc	357,470
50,318	Reckitt Benckiser Group plc	3,585,706
207,753	SIG plc*	89,747
226,773	Smith & Nephew plc	3,131,811
114,080	Smiths Group plc	2,435,267
225,279	Standard Chartered plc	1,892,256
53,763	SThree plc	281,034
64,942	Unilever plc	3,296,904
131,880	WPP plc	1,540,851
		54,097,819
	United States - 5.4%
78,116	Computershare Ltd.	1,315,618
11,117	CSL Ltd.	2,347,359
116,901	GSK plc	2,053,368
21,634	Holcim AG*	1,293,382
46,567	James Hardie Industries plc	1,044,895
67,034	Las Vegas Sands Corp.*	3,955,006
11,056	Lululemon Athletica, Inc.*	3,392,865
29,125	Nestle S.A.	3,553,513
21,806	QIAGEN N.V.*	1,063,764
11,115	Roche Holding AG	3,469,774
5,502	Rubicon Earnout Shares(3)(4)	985
73,363	Rubicon Technology, Inc. Class B(3)(4)	118,188
73,363	Rubicon Technology, Inc. Class V(3)(4)	—
73,363	Rubicon TRA Placeholder(3)(4)	16,140
70,542	Schlumberger Ltd.	4,019,483
50,611	Schneider Electric SE	8,209,891
16,188	Tory Burch LLC(3)(4)	552,330
		36,406,561
	Total Common Stocks (cost $573,222,506)	$ 651,596,104
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
243,469	Essence Group Holdings Corp. Series 3(3)(4)	$ 447,983
38,688	Lookout, Inc. Series F(3)(4)	276,232
		724,215
	Total Convertible Preferred Stocks (cost $826,934)	$ 724,215

112

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,536	iShares Core MSCI EAFE ETF		$ 170,090
	Total Exchange-Traded Funds (cost $132,712)		$ 170,090
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
32,075	Sprott Physical Uranium Trust *		$ 411,258
	Total Closed End Funds (cost $200,539)		$ 411,258
PREFERRED STOCKS - 1.3%
	Brazil - 0.5%
212,500	Itau Unibanco Holding S.A. (Preference Shares)		$ 1,060,344
1,225,661	Itausa S.A. (Preference Shares)		2,059,549
			3,119,893
	Chile - 0.1%
351,150	Embotelladora Andina S.A. (Preference Shares)		871,088
	Germany - 0.7%
22,781	Fuchs Petrolub SE (Preference Shares)		908,834
13,164	Henkel AG & Co. KGaA (Preference Shares)		938,597
19,863	Volkswagen AG (Preference Shares)		2,754,813
			4,602,244
	Total Preferred Stocks (cost $8,234,401)		$ 8,593,225
	Total Long-Term Investments (cost $582,617,092)		$ 661,494,892
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.4%
$ 2,554,942	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $2,555,246; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $2,606,066		$ 2,554,942
	Securities Lending Collateral - 0.3%
298,939	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(5)		298,939
979,048	HSBC US Government Money Market Fund, 4.22%(5)		979,048
288,176	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(5)		288,176
293,655	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(5)		293,655
			1,859,818
	Total Short-Term Investments (cost $4,414,760)		$ 4,414,760
	Total Investments (cost $587,031,852)	98.4%	$ 665,909,652
	Other Assets and Liabilities	1.6%	11,002,610
	Total Net Assets	100.0%	$ 676,912,262
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $17,413,651, representing 2.6% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,411,858 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	$ 384,997	$ 447,983
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	276,232
09/2015	Rubicon Earnout Shares	5,502	—	985
09/2022	Rubicon Technology, Inc. Class V	73,363	—	—
09/2015	Rubicon Technology, Inc. Class B	73,363	313,599	118,188
09/2015	Rubicon TRA Placeholder	73,363	—	16,140
11/2013	Tory Burch LLC	16,188	1,268,749	552,330
			$ 2,409,282	$ 1,411,858

(5)	Current yield as of period end.

113

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	96	03/16/2023	$ 12,578,243	$ 589,653
Total futures contracts				$ 589,653
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
114

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 9,321,806	$ 448,538	$ 8,873,268	$ —
Austria	5,645,631	—	5,645,631	—
Belgium	3,260,692	—	3,260,692	—
Brazil	11,784,835	11,778,595	6,240	—
Burkina Faso	533,295	533,295	—	—
Canada	28,960,934	28,960,934	—	—
Chile	854,726	461,280	393,446	—
China	65,568,909	11,994,063	53,574,846	—
Denmark	2,143,620	—	2,143,620	—
Egypt	550,684	—	550,684	—
Finland	5,618,074	—	5,618,074	—
France	55,807,682	121,212	55,686,470	—
Germany	28,552,330	—	28,552,330	—
Hong Kong	25,629,387	—	25,629,387	—
Hungary	259,472	259,472	—	—
India	18,525,697	4,324,017	14,201,680	—
Indonesia	5,226,101	—	5,226,101	—
Ireland	5,303,101	3,236,991	2,066,110	—
Italy	17,458,988	—	17,458,988	—
Japan	89,906,882	—	89,906,882	—
Luxembourg	855,621	—	855,621	—
Malaysia	2,800,723	1,073,296	1,727,427	—
Mexico	4,197,943	3,842,408	355,535	—
Netherlands	30,126,723	—	30,126,723	—
Nigeria	1,638,597	—	1,638,597	—
Norway	218,312	—	218,312	—
Philippines	1,224,219	—	1,224,219	—
Poland	534,727	—	534,727	—
Portugal	2,288,463	—	2,288,463	—
Russia	183,849	183,849	—	—
Saudi Arabia	3,209,378	3,209,378	—	—
South Africa	10,317,620	679,698	9,637,922	—
South Korea	29,206,948	—	29,206,948	—
Spain	11,938,839	—	11,938,839	—
Sweden	15,414,040	—	15,414,040	—
Switzerland	26,246,205	—	26,246,205	—
Taiwan	33,994,937	—	33,994,937	—
Tanzania	815,334	815,334	—	—
Thailand	3,273,502	—	3,273,502	—
Turkey	1,692,898	975,006	717,892	—
United Kingdom	54,097,819	638,504	53,459,315	—
United States	36,406,561	11,367,354	24,351,564	687,643
Convertible Preferred Stocks	724,215	—	—	724,215
Exchange-Traded Funds	170,090	170,090	—	—
Closed End Funds	411,258	411,258	—	—
Preferred Stocks	8,593,225	3,990,981	4,602,244	—
Short-Term Investments	4,414,760	1,859,818	2,554,942	—
Futures Contracts(2)	589,653	589,653	—	—
Total	$ 666,499,305	$ 91,925,024	$ 573,162,423	$ 1,411,858

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
115

The Hartford International Growth Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Australia - 2.8%
58,483	Flutter Entertainment plc*	$ 9,073,979
	Austria - 2.2%
194,854	Erste Group Bank AG	7,393,566
	China - 8.3%
302,600	ANTA Sports Products Ltd.	4,590,020
199,137	BYD Co., Ltd. Class H	6,306,179
128,904	H World Group Ltd. ADR	6,120,362
19,826	Meituan Class B*(1)	443,228
198,267	Tencent Holdings Ltd.	9,661,335
		27,121,124
	France - 10.4%
238,904	Accor S.A.*	7,754,337
85,674	Airbus SE	10,740,593
32,897	Capgemini SE	6,243,376
22,512	L'Oreal S.A.	9,295,466
		34,033,772
	Germany - 2.6%
233,672	Infineon Technologies AG	8,414,635
	Hong Kong - 4.1%
150,229	Hong Kong Exchanges & Clearing Ltd.	6,756,936
517,378	Techtronic Industries Co., Ltd.	6,669,925
		13,426,861
	India - 2.1%
117,966	Reliance Industries Ltd. GDR(1)	6,768,935
	Ireland - 2.1%
77,150	Ryanair Holdings plc ADR*	6,984,389
	Italy - 6.4%
625,491	Davide Campari-Milano N.V.	6,709,692
28,218	Ferrari N.V.	7,063,598
112,694	Moncler S.p.A.	7,053,252
		20,826,542
	Japan - 6.5%
16,357	Keyence Corp.	7,530,252
46,522	Shin-Etsu Chemical Co., Ltd.	6,858,413
75,625	Sony Group Corp.	6,757,210
		21,145,875
	Netherlands - 9.0%
4,384	Adyen N.V.*(1)	6,628,200
11,488	ASML Holding N.V.	7,601,008
76,715	Heineken N.V.	7,666,813
291,620	Universal Music Group N.V.	7,454,497
		29,350,518
	South Africa - 3.4%
258,901	Anglo American plc	11,166,498
	South Korea - 3.8%
13,302	LG Energy Solution Ltd.*	5,658,007
135,769	Samsung Electronics Co., Ltd.	6,762,685
		12,420,692
	Spain - 2.5%
210,779	Cellnex Telecom S.A.(1)	8,260,004
	Sweden - 4.4%
310,949	Assa Abloy AB Class B	7,324,792
348,330	Sandvik AB	7,199,158
		14,523,950
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Switzerland - 6.7%
126,825	Julius Baer Group Ltd.		$ 8,135,103
13,342	Lonza Group AG		7,610,828
6,587	Partners Group Holding AG		6,180,559
			21,926,490
	Taiwan - 6.7%
2,235,624	Hon Hai Precision Industry Co., Ltd.		7,455,206
827,885	Taiwan Semiconductor Manufacturing Co., Ltd.		14,609,506
			22,064,712
	United Kingdom - 3.3%
83,389	AstraZeneca plc		10,924,998
	United States - 10.6%
151,115	Las Vegas Sands Corp.*		8,915,785
23,813	Lululemon Athletica, Inc.*		7,307,733
151,613	Schlumberger Ltd.		8,638,909
60,623	Schneider Electric SE		9,833,993
			34,696,420
	Total Common Stocks (cost $257,033,457)		$ 320,523,960
PREFERRED STOCKS - 1.8%
	Germany - 1.8%
42,892	Volkswagen AG (Preference Shares)		$ 5,948,720
	Total Preferred Stocks (cost $6,747,673)		$ 5,948,720
	Total Long-Term Investments (cost $263,781,130)		$ 326,472,680
	Total Investments (cost $263,781,130)	99.7%	$ 326,472,680
	Other Assets and Liabilities	0.3%	900,174
	Total Net Assets	100.0%	$ 327,372,854
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $22,100,367, representing 6.8% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

116

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 9,073,979	$ —	$ 9,073,979	$ —
Austria	7,393,566	—	7,393,566	—
China	27,121,124	6,120,362	21,000,762	—
France	34,033,772	—	34,033,772	—
Germany	8,414,635	—	8,414,635	—
Hong Kong	13,426,861	—	13,426,861	—
India	6,768,935	—	6,768,935	—
Ireland	6,984,389	6,984,389	—	—
Italy	20,826,542	2,179,612	18,646,930	—
Japan	21,145,875	—	21,145,875	—
Netherlands	29,350,518	—	29,350,518	—
South Africa	11,166,498	—	11,166,498	—
South Korea	12,420,692	—	12,420,692	—
Spain	8,260,004	—	8,260,004	—
Sweden	14,523,950	—	14,523,950	—
Switzerland	21,926,490	—	21,926,490	—
Taiwan	22,064,712	—	22,064,712	—
United Kingdom	10,924,998	—	10,924,998	—
United States	34,696,420	24,862,427	9,833,993	—
Preferred Stocks	5,948,720	—	5,948,720	—
Total	$ 326,472,680	$ 40,146,790	$ 286,325,890	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
117

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Australia - 3.1%
2,658,806	Allkem Ltd.*	$ 24,684,194
1,017,405	Rio Tinto plc	79,664,058
6,413,743	South32 Ltd.	20,581,244
		124,929,496
	Brazil - 1.1%
3,890,072	Localiza Rent a Car S.A.	45,373,828
15,233	Localiza Rent a Car S.A. ADR*	177,678
		45,551,506
	Canada - 5.8%
252,191	Brookfield Asset Management Ltd. Class A*	8,233,562
858,341	Cameco Corp.	24,017,162
759,893	Canadian Pacific Railway Ltd.	59,978,177
2,486,819	Cenovus Energy, Inc.	49,678,441
23,071	Constellation Software, Inc.	40,761,050
1,445,103	Pembina Pipeline Corp.	51,274,520
57,660	Ritchie Bros Auctioneers, Inc.	3,486,771
		237,429,683
	China - 11.9%
1,775,000	Alibaba Group Holding Ltd.*	24,403,870
359,500	BYD Co., Ltd. Class H	11,384,482
1,344,900	China Tourism Group Duty Free Corp. Ltd. Class A	42,584,502
1,167,384	ENN Energy Holdings Ltd.	17,588,649
6,375,000	Geely Automobile Holdings Ltd.	10,342,159
1,900,200	JD.com, Inc. Class A	56,423,307
1,766,572	KE Holdings, Inc. ADR*	32,398,930
4,841,568	Li Ning Co., Ltd.	47,862,116
2,720,845	Meituan Class B*(1)	60,826,875
8,840,500	Ping An Insurance Group Co. of China Ltd. Class H	68,670,368
1,341,495	Proya Cosmetics Co., Ltd. Class A	32,829,039
3,461,435	Shanghai International Airport Co., Ltd. Class A*	31,096,721
700,457	Tencent Holdings Ltd.	34,132,506
291,268	Yum China Holdings, Inc.	17,945,021
		488,488,545
	Denmark - 0.9%
176,961	Ascendis Pharma A/S ADR*	21,957,321
38,882	Genmab A/S*	15,237,718
		37,195,039
	Finland - 1.0%
8,593,587	Nokia Oyj	40,746,629
	France - 8.9%
577,621	Airbus SE	72,413,941
2,185,164	AXA S.A.	68,174,979
1,254,331	Bureau Veritas S.A.	35,863,161
15,376	Hermes International	28,776,324
97,681	L'Oreal S.A.	40,333,618
43,503	LVMH Moet Hennessy Louis Vuitton SE	37,977,058
1,379,396	Renault S.A.*	56,085,474
1,815,878	Vallourec S.A.*	26,506,278
		366,130,833
	Germany - 7.0%
4,082,459	Commerzbank AG*	46,668,354
2,584,412	Deutsche Telekom AG	57,577,597
1,051,491	Infineon Technologies AG	37,864,670
1,380,636	RWE AG	61,464,359
525,483	Siemens AG	82,083,216
		285,658,196
	Hong Kong - 3.6%
379,900	Hong Kong Exchanges & Clearing Ltd.	17,086,982
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Hong Kong - 3.6% - (continued)
4,518,069	Prudential plc	$ 75,067,948
4,281,623	Techtronic Industries Co., Ltd.	55,197,753
		147,352,683
	India - 2.2%
1,413,197	Axis Bank Ltd.	15,103,862
1,563,409	Larsen & Toubro Ltd.	40,699,289
1,123,548	Reliance Industries Ltd.	32,411,421
		88,214,572
	Indonesia - 0.8%
56,090,900	Bank Central Asia Tbk PT	31,832,088
	Ireland - 0.8%
428,385	CRH plc	19,996,756
281,653	Smurfit Kappa Group plc	11,825,069
		31,821,825
	Italy - 2.1%
285,988	Ferrari N.V.	71,463,873
772,864	FinecoBank Banca Fineco S.p.A.	13,874,337
		85,338,210
	Japan - 13.4%
1,314,400	Chiba Bank Ltd.	9,945,280
1,701,600	Dai-ichi Life Holdings, Inc.	39,924,239
245,220	Daikin Industries Ltd.	42,593,384
144,000	Hoya Corp.	15,835,956
738,100	Kao Corp.	29,835,357
156,294	Keyence Corp.	71,952,875
7,802,800	Mitsubishi UFJ Financial Group, Inc.	57,154,580
142,400	Oriental Land Co., Ltd.	23,726,667
2,082,400	Resona Holdings, Inc.	11,523,426
943,600	Sony Group Corp.	84,312,108
974,600	Subaru Corp.	16,014,272
529,525	Sysmex Corp.	35,152,548
2,670,915	T&D Holdings, Inc.	42,751,327
189,400	Tokyo Electron Ltd.	66,199,874
		546,921,893
	Netherlands - 1.5%
1,493,568	Shell plc	43,803,594
173,121	Wolters Kluwer N.V.	18,874,175
		62,677,769
	South Africa - 1.8%
1,750,008	Anglo American plc	75,478,504
	South Korea - 1.0%
811,039	Samsung Electronics Co., Ltd.	40,398,038
	Spain - 2.2%
7,549,406	Iberdrola S.A.	88,561,351
	Switzerland - 6.6%
909,343	Alcon, Inc.	68,617,661
130,404	Lonza Group AG	74,387,832
1,318,428	Novartis AG	119,197,804
7,312	Partners Group Holding AG	6,860,824
		269,064,121
	Taiwan - 2.0%
4,667,440	Taiwan Semiconductor Manufacturing Co., Ltd.	82,365,294
	Thailand - 1.2%
11,444,114	Kasikornbank PCL	50,285,781
	United Kingdom - 13.6%
3,102,876	Allfunds Group plc	24,683,249
677,506	AstraZeneca plc	88,761,725
7,628,103	BAE Systems plc	80,751,394

118

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.8% - (continued)
	United Kingdom - 13.6% - (continued)
400,774	CNH Industrial N.V.		$ 7,090,234
852,827	Diageo plc		37,290,774
11,748,248	HSBC Holdings plc		86,565,154
212,810	Linde plc		70,401,711
469,288	London Stock Exchange Group plc		42,960,911
637,265	Subsea 7 S.A.		7,941,646
2,178,781	Unilever plc		110,897,895
			557,344,693
	United States - 3.3%
70,906	CyberArk Software Ltd.*		9,989,238
319,850	Nestle S.A.		39,024,593
97,330	Roche Holding AG		30,383,542
22,464	Schneider Electric SE		3,644,010
2,999,505	Tenaris S.A.		53,153,466
			136,194,849
	Total Common Stocks (cost $3,395,006,258)		$ 3,919,981,598
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
1,223,474	iShares MSCI ACWI ex U.S. ETF		$ 60,635,372
	Total Exchange-Traded Funds (cost $59,651,288)		$ 60,635,372
PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
14,912,900	Banco Bradesco S.A. (Preference Shares)		$ 41,187,254
	Total Preferred Stocks (cost $42,697,736)		$ 41,187,254
	Total Long-Term Investments (cost $3,497,355,282)		$ 4,021,804,224
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 12,839,727	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $12,841,254; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $13,096,563		$ 12,839,727
	Total Short-Term Investments (cost $12,839,727)		$ 12,839,727
	Total Investments (cost $3,510,195,009)	98.6%	$ 4,034,643,951
	Other Assets and Liabilities	1.4%	59,162,901
	Total Net Assets	100.0%	$ 4,093,806,852
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $60,826,875, representing 1.5% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

119

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 124,929,496	$ —	$ 124,929,496	$ —
Brazil	45,551,506	45,373,828	177,678	—
Canada	237,429,683	237,429,683	—	—
China	488,488,545	50,343,951	438,144,594	—
Denmark	37,195,039	21,957,321	15,237,718	—
Finland	40,746,629	—	40,746,629	—
France	366,130,833	—	366,130,833	—
Germany	285,658,196	—	285,658,196	—
Hong Kong	147,352,683	—	147,352,683	—
India	88,214,572	—	88,214,572	—
Indonesia	31,832,088	—	31,832,088	—
Ireland	31,821,825	—	31,821,825	—
Italy	85,338,210	—	85,338,210	—
Japan	546,921,893	—	546,921,893	—
Netherlands	62,677,769	—	62,677,769	—
South Africa	75,478,504	—	75,478,504	—
South Korea	40,398,038	—	40,398,038	—
Spain	88,561,351	—	88,561,351	—
Switzerland	269,064,121	—	269,064,121	—
Taiwan	82,365,294	—	82,365,294	—
Thailand	50,285,781	—	50,285,781	—
United Kingdom	557,344,693	—	557,344,693	—
United States	136,194,849	9,989,238	126,205,611	—
Exchange-Traded Funds	60,635,372	60,635,372	—	—
Preferred Stocks	41,187,254	41,187,254	—	—
Short-Term Investments	12,839,727	—	12,839,727	—
Total	$ 4,034,643,951	$ 466,916,647	$ 3,567,727,304	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
120

The Hartford International Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Australia - 0.4%
2,431,711	Austal Ltd.	$ 2,853,678
3,428,456	OceanaGold Corp.*	7,420,956
5,811,406	Resolute Mining Ltd.*(1)	1,130,973
		11,405,607
	Austria - 1.2%
1,074,919	ams-OSRAM AG*	10,041,955
575,542	Erste Group Bank AG	21,838,441
223,645	Zumtobel Group AG	1,778,696
		33,659,092
	Belgium - 1.1%
325,066	Ageas S.A.	15,870,360
728,239	bpost S.A.	3,948,130
1,046,722	Proximus S.A.	10,725,882
		30,544,372
	Brazil - 2.5%
1,960,194	Atacadao S.A.	6,352,105
5,291,044	Banco Bradesco S.A. ADR	14,762,013
6,774,420	Caixa Seguridade Participacoes S/A	11,596,972
913,602	Cia de Saneamento Basico do Estado de Sao Paulo	10,017,353
1,935,275	Telefonica Brasil S.A.	15,943,345
4,551,669	Ultrapar Participacoes S.A.	11,826,825
		70,498,613
	Burkina Faso - 0.3%
363,051	Endeavour Mining plc	8,554,093
	Canada - 1.8%
576,998	ARC Resources Ltd.	6,704,287
966,987	Barrick Gold Corp.	18,910,226
436,276	Cameco Corp.	12,207,400
1,321,311	Centerra Gold, Inc.	8,480,700
673,309	Kinross Gold Corp.	3,124,154
1,262,618	Trican Well Service Ltd.*	3,264,369
		52,691,136
	Chile - 0.7%
415,464	Cia Cervecerias Unidas S.A. ADR(1)	6,485,393
954,200	Embotelladora Andina S.A. Class B, ADR	14,561,092
		21,046,485
	China - 1.2%
657,638	Baidu, Inc. Class A*	11,054,919
14,629,406	China BlueChemical Ltd. Class H	4,021,655
110,959,975	China Reinsurance Group Corp. Class H	8,518,056
17,903,878	Dongfeng Motor Group Co., Ltd. Class H	10,674,588
		34,269,218
	Egypt - 0.3%
6,656,360	Centamin plc	9,124,968
	Finland - 1.2%
4,321,551	Nokia Oyj	20,490,703
1,385,668	Wartsila Oyj Abp	13,179,097
		33,669,800
	France - 10.9%
1,200,566	AXA S.A.	37,456,484
466,157	BNP Paribas S.A.	32,016,540
1,004,498	Carrefour S.A.	19,106,523
443,906	Cie de Saint-Gobain	25,494,039
66,019	Criteo S.A. ADR*	1,997,075
72,686	Dassault Aviation S.A.	12,412,099
2,220,711	Engie S.A.	31,533,794
220,038	Imerys S.A.	9,126,017
597,736	Metropole Television S.A.	9,520,126
1,683,711	Orange S.A.	17,818,294
376,179	Quadient S.A.	6,634,167
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	France - 10.9% - (continued)
372,940	Renault S.A.*	$ 15,163,533
797,798	Societe Generale S.A.	23,747,710
22,527	Sopra Steria Group	3,746,760
1,349,516	Television Francaise	10,793,313
844,997	TotalEnergies SE(1)	52,238,353
194,275	Vicat S.A.	5,424,853
		314,229,680
	Germany - 4.4%
1,588,031	Ceconomy AG(1)	3,894,613
169,090	Continental AG	11,872,690
734,759	Daimler Truck Holding AG*	24,690,561
208,881	Duerr AG	7,969,625
557,412	Evonik Industries AG	12,390,455
708,390	Fresenius SE & Co. KGaA	20,529,749
402,375	HeidelbergCement AG	27,609,930
247,555	Mercedes-Benz Group AG	18,421,069
		127,378,692
	Hong Kong - 2.0%
1,619,239	ASMPT Ltd.	13,374,305
2,800,820	CK Asset Holdings Ltd.	17,907,068
1,565,514	Dah Sing Financial Holdings Ltd.	4,149,358
2,281,233	PAX Global Technology Ltd.	2,156,110
19,095,889	WH Group Ltd.(2)	11,760,478
4,081,543	Yue Yuen Industrial Holdings Ltd.	6,695,671
		56,042,990
	Hungary - 0.1%
3,148,196	Magyar Telekom Telecommunications plc	3,342,498
	India - 0.5%
2,704,204	Canara Bank	10,099,607
3,180,290	Oil & Natural Gas Corp. Ltd.	5,666,821
		15,766,428
	Indonesia - 0.5%
18,160,173	Bank Mandiri Persero Tbk PT	12,100,778
15,122,035	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,070,490
		13,171,268
	Ireland - 1.2%
4,349,713	AIB Group plc	18,271,361
1,519,726	Bank of Ireland Group plc	16,236,515
		34,507,876
	Italy - 4.6%
1,035,218	Assicurazioni Generali S.p.A.	20,208,810
6,163,044	BPER Banca	16,930,515
487,600	De' Longhi S.p.A.	11,255,800
2,402,583	Eni S.p.A.	36,971,492
2,394,481	UniCredit S.p.A.	46,766,937
		132,133,554
	Japan - 26.0%
284,427	Adastria Co., Ltd.	4,800,136
298,600	Aeon Delight Co., Ltd.	7,088,504
741,866	Alfresa Holdings Corp.	9,285,932
934,210	Alps Alpine Co., Ltd.	9,571,902
1,145,750	Amada Co., Ltd.	10,292,003
720,688	ASKUL Corp.	9,526,391
59,299	Benesse Holdings, Inc.	907,013
1,020,259	Chiyoda Corp.*	3,033,333
460,597	Citizen Watch Co., Ltd.	2,191,325
117,443	CMIC Holdings Co., Ltd.	1,591,080
310,319	Cosel Co., Ltd.	2,652,263
1,016,313	Dai-ichi Life Holdings, Inc.	23,845,512
737,079	DeNA Co., Ltd.	10,335,158
178,520	Dowa Holdings Co., Ltd.	6,232,695
118,811	Eisai Co., Ltd.	7,350,830

121

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Japan - 26.0% - (continued)
491,959	Fuji Media Holdings, Inc.	$ 4,155,122
754,070	Hakuhodo DY Holdings, Inc.	8,149,492
1,856,182	Hino Motors Ltd.*	7,939,890
254,449	Hisaka Works Ltd.	1,689,199
1,199,761	Honda Motor Co., Ltd.	29,677,902
372,920	Ichiyoshi Securities Co., Ltd.	1,782,296
1,252,058	Inpex Corp.	13,758,413
1,306,276	Isuzu Motors Ltd.	16,518,304
543,702	Japan Airlines Co., Ltd.*	11,530,597
980,317	JGC Holdings Corp.	12,804,957
851,379	Kirin Holdings Co., Ltd.	13,119,515
241,480	Kissei Pharmaceutical Co., Ltd.	4,757,319
401,157	Kyoei Steel Ltd.	4,385,251
303,711	Makino Milling Machine Co., Ltd.	10,902,612
640,716	Makita Corp.	17,066,643
410,389	Maruichi Steel Tube Ltd.	8,836,595
469,717	Maxell Ltd.	5,126,204
168,390	Miraial Co., Ltd.(1)	1,993,937
1,266,961	Mitsubishi Estate Co., Ltd.	16,284,399
4,844,260	Mitsubishi UFJ Financial Group, Inc.	35,483,627
635,421	MS&AD Insurance Group Holdings, Inc.	20,380,311
172,906	Neturen Co., Ltd.	916,938
783,520	Nikon Corp.	7,736,011
291,469	Nippon Chemi-Con Corp.*	3,716,618
1,071,986	Nippon Television Holdings, Inc.	8,666,729
4,784,858	Nissan Motor Co., Ltd.	17,191,704
1,000,980	NOK Corp.	9,506,622
1,503,562	Nomura Holdings, Inc.	6,000,460
225,646	OKUMA Corp.	9,146,118
708,349	Ono Pharmaceutical Co., Ltd.	15,370,241
412,820	OSG Corp.	6,479,168
189,717	Paramount Bed Holdings Co., Ltd.	3,643,771
3,416,972	Resona Holdings, Inc.	18,908,579
176,527	Sanyo Shokai Ltd.*	1,924,845
759,234	Stanley Electric Co., Ltd.	16,339,662
885,778	Subaru Corp.	14,554,781
1,415,060	Sumitomo Electric Industries Ltd.	17,003,588
565,418	Sumitomo Heavy Industries Ltd.	12,573,344
256,736	Sumitomo Mitsui Financial Group, Inc.	11,158,020
628,896	Sumitomo Mitsui Trust Holdings, Inc.	22,909,822
1,090,313	Sumitomo Rubber Industries Ltd.	9,679,545
264,531	Sundrug Co., Ltd.	7,484,457
1,929,898	T&D Holdings, Inc.	30,890,425
267,069	Tachi-S Co., Ltd.	2,464,292
582,921	Taiheiyo Cement Corp.	10,045,715
618,422	Takeda Pharmaceutical Co., Ltd.	19,441,560
759,423	THK Co., Ltd.	16,116,729
907,145	Tochigi Bank Ltd.	2,144,155
737,097	Tokai Rika Co., Ltd.	8,555,922
129,165	Tokyo Seimitsu Co., Ltd.	4,447,133
465,075	Toyoda Gosei Co., Ltd.	7,722,137
218,670	Toyota Boshoku Corp.	3,243,287
825,355	TS Tech Co., Ltd.	10,281,197
202,551	Tsuruha Holdings, Inc.	14,913,335
725,417	TV Asahi Holdings Corp.	7,507,347
412,799	Unipres Corp.	2,469,020
431,587	Ushio, Inc.	5,785,229
421,125	Xebio Holdings Co., Ltd.	3,005,444
1,039,245	Yamato Holdings Co., Ltd.	18,183,605
145,835	Yodogawa Steel Works Ltd.	3,107,424
		746,281,641
	Luxembourg - 0.5%
290,202	RTL Group S.A.	14,080,916
	Malaysia - 0.5%
10,893,562	CIMB Group Holdings Bhd	14,713,417
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Mexico - 0.5%
572,421	Fresnillo plc	$ 5,814,570
2,926,338	Megacable Holdings S.A.B. de C.V.	9,201,480
		15,016,050
	Netherlands - 5.5%
1,626,774	ABN Amro Bank N.V. GDR(2)	27,000,459
1,939,312	BNP Paribas Emissions- und Handelsgesellschaft mbH	28,081,743
482,654	Fugro N.V.*	6,426,937
1,220,442	Koninklijke Philips N.V.	21,071,481
2,521,927	Shell plc	74,038,123
		156,618,743
	Norway - 0.1%
449,398	Norsk Hydro ASA	3,643,651
	Philippines - 0.3%
4,291,687	Security Bank Corp.	7,242,721
	Poland - 0.3%
5,461,050	Orange Polska S.A.	8,816,228
	Russia - 0.1%
662,901	Gazprom PJSC ADR*(3)	—
48,850	Lukoil PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
4,640,281	VEON Ltd. ADR*	2,340,094
894,717	VK Co., Ltd. GDR*(3)	—
		2,340,094
	South Africa - 1.8%
541,345	Anglo American plc	23,348,413
230,650	Astral Foods Ltd.	2,136,429
1,622,967	Harmony Gold Mining Co., Ltd. ADR	5,696,614
325,061	MTN Group Ltd.	2,751,517
4,612,325	Nampak Ltd.*	259,775
8,961,760	Netcare Ltd.	7,384,453
15,287,144	Old Mutual Ltd.	10,420,918
		51,998,119
	South Korea - 4.0%
210,280	Coway Co., Ltd.*	9,535,851
1,326,175	DGB Financial Group, Inc.*	8,591,421
342,267	Hankook Tire & Technology Co., Ltd.*	9,032,356
80,595	Hyundai Mobis Co., Ltd.	13,476,053
586,729	KB Financial Group, Inc.	26,738,641
686,393	KT Corp.	19,559,207
757,011	Shinhan Financial Group Co., Ltd.	25,597,853
715,424	Tongyang Life Insurance Co., Ltd.*	2,781,761
		115,313,143
	Spain - 1.0%
2,806,551	CaixaBank S.A.	12,452,553
2,742,085	Prosegur Cia de Seguridad S.A.	6,206,215
8,424,426	Unicaja Banco S.A.(2)	10,354,889
		29,013,657
	Sweden - 1.3%
1,193,273	SKF AB Class B	21,118,897
2,849,900	Telefonaktiebolaget LM Ericsson Class B	16,530,732
		37,649,629
	Switzerland - 4.9%
538,601	Adecco Group AG	20,004,019
77,333	Implenia AG*	3,248,492
572,048	Novartis AG	51,718,308
68,353	Swatch Group AG	24,748,470
1,987,644	UBS Group AG	42,427,005
		142,146,294

122

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Taiwan - 1.0%
1,760,450	Catcher Technology Co., Ltd.	$ 10,468,753
4,383,884	Foxconn Technology Co., Ltd.	7,950,832
3,284,133	Hon Hai Precision Industry Co., Ltd.	10,951,703
		29,371,288
	Thailand - 0.6%
3,379,909	Kasikornbank PCL	14,851,422
723,380	Kasikornbank PCL NVDR	3,190,422
		18,041,844
	Turkey - 0.9%
1,167,519	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,244,586
831,671	Coca-Cola Icecek AS	8,111,270
901,865	Eldorado Gold Corp.*	8,621,829
3,009,957	Ulker Biskuvi Sanayi AS*	6,119,370
		26,097,055
	United Kingdom - 7.9%
2,692,204	Babcock International Group plc*	10,171,315
9,212,708	BP plc	55,647,037
1,612,631	British Land Co. plc REIT	8,825,723
7,958,721	BT Group plc	12,261,948
2,635,809	easyJet plc*	16,056,254
8,099,080	Hays plc	12,357,161
4,173,210	J Sainsbury plc	13,534,053
2,461,971	Kingfisher plc	8,493,596
1,105,024	Land Securities Group plc REIT	9,680,901
1,449,672	Marks & Spencer Group plc*	2,614,939
1,695,264	Pagegroup plc	9,543,690
1,726,233	Provident Financial plc	4,979,954
2,685,177	SIG plc*	1,159,964
3,775,847	Standard Chartered plc	31,715,655
715,157	SThree plc	3,738,327
2,204,480	WPP plc	25,756,559
		226,537,076
	United States - 1.9%
1,946,283	GSK plc	34,186,490
351,178	Holcim AG*	20,995,074
		55,181,564
	Total Common Stocks (cost $2,456,305,046)	$ 2,702,139,500
CLOSED END FUNDS - 0.2%
	Canada - 0.2%
444,619	Sprott Physical Uranium Trust	$ 5,700,800
	Total Closed End Funds (cost $2,888,651)	$ 5,700,800
PREFERRED STOCKS - 1.1%
	Germany - 1.1%
376,813	Fuchs Petrolub SE (Preference Shares)	$ 15,032,721
219,153	Henkel AG & Co. KGaA (Preference Shares)	15,625,669
		30,658,390
	Total Preferred Stocks (cost $27,364,488)	$ 30,658,390
	Total Long-Term Investments (cost $2,486,558,185)	$ 2,738,498,690
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 1.0%
$ 28,669,558	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $28,672,966; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $29,242,963		$ 28,669,558
	Securities Lending Collateral - 1.2%
5,422,198	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		5,422,198
18,016,851	HSBC US Government Money Market Fund, 4.22%(4)		18,016,851
5,387,912	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		5,387,912
5,405,055	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		5,405,055
			34,232,016
	Total Short-Term Investments (cost $62,901,574)		$ 62,901,574
	Total Investments (cost $2,549,459,759)	97.5%	$ 2,801,400,264
	Other Assets and Liabilities	2.5%	71,988,497
	Total Net Assets	100.0%	$ 2,873,388,761
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $49,115,826, representing 1.7% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

123

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	596	03/17/2023	$ 63,146,200	$ 87,027
Total futures contracts				$ 87,027
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
124

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 11,405,607	$ 7,420,956	$ 3,984,651	$ —
Austria	33,659,092	—	33,659,092	—
Belgium	30,544,372	—	30,544,372	—
Brazil	70,498,613	70,498,613	—	—
Burkina Faso	8,554,093	8,554,093	—	—
Canada	52,691,136	52,691,136	—	—
Chile	21,046,485	21,046,485	—	—
China	34,269,218	—	34,269,218	—
Egypt	9,124,968	—	9,124,968	—
Finland	33,669,800	—	33,669,800	—
France	314,229,680	1,997,075	312,232,605	—
Germany	127,378,692	—	127,378,692	—
Hong Kong	56,042,990	—	56,042,990	—
Hungary	3,342,498	3,342,498	—	—
India	15,766,428	—	15,766,428	—
Indonesia	13,171,268	—	13,171,268	—
Ireland	34,507,876	—	34,507,876	—
Italy	132,133,554	—	132,133,554	—
Japan	746,281,641	—	746,281,641	—
Luxembourg	14,080,916	—	14,080,916	—
Malaysia	14,713,417	—	14,713,417	—
Mexico	15,016,050	9,201,480	5,814,570	—
Netherlands	156,618,743	—	156,618,743	—
Norway	3,643,651	—	3,643,651	—
Philippines	7,242,721	—	7,242,721	—
Poland	8,816,228	—	8,816,228	—
Russia	2,340,094	2,340,094	—	—
South Africa	51,998,119	8,092,818	43,905,301	—
South Korea	115,313,143	—	115,313,143	—
Spain	29,013,657	—	29,013,657	—
Sweden	37,649,629	—	37,649,629	—
Switzerland	142,146,294	—	142,146,294	—
Taiwan	29,371,288	—	29,371,288	—
Thailand	18,041,844	—	18,041,844	—
Turkey	26,097,055	14,741,199	11,355,856	—
United Kingdom	226,537,076	8,718,281	217,818,795	—
United States	55,181,564	—	55,181,564	—
Closed End Funds	5,700,800	5,700,800	—	—
Preferred Stocks	30,658,390	—	30,658,390	—
Short-Term Investments	62,901,574	34,232,016	28,669,558	—
Futures Contracts(2)	87,027	87,027	—	—
Total	$ 2,801,487,291	$ 248,664,571	$ 2,552,822,720	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
125

The Hartford MidCap Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 1.1%
524,730	Visteon Corp.*	$ 82,036,288
	Banks - 2.6%
723,035	First Republic Bank	101,861,171
638,713	M&T Bank Corp.	99,639,228
		201,500,399
	Capital Goods - 13.7%
986,118	Axon Enterprise, Inc.*	192,726,902
911,151	Builders FirstSource, Inc.*	72,618,735
909,066	Graco, Inc.	62,107,389
601,782	IDEX Corp.	144,235,110
1,895,184	Ingersoll Rand, Inc.	106,130,304
406,125	Lennox International, Inc.	105,844,297
536,165	Lincoln Electric Holdings, Inc.	89,469,854
309,351	Middleby Corp.*	48,088,613
241,279	Nordson Corp.	58,703,181
234,727	Watsco, Inc.	67,453,498
1,108,398	Westinghouse Air Brake Technologies Corp.	115,062,796
		1,062,440,679
	Commercial & Professional Services - 2.1%
2,702,294	Dun & Bradstreet Holdings, Inc.	39,588,607
1,180,485	GFL Environmental, Inc.	36,429,767
489,204	Robert Half International, Inc.	41,073,568
593,654	TransUnion	42,594,675
		159,686,617
	Consumer Durables & Apparel - 4.1%
91,458	Carter's, Inc.	7,624,854
31,206	NVR, Inc.*	164,455,620
4,798,996	Vizio Holding Corp. Class A*	42,039,205
2,316,608	YETI Holdings, Inc.*	103,691,374
		317,811,053
	Consumer Services - 3.3%
862,065	Choice Hotels International, Inc.	105,939,168
577,075	Hyatt Hotels Corp. Class A*	62,970,424
547,440	Wingstop, Inc.	86,752,817
		255,662,409
	Diversified Financials - 2.9%
264,743	Credit Acceptance Corp.*(1)	122,480,702
535,505	Hamilton Lane, Inc. Class A	41,694,419
840,980	Tradeweb Markets, Inc. Class A	62,686,649
		226,861,770
	Energy - 5.9%
2,926,710	Coterra Energy, Inc.	73,255,551
3,640,975	Marathon Oil Corp.	100,017,583
1,670,480	Ovintiv, Inc.	82,237,730
1,214,675	PDC Energy, Inc.	82,269,938
1,588,125	Targa Resources Corp.	119,141,138
		456,921,940
	Food & Staples Retailing - 0.3%
274,525	BJ's Wholesale Club Holdings, Inc.*	19,894,827
	Health Care Equipment & Services - 5.2%
1,676,749	Inari Medical, Inc.*	95,658,530
497,067	Insulet Corp.*	142,817,290
1,350,870	Integra LifeSciences Holdings Corp.*	77,404,851
338,575	Teleflex, Inc.	82,415,927
		398,296,598
	Insurance - 2.8%
97,760	Markel Corp.*	137,741,885
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 2.8% - (continued)
24,275	White Mountains Insurance Group Ltd.	$ 37,091,229
596,815	WR Berkley Corp.	41,860,604
		216,693,718
	Materials - 5.5%
555,707	Ball Corp.	32,364,376
150,482	Celanese Corp. Class A	18,539,382
5,533,227	Element Solutions, Inc.	113,320,489
703,099	FMC Corp.	93,603,570
1,038,542	Graphic Packaging Holding Co.	25,018,477
1,985,362	Silgan Holdings, Inc.	106,991,158
314,738	Steel Dynamics, Inc.	37,969,992
		427,807,444
	Media & Entertainment - 2.0%
93,329	Cable One, Inc.	73,718,711
2,562,978	Cargurus, Inc.*	45,236,562
648,083	Roku, Inc.*	37,264,772
		156,220,045
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
299,492	Alnylam Pharmaceuticals, Inc.*	67,804,989
1,297,692	Apellis Pharmaceuticals, Inc.*	68,427,299
1,405,878	Bio-Techne Corp.	111,992,241
1,672,201	Exact Sciences Corp.*	112,907,012
345,475	ICON plc*	79,704,537
823,653	Jazz Pharmaceuticals plc*	129,033,479
548,404	Neurocrine Biosciences, Inc.*	60,834,456
1,399,056	PTC Therapeutics, Inc.*	64,202,680
571,475	Repligen Corp.*	105,894,317
821,385	Sage Therapeutics, Inc.*	36,420,211
1,399,085	Ultragenyx Pharmaceutical, Inc.*	63,420,523
534,422	United Therapeutics Corp.*	140,643,838
		1,041,285,582
	Real Estate - 1.1%
2,470,047	Host Hotels & Resorts, Inc. REIT	46,560,386
623,490	Rexford Industrial Realty, Inc. REIT	39,572,910
		86,133,296
	Retailing - 4.4%
1,233,556	CarMax, Inc.*	86,904,020
2,647,177	Chewy, Inc. Class A*(1)	119,281,796
998,390	Etsy, Inc.*	137,358,496
		343,544,312
	Semiconductors & Semiconductor Equipment - 3.2%
402,428	First Solar, Inc.*	71,471,213
152,007	MKS Instruments, Inc.	15,553,356
63,568	Monolithic Power Systems, Inc.	27,115,566
381,790	Silicon Laboratories, Inc.*	59,906,669
604,679	Synaptics, Inc.*	75,603,015
		249,649,819
	Software & Services - 15.7%
802,518	Datadog, Inc. Class A*	60,036,371
2,423,544	Dynatrace, Inc.*	93,136,796
110,688	Fair Isaac Corp.*	73,712,674
3,094,818	Genpact Ltd.	146,322,995
539,391	Guidewire Software, Inc.*	39,504,997
4,134,510	Informatica, Inc. Class A*(1)	73,594,278
1,018,726	LiveRamp Holdings, Inc.*	27,261,108
407,863	MongoDB, Inc. Class A*	87,368,333
2,836,058	Nuvei Corp.*(2)	100,197,929
3,499,760	Olo, Inc. Class A*	28,068,075
1,741,893	Q2 Holdings, Inc.*	56,994,739
2,346,311	Shift4 Payments, Inc. Class A*(3)	150,257,756

126

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 15.7% - (continued)
834,184	Teradata Corp.*		$ 29,096,338
378,472	VeriSign, Inc.*		82,525,820
883,071	WEX, Inc.*		163,341,643
			1,211,419,852
	Technology Hardware & Equipment - 4.1%
371,951	CDW Corp.		72,913,554
1,612,189	Coherent Corp.*		69,969,003
1,667,265	CommScope Holding Co., Inc.*		14,005,026
391,842	F5, Inc.*		57,859,390
1,541,626	Flex Ltd.*		35,996,967
1,060,729	Lumentum Holdings, Inc.*		63,834,671
			314,578,611
	Transportation - 5.6%
734,683	CH Robinson Worldwide, Inc.		73,593,196
689,624	Expeditors International of Washington, Inc.		74,582,836
500,929	J.B. Hunt Transport Services, Inc.		94,700,627
1,513,145	Knight-Swift Transportation Holdings, Inc.		89,426,870
1,577,060	U-Haul Holding Co.		97,446,537
			429,750,066
	Utilities - 0.9%
499,917	Black Hills Corp.		36,183,992
1,165,432	NiSource, Inc.		32,340,738
			68,524,730
	Total Common Stocks (cost $6,084,022,852)		$ 7,726,720,055
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 0.0%
$ 529,674	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $529,737; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $540,325		$ 529,674
	Securities Lending Collateral - 2.0%
24,711,797	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		24,711,797
82,372,655	HSBC US Government Money Market Fund, 4.22%(4)		82,372,655
24,711,796	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		24,711,796
24,711,796	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		24,711,796
			156,508,044
	Total Short-Term Investments (cost $157,037,718)		$ 157,037,718
	Total Investments (cost $6,241,060,570)	102.0%	$ 7,883,757,773
	Other Assets and Liabilities	(2.0)%	(156,501,164)
	Total Net Assets	100.0%	$ 7,727,256,609
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $100,197,929, representing 1.3% of net assets.
(3)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

127

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 82,036,288	$ 82,036,288	$ —	$ —
Banks	201,500,399	201,500,399	—	—
Capital Goods	1,062,440,679	1,062,440,679	—	—
Commercial & Professional Services	159,686,617	159,686,617	—	—
Consumer Durables & Apparel	317,811,053	317,811,053	—	—
Consumer Services	255,662,409	255,662,409	—	—
Diversified Financials	226,861,770	226,861,770	—	—
Energy	456,921,940	456,921,940	—	—
Food & Staples Retailing	19,894,827	19,894,827	—	—
Health Care Equipment & Services	398,296,598	398,296,598	—	—
Insurance	216,693,718	216,693,718	—	—
Materials	427,807,444	427,807,444	—	—
Media & Entertainment	156,220,045	156,220,045	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,041,285,582	1,041,285,582	—	—
Real Estate	86,133,296	86,133,296	—	—
Retailing	343,544,312	343,544,312	—	—
Semiconductors & Semiconductor Equipment	249,649,819	249,649,819	—	—
Software & Services	1,211,419,852	1,211,419,852	—	—
Technology Hardware & Equipment	314,578,611	314,578,611	—	—
Transportation	429,750,066	429,750,066	—	—
Utilities	68,524,730	68,524,730	—	—
Short-Term Investments	157,037,718	156,508,044	529,674	—
Total	$ 7,883,757,773	$ 7,883,228,099	$ 529,674	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
128

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.8%
370,782	Gentex Corp.	$ 10,941,777
43,564	Visteon Corp.*	6,810,796
		17,752,573
	Banks - 7.2%
500,788	Cadence Bank	12,810,157
101,014	M&T Bank Corp.	15,758,184
140,400	SouthState Corp.	11,175,840
368,300	Synovus Financial Corp.	15,450,185
221,375	Western Alliance Bancorp	16,685,034
		71,879,400
	Capital Goods - 15.7%
305,822	AerCap Holdings N.V.*	19,331,009
188,498	Builders FirstSource, Inc.*	15,023,291
74,332	Curtiss-Wright Corp.	12,324,246
174,773	Esab Corp.	10,103,627
224,061	Fortune Brands Innovations, Inc.	14,454,175
225,974	Howmet Aerospace, Inc.	9,194,882
192,487	Johnson Controls International plc	13,391,320
41,488	L3Harris Technologies, Inc.	8,912,452
109,047	Middleby Corp.*	16,951,356
339,016	Spirit AeroSystems Holdings, Inc. Class A	12,255,428
27,479	United Rentals, Inc.*	12,116,865
122,458	Westinghouse Air Brake Technologies Corp.	12,712,365
		156,771,016
	Commercial & Professional Services - 2.6%
86,941	Clean Harbors, Inc.*	11,328,412
143,107	Leidos Holdings, Inc.	14,144,696
		25,473,108
	Consumer Durables & Apparel - 3.6%
84,526	Columbia Sportswear Co.	8,106,043
152,286	Lennar Corp. Class A	15,594,087
351,092	Steven Madden Ltd.	12,586,648
		36,286,778
	Consumer Services - 2.1%
190,066	Las Vegas Sands Corp.*	11,213,894
123,096	Wyndham Hotels & Resorts, Inc.	9,541,171
		20,755,065
	Diversified Financials - 3.2%
180,797	Ares Management Corp. Class A	15,004,343
247,269	Voya Financial, Inc.	17,251,958
		32,256,301
	Energy - 5.5%
532,666	Coterra Energy, Inc.	13,332,630
148,179	Delek U.S. Holdings, Inc.	3,965,270
135,835	Diamondback Energy, Inc.	19,848,210
659,746	Marathon Oil Corp.	18,123,223
		55,269,333
	Food & Staples Retailing - 1.8%
484,506	U.S. Foods Holding Corp.*	18,474,214
	Food, Beverage & Tobacco - 0.9%
259,288	Keurig Dr Pepper, Inc.	9,147,681
	Health Care Equipment & Services - 8.7%
196,320	Centene Corp.*	14,967,437
277,668	Dentsply Sirona, Inc.	10,226,512
175,530	Encompass Health Corp.	10,961,849
70,457	ICU Medical, Inc.*	13,614,406
231,895	Integra LifeSciences Holdings Corp.*	13,287,583
68,219	Molina Healthcare, Inc.*	21,272,731
11,212	Teleflex, Inc.	2,729,225
		87,059,743
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Insurance - 7.7%
2,535,390	Aegon N.V.	$ 13,893,937
112,376	Allstate Corp.	14,436,945
76,214	Arthur J Gallagher & Co.	14,916,604
31,360	Everest Re Group Ltd.	10,966,279
392,532	Kemper Corp.	23,053,404
		77,267,169
	Materials - 5.5%
122,070	Celanese Corp. Class A	15,039,024
102,855	FMC Corp.	13,693,086
53,136	Reliance Steel & Aluminum Co.	12,085,783
373,063	Valvoline, Inc.	13,676,490
		54,494,383
	Media & Entertainment - 2.6%
284,520	Cargurus, Inc.*	5,021,778
95,586	Electronic Arts, Inc.	12,300,007
166,378	Match Group, Inc.*	9,004,377
		26,326,162
	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
383,030	Avantor, Inc.*	9,154,417
202,077	Syneos Health, Inc.*	7,258,606
		16,413,023
	Real Estate - 7.4%
237,733	Americold Realty Trust, Inc. REIT	7,467,193
366,922	Essential Properties Realty Trust, Inc. REIT	9,349,173
240,872	Gaming and Leisure Properties, Inc. REIT	12,901,104
580,205	Kimco Realty Corp. REIT	13,031,404
113,183	Ryman Hospitality Properties, Inc. REIT	10,513,569
274,600	Welltower, Inc. REIT	20,605,984
		73,868,427
	Retailing - 3.6%
138,664	CarMax, Inc.*	9,768,879
95,382	Dollar Tree, Inc.*	14,324,469
100,324	Ross Stores, Inc.	11,857,293
		35,950,641
	Semiconductors & Semiconductor Equipment - 5.6%
210,059	Allegro MicroSystems, Inc.*	8,017,952
114,870	Cirrus Logic, Inc.*	10,383,099
125,793	MKS Instruments, Inc.	12,871,140
141,261	ON Semiconductor Corp.*	10,375,620
117,201	Synaptics, Inc.*	14,653,641
		56,301,452
	Software & Services - 1.0%
47,527	FleetCor Technologies, Inc.*	9,924,113
	Technology Hardware & Equipment - 5.1%
64,446	F5, Inc.*	9,516,097
552,946	Flex Ltd.*	12,911,289
214,474	Lumentum Holdings, Inc.*	12,907,045
283,683	National Instruments Corp.	15,318,882
		50,653,313
	Transportation - 1.9%
607,613	JetBlue Airways Corp.*	4,860,904
234,206	Knight-Swift Transportation Holdings, Inc.	13,841,575
		18,702,479
	Utilities - 4.4%
218,693	Alliant Energy Corp.	11,815,983
86,757	Atmos Energy Corp.	10,197,418

129

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Utilities - 4.4% - (continued)
206,365	Evergy, Inc.		$ 12,928,767
55,911	Sempra Energy		8,964,210
			43,906,378
	Total Common Stocks (cost $813,723,856)		$ 994,932,752
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,588,667	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,588,856; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,620,475		$ 1,588,667
	Total Short-Term Investments (cost $1,588,667)		$ 1,588,667
	Total Investments (cost $815,312,523)	99.7%	$ 996,521,419
	Other Assets and Liabilities	0.3%	3,223,692
	Total Net Assets	100.0%	$ 999,745,111
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 17,752,573	$ 17,752,573	$ —	$ —
Banks	71,879,400	71,879,400	—	—
Capital Goods	156,771,016	156,771,016	—	—
Commercial & Professional Services	25,473,108	25,473,108	—	—
Consumer Durables & Apparel	36,286,778	36,286,778	—	—
Consumer Services	20,755,065	20,755,065	—	—
Diversified Financials	32,256,301	32,256,301	—	—
Energy	55,269,333	55,269,333	—	—
Food & Staples Retailing	18,474,214	18,474,214	—	—
Food, Beverage & Tobacco	9,147,681	9,147,681	—	—
Health Care Equipment & Services	87,059,743	87,059,743	—	—
Insurance	77,267,169	77,267,169	—	—
Materials	54,494,383	54,494,383	—	—
Media & Entertainment	26,326,162	26,326,162	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,413,023	16,413,023	—	—
Real Estate	73,868,427	73,868,427	—	—
Retailing	35,950,641	35,950,641	—	—
Semiconductors & Semiconductor Equipment	56,301,452	56,301,452	—	—
Software & Services	9,924,113	9,924,113	—	—
Technology Hardware & Equipment	50,653,313	50,653,313	—	—
Transportation	18,702,479	18,702,479	—	—
Utilities	43,906,378	43,906,378	—	—
Short-Term Investments	1,588,667	—	1,588,667	—
Total	$ 996,521,419	$ 994,932,752	$ 1,588,667	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
130

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 41.1%
1,409,009	Hartford Core Equity Fund, Class F	$ 57,543,924
1,108,740	Hartford Large Cap Growth ETF	14,446,882
497,079	Hartford Multifactor US Equity ETF	20,146,612
321,037	Hartford Schroders Commodity Strategy ETF	5,358,108
722,019	Hartford Small Cap Value Fund, Class F	8,303,215
917,488	The Hartford Equity Income Fund, Class F	18,927,771
95,614	The Hartford Growth Opportunities Fund, Class F	3,518,606
422,298	The Hartford Small Company Fund, Class F	7,896,976
	Total Domestic Equity Funds (cost $117,865,748)	$ 136,142,094
	International/Global Equity Funds - 17.5%
790,912	Hartford Multifactor Developed Markets (ex-US) ETF	20,982,896
408,899	Hartford Schroders Emerging Markets Equity Fund, Class F	6,534,205
1,124,213	Hartford Schroders International Multi-Cap Value Fund, Class F	10,567,605
333,066	The Hartford International Growth Fund, Class F	4,979,331
894,332	The Hartford International Opportunities Fund, Class F	14,899,567
	Total International/Global Equity Funds (cost $57,073,115)	$ 57,963,604
	Taxable Fixed Income Funds - 41.1%
1,287,017	Hartford Core Bond ETF	45,360,657
3,991,840	Hartford Schroders Sustainable Core Bond Fund, Class F	35,168,107
2,557,553	The Hartford Strategic Income Fund, Class F	19,846,614
3,480,966	The Hartford World Bond Fund, Class F	35,540,664
	Total Taxable Fixed Income Funds (cost $148,940,487)	$ 135,916,042
	Total Affiliated Investment Companies (cost $323,879,350)	$ 330,021,740
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
940,112	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 4.06%(1)		$ 940,112
	Total Short-Term Investments (cost $940,112)		$ 940,112
	Total Investments (cost $324,819,462)	100.0%	$ 330,961,852
	Other Assets and Liabilities	0.0%	56,091
	Total Net Assets	100.0%	$ 331,017,943
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 330,021,740	$ 330,021,740	$ —	$ —
Short-Term Investments	940,112	940,112	—	—
Total	$ 330,961,852	$ 330,961,852	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
131

Hartford Multi-Asset Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6%
	Asset-Backed - Automobile - 0.9%
$ 1,079,218	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,027,949
	Ford Credit Auto Lease Trust
160,000	0.78%, 09/15/2025	157,182
1,250,000	5.29%, 06/15/2026	1,247,356
1,250,000	5.54%, 12/15/2026	1,246,932
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	89,175
100,000	1.91%, 10/17/2033(1)	88,519
510,000	5.22%, 03/15/2030	511,844
705,000	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	705,441
975,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	972,954
		6,047,352
	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	165,000
	Asset-Backed - Finance & Insurance - 10.8%
1,350,000	AGL CLO Ltd. 6.25%, 07/21/2035, 3 mo. USD SOFR + 1.600%(1)(2)	1,337,842
500,000	Aligned Data Centers Issuer LLC 6.35%, 10/15/2047(1)	515,136
1,500,000	ALM Ltd. 6.64%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,481,289
	Apidos CLO
270,000	6.72%, 10/24/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	255,172
520,000	6.86%, 01/20/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	492,681
2,000,000	Apidos CLO Ltd. 6.46%, 07/15/2035, 3 mo. USD SOFR + 1.800%(1)(2)	1,998,982
840,680	Ares CLO Ltd. 5.66%, 01/15/2029(1)(2)	834,108
650,000	Atlas Senior Loan Fund Ltd. 6.29%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	624,023
	Bain Capital Credit CLO Ltd.
925,000	6.97%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	883,538
970,000	8.07%, 10/23/2034, 3 mo. USD LIBOR + 3.250%(1)(2)	897,606
	Ballyrock CLO Ltd.
260,000	6.76%, 10/20/2031, 3 mo. USD LIBOR + 1.950%(1)(2)	247,222
505,000	11.75%, 04/20/2035, 3 mo. USD SOFR + 7.110%(1)(2)	467,191
	Barings CLO Ltd.
1,000,000	6.71%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	969,082
1,095,000	6.74%, 10/15/2033, 3 mo. USD LIBOR + 1.950%(1)(2)	1,053,060
1,110,000	7.99%, 10/15/2036, 3 mo. USD LIBOR + 3.200%(1)(2)	1,051,035
750,000	Battalion CLO Ltd. 8.16%, 01/20/2035, 3 mo. USD LIBOR + 3.350%(1)(2)	688,561
775,000	BCRED BSL CLO Ltd. 6.56%, 10/20/2034, 3 mo. USD LIBOR + 1.750%(1)(2)	759,774
	BlueMountain CLO Ltd.
1,400,000	6.29%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	1,370,708
1,200,000	6.31%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	1,168,446
2,000,000	6.50%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,938,848
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Asset-Backed - Finance & Insurance - 10.8% - (continued)
$ 965,000	Broad River BSL Funding CLO Ltd. 6.51%, 07/20/2034, 3 mo. USD LIBOR + 1.700%(1)(2)	$ 919,847
1,750,000	Buttermilk Park CLO Ltd. 6.44%, 10/15/2031, 3 mo. USD LIBOR + 1.650%(1)(2)	1,714,366
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	6.59%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	934,281
560,000	6.61%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	543,294
995,000	7.76%, 07/20/2031, 3 mo. USD LIBOR + 2.950%(1)(2)	904,720
	Carlyle U.S. CLO Ltd.
645,000	7.76%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	601,192
1,500,000	11.06%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(2)	1,346,614
1,255,000	Cayuga Park CLO Ltd. 7.89%, 07/17/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,174,463
	CIFC Funding Ltd.
1,200,000	6.62%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,176,694
785,000	6.69%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	770,501
835,000	6.81%, 10/20/2034, 3 mo. USD LIBOR + 2.000%(1)(2)	793,778
640,000	7.79%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(2)	606,582
1,340,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	1,196,260
400,000	Dewolf Park CLO Ltd. 6.64%, 10/15/2030, 3 mo. USD LIBOR + 1.850%(1)(2)	387,031
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	704,829
	Dryden CLO Ltd.
1,215,000	6.84%, 10/15/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	1,166,688
1,300,000	7.99%, 10/15/2035, 3 mo. USD LIBOR + 3.200%(1)(2)	1,222,539
1,200,000	Dryden Senior Loan Fund 6.24%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(2)	1,176,851
694,000	FS Rialto Issuer LLC 6.26%, 11/16/2036, 1 mo. USD LIBOR + 1.800%(1)(2)	648,108
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	260,834
	LCM L.P.
1,200,000	6.39%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(2)	1,159,050
250,000	6.76%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	245,619
750,000	LCM XXIII Ltd. 8.11%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	664,102
	LCM XXV Ltd.
1,473,000	6.46%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	1,432,724
931,334	7.11%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(2)	883,853
1,000,000	8.26%, 07/20/2030, 3 mo. USD LIBOR + 3.450%(1)(2)	847,470
1,750,000	Long Point Park CLO Ltd. 6.49%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,673,297

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Asset-Backed - Finance & Insurance - 10.8% - (continued)
	Madison Park Funding Ltd.
$ 1,200,000	6.30%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(2)	$ 1,180,770
850,000	7.29%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	803,143
1,500,000	8.07%, 07/23/2029, 3 mo. USD LIBOR + 3.250%(1)(2)	1,431,561
	Magnetite Ltd.
400,000	6.71%, 01/20/2035, 3 mo. USD LIBOR + 1.900%(1)(2)	378,067
350,000	7.71%, 01/20/2035, 3 mo. USD LIBOR + 2.900%(1)(2)	329,070
870,000	11.17%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(2)	797,658
	Neuberger Berman CLO Ltd.
700,000	6.69%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	664,156
930,000	6.69%, 07/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	882,556
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	6.36%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	1,221,254
990,000	6.81%, 10/20/2035, 3 mo. USD LIBOR + 2.000%(1)(2)	939,182
1,250,000	7.81%, 10/20/2035, 3 mo. USD LIBOR + 3.000%(1)(2)	1,180,359
	Oaktree CLO Ltd.
1,250,000	6.44%, 07/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,212,752
250,000	8.02%, 10/20/2034, 3 mo. USD LIBOR + 3.210%(1)(2)	235,716
	Octagon Investment Partners Ltd.
1,250,000	5.87%, 01/20/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	1,241,171
750,000	6.86%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	721,388
690,000	7.91%, 10/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	651,517
	OHA Credit Funding 7 Ltd.
1,215,000	6.68%, 02/24/2037, 3 mo. USD SOFR + 2.050%(1)(2)	1,144,932
250,000	7.73%, 02/24/2037, 3 mo. USD SOFR + 3.100%(1)(2)	230,068
1,250,000	Race Point CLO Ltd. 6.73%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	1,193,154
	Sound Point CLO Ltd.
2,340,000	6.46%, 07/20/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	2,273,900
1,200,000	6.61%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,183,189
	STAR Trust
935,000	6.15%, 01/17/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	886,945
1,210,000	6.45%, 01/17/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,131,227
1,050,000	Stratus CLO Ltd. 7.46%, 12/28/2029, 3 mo. USD LIBOR + 2.650%(1)(2)	984,262
680,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	680,236
500,000	Venture CLO Ltd. 8.32%, 10/22/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	420,587
	Voya CLO Ltd.
990,000	6.69%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	932,048
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Asset-Backed - Finance & Insurance - 10.8% - (continued)
$ 1,200,000	6.88%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(2)	$ 1,151,659
800,000	6.99%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	765,247
1,000,000	Voya Ltd. 6.03%, 10/15/2030, 3 mo. USD LIBOR + 1.950%(1)(2)	926,077
1,205,000	Whetstone Park CLO Ltd. 7.71%, 01/20/2035, 3 mo. USD LIBOR + 2.900%(1)(2)	1,125,354
		73,089,096
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	587,176
1,305,000	3.02%, 10/19/2037(1)	1,164,702
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	185,654
820,000	1.81%, 04/17/2038(1)	714,712
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	258,098
		2,910,342
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Mortgage Loan Trust 3.66%, 12/27/2066(1)(3)	603,515
	Commercial Mortgage-Backed Securities - 5.2%
1,125,000	1211 Avenue of the Americas Trust 4.14%, 08/10/2035(1)(3)	1,027,033
1,250,000	280 Park Avenue Mortgage Trust 5.93%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(2)	1,149,538
	Benchmark Mortgage Trust
29,874,550	0.47%, 07/15/2051(3)(4)	553,686
21,245,371	0.63%, 01/15/2052(3)(4)	577,857
2,829,309	1.00%, 05/15/2052(3)(4)	123,924
14,793,542	1.22%, 03/15/2062(3)(4)	761,974
470,000	3.21%, 09/15/2053	351,233
325,000	3.72%, 12/15/2072(3)	257,144
1,210,000	BF NYT Mortgage Trust 6.16%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,092,484
330,000	BFLD Trust 6.64%, 11/15/2028, 1 mo. USD SOFR + 2.164%(1)(2)	327,177
	BX Commercial Mortgage Trust
748,000	6.04%, 10/15/2036, 1 mo. USD SOFR + 2.156%(1)(2)	733,912
960,500	6.59%, 10/15/2036, 1 mo. USD SOFR + 2.114%(1)(2)	938,792
	BX Trust
380,000	5.76%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(2)	365,970
602,000	6.04%, 11/15/2032, 1 mo. USD SOFR + 1.564%(1)(2)	585,588
565,000	6.30%, 10/13/2027(1)	575,580
585,000	6.79%, 10/13/2027(1)	577,378
741,422	11.81%, 08/15/2039, 1 mo. USD SOFR + 7.333%(1)(2)	744,202
	BXHPP Trust
210,000	5.11%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(2)	199,572
185,000	5.36%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	172,576
1,190,000	CAMB Commercial Mortgage Trust 6.21%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	1,170,210

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 18,242,472	CD Mortgage Trust 0.97%, 02/10/2050(3)(4)	$ 540,409
	Commercial Mortgage Trust
175,000	2.68%, 11/10/2046(1)(3)	127,341
944,000	4.42%, 12/10/2045(1)(3)	915,962
	CSAIL Commercial Mortgage Trust
19,157,983	0.57%, 08/15/2051(3)(4)	447,818
20,870,792	0.75%, 11/15/2050(3)(4)	542,720
1,000,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	686,486
	DBJPM Mortgage Trust
8,749,661	1.42%, 08/10/2049(3)(4)	333,445
3,358,853	1.71%, 09/15/2053(3)(4)	231,790
335,000	DC Office Trust 3.07%, 09/15/2045(1)(3)	244,753
	GS Mortgage Securities Trust
33,816,879	0.42%, 03/10/2051(3)(4)	594,737
15,081,851	1.08%, 07/10/2052(3)(4)	675,711
5,759,764	1.13%, 05/10/2052(3)(4)	263,612
469,000	3.97%, 05/10/2052	409,201
1,165,000	HONO LULU Mortgage Trust 6.31%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	1,095,391
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(3)	424,396
1,240,000	3.44%, 07/10/2039(1)(3)	970,264
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,040,918
1,190,000	3.75%, 06/05/2039(1)(3)	1,038,003
920,000	KNDL Mortgage Trust 5.81%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	907,265
98,297	Life Mortgage Trust 5.16%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(2)	95,948
	MHP STOR
225,000	5.51%, 07/15/2038, 1 mo. USD LIBOR + 1.050%(1)(2)	215,987
230,000	5.81%, 07/15/2038, 1 mo. USD LIBOR + 1.350%(1)(2)	220,211
1,142,340	Morgan Stanley Capital Trust 6.11%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(2)	1,105,113
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	89,362
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	50,736
	SREIT Trust
440,000	5.54%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	425,438
1,340,000	6.04%, 11/15/2038, 1 mo. USD LIBOR + 1.578%(1)(2)	1,278,239
	Starwood Trust
1,450,000	5.48%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	1,391,915
550,000	5.83%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	526,591
	Wells Fargo N.A.
12,412,420	0.69%, 12/15/2052(3)(4)	459,139
25,064,750	0.71%, 11/15/2050(3)(4)	683,686
12,106,403	0.89%, 05/15/2062(3)(4)	517,083
31,428,370	0.95%, 08/15/2061(3)(4)	1,491,421
14,031,557	1.22%, 03/15/2063(3)(4)	863,582
8,659,597	1.76%, 03/15/2063(3)(4)	858,713
330,000	3.39%, 03/15/2064(3)	260,968
376,248	WF-RBS Commercial Mortgage Trust 4.84%, 06/15/2044(1)(3)	374,655
		34,684,839
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Other Asset-Backed Securities - 0.8%
$ 112,026	Aaset Trust 3.84%, 05/15/2039(1)	$ 77,298
	Affirm Asset Securitization Trust
305,000	1.03%, 08/17/2026(1)	291,786
24,565	3.46%, 10/15/2024(1)	24,383
1,250,000	Barings CLO Ltd. 6.79%, 10/15/2036, 3 mo. USD LIBOR + 2.000%(1)(2)	1,192,987
165,294	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	141,196
	CF Hippolyta Issuer LLC
94,565	1.53%, 03/15/2061(1)	83,437
236,412	1.98%, 03/15/2061(1)	201,837
685,000	Elmwood CLO Ltd. 10.22%, 11/20/2035, 3 mo. USD SOFR + 5.650%(1)(2)	666,952
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	330,123
344,557	Home Partners of America Trust 2.30%, 12/17/2026(1)	299,203
222,449	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	171,593
125,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	103,671
253,649	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	203,188
531,839	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	508,694
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	551,407
100,000	1.89%, 08/25/2045(1)	90,940
340,000	3.08%, 10/25/2044(1)	322,801
122,322	Start Ltd. 4.09%, 03/15/2044(1)	105,753
		5,367,249
	Whole Loan Collateral CMO - 1.4%
33,001	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	31,783
16,319	BRAVO Residential Funding Trust 2.41%, 05/25/2060(1)(3)	15,529
	Connecticut Avenue Securities Trust
50,000	5.86%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(2)	49,237
1,235,000	7.31%, 04/25/2042, 1 mo. USD SOFR + 3.000%(1)(2)	1,214,166
	Fannie Mae Connecticut Avenue Securities
247,136	8.81%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	254,700
49,698	9.41%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	51,636
231,170	9.51%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	241,679
74,019	10.41%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	77,246
	Flagstar Mortgage Trust
170,898	2.00%, 09/25/2041(1)(3)	147,291
80,970	4.00%, 05/25/2048(1)(3)	76,423
1,182,609	GCAT Trust 4.35%, 04/25/2067(1)(3)	1,122,051
	GS Mortgage-Backed Securities Corp. Trust
308,739	2.75%, 06/25/2051(1)(3)	225,224
855,310	2.78%, 05/25/2051(1)(3)	586,966
1,149,812	3.28%, 03/27/2051(1)(3)	928,948
520,666	JP Morgan Chase Bank N.A. 7.01%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(2)	506,085
	JP Morgan Mortgage Trust
771,870	2.83%, 12/25/2051(1)(3)	460,505
3,507,366	4.03%, 11/25/2050(1)(3)	3,004,480

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.6% - (continued)
	Whole Loan Collateral CMO - 1.4% - (continued)
$ 96,370	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	$ 91,254
57,583	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	55,808
213,093	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	204,305
	Towd Point Mortgage Trust
10,239	2.75%, 04/25/2057(1)(3)	10,116
110,616	2.75%, 06/25/2057(1)(3)	105,496
37,183	3.00%, 01/25/2058(1)(3)	35,986
		9,496,914
	Total Asset & Commercial Mortgage-Backed Securities (cost $142,207,521)	$ 132,364,307
CONVERTIBLE BONDS - 3.7%
	Commercial Services - 0.3%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 1,762,750
	Electric - 0.5%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	3,192,191
	Engineering & Construction - 0.3%
EUR 2,000,000	Cellnex Telecom S.A. 0.75%, 11/20/2031(5)	1,804,977
	Healthcare - Products - 0.6%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	1,963,500
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,346,850
		4,310,350
	Healthcare - Services - 0.3%
2,400,000	Teladoc Health, Inc. 1.25%, 06/01/2027	1,924,560
	Internet - 1.1%
2,200,000	Airbnb, Inc. 0.00%, 03/15/2026(6)	1,888,700
2,100,000	ETSY, Inc. 0.25%, 06/15/2028	1,888,740
2,500,000	Sea Ltd. 0.25%, 09/15/2026	1,927,500
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	1,933,242
		7,638,182
	Software - 0.6%
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027(7)	2,004,000
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(6)	1,924,560
		3,928,560
	Total Convertible Bonds (cost $26,307,131)	$ 24,561,570
CORPORATE BONDS - 16.8%
	Aerospace/Defense - 0.3%
685,000	Boeing Co. 5.15%, 05/01/2030	$ 688,902
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	130,258
900,000	Raytheon Technologies Corp. 4.13%, 11/16/2028	881,387
		1,700,547
	Agriculture - 0.1%
	Philip Morris International, Inc.
205,000	5.13%, 11/17/2027	209,164
140,000	5.63%, 11/17/2029	145,898
330,000	5.75%, 11/17/2032	345,691
		700,753
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Airlines - 0.0%
$ 44,293	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	$ 40,935
	Auto Manufacturers - 0.2%
150,000	Daimler Truck Finance North America LLC 5.15%, 01/16/2026(1)	150,703
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	456,840
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	466,882
		1,074,425
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	604,352
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
812,000	4.38%, 04/15/2038	767,244
575,000	5.55%, 01/23/2049	613,492
		1,380,736
	Biotechnology - 0.0%
300,000	CSL Finance plc 4.25%, 04/27/2032(1)(7)	292,029
	Chemicals - 0.3%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	95,703
860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	869,898
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	588,889
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(7)	674,684
		2,229,174
	Commercial Banks - 4.5%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	384,783
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	142,000
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	897,232
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	424,477
369,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 year USD CMT + 2.000% thereafter)(8)	320,731
730,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(8)	728,126
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	193,762
	Barclays plc
380,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(8)	309,402
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	705,328
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(8)	373,432

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Commercial Banks - 4.5% - (continued)
	BPCE S.A.
$ 425,000	5.15%, 07/21/2024(1)	$ 420,331
1,200,000	5.70%, 10/22/2023(1)	1,199,326
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,371,056
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(8)	283,357
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	349,378
369,000	Credit Suisse AG 7.50%, 02/15/2028	386,862
1,602,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	1,214,808
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	723,053
250,000	5.38%, 01/12/2024(1)	250,076
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.100% thereafter)(1)(8)	760,866
515,000	Deutsche Bank AG 6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(8)	541,077
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	442,758
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	112,623
155,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	127,521
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	513,385
712,000	5.70%, 11/01/2024	722,059
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	575,178
241,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	204,014
720,000	7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 3 mo. USD SOFR + 3.350% thereafter)(8)	783,132
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(8)	455,899
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	117,542
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	82,312
100,000	3.38%, 05/01/2023	99,655
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	116,050
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Commercial Banks - 4.5% - (continued)
$ 857,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(8)	$ 850,886
1,250,000	5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 3 mo. USD SOFR + 1.070% thereafter)(8)	1,260,049
200,000	KBC Group N.V. 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 12 mo. USD CMT + 2.100% thereafter)(1)(8)	202,607
300,000	M&T Bank Corp. 5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2023; 12 mo. USD SOFR + 1.850% thereafter)(8)	298,362
377,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	375,387
	Morgan Stanley
650,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	515,008
1,195,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	984,315
575,000	4.10%, 05/22/2023	573,564
1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 3 mo. USD SOFR + 1.295% thereafter)(8)	1,273,241
525,000	5.30%, 04/20/2037, (5.30% fixed rate until 04/20/2032; 3 mo. USD SOFR + 2.620% thereafter)(8)	507,876
543,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 year USD CMT + 2.430% thereafter)(8)	552,734
	Standard Chartered plc
330,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(8)	315,730
800,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(1)(8)	832,683
720,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 12 mo. USD CMT + 3.100% thereafter)(1)(7)(8)	750,510
	UBS Group AG
450,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(8)	395,732
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 12 mo. USD CMT + 2.200% thereafter)(1)(8)	777,421
290,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.950% thereafter)(8)	231,144
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,785,993
375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 3 mo. USD SOFR + 2.130% thereafter)(8)	346,969
1,420,000	5.38%, 11/02/2043	1,430,811
		30,592,613
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
260,000	2.45%, 08/12/2031(1)	209,107
260,000	4.25%, 11/01/2029(1)	242,149
400,000	5.50%, 08/11/2032(1)	400,223

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Commercial Services - 0.3% - (continued)
$ 200,000	5.55%, 05/30/2033(1)	$ 200,325
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	75,331
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	453,454
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	136,437
		1,717,026
	Construction Materials - 0.3%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	647,926
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	338,427
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	830,064
		1,816,417
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	607,845
	Diversified Financial Services - 0.9%
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	377,203
1,250,000	3.50%, 11/01/2027(1)	1,117,391
	Avolon Holdings Funding Ltd.
221,000	2.13%, 02/21/2026(1)	197,469
259,000	2.75%, 02/21/2028(1)	222,448
660,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	533,286
775,000	Brookfield Finance LLC / Brookfield Finance, Inc. 3.45%, 04/15/2050	534,306
285,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(8)(9)	286,321
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	192,227
	Intercontinental Exchange, Inc.
1,196,000	4.00%, 09/15/2027	1,178,264
821,000	4.35%, 06/15/2029	808,716
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	606,026
		6,053,657
	Electric - 1.9%
305,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	258,857
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	236,587
229,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(8)	206,566
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	98,836
156,000	6.63%, 02/01/2032	176,969
586,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 year USD CMT + 3.195% thereafter)(8)(10)	520,432
14,000	Duke Energy Carolinas LLC 5.35%, 01/15/2053	14,691
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	98,043
120,000	3.40%, 06/15/2029	110,633
792,000	4.50%, 08/15/2032	768,134
90,000	5.00%, 08/15/2052	85,527
80,000	Edison International 6.95%, 11/15/2029	86,678
575,000	Exelon Corp. 5.10%, 06/15/2045	563,395
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Electric - 1.9% - (continued)
	Georgia Power Co.
$ 1,910,000	4.70%, 05/15/2032	$ 1,892,224
465,000	5.13%, 05/15/2052	462,909
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	473,966
135,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	136,147
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	107,600
240,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	203,722
	Pacific Gas and Electric Co.
275,000	3.30%, 12/01/2027	250,843
815,000	5.90%, 06/15/2032	817,487
85,000	PacifiCorp 4.13%, 01/15/2049	74,316
	Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	60,827
750,000	4.15%, 04/15/2025(1)	721,764
	San Diego Gas & Electric Co.
270,000	3.70%, 03/15/2052	224,929
40,000	3.75%, 06/01/2047	33,043
10,000	4.15%, 05/15/2048	8,839
	SCE Recovery Funding LLC
129,949	0.86%, 11/15/2033	109,793
65,000	1.94%, 05/15/2040	47,340
35,000	2.51%, 11/15/2043	23,091
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,014,315
295,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(8)	256,518
1,580,000	Southern California Edison Co. 5.95%, 11/01/2032	1,715,518
178,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(8)	169,337
400,000	Texas Electric Market Stabilization Funding LLC 4.27%, 08/01/2036(1)	387,635
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	470,897
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	72,691
106,000	Union Electric Co. 4.00%, 04/01/2048	90,054
		13,051,153
	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	978,438
	Electronics - 0.1%
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	347,720
441,000	Vontier Corp. 1.80%, 04/01/2026	383,114
		730,834
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	273,379
	Entertainment - 0.2%
1,150,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029(1)	1,053,262
	Environmental Control - 0.1%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	389,841
70,000	6.38%, 02/01/2031(1)	71,309
445,000	Republic Services, Inc. 2.30%, 03/01/2030	385,141
		846,291

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Food - 0.1%
$ 150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	$ 128,533
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	494,695
		623,228
	Forest Products & Paper - 0.1%
940,000	Glatfelter Corp. 4.75%, 11/15/2029(1)	658,000
	Gas - 0.1%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	115,119
	Southern California Gas Co.
300,000	2.95%, 04/15/2027	283,482
318,000	6.35%, 11/15/2052	369,628
		768,229
	Hand/Machine Tools - 0.1%
370,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	374,993
	Healthcare - Products - 0.1%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	717,179
	Healthcare - Services - 0.5%
	Bon Secours Mercy Health, Inc.
565,000	3.56%, 08/01/2027	532,881
95,000	4.30%, 07/01/2028	92,405
	Centene Corp.
450,000	2.45%, 07/15/2028	390,078
245,000	4.25%, 12/15/2027	235,124
	CommonSpirit Health
80,000	2.78%, 10/01/2030	68,053
5,000	3.91%, 10/01/2050	3,974
305,000	4.20%, 08/01/2023	303,262
214,000	Dignity Health 3.81%, 11/01/2024	208,281
	HCA, Inc.
220,000	4.63%, 03/15/2052(1)	183,996
1,000,000	5.50%, 06/15/2047	945,905
140,000	Sutter Health 2.29%, 08/15/2030	117,482
145,000	Toledo Hospital 5.75%, 11/15/2038	145,682
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,874
170,000	4.20%, 05/15/2032	167,082
25,000	4.75%, 05/15/2052	24,597
		3,423,676
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	425,400
	Insurance - 0.7%
144,000	American International Group, Inc. 3.40%, 06/30/2030	131,264
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	323,607
800,000	2.50%, 03/24/2028(1)	694,894
355,000	Corebridge Financial, Inc. 6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(1)(8)	351,291
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	298,868
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,033,777
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	114,178
385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	392,082
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Insurance - 0.7% - (continued)
	Liberty Mutual Group, Inc.
$ 212,000	4.57%, 02/01/2029(1)	$ 206,911
395,000	5.50%, 06/15/2052(1)	388,049
675,000	Unum Group 5.75%, 08/15/2042	670,430
		4,605,351
	Investment Company Security - 0.0%
250,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	160,291
	IT Services - 0.1%
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	429,747
	Leisure Time - 0.1%
	Royal Caribbean Cruises Ltd.
460,000	8.25%, 01/15/2029(1)	480,700
155,000	11.50%, 06/01/2025(1)	166,238
		646,938
	Lodging - 0.1%
800,000	Genting New York LLC / GENNY Capital, Inc. 3.30%, 02/15/2026(1)	715,207
	Media - 0.6%
	Charter Communications Operating LLC / Charter Communications Operating Capital
235,000	2.25%, 01/15/2029	196,574
950,000	6.48%, 10/23/2045	931,979
575,000	Comcast Corp. 4.40%, 08/15/2035	559,283
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	831,049
1,000,000	Paramount Global 5.85%, 09/01/2043	887,232
30,000	Time Warner Cable Enterprises LLC 8.38%, 03/15/2023	30,124
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	81,412
60,000	7.30%, 07/01/2038	64,079
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)(7)	217,518
		3,799,250
	Miscellaneous Manufacturing - 0.1%
350,000	Textron, Inc. 3.88%, 03/01/2025	342,684
	Office/Business Equipment - 0.0%
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	233,234
	Oil & Gas - 0.6%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,591,593
	Equinor ASA
35,000	2.88%, 04/06/2025	33,819
560,000	3.00%, 04/06/2027	534,603
525,000	Hess Corp. 7.30%, 08/15/2031	586,612
	Qatar Energy
245,000	2.25%, 07/12/2031(1)	208,100
210,000	3.13%, 07/12/2041(1)	166,192
	Var Energi ASA
445,000	7.50%, 01/15/2028(1)	464,481
625,000	8.00%, 11/15/2032(1)	671,357
		4,256,757
	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	299,251
	Pharmaceuticals - 0.2%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	574,076
160,000	CVS Health Corp. 4.88%, 07/20/2035	158,647

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Pharmaceuticals - 0.2% - (continued)
$ 465,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV 4.13%, 04/30/2028(1)	$ 422,243
	Teva Pharmaceutical Finance Netherlands III B.V.
180,000	2.80%, 07/21/2023	177,441
360,000	4.75%, 05/09/2027	333,012
		1,665,419
	Pipelines - 1.3%
945,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	820,751
	Energy Transfer L.P.
1,200,000	4.40%, 03/15/2027	1,169,223
1,125,000	4.75%, 01/15/2026	1,113,722
155,000	4.95%, 06/15/2028	153,849
385,000	5.00%, 05/15/2050	334,427
1,100,000	5.25%, 04/15/2029	1,108,202
214,000	7.60%, 02/01/2024	217,755
1,033,000	Enterprise Products Operating LLC 5.35%, 01/31/2033	1,071,227
462,330	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	398,920
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	236,286
40,000	3.45%, 10/15/2027(1)	35,941
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,127,870
585,000	Sempra Global 3.25%, 01/15/2032(1)	485,894
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	209,150
360,000	6.25%, 01/15/2030(1)	366,912
		8,850,129
	Real Estate Investment Trusts - 0.5%
	Brixmor Operating Partnership L.P.
285,000	4.05%, 07/01/2030	260,164
440,000	4.13%, 05/15/2029	406,084
290,000	CubeSmart L.P. 2.25%, 12/15/2028	248,286
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	677,531
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	87,200
100,000	1.88%, 07/15/2050(1)	89,777
215,000	2.84%, 01/15/2050(1)	203,165
1,280,000	VICI Properties L.P. 4.95%, 02/15/2030	1,236,962
135,000	VICI Properties L.P. / VICI Note Co., Inc. 4.13%, 08/15/2030(1)	120,777
		3,329,946
	Semiconductors - 0.2%
364,000	Intel Corp. 4.15%, 08/05/2032(7)	346,999
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	646,181
		993,180
	Software - 0.3%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	151,225
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	540,107
	Oracle Corp.
585,000	2.88%, 03/25/2031	503,412
240,000	2.95%, 04/01/2030	210,826
110,000	3.65%, 03/25/2041	86,743
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	548,893
		2,041,206
	Telecommunications - 1.0%
	AT&T, Inc.
578,000	2.55%, 12/01/2033	465,290
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Telecommunications - 1.0% - (continued)
$ 11,000	3.65%, 06/01/2051	$ 8,407
24,000	3.85%, 06/01/2060	18,070
30,000	4.30%, 12/15/2042	26,377
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	675,124
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	890,435
425,000	NBN Co., Ltd. 1.63%, 01/08/2027(1)	374,169
469,689	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	465,827
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	247,929
1,600,000	3.38%, 04/15/2029	1,458,344
775,000	4.50%, 04/15/2050	680,196
	Verizon Communications, Inc.
676,000	2.36%, 03/15/2032	555,179
130,000	4.75%, 11/01/2041	124,631
575,000	Vodafone Group plc 5.25%, 05/30/2048	543,313
		6,533,291
	Trucking & Leasing - 0.2%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	547,548
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	85,784
745,000	3.95%, 03/10/2025(1)	723,410
230,000	5.70%, 02/01/2028(1)	235,427
		1,592,169
	Total Corporate Bonds (cost $122,449,229)	$ 113,228,621
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Indonesia - 0.8%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	$ 5,098,299
	Qatar - 0.1%
	Qatar Government International Bond
$ 250,000	3.38%, 03/14/2024(1)	245,835
315,000	3.88%, 04/23/2023(1)	313,882
		559,717
	Saudi Arabia - 0.1%
	Saudi Government International Bond
660,000	4.88%, 07/18/2033(1)	671,550
200,000	5.00%, 01/18/2053(1)	190,548
		862,098
	Total Foreign Government Obligations (cost $6,891,184)	$ 6,520,114
MUNICIPAL BONDS - 1.0%
	Airport - 0.0%
15,000	Dallas, TX, Fort Worth International Airport Rev 4.09%, 11/01/2051	$ 13,465
90,000	Dallas, TX, Fort Worth International Airport Rev 4.51%, 11/01/2051	85,775
		99,240
	General - 0.3%
140,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	141,011
155,000	Kansas Dev Finance Auth Rev, (AGM Insured) 5.37%, 05/01/2026	157,239

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	General - 0.3% - (continued)
$ 1,000,000	Metropolitan Atlanta, GA, Rapid Transit Auth, Rev 2.74%, 07/01/2036	$ 812,137
575,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	616,752
		1,727,139
	General Obligation - 0.3%
1,250,000	State of Illinois, GO 5.10%, 06/01/2033	1,241,241
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,083,093
		2,324,334
	Power - 0.0%
69,000	New York Utility Debt Securitization Auth Rev 3.44%, 12/15/2025	68,604
	Tobacco - 0.0%
	Golden State Tobacco Securitization Corp., CA, Rev
10,000	2.75%, 06/01/2034	8,446
40,000	3.00%, 06/01/2046	37,197
20,000	3.29%, 06/01/2042	15,816
		61,459
	Transportation - 0.3%
20,000	Chicago, IL, Transit Auth Rev 6.90%, 12/01/2040	23,323
45,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 4.09%, 01/15/2049	37,283
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	170,927
	Metropolitan Transportation Auth, NY, Rev
60,000	5.18%, 11/15/2049	55,345
15,000	6.20%, 11/15/2026	15,340
195,000	6.81%, 11/15/2040	215,070
80,000	Port Auth of New York & New Jersey Rev 3.18%, 07/15/2060(7)	57,231
1,350,000	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (AGM Insured) 3.22%, 01/15/2035	1,153,591
		1,728,110
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency Rev 6.83%, 02/01/2035	416,435
256,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	291,446
		707,881
	Total Municipal Bonds (cost $7,590,212)	$ 6,716,767
SENIOR FLOATING RATE INTERESTS - 7.8%(11)
	Advertising - 0.1%
512,425	ABG Intermediate Holdings 2 LLC 8.16%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 507,941
	Aerospace/Defense - 0.2%
274,313	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	274,381
866,386	TransDigm, Inc. 6.98%, 12/09/2025, 3 mo. USD SOFR + 2.250%	864,125
		1,138,506
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Airlines - 0.2%
$ 184,075	Air Canada 8.13%, 08/11/2028, 3 mo. USD LIBOR + 3.500%	$ 183,778
285,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	292,436
207,000	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	215,590
280,250	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	289,535
		981,339
	Apparel - 0.1%
270,875	Birkenstock GmbH & Co. KG 7.69%, 04/28/2028, 3 mo. USD LIBOR + 3.250%	269,943
456,438	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	453,156
		723,099
	Auto Parts & Equipment - 0.1%
636,040	Clarios Global L.P. 7.82%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	632,975
222,050	First Brands Group LLC 10.25%, 03/30/2027, 3 mo. USD SOFR + 5.000%	216,831
		849,806
	Chemicals - 0.1%
498,250	Diamond (BC) B.V. 7.57%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	492,291
445,365	Messer Industries GmbH 7.23%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	444,020
		936,311
	Commercial Services - 0.5%
628,800	AlixPartners LLP 7.32%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	627,316
	Amentum Government Services Holdings LLC
104,475	8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	102,777
151,125	8.47%, 01/29/2027, 3 mo. USD LIBOR + 4.000%	149,488
365,375	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	361,129
240,601	Belron Finance U.S. LLC 6.94%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	240,301
211,200	Corporation Service Co. 7.91%, 11/02/2029, 1 mo. USD SOFR + 3.250%	211,107
	Verisure Holding AB
EUR 430,000	5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	442,993
575,000	5.64%, 07/20/2026, 3 mo. EURIBOR + 3.250%	598,351
$ 618,975	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	616,889
		3,350,351
	Construction Materials - 0.2%
175,050	Ingersoll-Rand Services Co. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	174,331

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Construction Materials - 0.2% - (continued)
$ 631,600	Quikrete Holdings, Inc. 7.19%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	$ 627,494
258,403	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	258,080
275,737	Tamko Building Products LLC 7.75%, 06/01/2026, 3 mo. USD LIBOR + 3.000%	271,601
		1,331,506
	Distribution/Wholesale - 0.2%
725,625	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	724,312
677,968	Core & Main L.P. 7.15%, 07/27/2028, 6 mo. USD LIBOR + 2.500%	674,788
		1,399,100
	Diversified Financial Services - 0.4%
659,248	Aretec Group, Inc. 8.91%, 10/01/2025, 1 mo. USD SOFR + 4.250%	649,953
488,457	Blackhawk Network Holdings, Inc. 7.54%, 06/15/2025, 1 mo. USD SOFR + 3.000%	482,884
631,222	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	628,754
605,933	NFP Corp. 7.82%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	593,626
350,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	349,251
		2,704,468
	Electronics - 0.1%
362,468	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	360,768
270,875	Ingram Micro, Inc. 8.23%, 06/30/2028, 3 mo. USD LIBOR + 3.500%	269,634
		630,402
	Engineering & Construction - 0.1%
739,967	Brown Group Holding LLC 7.05%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	735,689
103,950	Fluidra S.A. 6.66%, 01/29/2029, 1 mo. USD SOFR + 2.000%	102,521
		838,210
	Entertainment - 0.5%
320,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(12)	319,555
	Crown Finance U.S., Inc.
761,694	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	125,588
376,705	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	379,497
495,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	496,134
633,096	Golden Entertainment, Inc. 7.52%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	631,513
109,450	Great Canadian Gaming Corp. 8.75%, 11/01/2026, 3 mo. USD LIBOR + 4.000%	108,698
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Entertainment - 0.5% - (continued)
$ 482,414	SeaWorld Parks & Entertainment, Inc. 7.63%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	$ 480,605
502,868	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	499,881
		3,041,471
	Environmental Control - 0.0%
163,849	Covanta Holding Corp. 7.06%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	163,908
	Food - 0.1%
656,996	Hostess Brands LLC 7.08%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	656,746
246,079	U.S. Foods, Inc. 6.57%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	245,326
		902,072
	Food Service - 0.0%
177,175	Aramark Services, Inc. 6.32%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	175,072
	Healthcare - Products - 0.2%
490,237	Avantor Funding, Inc. 6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	489,688
565,725	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	548,674
589,848	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	577,314
		1,615,676
	Healthcare - Services - 0.1%
97,574	ICON Luxembourg S.a.r.l. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	97,538
610,384	Surgery Center Holdings, Inc. 8.21%, 08/31/2026, 3 mo. USD LIBOR + 3.750%	608,706
		706,244
	Insurance - 0.6%
675,567	Acrisure LLC 8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	650,341
	AssuredPartners, Inc.
109,175	8.06%, 02/12/2027, 1 mo. USD SOFR + 3.500%	107,844
99,750	8.81%, 02/12/2027, 1 mo. USD SOFR + 4.250%	99,667
	Asurion LLC
300,134	7.82%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	286,535
468,713	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	442,934
145,000	9.82%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	120,423
	Hub International Ltd.
865,995	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	864,488
98,741	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	98,608

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Insurance - 0.6% - (continued)
	Sedgwick Claims Management Services, Inc.
$ 866,165	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	$ 861,713
47,750	8.82%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	47,730
730,403	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	730,221
		4,310,504
	Internet - 0.2%
680,559	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	672,780
466,124	NortonLifeLock, Inc. 6.66%, 09/12/2029, 1 mo. USD SOFR + 2.000%	464,764
		1,137,544
	IT Services - 0.1%
635,633	Tempo Acquisition LLC 7.56%, 08/31/2028, 1 mo. USD SOFR + 3.000%	636,034
	Leisure Time - 0.2%
	Carnival Corp.
273,000	7.57%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	268,321
292,050	7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	284,749
369,375	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	364,296
265,950	MajorDrive Holdings IV LLC 8.81%, 06/01/2028, 3 mo. USD LIBOR + 4.000%	256,737
		1,174,103
	Lodging - 0.1%
	Caesars Resort Collection LLC
551,845	7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	551,116
209,271	8.07%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	209,108
		760,224
	Media - 0.6%
131,963	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	131,716
374,300	Cable One, Inc. 6.57%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	369,700
	CSC Holdings LLC
354,050	6.96%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	327,939
482,143	8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%	456,531
359,437	DirecTV Financing LLC 9.57%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	352,960
488,636	E.W. Scripps Co. 7.13%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	486,071
750,000	Telenet Financing USD LLC 6.46%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	742,635
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Media - 0.6% - (continued)
$ 410,000	Virgin Media Bristol LLC 7.71%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	$ 409,873
500,000	Ziggo Financing Partnership 6.96%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	495,470
		3,772,895
	Packaging & Containers - 0.1%
553,000	Berlin Packaging LLC 8.14%, 03/11/2028, 3 mo. USD LIBOR + 3.750%	545,053
412,925	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	405,113
		950,166
	Pharmaceuticals - 0.3%
417,581	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	410,795
416,930	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	406,473
304,575	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	304,575
310,879	Jazz Financing Lux S.a.r.l. 8.07%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	310,441
376,987	Organon & Co. 7.75%, 06/02/2028, 3 mo. USD LIBOR + 3.000%	375,841
24,311	PRA Health Sciences, Inc. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	24,302
		1,832,427
	Pipelines - 0.4%
801,712	Medallion Midland Acquisition LLC 8.59%, 10/18/2028, 3 mo. USD SOFR + 3.750%	800,710
481,156	NorthRiver Midstream Finance L.P. 8.00%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	480,381
264,741	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	263,748
411,417	Traverse Midstream Partners LLC 8.80%, 09/27/2024, 3 mo. USD SOFR + 4.250%	411,108
805,775	UGI Energy Services LLC 8.07%, 08/13/2026, 1 mo. USD LIBOR + 3.500%	805,147
		2,761,094
	Retail - 0.7%
442,447	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	437,075
424,238	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	423,530
504,748	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	495,537

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Retail - 0.7% - (continued)
$ 700,432	Harbor Freight Tools USA, Inc. 7.32%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	$ 689,996
	IRB Holding Corp.
241,751	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	241,186
235,800	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	233,147
601,333	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	541,825
374,300	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	343,188
265,275	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	262,264
177,300	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	175,860
467,875	SRS Distribution, Inc. 8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	450,582
152,759	Staples, Inc. 9.44%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	142,741
		4,436,931
	Semiconductors - 0.1%
395,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	396,236
498,750	MKS Instruments, Inc. 7.36%, 08/17/2029, 1 mo. USD SOFR + 2.750%	497,324
		893,560
	Software - 0.9%
639,413	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	631,222
881,546	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	879,184
310,279	E2open LLC 7.88%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	309,699
449,940	Hyland Software, Inc. 8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	448,356
531,889	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	500,975
400,945	Navicure, Inc. 8.57%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	397,689
515,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(12)	513,841
337,614	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	335,504
424,625	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	402,995
199,899	SS&C European Holdings S.a.r.l. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	199,400
227,483	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	226,914
505,007	Ultimate Software Group, Inc. 8.03%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	496,235
751,905	Zelis Healthcare Corp. 8.07%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	749,521
		6,091,535
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 7.8%(11) - (continued)
	Telecommunications - 0.2%
$ 480,965	Altice France S.A. 8.52%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$ 461,726
EUR 548,617	Lorca Holdco Ltd. 6.82%, 09/17/2027, 6 mo. EURIBOR + 4.250%	589,719
$ 164,816	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	161,520
		1,212,965
	Transportation - 0.1%
387,151	First Student Bidco, Inc. 7.73%, 07/21/2028, 3 mo. USD LIBOR + 3.000%	365,053
	Total Senior Floating Rate Interests (cost $53,386,096)	$ 52,330,517
U.S. GOVERNMENT AGENCIES - 2.2%
	Mortgage-Backed Agencies - 2.2%
	FHLMC - 1.6%
2,964,041	1.33%, 06/25/2030(3)(4)	$ 227,962
5,565,185	1.43%, 07/25/2030(3)(4)	449,521
4,625,000	2.86%, 10/25/2034	4,045,138
7,363	4.00%, 03/01/2041	7,273
2,603,862	4.00%, 07/01/2052	2,513,080
13,879	5.11%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	13,858
716,750	6.51%, 05/25/2042, 1 mo. USD SOFR + 2.200%(1)(2)	721,582
1,345,000	7.01%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	1,286,241
107,386	7.11%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(2)	108,381
1,265,000	9.11%, 10/25/2050, 1 mo. USD SOFR + 4.800%(1)(2)	1,316,422
		10,689,458
	FNMA - 0.6%
4,414,087	3.00%, 03/01/2052	4,012,647
4,075	4.50%, 04/01/2041	4,126
34,803	4.75%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	34,405
		4,051,178
	GNMA - 0.0%
30	6.00%, 11/20/2023	31
53	6.00%, 12/20/2023	55
5	6.00%, 01/20/2024	5
39	6.00%, 02/20/2026	40
302	6.00%, 02/20/2027	309
93	6.00%, 01/20/2028	96
1,876	6.00%, 02/20/2028	1,925
3,257	6.00%, 04/20/2028	3,416
915	6.00%, 06/15/2028	939
6,811	6.00%, 07/20/2028	7,078
6,750	6.00%, 08/20/2028	7,073
1,803	6.00%, 10/15/2028	1,850
5,879	6.00%, 11/15/2028	6,046
6,835	6.00%, 03/20/2029	7,178
8,537	6.00%, 09/20/2029	8,817
15,252	6.00%, 04/20/2030	15,648
1,663	6.00%, 06/20/2030	1,706
1,479	6.00%, 08/15/2034	1,536
12,631	6.50%, 03/15/2028	13,095
1,964	6.50%, 05/15/2028	2,036
2,568	6.50%, 07/15/2028	2,663
4,694	6.50%, 10/15/2028	4,868
408	6.50%, 12/15/2028	423
5,670	6.50%, 01/15/2029	5,880

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.2% - (continued)
	Mortgage-Backed Agencies - 2.2% - (continued)
	GNMA - 0.0% - (continued)
$ 5,239	6.50%, 02/15/2029	$ 5,433
22,047	6.50%, 03/15/2029	22,861
1,649	6.50%, 04/15/2029	1,711
4,694	6.50%, 05/15/2029	4,867
3,179	6.50%, 06/15/2029	3,297
5,115	6.50%, 02/15/2035	5,304
5,811	7.00%, 11/15/2031	5,956
4,228	7.00%, 03/15/2032	4,333
71,724	7.00%, 11/15/2032	76,153
1,640	7.00%, 01/15/2033	1,717
6,132	7.00%, 05/15/2033	6,395
8,725	7.00%, 07/15/2033	9,070
16,150	7.00%, 11/15/2033	16,875
1,169	8.00%, 04/15/2030	1,177
5,230	8.00%, 05/15/2030	5,227
158	8.00%, 07/15/2030	158
3,516	8.00%, 08/15/2030	3,548
5,614	8.00%, 11/15/2030	5,628
56,524	8.00%, 02/15/2031	57,680
		330,103
	Total U.S. Government Agencies (cost $16,062,562)	$ 15,070,739
U.S. GOVERNMENT SECURITIES - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 3.8%
6,873,600	2.88%, 05/15/2052	$ 5,876,928
3,435,000	3.00%, 08/15/2048(13)	3,004,283
1,731,400	3.00%, 08/15/2052	1,520,115
991,000	3.25%, 05/15/2042	915,746
12,225,000	3.38%, 08/15/2042	11,512,512
2,035,000	4.00%, 11/15/2042	2,094,778
1,102,000	4.00%, 11/15/2052	1,169,325
		26,093,687
	U.S. Treasury Notes - 7.9%
1,415,000	0.13%, 10/15/2023	1,369,842
2,740,000	0.25%, 03/15/2024	2,607,923
1,210,000	0.25%, 08/31/2025	1,099,587
560,000	0.25%, 09/30/2025	508,287
185,000	0.38%, 08/15/2024	173,770
610,000	0.38%, 11/30/2025	552,241
320,000	0.63%, 07/31/2026	286,813
470,000	0.75%, 04/30/2026	425,717
860,000	0.75%, 05/31/2026	777,292
620,000	0.75%, 08/31/2026	557,031
2,315,000	0.88%, 06/30/2026	2,098,059
2,495,000	0.88%, 09/30/2026	2,247,157
400,000	1.00%, 12/15/2024	376,547
1,855,000	1.13%, 10/31/2026	1,683,775
3,520,000	1.25%, 11/30/2026	3,205,537
1,520,000	1.25%, 12/31/2026	1,382,012
350,000	1.25%, 03/31/2028	310,721
420,000	1.25%, 05/31/2028	371,602
115,000	1.25%, 09/30/2028	101,020
255,000	1.38%, 10/31/2028	225,247
325,000	1.50%, 02/29/2024	313,993
883,000	1.50%, 01/31/2027	809,739
140,000	1.50%, 11/30/2028	124,398
1,285,000	1.88%, 02/28/2027	1,194,648
1,500,000	2.50%, 05/31/2024	1,458,926
860,000	2.50%, 03/31/2027	819,251
130,000	2.63%, 04/15/2025	125,856
1,760,000	2.63%, 05/31/2027	1,683,687
225,000	2.63%, 07/31/2029	212,203
1,545,000	2.75%, 05/15/2025	1,499,435
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.7% - (continued)
	U.S. Treasury Securities - 11.7% - (continued)
	U.S. Treasury Notes - 7.9% - (continued)
$ 390,000	2.75%, 04/30/2027	$ 375,116
265,000	2.75%, 05/31/2029	251,978
592,800	2.75%, 08/15/2032	556,213
985,000	3.13%, 08/15/2025	963,684
3,669,200	3.13%, 08/31/2027	3,584,063
3,610,000	3.25%, 08/31/2024	3,543,441
1,040,000	3.25%, 06/30/2027	1,020,581
390,000	3.25%, 06/30/2029	381,667
1,010,000	3.50%, 09/15/2025	997,691
2,000,000	3.50%, 01/31/2028	1,989,920
1,468,000	3.88%, 11/30/2027	1,482,451
1,449,400	3.88%, 12/31/2027	1,463,441
79,000	3.88%, 11/30/2029	80,271
18,600	3.88%, 12/31/2029	18,917
275,000	4.00%, 12/15/2025	275,537
104,000	4.00%, 10/31/2029	106,393
1,138,600	4.13%, 09/30/2027	1,159,815
1,040,000	4.13%, 10/31/2027	1,059,825
2,352,900	4.13%, 11/15/2032	2,468,339
1,500,000	4.25%, 12/31/2024	1,499,297
1,200,000	4.50%, 11/30/2024	1,203,375
		53,084,331
	Total U.S. Government Securities (cost $82,659,145)	$ 79,178,018
COMMON STOCKS - 28.8%
	Automobiles & Components - 0.4%
3,850	Bayerische Motoren Werke AG	$ 392,179
6,926	Ford Motor Co.	93,570
3,090	Hyundai Mobis Co., Ltd.	516,670
8,475	Kia Corp.	461,734
9,450	Mercedes-Benz Group AG	703,194
44,300	Stellantis N.V.	696,440
		2,863,787
	Banks - 1.7%
45,250	Abu Dhabi Islamic Bank PJSC	116,308
1,102,050	Agricultural Bank of China Ltd. Class H	396,664
13,300	Banco do Brasil S.A.	106,635
431,000	Bank of Beijing Co. Ltd. Class A	271,449
588,450	Bank of China Ltd. Class H	224,002
18,084	Bank of Nova Scotia	978,887
27,989	BAWAG Group AG*(1)	1,733,774
1,129,250	China CITIC Bank Corp. Ltd. Class H	544,807
106,055	Credit Agricole S.A.	1,277,033
17,900	DBS Group Holdings Ltd.	490,035
20,362	KBC Group N.V.	1,508,158
8,506	PNC Financial Services Group, Inc.	1,407,147
21,180	Popular, Inc.	1,453,795
15,610	Western Alliance Bancorp	1,176,526
		11,685,220
	Capital Goods - 4.0%
7,058	3M Co.	812,235
68,874	Amada Co., Ltd.	618,679
20,643	American Woodmark Corp.*	1,182,637
31,981	Assa Abloy AB Class B	753,352
147,344	BAE Systems plc	1,559,789
3,450	Bouygues S.A.	113,657
40,266	Builders FirstSource, Inc.*	3,209,200
35,640	Cie de Saint-Gobain	2,046,847
66,950	CK Hutchison Holdings Ltd.	426,067
34,942	Fuji Corp.	581,788
83,812	Hazama Ando Corp.	556,044
10,825	Hitachi Ltd.	567,690
175,600	Industries Qatar QSC	680,344

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.8% - (continued)
	Capital Goods - 4.0% - (continued)
3,650	Jardine Matheson Holdings Ltd.	$ 194,018
60,696	JELD-WEN Holding, Inc.*	767,804
20,666	Kone Oyj Class B	1,127,043
25,866	Kumagai Gumi Co., Ltd.	531,568
2,788	Lockheed Martin Corp.	1,291,569
51,581	Mitsubishi Electric Corp.	568,461
16,290	Owens Corning	1,574,429
1,398	PACCAR, Inc.	152,815
11,924	Raytheon Technologies Corp.	1,190,611
1,450	Rheinmetall AG	338,803
15,695	Schneider Electric SE	2,545,973
27,377	Signify N.V.(1)	991,195
15,500	Sumitomo Corp.	278,224
9,224	Toyota Industries Corp.	561,489
39,985	Ushio, Inc.	535,981
11,328	Vinci S.A.	1,279,946
		27,038,258
	Commercial & Professional Services - 1.0%
1,572,073	Aker Carbon Capture ASA*	2,330,137
101,794	Bureau Veritas S.A.	2,910,439
29,959	Experian plc	1,095,585
32,467	Toppan, Inc.	523,114
		6,859,275
	Consumer Durables & Apparel - 2.2%
7,608	Cavco Industries, Inc.*	2,024,489
22,009	Century Communities, Inc.	1,346,951
18,580	D.R. Horton, Inc.	1,833,660
17,953	Lennar Corp. Class A	1,838,387
14,731	NIKE, Inc. Class B	1,875,698
46,065	Nikon Corp.	454,819
354	NVR, Inc.*	1,865,580
30,255	PulteGroup, Inc.	1,721,207
3,800	Sankyo Co., Ltd.	153,488
27,357	Toll Brothers, Inc.	1,627,468
		14,741,747
	Consumer Services - 0.5%
49	Booking Holdings, Inc.*	119,271
29,765	Compass Group plc	711,026
1,099	Expedia Group, Inc.*	125,616
13,979	H&R Block, Inc.	544,902
6,666	McDonald's Corp.	1,782,488
521	Vail Resorts, Inc.	136,679
		3,419,982
	Diversified Financials - 0.5%
5,398	DWS Group GmbH & Co. KGaA(1)	194,161
36,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,354,597
84,300	Power Finance Corp. Ltd.	146,115
108,298	REC Ltd.	161,605
51,958	Rithm Capital Corp. REIT	488,925
60,025	Starwood Property Trust, Inc. REIT	1,253,922
		3,599,325
	Energy - 0.5%
1,686,050	Adaro Energy Indonesia Tbk PT	334,083
536,100	Bukit Asam Tbk PT	121,880
525,650	China Petroleum & Chemical Corp. Class H	283,835
290,851	China Shenhua Energy Co., Ltd. Class H	905,308
46,400	Coal India Ltd.	128,079
108,550	Indo Tambangraya Megah Tbk PT	262,591
164,050	PetroChina Co., Ltd. Class H	87,759
671	Pioneer Natural Resources Co.	154,565
22,300	TotalEnergies SE(7)	1,378,603
		3,656,703
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.8% - (continued)
	Food & Staples Retailing - 0.2%
11,150	Carrefour S.A.	$ 212,084
17,923	Kroger Co.	799,903
6,000	Lawson, Inc.	239,918
79,607	Magnit PJSC GDR*(14)	—
		1,251,905
	Food, Beverage & Tobacco - 1.8%
37,535	Altria Group, Inc.	1,690,576
4,168	British American Tobacco plc	159,775
18,484	Coca-Cola Co.	1,133,439
1,725	Coca-Cola Europacific Partners plc	96,979
26,068	Diageo plc	1,139,851
12,439	Heineken N.V.	1,243,140
45,176	Imperial Brands plc	1,133,295
18,600	ITC Ltd.	80,271
62,200	Japan Tobacco, Inc.	1,268,377
17,600	JBS S.A.	69,619
3,818	Lamb Weston Holdings, Inc.	381,380
9,017	Nestle S.A.	1,100,156
6,694	PepsiCo., Inc.	1,144,808
15,469	Philip Morris International, Inc.	1,612,489
		12,254,155
	Health Care Equipment & Services - 1.2%
15,766	Baxter International, Inc.	720,349
1,589	Cigna Corp.	503,189
6,062	CVS Health Corp.	534,790
643	Elevance Health, Inc.	321,494
941,800	Hartalega Holdings Bhd	356,722
494,150	Kossan Rubber Industries Bhd	121,952
37,139	Medipal Holdings Corp.	495,842
11,622	Medtronic plc	972,645
300	Sonova Holding AG	75,021
7,103	Stryker Corp.	1,802,812
8,490	Teladoc Health, Inc.*	249,606
3,860	UnitedHealth Group, Inc.	1,926,873
		8,081,295
	Household & Personal Products - 0.7%
19,021	Colgate-Palmolive Co.	1,417,635
6,900	Pola Orbis Holdings, Inc.	99,551
10,066	Procter & Gamble Co.	1,433,197
20,399	Reckitt Benckiser Group plc	1,453,651
		4,404,034
	Insurance - 1.5%
158,879	AIA Group Ltd.	1,796,547
1,418	American Financial Group, Inc.	202,193
34,868	AXA S.A.	1,087,847
7,482	Chubb Ltd.	1,702,080
15,069	CNA Financial Corp.	656,406
31,564	Dai-ichi Life Holdings, Inc.	740,579
67,200	Japan Post Holdings Co., Ltd.	589,979
6,300	Japan Post Insurance Co., Ltd.	112,392
5,492	Marsh & McLennan Cos., Inc.	960,606
17,683	MS&AD Insurance Group Holdings, Inc.	567,159
25,028	Old Republic International Corp.	660,489
64,500	PICC Property & Casualty Co., Ltd. Class H	60,640
49,237	T&D Holdings, Inc.	788,100
		9,925,017
	Materials - 1.2%
70,150	China Hongqiao Group Ltd.	81,593
6,441	Dow, Inc.	382,273
493,722	Elkem ASA*(1)	1,748,858
384,841	Evraz plc*(14)	—
314,800	Fertiglobe plc	343,407
4,032	Linde plc	1,334,350

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.8% - (continued)
	Materials - 1.2% - (continued)
26,852	Louisiana-Pacific Corp.	$ 1,828,353
28,850	OCI N.V.	982,067
7,212	Rio Tinto Ltd.	647,185
4,158	Shin-Etsu Chemical Co., Ltd.	612,985
2,108	Ternium S.A. ADR	85,058
14,700	Vedanta Ltd.	60,063
		8,106,192
	Media & Entertainment - 0.5%
3,059	Comcast Corp. Class A	120,372
37,275	DeNA Co., Ltd.	522,662
21,700	International Games System Co., Ltd.	359,003
1,030	Live Nation Entertainment, Inc.*	82,905
2,553	Meta Platforms, Inc. Class A*	380,320
34,400	Nintendo Co., Ltd.	1,491,507
1,724	Pinterest, Inc. Class A*	45,324
		3,002,093
	Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
8,962	AbbVie, Inc.	1,324,136
17,610	AstraZeneca plc ADR	1,151,166
19,182	Bristol-Myers Squibb Co.	1,393,572
18,899	Chugai Pharmaceutical Co., Ltd.	489,958
12,085	Gilead Sciences, Inc.	1,014,415
37,100	H Lundbeck A/S	137,857
10,963	Johnson & Johnson	1,791,573
590	Neurocrine Biosciences, Inc.*	65,449
19,364	Novartis AG	1,750,681
3,000	Ono Pharmaceutical Co., Ltd.	65,096
33,875	Pfizer, Inc.	1,495,920
3,687	Roche Holding AG	1,150,972
3,004	Sarepta Therapeutics, Inc.*	375,410
10,009	Viatris, Inc.	121,709
		12,327,914
	Real Estate - 2.0%
3,988	American Tower Corp. REIT	890,879
181,688	Barwa Real Estate Co.	142,113
142,000	CK Asset Holdings Ltd.	907,878
199,600	Country Garden Holdings Co., Ltd.	74,896
1,200	Covivio REIT	82,373
80,781	Equity LifeStyle Properties, Inc. REIT	5,798,460
67,800	Hongkong Land Holdings Ltd.	331,459
148,500	Kerry Properties Ltd.	376,508
17,850	Klepierre S.A. REIT*	453,039
10,400	Merlin Properties Socimi S.A. REIT	101,636
38,333	Mitsubishi Estate Co., Ltd.	492,699
25,479	Mitsui Fudosan Co., Ltd.	477,569
21,641	Omega Healthcare Investors, Inc. REIT	637,111
3,164	Public Storage REIT	962,932
61,400	Shimao Group Holdings Ltd.*(7)(14)	17,305
47,254	Sino Land Co., Ltd.	61,406
12,853	Spirit Realty Capital, Inc. REIT	563,990
49,600	Swire Pacific Ltd. Class A	454,529
8,273	VICI Properties, Inc. REIT	282,771
		13,109,553
	Retailing - 0.5%
1,366	Best Buy Co., Inc.	121,191
1,227	Dick's Sporting Goods, Inc.	160,442
142,800	Harvey Norman Holdings Ltd.	453,353
9,150	JB Hi-Fi Ltd.	314,600
1,100	JD.com, Inc. Class A	32,663
38,461	Qurate Retail, Inc.*	99,229
17,713	TJX Cos., Inc.	1,449,986
25,300	USS Co., Ltd.	416,139
7,100	ZOZO, Inc.	184,055
		3,231,658
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.8% - (continued)
	Semiconductors & Semiconductor Equipment - 1.1%
924	Broadcom, Inc.	$ 540,549
813	Enphase Energy, Inc.*	179,982
13,005	First Solar, Inc.*	2,309,688
28,210	Intel Corp.	797,215
16,352	MediaTek, Inc.	395,080
32,987	Realtek Semiconductor Corp.	354,243
7,263	SK Hynix, Inc.	525,433
24,294	STMicroelectronics N.V.	1,143,963
5,737	Texas Instruments, Inc.	1,016,654
		7,262,807
	Software & Services - 2.3%
4,220	Accenture plc Class A	1,177,591
8,787	Amdocs Ltd.	807,789
4,251	Automatic Data Processing, Inc.	959,918
6,713	Capgemini SE	1,274,030
8,480	Dropbox, Inc. Class A*	196,990
21,761	DTS Corp.	533,712
3,641	Fidelity National Information Services, Inc.	273,221
11,503	Fortinet, Inc.*	602,067
5,571	Informatica, Inc. Class A*	99,164
11,907	International Business Machines Corp.	1,604,230
6,749	Microsoft Corp.	1,672,470
2,322	Nutanix, Inc. Class A*	64,714
7,090	Okta, Inc.*	521,895
3,283	Palo Alto Networks, Inc.*	520,815
6,273	PayPal Holdings, Inc.*	511,187
5,452	RingCentral, Inc. Class A*	212,792
3,255	salesforce.com, Inc.*	546,742
13,200	Trend Micro, Inc.	653,585
9,054	Twilio, Inc. Class A*	541,791
8,300	Visa, Inc. Class A	1,910,743
37,060	Western Union Co.	525,140
1,064	Wix.com Ltd.*	92,547
3,519	Zoom Video Communications, Inc. Class A*	263,925
		15,567,058
	Technology Hardware & Equipment - 0.4%
106,000	Asustek Computer, Inc.	965,494
4,361	Dell Technologies, Inc. Class C	177,144
24,500	Gigabyte Technology Co., Ltd.	95,149
145,753	Hon Hai Precision Industry Co., Ltd.	486,047
13,930	Pure Storage, Inc. Class A*	403,134
11,512	Samsung Electronics Co., Ltd.	573,416
		2,700,384
	Telecommunication Services - 0.9%
87,905	AT&T, Inc.	1,790,625
58,601	KDDI Corp.	1,830,896
2,183	KT Corp.	62,206
65,504	Lumen Technologies, Inc.	343,896
20,591	Nippon Telegraph & Telephone Corp.	617,432
13,058	SK Telecom Co., Ltd.	494,834
345,225	Telefonica Deutschland Holding AG	1,016,816
		6,156,705
	Transportation - 0.6%
300	AP Moller - Maersk A/S Class B	652,588
13,203	Canadian National Railway Co.	1,571,599
9,880	Evergreen Marine Corp. Taiwan Ltd.	50,474
2,300	Kawasaki Kisen Kaisha Ltd.	48,026
4,900	Nippon Express Holdings, Inc.	284,360
16,150	Orient Overseas International Ltd.	268,459
118,700	SITC International Holdings Co., Ltd.	259,312
4,000	United Parcel Service, Inc. Class B	740,920
27,700	Yang Ming Marine Transport Corp.	58,180
		3,933,918

146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.8% - (continued)
	Utilities - 1.3%
11,878	Avangrid, Inc.	$ 500,895
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	1,841,508
329,052	Enel S.p.A.	1,937,498
135,390	Engie S.A.	1,922,519
8,916	Exelon Corp.	376,166
73,633	Iberdrola S.A.	863,845
46,266	National Grid plc	588,175
14,509	PPL Corp.	429,466
13,949	Rubis SCA	390,367
		8,850,439
	Total Common Stocks (cost $174,080,271)	$ 194,029,424
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
12,531	KKR & Co., Inc. Series C, 6.00%	$ 846,594
	Total Convertible Preferred Stocks (cost $626,550)	$ 846,594
EQUITY LINKED SECURITIES - 4.8%
	Energy - 1.2%
34,646	ConocoPhillips (Royal Bank of Canada) 12.00% 03/22/2023*(1)	$ 4,193,292
31,648	Marathon Petroleum Corp. (Canadian Imperial Bank of Commerce) 12.00% 03/17/2023*(3)	4,066,439
		8,259,731
	Food & Staples Retailing - 0.6%
90,355	Kroger Co. (Royal Bank of Canada) 12.00%, 02/23/2023*(1)	4,044,774
	Health Care Equipment & Services - 1.8%
25,428	AmerisourceBergen Corp. (BNP Paribas Issuance B.V.) 12.00% 03/22/2023*(1)	4,190,573
54,026	Centene Corp. (Royal Bank of Canada) 12.00% 03/22/2023*(1)	4,110,830
7,671	UnitedHealth Group, Inc. (BNP Paribas Issuance B.V.) 12.00% 02/23/2023*(1)	3,863,069
		12,164,472
	Insurance - 0.6%
64,081	American International Group, Inc. (BNP Paribas Issuance B.V.) 12.00%, 02/23/2023*(1)	4,076,328
	Utilities - 0.6%
95,760	Exelon Corp. (Canadian Imperial Bank of Commerce) 12.00%, 02/23/2023*(3)	4,032,993
	Total Equity Linked Securities (cost $32,537,122)	$ 32,578,298
PREFERRED STOCKS - 0.5%
	Automobiles & Components - 0.2%
11,023	Volkswagen AG (Preference Shares)	$ 1,528,787
	Materials - 0.0%
17,900	Gerdau S.A. (Preference Shares)	115,448
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5% - (continued)
	Utilities - 0.3%
41,560	NextEra Energy, Inc., 6.93%		$ 1,992,802
	Total Preferred Stocks (cost $3,988,353)		$ 3,637,037
	Total Long-Term Investments (cost $668,785,376)		$ 661,062,006
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 3,358,981	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $3,359,380; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $3,426,179		$ 3,358,981
	Securities Lending Collateral - 0.6%
598,774	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(15)		598,774
1,995,914	HSBC US Government Money Market Fund, 4.22%(15)		1,995,914
598,774	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(15)		598,774
598,774	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(15)		598,774
			3,792,236
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills – 0.1%
530,000	1.62%, 03/23/2023(16)		528,800
	Total Short-Term Investments (cost $7,680,016)		$ 7,680,017
	Total Investments Excluding Purchased Options (cost $676,465,392)	99.2%	$ 668,742,023
	Total Purchased Options (cost $1,031,796)	0.0%	$ 202,950
	Total Investments (cost $677,497,188)	99.2%	$ 668,944,973
	Other Assets and Liabilities	0.8%	5,473,119
	Total Net Assets	100.0%	$ 674,418,092
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

147

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $191,214,849, representing 28.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $1,804,977, representing 0.3% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $285,000 at January 31, 2023.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $1,276,930.
(14)	Investment valued using significant unobservable inputs.
(15)	Current yield as of period end.
(16)	The rate shown represents current yield to maturity.

Exchange-Traded Option Contracts Outstanding at January 31, 2023
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
S&P 500 Index Option	3,600.00	USD	03/17/2023	165	USD	16,500	$ 202,950	$ 1,031,796	$ (828,846)
Total purchased exchange-traded option contracts							$ 202,950	$ 1,031,796	$ (828,846)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	35	03/31/2023	$ 7,197,695	$ 24,108
U.S. Treasury 5-Year Note Future	300	03/31/2023	32,772,657	164,883
U.S. Treasury 10-Year Ultra Future	26	03/22/2023	3,151,281	56,988
Total				$ 245,979
Short position contracts:
U.S. Treasury 10-Year Note Future	20	03/22/2023	$ (2,290,313)	$ (19,638)
Total futures contracts				$ 226,341

148

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
557,000	EUR	607,755	USD	UBS	02/28/2023	$ (1,113)
40,503,005	USD	37,053,000	EUR	TDB	02/28/2023	147,718
13,858,526	USD	11,155,000	GBP	JPM	02/28/2023	97,656
Total foreign currency contracts						$ 244,261
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
149

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 132,364,307	$ —	$ 132,364,307	$ —
Convertible Bonds	24,561,570	—	24,561,570	—
Corporate Bonds	113,228,621	—	113,228,621	—
Foreign Government Obligations	6,520,114	—	6,520,114	—
Municipal Bonds	6,716,767	—	6,716,767	—
Senior Floating Rate Interests	52,330,517	—	52,330,517	—
U.S. Government Agencies	15,070,739	—	15,070,739	—
U.S. Government Securities	79,178,018	—	79,178,018	—
Common Stocks
Automobiles & Components	2,863,787	93,570	2,770,217	—
Banks	11,685,220	5,122,990	6,562,230	—
Capital Goods	27,038,258	10,181,300	16,856,958	—
Commercial & Professional Services	6,859,275	—	6,859,275	—
Consumer Durables & Apparel	14,741,747	14,133,440	608,307	—
Consumer Services	3,419,982	2,708,956	711,026	—
Diversified Financials	3,599,325	3,097,444	501,881	—
Energy	3,656,703	154,565	3,502,138	—
Food & Staples Retailing	1,251,905	799,903	452,002	—
Food, Beverage & Tobacco	12,254,155	6,129,290	6,124,865	—
Health Care Equipment & Services	8,081,295	7,031,758	1,049,537	—
Household & Personal Products	4,404,034	2,850,832	1,553,202	—
Insurance	9,925,017	4,181,774	5,743,243	—
Materials	8,106,192	3,630,034	4,476,158	—
Media & Entertainment	3,002,093	628,921	2,373,172	—
Pharmaceuticals, Biotechnology & Life Sciences	12,327,914	8,733,350	3,594,564	—
Real Estate	13,109,553	9,136,143	3,956,105	17,305
Retailing	3,231,658	1,830,848	1,400,810	—
Semiconductors & Semiconductor Equipment	7,262,807	4,844,088	2,418,719	—
Software & Services	15,567,058	13,105,731	2,461,327	—
Technology Hardware & Equipment	2,700,384	580,278	2,120,106	—
Telecommunication Services	6,156,705	2,134,521	4,022,184	—
Transportation	3,933,918	2,312,519	1,621,399	—
Utilities	8,850,439	1,306,527	7,543,912	—
Convertible Preferred Stocks	846,594	846,594	—	—
Equity Linked Securities	32,578,298	—	32,578,298	—
Preferred Stocks	3,637,037	2,108,250	1,528,787	—
Short-Term Investments	7,680,017	3,792,236	3,887,781	—
Purchased Options	202,950	202,950	—	—
Foreign Currency Contracts(2)	245,374	—	245,374	—
Futures Contracts(2)	245,979	245,979	—	—
Total	$ 669,436,326	$ 111,924,791	$ 557,494,230	$ 17,305
Liabilities
Foreign Currency Contracts(2)	$ (1,113)	$ —	$ (1,113)	$ —
Futures Contracts(2)	(19,638)	(19,638)	—	—
Total	$ (20,751)	$ (19,638)	$ (1,113)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
150

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5%
	Alabama - 2.9%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth Rev 5.00%, 09/01/2034	$ 1,402,999
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,568,613
	Black Belt Energy Gas Dist, AL, Rev
1,250,000	4.00%, 12/01/2023	1,253,847
1,570,000	4.00%, 12/01/2024	1,577,085
2,955,000	4.00%, 12/01/2025	2,970,387
10,000,000	5.25%, 02/01/2053(1)	10,725,105
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,202,662
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	2,738,345
	Lower Alabama Gas Dist, Rev
6,915,000	4.00%, 12/01/2050(1)	6,946,300
3,000,000	5.00%, 09/01/2028	3,184,581
4,000,000	5.00%, 09/01/2031	4,331,310
2,940,000	Southeast Alabama Gas Supply Dist Rev 4.00%, 06/01/2049(1)	2,946,556
2,165,000	Southeast Energy Auth, AL, Cooperative Dist Rev 5.50%, 01/01/2053(1)	2,356,881
	State of Alabama, Docks Department Rev, (AGM Insured)
230,000	5.00%, 10/01/2024	237,160
1,000,000	5.00%, 10/01/2032	1,067,870
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,068,330
1,250,000	5.00%, 11/01/2026	1,366,750
1,620,000	5.00%, 11/01/2027	1,810,527
		50,755,308
	Alaska - 0.4%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,065,176
1,000,000	5.00%, 09/01/2026	1,032,090
	Northern, AK, Tobacco Securitization Corp. Rev
1,385,000	4.00%, 06/01/2036	1,386,072
2,255,000	4.00%, 06/01/2038	2,222,883
		6,706,221
	Arizona - 0.4%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. Rev 4.00%, 07/01/2038	1,984,851
1,965,000	Maricopa County, AZ, Industrial Dev Auth Rev 4.00%, 10/15/2047(2)	1,660,767
42,000	Sundance, AZ, Community Facs Dist Rev 7.13%, 07/01/2027(2)	41,739
2,870,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	2,503,045
		6,190,402
	California - 6.4%
	Alameda County Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	500,299
1,000,000	4.00%, 08/01/2036	1,036,513
7,960,000	Bay Area Toll Auth, CA, Rev 1.96%, 04/01/2056(3)	7,738,928
	California Community Choice Financing Auth Rev
4,790,000	4.00%, 10/01/2052(1)	4,861,067
3,020,000	5.00%, 12/01/2053(1)	3,224,283
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	California - 6.4% - (continued)
	California County, CA, Tobacco Securitization Agency Rev
$ 150,000	5.00%, 06/01/2030	$ 164,735
300,000	5.00%, 06/01/2032	328,454
500,000	5.00%, 06/01/2033	545,735
	California Enterprise Dev Auth Rev
1,250,000	5.00%, 08/01/2035	1,332,782
1,075,000	5.00%, 08/01/2055	1,094,153
	California Municipal Finance Auth Rev
4,150,000	4.00%, 10/01/2046	4,094,554
1,000,000	4.00%, 10/01/2049	978,550
775,000	5.00%, 05/15/2028	852,819
800,000	5.00%, 05/15/2031	908,400
	California Public Finance Auth Rev
1,195,000	2.38%, 11/15/2028(2)	1,125,103
1,000,000	3.13%, 05/15/2029(2)	896,866
	California State Health Facs Finance Auth Rev
5,155,000	4.00%, 08/15/2040	5,302,719
1,000,000	5.00%, 02/01/2029	1,092,165
	California State, GO Taxable
2,315,000	4.00%, 11/01/2041	2,335,092
3,000,000	5.00%, 08/01/2029	3,285,552
5,000,000	5.00%, 04/01/2042	5,417,475
700,000	City of Fontana, CA, 4.00%, 09/01/2051	621,012
	City of Los Angeles, CA, Department of Airports Rev
6,570,000	3.00%, 05/15/2039	5,859,208
4,000,000	4.00%, 05/15/2035	4,203,594
1,000,000	5.00%, 05/15/2029	1,093,857
	Elk Grove, CA, Finance Auth, (BAM Insured)
315,000	5.00%, 09/01/2031	337,195
910,000	5.00%, 09/01/2032	973,349
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(4)	1,935,132
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	6,037,789
	Hemet, CA, Unified School Dist Financing Auth
1,440,000	5.00%, 09/01/2030	1,490,499
1,535,000	5.00%, 09/01/2031	1,588,061
	Inglewood, CA, Redev Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,103,324
1,000,000	5.00%, 05/01/2029	1,105,865
5,225,000	Long Beach, CA, Finance Auth Natural Gas Rev 4.54%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(3)	5,139,827
2,500,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	2,669,457
2,755,000	Los Angeles, CA, Unified School Dist, GO 5.00%, 07/01/2025	2,941,070
3,710,000	Northern California Energy Auth Rev 4.00%, 07/01/2049(1)	3,732,059
	Orange County, CA, Community Facs Dist
980,000	5.00%, 08/15/2034	1,018,804
1,000,000	5.00%, 08/15/2036	1,040,956
2,500,000	5.00%, 08/15/2041	2,576,023
1,000,000	Rancho Cucamonga, CA, Redev Agency Successor Agency, (AGM Insured) 5.00%, 09/01/2029	1,041,636
2,000,000	Romoland, CA, School Dist 5.00%, 09/01/2048	2,048,997
50,000	San Diego, CA, Redev Agency Successor Agency Rev 5.25%, 09/01/2026	50,123
	San Diego, CA, United School Dist, GO

151

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	California - 6.4% - (continued)
$ 805,000	4.00%, 07/01/2034	$ 830,108
865,000	4.00%, 07/01/2035	886,784
	San Joaquin Hills, CA, Transportation Corridor Agency Rev
4,382,000	4.00%, 01/15/2034	4,659,285
2,665,000	5.00%, 01/15/2033	3,061,735
	Santa Margarita, CA, Water Dist
475,000	5.00%, 09/01/2023	480,136
480,000	5.00%, 09/01/2024	485,248
480,000	5.00%, 09/01/2025	485,573
2,065,000	5.00%, 09/01/2028	2,132,555
1,500,000	Stockton, CA, Redev Agency, (AGM Insured) 5.00%, 09/01/2029	1,630,263
		110,375,768
	Colorado - 2.5%
1,655,000	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured) 5.50%, 12/01/2034	1,927,912
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2032	8,761,814
1,000,000	5.00%, 12/01/2034	1,160,318
1,575,000	5.00%, 12/01/2036	1,802,707
1,500,000	5.00%, 11/15/2039	1,724,141
750,000	5.00%, 11/15/2042	844,877
2,475,000	5.75%, 11/15/2039	2,933,352
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,190,420
3,150,000	5.00%, 11/01/2040	3,373,931
6,665,000	5.00%, 08/01/2044	6,938,429
1,000,000	5.25%, 11/01/2039	1,094,254
1,470,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2031	1,531,618
3,650,000	E-470 Public Highway, CO, Auth Rev 3.23%, 09/01/2039, 3 mo. USD SOFR + 0.350%(3)	3,634,409
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,117,033
1,195,000	5.00%, 12/01/2033	1,330,398
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,149,241
1,590,000	University of Colorado, Rev 2.00%, 06/01/2051(1)	1,557,963
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	234,511
125,000	5.00%, 12/15/2025	133,801
50,000	5.00%, 12/15/2026	53,880
225,000	5.00%, 12/15/2030	242,390
160,000	5.00%, 12/15/2032	172,189
		43,909,588
	Connecticut - 2.4%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	6,921,686
	Connecticut Housing Finance Auth Rev
3,955,000	3.00%, 11/15/2050	3,902,119
15,000	4.00%, 11/15/2044	15,026
235,000	4.00%, 11/15/2045	235,787
3,300,000	4.00%, 05/15/2047	3,335,715
	Connecticut State Health & Educational Facs Auth Rev
9,290,000	1.10%, 07/01/2049(1)	8,869,601
4,285,000	2.80%, 07/01/2048(1)(5)	4,279,111
650,000	5.00%, 07/01/2029	734,715
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Connecticut - 2.4% - (continued)
$ 145,000	5.00%, 07/01/2031	$ 165,460
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,009,427
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,689,967
	State of Connecticut, GO
250,000	5.00%, 03/15/2024	257,273
1,450,000	5.00%, 03/15/2025	1,529,851
750,000	5.00%, 05/15/2025	794,817
2,425,000	5.00%, 06/15/2026	2,643,829
2,500,000	5.00%, 04/15/2029	2,769,515
620,000	State of Connecticut, Rev 5.00%, 05/01/2033	725,250
		40,879,149
	Delaware - 0.1%
	Delaware River & Bay Auth Rev
675,000	5.00%, 01/01/2028	762,781
400,000	5.00%, 01/01/2030	470,682
		1,233,463
	District of Columbia - 0.3%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	705,632
270,000	5.00%, 07/01/2037	251,326
	Metropolitan Washington, DC, Airports Auth Aviation Rev
755,000	5.00%, 10/01/2028	839,438
3,000,000	5.00%, 10/01/2033	3,371,921
		5,168,317
	Florida - 5.0%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,098,329
1,250,000	5.00%, 10/01/2024	1,291,589
2,830,000	5.00%, 09/01/2028	3,234,900
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,357,939
1,000,000	5.00%, 10/01/2028	1,034,800
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2048	1,387,550
	City of Pompano Beach, FL, Rev
1,490,000	1.45%, 01/01/2027	1,319,180
3,600,000	2.00%, 01/01/2029	3,062,842
	City of Port St. Lucie, FL, Special Assessment Rev
3,000,000	4.00%, 07/01/2028	3,148,670
3,000,000	4.00%, 07/01/2029	3,146,700
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	592,156
1,000,000	0.00%, 09/01/2038(4)	535,715
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2045	1,962,169
	Florida Dev Finance Corp. Rev
6,330,000	2.90%, 12/01/2056(1)	6,326,184
350,000	5.00%, 04/01/2023	351,386
500,000	5.00%, 04/01/2024	514,260
200,000	5.00%, 04/01/2025	208,459
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	3,625,697
4,000,000	Greater Orlando, FL, Aviation Auth Rev 5.00%, 10/01/2031	4,472,525
55,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039(6)	30,250
1,000,000	Manatee County, FL, School Dist Rev, (AGM Insured) 5.00%, 10/01/2030	1,095,245

152

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Florida - 5.0% - (continued)
$ 1,000,000	Miami Beach, FL, Redev Agency 5.00%, 02/01/2026	$ 1,023,879
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,001,722
530,000	5.00%, 10/01/2027	546,740
2,000,000	5.00%, 10/01/2033	2,054,032
2,195,000	5.00%, 10/01/2038(5)	2,401,369
	Orange County, FL, Convention Center/Orlando Rev
1,000,000	5.00%, 10/01/2024	1,041,893
1,520,000	5.00%, 10/01/2025	1,621,207
	Orange County, FL, Health Facs Auth Rev
1,190,000	5.00%, 08/01/2024	1,236,752
1,280,000	5.00%, 08/01/2025	1,330,288
1,350,000	5.00%, 08/01/2026	1,403,038
1,000,000	5.00%, 10/01/2038(5)	1,114,059
8,075,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(1)	7,023,734
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(4)	889,979
1,000,000	0.00%, 10/01/2032(4)	637,322
	Polk County, FL, Industrial Dev Auth Rev
1,750,000	5.00%, 01/01/2039	1,668,620
4,850,000	5.00%, 01/01/2055	4,295,061
1,150,000	Putnam County, FL, Dev Auth Rev 5.00%, 03/15/2042	1,248,963
3,330,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	3,147,473
1,000,000	St. Johns County, FL, Industrial Dev Auth Rev 4.00%, 12/15/2050	742,703
840,000	Village Community, FL, Dev Dist No. 13 2.55%, 05/01/2031	726,040
8,175,000	Village Community, FL, Dev Dist No. 14 4.75%, 05/01/2032	8,240,167
	Volusia County, FL, Educational Facs Auth Rev
60,000	4.00%, 10/15/2035	61,441
55,000	4.00%, 10/15/2036	55,947
750,000	4.00%, 10/15/2037	759,303
750,000	4.00%, 10/15/2038	756,275
		85,824,552
	Georgia - 3.8%
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(1)	4,764,771
2,665,000	2.25%, 10/01/2032(1)	2,653,637
4,450,000	3.00%, 11/01/2045(1)	4,450,000
3,645,000	County of Monroe, GA, Dev Auth Rev 1.00%, 07/01/2049(1)	3,267,932
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,109,623
1,250,000	4.00%, 12/01/2025	1,265,557
2,150,000	4.00%, 08/01/2049(1)	2,164,137
5,915,000	4.00%, 05/01/2052(1)	5,926,591
18,245,000	4.00%, 07/01/2052(1)	18,595,676
4,165,000	5.00%, 05/15/2032	4,423,396
	Municipal Electric Auth, GA, Rev
1,100,000	4.00%, 01/01/2051	1,027,407
1,075,000	5.00%, 01/01/2024	1,076,587
4,595,000	5.00%, 01/01/2028	4,924,408
1,825,000	5.00%, 01/01/2028	1,971,292
740,000	5.00%, 01/01/2031	854,065
1,100,000	5.00%, 01/01/2032	1,263,633
515,000	5.00%, 01/01/2033	588,139
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Georgia - 3.8% - (continued)
$ 3,130,000	5.00%, 07/01/2052	$ 3,258,371
1,700,000	5.00%, 01/01/2056	1,742,071
		65,327,293
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	1,416,305
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth Rev 4.00%, 03/01/2046	4,736,850
	Illinois - 12.9%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(4)	500,136
765,000	0.00%, 01/01/2027(4)	680,686
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(4)	2,268,497
3,495,000	4.00%, 12/01/2047	3,065,546
600,000	5.00%, 12/01/2023	606,193
1,000,000	5.00%, 12/01/2024	1,025,605
8,250,000	5.00%, 12/01/2031	8,782,212
2,440,000	5.00%, 12/01/2032	2,589,042
3,500,000	5.00%, 12/01/2034	3,608,687
1,510,000	5.00%, 12/01/2042	1,506,882
3,760,000	5.00%, 12/01/2046	3,745,419
	Chicago, IL, Board of Education, Rev
1,000,000	5.00%, 04/01/2046	1,006,193
715,000	6.00%, 04/01/2046	749,202
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
1,000,000	4.00%, 12/01/2051	967,693
1,635,000	5.00%, 12/01/2025	1,761,661
4,350,000	Chicago, IL, O'Hare International Airport Rev 4.50%, 01/01/2048	4,379,252
	Chicago, IL, Transit Auth Rev
1,000,000	4.00%, 12/01/2050	931,249
1,250,000	4.00%, 12/01/2055	1,152,466
415,000	5.00%, 06/01/2025	433,962
8,250,000	5.00%, 12/01/2046	8,507,817
1,000,000	5.00%, 12/01/2052	1,056,859
1,000,000	5.00%, 12/01/2055	1,044,646
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(4)	294,656
2,000,000	5.00%, 01/01/2024	2,024,464
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,028,563
2,500,000	5.00%, 01/01/2029	2,567,876
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	135,253
1,000,000	5.00%, 11/01/2027	1,066,485
1,020,000	5.00%, 11/01/2028	1,051,649
1,205,000	5.00%, 11/01/2029	1,214,302
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,617,019
	Cook County, IL, Community High School Dist No. 212 Leyden Rev, (BAM Insured)
1,775,000	5.00%, 12/01/2026	1,852,225
310,000	5.00%, 12/01/2027	322,921
1,000,000	5.00%, 12/01/2034	1,035,863
	Cook County, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,154,962
1,690,000	5.00%, 11/15/2031	1,921,673

153

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Illinois - 12.9% - (continued)
	County of Cook, IL, GO
$ 3,100,000	4.00%, 11/15/2025	$ 3,222,896
2,970,000	4.00%, 11/15/2026	3,132,905
1,000,000	5.00%, 11/15/2026	1,083,780
4,300,000	5.00%, 11/15/2027	4,660,254
5,445,000	Illinois Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 08/01/2048	5,509,591
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,015,451
1,000,000	5.00%, 11/15/2023	1,017,597
700,000	5.00%, 10/01/2028	754,837
1,000,000	5.00%, 11/15/2028	1,055,279
2,650,000	5.00%, 11/15/2031	2,768,467
2,500,000	5.00%, 11/15/2033	2,594,278
2,135,000	5.00%, 11/15/2034	2,226,606
1,045,000	5.00%, 08/15/2035	1,193,056
3,035,000	5.00%, 05/15/2050(1)	3,113,391
1,000,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 01/01/2027	1,006,591
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,269,230
1,700,000	5.00%, 01/01/2034	1,724,711
1,700,000	5.00%, 01/01/2035	1,737,926
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	1,945,496
2,000,000	5.00%, 01/01/2029	2,201,620
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,205,066
4,000,000	5.00%, 02/01/2026	4,292,769
1,665,000	5.00%, 02/01/2034	1,772,954
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
4,000,000	0.00%, 12/15/2024(4)	3,765,566
2,000,000	0.00%, 06/15/2027(4)	1,737,215
3,895,000	0.00%, 12/15/2042(4)(7)	2,416,023
2,980,000	4.00%, 12/15/2042	2,787,310
1,000,000	5.00%, 12/15/2035	1,022,426
	Railsplitter, IL, Tobacco Settlement Auth Rev
1,000,000	5.00%, 06/01/2026	1,078,840
1,940,000	5.00%, 06/01/2027	2,092,681
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	648,103
6,010,000	6.00%, 07/01/2024	6,201,321
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,045,969
7,900,000	5.00%, 01/01/2026	8,432,646
2,560,000	5.00%, 01/01/2029	2,863,962
5,545,000	5.00%, 01/01/2030	6,264,113
2,775,000	5.00%, 01/01/2033	3,252,376
1,650,000	5.00%, 01/01/2036(5)	1,804,030
1,520,000	5.00%, 01/01/2037(5)	1,652,505
1,185,000	State of Illinois Sales Tax Rev 5.00%, 06/15/2024	1,191,647
	State of Illinois, GO
3,500,000	5.00%, 11/01/2024	3,624,805
4,785,000	5.00%, 11/01/2025	5,035,643
1,985,000	5.00%, 02/01/2026	2,023,193
2,000,000	5.00%, 10/01/2026	2,130,599
6,540,000	5.00%, 11/01/2026	6,974,015
1,250,000	5.00%, 02/01/2027	1,336,888
5,000,000	5.00%, 10/01/2027	5,384,153
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Illinois - 12.9% - (continued)
$ 2,715,000	5.00%, 11/01/2028	$ 2,912,063
1,215,000	5.00%, 03/01/2029	1,323,111
5,480,000	5.00%, 10/01/2031	5,996,314
950,000	5.00%, 05/01/2033	965,019
5,240,000	5.00%, 12/01/2034	5,526,206
3,460,000	5.00%, 03/01/2046	3,557,098
835,000	5.38%, 05/01/2023	840,271
3,780,000	5.50%, 03/01/2042	4,112,691
		223,161,369
	Indiana - 0.6%
1,935,371	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,761,640
1,335,000	Indiana Housing & Community Dev Auth Rev, (GNMA Insured) 3.25%, 07/01/2049	1,326,442
	Indiana Municipal Power Agency Rev
870,000	5.00%, 01/01/2033	975,420
180,000	5.00%, 01/01/2034	201,306
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,626,312
1,000,000	5.00%, 12/01/2029	1,045,596
	Indianapolis, IN, Local Public Improvement Bond Bank Rev
1,000,000	5.00%, 01/01/2029	1,016,610
1,000,000	5.00%, 01/01/2031	1,058,963
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(1)	2,001,931
		11,014,220
	Iowa - 0.4%
650,000	Iowa Student Loan Liquidity Corp. Rev 5.00%, 12/01/2024	671,196
6,115,000	State of Iowa Tobacco Settlement Auth Rev 4.00%, 06/01/2049	6,114,729
		6,785,925
	Kansas - 0.1%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,037,523
1,390,000	5.00%, 09/01/2028	1,474,010
		2,511,533
	Kentucky - 0.8%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,128,204
	Kentucky Bond Dev Corp. Rev
1,000,000	5.00%, 09/01/2032	1,127,828
1,100,000	5.00%, 09/01/2033	1,234,467
1,200,000	5.00%, 09/01/2034	1,339,203
1,025,000	5.00%, 09/01/2035	1,133,403
1,380,000	Kentucky Economic Dev Finance Auth Rev, (AGM Insured) 5.00%, 12/01/2047	1,380,536
4,000,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(1)	3,999,652
		14,343,293
	Louisiana - 1.2%
1,965,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(1)	1,733,529
975,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	995,085
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	977,386
1,155,000	6.00%, 11/15/2030	1,165,169

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Louisiana - 1.2% - (continued)
$ 1,750,000	6.00%, 11/15/2035	$ 1,749,810
	New Orleans, LA, Aviation Board Rev
750,000	5.00%, 01/01/2026	789,557
500,000	5.00%, 01/01/2027	535,397
1,250,000	5.00%, 01/01/2034	1,288,371
3,740,000	Parish of St. John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,538,631
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	1,951,664
1,220,000	5.00%, 01/01/2027	1,340,867
2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	2,144,673
2,975,000	State of Louisiana Gasoline & Fuels Tax Rev 3.51%, 05/01/2043, 3 mo. USD SOFR + 0.500%(3)	2,913,628
		21,123,767
	Maine - 0.2%
1,000,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2023	1,017,686
	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured)
535,000	5.00%, 07/01/2023	540,374
675,000	5.00%, 07/01/2024	698,048
1,505,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	1,526,244
		3,782,352
	Maryland - 0.1%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(2)	469,726
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,050,762
		2,520,488
	Massachusetts - 1.9%
1,000,000	Massachusetts Clean Water Trust Rev 5.00%, 02/01/2024	1,026,174
	Massachusetts Educational Financing Auth Rev
500,000	5.00%, 01/01/2025	516,628
1,030,000	5.00%, 07/01/2026	1,094,459
1,050,000	5.00%, 07/01/2027	1,133,955
1,125,000	5.00%, 07/01/2030	1,248,959
1,250,000	5.00%, 07/01/2031	1,402,739
	Massachusetts Housing Finance Agency Rev
500,000	3.10%, 06/01/2023	500,158
900,000	3.15%, 06/01/2023	900,283
400,000	3.25%, 06/01/2024	400,808
200,000	Massachusetts School Building Auth Rev 5.00%, 11/15/2030	220,131
	Massachusetts State Dev Finance Agency Rev
3,760,000	2.26%, 07/01/2049(2)(3)	3,708,846
1,000,000	4.00%, 10/01/2024(2)	1,006,365
1,000,000	4.00%, 10/01/2025(2)	1,008,769
635,000	4.00%, 10/01/2026(2)	641,446
165,000	4.00%, 07/15/2036	170,841
1,000,000	5.00%, 07/01/2025	1,053,509
1,720,000	5.00%, 07/01/2028	1,813,318
1,850,000	5.00%, 07/01/2029	1,966,552
3,350,000	5.00%, 07/01/2030	3,544,005
955,000	5.00%, 07/01/2031	1,015,525
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Massachusetts - 1.9% - (continued)
$ 2,760,000	5.00%, 07/01/2035	$ 2,867,765
1,500,000	5.00%, 07/15/2040	1,830,230
3,000,000	5.50%, 12/01/2052	3,295,224
		32,366,689
	Michigan - 1.9%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,417,094
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,386,701
	Michigan Finance Auth Rev
1,000,000	4.00%, 12/01/2047	977,460
1,000,000	5.00%, 07/01/2027	1,049,918
1,000,000	5.00%, 07/01/2028	1,049,918
1,000,000	5.00%, 07/01/2029	1,032,733
2,700,000	5.00%, 10/01/2030	2,794,735
2,555,000	5.00%, 06/01/2033	2,643,725
1,000,000	5.00%, 06/01/2034	1,034,726
915,000	5.00%, 11/01/2034	1,031,182
1,000,000	5.00%, 11/01/2035	1,117,672
1,000,000	5.00%, 11/01/2036	1,111,468
1,000,000	5.00%, 11/01/2038	1,102,242
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,097,443
	Michigan State Hospital Finance Auth Rev
1,505,000	4.00%, 11/15/2031	1,583,948
345,000	4.00%, 11/15/2032	360,748
2,075,000	5.00%, 11/15/2047	2,168,077
1,985,000	Michigan State Housing Dev Auth Rev 4.25%, 12/01/2049	2,022,265
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,597,612
370,000	State of Michigan Rev 5.00%, 03/15/2027	410,687
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,599,163
		33,589,517
	Minnesota - 1.4%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,219,094
1,940,761	Freddie Mac Multifamily Certificates, MN, Rev 2.54%, 06/25/2037	1,620,411
	Minneapolis-St. Paul, MN, Metropolitan Airports Commission Rev
1,000,000	5.00%, 01/01/2035	1,122,241
1,000,000	5.00%, 01/01/2036	1,108,385
1,000,000	5.00%, 01/01/2037	1,100,652
1,750,000	Minnesota Higher Education Facs Auth Rev 4.00%, 10/01/2046	1,741,927
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
280,000	1.45%, 07/01/2024	273,712
340,000	1.55%, 07/01/2025	327,950
4,425,000	3.00%, 01/01/2051	4,361,788
6,540,000	3.00%, 07/01/2052	6,434,678
4,165,000	3.00%, 07/01/2052	4,096,725
	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured)
315,000	4.00%, 02/01/2029	315,000
365,000	4.00%, 02/01/2030	365,000
750,000	4.00%, 02/01/2031	750,000
		24,837,563

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Mississippi - 0.4%
$ 1,600,000	State of Mississippi Gaming Tax Rev 5.00%, 10/15/2037	$ 1,724,911
	State of Mississippi Rev
1,000,000	5.00%, 10/15/2025	1,062,255
2,450,000	5.00%, 10/15/2029	2,589,025
1,000,000	5.00%, 10/15/2036	1,081,889
		6,458,080
	Missouri - 0.6%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	597,222
1,000,000	5.00%, 07/01/2047	1,049,306
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev 5.25%, 05/15/2042	4,832,502
2,655,000	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	2,635,946
1,255,000	St. Louis County, MO, Industrial Dev Auth Rev 5.00%, 09/01/2026	1,271,764
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(6)	260,000
		10,646,740
	Montana - 0.2%
1,380,000	Montana Board of Housing Rev 4.00%, 12/01/2043	1,391,082
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	2,679,586
		4,070,668
	Nebraska - 1.5%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,012,735
210,000	5.00%, 09/01/2025	217,840
3,325,000	5.00%, 09/01/2028	3,583,340
1,530,000	5.00%, 09/01/2033	1,704,206
3,890,000	5.00%, 09/01/2042	4,087,128
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
4,245,000	3.00%, 09/01/2045	4,182,223
7,720,000	3.00%, 09/01/2050	7,600,130
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	4,107,053
		26,494,655
	Nevada - 1.2%
	City of North Las Vegas, NV
455,000	4.50%, 06/01/2039	438,377
700,000	4.63%, 06/01/2043	667,551
945,000	4.63%, 06/01/2049	881,590
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	255,668
250,000	5.00%, 06/01/2026	265,266
240,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	234,121
	Clark County, NV, School Dist, GO
830,000	5.00%, 06/15/2026	891,679
1,000,000	5.00%, 06/15/2028	1,123,979
4,560,000	5.00%, 06/15/2029	5,271,718
1,900,000	5.00%, 06/15/2029	2,129,974
2,995,000	Las Vegas, NV, Convention & Visitors Auth Rev 5.00%, 07/01/2037	3,375,747
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,048,337
400,000	5.00%, 07/01/2031	412,755
365,000	5.00%, 07/01/2032	376,228
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Nevada - 1.2% - (continued)
$ 300,000	5.00%, 07/01/2033	$ 309,017
475,000	5.00%, 07/01/2034	488,344
750,000	5.00%, 07/01/2043	790,134
	Las Vegas, NV, Special Improvement Dist
260,000	5.00%, 06/01/2027	263,371
285,000	5.00%, 06/01/2028	288,447
500,000	5.00%, 06/01/2029	505,285
10,000	Nevada State, GO 5.00%, 03/01/2026	10,024
		21,027,612
	New Hampshire - 0.2%
1,320,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2041	1,139,555
1,715,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	1,871,491
		3,011,046
	New Jersey - 1.8%
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	697,018
	New Jersey Economic Dev Auth Rev
565,000	5.00%, 03/01/2023	565,818
1,200,000	5.00%, 06/15/2023	1,210,075
1,000,000	5.00%, 11/01/2032	1,175,683
1,500,000	5.00%, 11/01/2033	1,744,989
1,285,000	5.00%, 11/01/2034	1,474,293
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	822,133
	New Jersey Higher Education Student Assistance Auth Rev
1,420,000	5.00%, 12/01/2025	1,492,018
1,000,000	5.00%, 12/01/2026	1,071,171
	New Jersey Transportation Trust Fund Auth Rev, (AGM Insured)
5,000,000	0.00%, 12/15/2032(4)	3,560,247
1,000,000	5.00%, 12/15/2023	1,019,390
1,610,000	5.00%, 12/15/2024	1,678,606
1,000,000	5.00%, 06/15/2034	1,153,525
1,000,000	5.00%, 06/15/2035	1,139,899
	New Jersey Turnpike Auth Rev
3,365,000	4.00%, 01/01/2042	3,396,726
2,725,000	5.25%, 01/01/2026(7)	2,940,801
1,000,000	Newark, NJ, Board of Education, GO, (BAM Insured) 4.00%, 07/15/2034	1,055,023
2,000,000	State of New Jersey, GO 5.00%, 06/01/2027	2,123,645
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,102,012
		31,423,072
	New Mexico - 0.3%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	884,467
3,855,000	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	3,792,360
		4,676,827
	New York - 12.1%
2,750,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	2,567,326
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	795,049
4,900,000	5.00%, 08/01/2026	5,372,682
140,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	135,585

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	New York - 12.1% - (continued)
$ 7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(1)	$ 7,076,745
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(4)	315,533
1,000,000	5.00%, 11/15/2030	1,088,516
1,025,000	5.00%, 11/15/2032	1,121,514
4,000,000	5.00%, 11/15/2034(1)	4,089,388
845,000	5.00%, 11/15/2036	908,463
9,005,000	5.00%, 11/15/2045(1)	9,776,520
5,755,000	5.00%, 11/15/2052	5,871,219
1,335,000	New York City, NY, Housing Dev Corp. Rev 4.50%, 02/15/2048	1,316,159
	New York City, NY, Industrial Dev Agency Rev, (AGM Insured)
2,750,000	3.00%, 01/01/2039	2,369,474
1,180,000	5.00%, 03/01/2030	1,353,841
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,078,204
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
1,875,000	4.00%, 05/01/2035	1,978,005
3,000,000	4.00%, 11/01/2036	3,092,820
1,525,000	4.00%, 11/01/2037	1,558,730
3,460,000	4.00%, 05/01/2038	3,534,740
1,000,000	4.00%, 05/01/2039	1,016,752
2,345,000	5.00%, 11/01/2033	2,779,113
2,995,000	5.00%, 05/01/2036	3,361,728
3,335,000	New York City, NY, Water & Sewer System Rev 5.00%, 06/15/2044	3,718,795
	New York Liberty Dev Corp. Rev
2,370,000	0.95%, 11/15/2027	2,055,668
2,145,000	1.20%, 11/15/2028	1,829,855
2,035,000	3.00%, 02/15/2042	1,701,261
14,775,000	5.00%, 11/15/2044(2)	14,696,260
2,300,000	5.15%, 11/15/2034(2)	2,309,155
	New York State Dormitory Auth Rev
27,275,000	3.00%, 03/15/2041	23,379,475
2,500,000	5.00%, 03/15/2030	2,632,853
2,500,000	5.00%, 03/15/2033	2,727,512
3,800,000	5.00%, 03/15/2035	4,267,210
4,000,000	5.00%, 03/15/2043	4,243,380
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,007,406
	New York State Urban Dev Corp. Rev
15,000,000	4.00%, 03/15/2037	15,350,267
1,000,000	5.00%, 03/15/2026	1,003,072
	New York Transportation Dev Corp. Rev
1,350,000	5.00%, 12/01/2023	1,369,972
265,000	5.00%, 12/01/2025	277,926
1,000,000	5.00%, 12/01/2029	1,115,058
4,700,000	5.00%, 12/01/2030	5,220,995
1,000,000	5.00%, 12/01/2031	1,122,144
3,870,000	5.00%, 12/01/2033	4,249,576
1,000,000	5.00%, 12/01/2036	1,059,845
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,204,745
2,750,000	5.00%, 10/15/2025	2,836,315
1,000,000	5.00%, 10/15/2028	1,047,835
1,000,000	5.00%, 01/15/2036	1,127,267
1,125,000	5.00%, 01/15/2037	1,256,822
1,000,000	5.00%, 01/15/2038	1,108,596
4,500,000	5.00%, 11/01/2038	4,855,604
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	New York - 12.1% - (continued)
$ 1,455,000	5.00%, 08/01/2039	$ 1,598,202
2,250,000	5.00%, 11/01/2044	2,377,645
1,880,000	5.25%, 08/01/2040	2,118,497
	State of New York Mortgage Agency Rev
1,000,000	3.15%, 04/01/2024	1,001,571
1,330,000	3.25%, 10/01/2024	1,335,019
5,435,000	3.50%, 10/01/2032	5,390,725
170,000	3.50%, 10/01/2034	169,733
	Syracuse, NY, Industrial Dev Agency Rev
320,000	5.00%, 01/01/2029	272,936
2,635,000	5.00%, 01/01/2031	2,128,088
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,434,274
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(4)	987,768
4,000,000	5.00%, 11/15/2040	4,569,297
3,750,000	5.00%, 11/15/2041	4,253,256
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,097,912
	Westchester County, NY, Local Dev Rev
3,420,000	2.88%, 07/01/2026(2)	3,300,961
3,950,000	3.20%, 07/01/2028(2)	3,742,941
		209,111,800
	North Carolina - 0.8%
	North Carolina Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
2,825,000	3.00%, 07/01/2051	2,780,129
1,170,000	4.00%, 07/01/2047	1,178,952
	North Carolina Medical Care Commission Retirement Facs Rev
245,000	4.00%, 01/01/2026	236,815
565,000	5.00%, 01/01/2027	558,857
795,000	5.00%, 01/01/2028	783,752
275,000	5.00%, 01/01/2029	269,753
1,050,000	5.00%, 01/01/2039	952,259
3,670,000	5.00%, 01/01/2044	3,641,623
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,627,992
1,000,000	5.00%, 05/01/2030	1,080,375
		13,110,507
	North Dakota - 0.1%
2,420,000	North Dakota Housing Finance Agency Rev 4.25%, 07/01/2049	2,460,850
	Ohio - 3.2%
	Allen County, OH, Hospital Facs Rev
2,750,000	5.00%, 12/01/2029	3,155,668
380,000	5.00%, 12/01/2030	441,241
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,017,140
500,000	5.00%, 02/15/2025	523,838
300,000	5.00%, 02/15/2026	322,145
400,000	5.00%, 02/15/2027	438,259
	Buckeye, OH, Tobacco Settlement Finance Auth Rev
18,645,000	0.00%, 06/01/2057(4)	2,482,597
9,690,000	5.00%, 06/01/2055	9,239,584
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	484,154
5,605,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(1)	5,727,705

157

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Ohio - 3.2% - (continued)
	Ohio Higher Educational Facility Commission Rev
$ 3,200,000	5.00%, 07/01/2036(5)	$ 3,528,483
2,800,000	5.00%, 07/01/2037(5)	3,060,385
	Ohio Housing Finance Agency Rev
1,600,000	3.00%, 03/01/2052	1,576,568
2,050,000	3.25%, 09/01/2052	2,035,045
1,605,000	3.75%, 09/01/2050	1,619,368
4,150,000	4.50%, 03/01/2050	4,247,005
3,000,000	5.00%, 03/01/2052	3,168,921
5,000,000	5.75%, 03/01/2054	5,507,132
7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(2)	5,850,870
		54,426,108
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth Rev
935,000	5.25%, 08/15/2048	858,998
935,000	5.50%, 08/15/2057	896,102
		1,755,100
	Oregon - 2.9%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(7)	1,832,740
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Board Guaranty Insured)
2,500,000	0.00%, 06/15/2036(4)	1,465,100
405,000	0.00%, 06/15/2037(4)	225,500
500,000	0.00%, 06/15/2039(4)	252,472
8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(4)	3,841,137
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	3,059,403
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	405,132
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	615,116
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	442,927
2,500,000	Oregon Health & Science University Rev 4.00%, 07/01/2046	2,504,408
	Port of Portland, OR, Airport Rev
6,000,000	4.00%, 07/01/2035	6,083,453
4,000,000	4.00%, 07/01/2036	4,015,214
6,455,000	5.00%, 07/01/2029	7,223,820
1,000,000	5.00%, 07/01/2031	1,024,342
750,000	5.00%, 07/01/2032	767,948
2,800,000	5.00%, 07/01/2044	2,945,564
	Salem Hospital Facs Auth, OR, Rev
910,000	5.00%, 05/15/2038	911,187
720,000	5.00%, 05/15/2048	695,882
	State of Oregon Housing & Community Services Department Rev
4,075,000	4.50%, 01/01/2049	4,140,502
4,775,000	4.50%, 07/01/2049	4,856,850
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Oregon - 2.9% - (continued)
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured)
$ 1,500,000	0.00%, 06/15/2036(4)	$ 903,601
1,600,000	0.00%, 06/15/2037(4)	911,170
1,790,000	0.00%, 06/15/2038(4)	965,618
		50,089,086
	Pennsylvania - 3.5%
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,736,049
2,000,000	5.00%, 02/01/2034	2,232,708
1,555,000	5.00%, 02/01/2035	1,722,843
	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured)
1,000,000	4.00%, 07/01/2039	987,150
2,040,000	5.00%, 07/01/2036	2,269,565
2,415,000	5.00%, 07/01/2037	2,664,696
225,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	236,329
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,039,418
	Commonwealth Finance Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,482,906
125,000	5.00%, 06/01/2028	139,280
1,070,000	5.00%, 06/01/2029	1,191,031
145,000	5.00%, 06/01/2031	161,136
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	2,729,489
1,105,000	5.00%, 04/01/2029	1,258,957
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,644,735
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,216,283
	Lancaster County, PA, Hospital Auth Rev
635,000	5.00%, 07/01/2024	636,002
515,000	5.00%, 07/01/2025	515,789
	Lancaster County, PA, Industrial Dev Auth Rev
1,250,000	4.00%, 07/01/2051	977,518
1,750,000	4.00%, 07/01/2056	1,333,191
3,000,000	Montgomery County, PA, Higher Education and Health Auth Rev 5.00%, 05/01/2047	3,140,929
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,823,733
2,455,000	5.00%, 12/01/2046	2,457,813
	Pennsylvania Higher Educational Facs Auth Rev
1,500,000	5.00%, 05/01/2025	1,577,854
920,000	5.00%, 05/01/2032	995,483
	Pennsylvania Turnpike Commission Rev
500,000	5.00%, 12/01/2027	543,626
1,000,000	5.00%, 12/01/2029	1,098,961
755,000	5.00%, 12/01/2042	798,215
1,885,000	5.25%, 12/01/2052	2,097,362
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
2,000,000	5.00%, 09/01/2023	2,026,486
1,105,000	5.00%, 09/01/2025	1,170,648
1,100,000	5.00%, 09/01/2031	1,246,858
1,060,000	5.00%, 09/01/2032	1,199,300

158

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Pennsylvania - 3.5% - (continued)
	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured)
$ 195,000	5.00%, 09/01/2032	$ 224,802
950,000	5.00%, 09/01/2033	1,088,920
735,000	5.00%, 09/01/2034	835,168
	School Dist of Philadelphia, GO, (State Aid Withholding Insured)
1,200,000	5.00%, 09/01/2024	1,243,892
1,310,000	5.00%, 09/01/2025	1,387,827
1,000,000	5.00%, 09/01/2026	1,080,039
1,000,000	5.00%, 09/01/2027	1,097,212
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,568,229
		59,878,432
	Puerto Rico - 2.3%
19,135,754	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	20,042,630
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
6,331,000	0.00%, 07/01/2029(4)	4,737,021
10,000,000	4.33%, 07/01/2040	9,573,226
4,750,000	5.00%, 07/01/2058	4,679,931
		39,032,808
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp. Rev, (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	2,855,765
2,020,000	5.00%, 05/15/2028	2,237,454
	Rhode Island Student Loan Auth Rev
225,000	5.00%, 12/01/2027	245,251
1,000,000	5.00%, 12/01/2028	1,101,245
		6,439,715
	South Carolina - 1.7%
4,585,000	County of Lancaster, SC 0.00%, 11/01/2039(4)	920,944
	South Carolina Jobs-Economic Dev Auth Rev
4,355,000	5.00%, 05/01/2029	4,753,865
1,375,000	5.00%, 05/01/2048	1,423,093
1,000,000	5.25%, 08/01/2024	1,013,936
	South Carolina Port Auth Rev
1,420,000	4.00%, 07/01/2034	1,439,850
1,240,000	5.00%, 07/01/2029	1,376,213
1,100,000	5.00%, 07/01/2030	1,216,563
5,090,000	5.00%, 07/01/2031	5,582,485
1,000,000	5.00%, 07/01/2033	1,083,611
	South Carolina Public Service Auth Rev
3,000,000	4.00%, 12/01/2033	3,093,484
4,000,000	4.00%, 12/01/2037	4,004,162
1,000,000	5.00%, 12/01/2026	1,081,334
1,460,000	5.00%, 12/01/2031	1,651,275
1,400,000	5.00%, 12/01/2032	1,571,295
		30,212,110
	South Dakota - 0.7%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,120,613
835,000	3.50%, 11/01/2046	833,990
2,665,000	3.50%, 05/01/2051	2,668,223
2,110,000	3.75%, 11/01/2050	2,125,227
400,000	4.00%, 11/01/2047	403,141
1,435,000	6.00%, 05/01/2054(5)	1,602,940
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	South Dakota - 0.7% - (continued)
	South Dakota State Educational Enhancement Funding Corp. Rev
$ 1,395,000	5.00%, 06/01/2024	$ 1,406,486
2,000,000	5.00%, 06/01/2026	2,016,468
		12,177,088
	Tennessee - 0.7%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	926,512
2,940,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	3,317,638
	Metropolitan Pier & Exposition Auth, IL, Rev
1,000,000	5.50%, 07/01/2038	1,143,122
1,000,000	5.50%, 07/01/2039	1,137,852
570,000	Tennessee Energy Acquisition Corp. Rev 5.25%, 09/01/2026	594,267
	Tennessee Housing Dev Agency Rev
685,000	3.50%, 07/01/2045	684,767
1,895,000	3.50%, 01/01/2047	1,893,221
2,290,000	4.00%, 01/01/2049	2,313,452
		12,010,831
	Texas - 6.5%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
1,000,000	5.00%, 08/15/2027	1,037,928
2,505,000	5.00%, 08/15/2038	2,851,747
	Central Texas Regional Mobility Auth Rev
720,000	4.00%, 01/01/2037	742,012
1,000,000	5.00%, 01/01/2033	1,147,334
1,000,000	5.00%, 01/01/2036	1,119,799
1,000,000	5.00%, 01/01/2046	1,086,425
1,500,000	Central Texas Turnpike System Rev 5.00%, 08/15/2037	1,531,373
1,000,000	City of Arlington, TX, (AGM Insured) 5.00%, 02/15/2034	1,048,288
	City of Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	638,408
1,125,000	5.00%, 11/15/2028	1,207,494
560,000	5.00%, 11/15/2030	600,549
	City of Dallas, TX, Hotel Occupancy Tax Rev
2,015,000	4.00%, 08/15/2031	2,060,068
1,075,000	4.00%, 08/15/2033	1,093,606
1,250,000	4.00%, 08/15/2034	1,266,897
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
1,060,000	0.00%, 09/01/2025(4)	983,754
1,285,000	0.00%, 09/01/2030(4)	1,022,901
330,000	0.00%, 09/01/2033(4)	231,230
	City of San Antonio, TX, Electric & Gas Systems Rev
3,685,000	1.75%, 02/01/2049(1)	3,546,990
1,965,000	5.00%, 02/01/2024	2,014,077
1,085,000	5.00%, 02/01/2035	1,274,640
1,355,000	5.00%, 02/01/2038	1,539,113
2,550,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	2,426,602
	Clifton, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,066,063
1,050,000	4.00%, 08/15/2030	1,105,854
500,000	4.00%, 08/15/2031	525,851

159

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Texas - 6.5% - (continued)
$ 1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	$ 1,075,755
	Dallas-Fort Worth, TX, International Airport Rev
1,000,000	5.00%, 11/01/2023	1,018,366
1,000,000	5.00%, 11/01/2024	1,043,716
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,598,859
	Harris County - Houston, TX, Sports Auth Rev
2,640,000	5.00%, 11/15/2030	2,725,536
500,000	5.00%, 11/15/2032	514,887
2,950,000	5.00%, 11/15/2034	3,023,672
	Hidalgo County, TX, Regional Mobility Auth Rev
500,000	5.00%, 12/01/2034	530,898
1,000,000	5.00%, 12/01/2035	1,058,763
1,000,000	5.00%, 12/01/2036	1,056,042
	Kerrville, TX, Health Facs Dev Corp. Rev
1,300,000	5.00%, 08/15/2024	1,339,829
1,500,000	5.00%, 08/15/2035	1,551,407
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,620,803
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
1,935,000	4.00%, 11/01/2055	1,467,916
3,375,000	5.00%, 11/01/2031	3,173,204
1,000,000	5.00%, 11/01/2046	823,831
	North Texas Tollway Auth Rev
10,000,000	4.13%, 01/01/2040	10,148,200
1,000,000	5.00%, 01/01/2030	1,021,625
1,200,000	5.00%, 01/01/2035	1,270,983
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,051,281
	State of Texas, GO
20,530,000	1.70%, 06/01/2043(1)	20,530,000
1,500,000	4.00%, 08/01/2029	1,559,334
1,085,000	4.00%, 08/01/2030	1,126,524
2,575,000	Tarrant County, TX, Cultural Education Facs Rev 5.00%, 10/01/2034	2,604,952
	Texas Municipal Gas Acquisition & Supply Corp. Rev
6,900,000	5.00%, 12/15/2031	7,382,496
2,995,000	6.25%, 12/15/2026	3,183,000
1,755,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(4)	828,031
1,080,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	1,014,496
3,000,000	Waco, TX, Educational Finance Corp. Rev 4.00%, 03/01/2051	2,946,935
		111,460,344
	Utah - 0.1%
490,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	512,537
775,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	779,983
		1,292,520
	Vermont - 0.1%
	Vermont Housing Finance Agency Rev
325,000	4.00%, 11/01/2045	325,095
645,000	4.00%, 11/01/2046	646,177
940,000	4.00%, 05/01/2048	940,707
		1,911,979
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Virginia - 1.8%
$ 880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	$ 1,013,154
7,545,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(1)	7,331,399
1,875,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	1,995,193
	Virginia Small Business Financing Auth Rev
3,000,000	4.00%, 01/01/2035	3,024,907
1,250,000	4.00%, 07/01/2035	1,252,539
1,000,000	4.00%, 01/01/2036	993,066
1,100,000	4.00%, 01/01/2037	1,082,011
1,470,000	5.00%, 01/01/2027	1,564,014
3,490,000	5.00%, 07/01/2034	3,839,806
5,000,000	5.00%, 01/01/2036	5,391,363
2,820,000	5.00%, 12/31/2047	2,928,017
		30,415,469
	Washington - 0.5%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 Rev, (NATL Insured) 0.00%, 06/01/2028(4)	1,768,315
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,200,242
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	817,244
2,000,000	5.00%, 03/01/2029	2,074,665
1,400,000	Washington State Housing Finance Commission Rev 5.00%, 01/01/2049(2)	1,122,144
		8,982,610
	West Virginia - 0.8%
	West Virginia Economic Dev Auth Rev
1,555,000	2.55%, 03/01/2040(1)	1,534,500
13,000,000	3.75%, 12/01/2042(1)	13,024,015
		14,558,515
	Wisconsin - 3.9%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,820,814
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,649,134
1,375,000	4.00%, 01/01/2042	1,275,733
2,550,000	4.00%, 07/01/2046	2,185,162
1,095,000	4.00%, 01/01/2047	984,710
1,530,000	4.00%, 07/01/2050	1,399,532
2,165,000	4.00%, 10/01/2051	1,701,695
1,005,000	5.00%, 09/01/2025(2)	1,002,316
2,940,000	5.00%, 07/01/2035	3,158,345
1,050,000	5.00%, 07/01/2036	1,120,582
2,875,000	5.00%, 10/01/2043(2)	2,555,531
2,340,000	5.00%, 10/01/2044	2,423,856
5,795,000	5.00%, 02/01/2052	5,629,860
2,015,000	5.00%, 10/01/2053(2)	1,706,586
3,275,000	5.00%, 02/01/2062	3,129,625
	University of Wisconsin Hospitals & Clinics Rev
1,060,000	4.00%, 04/01/2036	1,089,807
1,595,000	4.00%, 04/01/2039	1,611,461
1,350,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2031(4)	990,410
	Wisconsin Health & Educational Facs Auth Rev
7,415,000	1.84%, 08/15/2054(3)	7,161,566
1,100,000	4.00%, 01/01/2047	839,704
1,200,000	4.00%, 08/15/2051	985,511
1,700,000	4.00%, 08/15/2055	1,370,186
1,670,000	4.00%, 01/01/2057	1,199,429

160

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
	Wisconsin - 3.9% - (continued)
$ 3,000,000	5.00%, 11/15/2027		$ 3,109,030
1,700,000	5.00%, 12/01/2028		1,767,751
7,275,000	5.00%, 11/01/2039		6,463,004
1,000,000	5.00%, 11/01/2054		810,756
1,205,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(1)		1,136,298
			67,278,394
	Wyoming - 0.0%
625,000	Wyoming Community Dev Auth Rev 4.00%, 12/01/2046		629,927
	Total Municipal Bonds (cost $1,693,803,937)		$ 1,633,602,825
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	FHLMC - 0.2%
2,880,184	3.15%, 10/15/2036		$ 2,555,407
	Total U.S. Government Agencies (cost $2,934,956)		$ 2,555,407
	Total Long-Term Investments (cost $1,696,738,893)		$ 1,636,158,232
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
20,548,368	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $20,550,811; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $20,959,349		$ 20,548,368
	Total Short-Term Investments (cost $20,548,368)		$ 20,548,368
	Total Investments (cost $1,717,287,261)	95.9%	$ 1,656,706,600
	Other Assets and Liabilities	4.1%	71,584,775
	Total Net Assets	100.0%	$ 1,728,291,375
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $47,080,512, representing 2.7% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $19,392,315 at January 31, 2023.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,633,602,825	$ —	$ 1,633,602,825	$ —
U.S. Government Agencies	2,555,407	—	2,555,407	—
Short-Term Investments	20,548,368	—	20,548,368	—
Total	$ 1,656,706,600	$ —	$ 1,656,706,600	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
161

Hartford Municipal Short Duration Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1%
	Alabama - 3.6%
	Black Belt Energy Gas Dist, AL, Rev
$ 400,000	5.25%, 12/01/2027	$ 424,731
300,000	5.25%, 12/01/2028	323,545
500,000	Lower Alabama Gas Dist, Rev 5.00%, 09/01/2028	530,763
250,000	State of Alabama, Docks Department Rev, (AGM Insured) 5.00%, 10/01/2024	257,782
350,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2024	364,811
		1,901,632
	Alaska - 0.0%
15,000	Northern, AK, Tobacco Securitization Corp. Rev 0.50%, 06/01/2031	14,907
	Arizona - 0.4%
215,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 12/01/2023	213,829
	California - 5.3%
130,000	Bay Area Toll Auth, CA, Rev 1.96%, 04/01/2056(1)	126,390
	California Community Choice Financing Auth Rev
400,000	4.00%, 08/01/2025	407,196
95,000	5.00%, 12/01/2053(2)	101,426
200,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2025	207,989
40,000	California Public Finance Auth Rev 2.38%, 11/15/2028(3)	37,660
500,000	California State, GO 5.00%, 10/01/2024	522,618
10,000	Cathedral City, CA, Redev Agency Successor Agency 4.00%, 08/01/2023	10,057
	City of Fontana, CA
100,000	3.00%, 09/01/2025	98,432
125,000	4.00%, 09/01/2026	127,582
120,000	4.00%, 09/01/2027	123,092
300,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2027	335,591
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	107,149
500,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	533,892
75,000	Roseville, CA, Natural Gas Financing Auth Rev 5.00%, 02/15/2023	75,045
		2,814,119
	Colorado - 1.3%
200,000	Colorado Health Facs Auth Rev 5.00%, 11/01/2028	222,327
70,000	E-470 Public Highway, CO, Auth Rev 3.23%, 09/01/2039, 3 mo. USD SOFR + 0.350%(1)	69,701
	Regional, CO, Transportation Dist Rev
325,000	5.00%, 01/15/2025	334,801
60,000	5.00%, 07/15/2025	62,298
30,000	University of Colorado, Rev 2.00%, 06/01/2051(2)	29,396
		718,523
	Connecticut - 1.0%
100,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	101,082
	Connecticut State Health & Educational Facs Auth Rev
230,000	1.10%, 07/01/2049(2)	219,592
180,000	2.80%, 07/01/2048(2)	179,753
50,000	5.00%, 07/01/2023	50,475
		550,902
	Florida - 4.4%
250,000	Alachua County, FL, Health Facs Auth Rev 4.00%, 12/01/2023	252,427
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Florida - 4.4% - (continued)
$ 175,000	Capital Projects, FL, Finance Auth Rev 5.00%, 10/01/2024	$ 178,318
60,000	City of Pompano Beach, FL, Rev 1.45%, 01/01/2027	53,121
	Florida Dev Finance Corp. Rev
170,000	2.90%, 12/01/2056(2)	169,897
115,000	5.00%, 04/01/2023	115,455
125,000	5.00%, 04/01/2025	130,287
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	51,664
360,000	Miami-Dade County, FL, Expressway Auth Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	372,598
250,000	Orange County, FL, Convention Center/Orlando Rev 5.00%, 10/01/2023	254,112
135,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	138,860
135,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	127,600
145,000	St. Johns County, FL, Industrial Dev Auth Rev 4.00%, 12/15/2024	142,892
	Village Community, FL, Dev Dist No. 13
100,000	1.80%, 05/01/2026	92,725
245,000	2.63%, 05/01/2024	240,262
		2,320,218
	Georgia - 2.7%
100,000	Burke County, GA, Dev Auth Rev 3.00%, 11/01/2045(2)	100,000
	Main Street Natural Gas, Inc., GA, Rev
65,000	4.00%, 12/01/2023	65,380
50,000	4.00%, 08/01/2049(2)	50,329
855,000	4.00%, 03/01/2050(2)	860,136
	Municipal Electric Auth, GA, Rev
140,000	5.00%, 01/01/2024	142,664
100,000	5.00%, 07/01/2025	105,135
100,000	5.00%, 07/01/2029	114,232
		1,437,876
	Idaho - 0.2%
100,000	Idaho Health Facs Auth Rev 5.00%, 03/01/2027	109,178
	Illinois - 11.9%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	37,746
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	326,024
	Chicago, IL, Board of Education, GO, (NATL Insured)
150,000	0.00%, 12/01/2024(4)	141,123
110,000	5.50%, 12/01/2026	114,823
80,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.00%, 12/01/2024	83,715
210,000	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured) 0.00%, 01/01/2024(4)	204,173
150,000	City of Decatur, IL, GO, (AGM Insured) 5.00%, 03/01/2023	150,223
	Illinois State Finance Auth Rev
45,000	5.00%, 10/01/2023	45,695
295,000	5.00%, 11/15/2023	300,191
75,000	5.00%, 05/15/2050(2)	76,937
85,000	Illinois State Toll Highway Auth Rev 5.00%, 01/01/2037	88,144
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	109,238
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(4)	212,400
205,000	5.00%, 02/01/2027	224,017

162

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Illinois - 11.9% - (continued)
	Metropolitan Pier & Exposition Auth, IL, Rev
$ 100,000	5.00%, 07/01/2026	$ 106,593
50,000	5.50%, 12/15/2023	50,721
200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	219,012
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2024	153,223
1,040,000	5.00%, 01/01/2026	1,110,120
70,000	5.00%, 06/15/2026	73,538
120,000	5.00%, 01/01/2027	130,342
400,000	5.00%, 06/15/2027	419,332
	State of Illinois, GO
100,000	5.00%, 10/01/2023	101,449
440,000	5.00%, 03/01/2024	450,062
300,000	5.00%, 11/01/2025	315,714
250,000	5.00%, 03/01/2026	264,332
740,000	5.00%, 11/01/2028	793,711
		6,302,598
	Indiana - 1.5%
250,000	Crown Point, IN, Multi School Building Corp. Rev 5.00%, 07/15/2024	259,108
500,000	Indianapolis, IN, Local Public Improvement Bond Bank Rev 5.00%, 01/01/2027	537,692
		796,800
	Kentucky - 0.4%
40,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2023	40,553
200,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(2)	199,983
		240,536
	Louisiana - 0.5%
170,000	Parish of St. John the Baptist, LA, Rev 2.13%, 06/01/2037(2)	166,525
100,000	State of Louisiana Gasoline & Fuels Tax Rev 3.51%, 05/01/2043, 3 mo. USD SOFR + 0.500%(1)	97,937
		264,462
	Maine - 0.5%
250,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2025	264,038
	Maryland - 0.4%
195,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	191,520
	Massachusetts - 2.3%
	Massachusetts Educational Financing Auth Rev
80,000	5.00%, 07/01/2023	80,737
80,000	5.00%, 07/01/2024	82,158
	Massachusetts State Dev Finance Agency Rev
100,000	2.26%, 07/01/2049(1)(3)	98,639
150,000	5.00%, 07/01/2024	154,361
770,000	5.00%, 07/01/2025	808,854
		1,224,749
	Michigan - 0.5%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	254,599
	Minnesota - 1.6%
400,000	Minnesota Housing Finance Agency GO 5.00%, 09/01/2024	416,846
445,000	Minnesota Housing Finance Agency Rev 3.00%, 01/01/2051	438,643
		855,489
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Mississippi - 0.6%
$ 280,000	State of Mississippi Gaming Tax Rev 5.00%, 10/15/2026	$ 298,655
	Missouri - 0.4%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	50,409
150,000	St. Louis County, MO, Industrial Dev Auth Rev 5.00%, 09/01/2023	150,343
		200,752
	Nebraska - 2.1%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(2)	374,712
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
185,000	3.00%, 03/01/2052	181,645
115,000	4.00%, 09/01/2048	116,130
300,000	Nebraska Public Power Dist Rev 5.00%, 01/01/2026	322,326
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(2)	95,513
		1,090,326
	Nevada - 1.1%
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	154,093
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(3)	24,387
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	106,023
270,000	5.00%, 06/15/2026	293,631
		578,134
	New Hampshire - 0.4%
220,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2024	219,564
	New Jersey - 3.3%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	197,736
	New Jersey Economic Dev Auth Rev
75,000	5.00%, 06/15/2023	75,630
100,000	5.00%, 11/01/2028	112,403
140,000	New Jersey Educational Facs Auth Rev 5.00%, 07/01/2024	143,151
	New Jersey Transportation Trust Fund Auth Rev
415,000	0.00%, 12/15/2026(4)	369,177
60,000	5.00%, 12/15/2023	61,163
40,000	5.00%, 12/15/2024	41,704
300,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	323,758
105,000	Newark, NJ, Board of Education, GO 5.00%, 07/15/2024	108,490
100,000	State of New Jersey, GO 5.00%, 06/01/2025	106,055
	Tobacco Settlement Financing Corp., NJ, Rev
125,000	5.00%, 06/01/2023	125,920
70,000	5.00%, 06/01/2025	72,636
		1,737,823
	New Mexico - 1.9%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
255,000	3.00%, 07/01/2052	250,695
290,000	3.00%, 03/01/2053	286,453
45,000	3.75%, 03/01/2048	45,228
340,000	3.75%, 01/01/2050	342,559
80,000	4.00%, 01/01/2049	80,848
		1,005,783

163

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	New York - 10.4%
$ 55,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	$ 51,346
	City of New York, NY, GO
2,000,000	1.25%, 03/01/2040(2)	2,000,000
755,000	5.00%, 08/01/2024	784,403
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	277,439
150,000	5.00%, 11/15/2027	158,026
500,000	5.00%, 11/15/2034(2)	511,174
180,000	New York Liberty Dev Corp. Rev 0.95%, 11/15/2027	156,127
450,000	New York State Dormitory Auth Rev 5.00%, 03/15/2026	480,721
	New York Transportation Dev Corp. Rev
310,000	5.00%, 12/01/2025	328,467
200,000	5.00%, 12/01/2026	212,521
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	579,837
		5,540,061
	North Carolina - 3.8%
2,000,000	North Carolina Medical Care Commission Retirement Facs Rev 1.65%, 11/01/2034(2)	2,000,000
	North Dakota - 1.0%
	North Dakota Housing Finance Agency Rev
45,000	3.50%, 07/01/2046	44,954
505,000	3.75%, 07/01/2050	508,442
		553,396
	Ohio - 4.7%
425,000	Allen County, OH, Hospital Facs Rev 5.00%, 10/01/2051(2)	471,777
	Cleveland, OH, Airport System Rev
150,000	5.00%, 01/01/2024	152,649
565,000	5.00%, 01/01/2027	604,568
145,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(2)	148,174
	Ohio Housing Finance Agency Rev
270,000	3.00%, 03/01/2052	266,046
400,000	5.75%, 03/01/2054	440,571
250,000	Ohio Turnpike & Infrastructure Commission Rev 5.00%, 02/15/2024	256,699
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(3)	135,424
		2,475,908
	Oregon - 0.2%
60,000	Salem, OR, Hospital Facs Auth, Rev 5.00%, 05/15/2025	60,407
65,000	State of Oregon Housing & Community Services Department Rev 3.50%, 07/01/2048	64,947
		125,354
	Pennsylvania - 2.8%
100,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	105,035
250,000	Montgomery County, PA, Higher Education and Health Auth Rev 5.00%, 05/01/2024	256,689
470,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	494,394
280,000	Pennsylvania Housing Finance Agency Rev 3.00%, 10/01/2051	276,470
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	150,268
210,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2023	210,982
		1,493,838
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Puerto Rico - 1.9%
$ 500,000	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	$ 523,696
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
315,000	0.00%, 07/01/2024(4)	296,504
244,000	0.00%, 07/01/2029(4)	182,567
		1,002,767
	Rhode Island - 0.9%
	Rhode Island Student Loan Auth Rev
100,000	5.00%, 12/01/2023	101,644
350,000	5.00%, 12/01/2027	380,681
		482,325
	South Carolina - 0.6%
70,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2024	71,364
150,000	South Carolina Jobs-Economic Dev Auth Rev 5.00%, 05/01/2024	154,013
65,000	South Carolina State Public Service Auth Rev 5.00%, 12/01/2025	69,077
		294,454
	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
245,000	4.00%, 05/01/2039	245,244
85,000	6.00%, 05/01/2054(5)	94,947
		340,191
	Tennessee - 1.7%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2025	262,164
	Tennessee Housing Dev Agency Rev
455,000	1.25%, 01/01/2026	432,055
50,000	3.50%, 07/01/2045	49,983
80,000	3.50%, 01/01/2047	79,926
85,000	3.50%, 01/01/2048	84,857
		908,985
	Texas - 14.2%
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	71,839
	Central Texas Turnpike System Rev
870,000	0.00%, 08/15/2026(4)	789,557
100,000	5.00%, 08/15/2024	103,079
250,000	City of Austin TX, Airport System Rev 5.00%, 11/15/2025	264,028
350,000	City of Dallas, TX, Hotel Occupancy Tax Rev 4.00%, 08/15/2027	360,720
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,104,839
	City of Houston, TX, Hotel Occupancy Tax & Special Rev
40,000	4.00%, 09/01/2024	40,821
30,000	4.00%, 09/01/2026	31,486
	City of San Antonio, TX, Electric & Gas Systems Rev
95,000	1.75%, 02/01/2049(2)	91,442
145,000	5.00%, 02/01/2024	148,622
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	301,555
1,000,000	Fort Bend, TX, Independent School Dist GO 3.00%, 08/01/2052(2)	999,640
100,000	Hidalgo County, TX, Regional Mobility Auth Rev 5.00%, 12/01/2028	106,523
500,000	North East, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 08/01/2052(2)	497,615
500,000	North Texas Tollway Auth Rev 5.00%, 01/01/2027	546,399

164

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.1% - (continued)
	Texas - 14.2% - (continued)
$ 300,000	San Antonio, TX, Water System Rev 1.00%, 05/01/2043(2)	$ 272,103
745,000	Texas Department of Housing & Community Affairs Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2052	746,933
	Texas Municipal Gas Acquisition & Supply Corp. Rev
350,000	5.00%, 12/15/2027	369,708
285,000	6.25%, 12/15/2026	302,890
425,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	399,223
		7,549,022
	Utah - 0.3%
130,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	135,979
	Virginia - 0.3%
190,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(2)	184,621
	Washington - 1.4%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028	552,573
195,000	Tobacco Settlement Auth, WA Rev 5.00%, 06/01/2024	196,487
		749,060
	West Virginia - 2.0%
	West Virginia Economic Dev Auth Rev
55,000	2.55%, 03/01/2040(2)	54,275
450,000	3.75%, 12/01/2042(2)	450,831
500,000	West Virginia Parkways Auth Rev 5.00%, 06/01/2026	541,252
		1,046,358
	Wisconsin - 3.0%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(2)	508,804
150,000	4.00%, 07/01/2025	153,378
225,000	4.00%, 07/01/2026	233,767
70,000	4.00%, 10/01/2027	68,654
	Wisconsin Health & Educational Facs Auth Rev
180,000	1.84%, 08/15/2054(1)	173,848
210,000	4.00%, 01/01/2025	207,370
200,000	5.00%, 11/01/2025	196,767
40,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(2)	37,719
		1,580,307
	Total Municipal Bonds (cost $53,239,373)	$ 52,069,638
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 178,030	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $178,051; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $181,638		$ 178,030
	Total Short-Term Investments (cost $178,030)		$ 178,030
	Total Investments (cost $53,417,403)	98.4%	$ 52,247,668
	Other Assets and Liabilities	1.6%	831,148
	Total Net Assets	100.0%	$ 53,078,816
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $296,110, representing 0.6% of net assets.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $94,677 at January 31, 2023.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 52,069,638	$ —	$ 52,069,638	$ —
Short-Term Investments	178,030	—	178,030	—
Total	$ 52,247,668	$ —	$ 52,247,668	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
165

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
	Australia - 1.3%
AUD 2,893,776	Australia Government Bond 0.75%, 11/21/2027(1)(2)	$ 2,049,401
	Canada - 1.2%
CAD 2,235,585	Canadian Government Real Return Bond 4.25%, 12/01/2026(1)	1,863,617
	Japan - 1.2%
JPY 236,295,144	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(1)	1,875,257
	Total Foreign Government Obligations (cost $6,156,707)	$ 5,788,275
U.S. GOVERNMENT SECURITIES - 29.2%
	U.S. Treasury Securities - 29.2%
	U.S. Treasury Bonds - 2.6%
$ 5,866,207	0.13%, 02/15/2052(1)	$ 4,029,695
	U.S. Treasury Notes - 26.6%
5,617,247	0.13%, 07/15/2024(1)	5,452,094
2,856,715	0.13%, 07/15/2026(1)	2,720,240
3,974,879	0.13%, 01/15/2030(1)	3,654,753
5,015,080	0.13%, 01/15/2031(1)	4,567,788
2,663,569	0.13%, 01/15/2032(1)	2,399,631
1,533,515	0.25%, 01/15/2025(1)	1,478,465
4,201,715	0.25%, 07/15/2029(1)	3,930,409
4,733,009	0.38%, 07/15/2025(1)	4,575,211
2,575,925	0.38%, 01/15/2027(1)	2,458,449
241,396	0.50%, 01/15/2028(1)	230,738
1,860,660	0.63%, 01/15/2026(1)	1,799,044
1,512,227	0.75%, 07/15/2028(1)	1,465,102
3,708,206	0.88%, 01/15/2029(1)	3,602,935
1,860,025	2.00%, 01/15/2026(1)	1,869,761
1,508,375	2.38%, 01/15/2025(1)	1,515,229
287,882	2.38%, 01/15/2027(1)	296,612
		42,016,461
	Total U.S. Government Securities (cost $46,530,901)	$ 46,046,156
COMMON STOCKS - 47.9%
	Automobiles & Components - 0.1%
417	Ford Motor Co.	$ 5,634
9,325	NOK Corp.	88,562
		94,196
	Banks - 1.8%
14,170	ABN Amro Bank N.V. GDR(3)	235,187
37,465	AIB Group plc	157,375
48,098	Banco Bradesco S.A. ADR	134,194
12,300	Bank of Ireland Group plc	131,411
56,350	BPER Banca	154,799
18,685	CaixaBank S.A.	82,905
5,360	KB Financial Group, Inc.	244,268
25,626	Mitsubishi UFJ Financial Group, Inc.	187,707
27,865	Resona Holdings, Inc.	154,197
6,714	Shinhan Financial Group Co., Ltd.	227,030
27	Signature Bank	3,482
438	Silvergate Capital Corp. Class A*(4)	6,237
6,083	Societe Generale S.A.	181,070
29,592	Standard Chartered plc	248,561
133	Sumitomo Mitsui Financial Group, Inc.	5,780
5,175	Sumitomo Mitsui Trust Holdings, Inc.	188,518
77,715	Unicaja Banco S.A.(3)	95,524
17,706	UniCredit S.p.A.	345,818
		2,784,063
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Capital Goods - 1.0%
245	Airbus SE	$ 30,715
124	AMETEK, Inc.	17,970
81	Ashtead Group plc	5,335
891	AZEK Co., Inc.*	21,500
1,048	Builders FirstSource, Inc.*	83,526
9,671	Chiyoda Corp.*	28,753
3,228	Cie de Saint-Gobain	185,388
1,338	Flowserve Corp.	46,054
777	Fluor Corp.*	28,555
591	Fortune Brands Innovations, Inc.	38,125
4,475	Fugro N.V.*	59,588
214	Ingersoll Rand, Inc.	11,984
290	JELD-WEN Holding, Inc.*	3,669
9,521	JGC Holdings Corp.	124,364
106	Johnson Controls International plc	7,374
532	Kennametal, Inc.	15,162
1,527	Masterbrand, Inc.*	14,048
447	Middleby Corp.*	69,486
1,066	PGT Innovations, Inc.*	23,132
149	Rush Enterprises, Inc. Class A	8,018
573	Spirit AeroSystems Holdings, Inc. Class A	20,714
2,159	TOTO Ltd.	83,905
4,167	Vinci S.A.	470,827
389	WESCO International, Inc.*	57,965
142	Westinghouse Air Brake Technologies Corp.	14,741
2,330	WillScot Mobile Mini Holdings Corp.*	112,912
500	Zurn Water Solutions Corp.	10,930
		1,594,740
	Commercial & Professional Services - 0.3%
4,632	Adecco Group AG	172,036
547	Clean Harbors, Inc.*	71,274
75,807	Hays plc	115,662
15,061	Pagegroup plc	84,788
3,740	Park24 Co., Ltd.*	63,433
		507,193
	Consumer Durables & Apparel - 0.2%
2,320	Berkeley Group Holdings plc	118,802
75	Cavco Industries, Inc.*	19,958
342	Century Communities, Inc.	20,930
420	D.R. Horton, Inc.	41,450
207	Lennar Corp. Class A	21,197
1,312	Skyline Champion Corp.*	77,342
		299,679
	Consumer Services - 0.3%
2,843	H World Group Ltd. ADR	134,986
780	Hyatt Hotels Corp. Class A*	85,114
2,248	Las Vegas Sands Corp.*	132,632
1,201	Oriental Land Co., Ltd.	200,110
		552,842
	Diversified Financials - 0.4%
110	ASX Ltd.	5,383
2,084	Bakkt Holdings, Inc.*	3,272
1,102	Berkshire Hathaway, Inc. Class B*	343,295
5	CME Group, Inc.	883
610	Coinbase Global, Inc. Class A*(4)	35,673
8,432	Galaxy Digital Holdings Ltd.*	32,446
6	Interactive Brokers Group, Inc. Class A	480
12,742	UBS Group AG	271,983
		693,415
	Energy - 15.3%
1,430	Ampol Ltd.	31,011
5,261	APA Corp.	233,220
33,711	ARC Resources Ltd.	391,697
5,981	Baker Hughes Co.	189,837

166

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Energy - 15.3% - (continued)
612,704	BP plc	$ 3,700,884
6,907	BP plc ADR	250,241
9,978	Cameco Corp.	279,200
349	Cenovus Energy, Inc.	6,973
2,166	Cheniere Energy, Inc.	330,943
810	Chesapeake Energy Corp.	70,243
643	Chord Energy Corp.	92,161
5,489	ConocoPhillips	668,944
3,405	Coterra Energy, Inc.	85,227
5,655	Diamondback Energy, Inc.	826,309
8,412	Enbridge, Inc.	344,433
18,154	ENEOS Holdings, Inc.	64,995
54,960	Eni S.p.A.	845,737
5,793	EOG Resources, Inc.	766,124
16,853	Equinor ASA	513,623
180	Expro Group Holdings N.V.*	3,400
15,431	Exxon Mobil Corp.	1,790,150
154,778	Gazprom PJSC*(5)	—
8,524	Headwater Exploration, Inc.	41,641
3,631	Imperial Oil Ltd.	198,449
17,746	Inpex Corp.	195,004
5,639	Lukoil PJSC ADR*(5)	—
5,421	Marathon Oil Corp.	148,915
4,116	Marathon Petroleum Corp.	528,988
23,343	MOL Hungarian Oil & Gas plc	174,445
2,275	Neste Oyj	108,750
200	Novatek PJSC GDR*(5)	—
45,068	Oil & Natural Gas Corp. Ltd.	80,305
1,252	OMV AG	62,713
2,326	Ovintiv, Inc.	114,509
33,502	Parex Resources, Inc.	570,306
3,262	PDC Energy, Inc.	220,935
12,203	Pembina Pipeline Corp.	432,982
18,739	Petroleo Brasileiro S.A.	108,751
10,637	Petroleo Brasileiro S.A. ADR	123,389
1,425	Phillips 66	142,885
289	Pioneer Natural Resources Co.	66,571
18,100	PTT Exploration & Production PCL	94,037
8,373	Reliance Industries Ltd.	241,539
23,492	Repsol S.A.	385,899
6,860	Schlumberger Ltd.	390,883
65,288	Shell plc	1,916,709
40,134	Shell plc ADR	2,360,281
2,769	Sitio Royalties Corp. Class A(4)	73,572
14,803	Southwestern Energy Co.*	81,713
4,829	Subsea 7 S.A.	60,179
50,294	Surgutneftegas PJSC ADR*(5)	—
8,104	Targa Resources Corp.	607,962
11,204	TC Energy Corp.	482,752
33,145	TotalEnergies SE	2,049,049
756	Tourmaline Oil Corp.	35,233
15,212	Trican Well Service Ltd.*	39,329
44,870	Ultrapar Participacoes S.A.	116,588
7,385	Vallourec S.A.*	107,799
4,400	Viper Energy Partners L.P.	139,700
3,666	Woodside Energy Group Ltd.	94,927
		24,083,041
	Food & Staples Retailing - 0.2%
8,310	Carrefour S.A.	158,064
35,735	J Sainsbury plc	115,892
		273,956
	Food, Beverage & Tobacco - 0.2%
2,688	Archer-Daniels-Midland Co.	222,701
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Food, Beverage & Tobacco - 0.2% - (continued)
387,614	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	$ 27,439
161,798	WH Group Ltd.(3)	99,646
		349,786
	Insurance - 0.6%
7,415	Assicurazioni Generali S.p.A.	144,750
7,665	Dai-ichi Life Holdings, Inc.	179,842
5,027	MS&AD Insurance Group Holdings, Inc.	161,235
131,550	Old Mutual Ltd.	89,675
17,524	T&D Holdings, Inc.	280,493
7,875	Tongyang Life Insurance Co., Ltd.*	30,620
		886,615
	Materials - 14.1%
8,986	Agnico Eagle Mines Ltd.	507,529
63,533	Alrosa PJSC*(5)	—
73,186	Alumina Ltd.	81,416
26,309	Anglo American plc	1,134,717
7,509	Antofagasta plc	161,342
19,882	ArcelorMittal S.A.	616,798
145,487	B2Gold Corp.	576,240
112,046	Barrick Gold Corp.	2,191,152
46,553	BHP Group Ltd.	1,632,780
5,356	Boliden AB	240,361
418,136	Centamin plc	573,208
12,441	Centerra Gold, Inc.	79,851
2,290	CF Industries Holdings, Inc.	193,963
132,354	China BlueChemical Ltd. Class H	36,384
1,910	Dowa Holdings Co., Ltd.	66,684
91,380	Dundee Precious Metals, Inc.	596,815
10,033	Eldorado Gold Corp.*	95,915
35,890	Endeavour Mining plc	845,629
252	Eramet S.A.	25,186
5,007	Evonik Industries AG	111,298
1,231	FMC Corp.	163,883
35,070	Fortescue Metals Group Ltd.	553,950
3,223	Franco-Nevada Corp.	472,762
29,858	Fresnillo plc	303,293
9,832	Ganfeng Lithium Group Co., Ltd. Class A	115,624
97,110	Glencore plc	650,334
45,942	Grupo Mexico S.A.B. de C.V.	204,330
16,614	Harmony Gold Mining Co., Ltd.	59,169
3,430	HeidelbergCement AG	235,358
100,199	Hochschild Mining plc	84,650
2,393	Holcim AG*	143,065
2,010	Imerys S.A.	83,364
20,674	Impala Platinum Holdings Ltd.	239,732
12,850	Kinross Gold Corp.	59,624
5,123	Kumba Iron Ore Ltd.	156,866
5,946	Kyoei Steel Ltd.	64,999
1,122	Louisiana-Pacific Corp.	76,397
30,648	Lundin Gold, Inc.	354,725
21,150	Lundin Mining Corp.	160,070
3,837	Maruichi Steel Tube Ltd.	82,619
3,300	Mineral Resources Ltd.	208,923
1,301	MMC Norilsk Nickel PJSC ADR*(5)	—
2,033	Mosaic Co.	100,715
30,347	Newcrest Mining Ltd.	482,186
23,034	Newmont Corp.	1,219,190
10,096	Nippon Steel Corp.	210,145
36,482	Norsk Hydro ASA	295,791
2,729	Nucor Corp.	461,256
13,346	Nufarm Ltd.	56,158
5,235	Nutrien Ltd.	433,342
197,778	OceanaGold Corp.*	428,094
69,313	Pilbara Minerals Ltd.*	235,797
285,229	Ramelius Resources Ltd.	202,353

167

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Materials - 14.1% - (continued)
92,536	Resolute Mining Ltd.*(4)	$ 18,009
21,335	Rio Tinto plc	1,670,557
310,160	Silver Lake Resources Ltd.*	286,777
86,736	South32 Ltd.	278,330
18,942	SSR Mining, Inc.	320,030
1,942	Steel Dynamics, Inc.	234,283
5,029	Taiheiyo Cement Corp.	86,667
10,824	Teck Resources Ltd. Class B	468,250
24,522	Torex Gold Resources, Inc.*	337,084
364	Vale S.A. ADR	6,800
1,812	Vicat S.A.	50,598
1,728	Yara International ASA	76,777
		22,200,194
	Real Estate - 7.2%
2,926	Agree Realty Corp. REIT	218,367
749	Alexandria Real Estate Equities, Inc. REIT	120,394
2,347	American Tower Corp. REIT	524,296
2,104	AvalonBay Communities, Inc. REIT	373,334
2,053	Boardwalk REIT	86,746
13,263	British Land Co. plc REIT	72,587
9,393	Brixmor Property Group, Inc. REIT	221,017
73,900	CapitaLand Integrated Commercial Trust REIT	120,910
90,800	Capitaland Investment Ltd.	275,089
7,216	CareTrust, Inc. REIT	149,516
3,624	Carmila S.A. REIT*	54,701
657	CBRE Group, Inc. Class A*	56,180
74,900	Central Pattana PCL	161,667
9,000	City Developments Ltd.	57,121
62,486	CK Asset Holdings Ltd.	399,505
4,455	Corporate Office Properties Trust REIT	125,052
18,867	Empire State Realty Trust, Inc. Class A	157,351
534	Equinix, Inc. REIT	394,161
5,153	Equity Residential REIT	327,988
980	Five Point Holdings LLC Class A*	2,528
41	Frontier Real Estate Investment Corp. REIT	158,104
1,047	Gecina S.A. REIT	124,017
3,028	Getty Realty Corp. REIT	110,310
12,195	Goodman Group REIT	173,944
93,823	Growthpoint Properties Ltd. REIT	75,598
10,861	Hufvudstaden AB Class A	163,568
2,720	Iron Mountain, Inc. REIT	148,458
185	Japan Hotel Investment Corp. REIT	117,232
9,865	Kimco Realty Corp. REIT	221,568
9,023	Klepierre S.A. REIT*	229,007
32,188	Land Securities Group plc REIT	281,993
1,314	Life Storage, Inc. REIT	141,965
9,490	Mitsubishi Estate Co., Ltd.	121,976
10,571	Mitsui Fudosan Co., Ltd.	198,139
89,461	NewRiver plc REIT	96,946
2,659	Nexity S.A.	80,326
5,228	Nomura Real Estate Holdings, Inc.	115,227
72	Orix JREIT, Inc. REIT	99,062
4,096	Phillips Edison & Co., Inc. REIT	137,298
6,026	Plymouth Industrial, Inc. REIT	134,862
6,754	Prologis, Inc. REIT	873,157
944	PSP Swiss Property AG	117,683
996	Public Storage REIT	303,123
4,876	RioCan REIT	84,580
1,283	Ryman Hospitality Properties, Inc. REIT	119,178
6,457	Safestore Holdings plc REIT	80,401
1,550	Simon Property Group, Inc. REIT	199,113
85,436	Sino Land Co., Ltd.	111,022
35,048	Stockland REIT	97,934
3,146	StorageVault Canada, Inc.	15,203
4,480	Sun Communities, Inc. REIT	702,733
12,687	Swire Pacific Ltd. Class A	116,262
1,519	Tanger Factory Outlet Centers, Inc. REIT	29,028
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Real Estate - 7.2% - (continued)
7,697	Tokyo Tatemono Co., Ltd.	$ 95,424
1,098	Ventas, Inc. REIT	56,887
7,021	Veris Residential, Inc. REIT*	121,463
12,441	VICI Properties, Inc. REIT	425,233
62,326	Vicinity Ltd. REIT	91,185
5,204	Welltower, Inc. REIT	390,508
37,530	Wharf Real Estate Investment Co., Ltd.	214,847
4,178	WP Carey, Inc. REIT	357,344
		11,430,418
	Retailing - 0.0%
7,118	Xebio Holdings Co., Ltd.	50,799
	Semiconductors & Semiconductor Equipment - 0.0%
29	Advanced Micro Devices, Inc.*	2,179
19	NVIDIA Corp.	3,712
		5,891
	Software & Services - 0.1%
18,131	Bitfarms Ltd.*	18,124
42	Block, Inc.*	3,432
6,167	Cleanspark, Inc.*(4)	19,550
4,295	Hive Blockchain Technologies Ltd.*	14,784
14,729	Hut Mining Corp.*(4)	28,560
2,087	Marathon Digital Holdings, Inc.*(4)	15,047
20	Microsoft Corp.	4,956
130	MicroStrategy, Inc. Class A*	32,725
3,648	Riot Blockchain, Inc.*(4)	22,873
6	Visa, Inc. Class A	1,381
		161,432
	Technology Hardware & Equipment - 0.0%
5,730	Canaan, Inc. ADR*	17,992
	Telecommunication Services - 1.4%
60,160	BT Group plc	92,688
10,885	Cellnex Telecom S.A.*(3)	426,561
12,300	KDDI Corp.	384,294
4,283	KT Corp.	122,047
4,019	KT Corp. ADR	57,512
6,965	Mobile TeleSystems PJSC ADR*(5)	—
3,114	MTN Group Ltd.	26,359
13,728	Nippon Telegraph & Telephone Corp.	411,641
11,562	Orange S.A.	122,358
9,452	Proximus S.A.	96,856
9,659	SK Telecom Co., Ltd.	366,029
17,669	Telefonica Brasil S.A.	145,562
		2,251,907
	Transportation - 0.6%
3,155	Canadian National Railway Co.	375,551
641	JetBlue Airways Corp.*	5,128
112	Ryanair Holdings plc ADR*	10,139
41,846	Shanghai International Airport Co., Ltd. Class A*	375,935
9,012	Yamato Holdings Co., Ltd.	157,682
		924,435
	Utilities - 4.1%
17,087	AES Corp.	468,355
4,097	American Electric Power Co., Inc.	384,954
2,957	Atmos Energy Corp.	347,566
285,154	China Longyuan Power Group Corp. Ltd. Class H	393,638
33,649	Cia de Saneamento Basico do Estado de Sao Paulo	368,950
2,897	Constellation Energy Corp.	247,288
3,358	Duke Energy Corp.	344,027
5,287	Edison International	364,274
51,594	Enel S.p.A.	303,792

168

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Utilities - 4.1% - (continued)
44,538	Engie S.A.	$ 632,434
16,300	ENN Energy Holdings Ltd.	245,588
8,889	Exelon Corp.	375,027
7,974	FirstEnergy Corp.	326,535
29,546	Iberdrola S.A.	346,599
29,030	National Grid plc	369,055
4,339	Orron Energy AB*	8,044
2,665	Public Service Enterprise Group, Inc.	165,043
7,434	RWE AG	330,953
2,590	Sempra Energy	415,255
		6,437,377
	Total Common Stocks (cost $58,591,120)	$ 75,599,971
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
4,081	iShares Global Energy ETF	$ 164,138
14,823	iShares MSCI Global Metals & Mining Producers ETF (4)	691,196
507	VanEck Vectors Agribusiness ETF	46,609
39,625	VanEck Vectors Gold Miners ETF	1,268,792
		2,170,735
	Total Exchange-Traded Funds (cost $1,696,238)	$ 2,170,735
CLOSED END FUNDS - 0.0%
	Investment Company Securities - 0.0%
5,280	Sprott Physical Uranium Trust*	$ 67,699
	Total Closed End Funds (cost $43,090)	$ 67,699
	Total Long-Term Investments (cost $113,018,056)	$ 129,672,836
SHORT-TERM INVESTMENTS - 13.6%
	Other Investment Pools & Funds - 12.8%
20,175,730	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 4.13%(6)	$ 20,175,730
	Repurchase Agreements - 0.2%
$ 359,074	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $359,117; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $366,268	359,074
	Securities Lending Collateral - 0.6%
143,308	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(6)	143,308
124,919	HSBC US Government Money Market Fund, 4.22%(6)	124,919
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 13.6% - (continued)
	Securities Lending Collateral - 0.6% - (continued)
453,407	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(6)		$ 453,407
135,306	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(6)		135,306
			856,940
	Total Short-Term Investments (cost $21,391,744)		$ 21,391,744
	Total Investments (cost $134,409,800)	95.8%	$ 151,064,580
	Other Assets and Liabilities	4.2%	6,663,726
	Total Net Assets	100.0%	$ 157,728,306
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2023, the Fund invested 14.5% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $2,049,401, representing 1.3% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $856,918, representing 0.5% of net assets.
(4)	Represents entire or partial securities on loan.
(5)	Investment valued using significant unobservable inputs.

169

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(6)	Current yield as of period end.
Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	19	03/31/2023	$ 1,618,230	$ 20,726
Brent Crude Oil Future	20	05/31/2023	1,686,200	105,213
Coffee Future	9	07/19/2023	610,706	71,042
Copper Future	12	07/27/2023	1,271,100	19,239
Cotton No. 2 Future	7	05/08/2023	304,325	7,729
Cotton No. 2 Future	15	07/07/2023	655,950	26,162
Gasoline RBOB Future	6	02/28/2023	646,834	32,338
Gasoline RBOB Future	8	06/30/2023	882,134	40,037
Gold 100oz Future	12	04/26/2023	2,334,360	37,136
Gold 100oz Future	16	06/28/2023	3,139,520	184,804
Lean Hogs Future	5	06/14/2023	206,100	273
Live Cattle Future	8	06/30/2023	509,280	3,943
LME Nickel Future	7	03/13/2023	1,270,332	303,853
LME Nickel Future	3	05/15/2023	547,164	111,038
LME Nickel Future	2	07/17/2023	366,684	36,691
LME Zinc Future	22	03/13/2023	1,869,318	222,305
LME Zinc Future	20	05/15/2023	1,693,500	236,052
LME Zinc Future	19	07/17/2023	1,601,700	71,853
NY Harbor ULSD Future	5	06/30/2023	601,230	16,903
Primary Aluminum Future	4	03/13/2023	262,850	31,902
Primary Aluminum Future	4	05/15/2023	265,250	29,187
Primary Aluminum Future	4	07/17/2023	267,500	14,830
Silver Future	7	03/29/2023	834,260	71,691
Silver Future	1	07/27/2023	121,265	(2,523)
Soybean Future	12	07/14/2023	911,250	4,803
Soybean Meal Future	17	07/14/2023	775,710	8,170
Wheat Future	25	07/14/2023	964,063	14,890
WTI Crude Future	9	02/21/2023	709,830	(14,164)
Total				$ 1,706,123
Short position contracts:
LME Nickel Future	7	03/13/2023	$ 1,270,332	$ (298,591)
LME Nickel Future	3	05/15/2023	547,164	(56,673)
LME Zinc Future	22	03/13/2023	1,869,318	(280,776)
LME Zinc Future	20	05/15/2023	1,693,500	(92,919)
LME Zinc Future	2	07/17/2023	168,600	5,069
Primary Aluminum Future	4	03/13/2023	262,850	(28,298)
Primary Aluminum Future	4	05/15/2023	265,250	(14,914)
Total				$ (767,102)
Total futures contracts				$ 939,021

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,820,000	AUD	1,294,046	USD	MSC	02/28/2023	$ (7,956)
1,705,000	CAD	1,278,010	USD	TDB	02/28/2023	3,657
270,000	EUR	294,276	USD	MSC	02/28/2023	(213)
290,000	GBP	358,971	USD	MSC	02/28/2023	(1,225)
19,274,000,000	IDR	1,291,563	USD	JPM	02/28/2023	(6,480)
8,390,000	NOK	849,758	USD	UBS	02/28/2023	(8,131)
2,258,891	USD	3,177,000	AUD	MSC	02/28/2023	13,887
134,574	USD	190,000	AUD	ANZ	02/28/2023	312
153,578	USD	205,000	CAD	MSC	02/28/2023	(523)
2,217,965	USD	2,959,000	CAD	TDB	02/28/2023	(6,347)
2,704,354	USD	2,474,000	EUR	TDB	02/28/2023	9,863
3,377,977	USD	2,719,000	GBP	JPM	02/28/2023	23,803
132,102	USD	1,978,000,000	IDR	MSC	02/28/2023	220
170

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,988,649	USD	257,362,000	JPY	JPM	02/28/2023	$ 3,931
88,759	USD	880,000	NOK	BOA	02/28/2023	484
Total foreign currency contracts						$ 25,282
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 5,788,275	$ —	$ 5,788,275	$ —
U.S. Government Securities	46,046,156	—	46,046,156	—
Common Stocks
Automobiles & Components	94,196	5,634	88,562	—
Banks	2,784,063	143,913	2,640,150	—
Capital Goods	1,594,740	605,865	988,875	—
Commercial & Professional Services	507,193	71,274	435,919	—
Consumer Durables & Apparel	299,679	180,877	118,802	—
Consumer Services	552,842	352,732	200,110	—
Diversified Financials	693,415	416,049	277,366	—
Energy	24,083,041	13,449,473	10,633,568	—
Food & Staples Retailing	273,956	—	273,956	—
Food, Beverage & Tobacco	349,786	222,701	127,085	—
Insurance	886,615	—	886,615	—
Materials	22,200,194	10,587,929	11,612,265	—
Real Estate	11,430,418	7,566,206	3,864,212	—
Retailing	50,799	—	50,799	—
Semiconductors & Semiconductor Equipment	5,891	5,891	—	—
Software & Services	161,432	161,432	—	—
Technology Hardware & Equipment	17,992	17,992	—	—
Telecommunication Services	2,251,907	203,074	2,048,833	—
Transportation	924,435	390,818	533,617	—
Utilities	6,437,377	3,807,274	2,630,103	—
Exchange-Traded Funds	2,170,735	2,170,735	—	—
Closed End Funds	67,699	67,699	—	—
Short-Term Investments	21,391,744	21,032,670	359,074	—
Foreign Currency Contracts(2)	56,157	—	56,157	—
Futures Contracts(2)	1,727,879	1,727,879	—	—
Total	$ 152,848,616	$ 63,188,117	$ 89,660,499	$ —
Liabilities
Foreign Currency Contracts(2)	$ (30,875)	$ —	$ (30,875)	$ —
Futures Contracts(2)	(788,858)	(788,858)	—	—
Total	$ (819,733)	$ (788,858)	$ (30,875)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
171

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1%
	Asset-Backed - Automobile - 1.0%
$ 1,700,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 1,677,373
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,624,037
	Credit Acceptance Auto Loan Trust
1,790,000	1.00%, 05/15/2030(1)	1,720,251
1,565,000	1.26%, 10/15/2030(1)	1,478,106
3,003,108	FHF Trust 4.43%, 01/18/2028(1)	2,943,593
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,348,276
	JP Morgan Chase Bank NA
1,469,972	0.89%, 12/26/2028(1)	1,413,564
897,572	0.99%, 01/25/2028(1)	885,382
3,424,947	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	3,293,635
		19,384,217
	Asset-Backed - Credit Card - 0.5%
3,000,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,956,605
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,575,000
		8,531,605
	Asset-Backed - Finance & Insurance - 1.5%
2,250,000	Apidos CLO 5.87%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(2)	2,235,454
3,097,322	Aqua Finance Trust 1.54%, 07/17/2046(1)	2,779,660
	CIFC Funding Ltd.
3,550,000	5.85%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	3,517,542
3,425,000	5.93%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	3,399,991
6,450,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	5,758,117
	DB Master Finance LLC
7,177,500	2.05%, 11/20/2051(1)	6,326,363
983,948	4.02%, 05/20/2049(1)	939,376
191,793	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	180,725
657,145	FCI Funding LLC 1.13%, 04/15/2033(1)	636,584
1,600,000	LCM 31 Ltd. 6.01%, 01/20/2032, 3 mo. USD LIBOR + 1.200%(1)(2)	1,584,990
1,250,000	Octagon Investment Partners Ltd. 5.81%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	1,239,131
372,747	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	356,796
		28,954,729
	Asset-Backed - Home Equity - 0.0%
124,876	Accredited Mortgage Loan Trust 5.19%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(2)	123,663
190,953	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 5.27%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(2)	190,481
		314,144
	Commercial Mortgage-Backed Securities - 1.8%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,302,900
2,535,000	BX Commercial Mortgage Trust 5.11%, 05/15/2038, 1 mo. USD LIBOR + 0.652%(1)(2)	2,459,023
1,147,988	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,020,647
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Commercial Mortgage-Backed Securities - 1.8% - (continued)
	Citigroup Mortgage Loan Trust
$ 592,683	2.59%, 02/25/2058(1)(3)	$ 570,436
760,237	3.25%, 03/25/2061(1)(3)	724,071
2,360,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	2,278,039
4,388,163	CSMC Trust 2.26%, 08/15/2037(1)	3,985,811
2,900,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	2,818,712
	GS Mortgage Securities Trust
4,235,000	2.75%, 02/10/2037(1)	3,922,589
370,000	5.21%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	367,528
1,446,872	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,110,142
5,500,000	Morgan Stanley Capital Trust 3.91%, 09/09/2032(1)	4,944,660
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,862,397
		34,366,955
	Other Asset-Backed Securities - 5.8%
	Affirm Asset Securitization Trust
932,679	1.07%, 08/15/2025(1)	906,074
649,564	1.90%, 01/15/2025(1)	637,224
204,227	3.46%, 10/15/2024(1)	202,712
631,931	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	611,435
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,154,467
2,965,368	Benefit Street Partners CLO Ltd. 5.74%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	2,932,298
791,919	BHG Securitization Trust 5.32%, 10/17/2035(1)	786,343
5,000,000	BSPRT Issuer Ltd. 5.78%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	4,886,949
	Carlyle Global Market Strategies CLO Ltd.
1,495,453	5.76%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,481,184
4,020,548	5.79%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	3,978,855
1,000,000	6.19%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	964,959
4,745,000	CIFC Funding Ltd. 5.94%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	4,684,520
1,080,000	Dryden Senior Loan Fund 5.80%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,069,535
1,965,033	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,594,005
1,650,000	Goldentree Loan Management U.S. CLO Ltd. 5.72%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	1,635,186
	KKR CLO Ltd.
1,190,000	5.79%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,179,945
1,450,000	5.97%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	1,439,280
3,104,577	LCM XXIV Ltd. 5.79%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	3,076,660
	Marlette Funding Trust
1,365,664	1.06%, 09/15/2031(1)	1,335,483
7,449,000	1.30%, 12/15/2031(1)	7,093,155

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$ 5,415,000	5.72%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	$ 5,369,563
3,729,155	5.82%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	3,702,943
	Palmer Square Loan Funding Ltd.
2,846,882	5.59%, 10/15/2029, 3 mo. USD LIBOR + 0.080%(1)(2)	2,821,158
5,192,868	5.61%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	5,145,623
778,482	Progress Residential Trust 1.05%, 04/17/2038(1)	689,122
1,492,489	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,195,568
2,672,830	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	2,556,513
1,010,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	955,286
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	824,905
3,285,000	1.89%, 08/25/2045(1)	2,987,377
3,560,000	3.08%, 10/25/2044(1)	3,379,917
2,380,402	Symphony Static CLO Ltd. 5.65%, 10/25/2029, 3 mo. USD LIBOR + 0.830%(1)(2)	2,356,860
6,450,000	TCI-Symphony CLO Ltd. 5.84%, 10/13/2032, 3 mo. USD LIBOR + 1.020%(1)(2)	6,372,890
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,348,295
4,875,000	2.17%, 10/15/2046(1)	4,292,478
2,487,021	3.19%, 07/15/2044(1)	2,382,147
1,250,625	4.20%, 11/15/2043(1)	1,224,026
5,450,000	Venture CLO Ltd. 5.97%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	5,375,629
	Voya CLO Ltd.
4,366,091	5.81%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	4,326,810
1,650,000	5.85%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	1,636,658
4,000,000	5.89%, 04/25/2031, 3 mo. USD SOFR + 1.232%(1)(2)	3,960,264
		110,554,301
	Whole Loan Collateral CMO - 8.5%
	Angel Oak Mortgage Trust
1,165,447	0.91%, 01/25/2066(1)(3)	994,106
4,609,610	0.95%, 07/25/2066(1)(3)	3,989,410
1,022,427	0.99%, 04/25/2053(1)(3)	945,303
1,719,963	1.04%, 01/20/2065(1)(3)	1,412,581
2,139,326	1.07%, 05/25/2066(1)(3)	1,817,224
3,705,567	1.46%, 09/25/2066(1)(3)	3,061,232
1,036,067	1.47%, 06/25/2065(1)(3)	939,149
1,715,797	1.69%, 04/25/2065(1)(3)	1,582,064
261,826	2.47%, 12/25/2059(1)(3)	248,267
	Angel Oak Mortgage Trust LLC
68,626	2.99%, 07/26/2049(1)(3)	68,161
9,005	3.92%, 11/25/2048(1)(3)	8,956
	Arroyo Mortgage Trust
2,029,347	1.18%, 10/25/2048(1)(3)	1,709,581
1,181,713	2.96%, 10/25/2048(1)(3)	1,091,270
334,499	3.81%, 01/25/2049(1)(3)	313,163
	BRAVO Residential Funding Trust
724,187	0.94%, 02/25/2049(1)(3)	637,737
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
$ 759,595	1.45%, 05/25/2060(1)(3)	$ 723,369
	Bunker Hill Loan Depositary Trust
734,442	1.72%, 02/25/2055(1)(3)	701,818
741,225	2.72%, 11/25/2059(1)(4)	717,601
	COLT Mortgage Loan Trust
534,736	0.80%, 07/27/2054(1)	461,656
1,965,920	0.86%, 05/25/2065(1)(3)	1,675,471
2,328,611	0.91%, 06/25/2066(1)(3)	1,894,308
1,659,475	0.92%, 08/25/2066(1)(3)	1,353,724
4,494,192	0.96%, 09/27/2066(1)(3)	3,636,366
5,632,719	1.11%, 10/25/2066(1)(3)	4,681,950
980,961	1.33%, 10/26/2065(1)(3)	886,547
5,432,850	1.39%, 01/25/2065(1)(3)	4,737,116
4,220,473	1.40%, 10/25/2066(1)(3)	3,618,575
10,682	1.85%, 03/25/2065(1)(3)	10,503
	CSMC Trust
2,383,353	0.81%, 05/25/2065(1)(3)	2,027,842
2,313,243	0.83%, 03/25/2056(1)(3)	1,953,783
3,606,142	1.02%, 04/25/2066(1)(3)	3,115,162
3,828,052	1.10%, 05/25/2066(1)(3)	3,142,106
3,328,866	1.17%, 07/25/2066(1)(3)	2,715,716
1,907,714	1.21%, 05/25/2065(1)(4)	1,746,770
4,252,696	2.00%, 01/25/2060(1)(3)	3,769,256
680,466	2.24%, 02/25/2050(1)(3)	631,653
	Deephaven Residential Mortgage Trust
587,930	0.72%, 05/25/2065(1)(3)	529,882
1,034,309	0.90%, 04/25/2066(1)(3)	896,535
	Ellington Financial Mortgage Trust
454,055	0.80%, 02/25/2066(1)(3)	378,001
858,537	0.93%, 06/25/2066(1)(3)	701,918
608,465	1.18%, 10/25/2065(1)(3)	550,870
4,530,855	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,114,235
	GCAT Trust
1,848,453	0.87%, 01/25/2066(1)(3)	1,679,366
2,009,208	1.04%, 05/25/2066(1)(3)	1,713,295
2,757,923	1.09%, 05/25/2066(1)(3)	2,278,034
3,876,983	1.09%, 08/25/2066(1)(3)	3,169,605
5,604,486	1.26%, 07/25/2066(1)(3)	4,521,615
2,132,644	1.47%, 04/25/2065(1)(3)	2,012,632
614,998	1.56%, 04/25/2065(1)(4)	555,709
390,639	2.25%, 01/25/2060(1)(4)	369,666
939,650	2.65%, 10/25/2068(1)(3)	888,126
	Imperial Fund Mortgage Trust
2,991,590	1.07%, 06/25/2056(1)(3)	2,521,944
2,320,257	1.07%, 09/25/2056(1)(3)	1,902,869
2,863,751	1.60%, 11/25/2056(1)(3)	2,414,781
2,501,670	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,379,533
376,112	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	356,143
5,000,000	MF1 Ltd. 5.66%, 02/19/2037, 1 mo. USD SOFR + 1.350%(1)(2)	4,811,410
	MFA Trust
1,395,936	0.85%, 01/25/2056(1)(3)	1,236,325
752,532	1.01%, 01/26/2065(1)(3)	695,256
1,167,371	1.03%, 11/25/2064(1)(3)	970,040
1,002,265	1.15%, 04/25/2065(1)(3)	941,364
566,106	1.48%, 03/25/2065(1)(3)	523,397
2,399,196	1.91%, 11/25/2056(1)(3)	2,019,634
	Mill City Mortgage Loan Trust
3,870,009	1.13%, 11/25/2060(1)(3)	3,597,006
1,798,919	2.75%, 07/25/2059(1)(3)	1,708,684
437,500	2.75%, 01/25/2061(1)(3)	424,014
298,981	3.25%, 05/25/2062(1)(3)	289,149

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.1% - (continued)
	Whole Loan Collateral CMO - 8.5% - (continued)
$ 404,475	3.50%, 05/25/2058(1)(3)	$ 395,479
756,608	3.50%, 08/25/2058(1)(3)	726,776
	New Residential Mortgage Loan Trust
445,939	0.94%, 10/25/2058(1)(3)	403,995
608,743	1.65%, 05/24/2060(1)(3)	559,330
894,539	2.46%, 01/26/2060(1)(3)	825,953
249,165	3.25%, 09/25/2056(1)(3)	230,136
349,338	3.50%, 12/25/2057(1)(3)	333,518
237,168	3.75%, 11/26/2035(1)(3)	221,350
166,314	3.75%, 03/25/2056(1)(3)	154,006
290,377	3.75%, 11/25/2056(1)(3)	268,713
817,379	3.92%, 09/25/2057(1)(3)	765,111
511,011	4.00%, 02/25/2057(1)(3)	484,963
504,220	4.00%, 03/25/2057(1)(3)	476,676
350,255	4.00%, 04/25/2057(1)(3)	333,684
440,055	4.00%, 05/25/2057(1)(3)	412,711
419,590	4.00%, 12/25/2057(1)(3)	400,520
1,130,255	5.26%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,106,853
	OBX Trust
1,129,924	1.05%, 07/25/2061(1)(3)	898,176
3,639,431	1.10%, 05/25/2061(1)(3)	2,913,859
763,580	3.50%, 12/25/2049(1)(3)	698,407
4,527,354	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	3,782,622
47,667	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	46,417
5,319,840	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	4,570,583
	Starwood Mortgage Residential Trust
2,294,594	1.13%, 06/25/2056(1)(3)	1,864,545
1,620,489	1.22%, 05/25/2065(1)(3)	1,442,118
356,927	1.49%, 04/25/2065(1)(3)	335,356
135,243	2.28%, 02/25/2050(1)(3)	130,147
	Towd Point Mortgage Trust
2,520,185	1.75%, 10/25/2060(1)	2,257,757
258,725	2.75%, 10/25/2056(1)(3)	254,867
155,298	2.75%, 04/25/2057(1)(3)	153,435
184,764	2.75%, 07/25/2057(1)(3)	179,889
441,885	2.75%, 10/25/2057(1)(3)	422,086
4,361,054	2.90%, 10/25/2059(1)(3)	4,061,769
827,179	3.25%, 03/25/2058(1)(3)	796,981
1,787,927	TRK Trust 1.15%, 07/25/2056(1)(3)	1,551,509
	Verus Securitization Trust
1,858,906	0.82%, 10/25/2063(1)(3)	1,678,187
1,307,908	0.82%, 01/25/2066(1)(3)	1,110,677
1,556,726	0.92%, 02/25/2064(1)(3)	1,380,248
3,538,105	1.01%, 09/25/2066(1)(3)	2,961,504
1,398,788	1.02%, 04/25/2064(1)(3)	1,273,019
945,459	1.03%, 02/25/2066(1)(3)	819,351
798,560	1.50%, 05/25/2065(1)(4)	736,239
248,945	2.42%, 01/25/2060(1)(4)	236,227
279,647	2.64%, 11/25/2059(1)(4)	266,820
989,452	Visio Trust 1.28%, 05/25/2056(1)	911,568
		160,004,671
	Total Asset & Commercial Mortgage-Backed Securities (cost $397,280,724)	$ 362,110,622
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2%
	Aerospace/Defense - 0.3%
	Boeing Co.
$ 5,000,000	2.20%, 02/04/2026	$ 4,612,765
2,000,000	2.75%, 02/01/2026	1,883,516
		6,496,281
	Agriculture - 0.3%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	4,836,353
	Apparel - 0.1%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,476,035
	Auto Manufacturers - 3.4%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,826,125
3,185,000	3.37%, 11/17/2023	3,126,660
4,250,000	3.38%, 11/13/2025	3,983,525
2,800,000	4.06%, 11/01/2024	2,707,148
	General Motors Financial Co., Inc.
3,650,000	1.20%, 10/15/2024	3,409,670
2,500,000	1.25%, 01/08/2026	2,239,068
4,000,000	1.50%, 06/10/2026	3,552,012
1,500,000	1.70%, 08/18/2023	1,472,696
2,850,000	2.90%, 02/26/2025	2,720,059
2,000,000	5.00%, 04/09/2027	1,978,346
	Hyundai Capital America
4,250,000	1.00%, 09/17/2024(1)	3,968,098
2,500,000	2.38%, 02/10/2023(1)	2,498,060
1,825,000	4.13%, 06/08/2023(1)	1,816,276
3,575,000	Mercedes-Benz Finance North America LLC 1.45%, 03/02/2026(1)	3,248,491
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,460,259
	Stellantis Finance U.S., Inc.
12,150,000	1.71%, 01/29/2027(1)	10,696,959
3,000,000	5.63%, 01/12/2028(1)	3,070,828
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,377,444
1,800,000	2.85%, 09/26/2024(1)	1,735,003
3,025,000	4.25%, 11/13/2023(1)	2,999,941
		64,886,668
	Auto Parts & Equipment - 0.0%
795,000	APTIV plc / APTIV Corp. 2.40%, 02/18/2025	758,167
	Beverages - 1.0%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,924,124
7,095,000	Coca-Cola Europacific Partners plc 1.50%, 01/15/2027(1)	6,258,068
	JDE Peet's N.V.
5,325,000	0.80%, 09/24/2024(1)	4,917,728
5,375,000	1.38%, 01/15/2027(1)	4,656,059
		18,755,979
	Biotechnology - 0.6%
2,750,000	Illumina, Inc. 5.80%, 12/12/2025	2,800,935
	Royalty Pharma plc
3,800,000	0.75%, 09/02/2023	3,703,991
6,200,000	1.20%, 09/02/2025	5,618,487
		12,123,413
	Chemicals - 0.6%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	895,386
6,100,000	6.05%, 03/15/2025	6,152,183

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Chemicals - 0.6% - (continued)
$ 2,350,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	$ 2,111,969
1,791,000	LYB International Finance LLC 1.25%, 10/01/2025	1,620,709
		10,780,247
	Commercial Banks - 17.4%
4,000,000	AIB Group plc 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 3 mo. USD SOFR + 3.456% thereafter)(1)(5)	4,137,373
3,000,000	Banco Santander S.A. 0.70%, 06/30/2024, (0.70% fixed rate until 06/30/2023; 12 mo. USD CMT + 0.450% thereafter)(5)	2,937,210
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	4,380,874
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	5,406,120
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 3 mo. USD SOFR + 1.150% thereafter)(5)	2,288,601
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 3 mo. USD SOFR + 1.460% thereafter)(5)	1,977,885
4,300,000	1.53%, 12/06/2025, (1.53% fixed rate until 12/06/2024; 3 mo. USD SOFR + 0.650% thereafter)(5)	4,016,888
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(5)	3,579,379
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	4,808,154
2,500,000	5.08%, 01/20/2027	2,505,957
2,780,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(5)	2,801,828
	Banque Federative du Credit Mutuel S.A.
2,500,000	4.52%, 07/13/2025(1)	2,470,725
3,000,000	4.75%, 07/13/2027(1)	2,972,725
2,500,000	4.94%, 01/26/2026(1)	2,495,375
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(5)	4,252,465
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(5)	3,529,844
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 12 mo. USD CMT + 2.300% thereafter)(5)	2,499,478
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	2,610,988
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 3 mo. USD SOFR + 0.912% thereafter)(1)(5)	1,797,168
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(5)	1,258,739
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Commercial Banks - 17.4% - (continued)
$ 1,445,000	5.13%, 01/13/2029(1)	$ 1,454,843
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,779,524
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	4,377,213
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(5)	742,236
3,000,000	2.38%, 01/14/2025(1)	2,826,826
1,500,000	4.00%, 09/12/2023(1)	1,485,300
3,925,000	4.75%, 07/19/2027(1)	3,893,034
	Citigroup, Inc.
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(5)	1,603,910
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(5)	3,157,728
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(5)	4,315,880
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	3,567,163
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	3,148,245
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(5)	2,578,910
5,000,000	Credit Suisse AG 1.25%, 08/07/2026	4,198,669
	Credit Suisse Group AG
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	1,887,940
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	3,126,477
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(5)	2,901,849
	Danske Bank A/S
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	6,445,804
2,500,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 12 mo. USD CMT + 2.100% thereafter)(1)(5)	2,536,221
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	996,713
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	1,888,544
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 3 mo. USD SOFR + 2.159% thereafter)(5)	2,936,283
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(5)	2,991,962

175

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Commercial Banks - 17.4% - (continued)
$ 3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	$ 3,338,381
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 3 mo. USD SOFR + 3.190% thereafter)(5)	3,384,910
2,425,000	Discover Bank 2.45%, 09/12/2024	2,318,682
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 12 mo. USD CMT + 0.720% thereafter)(1)(5)	2,649,372
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,317,182
975,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 3 mo. USD SOFR + 1.355% thereafter)(5)	941,295
	Goldman Sachs Group, Inc.
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(5)	1,145,055
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(5)	2,107,354
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(5)	1,764,612
2,500,000	3.63%, 02/20/2024	2,464,633
2,700,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(5)	2,643,197
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 3 mo. USD SOFR + 1.725% thereafter)(5)	1,079,186
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	6,596,843
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 3 mo. USD SOFR + 1.100% thereafter)(5)	3,585,294
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(5)	3,337,402
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 3 mo. USD SOFR + 2.110% thereafter)(5)	2,363,536
3,000,000	Huntington Bancshares, Inc. 4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 3 mo. USD SOFR + 1.970% thereafter)(5)(6)	2,917,574
	ING Groep N.V.
2,470,000	1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(5)	2,215,471
2,525,000	3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 3 mo. USD SOFR + 1.640% thereafter)(5)	2,451,572
2,000,000	Intesa Sanpaolo S.p.A. 3.25%, 09/23/2024(1)	1,911,463
	JP Morgan Chase & Co.
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(5)	3,958,348
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Commercial Banks - 17.4% - (continued)
$ 4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(5)	$ 3,756,458
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 3 mo. USD SOFR + 1.455% thereafter)(5)	2,963,892
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	4,377,079
3,500,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 3 mo. USD SOFR + 0.980% thereafter)(5)	3,437,525
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	2,930,304
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(5)	3,994,014
2,540,000	KBC Group N.V. 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 12 mo. USD CMT + 2.100% thereafter)(1)(5)	2,573,108
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,386,352
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	2,077,340
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(5)	1,792,081
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,608,275
8,600,000	4.70%, 01/27/2028	8,563,196
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(5)	7,981,513
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(5)	3,045,821
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(5)	2,673,189
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(5)	2,692,309
2,675,000	4.00%, 07/23/2025	2,629,099
3,335,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(5)	2,960,369
3,385,000	NatWest Markets plc 0.80%, 08/12/2024(1)	3,168,936
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,902,306
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 3 mo. USD SOFR + 2.328% thereafter)(5)	3,027,796
2,500,000	Santander U.K. Group Holdings plc 6.53%, 01/10/2029	2,605,118
	Societe Generale S.A.
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 12 mo. USD CMT + 1.050% thereafter)(1)(5)	3,268,895
5,200,000	4.68%, 06/15/2027(1)	5,162,666

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Commercial Banks - 17.4% - (continued)
$ 2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 12 mo. USD CMT + 2.300% thereafter)(1)(5)	$ 2,562,939
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(5)	731,727
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(5)	1,843,000
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(1)(5)	5,646,634
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(1)(5)(6)	5,250,064
3,000,000	Synchrony Bank 5.63%, 08/23/2027	2,982,882
2,500,000	Toronto-Dominion Bank 4.11%, 06/08/2027(6)	2,448,113
740,000	UBS AG 1.25%, 06/01/2026(1)	656,484
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(5)	4,140,409
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	4,546,526
2,100,000	4.13%, 04/15/2026(1)	2,047,657
5,230,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(5)	4,605,400
	Wells Fargo & Co.
1,635,000	0.81%, 05/19/2025, (0.81% fixed rate until 05/19/2024; 3 mo. USD SOFR + 0.510% thereafter)(5)	1,546,004
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	7,068,364
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	4,437,378
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	4,746,782
3,000,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 3 mo. USD SOFR + 1.560% thereafter)(5)	2,969,389
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(5)	2,719,872
		330,587,677
	Commercial Services - 1.0%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,633,091
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	7,993,119
2,345,000	2.65%, 02/15/2025	2,235,436
1,500,000	4.00%, 06/01/2023	1,493,558
	Howard University, (AGM Insured)
500,000	1.99%, 10/01/2025	459,917
1,965,000	2.42%, 10/01/2024	1,864,818
655,000	2.52%, 10/01/2025	617,270
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,500,520
		19,797,729
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Construction Materials - 0.2%
$ 849,000	Carrier Global Corp. 2.24%, 02/15/2025	$ 805,640
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,176,103
		2,981,743
	Diversified Financial Services - 3.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,241,559
1,000,000	1.75%, 01/30/2026	898,777
3,420,000	2.45%, 10/29/2026	3,074,516
5,650,000	3.15%, 02/15/2024(6)	5,507,944
1,880,000	4.50%, 09/15/2023	1,869,648
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,173,145
1,400,000	4.40%, 09/25/2023	1,387,884
3,050,000	5.25%, 08/11/2025(1)	2,979,400
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,635,351
3,000,000	5.13%, 09/30/2024	2,992,697
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,634,070
4,000,000	4.88%, 10/01/2025(1)	3,846,726
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	3,984,403
2,000,000	4.25%, 04/15/2026(1)	1,897,147
2,950,000	5.13%, 10/01/2023(1)	2,930,880
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,378,299
2,215,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(5)(7)	2,225,269
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,540,888
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	3,912,851
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,978,080
2,105,000	OneMain Finance Corp. 6.13%, 03/15/2024	2,087,044
	Synchrony Financial
1,245,000	4.38%, 03/19/2024	1,231,060
5,200,000	4.88%, 06/13/2025	5,100,269
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,554,611
4,925,000	2.85%, 01/10/2025	4,730,537
		71,793,055
	Electric - 3.2%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,602,060
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,404,999
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,172,424
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(4)	2,400,767
980,000	Duke Energy Corp. 4.30%, 03/15/2028	962,683
	Edison International
2,750,000	2.95%, 03/15/2023	2,741,562
1,840,000	3.55%, 11/15/2024	1,790,018
4,000,000	4.70%, 08/15/2025	3,939,728
	Enel Finance International N.V.
3,230,000	1.38%, 07/12/2026(1)	2,850,609
4,350,000	4.25%, 06/15/2025(1)(6)	4,256,804
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,599,883
1,815,000	Eversource Energy 4.60%, 07/01/2027	1,814,214
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,306,196
410,000	6.88%, 06/21/2023(8)	411,954
1,120,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	1,129,518

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Electric - 3.2% - (continued)
	Pacific Gas and Electric Co.
$ 4,680,000	1.70%, 11/15/2023	$ 4,558,438
2,000,000	4.95%, 06/08/2025	1,978,927
5,150,000	5.45%, 06/15/2027	5,162,529
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,166,462
3,970,000	5.85%, 11/15/2027	4,161,606
3,100,000	Southern Co. 4.48%, 08/01/2024(4)	3,066,225
2,500,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	2,508,738
		59,986,344
	Electronics - 1.1%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,669,352
3,775,000	6.00%, 01/15/2028	3,915,174
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,606,806
	TD SYNNEX Corp.
6,200,000	1.25%, 08/09/2024	5,825,062
4,150,000	1.75%, 08/09/2026	3,605,973
		21,622,367
	Entertainment - 0.8%
2,625,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	2,612,945
1,160,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	1,181,393
	Warnermedia Holdings, Inc.
5,520,000	3.64%, 03/15/2025(1)	5,321,001
6,490,000	3.76%, 03/15/2027(1)	6,073,072
		15,188,411
	Food - 0.4%
3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	3,289,670
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,276,433
		7,566,103
	Gas - 0.7%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	889,024
3,055,000	EQT Corp. 5.68%, 10/01/2025	3,056,986
6,180,000	NiSource, Inc. 0.95%, 08/15/2025	5,629,028
3,890,000	Southwest Gas Corp. 5.80%, 12/01/2027	4,065,545
		13,640,583
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026(1)	2,410,842
7,030,000	6.05%, 04/15/2028(1)	7,124,866
		9,535,708
	Healthcare - Products - 0.1%
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,729,688
	Healthcare - Services - 1.0%
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,779,585
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	2,749,459
3,771,000	2.76%, 10/01/2024	3,642,285
4,175,000	HCA, Inc. 3.13%, 03/15/2027(1)	3,875,465
6,225,000	Humana, Inc. 1.35%, 02/03/2027	5,472,922
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,730,088
		19,249,804
	Home Builders - 0.1%
850,000	Lennar Corp. 4.50%, 04/30/2024	844,185
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Household Products - 0.4%
$ 4,125,000	GSK Consumer Healthcare Capital U.K. plc 3.13%, 03/24/2025	$ 3,965,901
3,135,000	GSK Consumer Healthcare Capital U.S. LLC 3.38%, 03/24/2027	2,962,779
		6,928,680
	Insurance - 1.8%
2,000,000	American International Group, Inc. 2.50%, 06/30/2025	1,902,278
1,080,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	1,010,621
937,000	Assurant, Inc. 4.20%, 09/27/2023	930,074
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,616,794
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	558,718
3,020,000	1.55%, 05/24/2026(1)	2,696,330
2,865,000	1.75%, 01/13/2025(1)	2,659,792
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,506,949
2,355,000	1.75%, 10/07/2026(1)	2,109,838
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	4,860,557
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,789,962
2,020,000	1.40%, 07/07/2025(1)	1,852,779
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,340,462
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	719,790
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,000,003
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,202,097
		34,757,044
	Internet - 0.6%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027	896,370
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,394,431
	Netflix, Inc.
7,550,000	3.63%, 06/15/2025(1)	7,266,875
2,500,000	4.38%, 11/15/2026	2,463,277
		12,020,953
	Investment Company Security - 0.7%
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,629,496
4,275,000	3.25%, 07/15/2027	3,708,221
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,189,856
		12,527,573
	Iron/Steel - 0.1%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	371,638
2,000,000	5.00%, 12/15/2026	1,985,160
		2,356,798
	IT Services - 0.6%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,731,249
4,000,000	HP, Inc. 2.20%, 06/17/2025	3,764,993
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,137,234
700,000	4.88%, 03/01/2024	692,744
		11,326,220
	Lodging - 1.0%
4,325,000	Genting New York LLC / GENNY Capital, Inc. 3.30%, 02/15/2026(1)	3,866,590

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Lodging - 1.0% - (continued)
	Hyatt Hotels Corp.
$ 1,525,000	1.30%, 10/01/2023	$ 1,484,291
2,570,000	1.80%, 10/01/2024	2,435,658
3,000,000	4.85%, 03/15/2026	2,989,684
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	4,897,299
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,299,059
		17,972,581
	Machinery-Diversified - 0.1%
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,744,438
	Media - 0.3%
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.00%, 03/01/2023(1)	3,994,000
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,722,431
		5,716,431
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	3,884,758
2,090,000	4.13%, 05/01/2025	2,016,962
		5,901,720
	Oil & Gas - 1.6%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,035,732
2,000,000	2.88%, 01/15/2026(1)	1,885,015
5,845,000	3.00%, 01/15/2025(1)	5,599,399
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,375,876
2,233,000	Hess Corp. 3.50%, 07/15/2024(6)	2,180,564
5,200,000	Phillips 66 Co. 2.45%, 12/15/2024(1)	4,932,299
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,837,376
4,340,000	7.50%, 01/15/2028(1)	4,529,992
		29,376,253
	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024	2,816,763
5,200,000	1.57%, 01/15/2026	4,695,636
2,000,000	1.65%, 01/15/2027	1,747,030
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	3,978,652
		13,238,081
	Pharmaceuticals - 0.6%
1,400,000	Bayer U.S. Finance LLC 3.88%, 12/15/2023(1)	1,383,326
	Teva Pharmaceutical Finance Netherlands III B.V.
5,350,000	2.80%, 07/21/2023	5,273,923
5,000,000	4.75%, 05/09/2027	4,625,161
755,000	Viatris, Inc. 1.65%, 06/22/2025	693,586
		11,975,996
	Pipelines - 1.7%
	Energy Transfer L.P.
1,870,000	2.90%, 05/15/2025	1,783,136
1,130,000	4.20%, 09/15/2023	1,121,439
2,150,000	4.50%, 04/15/2024	2,131,669
3,000,000	5.55%, 02/15/2028	3,048,690
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,327,915
2,160,000	MPLX L.P. 1.75%, 03/01/2026	1,961,802
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,612,300
2,775,000	Targa Resources Corp. 5.20%, 07/01/2027	2,785,945
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Pipelines - 1.7% - (continued)
$ 5,725,000	Western Midstream Operating L.P. 3.35%, 02/01/2025	$ 5,467,375
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,457,997
		31,698,268
	Real Estate Investment Trusts - 2.9%
	American Tower Corp.
905,000	1.30%, 09/15/2025	822,783
3,250,000	1.60%, 04/15/2026	2,933,593
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	3,767,315
8,600,000	Crown Castle, Inc. 1.05%, 07/15/2026	7,578,489
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	4,965,963
2,000,000	1.25%, 07/15/2025	1,829,929
3,825,000	1.45%, 05/15/2026	3,427,431
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,101,930
3,200,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	2,823,386
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	880,716
1,390,000	1.88%, 07/15/2050(1)	1,247,901
1,745,000	2.84%, 01/15/2050(1)	1,648,946
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,839,846
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,529,378
1,985,000	VICI Properties L.P. 4.38%, 05/15/2025	1,941,016
5,000,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,718,236
1,575,000	Vornado Realty L.P. 2.15%, 06/01/2026	1,358,606
2,000,000	Welltower OP LLC 3.63%, 03/15/2024	1,966,597
		54,382,061
	Retail - 0.1%
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,719,229
	Semiconductors - 1.3%
3,232,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027(6)	3,109,642
1,563,000	Broadcom, Inc. 3.46%, 09/15/2026	1,492,099
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,662,462
4,775,000	0.98%, 09/01/2024	4,469,641
2,400,000	2.67%, 09/01/2023	2,365,823
860,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024	857,880
	Skyworks Solutions, Inc.
795,000	0.90%, 06/01/2023	782,724
5,610,000	1.80%, 06/01/2026	5,008,843
		23,749,114
	Software - 1.2%
	Fidelity National Information Services, Inc.
3,000,000	1.15%, 03/01/2026	2,672,590
3,500,000	4.50%, 07/15/2025	3,462,393
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,864,250
	Oracle Corp.
3,425,000	1.65%, 03/25/2026	3,119,813
915,000	5.80%, 11/10/2025	940,033
2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	2,098,669
	VMware, Inc.
5,150,000	1.00%, 08/15/2024	4,840,540
2,400,000	1.40%, 08/15/2026	2,122,720
		23,121,008

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 55.2% - (continued)
	Telecommunications - 1.1%
$ 4,500,000	AT&T, Inc. 1.70%, 03/25/2026	$ 4,121,545
70,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	68,978
1,430,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,281,514
7,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	7,255,220
	T-Mobile USA, Inc.
2,000,000	2.25%, 02/15/2026	1,853,553
2,000,000	3.50%, 04/15/2025	1,941,276
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	903,894
3,000,000	1.45%, 03/20/2026	2,728,903
		20,154,883
	Transportation - 0.2%
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,308,040
	Trucking & Leasing - 1.3%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,041,908
1,450,000	2.63%, 03/20/2025(1)	1,367,828
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,475,311
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,683,084
1,425,000	2.70%, 11/01/2024(1)	1,358,246
2,065,000	3.45%, 07/01/2024(1)	2,005,176
1,250,000	3.90%, 02/01/2024(1)	1,229,262
2,000,000	4.13%, 08/01/2023(1)	1,989,258
2,275,000	4.40%, 07/01/2027(1)	2,215,142
2,645,000	5.70%, 02/01/2028(1)	2,707,416
		24,072,631
	Total Corporate Bonds (cost $1,108,149,185)	$ 1,046,684,542
SENIOR FLOATING RATE INTERESTS - 17.4%(9)
	Advertising - 0.1%
1,283,550	ABG Intermediate Holdings 2 LLC 8.16%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 1,272,319
974,987	Clear Channel Outdoor Holdings, Inc. 8.32%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	925,779
500,183	CMG Media Corp. 8.23%, 12/17/2026, 3 mo. USD LIBOR + 3.500%	473,508
		2,671,606
	Aerospace/Defense - 0.3%
1,092,263	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	1,092,535
3,657,641	TransDigm, Inc. 6.98%, 12/09/2025, 3 mo. USD LIBOR + 2.250%	3,648,095
		4,740,630
	Airlines - 0.3%
492,525	Air Canada 8.13%, 08/11/2028, 3 mo. USD LIBOR + 3.500%	491,732
1,175,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	1,205,656
926,347	Kestrel Bidco, Inc. 7.51%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	887,617
409,500	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	426,494
1,135,250	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,172,861
1,004,975	United Airlines, Inc. 8.57%, 04/21/2028, 3 mo. USD LIBOR + 3.750%	1,002,724
		5,187,084
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Apparel - 0.2%
$ 988,567	Birkenstock GmbH & Co. KG 7.69%, 04/28/2028, 3 mo. USD LIBOR + 3.250%	$ 985,166
2,700,938	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	2,681,518
		3,666,684
	Auto Parts & Equipment - 0.2%
	Clarios Global L.P.
EUR 1,907,335	5.38%, 04/30/2026, 1 mo. EURIBOR + 3.250%	2,012,971
$ 1,299,527	7.82%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,293,263
556,678	First Brands Group LLC 10.25%, 03/30/2027, 3 mo. USD SOFR + 5.000%	543,596
		3,849,830
	Beverages - 0.0%
606,250	Sunshine Investments B.V. 8.52%, 07/12/2029, 3 mo. USD SOFR + 4.250%	600,188
	Chemicals - 0.5%
190,024	Avient Corp. 7.93%, 08/29/2029, 3 mo. USD SOFR + 3.250%	190,309
1,325,000	Axalta Coating Systems Dutch Holding B B.V. 7.51%, 12/20/2029, 1 mo. USD SOFR + 3.000%	1,329,969
903,900	CPC Acquisition Corp. 8.48%, 12/29/2027, 3 mo. USD LIBOR + 3.750%	736,678
3,960,000	Diamond (BC) B.V. 7.57%, 09/29/2028, 1 mo. USD LIBOR + 2.750%	3,912,638
1,150,133	Element Solutions, Inc. 6.55%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,149,110
437,942	Messer Industries GmbH 7.23%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	436,620
258,041	Starfruit Finco B.V. 7.53%, 10/01/2025, 3 mo. USD LIBOR + 2.750%	255,138
	Tronox Finance LLC
843,075	7.03%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	834,340
1,004,275	7.83%, 04/04/2029, 3 mo. USD SOFR + 3.250%	999,254
		9,844,056
	Commercial Services - 1.5%
1,896,225	AlixPartners LLP 7.32%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,891,750
923,443	Allied Universal Holdco LLC 8.41%, 05/12/2028, 1 mo. USD LIBOR + 3.750%	889,165
	Amentum Government Services Holdings LLC
363,175	8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	357,273
624,000	8.47%, 01/29/2027, 3 mo. USD LIBOR + 4.000%	617,242
1,229,437	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	1,215,151
	Belron Finance U.S. LLC
480,000	6.94%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	479,400
776,175	7.06%, 04/13/2028, 3 mo. USD LIBOR + 2.500%	774,724
378,300	7.06%, 10/30/2026, 3 mo. USD LIBOR + 2.250%	377,668
EUR 1,675,000	Boels Topholding B.V. 5.07%, 02/06/2027, 3 mo. EURIBOR + 3.250%	1,781,953

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Commercial Services - 1.5% - (continued)
EUR 240,000	Boluda Corporacion Maritima S.L. 5.58%, 07/30/2026, 1 mo. EURIBOR + 3.500%	$ 255,862
$ 805,982	BrightView Landscapes LLC 7.91%, 04/20/2029, 1 mo. USD SOFR + 3.250%	791,209
1,132,800	Corporation Service Co. 7.91%, 11/02/2029, 1 mo. USD SOFR + 3.250%	1,132,302
1,077,966	Ensemble RCM LLC 8.53%, 08/03/2026, 3 mo. USD LIBOR + 3.750%	1,077,201
620,000	Fugue Finance LLC 0.00%, 01/25/2028, 1 mo. USD SOFR + 4.500%(10)	619,225
	Hertz Corp.
839,804	7.82%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	835,412
160,681	7.82%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	159,841
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 5.36%, 07/15/2025, 6 mo. EURIBOR + 2.625%	493,448
	Trans Union LLC
$ 1,277,403	6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	1,269,419
919,902	6.82%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	917,390
3,461,363	United Rentals, Inc. 6.32%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	3,460,497
	Verisure Holding AB
EUR 3,280,000	5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	3,379,109
1,510,000	5.64%, 07/20/2026, 3 mo. EURIBOR + 3.250%	1,571,320
$ 598,244	Verscend Holding Corp. 8.57%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	596,533
2,647,838	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	2,638,914
1,003,700	WW International, Inc. 8.07%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	587,998
		28,170,006
	Construction Materials - 0.6%
994,106	Chamberlain Group, Inc. 7.82%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	958,488
1,210,763	Ingersoll-Rand Services Co. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	1,205,786
1,723,750	Jeld-Wen, Inc. 6.82%, 07/28/2028, 1 mo. USD LIBOR + 2.250%	1,651,215
	Quikrete Holdings, Inc.
1,928,064	7.19%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,915,531
1,736,875	7.57%, 03/18/2029, 1 mo. USD LIBOR + 3.000%	1,729,181
2,070,371	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	2,067,783
1,757,250	Zurn Holdings, Inc. 6.57%, 10/04/2028, 1 mo. USD LIBOR + 2.000%	1,754,614
		11,282,598
	Distribution/Wholesale - 0.4%
2,515,500	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,510,947
3,008,888	Core & Main L.P. 7.15%, 07/27/2028, 6 mo. USD LIBOR + 2.500%	2,994,776
2,487,125	Univar Solutions USA, Inc. 6.32%, 06/03/2028, 1 mo. USD LIBOR + 1.750%	2,479,863
		7,985,586
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Diversified Financial Services - 0.5%
$ 1,950,144	Blackhawk Network Holdings, Inc. 7.54%, 06/15/2025, 1 mo. USD SOFR + 3.000%	$ 1,927,892
988,484	Deerfield Dakota Holding LLC 8.31%, 04/09/2027, 1 mo. USD SOFR + 3.750%	954,589
479,500	Delos Finance S.a.r.l. 6.48%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	479,327
2,493,883	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	2,484,132
602,816	NFP Corp. 7.82%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	590,573
1,012,563	Russell Investments U.S. Inst'l Holdco, Inc. 8.07%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	991,259
1,900,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	1,895,934
		9,323,706
	Electric - 0.1%
1,149,156	ExGen Renewables IV LLC 7.24%, 12/15/2027, 3 mo. USD LIBOR + 2.500%	1,146,467
	Electronics - 0.2%
1,851,525	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	1,842,841
1,083,500	Ingram Micro, Inc. 8.23%, 06/30/2028, 3 mo. USD LIBOR + 3.500%	1,078,538
EUR 225,000	Zephyr German BidCo GmbH 5.68%, 03/10/2028, 3 mo. EURIBOR + 3.500%	229,475
		3,150,854
	Engineering & Construction - 0.3%
$ 753,525	Artera Services LLC 8.23%, 03/06/2025, 3 mo. USD LIBOR + 3.500%	627,784
1,170,709	Brand Energy & Infrastructure Services, Inc. 9.06%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,090,644
2,118,284	Brown Group Holding LLC 7.05%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	2,106,040
346,500	Fluidra S.A. 6.66%, 01/29/2029, 1 mo. USD SOFR + 2.000%	341,736
881,100	KKR Apple Bidco LLC 7.32%, 09/23/2028, 1 mo. USD LIBOR + 3.000%	877,250
		5,043,454
	Entertainment - 0.6%
EUR 370,000	Banijay Entertainment S.A.S 5.91%, 03/01/2025, 3 mo. EURIBOR + 3.750%	398,895
$ 1,030,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(10)	1,028,568
	Crown Finance U.S., Inc.
1,606,026	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	264,802
794,281	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	800,166
1,930,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	1,934,420
1,214,688	Golden Entertainment, Inc. 7.52%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,211,651
532,325	Great Canadian Gaming Corp. 8.75%, 11/01/2026, 3 mo. USD LIBOR + 4.000%	528,668
203,112	NASCAR Holdings, Inc. 7.07%, 10/19/2026, 1 mo. USD LIBOR + 2.500%	203,026

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Entertainment - 0.6% - (continued)
$ 726,350	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	$ 725,340
1,845,725	Scientific Games International, Inc. 7.58%, 04/14/2029, 1 mo. USD SOFR + 3.000%	1,838,804
2,415,715	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	2,401,366
		11,335,706
	Environmental Control - 0.2%
1,485,000	Clean Harbors, Inc. 6.57%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,486,485
1,052,604	Covanta Holding Corp. 7.06%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	1,052,983
365,375	Filtration Group Corp. 8.07%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	363,245
		2,902,713
	Food - 0.4%
340,800	8th Avenue Food & Provisions, Inc. 8.32%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	294,305
910,447	B&G Foods, Inc. 7.07%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	870,423
EUR 1,290,000	Bellis Acquisition Co. plc 4.55%, 02/16/2026, 6 mo. EURIBOR + 2.750%	1,316,525
$ 1,573,112	CHG PPC Parent LLC 7.63%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	1,561,314
931,125	Froneri International Ltd. 6.82%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	921,190
716,625	Hostess Brands LLC 7.08%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	716,353
	U.S. Foods, Inc.
984,317	6.57%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	981,305
848,128	7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	848,484
931,371	UTZ Quality Foods LLC 7.67%, 01/20/2028, 1 mo. USD SOFR + 3.000%	929,210
		8,439,109
	Food Service - 0.1%
	Aramark Services, Inc.
554,934	6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	550,656
951,150	6.32%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	939,860
1,231,985	7.07%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,228,141
		2,718,657
	Hand/Machine Tools - 0.1%
1,003,450	Alliance Laundry Systems LLC 8.31%, 10/08/2027, 3 mo. USD LIBOR + 3.500%	1,000,319
	Healthcare - Products - 0.5%
1,202,412	Agiliti Health, Inc. 7.13%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	1,197,521
	Avantor Funding, Inc.
EUR 704,275	4.63%, 06/12/2028, 1 mo. EURIBOR + 2.500%	758,134
$ 2,644,273	6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	2,641,311
723,975	Insulet Corp. 7.93%, 05/04/2028, 3 mo. USD SOFR + 3.250%	722,621
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Healthcare - Products - 0.5% - (continued)
$ 2,002,481	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	$ 1,942,126
2,220,646	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	2,173,458
		9,435,171
	Healthcare - Services - 0.6%
	ADMI Corp.
1,606,387	7.94%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,477,475
582,625	8.32%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	537,471
1,477,519	AHP Health Partners, Inc. 8.07%, 08/24/2028, 1 mo. USD LIBOR + 3.500%	1,463,852
EUR 1,495,000	Biogroup-LCD 4.74%, 02/09/2028, 3 mo. EURIBOR + 3.000%	1,496,177
$ 1,227,097	Catalent Pharma Solutions, Inc. 6.56%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,220,703
998	Envision Healthcare Corp. 8.83%, 03/31/2027, 3 mo. USD SOFR + 4.250%	397
1,295,212	EyeCare Partners LLC 8.48%, 11/15/2028, 3 mo. USD LIBOR + 3.750%	1,075,674
536,657	ICON Luxembourg S.a.r.l. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	536,459
EUR 532,882	IQVIA, Inc. 4.20%, 06/11/2025, 3 mo. EURIBOR + 2.000%	576,217
$ 1,488,750	Parexel International Corp. 7.82%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	1,475,381
1,611,259	Surgery Center Holdings, Inc. 8.21%, 08/31/2026, 3 mo. USD LIBOR + 3.750%	1,606,828
		11,466,634
	Home Builders - 0.1%
742,500	Installed Building Products, Inc. 6.82%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	735,632
1,117,975	Tecta America Corp. 8.93%, 04/10/2028, 1 mo. USD SOFR + 4.250%	1,093,379
		1,829,011
	Home Furnishings - 0.1%
1,251,829	Mattress Firm, Inc. 8.44%, 09/25/2028, 3 mo. USD LIBOR + 4.250%	1,153,247
783,822	Weber-Stephen Products LLC 7.82%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	684,277
		1,837,524
	Insurance - 1.0%
	Acrisure LLC
2,163,163	8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,082,391
366,300	8.82%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	355,923
908,500	Alliant Holdings Intermediate LLC 8.01%, 11/06/2027, 1 mo. USD LIBOR + 3.500%	906,438
	AssuredPartners, Inc.
292,788	8.06%, 02/12/2027, 1 mo. USD SOFR + 3.500%	289,218
109,725	8.81%, 02/12/2027, 1 mo. USD SOFR + 4.250%	109,634
	Asurion LLC
2,777,306	7.82%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,651,466
859,687	7.82%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	810,702
1,210,256	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	1,143,692

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Insurance - 1.0% - (continued)
$ 1,055,000	9.82%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	$ 876,177
1,240,000	9.82%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	1,034,631
	Hub International Ltd.
1,322,675	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	1,320,374
1,066,978	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	1,065,548
535,000	8.22%, 11/10/2029, 3 mo. USD SOFR + 4.000%	534,363
971,241	Ryan Specialty Group LLC 7.66%, 09/01/2027, 1 mo. USD SOFR + 3.000%	968,210
	Sedgwick Claims Management Services, Inc.
1,716,994	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,708,169
1,621,420	8.32%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,618,713
162,350	8.82%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	162,282
2,012,707	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	2,012,204
		19,650,135
	Internet - 0.3%
541,750	Adevinta ASA 7.48%, 06/26/2028, 3 mo. USD LIBOR + 2.750%	540,845
993,913	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	935,938
	Go Daddy Operating Co. LLC
950,625	6.57%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	948,515
1,087,527	7.81%, 11/09/2029, 1 mo. USD SOFR + 3.250%	1,090,387
1,241,079	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	1,226,894
1,864,499	NortonLifeLock, Inc. 6.66%, 09/12/2029, 1 mo. USD SOFR + 2.000%	1,859,054
		6,601,633
	IT Services - 0.1%
2,041,657	Tempo Acquisition LLC 7.56%, 08/31/2028, 1 mo. USD SOFR + 3.000%	2,042,943
	Leisure Time - 0.3%
	Carnival Corp.
1,411,577	7.57%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,387,382
1,663,200	7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,621,620
2,206,400	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	2,176,062
975,150	MajorDrive Holdings IV LLC 8.81%, 06/01/2028, 3 mo. USD LIBOR + 4.000%	941,371
463,540	SRAM LLC 7.32%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	457,746
		6,584,181
	Lodging - 0.3%
	Caesars Resort Collection LLC
2,196,780	7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,193,880
418,542	8.07%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	418,215
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Lodging - 0.3% - (continued)
$ 948,561	Four Seasons Hotels Ltd. 7.91%, 11/30/2029, 1 mo. USD SOFR + 3.250%	$ 951,881
974,847	Hilton Domestic Operating Co., Inc. 6.38%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	973,160
993,083	Station Casinos LLC 6.82%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	984,871
		5,522,007
	Machinery - Construction & Mining - 0.1%
1,838,775	Brookfield WEC Holdings, Inc. 7.32%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,835,337
	Machinery-Diversified - 0.1%
955,366	Gardner Denver, Inc. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	951,440
1,842,174	Vertical U.S. Newco, Inc. 8.60%, 07/30/2027, 6 mo. USD LIBOR + 3.500%	1,807,375
		2,758,815
	Media - 1.2%
824,325	Altice Financing S.A. 7.58%, 01/31/2026, 3 mo. USD LIBOR + 0.500%	805,778
669,588	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	668,335
2,004,350	Cable One, Inc. 6.57%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,979,717
1,578,464	Charter Communications Operating LLC 6.32%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,572,355
	CSC Holdings LLC
1,069,971	6.96%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	991,060
2,098,513	8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%	1,987,040
495,560	DirecTV Financing LLC 9.57%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	486,631
	E.W. Scripps Co.
683,490	7.13%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	679,902
614,900	7.32%, 01/07/2028, 1 mo. USD LIBOR + 2.750%	612,016
1,193,748	Gray Television, Inc. 6.87%, 01/02/2026, 1 mo. USD LIBOR + 2.500%	1,187,529
628,990	Nexstar Broadcasting, Inc. 7.07%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	628,725
863,839	Sinclair Television Group, Inc. 7.07%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	841,526
2,630,000	Telenet Financing USD LLC 6.46%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	2,604,173
	Virgin Media Bristol LLC
EUR 800,000	5.17%, 01/31/2029, 1 mo. EURIBOR + 3.250%	852,013
$ 2,325,000	6.96%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,310,771
585,000	7.71%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	584,819
EUR 1,400,000	Virgin Media SFA Finance Ltd. 4.42%, 01/31/2029, 1 mo. EURIBOR + 2.500%	1,456,138
1,310,000	Ziggo B.V. 3.76%, 01/31/2029, 6 mo. EURIBOR + 3.000%	1,344,656
$ 1,345,000	Ziggo Financing Partnership 6.96%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,332,814
		22,925,998

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Mining - 0.0%
$ 738,750	American Rock Salt Co. LLC 8.57%, 06/09/2028, 1 mo. USD LIBOR + 4.000%	$ 715,354
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.70%, 03/16/2029, 3 mo. EURIBOR + 3.750%	1,553,492
$ 496,975	Momentive Performance Materials, Inc. 7.82%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	496,200
		2,049,692
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
1,817,629	7.65%, 03/11/2028, 3 mo. USD LIBOR + 3.250%	1,763,100
775,188	8.14%, 03/11/2028, 3 mo. USD LIBOR + 3.750%	764,048
1,184,050	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	1,161,648
326,700	Pretium PKG Holdings, Inc. 8.78%, 10/02/2028, 3 mo. USD LIBOR + 4.000%	286,634
1,931,185	TricorBraun Holdings, Inc. 7.82%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,874,794
		5,850,224
	Pharmaceuticals - 0.8%
989,625	Bausch Health Cos., Inc. 9.83%, 02/01/2027, 1 mo. USD SOFR + 5.150%	759,003
4,797,644	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	4,719,682
1,609,361	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	1,568,999
1,817,625	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	1,817,625
1,549,954	Jazz Financing Lux S.a.r.l. 8.07%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	1,547,769
1,745,313	Organon & Co. 7.75%, 06/02/2028, 3 mo. USD LIBOR + 3.000%	1,740,007
1,874,637	Pathway Vet Alliance LLC 8.32%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,557,955
133,709	PRA Health Sciences, Inc. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	133,659
770,000	Prestige Brands, Inc. 6.57%, 07/03/2028, 1 mo. USD LIBOR + 2.000%	767,112
		14,611,811
	Pipelines - 0.5%
234,766	BCP Renaissance Parent LLC 8.07%, 10/31/2024, 1 mo. USD LIBOR + 3.500%	233,593
719,761	Buckeye Partners L.P. 6.63%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	719,538
904,478	DT Midstream, Inc. 6.57%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	905,609
2,176,793	Medallion Midland Acquisition LLC 8.59%, 10/18/2028, 3 mo. USD SOFR + 3.750%	2,174,072
751,638	NorthRiver Midstream Finance L.P. 8.00%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	750,427
1,037,080	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	1,033,191
573,104	Traverse Midstream Partners LLC 8.80%, 09/27/2024, 3 mo. USD SOFR + 4.250%	572,674
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Pipelines - 0.5% - (continued)
$ 2,205,025	UGI Energy Services LLC 8.07%, 08/13/2026, 1 mo. USD LIBOR + 3.500%	$ 2,203,305
280,000	Whitewater Whistler Holdings LLC 0.00%, 01/25/2030, 1 mo. USD SOFR + 3.250%(10)	279,650
		8,872,059
	Retail - 1.5%
1,741,079	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,719,943
1,973,947	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	1,970,650
864,865	EG Group Ltd. 8.98%, 03/31/2026, 3 mo. USD LIBOR + 4.250%	832,432
940,675	Foundation Building Materials Holding Co. LLC 8.07%, 01/31/2028, 1 mo. USD LIBOR + 3.250%	911,477
3,048,091	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	2,992,464
1,021,688	Harbor Freight Tools USA, Inc. 7.32%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	1,006,464
	IRB Holding Corp.
464,284	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	463,198
1,183,912	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,170,594
1,711,267	KFC Holding Co. 6.20%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	1,700,571
1,986,544	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	1,789,955
1,695,400	Les Schwab Tire Centers 6.58%, 11/02/2027, 3 mo. USD LIBOR + 3.250%	1,689,042
501,597	Medical Solutions Holdings, Inc. 8.07%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	483,860
1,723,750	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	1,580,472
1,341,112	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	1,325,891
1,132,750	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,123,552
3,974,659	Pilot Travel Centers LLC 6.66%, 08/04/2028, 1 mo. USD SOFR + 2.000%	3,963,649
1,988,137	SRS Distribution, Inc. 8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	1,914,655
995,380	White Cap Buyer LLC 8.31%, 10/19/2027, 1 mo. USD SOFR + 3.750%	985,606
		27,624,475
	Semiconductors - 0.2%
1,380,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	1,384,319
1,097,250	MKS Instruments, Inc. 7.36%, 08/17/2029, 1 mo. USD SOFR + 2.750%	1,094,112
379,055	ON Semiconductor Corp. 6.66%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	379,055
498,687	Synaptics, Inc. 7.40%, 12/02/2028, 6 mo. USD LIBOR + 2.250%	492,579
		3,350,065
	Software - 1.8%
	Athenahealth, Inc.
78,804	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.500%(11)	74,535
643,096	8.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	608,259

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Software - 1.8% - (continued)
$ 1,108,800	CCC Intelligent Solutions, Inc. 6.80%, 09/21/2028, 1 mo. USD LIBOR + 2.250%	$ 1,104,919
1,567,237	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	1,547,161
4,758,100	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	4,745,349
1,902,803	E2open LLC 7.88%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,899,245
530,988	EP Purchaser LLC 8.23%, 11/06/2028, 3 mo. USD LIBOR + 3.500%	529,395
532,063	Epicor Software Corp. 7.82%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	521,986
1,568,698	Hyland Software, Inc. 8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,563,176
2,208,900	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	2,080,519
1,000,550	Mitchell International, Inc. 8.41%, 10/15/2028, 3 mo. USD LIBOR + 3.750%	953,444
303,735	Navicure, Inc. 8.57%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	301,269
2,060,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(10)	2,055,365
1,881,260	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,869,502
1,007,892	Playtika Holding Corp. 7.32%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	998,044
2,083,625	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	1,977,485
1,324,646	RealPage, Inc. 7.57%, 04/24/2028, 1 mo. USD LIBOR + 3.000%	1,290,047
	Science Applications International Corp.
881,175	6.54%, 10/31/2025, 1 mo. USD SOFR + 1.875%	881,034
1,590,667	6.54%, 03/12/2027, 1 mo. USD SOFR + 1.875%	1,590,094
232,646	SS&C European Holdings S.a.r.l. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	232,065
1,681,608	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,677,404
556,443	Surf Holdings LLC 8.23%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	547,996
	Ultimate Software Group, Inc.
1,524,330	8.03%, 05/04/2026, 3 mo. USD LIBOR + 3.250%	1,497,852
624,038	8.58%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	617,367
196,471	Verint Systems, Inc. 6.37%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	195,489
3,479,049	Zelis Healthcare Corp. 8.07%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,468,020
		34,827,021
	Telecommunications - 0.6%
1,003,526	Altice France S.A. 8.52%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	963,385
52,422	CenturyLink, Inc. 6.82%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	50,624
	Ciena Corp.
1,680,525	6.24%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,675,282
715,000	6.98%, 01/18/2030, 1 mo. USD SOFR + 2.500%	714,106
1,042,258	Level 3 Financing, Inc. 6.32%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,023,373
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.4%(9) - (continued)
	Telecommunications - 0.6% - (continued)
	Lorca Holdco Ltd.
EUR 1,390,000	6.32%, 09/17/2027, 6 mo. EURIBOR + 3.750%	$ 1,479,027
1,237,234	6.82%, 09/17/2027, 6 mo. EURIBOR + 4.250%	1,329,927
$ 692,738	Numericable Group S.A. 7.58%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	683,732
819,625	Xplornet Communications, Inc. 8.57%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	647,799
576,857	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	565,320
1,898,776	Zayo Group Holdings, Inc. 7.57%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,589,048
		10,721,623
	Transportation - 0.3%
1,757,072	First Student Bidco, Inc. 7.73%, 07/21/2028, 3 mo. USD LIBOR + 3.000%	1,656,779
2,716,937	Genesee & Wyoming, Inc. 6.73%, 12/30/2026, 3 mo. USD LIBOR + 2.000%	2,710,987
1,004,137	Savage Enterprises LLC 7.80%, 09/15/2028, 1 mo. USD LIBOR + 3.250%	1,000,582
		5,368,348
	Total Senior Floating Rate Interests (cost $337,914,913)	$ 329,539,314
U.S. GOVERNMENT AGENCIES - 2.5%
	Mortgage-Backed Agencies - 2.5%
	FHLMC - 1.0%
1,091,789	1.00%, 05/25/2033	$ 988,844
4,294,616	1.00%, 01/15/2041	3,831,351
2,574,161	1.00%, 05/15/2041	2,357,127
1,245,910	1.00%, 06/15/2044	1,143,268
977,798	1.25%, 07/15/2031	944,922
258,473	1.50%, 01/15/2027	252,555
1,642,286	2.00%, 09/15/2041	1,524,035
2,280,310	2.50%, 12/15/2042	2,096,615
1,833,529	3.00%, 04/01/2031	1,785,580
309,625	3.50%, 04/01/2027	301,990
2,523,335	3.50%, 03/01/2032	2,471,189
108,475	3.50%, 09/15/2043	106,106
231,285	3.75%, 05/15/2039(4)	228,961
831,431	5.46%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(2)	827,300
		18,859,843
	FNMA - 1.1%
894,765	1.50%, 11/25/2042	825,556
1,869,369	2.00%, 04/25/2034	1,785,583
2,319,990	2.00%, 12/25/2042	2,036,881
3,303,305	2.50%, 03/25/2035	3,141,274
3,191,689	3.00%, 02/25/2043	2,971,554
52,561	3.00%, 04/25/2043	51,228
713,436	3.00%, 05/25/2047	680,842
2,096,384	3.25%, 11/25/2043	1,998,353
309,732	3.50%, 11/01/2026	306,404
1,182,960	3.50%, 12/01/2026	1,152,796
151,613	3.50%, 12/01/2028	149,235
2,576,433	3.50%, 10/25/2035	2,468,311
1,212,764	3.50%, 07/25/2045	1,180,614
581,808	3.50%, 05/25/2056	561,413
2,300,708	4.00%, 11/25/2041	2,207,410
		21,517,454

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 2.5% - (continued)
	Mortgage-Backed Agencies - 2.5% - (continued)
	GNMA - 0.4%
$ 1,422,442	2.00%, 05/20/2046		$ 1,247,610
3,470,312	2.50%, 10/20/2041		3,260,540
1,740,364	2.50%, 07/20/2042		1,651,223
585,311	3.00%, 08/20/2045		559,219
720,553	3.50%, 05/20/2048		699,651
69,309	5.00%, 08/20/2039		69,816
			7,488,059
	Total U.S. Government Agencies (cost $51,311,098)		$ 47,865,356
U.S. GOVERNMENT SECURITIES - 4.6%
	U.S. Treasury Securities - 4.6%
	U.S. Treasury Notes - 4.6%
10,000,000	0.13%, 05/15/2023		$ 9,872,656
5,000,000	0.13%, 02/15/2024		4,767,774
10,000,000	0.25%, 06/15/2024		9,428,906
5,000,000	1.38%, 02/15/2023		4,993,914
10,000,000	1.50%, 02/15/2025		9,473,047
15,000,000	2.63%, 05/31/2027		14,349,609
25,000,000	2.75%, 05/15/2025		24,262,695
10,950,000	3.25%, 06/30/2027		10,745,543
	Total U.S. Government Securities (cost $90,332,275)		$ 87,894,144
	Total Long-Term Investments (cost $1,984,988,195)		$ 1,874,093,978
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.1%
2,702,571	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $2,702,892; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $2,756,683		$ 2,702,571
	Securities Lending Collateral - 0.2%
570,523	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(12)		570,523
1,901,744	HSBC US Government Money Market Fund, 4.22%(12)		1,901,744
570,523	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(12)		570,523
570,523	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(12)		570,523
			3,613,313
	Total Short-Term Investments (cost $6,315,884)		$ 6,315,884
	Total Investments (cost $1,991,304,079)	99.1%	$ 1,880,409,862
	Other Assets and Liabilities	0.9%	17,181,238
	Total Net Assets	100.0%	$ 1,897,591,100
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $741,303,052, representing 39.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,215,000 at January 31, 2023.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $411,954, representing 0.0% of net assets.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2023, the aggregate value of the unfunded commitment was $74,535, which represents to 0.0% of total net assets.
(12)	Current yield as of period end.

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,480	03/31/2023	$ 304,359,688	$ 1,176,479
Short position contracts:
U.S. Treasury 5-Year Note Future	1,373	03/31/2023	$ 149,989,524	$ (1,597,173)
U.S. Treasury 10-Year Note Future	278	03/22/2023	31,835,344	(528,253)
Total				$ (2,125,426)
Total futures contracts				$ (948,947)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,826,779	USD	TDB	02/06/2023	$ 16,266
2,780,054	USD	2,614,000	EUR	TDB	02/06/2023	(62,991)
25,176,409	USD	23,031,908	EUR	TDB	02/28/2023	91,821
2,832,002	USD	2,614,000	EUR	TDB	03/07/2023	(16,297)
Total foreign currency contracts						$ 28,799
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 362,110,622	$ —	$ 362,110,622	$ —
Corporate Bonds	1,046,684,542	—	1,046,684,542	—
Senior Floating Rate Interests	329,539,314	—	329,539,314	—
U.S. Government Agencies	47,865,356	—	47,865,356	—
U.S. Government Securities	87,894,144	—	87,894,144	—
Short-Term Investments	6,315,884	3,613,313	2,702,571	—
Foreign Currency Contracts(2)	108,087	—	108,087	—
Futures Contracts(2)	1,176,479	1,176,479	—	—
Total	$ 1,881,694,428	$ 4,789,792	$ 1,876,904,636	$ —
Liabilities
Foreign Currency Contracts(2)	$ (79,288)	$ —	$ (79,288)	$ —
Futures Contracts(2)	(2,125,426)	(2,125,426)	—	—
Total	$ (2,204,714)	$ (2,125,426)	$ (79,288)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
187

Hartford Small Cap Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Banks - 18.5%
42,843	Bank OZK	$ 1,956,640
67,754	Berkshire Hills Bancorp, Inc.	2,103,762
84,166	Cadence Bank	2,152,966
21,048	Federal Agricultural Mortgage Corp. Class C	2,798,753
72,654	First Hawaiian, Inc.	1,993,626
60,575	First Interstate BancSystem, Inc. Class A	2,173,431
163,945	FNB Corp.	2,339,495
109,897	Home BancShares, Inc.	2,623,241
67,368	Pacific Premier Bancorp, Inc.	2,178,681
123,194	Radian Group, Inc.	2,722,587
55,006	Sandy Spring Bancorp, Inc.	1,859,203
		24,902,385
	Capital Goods - 10.1%
51,341	Air Lease Corp.	2,308,805
29,371	EnerSys	2,438,380
88,886	Kennametal, Inc.	2,533,251
21,108	McGrath Rent Corp.	2,101,090
152,649	REV Group, Inc.	1,955,434
63,987	Spirit AeroSystems Holdings, Inc. Class A	2,313,130
		13,650,090
	Commercial & Professional Services - 6.4%
162,679	BrightView Holdings, Inc.*	1,293,298
138,786	CoreCivic, Inc.*	1,476,683
63,173	Deluxe Corp.	1,262,828
78,501	Loomis AB	2,334,417
94,787	MillerKnoll, Inc.	2,263,514
		8,630,740
	Consumer Durables & Apparel - 8.3%
22,669	Carter's, Inc.	1,889,915
20,053	Helen of Troy Ltd.*	2,268,195
52,800	Kontoor Brands, Inc.	2,521,728
65,054	Steven Madden Ltd.	2,332,186
37,135	Sturm Ruger & Co., Inc.	2,112,981
		11,125,005
	Consumer Services - 3.4%
56,573	Adtalem Global Education, Inc.*	2,159,957
21,560	Cracker Barrel Old Country Store, Inc.	2,405,665
		4,565,622
	Diversified Financials - 9.8%
57,781	Bread Financial Holdings, Inc.	2,370,754
169,812	Greenhill & Co., Inc.	2,346,802
105,232	Navient Corp.	1,996,251
54,463	PRA Group, Inc.*	2,191,591
109,927	PROG Holdings, Inc.*	2,450,273
200,031	Rithm Capital Corp. REIT	1,882,292
		13,237,963
	Energy - 5.4%
66,590	ChampionX Corp.	2,198,802
117,859	DMC Global, Inc.*	2,680,113
174,083	TechnipFMC plc*	2,418,013
		7,296,928
	Health Care Equipment & Services - 4.3%
91,478	NextGen Healthcare, Inc.*	1,739,912
44,362	NuVasive, Inc.*	2,022,907
61,781	Premier, Inc. Class A	2,061,014
		5,823,833
	Household & Personal Products - 4.6%
52,336	Edgewell Personal Care Co.	2,243,121
65,915	Energizer Holdings, Inc.	2,445,446
14,002	Medifast, Inc.	1,560,523
		6,249,090
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Insurance - 6.7%
38,340	Kemper Corp.		$ 2,251,708
294,263	Lancashire Holdings Ltd.		2,271,450
93,671	ProAssurance Corp.		1,816,281
355,091	Siriuspoint Ltd.*		2,695,141
			9,034,580
	Materials - 3.5%
43,638	Compass Minerals International, Inc.		2,036,149
95,902	Mativ, Inc.		2,643,059
			4,679,208
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
51,431	Pacira BioSciences, Inc.*		2,019,695
	Real Estate - 3.3%
131,053	Pebblebrook Hotel Trust REIT		2,149,269
217,233	Piedmont Office Realty Trust, Inc. Class A, REIT		2,302,670
			4,451,939
	Retailing - 1.8%
48,942	Monro, Inc.		2,491,148
	Semiconductors & Semiconductor Equipment - 2.9%
62,540	Ichor Holdings Ltd.*		2,113,852
26,948	Silicon Motion Technology Corp. ADR		1,727,367
			3,841,219
	Software & Services - 5.0%
220,108	Adeia, Inc.		2,410,183
31,897	InterDigital, Inc.		2,231,195
199,597	Xperi, Inc.*		2,065,829
			6,707,207
	Utilities - 1.6%
44,572	Portland General Electric Co.		2,120,736
	Total Common Stocks (cost $116,110,229)		$ 130,827,388
EXCHANGE-TRADED FUNDS - 2.7%
	Other Investment Pools & Funds - 2.7%
24,017	iShares Russell 2000 Value ETF		$ 3,652,265
	Total Exchange-Traded Funds (cost $3,342,675)		$ 3,652,265
	Total Long-Term Investments (cost $119,452,904)		$ 134,479,653
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 224,339	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $224,366; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $228,917		$ 224,339
	Total Short-Term Investments (cost $224,339)		$ 224,339
	Total Investments (cost $119,677,243)	100.0%	$ 134,703,992
	Other Assets and Liabilities	0.0%	62,276
	Total Net Assets	100.0%	$ 134,766,268
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

188

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 24,902,385	$ 24,902,385	$ —	$ —
Capital Goods	13,650,090	13,650,090	—	—
Commercial & Professional Services	8,630,740	6,296,323	2,334,417	—
Consumer Durables & Apparel	11,125,005	11,125,005	—	—
Consumer Services	4,565,622	4,565,622	—	—
Diversified Financials	13,237,963	13,237,963	—	—
Energy	7,296,928	7,296,928	—	—
Health Care Equipment & Services	5,823,833	5,823,833	—	—
Household & Personal Products	6,249,090	6,249,090	—	—
Insurance	9,034,580	6,763,130	2,271,450	—
Materials	4,679,208	4,679,208	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,019,695	2,019,695	—	—
Real Estate	4,451,939	4,451,939	—	—
Retailing	2,491,148	2,491,148	—	—
Semiconductors & Semiconductor Equipment	3,841,219	3,841,219	—	—
Software & Services	6,707,207	6,707,207	—	—
Utilities	2,120,736	2,120,736	—	—
Exchange-Traded Funds	3,652,265	3,652,265	—	—
Short-Term Investments	224,339	—	224,339	—
Total	$ 134,703,992	$ 129,873,786	$ 4,830,206	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
189

The Hartford Small Company Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Automobiles & Components - 2.3%
82,307	Thor Industries, Inc.	$ 7,846,326
45,059	Visteon Corp.*	7,044,524
		14,890,850
	Banks - 2.9%
189,072	Ameris Bancorp	8,916,636
229,545	Cadence Bank	5,871,761
93,879	Synovus Financial Corp.	3,938,224
		18,726,621
	Capital Goods - 17.3%
54,599	Acuity Brands, Inc.	10,293,004
98,040	Ameresco, Inc. Class A*	6,320,639
106,649	Applied Industrial Technologies, Inc.	15,273,203
359,080	AZEK Co., Inc.*	8,664,600
71,278	Comfort Systems USA, Inc.	8,627,489
48,611	Curtiss-Wright Corp.	8,059,704
411,032	Fluor Corp.*	15,105,426
41,001	Middleby Corp.*	6,373,605
98,974	Rush Enterprises, Inc. Class A	5,325,791
131,749	Shoals Technologies Group, Inc. Class A*	3,674,480
70,423	WESCO International, Inc.*	10,493,731
175,330	WillScot Mobile Mini Holdings Corp.*	8,496,492
203,190	Zurn Water Solutions Corp.	4,441,733
		111,149,897
	Commercial & Professional Services - 2.5%
214,874	Aris Water Solution, Inc. Class A	3,328,398
82,874	Casella Waste Systems, Inc. Class A*	6,639,865
82,024	TriNet Group, Inc.*	6,188,711
		16,156,974
	Consumer Durables & Apparel - 4.2%
106,234	Crocs, Inc.*	12,936,114
137,396	Skyline Champion Corp.*	8,099,494
128,977	YETI Holdings, Inc.*	5,773,011
		26,808,619
	Consumer Services - 5.8%
127,460	Boyd Gaming Corp.	7,942,032
125,158	European Wax Center, Inc. Class A	2,357,977
164,710	H&R Block, Inc.	6,420,396
84,995	Texas Roadhouse, Inc.	8,536,048
77,404	Wingstop, Inc.	12,266,212
		37,522,665
	Diversified Financials - 1.2%
209,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	7,716,072
	Energy - 7.1%
191,172	Cactus, Inc. Class A	10,344,317
76,480	Chord Energy Corp.	10,961,878
283,379	Sitio Royalties Corp. Class A(1)	7,529,380
197,740	SM Energy Co.	6,499,714
329,938	Viper Energy Partners L.P.	10,475,532
		45,810,821
	Food, Beverage & Tobacco - 2.1%
88,530	Celsius Holdings, Inc.*	8,881,330
130,067	Simply Good Foods Co.*	4,721,432
		13,602,762
	Health Care Equipment & Services - 10.7%
105,336	Acadia Healthcare Co., Inc.*	8,850,331
289,492	Cross Country Healthcare, Inc.*	8,033,403
134,560	Glaukos Corp.*	6,600,168
92,340	Globus Medical, Inc. Class A*	6,971,670
112,478	Haemonetics Corp.*	9,515,639
85,892	HealthEquity, Inc.*	5,226,528
108,020	Inari Medical, Inc.*	6,162,541
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Health Care Equipment & Services - 10.7% - (continued)
48,226	Inspire Medical Systems, Inc.*	$ 12,204,071
28,990	Shockwave Medical, Inc.*	5,448,091
		69,012,442
	Household & Personal Products - 1.1%
120,801	elf Beauty, Inc.*	6,952,098
	Materials - 3.4%
170,425	Cabot Corp.	12,838,115
352,600	Livent Corp.*	9,139,392
		21,977,507
	Media & Entertainment - 2.8%
205,229	Cargurus, Inc.*	3,622,292
188,680	Criteo S.A. ADR*	5,707,570
45,227	Eventbrite, Inc. Class A*	402,068
93,675	Ziff Davis, Inc.*	8,382,039
		18,113,969
	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
230,973	Aclaris Therapeutics, Inc.*	3,903,444
103,299	Adicet Bio, Inc.*	945,186
256,922	Amicus Therapeutics, Inc.*	3,350,263
49,783	Apellis Pharmaceuticals, Inc.*	2,625,058
14,414	Ascendis Pharma A/S ADR*	1,788,489
70,140	Blueprint Medicines Corp.*	3,278,344
65,338	Celldex Therapeutics, Inc.*	2,878,792
133,669	Crinetics Pharmaceuticals, Inc.*	2,621,249
127,914	Cytokinetics, Inc.*	5,433,787
49,217	Halozyme Therapeutics, Inc.*	2,547,964
247,039	Immatics N.V.*	2,003,486
54,796	Immunocore Holdings plc ADR*	3,357,351
82,833	Intellia Therapeutics, Inc.*	3,515,432
95,164	Intra-Cellular Therapies, Inc.*	4,560,259
25,153	Karuna Therapeutics, Inc.*	5,015,257
63,677	Kymera Therapeutics, Inc.*	2,380,246
119,304	Merus N.V.*(1)	1,861,142
55,498	Prothena Corp. plc*	3,138,412
109,587	PTC Therapeutics, Inc.*	5,028,947
97,079	Revance Therapeutics, Inc.*	3,366,700
124,912	Revolution Medicines, Inc.*	3,340,147
129,826	Rocket Pharmaceuticals, Inc.*	2,821,119
134,963	Syndax Pharmaceuticals, Inc.*	3,873,438
78,640	Vaxcyte, Inc.*	3,566,324
167,039	Verona Pharma plc ADR*	3,681,539
		80,882,375
	Real Estate - 2.7%
235,868	Phillips Edison & Co., Inc. REIT	7,906,295
102,631	Ryman Hospitality Properties, Inc. REIT	9,533,394
		17,439,689
	Retailing - 0.1%
26,907	Tory Burch LLC*(2)(3)	918,082
	Semiconductors & Semiconductor Equipment - 3.5%
52,149	Lattice Semiconductor Corp.*	3,952,373
25,333	MKS Instruments, Inc.	2,592,073
33,721	SiTime Corp.*	3,885,671
96,682	Synaptics, Inc.*	12,088,150
		22,518,267
	Software & Services - 11.3%
186,288	DoubleVerify Holdings, Inc.*	5,065,171
65,557	ExlService Holdings, Inc.*	11,184,024
113,184	Five9, Inc.*	8,916,636
376,420	Jamf Holding Corp.*	7,479,465
59,564	Manhattan Associates, Inc.*	7,764,763
44,481	Perficient, Inc.*	3,297,821
371,973	PowerSchool Holdings, Inc. Class A*	8,376,832

190

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Software & Services - 11.3% - (continued)
201,262	RingCentral, Inc. Class A*		$ 7,855,256
843,086	Verra Mobility Corp.*		13,008,817
			72,948,785
	Technology Hardware & Equipment - 2.6%
150,716	Calix, Inc.*		7,933,690
52,434	Novanta, Inc.*		8,466,518
			16,400,208
	Total Common Stocks (cost $568,356,852)		$ 619,548,703
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
54,749	iShares Russell 2000 Growth ETF (1)		$ 12,918,574
	Total Exchange-Traded Funds (cost $12,173,864)		$ 12,918,574
	Total Long-Term Investments (cost $580,530,716)		$ 632,467,277
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.2%
$ 1,653,622	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,653,819; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,686,707		$ 1,653,622
	Securities Lending Collateral - 1.5%
3,115,514	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		3,115,514
1,864,824	HSBC US Government Money Market Fund, 4.22%(4)		1,864,824
3,100,297	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		3,100,297
1,401,848	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		1,401,848
			9,482,483
	Total Short-Term Investments (cost $11,136,105)		$ 11,136,105
	Total Investments (cost $591,666,821)	99.9%	$ 643,603,382
	Other Assets and Liabilities	0.1%	664,340
	Total Net Assets	100.0%	$ 644,267,722
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $918,082 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 918,082

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

191

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,890,850	$ 14,890,850	$ —	$ —
Banks	18,726,621	18,726,621	—	—
Capital Goods	111,149,897	111,149,897	—	—
Commercial & Professional Services	16,156,974	16,156,974	—	—
Consumer Durables & Apparel	26,808,619	26,808,619	—	—
Consumer Services	37,522,665	37,522,665	—	—
Diversified Financials	7,716,072	7,716,072	—	—
Energy	45,810,821	45,810,821	—	—
Food, Beverage & Tobacco	13,602,762	13,602,762	—	—
Health Care Equipment & Services	69,012,442	69,012,442	—	—
Household & Personal Products	6,952,098	6,952,098	—	—
Materials	21,977,507	21,977,507	—	—
Media & Entertainment	18,113,969	18,113,969	—	—
Pharmaceuticals, Biotechnology & Life Sciences	80,882,375	80,882,375	—	—
Real Estate	17,439,689	17,439,689	—	—
Retailing	918,082	—	—	918,082
Semiconductors & Semiconductor Equipment	22,518,267	22,518,267	—	—
Software & Services	72,948,785	72,948,785	—	—
Technology Hardware & Equipment	16,400,208	16,400,208	—	—
Exchange-Traded Funds	12,918,574	12,918,574	—	—
Short-Term Investments	11,136,105	9,482,483	1,653,622	—
Total	$ 643,603,382	$ 641,031,678	$ 1,653,622	$ 918,082

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
192

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6%
	Asset-Backed - Automobile - 1.6%
	American Credit Acceptance Receivables Trust
$ 5,750,000	3.64%, 05/15/2028(1)	$ 5,245,942
7,760,000	4.21%, 07/13/2028(1)	6,713,711
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,569,349
3,340,000	Exeter Automobile Receivables Trust 5.56%, 06/15/2027(1)	3,261,709
1,350,000	Flagship Credit Auto Trust 11.44%, 04/15/2030(1)	1,349,580
	Santander Bank Auto Credit-Linked Notes
286,077	3.27%, 12/15/2031(1)	276,451
1,000,000	5.00%, 12/15/2031(1)	924,899
1,200,000	6.17%, 12/15/2031(1)	1,030,737
2,000,000	9.97%, 05/15/2032(1)	1,945,181
196,266	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	194,159
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,604,600
8,830,000	3.66%, 12/15/2027(1)	7,895,566
		32,011,884
	Asset-Backed - Credit Card - 0.5%
	Mercury Financial Credit Card Master Trust
7,750,000	5.20%, 09/21/2026(1)	6,857,091
4,000,000	6.26%, 03/20/2026(1)	4,000,000
		10,857,091
	Asset-Backed - Finance & Insurance - 2.5%
9,608,935	Aaset LLC 6.00%, 05/16/2047(1)	9,152,232
2,875,000	Ares CLO Ltd. 10.52%, 07/22/2030, 3 mo. USD LIBOR + 5.700%(1)(2)	2,409,661
2,183,000	Atlas Senior Loan Fund Ltd. 10.57%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,384,050
305,000	Ballyrock CLO Ltd. 11.81%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	284,027
2,981,250	Carlyle US CLO Ltd. 10.11%, 01/20/2030, 3 mo. USD LIBOR + 5.300%(1)(2)	2,368,365
	CIFC Funding Ltd.
2,660,000	9.75%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,286,600
2,270,000	11.64%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,130,962
2,500,000	Dryden 64 CLO Ltd. 10.39%, 04/18/2031, 3 mo. USD LIBOR + 5.600%(1)(2)	2,116,128
18,050	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	13,929
	Octagon Investment Partners Ltd.
5,000,000	10.54%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,227,375
2,825,000	10.74%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	2,389,232
3,000,000	Octagon Loan Funding Ltd. 10.67%, 11/18/2031, 3 mo. USD LIBOR + 6.000%(1)(2)	2,487,330
4,910,000	Palmer Square Loan Funding Ltd. 12.32%, 07/20/2029, 3 mo. USD LIBOR + 7.510%(1)(2)	4,404,992
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Asset-Backed - Finance & Insurance - 2.5% - (continued)
$ 1,940,000	Progress Residential Trust 6.62%, 06/17/2039(1)	$ 1,814,470
2,000,000	Sound Point CLO Ltd. 11.71%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,798,298
6,750,000	Stewart Park CLO Ltd. 10.07%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	5,388,295
6,150,000	Webster Park CLO Ltd. 10.31%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	5,237,125
		49,893,071
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
451,600	4.65%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	135,719
780,845	4.67%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	250,980
810,850	4.87%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	207,671
540,302	4.97%, 04/25/2047, 1 mo. USD LIBOR + 0.460%(2)	271,206
1,982,864	Morgan Stanley Mortgage Loan Trust 4.85%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	605,889
	Soundview Home Loan Trust
2,251,000	4.99%, 07/25/2036, 1 mo. USD LIBOR + 0.480%(2)	1,994,672
94,256	5.01%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	88,125
		3,554,262
	Commercial Mortgage-Backed Securities - 3.0%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	1,438,650
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(4)	146,636
4,317,736	1.62%, 04/15/2053(3)(4)	311,660
	Benchmark Mortgage Trust
15,193,234	1.22%, 03/15/2062(3)(4)	782,561
8,658,485	1.52%, 01/15/2054(3)(4)	747,788
	BPR Trust
8,245,000	8.66%, 02/15/2024, 1 mo. USD SOFR + 4.180%(1)(2)	8,170,904
5,675,000	12.11%, 05/15/2039, 1 mo. USD SOFR + 7.628%(1)(2)	5,546,574
1,742,000	BX Commercial Mortgage Trust 7.31%, 09/15/2036, 1 mo. USD LIBOR + 2.850%(1)(2)	1,651,953
	BX Trust
1,112,133	8.18%, 08/15/2039, 1 mo. USD SOFR + 3.697%(1)(2)	1,117,692
1,120,000	9.39%, 06/15/2036, 1 mo. USD LIBOR + 4.930%(1)(2)	972,352
10,165,000	BXSC Commercial Mortgage Trust 8.61%, 03/15/2035, 1 mo. USD SOFR + 4.134%(1)(2)	9,910,485
2,260,000	CAMB Commercial Mortgage Trust 7.71%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,117,727
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/11/2047(1)(3)	164,815

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Commercial Mortgage-Backed Securities - 3.0% - (continued)
	Commercial Mortgage Trust
$ 1,350,000	4.65%, 08/10/2047(3)	$ 1,243,465
756,698	4.75%, 10/15/2045(1)(3)	359,205
2,010	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	1,975
	DBJPM Mortgage Trust
19,912,238	1.42%, 08/10/2049(3)(4)	758,845
4,141,325	1.71%, 09/15/2053(3)(4)	285,787
	GS Mortgage Securities Trust
51,916	0.00%, 08/10/2044(1)(3)(4)	1
3,617,424	0.06%, 07/10/2046(3)(4)	37
7,522,129	0.67%, 02/13/2053(3)(4)	244,543
1,938,420	4.80%, 11/10/2045(1)(3)	1,793,232
175,000	5.00%, 04/10/2047(1)(3)	134,393
1,450,000	9.01%, 10/15/2036, 1 mo. USD LIBOR + 4.550%(1)(2)	1,354,254
	JP Morgan Chase Commercial Mortgage Securities Trust
625,866	2.73%, 10/15/2045(1)(3)	561,214
485,000	3.80%, 12/15/2047(1)(3)	401,246
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(3)	1,791,063
465,000	5.08%, 07/15/2049(1)(3)	259,385
4,551	5.27%, 10/12/2052(1)(3)	1,996
11,760,000	SREIT Trust 7.08%, 11/15/2038, 1 mo. USD LIBOR + 2.625%(1)(2)	11,230,206
15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(3)	12,910
	Wells Fargo N.A.
6,510,768	0.59%, 11/15/2062(3)(4)	208,547
28,507,244	0.64%, 11/15/2062(3)(4)	999,709
5,326,687	0.69%, 12/15/2052(3)(4)	197,036
12,344,346	0.88%, 01/15/2063(3)(4)	575,630
9,258,184	0.89%, 05/15/2062(3)(4)	395,431
4,237,982	1.22%, 03/15/2063(3)(4)	260,830
13,816,326	1.76%, 03/15/2063(3)(4)	1,370,071
	WF-RBS Commercial Mortgage Trust
142,140	3.02%, 11/15/2047(1)	8,339
2,125,000	4.92%, 11/15/2045(1)(3)	1,986,836
215,000	5.00%, 06/15/2044(1)(3)	127,730
		59,643,713
	Other Asset-Backed Securities - 2.3%
1,120,281	Aaset Trust 6.41%, 01/16/2040(1)	102,730
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	1,914,909
2,850,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	2,792,191
902,506	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	754,981
1,134,347	GSAMP Trust 4.60%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	685,243
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,634,062
	Pretium Mortgage Credit Partners LLC
9,920,000	3.60%, 02/25/2061(1)(5)	8,647,482
3,705,000	3.72%, 07/25/2051(1)(5)	3,081,552
6,350,000	3.84%, 07/25/2051(1)(5)	5,325,986
1,890,000	3.84%, 06/27/2060(1)(5)	1,590,310
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(5)	1,427,595
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(5)	2,168,806
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(5)	1,992,669
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(5)	1,846,848
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Other Asset-Backed Securities - 2.3% - (continued)
$ 5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)(5)	$ 5,287,843
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(5)	3,120,333
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(5)	4,613,826
		46,987,366
	Whole Loan Collateral CMO - 6.5%
	Alternative Loan Trust
24,908	5.01%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	12,030
89,887	5.05%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	79,683
169,659	5.15%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	135,398
537,546	5.75%, 05/25/2036	241,546
567,331	6.00%, 05/25/2036	309,907
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,787,619
97,279	Bank of America Mortgage Trust 3.94%, 09/25/2035(3)	82,971
84,749	Bear Stearns Adjustable Rate Mortgage Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	78,699
44,779	Bear Stearns Alt-A Trust 5.01%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	56,871
	Bellemeade Re Ltd.
1,688,000	8.91%, 01/26/2032, 1 mo. USD SOFR + 4.600%(1)(2)	1,486,056
645,090	10.51%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	657,959
455,120	Chase Mortgage Finance Trust 5.50%, 11/25/2035	343,541
257,522	CHL Mortgage Pass-Through Trust 3.63%, 09/25/2047(3)	223,787
	Connecticut Avenue Securities Trust
2,240,000	7.51%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	2,086,110
9,000,000	7.76%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	8,666,351
740,000	7.91%, 07/25/2042, 1 mo. USD SOFR + 3.600%(1)(2)	755,725
5,885,000	7.91%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	5,822,501
10,387,000	8.26%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	10,395,102
4,165,000	9.06%, 09/25/2042, 1 mo. USD SOFR + 4.750%(1)(2)	4,335,192
5,786,082	9.76%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	6,010,292
665,000	9.91%, 07/25/2042, 1 mo. USD SOFR + 5.600%(1)(2)	679,963
8,200,000	13.76%, 11/25/2039, 1 mo. USD LIBOR + 9.250%(1)(2)	7,809,025
66,286	CSMC Trust 3.25%, 04/25/2047(1)(3)	59,959
	Eagle RE Ltd.
217,145	6.21%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	216,893
8,870,000	10.06%, 10/25/2033, 1 mo. USD SOFR + 5.750%(1)(2)	8,803,177
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	3,542,157

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.6% - (continued)
	Whole Loan Collateral CMO - 6.5% - (continued)
	Fannie Mae Connecticut Avenue Securities
$ 6,890,000	8.26%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	$ 7,162,933
3,140,000	9.56%, 11/25/2029, 1 mo. USD LIBOR + 5.050%(2)	3,351,208
30,454	GMACM Mortgage Loan Trust 3.11%, 04/19/2036(3)	23,165
268,389	GSR Mortgage Loan Trust 3.90%, 01/25/2036(3)	258,694
867,625	HarborView Mortgage Loan Trust 4.95%, 12/19/2036, 1 mo. USD LIBOR + 0.480%(2)	789,592
10,390,000	Home Re Ltd. 9.81%, 10/25/2034, 1 mo. USD SOFR + 5.500%(1)(2)	10,390,181
17,763	Impac CMB Trust 6.76%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	16,218
356,397	IndyMac IMSC Mortgage Loan Trust 4.66%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	244,373
	JP Morgan Mortgage Trust
136,902	3.43%, 05/25/2036(3)	110,851
20,827	3.62%, 04/25/2037(3)	15,437
103,506	3.88%, 11/25/2035(3)	90,017
1,010,923	Legacy Mortgage Asset Trust 6.25%, 11/25/2059(1)(5)	1,008,485
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)(5)	1,672,620
43,766	MASTR Adjustable Rate Mortgages Trust 3.87%, 11/21/2034(3)	39,486
162,617	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.04%, 06/25/2036(3)	121,424
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(5)	3,532,207
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(5)	4,304,406
1,521,422	PMT Credit Risk Transfer Trust 7.42%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,473,497
	Preston Ridge Partners Mortgage LLC
1,265,000	3.47%, 04/25/2026(1)(5)	1,081,284
5,370,000	3.67%, 08/25/2026(1)(5)	4,614,822
996,000	4.70%, 11/25/2025(1)(5)	862,064
5,688,000	4.83%, 10/25/2026(1)(5)	5,130,263
538,871	Structured Asset Mortgage Investments Trust 4.97%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	446,665
4,675,000	Triangle Re Ltd. 10.01%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,407,732
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(5)	11,605,605
1,776,209	Verus Securitization Trust 5.68%, 08/25/2050(1)(5)	1,772,383
	Washington Mutual Mortgage Pass-Through Certificates Trust
311,619	5.11%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	197,403
13,171	5.35%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	11,898
		129,413,427
	Total Asset & Commercial Mortgage-Backed Securities (cost $364,747,318)	$ 332,360,814
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0%
	Airlines - 0.1%
$ 1,450,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 1,738,550
	Auto Manufacturers - 0.1%
2,350,000	Arrival S.A. 3.50%, 12/01/2026(1)	611,000
1,466,000	Ford Motor Co. 0.00%, 03/15/2026(6)	1,487,990
		2,098,990
	Biotechnology - 0.2%
1,525,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027(1)	1,626,107
471,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	732,405
2,182,000	Exact Sciences Corp. 0.38%, 03/15/2027	2,056,535
		4,415,047
	Commercial Banks - 0.0%
EUR 500,000	Bper Banca 8.75%, 07/25/2029, (8.75% fixed rate until 07/25/2029; 5 year EUR Swap + 8.000% thereafter)(7)(8)(9)	529,442
	Commercial Services - 0.3%
$ 2,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(6)(10)	2,110,336
2,138,000	Block, Inc. 0.13%, 03/01/2025	2,170,070
EUR 1,200,000	Nexi S.p.A. 1.75%, 04/24/2027(9)	1,139,200
$ 1,552,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(6)(10)	1,244,510
		6,664,116
	Energy-Alternate Sources - 0.1%
645,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	693,559
561,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	771,095
1,280,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)(10)	1,718,400
		3,183,054
	Entertainment - 0.1%
1,570,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	1,067,600
425,000	Penn Entertainment, Inc. 2.75%, 05/15/2026	710,175
		1,777,775
	Healthcare - Products - 0.3%
1,362,000	Insulet Corp. 0.38%, 09/01/2026	1,880,241
1,924,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,879,748
2,115,000	NuVasive, Inc. 0.38%, 03/15/2025	1,887,637
		5,647,626
	Internet - 0.6%
1,975,000	Airbnb, Inc. 0.00%, 03/15/2026(6)	1,695,537
	ETSY, Inc.
445,000	0.13%, 10/01/2026	762,508
1,953,000	0.25%, 06/15/2028	1,756,528
	Sea Ltd.
1,940,000	0.25%, 09/15/2026	1,495,740
295,000	2.38%, 12/01/2025	311,786
2,226,000	Snap, Inc. 0.13%, 03/01/2028(1)	1,603,833

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.0% - (continued)
	Internet - 0.6% - (continued)
$ 2,318,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	$ 2,036,934
1,450,000	Zillow Group, Inc. 1.38%, 09/01/2026	1,729,850
		11,392,716
	IT Services - 0.1%
2,430,000	Rapid7, Inc. 0.25%, 03/15/2027	1,992,600
	Leisure Time - 0.1%
325,000	Carnival Corp. 5.75%, 12/01/2027(1)	362,050
1,086,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025(1)	1,657,779
		2,019,829
	Machinery-Diversified - 0.1%
1,825,000	Middleby Corp. 1.00%, 09/01/2025	2,380,713
	Miscellaneous Manufacturing - 0.1%
2,024,000	John Bean Technologies Corp. 0.25%, 05/15/2026(10)	1,865,116
	Pharmaceuticals - 0.3%
1,088,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	1,131,520
2,375,000	Dexcom, Inc. 0.25%, 11/15/2025(10)	2,500,875
1,676,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,967,205
		5,599,600
	REITS - 0.1%
1,998,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,826,172
	Semiconductors - 0.1%
1,225,000	ON Semiconductor Corp. 0.00%, 05/01/2027(6)	1,836,888
	Software - 0.3%
2,550,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	2,314,125
1,575,000	MongoDB, Inc. 0.25%, 01/15/2026	1,929,375
1,650,000	Ringcentral, Inc. 0.00%, 03/01/2025(6)	1,442,719
		5,686,219
	Total Convertible Bonds (cost $64,594,285)	$ 60,654,453
CORPORATE BONDS - 27.1%
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	$ 364,068
	Agriculture - 0.1%
1,685,000	Kernel Holding S.A. 6.50%, 10/17/2024(1)	783,525
2,290,000	MHP Lux S.A. 6.25%, 09/19/2029(9)	1,098,055
		1,881,580
	Airlines - 0.2%
5,056,396	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	4,828,808
	Auto Manufacturers - 0.5%
CAD 2,500,000	Daimler Truck Finance Canada, Inc. 1.85%, 12/15/2023	1,823,539
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Auto Manufacturers - 0.5% - (continued)
	Daimler Truck Finance North America LLC
$ 1,000,000	4.78%, 06/14/2023, 3 mo. USD SOFR + 0.500%(1)(2)	$ 999,359
2,500,000	5.32%, 04/05/2024, 3 mo. USD SOFR + 1.000%(1)(2)(10)	2,500,900
CAD 300,000	Honda Canada Finance, Inc. 2.54%, 03/01/2023	225,092
	VW Credit Canada, Inc.
500,000	1.20%, 09/25/2023	366,429
4,130,000	3.25%, 03/29/2023	3,096,006
		9,011,325
	Auto Parts & Equipment - 0.6%
EUR 3,986,000	Adient Global Holdings Ltd. 3.50%, 08/15/2024(9)	4,214,907
2,645,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(9)	2,736,769
	Faurecia SE
2,875,000	2.38%, 06/15/2027(9)	2,679,665
2,805,000	2.75%, 02/15/2027(9)	2,699,379
		12,330,720
	Beverages - 0.1%
CAD 2,500,000	Molson Coors International L.P. 2.84%, 07/15/2023	1,859,731
	Chemicals - 0.3%
	Braskem Idesa SAPI
$ 1,885,000	6.99%, 02/20/2032(1)	1,397,916
200,000	6.99%, 02/20/2032(9)	148,320
320,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(9)	302,560
	OCP S.A.
275,000	3.75%, 06/23/2031(9)	231,866
200,000	5.13%, 06/23/2051(1)	157,124
200,000	5.13%, 06/23/2051(9)	157,124
3,665,000	Sasol Financing USA LLC 5.50%, 03/18/2031	3,197,713
		5,592,623
	Commercial Banks - 6.6%
	Abanca Corp. Bancaria S.A.
EUR 600,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(7)(9)	628,004
1,800,000	6.00%, 01/20/2026, (6.00% fixed rate until 01/20/2026; 5 year EUR Swap + 6.570% thereafter)(7)(8)(9)	1,792,983
1,000,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(7)(8)(9)	1,076,279
	AIB Group plc
3,590,000	5.25%, 10/09/2024, (5.25% fixed rate until 10/09/2024; 5 year EUR Swap + 5.702% thereafter)(7)(8)(9)	3,678,455
1,610,000	5.75%, 02/16/2029, (5.75% fixed rate until 02/16/2028; 1 year EUR Swap + 2.850% thereafter)(7)(9)	1,846,961
	Banca Monte dei Paschi di Siena S.p.A.
2,650,000	1.88%, 01/09/2026(9)	2,513,627
1,825,000	2.63%, 04/28/2025(9)	1,817,992

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 6.6% - (continued)
	Banco de Credito del Peru S.A.
$ 236,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(7)(9)	$ 217,194
110,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(7)(9)	97,515
	Banco de Credito Social Cooperativo S.A.
EUR 1,000,000	1.75%, 03/09/2028, (1.75% fixed rate until 03/09/2027; 1 year EUR Swap + 2.150% thereafter)(7)(9)	878,002
1,300,000	8.00%, 09/22/2026, (8.00% fixed rate until 09/22/2025; 1 year EUR Swap + 5.619% thereafter)(7)(9)	1,452,161
$ 1,200,000	Banco Santander S.A. 5.41%, 05/24/2024, 3 mo. USD SOFR + 1.240%(2)	1,203,579
380,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(7)	346,256
290,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(7)	247,137
	Bank Leumi Le-Israel BM
200,000	3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(7)(9)	181,868
200,000	7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 year USD CMT + 3.466% thereafter)(1)(7)(9)	206,600
	Bank of Ireland Group plc
2,405,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(7)	2,423,883
GBP 1,725,000	7.59%, 12/06/2032, (7.59% fixed rate until 09/06/2027; 5 year UK Government Bond + 4.700% thereafter)(7)(9)	2,186,659
$ 500,000	Bank of Montreal 4.98%, 03/08/2024, 3 mo. USD SOFR + 0.710%(2)	500,786
CAD 6,190,000	Bank of Nova Scotia 2.38%, 05/01/2023	4,625,410
EUR 1,900,000	Banque Federative du Credit Mutuel S.A. 3.88%, 06/16/2032, (3.88% fixed rate until 06/16/2027; 5 year EUR Swap + 2.200% thereafter)(7)(9)	1,977,839
	Barclays plc
GBP 1,325,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 5.187% thereafter)(7)(8)(9)	1,547,765
2,350,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 year UK Government Bond + 6.016% thereafter)(7)(8)(9)	2,716,122
$ 1,765,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(7)(8)	1,753,969
EUR 3,400,000	Belfius Bank S.A. 3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 year EUR Swap + 2.938% thereafter)(7)(8)(9)	3,063,318
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 6.6% - (continued)
	BNP Paribas S.A.
EUR 1,500,000	1.13%, 01/15/2032, (1.13% fixed rate until 01/15/2027; 5 year EUR Swap + 1.200% thereafter)(7)(9)	$ 1,403,882
800,000	2.50%, 03/31/2032, 1 year EUR Swap + 1.600%(2)(9)	788,462
300,000	2.50%, 03/31/2032, (2.50% fixed rate until 03/31/2027; 1 year EUR Swap + 1.600% thereafter)(7)(9)	295,673
$ 655,000	6.63%, 03/25/2024, (6.63% fixed rate until 03/25/2024; 5 year USD Swap + 4.149% thereafter)(1)(7)(8)	645,994
EUR 1,000,000	6.88%, 12/06/2029, (6.88% fixed rate until 12/06/2029; 5 year EUR Swap + 4.645% thereafter)(7)(8)(9)	1,085,791
$ 1,235,000	7.75%, 08/16/2029, (7.75% fixed rate until 08/16/2029; 5 year USD CMT + 4.899% thereafter)(1)(7)(8)	1,278,225
875,000	7.75%, 08/16/2029, (7.75% fixed rate until 08/16/2029; 5 year USD CMT + 4.899% thereafter)(7)(8)(9)	905,625
EUR 5,600,000	BPCE S.A. 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 year EUR Swap + 1.750% thereafter)(7)(9)	5,171,134
1,800,000	CaixaBank S.A.5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 year EUR Swap + 4.504% thereafter)(7)(8)(9)	1,770,968
	Canadian Imperial Bank of Commerce
CAD 1,000,000	2.43%, 06/09/2023	745,190
1,000,000	3.29%, 01/15/2024	739,024
$ 1,000,000	Cooperatieve Rabobank UA 4.83%, 06/28/2023, 3 mo. USD SOFR + 0.530%(2)	1,001,060
	Credit Agricole S.A.
525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(7)(9)	484,584
1,320,000	4.75%, 03/23/2029, (4.75% fixed rate until 03/23/2029; 5 year USD CMT + 3.237% thereafter)(1)(7)(8)	1,122,528
GBP 1,800,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.812% thereafter)(1)(7)(8)	2,205,171
600,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.812% thereafter)(7)(8)(9)	735,057
	Credit Suisse Group AG
$ 4,700,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(7)(8)(9)	4,124,720
2,965,000	6.38%, 08/21/2026, (6.38% fixed rate until 08/21/2026; 5 year USD CMT + 4.822% thereafter)(1)(7)(8)	2,401,650
5,150,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(7)(8)	4,879,625
550,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(7)(8)(9)	521,125

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 6.6% - (continued)
	Danske Bank A/S
$ 2,400,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(7)	$ 2,155,686
5,333,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 year USD CMT + 3.387% thereafter)(7)(8)(9)	4,686,374
325,000	5.38%, 01/12/2024(1)	325,098
5,060,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(7)(8)(9)	4,908,504
	Deutsche Bank AG
1,560,000	4.30%, 05/24/2028, (4.30% fixed rate until 05/24/2023; 5 year USD Swap + 2.248% thereafter)(7)	1,521,506
EUR 3,000,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 year EUR Swap + 4.552% thereafter)(7)(8)(9)	2,676,836
$ 3,735,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 year USD ICE Swap + 2.553% thereafter)(7)	3,324,441
260,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(7)	273,165
EUR 1,575,000	Eurobank Ergasias Services and Holdings S.A. 10.00%, 12/06/2032, (10.00% fixed rate until 12/06/2027; 5 year EUR Swap + 7.588% thereafter)(7)(9)	1,786,814
$ 2,020,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	1,776,040
2,040,000	GLP Pte Ltd. 3.88%, 06/04/2025(9)	1,795,200
100,000	Goldman Sachs Group, Inc. 5.44%, 02/23/2023, 3 mo. USD LIBOR + 0.750%(2)	100,034
3,330,000	HSBC Bank plc 5.40%, 06/30/2023, 6 mo. USD LIBOR + 0.250%(2)(8)	2,514,150
	HSBC Holdings plc
2,760,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(7)	2,265,723
3,910,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 year USD CMT + 3.649% thereafter)(7)(8)	3,314,702
2,725,000	Intesa Sanpaolo S.p.A. 4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 12 mo. USD CMT + 2.600% thereafter)(1)(7)	2,163,095
255,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)(9)	254,362
EUR 1,340,000	Lloyds Banking Group plc 1.75%, 09/07/2028, (1.75% fixed rate until 09/07/2023; 5 year EUR Swap + 1.300% thereafter)(7)(9)	1,431,731
$ 260,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(7)(9)	233,870
1,445,000	Mizuho Financial Group, Inc. 5.56%, 03/05/2023, 3 mo. USD LIBOR + 0.790%(2)	1,445,824
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Banks - 6.6% - (continued)
	Natwest Group plc
GBP 1,250,000	2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.750% thereafter)(7)(9)	$ 1,325,239
$ 1,270,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(7)	1,007,935
EUR 1,815,000	Permanent TSB Group Holdings plc 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 year EUR Swap + 3.221% thereafter)(7)(9)	1,698,709
$ 356,000	QNB Finance Ltd. 1.38%, 01/26/2026(9)	321,290
EUR 700,000	Raiffeisen Bank International AG 1.38%, 06/17/2033, (1.38% fixed rate until 03/17/2028; 5 year EUR CMS + 1.600% thereafter)(7)(9)	570,564
$ 430,000	Shinhan Bank Co., Ltd. 4.38%, 04/13/2032(1)	393,407
	Societe Generale S.A.
5,915,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 year USD CMT + 3.931% thereafter)(1)(7)(8)	5,261,984
1,105,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 12 mo. USD CMT + 2.950% thereafter)(1)(7)(10)	1,175,023
1,305,000	6.75%, 04/06/2028, (6.75% fixed rate until 04/06/2028; 5 year USD Swap + 3.929% thereafter)(1)(7)(8)	1,215,224
1,930,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 year USD CMT + 5.385% thereafter)(1)(7)(8)	2,072,337
	Standard Chartered plc
485,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(1)(7)	504,814
430,000	7.75%, 04/02/2023, (7.75% fixed rate until 04/02/2023; 5 year USD Swap + 5.723% thereafter)(7)(8)(9)	432,077
CAD 705,000	Toronto-Dominion Bank 3.01%, 05/30/2023	526,931
	UBS Group AG
$ 830,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(7)(8)(9)	746,087
1,050,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(7)(8)(9)	1,057,665
	Unicaja Banco S.A.
EUR 1,200,000	4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 year EUR Swap + 5.020% thereafter)(7)(8)(9)	1,046,300
2,500,000	7.25%, 11/15/2027, (7.25% fixed rate until 11/15/2026; 1 year EUR Swap + 4.250% thereafter)(7)(9)	2,773,712
$ 245,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 year USD CMT + 1.450% thereafter)(1)(7)	232,038
		132,600,343

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Commercial Services - 1.0%
	Castor S.p.A.
EUR 2,685,000	6.00%, 02/15/2029(1)	$ 2,734,226
1,030,000	7.30%, 02/15/2029, 3 mo. EURIBOR + 5.250%(1)(2)	1,102,968
3,985,000	IPD 3 B.V. 5.50%, 12/01/2025(9)	4,202,325
	Nexi S.p.A.
2,495,000	1.63%, 04/30/2026(9)	2,426,386
1,000,000	2.13%, 04/30/2029(9)	866,533
	Q-Park Holding I B.V.
910,000	3.98%, 03/01/2026, 3 mo. EURIBOR + 2.000%(2)(9)	935,390
540,000	3.98%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	555,066
$ 397,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	151,033
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	295,512
555,000	3.88%, 07/15/2026(1)	557,796
410,000	3.88%, 07/15/2026(9)	412,065
1,355,000	9.25%, 10/15/2027(1)	1,576,293
	Verisure Midholding AB
440,000	5.25%, 02/15/2029(9)	394,902
306,000	5.25%, 02/15/2029(1)	274,637
2,535,000	Villa Dutch Bidco B.V. 9.00%, 11/03/2029(1)	2,631,634
		19,116,766
	Diversified Financial Services - 1.5%
$ 500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.00%, 09/29/2023, 3 mo. USD SOFR + 0.680%(2)	497,137
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.168% thereafter)(7)(8)	8,044,743
	Far East Horizon Ltd.
1,685,000	2.63%, 03/03/2024(9)	1,600,747
1,840,000	3.38%, 02/18/2025(9)	1,679,736
620,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(9)(11)	—
	LD Holdings Group LLC
519,000	6.13%, 04/01/2028(1)	338,533
2,315,000	6.50%, 11/01/2025(1)	1,776,230
EUR 1,900,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; 5 year EUR CMS + 7.556% thereafter)(7)(8)(9)	2,069,717
$ 1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,326,877
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,121,617
5,230,000	6.50%, 05/01/2028(1)	4,602,400
2,748,000	PennyMac Financial Services, Inc. 5.75%, 09/15/2031(1)	2,309,675
5,470,000	VistaJet Malta Finance plc / XO Management Holding, Inc. 6.38%, 02/01/2030(1)(10)	4,823,993
		30,191,405
	Electric - 1.8%
3,530,000	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(9)	3,153,067
214,216	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(9)	171,791
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Electric - 1.8% - (continued)
EUR 3,635,000	Bulgarian Energy Holding 2.45%, 07/22/2028(9)	$ 3,221,342
	Edison International
$ 4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 year USD CMT + 3.901% thereafter)(7)(8)	4,439,226
6,027,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 year USD CMT + 4.698% thereafter)(7)(8)	5,631,731
343,800	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	295,909
542,000	Inkia Energy Ltd. 5.88%, 11/09/2027(9)	504,981
620,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(9)	594,351
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(9)	418,390
695,000	Lamar Funding Ltd. 3.96%, 05/07/2025(9)	665,404
400,000	Oryx Funding Ltd. 5.80%, 02/03/2031(9)	393,214
	Termocandelaria Power Ltd.
2,019,650	7.88%, 01/30/2029(9)	1,903,520
155,000	7.88%, 01/30/2029(1)	146,087
CAD 3,700,000	Toronto Hydro Corp. 2.91%, 04/10/2023	2,771,106
$ 14,900,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	12,385,923
		36,696,042
	Electronics - 0.0%
880,000	Coherent Corp. 5.00%, 12/15/2029(1)	799,246
	Energy-Alternate Sources - 1.0%
10,880,000	Energo-Pro AS 8.50%, 02/04/2027(1)	10,336,000
4,940,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	4,989,179
	Greenko Dutch B.V.
2,459,125	3.85%, 03/29/2026(9)	2,196,146
1,055,275	3.85%, 03/29/2026(1)(10)	942,424
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,092,978
		19,556,727
	Engineering & Construction - 1.1%
520,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	422,503
1,578,000	Aeropuertos Dominicanos Siglo S.A. 6.75%, 03/30/2029(9)	1,566,165
360,748	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(6)	253,425
	IHS Holding Ltd.
1,865,000	5.63%, 11/29/2026(1)	1,574,992
2,219,000	6.25%, 11/29/2028(1)	1,813,101
	International Airport Finance S.A.
9,148,914	12.00%, 03/15/2033(9)	9,175,888
7,635,993	12.00%, 03/15/2033(1)(10)	7,658,507
200,000	Mexico City Airport Trust 3.88%, 04/30/2028(9)	190,440
		22,655,021
	Entertainment - 0.1%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	505,770

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Entertainment - 0.1% - (continued)
$ 500,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	$ 410,000
305,000	Warnermedia Holdings, Inc. 6.09%, 03/15/2024, 3 mo. USD SOFR + 1.780%(1)(2)	305,920
		1,221,690
	Environmental Control - 0.2%
	Verde Bidco S.p.A.
EUR 2,100,000	4.63%, 10/01/2026(9)	2,047,153
1,265,000	4.63%, 10/01/2026(1)	1,233,166
		3,280,319
	Food - 0.2%
GBP 3,125,000	Bellis Acquisition Co. plc 4.50%, 02/16/2026(9)	3,255,277
1,310,000	Iceland Bondco plc 4.63%, 03/15/2025(9)	1,402,850
		4,658,127
	Forest Products & Paper - 0.0%
$ 225,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(9)	209,587
	Hand/Machine Tools - 0.2%
EUR 4,630,000	IMA Industria Macchine Automatiche S.p.A. 3.75%, 01/15/2028(9)	4,404,318
	Home Builders - 0.3%
$ 3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	2,905,311
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,806,942
500,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	463,277
		6,175,530
	Insurance - 1.1%
1,115,000	Aegon N.V. 3.58%, 04/15/2023, 10 year USD ICE Swap + 2.553%(2)(8)(9)	891,300
	AIA Group Ltd.
EUR 200,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 year EUR Swap + 1.100% thereafter)(7)(9)	175,362
$ 1,080,000	2.70%, 04/07/2026, (2.70% fixed rate until 04/07/2026; 5 year USD CMT + 1.758% thereafter)(7)(8)(9)	977,574
270,000	3.20%, 09/16/2040(9)	205,010
2,050,000	Argentum Netherlands BV for Swiss Re Ltd. 5.52%, 08/15/2027, (5.52% fixed rate until 08/15/2027; 5 year USD CMT + 2.764% thereafter)(7)(8)(9)	1,890,584
4,384,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	3,742,314
	AXA S.A.
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(7)(8)(9)	498,410
3,225,000	8.60%, 12/15/2030	3,976,597
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)	2,972,989
5,398,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 year USD CMT + 5.318% thereafter)(7)(8)(10)	5,964,790
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Insurance - 1.1% - (continued)
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 800,000	0.63%, 06/21/2027(9)	$ 738,306
200,000	2.13%, 06/21/2052, (2.13% fixed rate until 03/21/2032; 3 mo. EURIBOR + 3.449% thereafter)(7)(9)	153,935
		22,187,171
	Internet - 0.1%
$ 2,150,000	Meituan 3.05%, 10/28/2030(9)	1,745,581
245,000	Prosus N.V. 3.26%, 01/19/2027(1)	222,167
		1,967,748
	Investment Company Security - 0.4%
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	6,019,714
2,336,000	Huarong Finance Co., Ltd. 3.75%, 05/29/2024(9)	2,245,289
381,000	MDGH GMTN RSC Ltd. 5.50%, 04/28/2033(1)	406,930
		8,671,933
	Iron/Steel - 0.2%
3,610,000	CSN Resources S.A. 5.88%, 04/08/2032(1)	3,276,745
200,000	POSCO 5.75%, 01/17/2028(1)	206,090
		3,482,835
	Leisure Time - 0.4%
	Carnival Corp.
7,840,000	5.75%, 03/01/2027(1)	6,507,200
670,000	10.50%, 06/01/2030(1)(10)	644,875
1,471,000	NCL Corp. Ltd. 7.75%, 02/15/2029(1)(10)	1,262,015
500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	447,479
		8,861,569
	Lodging - 0.1%
1,790,000	Sands China Ltd. 2.80%, 03/08/2027	1,563,985
1,730,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)(10)	1,442,387
		3,006,372
	Machinery-Diversified - 0.3%
8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)	5,258,799
EUR 1,330,000	Vertical Midco GmbH 4.38%, 07/15/2027(9)	1,305,801
		6,564,600
	Media - 0.4%
$ 1,880,000	DISH Network Corp. 11.75%, 11/15/2027(1)	1,953,884
GBP 1,285,000	Virgin Media Secured Finance plc 4.13%, 08/15/2030(9)	1,263,409
3,345,000	Virgin Media Vendor Financing Notes DAC 4.88%, 07/15/2028(9)	3,448,596
$ 925,000	VTR Finance N.V. 6.38%, 07/15/2028(1)	381,285
		7,047,174
	Mining - 0.3%
200,000	AngloGold Ashanti Holdings plc 3.75%, 10/01/2030	177,035
1,610,000	First Quantum Minerals Ltd. 6.88%, 03/01/2026(1)	1,554,725

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Mining - 0.3% - (continued)
	Freeport Indonesia PT
$ 1,630,000	5.32%, 04/14/2032(9)	$ 1,544,604
400,000	5.32%, 04/14/2032(1)	380,048
3,605,000	Stillwater Mining Co. 4.50%, 11/16/2029(9)	3,089,053
		6,745,465
	Oil & Gas - 2.4%
420,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	409,500
	Ecopetrol S.A.
4,360,000	4.63%, 11/02/2031	3,448,324
1,415,000	8.88%, 01/13/2033	1,452,497
635,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(9)	616,591
	Energean Israel Finance Ltd.
118,000	4.50%, 03/30/2024(1)(9)	115,050
1,245,000	4.88%, 03/30/2026(1)(9)	1,162,519
205,000	5.38%, 03/30/2028(1)(9)	188,600
14,215,000	5.88%, 03/30/2031(1)(9)	12,829,037
1,900,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(9)	1,624,500
3,750,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)(10)	3,202,969
1,785,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)(9)	1,733,492
3,445,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(1)	3,275,547
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024(9)(12)	14,138
125,000	9.00%, 11/17/2021(9)(12)	5,625
	Petroleos Mexicanos
2,355,000	7.69%, 01/23/2050	1,755,938
1,920,000	8.75%, 06/02/2029	1,874,145
720,000	Qatar Energy 3.30%, 07/12/2051(9)	548,784
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	224,862
395,000	Saudi Arabian Oil Co. 3.25%, 11/24/2050(9)	285,916
	Tullow Oil plc
2,385,000	7.00%, 03/01/2025(9)	1,695,181
9,848,000	10.25%, 05/15/2026(1)	8,493,900
1,440,000	10.25%, 05/15/2026(9)	1,242,000
EUR 1,900,000	Wintershall Dea Finance 2 B.V. 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 year EUR Swap + 3.319% thereafter)(7)(8)(9)	1,641,108
		47,840,223
	Oil & Gas Services - 0.3%
$ 6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	2,947,640
2,440,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,485,189
		5,432,829
	Packaging & Containers - 0.3%
EUR 576,347	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(13)	473,152
$ 350,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)	286,610
4,880,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	4,312,859
		5,072,621
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Pharmaceuticals - 0.2%
EUR 1,745,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	$ 1,857,238
1,665,000	Teva Pharmaceutical Finance Netherlands II B.V. 4.38%, 05/09/2030	1,556,365
		3,413,603
	Pipelines - 0.3%
$ 3,910,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(1)(10)	3,044,516
	EIG Pearl Holding S.a.r.l.
690,000	3.55%, 08/31/2036(9)	599,279
440,000	4.39%, 11/30/2046(1)	347,600
435,000	Enbridge, Inc. 4.79%, 02/16/2024, 3 mo. USD SOFR + 0.630%(2)	433,480
	Galaxy Pipeline Assets Bidco Ltd.
214,541	2.16%, 03/31/2034(9)	185,116
440,000	2.63%, 03/31/2036(1)	359,372
193,306	2.94%, 09/30/2040(9)	157,905
200,000	3.25%, 09/30/2040(1)	157,519
1,905,000	Peru LNG S.R.L. 5.38%, 03/22/2030(9)	1,579,702
		6,864,489
	Real Estate - 1.5%
	CIFI Holdings Group Co., Ltd.
6,115,000	4.38%, 04/12/2027(9)	1,839,086
12,910,000	4.45%, 08/17/2026(9)	3,969,607
6,915,000	5.25%, 05/13/2026(9)	2,125,994
8,275,000	5.95%, 10/20/2025(9)	2,561,398
200,000	6.00%, 07/16/2025(9)	61,921
	Country Garden Holdings Co., Ltd.
7,485,000	3.30%, 01/12/2031(9)	4,339,250
6,215,000	3.88%, 10/22/2030(9)	3,609,161
4,900,000	4.80%, 08/06/2030(9)	2,961,181
4,725,000	5.13%, 01/14/2027(9)	3,165,971
1,375,000	5.63%, 01/14/2030(9)	875,882
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,369,809
CAD 1,600,000	OMERS Realty Corp. 3.36%, 06/05/2023	1,196,245
	Times China Holdings Ltd.
$ 1,570,000	6.20%, 03/22/2026(9)	300,860
1,250,000	6.75%, 07/08/2025(9)	243,184
	Yuzhou Group Holdings Co., Ltd.
3,715,000	6.35%, 01/13/2027(9)(12)	552,606
1,050,000	7.38%, 01/13/2026(9)(12)	156,450
1,305,000	7.70%, 02/20/2025(9)(12)	200,692
		29,529,297
	REITS - 0.1%
1,247,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 02/01/2027(1)	1,098,919
	Retail - 0.8%
2,528,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(13)	1,889,680
	Dufry One B.V.
EUR 1,815,000	2.00%, 02/15/2027(9)	1,687,067
3,455,000	3.38%, 04/15/2028(9)	3,249,030
1,262,000	eG Global Finance plc 4.38%, 02/07/2025(9)	1,217,635
$ 3,965,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	3,627,706
EUR 1,700,000	Goldstory SASU 5.38%, 03/01/2026(9)	1,718,785

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Retail - 0.8% - (continued)
$ 2,554,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	$ 1,920,761
355,000	Starbucks Corp. 4.55%, 02/14/2024, 3 mo. USD SOFR + 0.420%(2)	354,134
		15,664,798
	Semiconductors - 0.1%
1,350,000	SK Hynix, Inc. 6.38%, 01/17/2028(1)	1,368,221
	Software - 0.1%
EUR 2,420,000	TeamSystem S.p.A. 6.04%, 02/15/2028, 3 mo. EURIBOR + 3.750%(1)(2)	2,520,406
	Telecommunications - 1.7%
$ 6,180,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	5,693,325
210,000	Bharti Airtel Ltd. 3.25%, 06/03/2031(9)	180,375
305,000	CT Trust 5.13%, 02/03/2032(1)(10)	265,465
	Empresa Nacional de Telecomunicaciones S.A.
195,000	3.05%, 09/14/2032(1)	158,925
178,000	3.05%, 09/14/2032(9)	145,070
500,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	477,460
	Iliad Holding SAS
EUR 1,055,000	5.13%, 10/15/2026(1)	1,091,271
1,250,000	5.63%, 10/15/2028(1)	1,263,812
$ 500,000	6.50%, 10/15/2026(1)	473,478
	Lorca Telecom Bondco S.A.
EUR 4,810,000	4.00%, 09/18/2027(9)	4,790,809
1,460,000	4.00%, 09/18/2027(1)	1,454,175
	Millicom International Cellular S.A.
$ 1,875,000	4.50%, 04/27/2031(9)(10)	1,587,187
180,000	6.25%, 03/25/2029(9)	166,950
1,590,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(7)(8)(9)	1,528,387
205,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	179,711
	Silknet JSC
2,080,000	8.38%, 01/31/2027(1)(10)	2,038,400
640,000	8.38%, 01/31/2027(9)	627,200
	Telecom Argentina S.A.
3,230,000	8.00%, 07/18/2026(1)	3,060,312
2,540,000	8.00%, 07/18/2026(9)	2,406,561
EUR 2,235,000	TMNL Holding B.V. 3.75%, 01/15/2029(1)	2,162,165
	VEON Holdings B.V.
$ 305,000	3.38%, 11/25/2027(9)	207,400
220,000	3.38%, 11/25/2027(1)	149,600
300,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	250,809
	VTR Comunicaciones S.p.A.
4,240,000	4.38%, 04/15/2029(1)	2,792,125
160,000	5.13%, 01/15/2028(1)	110,861
		33,261,833
	Transportation - 0.1%
1,455,000	Transnet SOC Ltd. 8.25%, 02/06/2028(1)	1,458,637
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.1% - (continued)
	Water - 0.1%
$ 2,990,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(1)	$ 2,972,658
	Total Corporate Bonds (cost $595,101,756)	$ 542,467,377
FOREIGN GOVERNMENT OBLIGATIONS - 16.5%
	Angola - 0.4%
	Angolan Government International Bond
6,825,000	8.75%, 04/14/2032(1)	$ 6,304,048
590,000	8.75%, 04/14/2032(9)	544,965
		6,849,013
	Argentina - 0.2%
	Argentine Republic Government International Bond
2,480,088	0.50%, 07/09/2030(5)	884,804
8,424,724	1.50%, 07/09/2035(5)	2,589,293
		3,474,097
	Benin - 0.4%
	Benin Government International Bond
EUR 3,535,000	4.88%, 01/19/2032(1)	3,016,815
6,905,000	4.95%, 01/22/2035(1)	5,472,587
310,000	4.95%, 01/22/2035(9)	245,692
		8,735,094
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 400,000	4.75%, 02/15/2029(1)	402,000
400,000	5.00%, 07/15/2032(1)	401,584
		803,584
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 12,829,000	10.00%, 01/01/2025	2,413,588
13,099,000	10.00%, 01/01/2027	2,370,602
89,197,000	10.00%, 01/01/2031	15,069,554
	Brazilian Government International Bond
$ 444,000	4.75%, 01/14/2050	325,553
200,000	5.00%, 01/27/2045	156,355
		20,335,652
	Bulgaria - 0.0%
	Bulgaria Government International Bond
EUR 80,000	0.38%, 09/23/2030(9)	65,846
210,000	1.38%, 09/23/2050(9)	127,210
210,000	4.50%, 01/27/2033(1)	225,105
250,000	4.63%, 09/23/2034(9)	271,863
		690,024
	Canada - 2.1%
CAD 650,000	City of Montreal Canada 3.50%, 09/01/2023	485,362
2,500,000	City of Quebec Canada 2.60%, 09/26/2023	1,855,268
	Newfoundland T-Bill
1,010,000	0.00%, 02/21/2023(6)	757,119
5,400,000	4.41%, 03/30/2023	4,029,718
1,005,000	Nova Scotia T-Bill 4.43%, 04/04/2023	749,780
	Ontario T-Bill
2,500,000	3.59%, 02/08/2023	1,877,130
1,400,000	3.99%, 02/15/2023	1,050,310

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	Canada - 2.1% - (continued)
CAD 8,000,000	4.09%, 02/22/2023	$ 5,996,702
4,225,000	4.19%, 03/08/2023	3,161,620
2,500,000	Province of British Columbia Canada Principal Strip 0.00%, 09/08/2023(6)	1,828,389
	Province of Manitoba T-Bill
1,000,000	0.00%, 02/01/2023(6)	751,481
1,375,000	4.17%, 03/01/2023	1,029,808
4,260,000	4.23%, 03/15/2023	3,185,374
3,270,000	4.36%, 03/22/2023	2,443,084
2,000,000	4.42%, 03/29/2023	1,493,002
3,300,000	4.45%, 04/12/2023	2,459,376
1,000,000	Province of Ontario 4.46%, 02/15/2023(14)	750,187
6,000,000	Province of Prince Edward Island 4.48%, 04/11/2023(14)	4,470,461
4,000,000	Province of Saskatchewan Canada 4.30%, 03/09/2023(14)	2,993,030
		41,367,201
	Chile - 0.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,435,000,000	2.80%, 10/01/2033(1)(9)	1,442,101
3,720,000,000	4.70%, 09/01/2030(1)(9)	4,438,170
	Chile Government International Bond
$ 560,000	2.45%, 01/31/2031	477,951
2,140,000	2.55%, 07/27/2033	1,743,029
855,000	3.10%, 05/07/2041	645,532
810,000	4.00%, 01/31/2052	657,240
		9,404,023
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,641,330
	Colombia - 0.9%
	Colombia Government International Bond
$ 1,955,000	3.00%, 01/30/2030	1,520,639
1,300,000	3.13%, 04/15/2031	982,127
437,000	3.25%, 04/22/2032	321,899
8,511,000	5.00%, 06/15/2045	5,963,349
4,820,000	5.63%, 02/26/2044	3,667,541
200,000	7.50%, 02/02/2034	197,268
505,000	8.00%, 04/20/2033	517,048
	Colombian TES
COP 30,071,600,000	7.00%, 06/30/2032	4,598,869
1,000,600,000	7.75%, 09/18/2030	168,481
		17,937,221
	Croatia - 0.0%
EUR 560,000	Croatia Government International Bond 1.13%, 03/04/2033(9)	478,079
	Czech Republic - 0.3%
CZK 148,250,000	Czech Republic Government Bond 2.50%, 08/25/2028(9)	6,020,627
	Dominican Republic - 0.4%
	Dominican Republic International Bond
$ 1,795,000	4.88%, 09/23/2032(9)	1,526,537
840,000	5.50%, 02/22/2029(1)	789,013
1,105,000	5.50%, 02/22/2029(9)	1,037,928
663,000	5.88%, 01/30/2060(9)	507,924
500,000	6.00%, 02/22/2033(1)	460,546
325,000	6.00%, 02/22/2033(9)	299,355
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	Dominican Republic - 0.4% - (continued)
$ 350,000	6.40%, 06/05/2049(9)	$ 297,473
410,000	6.85%, 01/27/2045(9)	373,395
2,010,000	7.05%, 02/03/2031(1)	2,010,000
		7,302,171
	Ecuador - 0.1%
	Ecuador Government International Bond
70,000	0.00%, 07/31/2030(6)(9)	29,735
1,444,000	1.50%, 07/31/2040(5)(9)	605,711
2,570,483	2.50%, 07/31/2035(5)(9)	1,246,254
		1,881,700
	Egypt - 0.4%
	Egypt Government International Bond
325,000	3.88%, 02/16/2026(1)	269,360
EUR 570,000	4.75%, 04/16/2026(9)	516,884
$ 1,625,000	5.88%, 02/16/2031(1)	1,156,643
1,560,000	7.63%, 05/29/2032(9)	1,186,823
5,170,000	8.50%, 01/31/2047(9)	3,639,132
516,000	8.70%, 03/01/2049(9)	364,241
200,000	8.70%, 03/01/2049(9)	141,179
895,000	8.88%, 05/29/2050(1)	638,131
405,000	8.88%, 05/29/2050(9)	288,763
		8,201,156
	Ethiopia - 0.0%
600,000	Ethiopia International Bond 6.63%, 12/11/2024(9)	405,156
	Gabon - 0.1%
	Gabon Government International Bond
1,680,000	6.95%, 06/16/2025(9)	1,628,122
315,000	7.00%, 11/24/2031(9)	265,061
		1,893,183
	Ghana - 0.1%
	Ghana Government International Bond
396,000	6.38%, 02/11/2027(1)	146,520
619,000	6.38%, 02/11/2027(9)	229,030
218,000	7.88%, 02/11/2035(1)	80,115
1,183,000	7.88%, 02/11/2035(9)	434,752
		890,417
	Hungary - 0.5%
HUF 2,620,940,000	Hungary Government Bond 3.00%, 08/21/2030	5,233,954
	Hungary Government International Bond
$ 1,405,000	5.25%, 06/16/2029(1)	1,382,520
1,160,000	5.50%, 06/16/2034(1)	1,138,777
660,000	6.25%, 09/22/2032(1)	682,314
774,000	7.63%, 03/29/2041	872,682
		9,310,247
	India - 0.2%
INR 397,550,000	India Government Bond 5.77%, 08/03/2030	4,399,767
	Indonesia - 0.2%
	Indonesia Treasury Bond
IDR 50,229,000,000	7.00%, 09/15/2030	3,414,433
1,795,000,000	7.50%, 08/15/2032	125,850
18,530,000,000	7.50%, 06/15/2035	1,300,376
		4,840,659

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	Ivory Coast - 0.2%
	Ivory Coast Government International Bond
EUR 965,000	4.88%, 01/30/2032(1)	$ 821,131
179,000	5.25%, 03/22/2030(9)	164,203
2,050,000	5.88%, 10/17/2031(9)	1,872,073
		2,857,407
	Japan - 3.5%
	Japan Treasury Discount Bill
JPY 768,350,000	(0.19%), 03/10/2023(14)(15)	5,903,699
2,076,200,000	(0.18%), 03/27/2023(14)(15)	15,953,937
853,400,000	(0.17%), 03/20/2023(14)(15)	6,557,480
184,750,000	(0.13%), 04/17/2023(14)(15)	1,419,810
2,212,600,000	(0.12%), 04/10/2023(14)(15)	17,003,264
2,615,400,000	(0.11%), 04/04/2023(14)(15)	20,098,054
459,400,000	(0.10%), 07/10/2023(14)(15)	3,531,043
		70,467,287
	Mexico - 0.4%
	Mexican Bonos
MXN 79,986,700	5.75%, 03/05/2026	3,846,863
21,183,000	8.50%, 11/18/2038	1,100,204
	Mexico Government International Bond
$ 2,245,000	4.40%, 02/12/2052	1,751,155
950,000	5.00%, 04/27/2051	814,179
400,000	5.40%, 02/09/2028	410,653
400,000	6.35%, 02/09/2035	424,586
		8,347,640
	Mongolia - 0.0%
	Mongolia Government International Bond
200,000	3.50%, 07/07/2027(9)	173,000
200,000	5.63%, 05/01/2023(9)	198,680
		371,680
	North Macedonia - 0.0%
EUR 665,000	North Macedonia Government International Bond 3.68%, 06/03/2026(9)	668,372
	Oman - 0.1%
	Oman Government International Bond
$ 1,555,000	6.00%, 08/01/2029(9)	1,591,822
435,000	6.50%, 03/08/2047(9)	415,425
822,000	6.75%, 01/17/2048(9)	809,892
		2,817,139
	Panama - 0.2%
1,010,000	Panama Bonos del Tesoro 3.36%, 06/30/2031	843,997
	Panama Government International Bond
1,296,000	2.25%, 09/29/2032	991,458
1,330,000	4.50%, 04/16/2050	1,041,202
		2,876,657
	Peru - 0.1%
PEN 474,000	Peru Government Bond 5.40%, 08/12/2034	98,318
	Peruvian Government International Bond
$ 2,705,000	2.78%, 01/23/2031	2,289,692
300,000	7.35%, 07/21/2025	315,689
		2,703,699
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	Poland - 0.3%
PLN 27,310,000	Republic of Poland Government Bond 3.75%, 05/25/2027	$ 5,778,874
$ 190,000	Republic of Poland Government International Bond 5.50%, 11/16/2027	196,855
		5,975,729
	Qatar - 0.1%
	Qatar Government International Bond
1,775,000	4.40%, 04/16/2050(9)	1,675,831
525,000	4.82%, 03/14/2049(9)	523,687
		2,199,518
	Romania - 0.8%
RON 560,000	Romania Government Bond 8.25%, 09/29/2032	130,085
	Romanian Government International Bond
EUR 56,000	1.38%, 12/02/2029(1)	45,917
272,000	1.38%, 12/02/2029(9)	223,026
345,000	1.75%, 07/13/2030(1)	274,268
504,000	2.00%, 01/28/2032(9)	388,368
5,685,000	2.63%, 12/02/2040(1)	3,675,699
5,455,000	2.88%, 04/13/2042(1)	3,530,649
10,975,000	2.88%, 04/13/2042(9)	7,103,368
$ 160,000	3.63%, 03/27/2032(9)	134,475
564,000	6.00%, 05/25/2034(1)	552,438
206,000	6.63%, 02/17/2028(1)	213,313
EUR 320,000	6.63%, 09/27/2029(9)	358,238
$ 96,000	7.63%, 01/17/2053(1)	103,466
		16,733,310
	Russia - 0.0%
3,600,000	Russian Foreign Bond - Eurobond 5.10%, 03/28/2035(9)(12)	612,000
	Saudi Arabia - 0.3%
	Saudi Government International Bond
395,000	3.75%, 01/21/2055(9)	312,611
255,000	4.63%, 10/04/2047(9)	231,229
300,000	4.75%, 01/18/2028(1)	303,840
1,902,000	5.00%, 04/17/2049(9)	1,816,410
1,140,000	5.00%, 01/18/2053(1)	1,086,124
1,355,000	5.50%, 10/25/2032(1)	1,451,611
		5,201,825
	South Africa - 0.3%
	Republic of South Africa Government Bond
ZAR 91,100,000	8.00%, 01/31/2030	4,796,886
3,378,000	8.50%, 01/31/2037	157,543
	Republic of South Africa Government International Bond
$ 460,000	4.30%, 10/12/2028	418,370
740,000	5.75%, 09/30/2049	563,421
		5,936,220
	South Korea - 1.0%
	Export-Import Bank of Korea
6,395,000	5.49%, 03/22/2023, 3 mo. USD LIBOR + 0.740%(2)(9)	6,399,349
5,270,000	6.01%, 04/27/2023, 3 mo. USD LIBOR + 1.200%(2)(9)	5,280,329
	Korea Development Bank
2,330,000	2.75%, 03/19/2023	2,324,711
3,450,000	3.38%, 03/12/2023	3,444,653

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	South Korea - 1.0% - (continued)
$ 1,000,000	5.02%, 02/18/2023, 3 mo. USD LIBOR + 0.350%(2)	$ 1,000,084
1,300,000	6.24%, 04/16/2023, 3 mo. USD LIBOR + 1.450%(2)(9)	1,303,045
		19,752,171
	Sri Lanka - 0.5%
	Sri Lanka Government International Bond
5,407,000	5.75%, 04/18/2023(9)(12)	1,837,465
2,838,000	6.20%, 05/11/2027(9)(12)	961,862
3,257,000	6.35%, 06/28/2024(9)(12)	1,104,773
3,505,000	6.75%, 04/18/2028(9)(12)	1,186,969
9,494,000	6.85%, 03/14/2024(9)(12)	3,221,895
1,475,000	7.55%, 03/28/2030(9)(12)	499,571
200,000	7.85%, 03/14/2029(9)(12)	67,741
		8,880,276
	Thailand - 0.3%
THB 204,090,000	Thailand Government Bond 1.60%, 06/17/2035	5,439,429
	Turkey - 0.2%
	Turkey Government International Bond
$ 350,000	4.25%, 03/13/2025	324,099
430,000	4.88%, 10/09/2026	379,475
570,000	5.25%, 03/13/2030	455,430
590,000	6.00%, 01/14/2041	423,254
1,615,000	9.88%, 01/15/2028	1,655,375
1,155,000	Turkiye Ihracat Kredi Bankasi AS 9.38%, 01/31/2026(1)	1,153,383
		4,391,016
	Ukraine - 0.1%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(9)(12)	387,830
	Ukraine Government International Bond
440,000	6.88%, 05/21/2031(9)(12)	86,460
976,000	7.25%, 03/15/2035(1)(12)	190,198
1,855,000	7.25%, 03/15/2035(9)(12)	361,493
777,000	7.38%, 09/25/2034(9)(12)	153,457
		1,179,438
	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond
390,000	3.00%, 09/15/2051(1)	285,675
250,000	3.00%, 09/15/2051(9)	183,125
690,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(9)	524,855
450,000	UAE International Government Bond 4.95%, 07/07/2052(9)	452,822
		1,446,477
	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019(9)(12)	73,440
380,000	9.00%, 05/07/2023(9)(12)	33,250
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.5% - (continued)
	Venezuela - 0.0% - (continued)
$ 800,000	9.25%, 05/07/2028(9)(12)	$ 74,000
1,355,300	12.75%, 08/23/2022(9)(12)	118,589
		299,279
	Total Foreign Government Obligations (cost $361,687,446)	$ 329,016,970
MUNICIPAL BONDS - 0.5%
	General Obligation - 0.0%
201,273	State of Illinois, GO 4.95%, 06/01/2023	$ 201,247
	Nursing Homes - 0.1%
2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	1,910,950
	School District - 0.1%
2,870,000	Chicago, IL, Board of Education, GO 6.14%, 12/01/2039	2,667,276
	Transportation - 0.3%
	Chicago, IL, Transit Auth Rev
1,150,000	3.91%, 12/01/2040	1,017,874
645,000	6.90%, 12/01/2040	752,152
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,178,126
850,000	5.18%, 11/15/2049	784,049
1,235,000	6.81%, 11/15/2040	1,362,112
		5,094,313
	Total Municipal Bonds (cost $11,137,890)	$ 9,873,786
SENIOR FLOATING RATE INTERESTS - 9.8%(16)
	Advertising - 0.1%
	ABG Intermediate Holdings 2 LLC
995,000	8.16%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 986,294
685,000	10.66%, 12/20/2029, 1 mo. USD SOFR + 6.000%	627,207
621,666	Entravision Communications Corp. 7.30%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	608,194
		2,221,695
	Aerospace/Defense - 0.2%
1,576,050	Cobham Ultra SeniorCo S.a.r.l. 7.06%, 08/03/2029, 6 mo. USD LIBOR + 3.750%	1,553,591
713,212	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	713,391
	TransDigm, Inc.
1,316,726	6.98%, 12/09/2025, 3 mo. USD SOFR + 2.250%(2)	1,313,290
1,012,147	6.98%, 05/30/2025, 1 mo. USD SOFR + 2.250%(2)	1,009,424
		4,589,696
	Airlines - 0.1%
1,000,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	1,026,090

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Airlines - 0.1% - (continued)
$ 616,500	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	$ 642,085
883,500	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	912,770
		2,580,945
	Apparel - 0.1%
1,859,250	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	1,845,882
	Auto Parts & Equipment - 0.1%
695,083	Clarios Global L.P. 7.82%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	691,733
	First Brands Group LLC
1,097,019	10.25%, 03/30/2027, 3 mo. USD SOFR + 5.000%	1,071,239
1,000,000	13.60%, 03/30/2028, 3 mo. USD LIBOR + 8.500%	899,380
		2,662,352
	Beverages - 0.0%
402,550	Sunshine Investments B.V. 8.52%, 07/12/2029, 3 mo. USD SOFR + 4.250%	398,525
	Chemicals - 0.1%
850,000	Axalta Coating Systems Dutch Holding B B.V. 7.51%, 12/20/2029, 1 mo. USD SOFR + 3.000%	853,188
1,003,108	Tronox Finance LLC 7.03%, 03/10/2028, 1 mo. USD LIBOR + 2.250%	992,715
		1,845,903
	Commercial Services - 0.5%
2,834	AlixPartners LLP 7.32%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	2,828
1,447,725	Amentum Government Services Holdings LLC 8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	1,424,199
1,017,312	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	1,005,491
839,145	AVSC Holding Corp. 8.88%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	791,792
EUR 1,000,000	Boels Topholding B.V. 5.07%, 02/06/2027, 3 mo. EURIBOR + 3.250%	1,063,853
$ 489,600	Corporation Service Co. 7.91%, 11/02/2029, 1 mo. USD SOFR + 3.250%	489,385
310,000	Fugue Finance LLC 0.00%, 01/25/2028, 1 mo. USD SOFR + 4.500%(17)	309,612
4,021	MPH Acquisition Holdings LLC 8.98%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	3,608
	Trans Union LLC
745,630	6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	740,970
856,185	6.82%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	853,848
EUR 1,445,000	Verisure Holding AB 5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	1,488,662
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Commercial Services - 0.5% - (continued)
$ 1,568,189	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	$ 1,562,904
771,850	WW International, Inc. 8.07%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	452,173
		10,189,325
	Construction Materials - 0.2%
592,010	Chamberlain Group, Inc. 7.82%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	570,798
994,180	Ingersoll-Rand Services Co. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	990,094
1,195,954	Quikrete Holdings, Inc. 7.19%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	1,188,181
780,622	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	779,646
489,315	Summit Materials LLC 7.61%, 12/14/2027, 3 mo. USD SOFR + 3.000%(2)	489,314
989,950	Wilsonart LLC 7.98%, 12/31/2026, 3 mo. USD LIBOR + 3.250%	960,559
		4,978,592
	Distribution/Wholesale - 0.2%
987,137	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	985,350
1,490,907	Core & Main L.P. 7.15%, 07/27/2028, 6 mo. USD LIBOR + 2.500%	1,483,915
992,500	PEARLS Bidco B.V. 8.43%, 02/26/2029, 1 mo. USD SOFR + 3.750%	983,816
		3,453,081
	Diversified Financial Services - 0.2%
900,000	Blackhawk Network Holdings, Inc. 11.81%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	766,800
994,419	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	990,532
1,002,981	HighTower Holdings LLC 8.82%, 04/21/2028, 3 mo. USD LIBOR + 4.000%	974,145
1,000,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	997,860
		3,729,337
	Electric - 0.0%
945,629	ExGen Renewables IV LLC 7.24%, 12/15/2027, 3 mo. USD LIBOR + 2.500%	943,416
	Electronics - 0.1%
989,439	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	984,799

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Engineering & Construction - 0.1%
$ 752,068	Brand Energy & Infrastructure Services, Inc. 9.06%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	$ 700,635
1,563,642	Brown Group Holding LLC 7.05%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	1,554,604
		2,255,239
	Entertainment - 0.7%
945,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(17)	943,686
	Crown Finance U.S., Inc.
2,166,482	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	357,210
1,071,462	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	1,079,401
1,420,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	1,423,252
867,696	Golden Entertainment, Inc. 7.52%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	865,526
1,007,337	Maverick Gaming LLC 12.23%, 09/03/2026, 3 mo. USD LIBOR + 7.500%	789,077
	Motion Finco S.a.r.l.
EUR 335,000	5.20%, 11/12/2026, 3 mo. EURIBOR + 3.000%	349,464
$ 485,205	7.98%, 11/12/2026, 3 mo. USD LIBOR + 3.250%	477,723
560,596	NASCAR Holdings, Inc. 7.07%, 10/19/2026, 1 mo. USD LIBOR + 2.500%	560,361
1,029,825	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	1,028,393
1,457,675	Scientific Games International, Inc. 7.58%, 04/14/2029, 1 mo. USD SOFR + 3.000%	1,452,209
1,014,112	SeaWorld Parks & Entertainment, Inc. 7.63%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	1,010,309
1,454,521	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	1,445,881
1,240,791	William Morris Endeavor Entertainment LLC 7.32%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	1,231,932
		13,014,424
	Environmental Control - 0.1%
1,980,000	Clean Harbors, Inc. 6.57%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,981,980
	Food - 0.1%
135,000	8th Avenue Food & Provisions, Inc. 12.32%, 10/01/2026, 1 mo. USD LIBOR + 7.750%	81,000
1,027,640	Froneri International Ltd. 6.82%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	1,016,675
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Food - 0.1% - (continued)
$ 902,278	Hostess Brands LLC 7.08%, 08/03/2025, 3 mo. USD LIBOR + 2.250%	$ 901,935
878,889	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	879,258
		2,878,868
	Food Service - 0.0%
928,502	Aramark Services, Inc. 6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	921,344
	Healthcare - Products - 0.3%
1,136,308	Avantor Funding, Inc. 6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	1,135,036
1,012,570	Insulet Corp. 7.93%, 05/04/2028, 3 mo. USD SOFR + 3.250%	1,010,677
1,478,825	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	1,434,253
1,552,054	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	1,519,072
		5,099,038
	Healthcare - Services - 0.4%
499,506	ADMI Corp. 7.94%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	459,421
2,000,000	Aveanna Healthcare LLC 11.55%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	1,280,000
EUR 1,005,000	Biogroup-LCD 4.74%, 02/09/2028, 3 mo. EURIBOR + 3.000%	1,005,791
$ 791,150	Cano Health LLC 8.66%, 11/23/2027, 1 mo. USD SOFR + 4.000%	616,108
	EyeCare Partners LLC
1,324,988	8.48%, 11/15/2028, 3 mo. USD LIBOR + 3.750%	1,100,402
790,000	11.48%, 11/15/2029, 3 mo. USD LIBOR + 6.750%	638,170
444,098	ICON Luxembourg S.a.r.l. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	443,934
992,500	Parexel International Corp. 7.82%, 11/15/2028, 1 mo. USD LIBOR + 3.500%	983,587
1,820,676	Surgery Center Holdings, Inc. 8.21%, 08/31/2026, 3 mo. USD LIBOR + 3.750%	1,815,669
		8,343,082
	Home Builders - 0.1%
	Tecta America Corp.
1,337,051	8.93%, 04/10/2028, 1 mo. USD SOFR + 4.250%	1,307,636
1,120,000	13.18%, 04/09/2029, 1 mo. USD SOFR + 8.500%(2)	1,036,000
		2,343,636
	Insurance - 0.8%
	Acrisure LLC
1,599,188	8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	1,539,474
925,650	8.82%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	899,426

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Insurance - 0.8% - (continued)
	Asurion LLC
$ 503,179	7.57%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	$ 497,438
917,938	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	867,452
1,440,000	9.82%, 01/31/2028, 1 mo. USD LIBOR + 5.250%	1,195,920
2,000,000	9.82%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	1,668,760
	Hub International Ltd.
1,106,293	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	1,104,368
2,331,089	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	2,327,965
350,000	8.22%, 11/10/2029, 3 mo. USD SOFR + 4.000%	349,584
	Sedgwick Claims Management Services, Inc.
2,487,464	7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	2,474,678
248,300	8.82%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	248,196
2,294,250	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%(2)	2,293,676
		15,466,937
	Internet - 0.3%
990,593	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	932,812
928,367	Go Daddy Operating Co. LLC 7.81%, 11/09/2029, 1 mo. USD SOFR + 3.250%	930,808
3,041,989	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	3,007,219
545,000	MH Sub LLC 10.65%, 02/23/2029, 3 mo. USD SOFR + 6.250%	489,650
567,136	Proofpoint, Inc. 7.98%, 08/31/2028, 3 mo. USD LIBOR + 3.250%	555,526
562,915	Rodan & Fields LLC 8.46%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	207,339
721,290	Shutterfly, Inc. 9.57%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	359,484
		6,482,838
	IT Services - 0.1%
1,490,066	Tempo Acquisition LLC 7.56%, 08/31/2028, 1 mo. USD SOFR + 3.000%	1,491,005
	Leisure Time - 0.2%
1,980,000	Carnival Corp. 7.82%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,930,500
1,494,577	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	1,474,026
		3,404,526
	Lodging - 0.1%
	Caesars Resort Collection LLC
1,098,677	7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	1,097,227
679,344	8.07%, 07/21/2025, 1 mo. USD LIBOR + 3.500%	678,814
		1,776,041
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Machinery - Construction & Mining - 0.1%
$ 986,440	Brookfield WEC Holdings, Inc. 7.32%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	$ 984,595
	Machinery-Diversified - 0.0%
990,087	Vertical U.S. Newco, Inc. 8.60%, 07/30/2027, 6 mo. USD LIBOR + 3.500%	971,384
	Media - 0.4%
1,119,238	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	1,117,145
1,563,254	Cable One, Inc. 6.57%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	1,544,042
1,445,400	NEP Group, Inc. 8.57%, 10/20/2025, 1 mo. USD LIBOR + 4.000%	1,297,246
	NEP/NCP Holdco, Inc.
339,038	7.82%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	304,456
210,000	11.57%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	154,140
1,000,000	Telenet Financing USD LLC 6.46%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	990,180
	Virgin Media Bristol LLC
1,125,000	6.96%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,118,115
1,010,000	7.71%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	1,009,687
		7,535,011
	Metal Fabricate/Hardware - 0.0%
898,350	AZZ, Inc. 8.91%, 05/13/2029, 1 mo. USD SOFR + 4.250%	898,188
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.70%, 03/16/2029, 3 mo. EURIBOR + 3.750%	2,089,478
	Oil & Gas Services - 0.0%
$ 87,895	PES Holdings LLC 0.00%, 06/30/2023, 3 mo. USD LIBOR + 6.990%(17)	2,197
	Packaging & Containers - 0.4%
2,072,634	Berlin Packaging LLC 8.14%, 03/11/2028, 3 mo. USD LIBOR + 3.750%	2,042,850
1,412,070	BWAY Holding Co. 7.62%, 04/03/2024, 1 mo. USD LIBOR + 3.250%	1,397,950
1,875,575	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	1,840,089
305,000	Mauser Packaging Solutions Holding Co. 0.00%, 08/31/2026, 1 mo. USD SOFR + 4.000%(17)	301,950
890,000	Pretium PKG Holdings, Inc. 11.51%, 10/01/2029, 3 mo. USD LIBOR + 6.750%	543,087
1,004,646	TricorBraun Holdings, Inc. 7.82%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	975,310
		7,101,236

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Pharmaceuticals - 0.4%
$ 987,465	Bausch Health Cos., Inc. 9.83%, 02/01/2027, 1 mo. USD SOFR + 5.150%	$ 757,346
1,539,814	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,514,792
1,347,521	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	1,313,725
785,802	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	785,802
EUR 1,000,000	IVC Acquisition Ltd. 6.29%, 02/13/2026, 6 mo. EURIBOR + 4.000%	1,023,846
$ 977,999	Organon & Co. 7.75%, 06/02/2028, 3 mo. USD LIBOR + 3.000%	975,025
994,473	Pathway Vet Alliance LLC 8.32%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	826,477
110,647	PRA Health Sciences, Inc. 7.00%, 07/03/2028, 3 mo. USD LIBOR + 2.250%	110,606
		7,307,619
	Pipelines - 0.5%
488,401	AL GCX Holdings LLC 8.53%, 05/17/2029, 3 mo. USD SOFR + 3.750%	488,503
116,206	BCP Renaissance Parent LLC 8.07%, 10/31/2024, 1 mo. USD LIBOR + 3.500%	115,624
457,145	Buckeye Partners L.P. 6.63%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	457,004
1,046,239	DT Midstream, Inc. 6.57%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	1,047,547
3,599,837	Medallion Midland Acquisition LLC 8.59%, 10/18/2028, 3 mo. USD SOFR + 3.750%	3,595,337
1,134,905	NorthRiver Midstream Finance L.P. 8.00%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,133,078
2,034,584	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	2,026,954
990,287	UGI Energy Services LLC 8.07%, 08/13/2026, 1 mo. USD LIBOR + 3.500%	989,515
140,000	Whitewater Whistler Holdings LLC 0.00%, 01/25/2030, 1 mo. USD SOFR + 3.250%(17)	139,825
		9,993,387
	Retail - 0.7%
647,377	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	639,517
775,679	Beacon Roofing Supply, Inc. 6.82%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	774,384
1,318,765	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	1,294,698
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Retail - 0.7% - (continued)
	IRB Holding Corp.
$ 725,254	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	$ 723,557
761,338	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	752,773
1,581,460	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	1,424,959
1,602,308	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	1,469,124
992,077	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	980,817
1,560,334	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	1,547,664
594,505	Specialty Building Products Holdings LLC 7.77%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	567,836
	SRS Distribution, Inc.
620,327	8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	597,399
806,850	8.16%, 06/02/2028, 1 mo. USD SOFR + 3.500%	777,101
1,547,061	White Cap Buyer LLC 8.31%, 10/19/2027, 1 mo. USD SOFR + 3.750%	1,531,869
		13,081,698
	Semiconductors - 0.1%
985,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	988,083
1,496,250	MKS Instruments, Inc. 7.36%, 08/17/2029, 1 mo. USD SOFR + 2.750%	1,491,971
		2,480,054
	Software - 1.4%
	Ascend Learning LLC
2,491	8.07%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	2,372
615,000	10.32%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	531,754
	Athenahealth, Inc.
163,043	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.500%(18)	154,211
1,330,544	8.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,258,468
697,482	Ceridian HCM Holding, Inc. 7.07%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	693,472
	DCert Buyer, Inc.
990,407	8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	977,720
1,250,000	11.70%, 02/19/2029, 6 mo. USD LIBOR + 7.000%	1,140,625
2,893,114	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	2,885,361
1,272,409	E2open LLC 7.88%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,270,029
992,500	EP Purchaser LLC 8.23%, 11/06/2028, 3 mo. USD LIBOR + 3.500%	989,522
	Epicor Software Corp.
996,970	7.82%, 07/30/2027, 1 mo. USD LIBOR + 3.250%	978,087

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.8%(16) - (continued)
	Software - 1.4% - (continued)
$ 400,000	12.32%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	$ 398,416
593,041	Finastra USA, Inc. 8.33%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	555,976
	Hyland Software, Inc.
3,128,086	8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,117,075
464,000	10.82%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	439,473
1,990,000	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	1,874,341
1,068,071	Navicure, Inc. 8.57%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	1,059,398
1,375,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(17)	1,371,906
	Polaris Newco LLC
EUR 990,037	6.49%, 06/02/2028, 1 mo. EURIBOR + 4.000%	1,017,509
$ 1,555,795	8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	1,476,543
974,247	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	971,811
2,126,176	Ultimate Software Group, Inc. 8.58%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	2,103,447
2,068,997	Zelis Healthcare Corp. 8.07%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	2,062,439
		27,329,955
	Telecommunications - 0.4%
1,250,000	Altice France S.A. 0.00%, 08/31/2028(17)	1,224,999
1,500,432	Frontier Communications Corp. 8.50%, 05/01/2028, 3 mo. USD LIBOR + 3.750%	1,468,083
315,000	Intrado Corp. 0.00%, 01/31/2030, 1 mo. USD SOFR + 4.000%(17)	312,770
EUR 1,836,915	Lorca Holdco Ltd. 6.82%, 09/17/2027, 6 mo. EURIBOR + 4.250%	1,974,536
$ 1,236,900	Venga Finance S.a.r.l. 9.48%, 12/04/2028, 3 mo. USD LIBOR + 4.750%	1,167,324
587,419	Xplornet Communications, Inc. 8.57%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	464,272
1,877,458	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	1,839,909
		8,451,893
	Transportation - 0.1%
	First Student Bidco, Inc.
1,384,811	7.73%, 07/21/2028, 3 mo. USD LIBOR + 3.000%	1,305,766
1,000,000	8.68%, 07/21/2028, 3 mo. USD SOFR + 4.000%	963,500
		2,269,266
	Total Senior Floating Rate Interests (cost $204,407,746)	$ 196,378,467
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.4%
	Mortgage-Backed Agencies - 14.4%
	FHLMC - 3.7%
$ 2,341	0.00%, 11/15/2036(6)(19)	$ 1,969
12,201,639	1.12%, 06/25/2030(3)(4)	790,155
3,903,635	1.13%, 01/25/2030(3)(4)	237,179
2,236,328	1.70%, 04/25/2030(3)(4)	205,986
2,658,480	1.87%, 11/25/2047(3)(4)	251,102
2,355,000	1.90%, 02/25/2047(3)(4)	238,058
4,759,080	1.95%, 10/25/2047(3)(4)	475,731
3,345,000	2.01%, 09/25/2047(3)(4)	194,568
1,150,193	2.02%, 09/25/2046(3)(4)	117,853
1,890,000	2.10%, 08/25/2047(3)(4)	199,313
3,870,000	2.15%, 05/25/2047(3)(4)	229,544
2,605,748	2.25%, 05/25/2047(3)(4)	290,840
19,196	3.00%, 03/15/2033(4)	1,721
1,955,000	3.40%, 06/25/2048(3)(4)	363,522
16,599	4.00%, 07/15/2027(4)	428
92,649	4.50%, 03/15/2041	91,205
53,120	4.75%, 07/15/2039	53,099
4,499	5.50%, 08/15/2033	4,623
14,707	6.50%, 07/15/2036	15,197
6,060,000	6.86%, 01/25/2050, 1 mo. USD LIBOR + 2.350%(1)(2)	5,833,524
3,990,000	6.96%, 01/25/2051, 1 mo. USD SOFR + 2.650%(1)(2)	3,701,237
3,000,000	7.01%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,868,939
1,605,000	7.66%, 07/25/2030, 1 mo. USD LIBOR + 3.150%(2)	1,615,075
180,000	8.06%, 01/25/2051, 1 mo. USD SOFR + 3.750%(1)(2)	160,315
4,740,000	8.31%, 11/25/2051, 1 mo. USD SOFR + 4.000%(1)(2)	4,247,223
4,285,000	8.66%, 04/25/2042, 1 mo. USD SOFR + 4.350%(1)(2)	4,252,908
2,110,000	8.86%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	2,217,809
3,330,000	8.96%, 04/25/2030, 1 mo. USD LIBOR + 4.450%(2)	3,503,136
9,313,132	9.01%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	9,520,353
3,599,996	9.26%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	3,821,777
7,940,000	9.56%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	7,911,817
1,952,065	9.76%, 09/25/2050, 1 mo. USD LIBOR + 5.250%(1)(2)	2,054,437
2,393,394	10.26%, 07/25/2050, 1 mo. USD LIBOR + 5.750%(1)(2)	2,563,923
2,160,000	10.31%, 07/25/2042, 1 mo. USD SOFR + 6.000%(1)(2)	2,181,586
6,665,000	11.06%, 06/25/2042, 1 mo. USD SOFR + 6.750%(1)(2)	7,152,155
3,295,000	11.16%, 11/25/2051, 1 mo. USD SOFR + 6.850%(1)(2)	2,899,240
2,770,000	12.06%, 01/25/2051, 1 mo. USD SOFR + 7.750%(1)(2)	2,619,640
		72,887,187
	FNMA - 0.3%
23,500	0.00%, 06/25/2036(6)(19)	20,202
62,815	0.14%, 04/25/2055(3)(4)	2,337
11,640	2.50%, 06/25/2028(4)	518
61,522	3.00%, 01/25/2028(4)	2,701
27,320	3.16%, 12/01/2026	26,436

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 14.4% - (continued)
	Mortgage-Backed Agencies - 14.4% - (continued)
	FNMA - 0.3% - (continued)
$ 22,059	3.24%, 12/01/2026	$ 21,407
26,633	3.50%, 05/25/2030(4)	1,969
21,034	3.87%, 10/01/2025	20,789
31,419	3.89%, 05/01/2030	31,117
8,587	3.96%, 05/01/2034	8,340
13,689	4.00%, 03/25/2042(4)	1,742
4,228	4.50%, 07/25/2027(4)	112
44,297	5.50%, 04/25/2035	46,088
12,044	5.50%, 04/25/2037	12,353
120,695	5.50%, 06/25/2042(4)	25,626
2,110	5.54%, 05/25/2042(3)(4)	173
1,510,000	9.56%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	1,527,881
1,385,000	10.56%, 03/25/2042, 1 mo. USD SOFR + 6.250%(1)(2)	1,455,941
2,570,000	11.31%, 04/25/2042, 1 mo. USD SOFR + 7.000%(1)(2)	2,549,131
		5,754,863
	GNMA - 0.0%
14,175	4.00%, 05/16/2042(4)	1,593
33,106	5.00%, 10/16/2041(4)	5,340
		6,933
	UMBS - 10.4%
30,576,000	2.50%, 02/15/2053(20)	26,720,558
184,268,000	4.50%, 02/15/2053(20)	181,799,262
		208,519,820
	Total U.S. Government Agencies (cost $287,158,635)	$ 287,168,803
U.S. GOVERNMENT SECURITIES - 15.5%
	U.S. Treasury Securities - 15.5%
	U.S. Treasury Bonds - 7.7%
5,382,794	0.13%, 02/15/2052(21)	$ 3,697,622
8,418,805	0.25%, 02/15/2050(21)	6,061,458
26,478,000	1.13%, 08/15/2040	17,497,200
66,865,000	4.00%, 11/15/2042	68,829,159
54,515,000	4.00%, 11/15/2052(22)	57,845,526
		153,930,965
	U.S. Treasury Notes - 7.8%
15,484,602	0.13%, 07/15/2030(21)	14,208,030
35,249,014	0.25%, 07/15/2029(21)	32,972,974
16,053,322	0.75%, 07/15/2028(21)	15,553,067
63,911,749	1.13%, 01/15/2033(21)	62,986,776
31,880,000	2.75%, 08/15/2032(23)(24)	29,912,406
580,000	3.50%, 09/15/2025	572,931
		156,206,184
	Total U.S. Government Securities (cost $314,008,208)	$ 310,137,149
COMMON STOCKS - 0.0%
	Energy - 0.0%
32,328	Ascent Resources Marcellus Holdings LLC Class A*(11)	$ 78,800
7,026	Foresight Energy LLC	73,777
3,682	PES Energy Liquidating Trust(11)	—
	Total Common Stocks (cost $197,293)	$ 152,577
Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%(8)	$ 125,800
	Health Care Equipment & Services - 0.1%
39,085	Becton Dickinson and Co. Series B, 6.00%	1,968,320
	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
1,376	Danaher Corp. Series B, 5.00%	1,849,344
	Utilities - 0.0%
18,384	American Electric Power Co., Inc., 6.13%	945,857
	Total Convertible Preferred Stocks (cost $5,273,511)	$ 4,889,321
ESCROWS - 0.1%(25)
	Consumer Services - 0.1%
500,000	Grifols Escrow Issuer S.A.(9)	$ 460,447
2,270,000	Grifols Escrow Issuer S.A.(1)	2,090,431
	Total Escrows (cost $3,173,083)	$ 2,550,878
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
30,734	NextEra Energy, Inc., 6.93%	$ 1,473,695
	Total Preferred Stocks (cost $1,498,283)	$ 1,473,695
WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(11)	$ —
	Total Warrants (cost $670)	$ —
	Total Long-Term Investments (cost $2,212,986,124)	$ 2,077,124,290
SHORT-TERM INVESTMENTS - 6.3%
	Commercial Paper - 3.3%
	CDP Financial, Inc.
$ 2,510,000	3.75%, 06/26/2023	$ 2,461,006
CAD 750,000	3.90%, 02/14/2023	562,835
1,800,000	3.92%, 02/15/2023	1,350,651
1,000,000	3.93%, 02/10/2023	750,761
3,761,000	4.53%, 06/13/2023	2,780,322
$ 3,600,000	5.11%, 06/28/2023	3,528,694
5,500,000	Electricite de France S.A. 4.53%, 02/10/2023	5,493,180
3,000,000	Enel Finance America LLC 4.35%, 06/21/2023	2,930,910
CAD 750,000	Honda Canada Finance, Inc. 4.75%, 04/14/2023	558,186
$ 3,300,000	HSBC USA, Inc. 2.51%, 02/13/2023	3,297,052
4,800,000	Korea Development Bank 5.24%, 07/07/2023	4,698,452
1,917,000	Mondelez International, Inc. 0.00%, 02/01/2023	1,917,000
	Ontario Teachers' Finance Trust
CAD 4,636,000	0.00%, 02/01/2023	3,484,273
1,000,000	4.33%, 04/26/2023	743,550

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
	Commercial Paper - 3.3% - (continued)
CAD 4,000,000	Province of British Columbia Canada 4.03%, 03/07/2023	$ 2,994,703
	Province of Prince Edward Island Canada
5,585,000	4.17%, 02/28/2023	4,184,136
4,800,000	4.27%, 03/14/2023	3,589,883
4,715,000	4.33%, 03/21/2023	3,523,145
4,715,000	4.40%, 04/04/2023	3,516,042
	Province of Saskatchewan Canada
4,300,000	3.80%, 02/09/2023	3,228,723
1,500,000	4.13%, 02/28/2023	1,123,791
3,745,000	4.45%, 04/11/2023	2,790,532
	PSP Capital, Inc.
2,500,000	0.00%, 02/01/2023	1,878,922
2,000,000	4.32%, 04/12/2023	1,489,745
3,870,000	4.42%, 04/12/2023	2,882,656
		65,759,150
	Foreign Government Obligations - 1.7%
	Municipal Finance Authority of British Columbia Bills
1,500,000	3.92%, 02/15/2023(14)	1,125,539
6,400,000	4.19%, 03/01/2023(14)	4,794,076
185,000	4.53%, 04/12/2023(14)	137,802
115,000	4.54%, 04/12/2023(14)	85,660
	Newfoundland T-Bill
5,000,000	2.05%, 02/02/2023(14)	3,757,422
7,060,000	4.06%, 02/27/2023(14)	5,290,194
1,400,000	4.16%, 02/27/2023(14)	1,048,968
3,425,000	4.45%, 04/06/2023(14)	2,553,711
5,000,000	4.52%, 04/27/2023	3,718,650
	Province of New Brunswick Canada T-Bill
5,000,000	3.91%, 02/16/2023(14)	3,751,419
4,300,000	4.09%, 02/23/2023(14)	3,223,430
5,000,000	4.22%, 03/09/2023(14)(26)	3,741,851
		33,228,722
	Repurchase Agreements - 0.3%
$ 6,284,304	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $6,285,051; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $6,410,083	6,284,304
	Securities Lending Collateral - 1.0%
3,724,843	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(27)	3,724,843
11,499,832	HSBC US Government Money Market Fund, 4.22%(27)	11,499,832
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
	Securities Lending Collateral - 1.0% - (continued)
2,199,275	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(27)		$ 2,199,275
3,266,991	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(27)		3,266,991
			20,690,941
	Total Short-Term Investments (cost $124,553,269)		$ 125,963,117
	Total Investments (cost $2,337,539,393)	110.1%	$ 2,203,087,407
	Other Assets and Liabilities	(10.1)%	(202,721,796)
	Total Net Assets	100.0%	$ 2,000,365,611
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $656,859,377, representing 32.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(9)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $304,487,212, representing 15.2% of net assets.
(10)	Represents entire or partial securities on loan.
(11)	Investment valued using significant unobservable inputs.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(14)	The rate shown represents current yield to maturity.
(15)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(16)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(17)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(18)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2023, the aggregate value of the unfunded commitment was $154,211, which represents to 0.0% of total net assets.
(19)	Securities disclosed are principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $15,916,406.
(23)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $18,015,000.
(24)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2023, the market value of securities pledged was $872,602.
(25)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(26)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $3,651,779 at January 31, 2023.
(27)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	3,013	03/22/2023	$ 345,035,578	$ 4,161,021
U.S. Treasury 10-Year Ultra Future	557	03/22/2023	67,510,141	313,642
U.S. Treasury Long Bond Future	267	03/22/2023	34,676,625	28,247
U.S. Treasury Ultra Bond Future	321	03/22/2023	45,501,750	2,017,825
Total				$ 6,520,735
Short position contracts:
Canadian 10-Year Bond Future	936	03/22/2023	$ 88,819,932	$ (790,272)
Euro BUXL 30-Year Bond Future	173	03/08/2023	27,083,089	1,659,565
Euro-BOBL Future	55	03/08/2023	7,013,750	102,597
Euro-BUND Future	276	03/08/2023	41,053,318	1,021,350
Euro-Schatz Future	703	03/08/2023	80,817,379	590,627
Long Gilt Future	1	03/29/2023	128,845	1,922
U.S. Treasury 2-Year Note Future	1,538	03/31/2023	316,287,298	(754,985)
U.S. Treasury 5-Year Note Future	1,404	03/31/2023	153,376,032	(849,071)
Total				$ 981,733
Total futures contracts				$ 7,502,468

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.PENAAA.06	CSI	USD	149,996	(0.11%)	05/25/2046	Monthly	$ 17,473	$ —	$ 10,982	$ (6,491)
ABX.HE.PENAAA.06	JPM	USD	95,468	(0.11%)	05/25/2046	Monthly	79,396	—	6,990	(72,406)
PrimeX.ARM.2(2)	MSC	USD	49,151	(4.58%)	12/25/2037	Monthly	—	(114)	(238)	(124)
Total							$ 96,869	$ (114)	$ 17,734	$ (79,021)
Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	245,465	0.11%	05/25/2046	Monthly	$ —	$ (4,929)	$ (17,972)	$ (13,043)
PrimeX.ARM.2(2)	JPM	USD	49,151	4.58%	12/25/2037	Monthly	1,371	—	238	(1,133)
Total							$ 1,371	$ (4,929)	$ (17,734)	$ (14,176)
Total							$ 98,240	$ (5,043)	$ —	$ (93,197)
Credit default swaps on single-name issues:
Buy protection:
MEDIOBANCA SPA	BNP	EUR	2,960,000	(1.00%)	12/20/2027	Quarterly	$ 80,545	$ —	$ 51,738	$ (28,807)
Total							$ 80,545	$ —	$ 51,738	$ (28,807)
Total OTC credit default swap contracts							$ 178,785	$ (5,043)	$ 51,738	$ (122,004)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	170,215,000	(5.00%)	12/20/2027	Quarterly	$ 1,883,153	$ (5,586,860)	$ (7,470,013)
Sell protection:
CDX.NA.HY.39.V1	USD	27,100,000	5.00%	12/20/2027	Quarterly	$ 702,458	$ 889,487	$ 187,029
ITRAXX-XOVERS.38.V1	EUR	94,165,000	5.00%	12/20/2027	Quarterly	1,221,319	4,028,713	2,807,394
Total						$ 1,923,777	$ 4,918,200	$ 2,994,423
Credit default swaps on single-name issues:
Sell protection:
Peruvian Government International Bond (BBB)	USD	740,000	1.00%	12/20/2027	Quarterly	$ (6,132)	$ (4,961)	$ 1,171
Republic of Turkey (B+)	USD	976,000	1.00%	12/20/2027	Quarterly	(186,519)	(165,992)	20,527
Total						$ (192,651)	$ (170,953)	$ 21,698
Total centrally cleared credit default swap contracts						$ 3,614,279	$ (839,613)	$ (4,453,892)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	$ 94,747	$ —	$ 158,130	$ 63,383
2.97% Fixed	12 Mo. USD SOFR	USD	20,715,000	03/15/2053	Annual	67,165	—	44,134	(23,031)
Total centrally cleared interest rate swaps contracts						$ 161,912	$ —	$ 202,264	$ 40,352

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
635,000	BRL	121,266	USD	GSC	03/02/2023	$ 3,148
6,335,000	BRL	1,148,998	USD	UBS	03/15/2023	88,851
2,000,000	CAD	1,494,481	USD	UBS	02/01/2023	8,664
851,000	CNH	122,351	USD	UBS	03/15/2023	3,969
2,750,000	CZK	123,305	USD	MSC	03/15/2023	2,106
79,180,000	EGP	2,711,644	USD	GSC	03/15/2023	(165,049)
1,920,000	EGP	65,084	USD	GSC	04/10/2023	(3,912)
1,080,000	EGP	34,985	USD	GSC	04/18/2023	(695)
224,448	EUR	245,000	USD	MSC	02/28/2023	(548)
11,093,000	EUR	11,861,035	USD	MSC	03/15/2023	232,717
8,577,000	EUR	9,190,641	USD	RBC	03/15/2023	160,130
2,712,000	EUR	2,902,002	USD	SCB	03/15/2023	54,660
3,296,000	EUR	3,538,757	USD	WEST	03/15/2023	54,591
5,402,000	EUR	5,837,277	USD	UBS	03/15/2023	52,062
1,851,000	EUR	1,994,191	USD	SSG	03/15/2023	23,796
1,277,000	EUR	1,383,190	USD	BOA	03/15/2023	9,014
145,000	EUR	158,404	USD	CBA	03/15/2023	(323)
195,000	EUR	213,327	USD	JPM	03/15/2023	(735)
46,100,000	HUF	118,784	USD	BCLY	03/16/2023	7,436
1,895,300,000	JPY	14,780,009	USD	SSG	02/06/2023	(207,403)
939,800,000	JPY	7,335,777	USD	SSG	02/13/2023	(103,488)
2,618,000,000	JPY	20,442,313	USD	ANZ	02/21/2023	(275,377)
523,750,000	JPY	4,096,202	USD	CBA	02/27/2023	(58,660)
1,427,850,000	JPY	11,168,437	USD	RBC	03/06/2023	(147,247)
1,250,000,000	JPY	9,642,023	USD	SCB	03/10/2023	12,194
1,250,000,000	JPY	9,655,168	USD	JPM	03/20/2023	13,588
28,900,000	KZT	61,326	USD	DEUT	04/28/2023	38
28,900,000	KZT	59,772	USD	DEUT	07/31/2023	345
4,130,000	THB	125,857	USD	TDB	03/15/2023	(179)
4,925,000	UYU	123,009	USD	JPM	04/18/2023	2,421
6,511,290	USD	9,640,000	AUD	BCLY	03/15/2023	(304,880)
15,177,154	USD	82,245,000	BRL	GSC	03/15/2023	(893,384)
1,883,800	USD	2,500,000	CAD	SCB	02/01/2023	4,868
2,254,624	USD	3,000,000	CAD	UBS	02/01/2023	(95)
364,112	USD	500,000	CAD	BOA	02/01/2023	(11,675)
3,035,381	USD	4,136,000	CAD	MSC	02/01/2023	(73,124)
3,738,928	USD	5,000,000	CAD	JPM	02/02/2023	(18,956)
1,862,811	USD	2,500,000	CAD	BCLY	02/08/2023	(16,193)
3,152,154	USD	4,300,000	CAD	MSC	02/09/2023	(79,754)
734,768	USD	1,000,000	CAD	UBS	02/10/2023	(16,844)
549,837	USD	750,000	CAD	BOA	02/14/2023	(13,887)
1,126,831	USD	1,500,000	CAD	RBC	02/15/2023	(624)
1,345,423	USD	1,800,000	CAD	CBK	02/15/2023	(7,522)
1,767,463	USD	2,400,000	CAD	MSC	02/15/2023	(36,464)
3,737,352	USD	5,000,000	CAD	CBK	02/16/2023	(20,854)
756,518	USD	1,010,000	CAD	SCB	02/21/2023	(2,665)
5,899,705	USD	8,000,000	CAD	NWM	02/22/2023	(113,663)
3,171,138	USD	4,300,000	CAD	NWM	02/23/2023	(61,068)
1,032,525	USD	1,400,000	CAD	NWM	02/27/2023	(19,850)
5,177,570	USD	7,060,000	CAD	BOA	02/27/2023	(129,402)
366,802	USD	500,000	CAD	TDB	02/28/2023	(9,054)
1,101,768	USD	1,500,000	CAD	RBC	02/28/2023	(25,798)
3,728,487	USD	5,085,000	CAD	CBK	02/28/2023	(93,962)
236,515	USD	300,000	CAD	DEUT	03/01/2023	11,000
5,700,165	USD	7,775,000	CAD	MSC	03/01/2023	(144,437)
2,983,446	USD	4,000,000	CAD	JPM	03/07/2023	(23,581)
3,099,861	USD	4,225,000	CAD	BMO	03/08/2023	(76,340)
6,603,348	USD	9,000,000	CAD	BMO	03/09/2023	(162,583)
3,509,705	USD	4,800,000	CAD	BMO	03/14/2023	(98,950)
3,122,848	USD	4,260,000	CAD	BOA	03/15/2023	(79,860)
6,273,741	USD	8,545,000	CAD	MSC	03/15/2023	(150,472)
3,490,333	USD	4,715,000	CAD	ANZ	03/21/2023	(54,636)
2,408,242	USD	3,270,000	CAD	BOA	03/22/2023	(50,327)
3,261,529	USD	4,130,000	CAD	MSC	03/29/2023	156,174
1,463,512	USD	2,000,000	CAD	CBK	03/29/2023	(40,291)
215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,951,528	USD	5,400,000	CAD	CBK	03/30/2023	$ (108,778)
749,268	USD	1,005,000	CAD	RBC	04/04/2023	(6,431)
3,450,551	USD	4,715,000	CAD	CBK	04/04/2023	(94,842)
2,522,882	USD	3,425,000	CAD	BOA	04/06/2023	(52,561)
793,262	USD	1,000,000	CAD	MSC	04/10/2023	41,277
2,001,858	USD	2,700,000	CAD	BOA	04/10/2023	(28,501)
2,803,882	USD	3,745,000	CAD	UBS	04/11/2023	(12,329)
4,494,008	USD	6,000,000	CAD	MSC	04/11/2023	(17,947)
2,694,511	USD	3,600,000	CAD	MSC	04/12/2023	(12,689)
1,478,647	USD	2,000,000	CAD	BOA	04/12/2023	(25,353)
2,845,595	USD	3,870,000	CAD	CIBC	04/12/2023	(64,646)
550,786	USD	750,000	CAD	RBC	04/14/2023	(13,226)
749,851	USD	1,000,000	CAD	BOA	04/26/2023	(2,256)
3,747,017	USD	5,000,000	CAD	MSC	04/27/2023	(13,556)
2,357,689	USD	3,000,000	CAD	JPM	05/01/2023	101,248
1,559,892	USD	2,000,000	CAD	UBS	05/01/2023	55,598
780,453	USD	1,000,000	CAD	SGG	05/01/2023	28,306
147,807	USD	190,000	CAD	TDB	05/01/2023	4,899
518,035	USD	705,000	CAD	BMO	05/30/2023	(12,421)
1,235,871	USD	1,600,000	CAD	JPM	06/05/2023	31,908
773,781	USD	1,000,000	CAD	TDB	06/09/2023	21,266
2,769,626	USD	3,761,000	CAD	MSC	06/13/2023	(60,724)
1,832,045	USD	2,500,000	CAD	CBK	07/17/2023	(50,139)
114,591	USD	150,000	CAD	BNP	09/01/2023	1,597
375,895	USD	500,000	CAD	DEUT	09/01/2023	(750)
1,903,839	USD	2,500,000	CAD	BCLY	09/08/2023	20,449
372,847	USD	500,000	CAD	CBK	09/25/2023	(3,912)
1,865,436	USD	2,500,000	CAD	CBK	09/26/2023	(18,379)
739,103	USD	1,000,000	CAD	DEUT	12/15/2023	(15,271)
1,101,483	USD	1,500,000	CAD	CBK	12/15/2023	(30,078)
750,845	USD	1,000,000	CAD	BOA	01/16/2024	(3,911)
40,317	USD	194,807,000	COP	BNP	03/15/2023	(1,041)
62,164	USD	1,920,000	EGP	GSC	04/10/2023	992
35,585	USD	1,080,000	EGP	GSC	04/18/2023	1,295
78,654,000	USD	71,892,766	EUR	DEUT	02/28/2023	353,912
57,218,262	USD	52,344,468	EUR	TDB	02/28/2023	208,681
1,248,302	USD	1,143,000	EUR	MSC	02/28/2023	3,434
1,698,149	USD	1,561,000	EUR	GSC	02/28/2023	(1,972)
1,585,320	USD	1,458,000	EUR	UBS	02/28/2023	(2,622)
2,633,000	USD	2,420,357	EUR	JPM	02/28/2023	(3,067)
274,096	USD	252,000	EUR	MSC	03/15/2023	(638)
407,694	USD	378,000	EUR	SSG	03/15/2023	(4,406)
82,510,091	USD	77,974,051	EUR	BCLY	03/15/2023	(2,498,367)
11,688,123	USD	9,408,000	GBP	JPM	02/28/2023	82,362
315,348	USD	256,000	GBP	GSC	02/28/2023	(455)
13,443,066	USD	10,959,000	GBP	BNP	03/15/2023	(80,925)
13,140,543	USD	1,895,300,000	JPY	BOA	02/06/2023	(1,432,062)
6,434,803	USD	939,800,000	JPY	BNP	02/13/2023	(797,486)
18,671,300	USD	2,618,000,000	JPY	UBS	02/21/2023	(1,495,637)
3,796,531	USD	523,750,000	JPY	JPM	02/27/2023	(241,011)
10,434,487	USD	1,427,850,000	JPY	JPM	03/06/2023	(586,703)
14,306,832	USD	2,018,350,000	JPY	BNP	03/10/2023	(1,281,639)
13,376,334	USD	1,805,400,000	JPY	BNP	03/15/2023	(577,937)
15,690,188	USD	2,103,400,000	JPY	UBS	03/20/2023	(579,621)
15,315,997	USD	2,076,200,000	JPY	JPM	03/27/2023	(760,368)
20,014,540	USD	2,615,400,000	JPY	CBK	04/04/2023	(257,150)
16,903,560	USD	2,212,600,000	JPY	UBS	04/10/2023	(260,104)
1,446,790	USD	184,750,000	JPY	BOA	04/17/2023	12,270
3,520,124	USD	459,400,000	JPY	BOA	07/10/2023	(90,604)
Total foreign currency contracts						$ (13,526,060)

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Cross Currency Contracts Outstanding at January 31, 2023
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	11,572,704	JPM	02/28/2023	GBP	11,539,146	$ 33,558
GBP	108,557	GSC	02/28/2023	EUR	108,526	31
GBP	798,143	RBC	02/28/2023	EUR	802,568	(4,425)
GBP	980,716	MSC	02/28/2023	EUR	985,620	(4,904)
Total foreign cross currency contracts						$ 24,260
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 332,360,814	$ —	$ 332,360,814	$ —
Convertible Bonds	60,654,453	—	60,654,453	—
Corporate Bonds	542,467,377	—	542,467,377	—
Foreign Government Obligations	329,016,970	—	329,016,970	—
Municipal Bonds	9,873,786	—	9,873,786	—
Senior Floating Rate Interests	196,378,467	—	196,378,467	—
U.S. Government Agencies	287,168,803	—	287,168,803	—
U.S. Government Securities	310,137,149	—	310,137,149	—
Common Stocks
Energy	152,577	—	73,777	78,800
Convertible Preferred Stocks	4,889,321	4,889,321	—	—
Escrows	2,550,878	—	2,550,878	—
Preferred Stocks	1,473,695	1,473,695	—	—
Warrants	—	—	—	—
Short-Term Investments	125,963,117	20,690,941	105,272,176	—
Foreign Currency Contracts(2)	1,904,855	—	1,904,855	—
Futures Contracts(2)	9,896,796	9,896,796	—	—
Swaps - Credit Default(2)	3,016,121	—	3,016,121	—
Swaps - Interest Rate(2)	63,383	—	63,383	—
Total	$ 2,217,968,562	$ 36,950,753	$ 2,180,939,009	$ 78,800
Liabilities
Foreign Currency Contracts(2)	$ (15,406,655)	$ —	$ (15,406,655)	$ —
Futures Contracts(2)	(2,394,328)	(2,394,328)	—	—
Swaps - Credit Default(2)	(7,592,017)	—	(7,592,017)	—
Swaps - Interest Rate(2)	(23,031)	—	(23,031)	—
Total	$ (25,416,031)	$ (2,394,328)	$ (23,021,703)	$ —

(1)	For the period ended January 31, 2023, investments valued at $141,360 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
217

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4%
	Alabama - 0.2%
$ 150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	$ 158,975
	Arizona - 1.8%
	Maricopa County, AZ, Industrial Dev Auth Rev
775,000	3.00%, 09/01/2039	671,895
100,000	5.00%, 09/01/2042	103,919
200,000	Salt Verde, AZ, Financial Corp. Rev 5.00%, 12/01/2037	211,928
	Tempe, AZ, Industrial Dev Auth Rev
225,000	4.00%, 12/01/2024	222,179
270,000	4.00%, 12/01/2025	264,541
240,000	4.00%, 12/01/2026	233,178
		1,707,640
	California - 7.6%
50,000	Alameda County Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	52,663
565,000	California Community Choice Financing Auth Rev 5.00%, 12/01/2053(1)	603,219
195,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2045	201,021
	California Municipal Finance Auth Rev, (BAM Insured)
500,000	4.00%, 05/15/2038	502,207
350,000	4.00%, 10/01/2046	345,324
1,665,000	5.00%, 12/31/2031	1,796,136
165,000	California Public Finance Auth Rev 2.38%, 11/15/2028(2)	155,349
310,000	California State Health Facs Finance Auth Rev 4.00%, 08/15/2040	318,883
140,000	California State, GO Taxable 4.00%, 11/01/2041	141,215
340,000	Cathedral City, CA, Redev Successor Agency, (BAM Insured) 4.00%, 08/01/2032	367,840
45,000	Elk Grove, CA, Finance Auth, (BAM Insured) 5.00%, 09/01/2032	48,133
150,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	165,388
	Orange County, CA, Community Facs Dist
100,000	5.00%, 08/15/2023	100,989
150,000	5.00%, 08/15/2033	158,353
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	103,219
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(3)	87,343
	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (NATL Insured)
255,000	0.00%, 01/15/2025(3)	239,994
1,880,000	4.00%, 01/15/2034	1,998,963
		7,386,239
	Colorado - 3.5%
175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	200,301
200,000	Colorado Health Facs Auth Rev 4.00%, 12/01/2040	180,367
560,000	Colorado School of Mines Rev, (AGM Insured) 5.25%, 12/01/2052	616,827
150,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2040	150,993
305,000	E-470 Public Highway, CO, Auth Rev 3.23%, 09/01/2039, 3 mo. USD SOFR + 0.350%(4)	303,697
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	101,893
120,000	5.00%, 12/01/2029	134,750
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	487,724
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Colorado - 3.5% - (continued)
$ 115,000	University of Colorado, Rev 2.00%, 06/01/2051(1)	$ 112,683
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	26,932
1,000,000	Weld County, CO, School Dist No. RE-4, GO, (State Aid Withholding Insured) 5.25%, 12/01/2047(5)	1,139,291
		3,455,458
	Connecticut - 3.1%
	Connecticut State Health & Educational Facs Auth Rev
535,000	2.80%, 07/01/2048(1)(5)	534,265
450,000	5.00%, 07/01/2025	475,269
575,000	5.00%, 07/01/2026	620,282
750,000	5.00%, 07/01/2040	810,831
60,000	5.00%, 07/01/2042	62,665
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	264,637
170,000	State of Connecticut, GO 5.00%, 06/15/2026	180,499
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	106,344
		3,054,792
	District of Columbia - 0.1%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	134,991
	Florida - 2.8%
300,000	Broward County, FL, Airport System Rev 5.00%, 09/01/2028	342,922
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,408
70,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2048	67,922
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	255,237
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	167,900
	Orange County, FL, Convention Center/Orlando Rev
285,000	5.00%, 10/01/2024	296,940
125,000	5.00%, 10/01/2027	139,335
	Orange County, FL, Health Facs Auth Rev
100,000	5.00%, 08/01/2031	103,929
130,000	5.00%, 10/01/2037(5)	145,073
475,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(1)	413,161
190,000	Polk County, FL, Industrial Dev Auth Rev 5.00%, 01/01/2029	191,060
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	210,000
200,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	189,037
70,000	Volusia County, FL, Educational Facs Auth Rev 4.00%, 10/15/2035	71,681
		2,733,605
	Georgia - 3.4%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(1)	95,391
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(1)	267,094
165,000	2.25%, 10/01/2032(1)	164,296
125,000	3.00%, 11/01/2045(1)	125,000
15,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	14,912
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	180,547

218

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Georgia - 3.4% - (continued)
$ 315,000	5.50%, 09/15/2028	$ 344,404
	Municipal Electric Auth, GA, Rev
135,000	5.00%, 01/01/2024	137,568
100,000	5.00%, 01/01/2028	107,169
235,000	5.00%, 01/01/2033	268,374
1,000,000	5.00%, 01/01/2035	1,137,902
350,000	5.00%, 07/01/2052	364,355
85,000	5.00%, 01/01/2056	87,104
		3,294,116
	Idaho - 0.5%
500,000	Idaho Housing & Finance Association Rev 4.00%, 07/15/2036	516,809
	Illinois - 10.2%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(3)	61,337
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	105,769
	Chicago, IL, Board of Education, GO
215,000	4.00%, 12/01/2047	188,581
150,000	5.00%, 12/01/2027	157,126
500,000	5.00%, 12/01/2041	507,069
200,000	5.00%, 12/01/2046	199,224
105,000	5.25%, 12/01/2023	106,810
140,000	5.25%, 12/01/2039	140,668
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	253,205
275,000	5.25%, 12/01/2032	344,378
	Chicago, IL, Transit Auth Rev, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	103,460
175,000	5.00%, 12/01/2045	184,517
250,000	5.00%, 12/01/2046	257,813
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	255,368
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027(1)	766,664
	Cook County, IL, Community High School Dist No. 212 Leyden Rev, (BAM Insured)
105,000	5.00%, 12/01/2027	109,376
170,000	5.00%, 12/01/2030	176,714
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	213,973
225,000	County of Cook, IL, Sales Tax Rev 5.00%, 11/15/2029	256,954
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	157,107
115,000	5.00%, 08/15/2033	133,713
245,000	5.00%, 08/15/2035	252,257
150,000	5.00%, 10/01/2041	156,056
230,000	5.00%, 05/15/2050(1)	235,941
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	353,222
100,000	5.00%, 01/01/2031	113,701
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	153,346
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
85,000	5.00%, 12/01/2025	90,883
130,000	5.00%, 12/01/2026	142,009
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)	65,130
200,000	5.00%, 12/15/2045	204,315
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	165,200
1,000,000	5.00%, 01/01/2037	1,092,940
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Illinois - 10.2% - (continued)
	State of Illinois, GO
$ 400,000	5.00%, 11/01/2026	$ 426,545
50,000	5.00%, 02/01/2027	53,476
150,000	5.00%, 11/01/2028	160,887
355,000	5.00%, 03/01/2029	386,588
250,000	5.00%, 05/01/2029	254,877
330,000	5.00%, 10/01/2031	361,092
315,000	5.00%, 12/01/2034	332,205
215,000	5.00%, 03/01/2046	221,034
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	90,323
		9,991,853
	Indiana - 0.3%
81,038	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	73,763
185,000	Indiana Housing & Community Dev Auth Rev, (GNMA Insured) 3.25%, 07/01/2049	183,814
		257,577
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2035	248,796
	Louisiana - 0.7%
325,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(1)	286,716
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	100,245
100,000	6.00%, 11/15/2030	100,880
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	103,708
100,000	5.00%, 05/15/2047	102,716
		694,265
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2046	458,144
	Maryland - 1.4%
485,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	476,344
810,000	Maryland Stadium Auth Rev, (ST Intercept Insured) 5.00%, 05/01/2050	910,525
		1,386,869
	Massachusetts - 3.4%
	Massachusetts Educational Financing Auth Rev
880,000	5.00%, 07/01/2024	904,355
500,000	5.00%, 01/01/2025	516,628
	Massachusetts State Dev Finance Agency Rev
235,000	2.26%, 07/01/2049(2)(4)	231,803
105,000	5.00%, 07/01/2034	109,094
1,000,000	5.00%, 07/01/2035	1,033,441
150,000	5.00%, 07/01/2037	158,672
150,000	5.00%, 07/01/2044	149,793
100,000	5.00%, 10/01/2047(2)	98,599
150,000	5.00%, 07/01/2048	154,376
		3,356,761
	Michigan - 1.3%
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	156,252
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	277,994
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	185,951

219

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Michigan - 1.3% - (continued)
$ 100,000	5.00%, 07/01/2035	$ 104,160
100,000	5.00%, 05/15/2038	102,849
90,000	Michigan State Hospital Finance Auth Rev 5.00%, 11/15/2047	94,037
255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	296,285
		1,217,528
	Minnesota - 3.5%
250,000	Duluth, MN, Independent School Dist No. 709, (SD CRED PROG Insured) 5.00%, 02/01/2024	255,945
77,052	Freddie Mac Multifamily Certificates, MN, Rev 2.54%, 06/25/2037	64,334
1,000,000	Minnesota Higher Education Facs Auth Rev 4.00%, 10/01/2046	995,387
	Minnesota Housing Finance Agency Rev
885,000	3.00%, 01/01/2051	872,357
1,000,000	3.00%, 07/01/2052	983,896
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SD CRED PROG Insured) 4.00%, 02/01/2029	200,000
		3,371,919
	Mississippi - 0.6%
	State of Mississippi Gaming Tax Rev
175,000	5.00%, 10/15/2026	189,409
400,000	5.00%, 10/15/2037	431,227
		620,636
	Missouri - 1.8%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist Rev 4.00%, 10/01/2036	260,434
	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev
100,000	5.25%, 05/15/2032	95,532
100,000	5.25%, 05/15/2050	85,699
	St. Louis County, MO, Industrial Dev Auth Rev
750,000	4.00%, 12/15/2046	573,462
200,000	5.00%, 09/01/2023	200,457
550,000	State of Missouri, Health & Educational Facs Auth Rev 4.00%, 07/01/2035	566,143
		1,781,727
	Montana - 0.2%
75,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	76,212
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	158,755
		234,967
	Nebraska - 1.4%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	311,200
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
405,000	3.00%, 09/01/2045	399,011
410,000	3.00%, 03/01/2052	402,565
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	286,539
		1,399,315
	Nevada - 0.8%
50,000	City of North Las Vegas, NV, Special Assessment 3.50%, 06/01/2023	49,951
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	166,394
25,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	24,388
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Nevada - 0.8% - (continued)
	Clark County, NV, School Dist, GO, (AGM Insured)
$ 250,000	4.00%, 06/15/2036	$ 260,085
225,000	5.00%, 06/15/2028	247,439
		748,257
	New Hampshire - 0.9%
1,000,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2051	807,901
70,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	76,387
		884,288
	New Jersey - 1.2%
175,000	New Jersey Economic Dev Auth Rev 5.00%, 06/15/2023	176,469
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	39,621
	New Jersey Transportation Trust Fund Auth Rev
70,000	5.00%, 12/15/2024	72,983
570,000	5.00%, 06/15/2031	662,412
230,000	State of New Jersey, GO 5.00%, 06/01/2025	243,926
		1,195,411
	New Mexico - 1.6%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	187,043
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
275,000	4.00%, 01/01/2049	278,023
1,000,000	5.75%, 03/01/2054(5)	1,118,437
		1,583,503
	New York - 9.2%
170,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	158,707
10,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	9,685
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(1)	471,783
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	217,890
500,000	5.00%, 11/15/2034(1)	511,174
300,000	5.00%, 11/15/2036	322,531
500,000	5.00%, 11/15/2045	516,254
400,000	5.00%, 11/15/2052	408,078
100,000	5.25%, 11/15/2027	110,140
100,000	5.25%, 11/15/2036	108,938
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	131,867
140,000	4.00%, 11/01/2035	146,838
215,000	4.00%, 05/01/2040	217,034
	New York State Dormitory Auth Rev
1,000,000	3.00%, 03/15/2041	857,176
450,000	4.00%, 02/15/2037	460,648
150,000	5.00%, 03/15/2031	160,122
800,000	5.00%, 05/01/2037	881,503
	State of New York Mortgage Agency Rev
300,000	3.25%, 10/01/2024	301,132
300,000	3.25%, 04/01/2025	300,549
680,000	3.25%, 10/01/2050	675,909
1,160,000	3.50%, 10/01/2032	1,150,550
	Syracuse, NY, Industrial Dev Agency Rev
110,000	5.00%, 01/01/2031	88,839
50,000	5.00%, 01/01/2033	38,432

220

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	New York - 9.2% - (continued)
$ 355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	$ 207,748
525,000	Westchester County, NY, Local Dev Rev 2.88%, 07/01/2026(2)	506,727
		8,960,254
	North Carolina - 0.8%
	North Carolina Medical Care Commission Retirement Facs Rev
95,000	2.88%, 10/01/2026	89,866
175,000	4.00%, 09/01/2033	165,995
185,000	4.00%, 09/01/2034	174,004
250,000	5.00%, 01/01/2031	241,277
30,000	5.00%, 01/01/2039	27,207
120,000	5.00%, 01/01/2044	119,072
		817,421
	Ohio - 3.7%
60,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	66,985
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	203,440
150,000	Cleveland, OH, Department of Public Utilities Rev, (AGM Insured) 5.00%, 11/15/2030	169,146
415,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(1)	424,085
355,000	Ohio Higher Educational Facility Commission Rev 5.00%, 07/01/2035(5)	395,865
	Ohio Housing Finance Agency Rev
320,000	3.00%, 03/01/2052	315,313
250,000	4.50%, 03/01/2050	255,844
1,025,000	Ohio Turnpike & Infrastructure Commission Rev 5.00%, 02/15/2039	1,195,886
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(2)	390,058
140,000	State of Ohio, GO 5.00%, 06/15/2036	158,048
		3,574,670
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth Rev
35,000	5.25%, 08/15/2048	32,155
35,000	5.50%, 08/15/2057	33,544
		65,699
	Oregon - 0.9%
480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	140,932
1,000,000	Lane County, OR, School Dist No. 52 Bethel, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(3)	465,392
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(3)	22,267
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	18,238
55,000	Salem, OR, Hospital Facs Auth, Rev 5.00%, 05/15/2025	55,373
65,000	State of Oregon Housing & Community Services Department Rev 4.50%, 01/01/2049	66,045
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	113,285
		881,532
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Pennsylvania - 2.2%
$ 300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	$ 324,534
260,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2036	289,258
160,000	City of Philadelphia, PA, Redev Auth Rev 5.00%, 04/15/2025	168,056
	Lancaster County, PA, Hospital Auth Rev
400,000	5.00%, 07/01/2032	388,294
100,000	5.13%, 07/01/2037	95,912
215,000	Lancaster County, PA, Industrial Dev Auth Rev 4.00%, 07/01/2051	168,133
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	102,970
120,000	Pennsylvania Housing Finance Agency Rev 4.75%, 04/01/2033	121,685
125,000	Pennsylvania Turnpike Commission Rev 5.00%, 12/01/2039	138,957
250,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 4.00%, 09/01/2036	257,393
50,000	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured) 5.00%, 09/01/2033	57,312
		2,112,504
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	382,929
175,000	5.00%, 07/01/2058	172,418
		555,347
	Rhode Island - 1.1%
340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	398,492
80,000	Rhode Island Health & Educational Building Corp. Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	88,612
	Rhode Island Student Loan Auth Rev
110,000	5.00%, 12/01/2027	119,643
460,000	5.00%, 12/01/2028	507,864
		1,114,611
	South Carolina - 1.6%
365,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2024	372,111
	South Carolina Jobs-Economic Dev Auth Rev
150,000	5.00%, 05/01/2028	165,115
575,000	5.00%, 10/01/2035	658,584
	South Carolina State Public Service Auth Rev
200,000	4.00%, 12/01/2035	202,208
200,000	4.00%, 12/01/2038	200,047
		1,598,065
	South Dakota - 0.4%
	South Dakota Housing Dev Auth Rev
210,000	4.00%, 11/01/2049	212,988
145,000	6.00%, 05/01/2054(5)	161,970
		374,958
	Tennessee - 1.6%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	315,995
885,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	998,677

221

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Tennessee - 1.6% - (continued)
$ 200,000	Tennessee Energy Acquisition Corp. Rev 5.25%, 09/01/2026	$ 208,515
80,000	Tennessee Housing Dev Agency Rev 3.50%, 01/01/2047	79,926
		1,603,113
	Texas - 11.4%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	156,373
250,000	5.00%, 02/15/2027	273,107
625,000	5.00%, 08/15/2037	715,863
	Central Texas Regional Mobility Auth Rev
315,000	4.00%, 01/01/2036	327,101
600,000	4.00%, 01/01/2040	607,021
1,000,000	5.00%, 01/01/2046	1,086,426
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	253,968
1,500,000	City of Austin, TX, Airport System Rev. 5.00%, 11/15/2039	1,646,116
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(1)	158,820
320,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	304,515
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 4.00%, 12/01/2037	1,030,348
1,250,000	Dallas-Fort Worth, TX, International Airport Rev 4.00%, 11/01/2045	1,250,866
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	164,145
400,000	Harris County - Houston, TX, Sports Auth Rev 5.00%, 11/15/2033	410,824
240,000	Hidalgo County, TX, Regional Mobility Auth Rev 5.00%, 12/01/2031	258,557
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	298,343
75,000	Kerrville, TX, Health Facs Dev Corp. Rev 5.00%, 08/15/2023	75,798
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	154,306
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
180,000	4.00%, 11/01/2055	136,550
100,000	5.00%, 11/01/2031	94,021
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	147,048
1,000,000	Texarkana, TX, Independent School Dist., GO, (PSF-GTD Insured) 4.00%, 02/15/2041(5)	1,025,160
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	263,741
60,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(3)	28,309
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	209,018
		11,076,344
	Utah - 0.2%
175,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	183,049
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp. Rev 5.00%, 06/15/2030	948,272
	Virginia - 1.8%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	74,835
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.4% - (continued)
	Virginia - 1.8% - (continued)
$ 375,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	$ 399,039
	Virginia Small Business Financing Auth Rev
635,000	4.00%, 07/01/2031	651,288
500,000	4.00%, 01/01/2039	478,476
170,000	5.00%, 12/31/2047	176,512
		1,780,150
	Washington - 1.0%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	154,107
	Washington State Health Care Facs Auth Rev
135,000	5.00%, 01/01/2026	143,756
500,000	5.00%, 09/01/2040	532,173
150,000	Washington State Housing Finance Commission Rev 5.00%, 01/01/2039(2)	129,759
		959,795
	Wisconsin - 2.7%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	438,192
500,000	4.00%, 07/01/2059	446,120
300,000	5.00%, 07/01/2035	325,628
100,000	5.00%, 07/01/2037	106,517
200,000	5.00%, 10/01/2043(2)	177,776
95,000	5.00%, 10/01/2044	98,404
150,000	5.00%, 07/01/2048	154,887
100,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2029(3)	79,665
	Wisconsin Health & Educational Facs Auth Rev
335,000	4.00%, 01/01/2037	284,527
255,000	4.00%, 08/15/2046	215,260
155,000	5.00%, 11/01/2024	153,484
45,000	5.00%, 11/01/2025	44,272
160,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(1)	150,878
		2,675,610
	Total Municipal Bonds (cost $96,775,934)	$ 91,155,835
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	FHLMC - 0.5%
575,043	3.15%, 10/15/2036	$ 510,200
	Total U.S. Government Agencies (cost $585,979)	$ 510,200
	Total Long-Term Investments (cost $97,361,913)	$ 91,666,035

222

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
$ 1,917,742	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,917,970; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,956,121		$ 1,917,742
	Total Short-Term Investments (cost $1,917,742)		$ 1,917,742
	Total Investments (cost $99,279,655)	95.8%	$ 93,583,777
	Other Assets and Liabilities	4.2%	4,072,794
	Total Net Assets	100.0%	$ 97,656,571
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $1,714,459, representing 1.8% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,518,542 at January 31, 2023.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 91,155,835	$ —	$ 91,155,835	$ —
U.S. Government Agencies	510,200	—	510,200	—
Short-Term Investments	1,917,742	—	1,917,742	—
Total	$ 93,583,777	$ —	$ 93,583,777	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
223

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7%
	Asset-Backed - Automobile - 1.7%
$ 360,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 355,601
2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,245,780
6,430,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	6,289,475
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,205,573
1,628,731	Drive Auto Receivables Trust 2.70%, 02/16/2027	1,605,120
	Exeter Automobile Receivables Trust
3,463,452	2.58%, 09/15/2025(1)	3,409,419
2,430,000	4.57%, 01/15/2027	2,393,235
1,058,000	6.03%, 08/16/2027	1,073,240
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,246,459
962,000	5.05%, 01/18/2028(1)	961,887
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,315,396
600,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	594,590
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,450,520
	Santander Drive Auto Receivables Trust
865,000	1.48%, 01/15/2027	830,679
4,940,000	4.42%, 11/15/2027	4,866,988
1,560,000	4.43%, 03/15/2027	1,539,150
1,080,000	4.72%, 06/15/2027	1,072,416
1,945,000	4.98%, 02/15/2028	1,940,290
4,295,000	5.95%, 01/17/2028	4,383,170
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	372,750
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,314,151
1,889,320	2.72%, 11/15/2024(1)	1,876,036
3,720,000	4.31%, 09/15/2027(1)	3,644,109
1,045,000	5.41%, 01/18/2028(1)	1,045,642
		52,031,676
	Asset-Backed - Credit Card - 0.1%
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	3,160,000
	Asset-Backed - Finance & Insurance - 4.7%
8,230,000	Bain Capital Credit CLO Ltd. 6.00%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	8,108,608
5,235,000	BlueMountain CLO Ltd. 5.91%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	5,155,391
4,355,000	Buckhorn Park CLO Ltd. 5.91%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,296,190
	Carlyle U.S. CLO Ltd.
7,230,000	5.83%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,149,711
2,735,000	5.85%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,695,717
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,034,293
6,230,000	Dryden CLO Ltd. 5.81%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,178,135
	First Franklin Mortgage Loan Trust
839,942	4.82%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	771,918
2,250,478	4.99%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,051,568
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Asset-Backed - Finance & Insurance - 4.7% - (continued)
$ 2,094,244	JFIN CLO Ltd. 5.82%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(2)	$ 2,076,742
	Madison Park Funding Ltd.
3,668,556	5.65%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	3,633,151
6,780,000	5.91%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	6,684,077
5,030,000	6.05%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	4,993,050
4,415,000	MF1 Ltd. 6.06%, 02/19/2037, 3 mo. USD SOFR + 1.750%(1)(2)	4,206,193
696,217	OZLM Ltd. 5.80%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	690,062
6,918,500	Pretium Mortgage Credit Partners LLC 2.98%, 01/25/2052(1)	6,346,194
	Progress Residential Trust
5,397,112	1.51%, 10/17/2038(1)	4,770,302
1,438,110	4.45%, 06/17/2039(1)	1,396,351
7,365,000	Regatta Funding Ltd. 5.97%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	7,261,235
8,425,000	RR LLC 5.94%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	8,316,570
7,545,000	RR Ltd. 5.90%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	7,437,084
8,270,000	Sound Point CLO Ltd. 5.89%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	8,069,163
9,400,000	Symphony CLO Ltd. 5.78%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	9,223,007
8,315,000	Thompson Park CLO Ltd. 5.79%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	8,178,576
	Venture CLO Ltd.
8,270,000	5.92%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	8,008,858
3,160,000	6.03%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	3,073,340
4,892,872	Voya CLO Ltd. 5.69%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	4,857,066
6,545,000	Wellfleet CLO Ltd. 5.98%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	6,392,868
		146,055,420
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
17,878	4.65%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	5,373
2,330,106	4.67%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	748,946
764,842	4.69%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	211,835
1,100,939	4.87%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	281,968
1,125,768	5.98%, 06/25/2036(3)	299,936
26,330	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 4.81%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	22,944
	Morgan Stanley Mortgage Loan Trust
389,697	3.72%, 05/25/2036(3)	181,512
1,092,881	4.85%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	333,943
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	152,266
	Soundview Home Loan Trust
1,873,032	4.69%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,694,022

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Asset-Backed - Home Equity - 0.2% - (continued)
$ 830,000	4.99%, 07/25/2036, 1 mo. USD LIBOR + 0.480%(2)	$ 735,485
909,775	5.01%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	850,597
		5,518,827
	Commercial Mortgage-Backed Securities - 4.0%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,051,528
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,207,912
1,630,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	1,620,976
	BBCMS Mortgage Trust
6,535,000	0.99%, 04/15/2053(3)(4)	384,845
20,125,242	1.46%, 02/15/2050(3)(4)	926,729
2,660,000	4.97%, 12/15/2051(3)	2,309,059
7,661,000	5.43%, 08/15/2036, 1 mo. USD LIBOR + 0.975%(1)(2)	7,588,768
2,150,000	5.44%, 12/15/2055(3)	2,277,784
700,000	5.71%, 12/15/2055(3)	756,673
	Benchmark Mortgage Trust
11,540,751	0.51%, 07/15/2051(3)(4)	193,446
49,973,847	0.58%, 04/10/2051(3)(4)	1,077,191
31,625,951	0.63%, 01/15/2052(3)(4)	860,201
8,206,890	1.03%, 08/15/2052(3)(4)	338,716
22,950,221	1.22%, 03/15/2062(3)(4)	1,182,102
14,205,451	1.52%, 01/15/2054(3)(4)	1,226,850
6,959,725	1.79%, 07/15/2053(3)(4)	543,935
3,000,000	3.04%, 08/15/2052	2,794,273
7,600,000	4.02%, 03/15/2052	7,286,109
3,770,000	BPR Trust 7.71%, 08/15/2024, 1 mo. USD SOFR + 3.232%(1)(2)	3,758,158
3,996,621	BX Commercial Mortgage Trust 5.51%, 10/15/2036, 1 mo. USD SOFR + 1.034%(1)(2)	3,979,175
3,850,453	BX Trust 6.93%, 08/15/2039, 1 mo. USD SOFR + 2.451%(1)(2)	3,856,467
2,535,000	CAMB Commercial Mortgage Trust 7.01%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,458,755
2,492,355	Cantor Commercial Real Estate 1.13%, 05/15/2052(3)(4)	118,673
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,333,623
	Citigroup Commercial Mortgage Trust
9,401,438	0.90%, 07/10/2047(3)(4)	96,029
12,062,547	1.02%, 04/10/2048(3)(4)	214,324
415,000	4.59%, 03/11/2047(1)(3)	379,991
1,268,659	Citigroup Mortgage Loan Trust, Inc. 6.23%, 11/25/2070(1)	1,265,418
	Commercial Mortgage Trust
2,320,538	0.62%, 08/10/2046(3)(4)	3,035
1,291,000	2.82%, 01/10/2039(1)	1,132,094
67,336	2.85%, 10/15/2045	64,763
3,895,000	3.18%, 02/10/2048	3,747,376
191,289	3.21%, 03/10/2046	190,333
522,892	3.61%, 06/10/2046(3)	520,150
1,320,000	3.90%, 01/10/2039(1)(3)	1,105,315
420,000	4.07%, 02/10/2047(3)	414,061
660,000	4.21%, 08/10/2046(3)	657,382
354,679	4.21%, 08/10/2046	351,182
431,766	4.27%, 07/10/2045(3)	430,671
1,407,721	4.75%, 10/15/2045(1)(3)	668,245
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,569,414
14,958	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	14,694
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.0% - (continued)
	CSAIL Commercial Mortgage Trust
$ 23,695,542	0.72%, 06/15/2057(3)(4)	$ 286,024
1,258,331	0.82%, 04/15/2050(3)(4)	14,644
3,438,655	0.90%, 11/15/2048(3)(4)	69,324
6,359,438	1.86%, 01/15/2049(3)(4)	291,292
	DBJPM Mortgage Trust
5,686,357	1.71%, 09/15/2053(3)(4)	392,408
3,600,000	2.89%, 08/10/2049	3,346,236
1,854,512	FirstKey Homes Trust 4.15%, 05/17/2039(1)	1,794,262
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	411,780
350,000	3.80%, 02/25/2050(1)(3)	337,357
230,000	3.84%, 10/25/2049(1)(3)	216,431
1,610,000	3.98%, 04/25/2051(1)(3)	1,520,151
	GS Mortgage Securities Trust
432,632	0.00%, 08/10/2044(1)(3)(4)	4
20,580,111	0.06%, 07/10/2046(3)(4)	212
2,010,000	2.95%, 11/05/2034(1)	1,539,095
3,980,000	3.04%, 07/10/2052	3,721,661
825,000	4.07%, 01/10/2047	808,987
2,845,000	4.11%, 07/10/2051(3)	2,788,362
1,310,000	5.00%, 04/10/2047(1)(3)	1,006,030
600,000	5.21%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	595,991
	JP Morgan Chase Commercial Mortgage Securities Trust
964,271	2.73%, 10/15/2045(1)(3)	864,661
1,770,000	2.81%, 01/16/2037(1)	1,616,681
730,000	3.80%, 12/15/2047(1)(3)	603,937
	JPMBB Commercial Mortgage Securities Trust
2,343,830	0.57%, 05/15/2048(3)(4)	24,370
8,731,590	0.60%, 09/15/2047(3)(4)	60,251
22,540	3.36%, 07/15/2045	22,401
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,282,009
1,307,350	Life Mortgage Trust 5.86%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	1,249,095
	Morgan Stanley Bank of America Merrill Lynch Trust
5,680,753	0.95%, 12/15/2047(3)(4)	71,345
3,515,048	0.97%, 10/15/2048(3)(4)	55,248
730,173	4.26%, 10/15/2046(3)	722,937
	Morgan Stanley Capital Trust
2,325,888	1.32%, 06/15/2050(3)(4)	85,349
885,000	5.08%, 07/15/2049(1)(3)	493,668
37,927	5.27%, 10/12/2052(1)(3)	16,629
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,113,323
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,382,740
4,007,241	UBS Commercial Mortgage Trust 1.07%, 08/15/2050(3)(4)	147,425
	Wells Fargo Commercial Mortgage Trust
16,487,062	0.88%, 09/15/2057(3)(4)	311,327
8,828,912	1.07%, 05/15/2048(3)(4)	149,848
10,000	3.17%, 02/15/2048	9,583
255,000	4.15%, 05/15/2048(3)	219,476
11,703	Wells Fargo Mortgage Backed Securities Trust 3.94%, 11/25/2048(1)(3)	11,237
	Wells Fargo N.A.
20,579,453	0.59%, 11/15/2062(3)(4)	659,183
10,456,762	0.64%, 11/15/2062(3)(4)	366,704
18,066,141	0.69%, 12/15/2052(3)(4)	668,272
24,865,250	0.71%, 11/15/2050(3)(4)	678,244
19,459,926	0.81%, 09/15/2062(3)(4)	807,562

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.0% - (continued)
$ 37,719,817	0.88%, 01/15/2063(3)(4)	$ 1,758,917
21,141,486	0.89%, 05/15/2062(3)(4)	902,985
1,800,229	1.01%, 04/15/2052(3)(4)	86,711
37,028,923	1.76%, 03/15/2063(3)(4)	3,671,907
3,540,000	2.04%, 02/15/2054	2,917,455
	WF-RBS Commercial Mortgage Trust
1,213,398	1.24%, 03/15/2047(3)(4)	9,099
243,846	3.02%, 11/15/2047(1)	14,306
350,000	3.35%, 05/15/2045	347,153
225,000	4.05%, 03/15/2047	221,141
1,070,000	4.15%, 08/15/2046(3)	1,059,284
345,000	5.00%, 06/15/2044(1)(3)	204,963
		123,984,102
	Other Asset-Backed Securities - 2.6%
506,644	Aaset Trust 3.35%, 01/16/2040(1)	410,422
	Affirm Asset Securitization Trust
595,992	1.90%, 01/15/2025(1)	584,669
212,897	3.46%, 10/15/2024(1)	211,318
1,730,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	1,719,852
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 5.55%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	1,256,939
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,718,387
	CF Hippolyta Issuer LLC
709,236	1.98%, 03/15/2061(1)	605,512
1,272,349	1.99%, 07/15/2060(1)	1,079,848
1,915,000	Columbia Cent CLO 27 Ltd. 6.01%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	1,887,317
	Domino's Pizza Master Issuer LLC
3,207,863	2.66%, 04/25/2051(1)	2,795,553
1,464,700	3.67%, 10/25/2049(1)	1,318,726
2,531,750	4.12%, 07/25/2047(1)	2,410,028
3,154,963	4.12%, 07/25/2048(1)	3,020,438
1,398,291	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,367,389
611,569	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	558,718
	Pretium Mortgage Credit Partners LLC
2,730,263	1.87%, 07/25/2051(1)	2,415,589
5,365,975	1.99%, 02/25/2061(1)	4,939,326
	Progress Residential Trust
1,775,000	3.20%, 04/17/2039(1)	1,649,550
4,931,316	4.44%, 05/17/2041(1)	4,744,596
2,310,000	4.75%, 10/27/2039(1)	2,273,507
466,862	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	373,983
4,073,857	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,829,757
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,691,896
5,148,073	Tricon Residential Trust 4.85%, 07/17/2040(1)	5,112,449
576,432	Upstart Securitization Trust 0.83%, 07/20/2031(1)	565,191
4,430,440	VOLT XCIII LLC 1.89%, 02/27/2051(1)	3,976,007
3,422,756	VOLT XCIV LLC 2.24%, 02/27/2051(1)	3,204,225
2,974,617	VOLT XCV LLC 2.24%, 03/27/2051(1)	2,744,724
3,458,701	VOLT XCVII LLC 2.24%, 04/25/2051(1)	3,104,396
	Wendy's Funding LLC
7,284,075	2.37%, 06/15/2051(1)	6,164,928
9,571,245	2.78%, 06/15/2051(1)	7,809,322
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Other Asset-Backed Securities - 2.6% - (continued)
$ 1,296,750	3.88%, 03/15/2048(1)	$ 1,205,027
970,200	Wingstop Funding LLC 2.84%, 12/05/2050(1)	857,709
		78,607,298
	Whole Loan Collateral CMO - 8.4%
4,792,457	510 Asset Backed Trust 2.12%, 06/25/2061(1)	4,359,394
44,917	Adjustable Rate Mortgage Trust 5.05%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	43,870
	Alternative Loan Trust
664,110	3.78%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	549,172
980,817	5.05%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	869,476
289,254	5.15%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	230,843
189,211	5.75%, 05/25/2036	85,022
168,636	6.00%, 05/25/2036	92,118
130,369	6.00%, 12/25/2036	57,562
	Angel Oak Mortgage Trust
2,150,156	0.91%, 01/25/2066(1)(3)	1,834,046
4,530,658	0.95%, 07/25/2066(1)(3)	3,921,080
1,629,016	0.99%, 04/25/2053(1)(3)	1,506,135
1,792,286	0.99%, 04/25/2066(1)(3)	1,498,479
3,678,330	1.07%, 05/25/2066(1)(3)	3,124,513
6,440,276	1.46%, 09/25/2066(1)(3)	5,320,421
619,208	1.47%, 06/25/2065(1)(3)	561,284
3,194,256	1.82%, 11/25/2066(1)(3)	2,714,299
1,220,535	2.53%, 01/26/2065(1)(3)	1,135,455
	Banc of America Funding Trust
272,864	5.09%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	241,177
978,585	5.77%, 05/25/2037(3)	870,185
37,849	6.35%, 01/25/2037	33,415
	Bear Stearns Adjustable Rate Mortgage Trust
112,412	4.08%, 02/25/2036(3)	93,893
153,282	5.23%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	142,340
804,217	Bear Stearns Alt-A Trust 5.01%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,021,386
255,826	Bear Stearns Mortgage Funding Trust 4.69%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	213,545
2,156,413	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,925,149
	BRAVO Residential Funding Trust
1,270,660	0.94%, 02/25/2049(1)(3)	1,118,975
1,087,210	0.97%, 03/25/2060(1)(3)	1,031,952
1,091,282	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	1,042,808
1,822,662	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,534,198
225,277	Chase Mortgage Finance Trust 3.94%, 12/25/2035(3)	207,254
	CHL Mortgage Pass-Through Trust
79,598	3.13%, 06/20/2035(3)	73,448
336,571	3.63%, 11/20/2035(3)	297,178
444,100	3.63%, 09/25/2047(3)	385,923
293,773	3.67%, 04/20/2036(3)	237,533
304,008	5.19%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	268,061
	COLT Mortgage Loan Trust
893,307	0.80%, 07/27/2054(1)	771,222

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 2,998,486	0.91%, 06/25/2066(1)(3)	$ 2,439,246
7,335,161	2.28%, 12/27/2066(1)(3)	6,558,728
1,171,679	4.30%, 03/25/2067(1)(3)	1,115,812
	Connecticut Avenue Securities Trust
81,962	6.66%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	81,962
693,082	6.66%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	687,477
94,730	6.81%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	94,730
1,096,921	6.86%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	1,107,890
449,275	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	329,344
	CSMC Trust
920,697	0.81%, 05/25/2065(1)(3)	783,362
2,148,229	0.83%, 03/25/2056(1)(3)	1,814,412
2,778,200	0.94%, 05/25/2066(1)(3)	2,236,761
3,761,818	1.18%, 02/25/2066(1)(3)	3,130,314
1,861,433	1.80%, 12/27/2060(1)(3)	1,675,560
3,422,262	1.84%, 10/25/2066(1)(3)	2,812,096
7,882,218	2.27%, 11/25/2066(1)(3)	6,976,955
1,271,702	3.25%, 04/25/2047(1)(3)	1,150,325
1,277,171	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	1,107,047
72,676	DSLA Mortgage Loan Trust 5.19%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	57,290
	Ellington Financial Mortgage Trust
509,751	0.80%, 02/25/2066(1)(3)	424,369
1,217,630	0.93%, 06/25/2066(1)(3)	995,504
3,681,120	2.21%, 01/25/2067(1)(3)	3,171,877
	Fannie Mae Connecticut Avenue Securities
558,214	7.06%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	561,726
668,702	8.86%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	690,818
7,910,265	FirstKey Homes Trust 4.25%, 07/17/2039(1)	7,623,981
	GCAT Trust
2,430,743	0.87%, 01/25/2066(1)(3)	2,208,391
2,524,086	1.04%, 05/25/2066(1)(3)	2,152,343
4,588,291	1.09%, 08/25/2066(1)(3)	3,751,131
2,470,802	1.92%, 08/25/2066(1)(3)	2,212,519
	GMACM Mortgage Loan Trust
44,534	3.11%, 04/19/2036(3)	33,876
204,330	3.47%, 09/19/2035(3)	180,499
	GSR Mortgage Loan Trust
81,910	3.57%, 10/25/2035(3)	47,284
546,737	3.90%, 01/25/2036(3)	526,987
1,598,766	4.81%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	439,669
	HarborView Mortgage Loan Trust
428,668	4.85%, 01/19/2038, 1 mo. USD LIBOR + 0.380%(2)	378,873
805,813	4.95%, 12/19/2036, 1 mo. USD LIBOR + 0.480%(2)	733,338
7,760,901	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)	7,248,712
	IndyMac Index Mortgage Loan Trust
283,991	3.15%, 03/25/2036(3)	199,865
904,161	3.25%, 04/25/2037(3)	534,947
146,231	4.12%, 01/25/2036(3)	133,224
	JP Morgan Mortgage Trust
138,449	3.43%, 05/25/2036(3)	112,104
48,536	3.62%, 04/25/2037(3)	35,975
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 105,901	4.11%, 09/25/2035(3)	$ 97,593
656,569	LCM L.P. 5.85%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	653,700
	Legacy Mortgage Asset Trust
1,255,557	1.65%, 11/25/2060(1)	1,060,335
1,811,535	1.75%, 04/25/2061(1)	1,544,504
2,430,687	1.75%, 07/25/2061(1)	2,263,176
3,091,424	6.25%, 11/25/2059(1)	3,083,967
262,464	Lehman XS Trust 4.93%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	238,108
2,999,834	LSTAR Securities Investment Ltd. 6.17%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	2,804,697
1,522,409	Luminent Mortgage Trust 4.89%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,251,697
	MetLife Securitization Trust
638,454	3.00%, 04/25/2055(1)(3)	604,556
1,456,100	3.75%, 03/25/2057(1)(3)	1,381,219
	MFA Trust
342,175	1.01%, 01/26/2065(1)(3)	316,131
1,934,884	1.03%, 11/25/2064(1)(3)	1,607,814
1,559,439	1.15%, 04/25/2065(1)(3)	1,464,683
	Mill City Mortgage Loan Trust
747,258	2.75%, 01/25/2061(1)(3)	724,223
155,510	3.25%, 05/25/2062(1)(3)	150,396
	New Residential Mortgage Loan Trust
1,800,161	0.94%, 07/25/2055(1)(3)	1,554,072
1,260,498	0.94%, 10/25/2058(1)(3)	1,141,939
375,518	2.49%, 09/25/2059(1)(3)	350,002
23,956	3.16%, 05/25/2054(1)(3)	22,085
1,508,838	3.50%, 12/25/2057(1)(3)	1,440,509
1,397,548	3.50%, 08/25/2059(1)(3)	1,313,598
1,158,547	3.75%, 11/26/2035(1)(3)	1,081,279
494,154	3.75%, 01/25/2054(1)(3)	467,672
1,327,692	3.75%, 11/25/2056(1)(3)	1,228,636
2,919,187	3.75%, 11/25/2058(1)(3)	2,750,557
2,353,603	4.00%, 02/25/2057(1)(3)	2,233,631
2,384,225	4.00%, 03/25/2057(1)(3)	2,253,980
1,597,230	4.00%, 04/25/2057(1)(3)	1,521,663
1,338,416	4.00%, 05/25/2057(1)(3)	1,255,249
2,021,625	4.00%, 08/27/2057(1)(3)	1,916,574
284,451	4.00%, 12/25/2057(1)(3)	271,523
1,761,800	5.26%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,725,322
1,267,241	6.01%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,248,586
5,426,367	NMLT Trust 1.19%, 05/25/2056(1)(3)	4,334,891
826,212	Oaktown Re Ltd. 6.06%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	825,881
	OBX Trust
3,240,606	1.05%, 07/25/2061(1)(3)	2,575,956
3,533,619	1.07%, 02/25/2066(1)(3)	2,955,695
6,459,138	2.31%, 11/25/2061(1)(3)	5,683,683
215,110	5.16%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	205,632
1,525,916	PMT Credit Risk Transfer Trust 7.42%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,477,850
	Preston Ridge Partners Mortgage Trust LLC
3,442,545	1.79%, 06/25/2026(1)	3,167,568
3,126,522	1.79%, 07/25/2026(1)	2,896,107
5,872,942	1.87%, 04/25/2026(1)	5,418,912
4,919,467	1.87%, 08/25/2026(1)	4,531,410
1,365,842	2.12%, 03/25/2026(1)(3)	1,292,695

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 903,345	2.36%, 11/25/2025(1)	$ 871,017
6,228,264	2.36%, 10/25/2026(1)	5,784,749
469,264	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	424,531
	Residential Accredit Loans, Inc.
1,323,809	5.11%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,101,286
559,482	6.00%, 12/25/2035	478,262
296,863	Residential Funding Mortgage Securities, Inc. 3.58%, 08/25/2035(3)	145,790
1,315,506	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	1,214,060
	Seasoned Credit Risk Transfer Trust
2,346,898	2.50%, 08/25/2059	2,036,749
1,974,842	3.50%, 11/25/2057	1,860,171
5,290,492	3.50%, 07/25/2058	4,954,809
1,078,821	3.50%, 08/25/2058	1,007,593
4,179,283	3.50%, 10/25/2058	3,927,555
	Starwood Mortgage Residential Trust
1,005,319	0.94%, 05/25/2065(1)(3)	935,780
2,902,790	1.22%, 05/25/2065(1)(3)	2,583,272
5,028,209	1.92%, 11/25/2066(1)(3)	4,293,033
471,115	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	228,228
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)	3,926,493
	Towd Point Mortgage Trust
1,043,781	2.75%, 10/25/2056(1)(3)	1,028,218
155,642	2.75%, 04/25/2057(1)(3)	153,774
825,622	2.75%, 06/25/2057(1)(3)	787,408
546,976	2.75%, 07/25/2057(1)(3)	532,544
2,103,829	2.75%, 10/25/2057(1)(3)	2,009,565
7,577,943	2.92%, 11/30/2060(1)(3)	6,133,663
2,511,368	3.25%, 03/25/2058(1)(3)	2,419,687
692,797	3.91%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	689,607
2,796,852	Triangle Re Ltd. 6.21%, 02/25/2034, 3 mo. USD SOFR + 1.900%(1)(2)	2,792,103
	VCAT LLC
2,931,111	1.74%, 05/25/2051(1)	2,608,504
4,276,016	1.87%, 08/25/2051(1)	3,920,166
895,294	2.12%, 03/27/2051(1)	848,287
	Verus Securitization Trust
721,304	0.82%, 10/25/2063(1)(3)	651,180
1,710,609	0.92%, 02/25/2064(1)(3)	1,516,687
2,215,190	0.94%, 07/25/2066(1)(3)	1,817,149
1,466,294	1.03%, 02/25/2066(1)(3)	1,270,715
691,371	1.50%, 05/25/2065(1)	637,415
3,475,983	1.82%, 11/25/2066(1)(3)	3,021,380
4,907,607	2.72%, 01/25/2067(1)	4,405,085
	Washington Mutual Mortgage Pass-Through Certificates Trust
533,756	3.23%, 06/25/2037(3)	463,097
366,179	3.26%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	293,330
266,414	3.31%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	225,277
172,408	3.41%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	148,146
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 634,757	5.11%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	$ 402,102
87,472	Wells Fargo Mortgage-Backed Securities Trust 4.24%, 09/25/2036(3)	81,055
		260,989,612
	Total Asset & Commercial Mortgage-Backed Securities (cost $726,080,990)	$ 670,346,935
CORPORATE BONDS - 24.6%
	Aerospace/Defense - 0.3%
	Boeing Co.
1,760,000	5.04%, 05/01/2027	$ 1,774,735
1,675,000	5.15%, 05/01/2030	1,684,542
	L3Harris Technologies, Inc.
290,000	2.90%, 12/15/2029	256,460
2,105,000	3.85%, 06/15/2023	2,095,720
2,035,000	Lockheed Martin Corp. 5.10%, 11/15/2027	2,108,546
1,260,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,283,360
		9,203,363
	Agriculture - 0.4%
885,000	BAT Capital Corp. 4.74%, 03/16/2032	815,798
3,520,000	BAT International Finance plc 4.45%, 03/16/2028	3,362,689
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(5)	904,425
	Philip Morris International, Inc.
2,990,000	5.13%, 11/17/2027	3,050,738
1,625,000	5.63%, 11/17/2029	1,693,453
1,105,000	Reynolds American, Inc. 5.70%, 08/15/2035	1,053,929
		10,881,032
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	879,548
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,387,521
		5,267,069
	Auto Manufacturers - 0.0%
185,000	Daimler Truck Finance North America LLC 5.13%, 01/19/2028(1)	186,474
1,415,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	1,242,619
		1,429,093
	Auto Parts & Equipment - 0.0%
1,225,000	Autozone, Inc. 4.75%, 08/01/2032	1,221,890
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
300,000	4.60%, 04/15/2048	282,098
2,450,000	5.45%, 01/23/2039	2,558,022
	Constellation Brands, Inc.
500,000	2.25%, 08/01/2031	411,465
273,000	3.15%, 08/01/2029	248,657
2,665,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	2,560,145
		6,060,387
	Biotechnology - 0.3%
	CSL Finance plc
2,070,000	4.05%, 04/27/2029(1)	2,001,303
1,380,000	4.25%, 04/27/2032(1)	1,343,332
	Royalty Pharma plc
5,360,000	2.15%, 09/02/2031	4,252,628
1,260,000	2.20%, 09/02/2030	1,024,509
440,000	3.30%, 09/02/2040	327,686
		8,949,458

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Chemicals - 0.1%
$ 3,150,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	$ 3,186,253
	Commercial Banks - 6.2%
	Bank of America Corp.
190,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(6)	153,223
145,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(6)	116,362
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(6)	2,795,377
1,445,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(6)	1,193,233
1,500,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 3 mo. USD SOFR + 2.150% thereafter)(6)	1,280,797
12,570,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(6)	10,585,624
600,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 3 mo. USD SOFR + 1.330% thereafter)(6)	510,029
6,725,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(6)	6,017,516
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 3 mo. USD SOFR + 1.580% thereafter)(6)	1,386,515
3,480,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(6)	3,480,473
1,170,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(6)	1,166,997
6,015,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(6)	6,062,228
505,000	Bank of New York Mellon Corp. 4.71%, 02/01/2034	501,533
	Barclays plc
790,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.000% thereafter)(6)	793,585
1,810,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(6)	1,959,999
	BNP Paribas S.A.
1,185,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	1,061,414
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(6)	618,176
1,615,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(6)	1,504,892
1,365,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(6)	1,236,100
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 3,735,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.483% thereafter)(1)(6)	$ 3,428,180
1,950,000	5.13%, 01/13/2029(1)	1,963,283
1,520,000	Credit Suisse AG 7.50%, 02/15/2028	1,593,578
	Credit Suisse Group AG
2,255,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(6)	1,709,983
1,695,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(6)	1,636,817
10,465,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(6)	10,005,299
1,685,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,685,509
	Deutsche Bank AG
2,310,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(6)	2,038,770
2,505,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(6)	2,631,839
	Goldman Sachs Group, Inc.
3,035,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(6)	2,470,667
5,380,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(6)	4,488,231
2,480,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(6)	2,040,338
1,310,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD SOFR + 1.410% thereafter)(6)	1,119,170
2,225,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(6)	2,097,379
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(6)	2,907,371
	HSBC Holdings plc
1,405,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(6)	1,189,377
3,930,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(6)	3,800,669
3,640,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(6)	3,350,311
9,555,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(6)	9,517,819
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	22,112
3,655,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(6)	3,024,331
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(6)	1,129,239

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(6)	$ 1,671,738
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(6)	2,126,042
4,750,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(6)	4,636,650
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(6)	1,229,017
4,975,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(6)	4,859,421
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	1,748,622
615,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(6)	595,450
3,060,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(6)	3,055,421
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(6)	4,667,636
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(6)	3,359,436
2,880,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(6)	2,621,967
360,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(6)	296,530
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(6)	1,736,110
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(6)	2,568,916
685,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(6)	664,031
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(6)	991,033
605,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(6)	597,678
2,260,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.730% thereafter)(6)	2,280,916
355,000	5.95%, 01/19/2038, 5 year USD CMT + 2.430%	361,364
640,000	PNC Financial Services Group, Inc. 5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 3 mo. USD SOFR + 1.933% thereafter)(6)	643,471
	Societe Generale S.A.
8,210,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(6)	8,131,815
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 3,615,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(1)(6)(7)	$ 3,743,648
	Standard Chartered plc
1,005,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(1)(6)	1,046,058
3,745,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(1)(6)(7)	4,134,909
1,615,000	Truist Bank 2.25%, 03/11/2030	1,354,849
	Truist Financial Corp.
1,770,000	4.87%, 01/26/2029	1,777,444
910,000	5.12%, 01/26/2034	919,128
	UBS Group AG
2,295,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(6)	2,252,666
1,115,000	5.71%, 01/12/2027(1)	1,128,128
	Wells Fargo & Co.
2,945,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	2,810,340
5,175,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(6)	4,555,011
1,295,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(6)	1,264,572
2,545,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(6)	2,535,559
9,000,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(6)	8,942,998
650,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(6)	636,945
		192,219,864
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,454,934
5,335,000	4.38%, 08/15/2027(1)	5,106,832
1,155,000	5.50%, 08/11/2032(1)	1,155,645
340,000	5.55%, 05/30/2033(1)	340,552
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,791,410
	Howard University (AGM Insured)
2,000,000	2.70%, 10/01/2029	1,726,089
1,205,000	3.48%, 10/01/2041	932,215
	Service Corp. International
7,045,000	3.38%, 08/15/2030	5,920,195
4,657,000	5.13%, 06/01/2029	4,459,555
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	725,156
		25,612,583
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,559,621
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	508,364
4,965,000	4.38%, 07/15/2030(1)	4,244,422
285,000	4.75%, 01/15/2028(1)	266,988
		9,579,395

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
$ 5,120,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(6)	$ 5,023,492
1,395,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(6)(8)	1,401,468
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,223,763
	Intercontinental Exchange, Inc.
665,000	4.35%, 06/15/2029	655,050
570,000	4.60%, 03/15/2033	562,940
265,000	4.95%, 06/15/2052	259,865
780,000	OneMain Finance Corp. 6.13%, 03/15/2024	773,347
1,850,000	Synchrony Financial 7.25%, 02/02/2033	1,847,208
		14,747,133
	Electric - 2.4%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	2,954,630
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,622,202
1,480,000	4.15%, 08/15/2044	1,300,187
865,000	Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	692,932
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	950,650
70,000	4.97%, 05/01/2046	61,826
1,500,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	1,108,975
	Dominion Energy, Inc.
397,000	3.38%, 04/01/2030	361,005
2,820,000	5.38%, 11/15/2032	2,893,751
	Duke Energy Carolinas LLC
35,000	3.45%, 04/15/2051	27,267
575,000	4.25%, 12/15/2041	522,308
	Duke Energy Corp.
3,790,000	2.55%, 06/15/2031	3,206,812
2,000,000	2.65%, 09/01/2026	1,867,481
1,095,000	3.75%, 09/01/2046	865,544
2,455,000	4.50%, 08/15/2032	2,381,020
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	353,950
1,215,000	3.25%, 10/01/2049	896,381
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	700,273
1,035,000	4.38%, 03/30/2044	942,661
1,875,000	Edison International 6.95%, 11/15/2029	2,031,514
1,562,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(6)	1,534,091
1,755,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	1,670,632
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	258,843
	Evergy, Inc.
710,000	2.45%, 09/15/2024	679,765
1,380,000	2.90%, 09/15/2029	1,224,348
	Georgia Power Co.
410,000	4.30%, 03/15/2042	367,682
1,555,000	4.70%, 05/15/2032	1,540,528
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,196,546
2,090,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,830,297
1,570,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,325,394
2,210,000	National Rural Utilities Cooperative Finance Corp. 4.80%, 03/15/2028(7)	2,226,671
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Electric - 2.4% - (continued)
	NextEra Energy Capital Holdings, Inc.
$ 495,000	2.25%, 06/01/2030	$ 418,154
3,970,000	4.63%, 07/15/2027	3,970,163
1,895,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,624,105
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	933,726
	Pacific Gas and Electric Co.
4,985,000	2.50%, 02/01/2031	4,012,571
530,000	4.40%, 03/01/2032	479,089
415,000	4.55%, 07/01/2030	386,091
6,243,000	4.95%, 07/01/2050	5,182,277
820,000	5.25%, 03/01/2052	708,579
2,925,000	5.90%, 06/15/2032	2,933,926
555,000	6.15%, 01/15/2033	568,995
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	1,843,826
1,755,000	4.10%, 06/15/2030	1,615,369
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,589,967
310,000	3.80%, 02/01/2038	270,206
210,000	4.00%, 02/01/2048	175,334
	Southern California Edison Co.
850,000	2.75%, 02/01/2032	734,031
3,350,000	4.70%, 06/01/2027	3,360,884
770,000	5.85%, 11/01/2027	809,286
	Southern Co.
995,000	3.25%, 07/01/2026	945,143
135,000	3.70%, 04/30/2030	126,015
370,000	Union Electric Co. 4.00%, 04/01/2048	314,339
	Xcel Energy, Inc.
45,000	3.50%, 12/01/2049	34,999
1,085,000	4.60%, 06/01/2032	1,071,464
		73,704,705
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,871,250
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,509,883
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,126,388
		6,507,521
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,965,077
	International Airport Finance S.A.
3,540,253	12.00%, 03/15/2033(1)(7)	3,550,691
616,122	12.00%, 03/15/2033(5)	617,938
		6,133,706
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
5,040,000	4.28%, 03/15/2032(1)	4,467,564
5,170,000	5.14%, 03/15/2052(1)	4,272,655
660,000	5.39%, 03/15/2062(1)	543,284
6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	5,562,265
		14,845,768
	Environmental Control - 0.2%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,375,743
	Food - 0.2%
1,068,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,066,253
990,000	Mondelez International, Inc. 3.00%, 03/17/2032(7)	875,364
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,742,831
		4,684,448

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Gas - 0.1%
	NiSource, Inc.
$ 345,000	3.49%, 05/15/2027	$ 330,498
2,063,000	3.60%, 05/01/2030	1,903,612
		2,234,110
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
4,250,000	6.05%, 04/15/2028(1)	4,307,352
2,035,000	6.30%, 02/15/2030(1)	2,070,590
		6,377,942
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	1,977,215
1,120,000	3.00%, 09/23/2029(1)	997,814
745,000	5.38%, 12/06/2032(1)	777,766
805,000	5.75%, 12/06/2052(1)	863,066
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,549,977
3,135,000	Baxter International, Inc. 2.54%, 02/01/2032(7)	2,558,379
	GE HealthCare Technologies, Inc.
1,765,000	5.65%, 11/15/2027(1)	1,824,953
1,025,000	5.86%, 03/15/2030(1)	1,085,594
	GSK Consumer Healthcare Capital U.S. LLC
2,735,000	3.38%, 03/24/2029	2,517,050
415,000	3.63%, 03/24/2032	378,751
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	3,938,635
		21,469,200
	Healthcare - Services - 0.8%
	Centene Corp.
1,375,000	2.45%, 07/15/2028	1,191,905
75,000	4.25%, 12/15/2027	71,977
8,035,000	4.63%, 12/15/2029	7,616,939
335,000	CommonSpirit Health 3.35%, 10/01/2029	299,831
2,855,000	Humana, Inc. 3.70%, 03/23/2029	2,684,503
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	465,321
1,790,000	3.00%, 06/01/2051	1,312,772
1,270,000	Sutter Health 3.36%, 08/15/2050	947,183
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,269,879
590,000	3.50%, 08/15/2039	510,599
2,540,000	4.00%, 05/15/2029	2,485,483
385,000	4.95%, 05/15/2062	384,299
2,680,000	5.25%, 02/15/2028	2,788,958
2,350,000	5.35%, 02/15/2033	2,495,519
315,000	5.88%, 02/15/2053	358,423
430,000	6.05%, 02/15/2063	499,590
		25,383,181
	Home Builders - 0.3%
3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	3,298,334
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	695,020
3,847,000	5.75%, 01/15/2028(1)	3,731,648
375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	372,836
		8,097,838
	Insurance - 0.7%
	Athene Global Funding
2,955,000	2.65%, 10/04/2031(1)	2,350,641
4,330,000	2.72%, 01/07/2029(1)	3,704,008
	Corebridge Financial, Inc.
715,000	3.85%, 04/05/2029(1)	665,911
785,000	3.90%, 04/05/2032(1)	713,123
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Insurance - 0.7% - (continued)
$ 6,630,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(1)(6)	$ 6,560,737
4,285,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,672,602
790,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	773,870
255,000	Unum Group 4.13%, 06/15/2051	190,601
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	778,074
1,650,000	4.50%, 09/15/2028	1,602,106
		21,011,673
	Internet - 0.5%
	Gen Digital, Inc.
5,970,000	5.00%, 04/15/2025(1)	5,850,600
2,225,000	6.75%, 09/30/2027(1)	2,253,925
	Go Daddy Operating Co. LLC / GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	922,875
6,567,000	5.25%, 12/01/2027(1)	6,355,411
		15,382,811
	Iron/Steel - 0.1%
1,780,000	ArcelorMittal S.A. 6.80%, 11/29/2032	1,866,409
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,169,416
	Steel Dynamics, Inc.
$ 125,000	3.25%, 10/15/2050	90,820
605,000	3.45%, 04/15/2030	554,769
		3,681,414
	IT Services - 0.2%
7,491,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	6,777,332
	Machinery-Diversified - 0.1%
3,380,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,942,367
	Media - 1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
713,000	3.50%, 03/01/2042	492,051
2,200,000	5.13%, 07/01/2049	1,811,247
4,930,000	6.48%, 10/23/2045	4,836,481
1,060,000	6.83%, 10/23/2055	1,049,928
	Comcast Corp.
2,116,000	2.94%, 11/01/2056	1,432,846
295,000	3.20%, 07/15/2036	251,749
	Cox Communications, Inc.
1,915,000	2.60%, 06/15/2031(1)	1,584,860
662,000	3.15%, 08/15/2024(1)	642,032
	Discovery Communications LLC
2,255,000	4.00%, 09/15/2055	1,541,341
281,000	4.13%, 05/15/2029	257,542
1,233,000	5.20%, 09/20/2047	1,024,683
2,781,000	5.30%, 05/15/2049	2,344,594
655,000	6.35%, 06/01/2040	646,513
	Paramount Global
280,000	4.20%, 06/01/2029	259,251
1,880,000	4.20%, 05/19/2032	1,616,064
1,190,000	4.38%, 03/15/2043	873,572
3,710,000	4.95%, 01/15/2031	3,416,587
2,250,000	5.25%, 04/01/2044	1,823,850
	Sirius XM Radio, Inc.
5,175,000	3.13%, 09/01/2026(1)	4,657,294
100,000	4.00%, 07/15/2028(1)	89,010
620,000	4.13%, 07/01/2030(1)	530,906

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Media - 1.1% - (continued)
$ 2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	$ 1,968,860
1,910,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	2,233,649
		35,384,910
	Mining - 0.1%
3,550,000	Anglo American Capital plc 2.63%, 09/10/2030(1)	3,009,589
1,355,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	1,287,414
		4,297,003
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
470,000	2.67%, 12/01/2026	422,159
8,926,000	3.25%, 02/15/2029	7,731,734
675,000	3.28%, 12/01/2028	592,663
950,000	3.57%, 12/01/2031	816,003
		9,562,559
	Oil & Gas - 1.1%
	Aker BP ASA
970,000	2.00%, 07/15/2026(1)	877,693
680,000	3.10%, 07/15/2031(1)	576,250
440,000	4.00%, 01/15/2031(1)	400,156
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,113,555
400,000	3.00%, 02/24/2050	290,028
685,000	3.63%, 04/06/2030	650,275
495,000	ConocoPhillips Co. 4.03%, 03/15/2062	423,211
	Continental Resources, Inc.
95,000	4.38%, 01/15/2028	90,142
880,000	5.75%, 01/15/2031(1)	861,861
	Diamondback Energy, Inc.
1,015,000	6.25%, 03/15/2033	1,077,731
1,430,000	6.25%, 03/15/2053	1,486,842
	Ecopetrol S.A.
3,250,000	4.63%, 11/02/2031	2,570,425
1,685,000	8.88%, 01/13/2033	1,729,653
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(5)	1,155,375
1,030,000	4.88%, 03/30/2026(1)(5)	961,763
1,180,000	5.88%, 03/30/2031(1)(5)	1,064,950
	Equinor ASA
890,000	3.63%, 04/06/2040	775,455
930,000	3.70%, 04/06/2050	786,762
	Hess Corp.
771,000	7.13%, 03/15/2033	860,121
1,080,000	7.30%, 08/15/2031	1,206,745
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(5)	2,975,844
	Ovintiv, Inc.
530,000	6.50%, 08/15/2034	562,313
1,365,000	6.63%, 08/15/2037	1,434,068
	Shell International Finance B.V.
640,000	2.88%, 11/26/2041	494,740
955,000	3.00%, 11/26/2051	696,899
1,035,000	3.25%, 04/06/2050	802,185
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)(7)	1,329,136
3,720,000	Var Energi ASA 7.50%, 01/15/2028(1)	3,882,850
3,306,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	3,198,555
		34,335,583
	Packaging & Containers - 0.3%
8,115,000	Ball Corp. 4.00%, 11/15/2023	7,999,686
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Pharmaceuticals - 0.1%
	CVS Health Corp.
$ 1,105,000	4.13%, 04/01/2040	$ 961,549
770,000	5.13%, 07/20/2045	737,843
		1,699,392
	Pipelines - 0.9%
100,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	99,601
	Energy Transfer L.P.
985,000	4.00%, 10/01/2027	941,791
145,000	4.95%, 06/15/2028	143,923
540,000	5.25%, 04/15/2029	544,027
165,000	5.30%, 04/01/2044	150,926
1,480,000	5.55%, 02/15/2028	1,504,020
745,000	5.75%, 02/15/2033	764,996
702,000	6.13%, 12/15/2045	699,153
550,000	6.25%, 04/15/2049	556,291
	Enterprise Products Operating LLC
955,000	4.95%, 10/15/2054	873,146
520,000	5.35%, 01/31/2033	539,243
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	124,537
145,000	6.50%, 07/01/2027(1)	142,391
1,477,824	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,207,186
	MPLX L.P.
40,000	4.00%, 02/15/2025	39,100
2,890,000	4.95%, 09/01/2032	2,837,936
920,000	4.95%, 03/14/2052	810,375
1,260,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	1,063,585
	ONEOK, Inc.
1,560,000	3.10%, 03/15/2030	1,368,962
1,510,000	3.40%, 09/01/2029	1,350,703
590,000	4.55%, 07/15/2028	574,560
1,915,000	6.10%, 11/15/2032	2,008,805
370,000	6.35%, 01/15/2031	392,266
	Plains All American Pipeline L.P. / PAA Finance Corp.
2,613,000	3.80%, 09/15/2030	2,368,681
625,000	4.90%, 02/15/2045	524,242
	Targa Resources Corp.
1,405,000	4.20%, 02/01/2033	1,269,875
705,000	6.13%, 03/15/2033	733,516
1,515,000	6.25%, 07/01/2052	1,526,873
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
500,000	4.00%, 01/15/2032	436,473
320,000	4.88%, 02/01/2031	300,563
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	769,753
1,850,000	Williams Cos., Inc. 4.65%, 08/15/2032	1,800,560
		28,468,059
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
1,085,000	2.70%, 04/15/2031	912,555
1,280,000	3.65%, 03/15/2027	1,214,176
	Crown Castle, Inc.
1,580,000	2.90%, 03/15/2027	1,466,444
2,190,000	5.00%, 01/11/2028	2,209,574
2,885,000	EPR Properties 4.95%, 04/15/2028	2,604,108
	GLP Capital L.P. / GLP Financing II, Inc.
625,000	3.25%, 01/15/2032	518,009
720,000	4.00%, 01/15/2031	635,550
2,155,000	5.30%, 01/15/2029	2,098,410
1,155,000	5.75%, 06/01/2028	1,176,471
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,121,423

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Real Estate Investment Trusts - 0.6% - (continued)
	VICI Properties L.P.
$ 3,751,000	4.95%, 02/15/2030	$ 3,624,879
1,385,000	5.13%, 05/15/2032	1,324,891
		19,906,490
	Retail - 0.5%
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,050,722
3,955,000	5.63%, 01/01/2030(1)	3,618,556
	Gap, Inc.
3,041,000	3.63%, 10/01/2029(1)	2,333,968
5,679,000	3.88%, 10/01/2031(1)	4,230,344
1,785,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,776,618
		16,010,208
	Semiconductors - 0.5%
	Broadcom, Inc.
2,000	3.14%, 11/15/2035(1)	1,546
3,090,000	3.42%, 04/15/2033(1)	2,584,699
4,245,000	4.00%, 04/15/2029(1)	3,966,224
	Intel Corp.
670,000	3.05%, 08/12/2051	461,034
1,095,000	3.10%, 02/15/2060	723,324
2,005,000	4.90%, 08/05/2052(7)	1,883,376
	Marvell Technology, Inc.
2,740,000	2.45%, 04/15/2028	2,396,972
1,050,000	2.95%, 04/15/2031	885,656
1,430,000	NVIDIA Corp. 3.50%, 04/01/2040	1,238,086
815,000	NXP B.V. / NXP Funding LLC 5.55%, 12/01/2028	835,238
40,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027	37,223
	Qorvo, Inc.
910,000	3.38%, 04/01/2031(1)	752,561
645,000	4.38%, 10/15/2029	582,112
		16,348,051
	Software - 1.3%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	8,873,361
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,449,102
	MSCI, Inc.
1,701,000	3.63%, 11/01/2031(1)	1,454,038
999,000	3.88%, 02/15/2031(1)	881,318
1,100,000	4.00%, 11/15/2029(1)	1,001,000
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	381,260
5,470,000	3.88%, 12/01/2029(1)	4,549,537
3,545,000	6.90%, 12/01/2027(1)	3,633,625
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	252,039
	Oracle Corp.
1,475,000	2.30%, 03/25/2028	1,314,802
4,595,000	3.85%, 04/01/2060	3,296,957
40,000	4.00%, 07/15/2046	31,580
780,000	4.00%, 11/15/2047	614,950
900,000	4.10%, 03/25/2061	676,771
105,000	4.13%, 05/15/2045	84,843
2,915,000	6.15%, 11/09/2029	3,111,722
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,308,678
		39,915,583
	Telecommunications - 0.7%
	AT&T, Inc.
3,171,000	3.55%, 09/15/2055	2,308,031
2,555,000	3.65%, 06/01/2051	1,952,653
177,000	3.65%, 09/15/2059	128,819
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.6% - (continued)
	Telecommunications - 0.7% - (continued)
$ 1,529,000	3.80%, 12/01/2057	$ 1,153,015
1,465,000	4.50%, 05/15/2035	1,387,352
4,290,000	Nokia Oyj 4.38%, 06/12/2027	4,118,400
	Rogers Communications, Inc.
565,000	3.80%, 03/15/2032(1)	507,203
1,420,000	4.55%, 03/15/2052(1)	1,186,379
	T-Mobile USA, Inc.
1,365,000	2.05%, 02/15/2028	1,199,843
1,305,000	3.88%, 04/15/2030	1,218,788
920,000	5.20%, 01/15/2033	936,090
	Verizon Communications, Inc.
1,500,000	2.36%, 03/15/2032	1,231,907
785,000	2.65%, 11/20/2040	564,759
877,000	2.99%, 10/30/2056	579,714
1,971,000	4.27%, 01/15/2036	1,839,379
		20,312,332
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,201,705
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,739,508
2,650,000	4.00%, 07/15/2025(1)	2,560,108
1,880,000	4.40%, 07/01/2027(1)	1,830,535
		11,331,856
	Total Corporate Bonds (cost $822,280,145)	$ 760,538,991
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
	Angola - 0.1%
	Angolan Government International Bond
1,305,000	8.00%, 11/26/2029(5)	$ 1,209,683
805,000	8.75%, 04/14/2032(1)	743,554
1,000,000	8.75%, 04/14/2032(5)	923,670
		2,876,907
	Benin - 0.1%
	Benin Government International Bond
EUR 3,830,000	4.95%, 01/22/2035(1)	3,035,483
945,000	4.95%, 01/22/2035(5)	748,964
		3,784,447
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 980,000	2.38%, 08/20/2030(1)	837,900
3,010,000	5.00%, 07/15/2032(1)	3,021,920
		3,859,820
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	11,613,746
	Chile - 0.1%
EUR 2,645,000	Chile Government International Bond 1.25%, 01/22/2051	1,573,020
	Colombia - 0.2%
	Colombia Government International Bond
$ 3,900,000	5.00%, 06/15/2045	2,732,588
2,740,000	5.20%, 05/15/2049	1,927,493
1,710,000	5.63%, 02/26/2044	1,301,140
		5,961,221
	Egypt - 0.0%
725,000	Egypt Government International Bond 8.50%, 01/31/2047(5)	510,323

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Ghana - 0.0%
$ 421,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	$ 155,770
	Hungary - 0.4%
	Hungary Government International Bond
EUR 11,690,000	1.63%, 04/28/2032(5)	9,633,617
$ 1,860,000	6.75%, 09/25/2052(1)	1,962,300
		11,595,917
	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 7,745,000	1.10%, 03/12/2033	6,263,286
290,000	2.15%, 07/18/2024(5)	308,911
565,000	2.63%, 06/14/2023(5)	612,692
		7,184,889
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(5)	2,425,101
	Mexico - 0.3%
	Mexico Government International Bond
1,148,000	1.13%, 01/17/2030	1,030,064
8,990,000	1.45%, 10/25/2033	7,138,746
$ 1,035,000	6.35%, 02/09/2035	1,098,617
		9,267,427
	North Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 3,645,000	2.75%, 01/18/2025(5)	3,708,910
3,615,000	3.68%, 06/03/2026(1)	3,633,330
		7,342,240
	Panama - 0.2%
	Panama Government International Bond
$ 9,520,000	3.87%, 07/23/2060	6,363,661
895,000	4.50%, 01/19/2063	666,873
375,000	6.40%, 02/14/2035	395,404
		7,425,938
	Philippines - 0.2%
	Philippine Government International Bond
EUR 4,820,000	1.20%, 04/28/2033	4,045,749
1,120,000	1.75%, 04/28/2041	817,259
$ 905,000	5.00%, 07/17/2033	919,560
		5,782,568
	Romania - 0.5%
	Romanian Government International Bond
EUR 5,115,000	2.63%, 12/02/2040(1)	3,307,159
7,915,000	2.75%, 04/14/2041(5)	5,126,186
2,180,000	3.38%, 02/08/2038(5)	1,676,880
3,473,000	4.63%, 04/03/2049(5)	2,815,233
$ 1,070,000	7.63%, 01/17/2053(1)	1,153,220
		14,078,678
	Saudi Arabia - 0.1%
	Saudi Government International Bond
EUR 4,015,000	2.00%, 07/09/2039(5)	3,251,857
$ 730,000	5.00%, 01/18/2053(1)	695,500
		3,947,357
	United Arab Emirates - 0.1%
3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	2,929,780
	Total Foreign Government Obligations (cost $137,833,359)	$ 102,315,149
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.3%
	Development - 0.2%
$ 6,115,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 5,981,710
	General - 0.5%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,479,951
5,580,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	5,150,750
5,345,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	5,733,111
		16,363,812
	General Obligation - 0.1%
	State of Illinois, GO
964,909	4.95%, 06/01/2023	964,788
630,000	6.88%, 07/01/2025	645,881
		1,610,669
	School District - 0.2%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	370,909
1,145,000	6.14%, 12/01/2039	1,064,122
4,470,000	6.32%, 11/01/2029	4,435,901
		5,870,932
	Transportation - 0.3%
965,000	Chicago, IL, Transit Auth Rev 3.91%, 12/01/2040	854,129
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,602,121
7,005,000	5.18%, 11/15/2049	6,461,487
		9,917,737
	Utility - Electric - 0.0%
1,301,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	1,481,139
	Total Municipal Bonds (cost $44,172,454)	$ 41,225,999
SENIOR FLOATING RATE INTERESTS - 0.0%(9)
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
EUR 30,892	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	$ 5,499
$ 180,181	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	29,708
104,318	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	105,092
		140,299
	Healthcare - Services - 0.0%
332	Envision Healthcare Corp. 8.83%, 03/31/2027, 3 mo. USD SOFR + 4.250%	132
267,975	EyeCare Partners LLC 8.48%, 11/15/2028, 3 mo. USD LIBOR + 3.750%	222,553
		222,685
	Oil & Gas Services - 0.0%
325,211	PES Holdings LLC 0.00%, 06/30/2023, 3 mo. USD LIBOR + 6.990%(10)	8,131
	Total Senior Floating Rate Interests (cost $899,528)	$ 371,115
U.S. GOVERNMENT AGENCIES - 40.9%
	Mortgage-Backed Agencies - 40.9%
	FHLMC - 4.5%
39,170	0.00%, 11/15/2036(11)(12)	$ 32,941

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FHLMC - 4.5% - (continued)
$ 6,949,199	0.28%, 01/25/2027(3)(4)	$ 64,512
10,093,608	0.48%, 01/25/2034(3)(4)	378,647
20,971,264	0.60%, 03/25/2027(3)(4)	439,790
5,719,684	0.64%, 10/25/2026(3)(4)	104,446
24,088,445	0.72%, 12/25/2030(3)(4)	1,070,139
12,091,492	0.75%, 06/25/2027(3)(4)	327,360
5,743,670	0.88%, 11/25/2030(3)(4)	300,898
3,895,865	1.00%, 02/25/2051	3,341,150
10,385,763	1.02%, 10/25/2030(3)(4)	618,860
17,020,565	1.12%, 06/25/2030(3)(4)	1,102,219
11,691,213	1.13%, 01/25/2030(3)(4)	710,341
12,377,690	1.43%, 05/25/2030(3)(4)	1,011,359
1,040,025	1.50%, 10/01/2051	831,133
2,709,603	1.50%, 11/01/2051	2,165,379
7,738,054	1.57%, 05/25/2030(3)(4)	687,690
667,905	1.75%, 10/15/2042	586,808
531,995	2.00%, 12/01/2040	467,463
3,159,530	2.00%, 05/01/2041	2,776,250
3,581,967	2.00%, 12/01/2041	3,116,340
1,028,980	2.00%, 07/25/2050	897,065
2,925,908	2.00%, 10/01/2050	2,473,758
2,672,950	2.00%, 02/01/2051	2,272,081
13,581,263	2.00%, 03/01/2051	11,491,983
7,254,682	2.00%, 04/01/2051	6,124,835
2,858,197	2.00%, 05/01/2051	2,445,362
1,174,546	2.00%, 08/01/2051	990,784
1,195,244	2.00%, 11/01/2051	1,012,613
4,586,153	2.00%, 04/01/2052	3,894,198
174,126	2.50%, 12/15/2026(4)	2,620
366,113	2.50%, 03/15/2028(4)	15,673
285,191	2.50%, 05/15/2028(4)	12,878
1,565,581	2.50%, 05/01/2050	1,389,639
1,914,073	2.50%, 06/01/2050	1,689,274
5,137,129	2.50%, 06/25/2050(4)	759,201
6,374,189	2.50%, 07/01/2050	5,625,566
5,734,785	2.50%, 01/25/2051(4)	870,999
1,286,669	2.50%, 05/01/2051	1,133,183
870,191	2.50%, 07/01/2051	763,429
1,097,435	2.50%, 08/01/2051	965,300
1,986,608	2.50%, 10/01/2051	1,739,161
5,302,251	2.50%, 03/15/2052(4)	778,343
1,452,536	2.50%, 04/01/2052	1,271,531
1,158,666	2.75%, 12/15/2041	1,076,339
462,783	3.00%, 03/15/2028(4)	24,131
389,690	3.00%, 08/01/2029	379,535
272,780	3.00%, 05/15/2032(4)	8,227
3,698,945	3.00%, 10/01/2032	3,580,366
312,925	3.00%, 03/15/2033(4)	28,057
1,513,420	3.00%, 04/01/2033	1,456,061
1,646,761	3.00%, 11/01/2036	1,573,482
1,572,781	3.00%, 01/01/2037	1,502,799
302,000	3.00%, 04/15/2042	267,516
2,521,889	3.00%, 06/15/2044(13)	2,275,724
1,456,042	3.00%, 07/15/2045	1,311,224
3,670,605	3.00%, 11/01/2046	3,402,936
7,707,825	3.00%, 12/01/2046	7,150,687
1,363,231	3.00%, 07/01/2050	1,249,213
3,776,759	3.00%, 10/01/2051	3,463,408
1,442,406	3.00%, 01/01/2052	1,321,505
1,769,595	3.00%, 05/01/2052	1,618,328
995,000	3.12%, 10/25/2031(3)	920,349
377,167	3.25%, 11/15/2041	355,875
116,136	3.50%, 09/15/2026(4)	4,691
136,162	3.50%, 03/15/2027(4)	4,915
4,751,964	3.50%, 01/15/2033(4)	519,503
772,476	3.50%, 08/01/2034	759,308
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FHLMC - 4.5% - (continued)
$ 772,937	3.50%, 03/15/2041(4)	$ 32,561
1,834,610	3.50%, 01/15/2043(4)	286,973
1,875,766	3.50%, 05/15/2043	1,724,616
4,194,829	3.50%, 08/15/2045	3,918,671
660,291	3.50%, 10/15/2045	612,815
300,698	3.50%, 06/01/2046	287,868
1,926,303	3.50%, 12/15/2046	1,818,417
1,315,653	3.50%, 10/01/2047	1,257,725
656,445	3.50%, 12/01/2047	627,167
1,904,700	3.50%, 01/01/2048	1,820,645
1,280,950	3.50%, 03/01/2048	1,231,082
107,753	3.50%, 04/01/2048	103,275
480,353	3.50%, 05/01/2048	458,556
995,411	3.50%, 12/01/2048	949,970
388,570	4.00%, 08/01/2025	386,275
99,303	4.00%, 08/15/2026(4)	3,008
366,863	4.00%, 07/15/2027(4)	11,215
568,582	4.00%, 03/15/2028(4)	20,807
151,009	4.00%, 06/15/2028(4)	6,357
489,844	4.00%, 07/15/2030(4)	40,927
1,713,860	4.00%, 05/25/2040(4)	253,830
2,183,730	4.00%, 09/15/2041	2,131,978
747,607	4.00%, 05/01/2042	738,487
254,298	4.00%, 08/01/2042	251,195
330,521	4.00%, 09/01/2042	326,419
96,703	4.00%, 07/01/2044	95,389
301,093	4.00%, 02/01/2046	296,674
802,152	4.00%, 11/01/2047	789,508
143,387	4.00%, 09/01/2048	140,601
4,585,794	4.00%, 04/01/2049	4,492,463
2,285,556	4.00%, 07/01/2049	2,241,717
187,906	4.50%, 02/01/2039	190,700
1,368,032	4.50%, 05/01/2042	1,390,504
356,904	4.50%, 07/01/2042	362,768
219,873	4.50%, 09/01/2044	221,519
790,928	4.75%, 07/15/2039	790,625
455,947	5.00%, 09/15/2033(4)	71,245
82,446	5.00%, 04/01/2038	84,715
209,799	5.00%, 08/01/2039	215,586
130,188	5.00%, 09/01/2039	132,443
189,524	5.00%, 01/01/2040	193,834
67,860	5.00%, 08/01/2040	69,550
3,120	5.00%, 02/01/2041	3,206
93,620	5.00%, 07/01/2041	96,196
148,116	5.00%, 04/01/2044	152,192
3,792,319	5.00%, 03/15/2045(4)	814,010
78,562	5.00%, 03/01/2047	79,764
19,929	5.00%, 11/01/2047	20,301
650,411	5.00%, 02/15/2048(4)	135,131
17,997	5.50%, 08/15/2033	18,492
347,234	5.50%, 04/15/2036(4)	64,721
3,515	5.50%, 11/01/2037	3,675
16,702	5.50%, 04/01/2038	17,545
16,410	5.50%, 06/01/2038	17,239
876,546	5.50%, 08/01/2038	919,514
46,391	5.50%, 05/01/2040	48,728
185,239	5.50%, 08/01/2040	194,571
216,837	5.50%, 06/01/2041	227,759
1,389,118	5.50%, 10/15/2046(4)	270,288
722,763	5.50%, 12/15/2046(4)	125,226
4,255	6.00%, 11/01/2032	4,383
52,324	6.00%, 11/01/2033	54,772
38,286	6.00%, 02/01/2034	40,077
60,162	6.00%, 07/01/2034	62,978
17,172	6.00%, 08/01/2034	17,976
24,819	6.00%, 09/01/2034	25,885

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FHLMC - 4.5% - (continued)
$ 19,192	6.00%, 01/01/2035	$ 19,738
15,501	6.00%, 03/01/2035	16,226
18,678	6.00%, 05/01/2038	19,241
96,182	6.00%, 06/01/2038	99,841
257,710	6.00%, 05/15/2039	268,902
218,525	6.50%, 07/15/2036	225,802
		138,152,439
	FNMA - 12.5%
41,598	0.00%, 03/25/2036(11)(12)	35,401
394,488	0.00%, 06/25/2036(11)(12)	339,121
582,191	0.00%, 06/25/2041(11)(12)	462,924
100,000	0.00%, 09/25/2041(11)(12)	72,707
846,535	0.10%, 08/25/2044(3)(4)	41,429
1,074,594	0.14%, 04/25/2055(2)(4)	39,976
894,088	0.25%, 05/25/2046(3)(4)	37,889
8,366,048	0.31%, 01/25/2030(3)(4)	95,289
859,380	0.33%, 06/25/2055(3)(4)	39,188
12,344,422	1.39%, 05/25/2029(3)(4)	688,931
1,999,802	1.50%, 09/01/2051	1,598,324
2,999,701	1.50%, 10/01/2051	2,397,460
1,999,801	1.50%, 11/01/2051	1,597,992
2,749,725	1.50%, 04/01/2052	2,198,513
1,145,989	1.75%, 12/25/2042	1,021,098
734,963	2.00%, 09/25/2039	665,083
2,233,206	2.00%, 09/01/2040	1,962,356
6,961,725	2.00%, 12/01/2040	6,117,319
2,005,049	2.00%, 04/01/2041	1,761,825
671,917	2.00%, 05/01/2041	590,412
4,354,275	2.00%, 10/01/2041	3,788,291
1,658,110	2.00%, 02/01/2042	1,456,981
3,188,169	2.00%, 09/01/2050	2,695,693
6,948,147	2.00%, 12/01/2050	5,874,428
1,498,815	2.00%, 01/01/2051	1,274,025
16,721,584	2.00%, 02/01/2051	14,125,672
26,969,422	2.00%, 03/01/2051	22,774,745
16,739,692	2.00%, 04/01/2051	14,138,219
8,423,179	2.00%, 05/01/2051	7,112,293
908,800	2.00%, 07/01/2051	766,805
92,539	2.00%, 12/01/2051	78,421
1,350,388	2.25%, 04/01/2033	1,151,921
192,385	2.50%, 06/25/2028(4)	8,560
4,557,431	2.50%, 06/01/2040	4,132,219
179,142	2.50%, 01/01/2043	158,855
1,057,057	2.50%, 02/01/2043	939,959
1,017,842	2.50%, 03/01/2043	901,952
420,000	2.50%, 03/25/2043	344,043
462,788	2.50%, 04/01/2043	411,521
228,231	2.50%, 06/01/2043	202,874
333,503	2.50%, 08/01/2043	296,598
1,915,231	2.50%, 06/01/2050	1,691,085
5,006,730	2.50%, 10/01/2050	4,458,853
2,739,872	2.50%, 11/01/2050	2,412,860
1,312,103	2.50%, 12/01/2050	1,155,904
1,889,944	2.50%, 01/01/2051	1,672,621
1,123,862	2.50%, 02/01/2051	988,675
5,252,304	2.50%, 02/25/2051(4)	847,122
1,092,302	2.50%, 03/01/2051	960,927
28,745,397	2.50%, 05/01/2051	25,320,872
4,384,435	2.50%, 06/01/2051	3,839,619
6,539,973	2.50%, 08/01/2051	5,774,586
1,687,746	2.50%, 09/01/2051	1,485,687
1,613,152	2.50%, 10/01/2051	1,412,536
19,626,696	2.50%, 11/01/2051	17,463,772
2,558,997	2.50%, 12/01/2051	2,263,366
2,827,024	2.50%, 01/01/2052	2,500,302
12,926,055	2.50%, 02/01/2052	11,353,720
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FNMA - 12.5% - (continued)
$ 2,029,888	2.50%, 03/01/2052	$ 1,786,751
2,502,329	2.50%, 04/01/2052	2,199,016
2,933,274	2.50%, 05/01/2052	2,583,971
3,585,762	2.50%, 01/01/2057	3,134,629
56,734	2.55%, 07/25/2044	54,188
372,210	3.00%, 02/25/2027(4)	9,366
190,632	3.00%, 09/25/2027(4)	8,805
117,231	3.00%, 12/25/2027(4)	6,154
876,865	3.00%, 01/25/2028(4)	38,503
283,146	3.00%, 01/01/2030	275,482
2,775,252	3.00%, 04/25/2033(4)	192,171
799,971	3.00%, 08/01/2033	774,367
324,694	3.00%, 06/01/2035	309,956
304,486	3.00%, 07/01/2035	290,665
1,867,536	3.00%, 03/01/2037	1,782,714
60,037	3.00%, 10/01/2037	57,327
2,519,265	3.00%, 03/25/2043	2,303,170
3,190,092	3.00%, 04/25/2043(13)	2,948,304
2,727,095	3.00%, 01/25/2045	2,461,222
1,706,636	3.00%, 09/01/2048	1,579,416
1,250,640	3.00%, 08/25/2049	1,157,501
1,362,285	3.00%, 02/01/2050	1,257,980
1,127,579	3.00%, 08/01/2050	1,046,742
919,870	3.00%, 04/01/2051	838,145
2,522,901	3.00%, 05/01/2051	2,342,076
4,124,440	3.00%, 08/01/2051	3,767,209
4,937,632	3.00%, 09/01/2051	4,511,503
6,864,258	3.00%, 10/01/2051	6,281,306
8,049,486	3.00%, 11/01/2051	7,337,408
3,730,257	3.00%, 12/01/2051	3,396,974
1,694,709	3.00%, 01/01/2052	1,551,823
2,079,069	3.00%, 04/01/2052	1,903,565
2,554,240	3.00%, 05/01/2052	2,328,017
600,000	3.00%, 09/25/2057	496,074
319,637	3.38%, 12/01/2029	308,353
505,255	3.50%, 05/25/2027(4)	24,590
359,045	3.50%, 10/25/2027(4)	19,661
371,052	3.50%, 05/25/2030(4)	27,429
141,681	3.50%, 08/25/2030(4)	8,709
211,800	3.50%, 02/25/2031(4)	8,522
2,729,693	3.50%, 08/25/2033(4)	299,963
357,539	3.50%, 09/25/2035(4)	36,432
2,701,174	3.50%, 11/25/2039(4)	260,683
3,498,285	3.50%, 11/25/2042	3,305,570
103,390	3.50%, 09/01/2043	99,476
725,190	3.50%, 10/01/2044	697,292
630,112	3.50%, 02/01/2045	604,829
811,947	3.50%, 01/01/2046	778,080
130,416	3.50%, 02/01/2046	124,692
633,993	3.50%, 03/01/2046	608,555
986,574	3.50%, 09/01/2046	944,254
455,117	3.50%, 10/01/2046	434,858
405,866	3.50%, 10/25/2046(4)	71,424
604,390	3.50%, 11/01/2046	578,811
3,239,353	3.50%, 12/01/2046	3,124,794
1,040,046	3.50%, 05/01/2047	995,468
2,214,858	3.50%, 09/01/2047	2,117,908
386,346	3.50%, 12/01/2047	371,086
1,076,422	3.50%, 01/01/2048	1,027,439
327,621	3.50%, 02/01/2048	314,237
500,000	3.50%, 05/25/2048	441,476
1,597,248	3.50%, 07/01/2048	1,526,725
355,524	3.50%, 11/01/2048	339,603
4,353,413	3.50%, 04/01/2052	4,096,965
5,327,665	3.50%, 09/01/2057	5,043,783
2,224,299	3.50%, 05/01/2058	2,104,105

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FNMA - 12.5% - (continued)
$ 2,724,775	3.50%, 12/25/2058	$ 2,558,517
2,570,000	3.52%, 11/01/2032	2,455,798
89,596	4.00%, 06/01/2025	88,971
530,095	4.00%, 05/25/2027(4)	18,930
594,509	4.00%, 04/01/2038	588,141
1,074,567	4.00%, 10/01/2040	1,060,386
408,729	4.00%, 11/01/2040	403,332
447,313	4.00%, 12/01/2040	441,407
148,067	4.00%, 02/01/2041	144,193
433,701	4.00%, 03/01/2041	427,973
1,283,721	4.00%, 06/01/2041	1,254,116
176,592	4.00%, 03/25/2042(4)	22,474
152,880	4.00%, 08/01/2042	150,734
404,133	4.00%, 09/01/2042	398,796
103,338	4.00%, 11/25/2042(4)	12,279
190,272	4.00%, 11/25/2043	186,340
49,452	4.00%, 06/01/2044	48,676
6,581	4.00%, 08/01/2044	6,477
66,279	4.00%, 10/01/2044	65,239
93,858	4.00%, 11/01/2044	92,386
62,399	4.00%, 03/01/2045	61,420
85,424	4.00%, 05/01/2045	84,084
528,224	4.00%, 07/01/2045	522,752
334,701	4.00%, 05/01/2046	329,847
465,610	4.00%, 06/01/2046	457,672
581,626	4.00%, 04/01/2047	575,345
1,007,595	4.00%, 10/01/2047	989,295
1,042,523	4.00%, 11/01/2047	1,023,932
5,458,384	4.00%, 06/01/2048	5,371,126
757,411	4.00%, 09/01/2048	741,777
2,116,190	4.00%, 01/01/2049	2,072,522
5,922,396	4.00%, 04/01/2049	5,857,314
973,118	4.00%, 05/01/2049	957,062
4,212,348	4.00%, 04/01/2050	4,118,311
1,838,027	4.00%, 08/01/2051	1,794,657
2,529,112	4.00%, 06/01/2052	2,453,143
47,462	4.50%, 08/01/2024	47,944
3,510	4.50%, 04/01/2025	3,547
73,973	4.50%, 07/25/2027(4)	1,967
307,441	4.50%, 09/01/2035	309,913
70,252	4.50%, 08/01/2040	71,311
807,923	4.50%, 10/01/2040	820,347
38,830	4.50%, 08/01/2041	39,428
8,640	4.50%, 09/01/2041	8,773
380,392	4.50%, 10/01/2041	386,243
1,606,277	4.50%, 08/25/2043(4)	294,568
328,266	4.50%, 09/01/2043	333,315
791,909	4.50%, 04/01/2049	796,027
2,376,298	4.50%, 01/01/2051	2,385,607
88,966	5.00%, 04/25/2038	88,064
1,458,986	5.00%, 12/25/2043(4)	270,546
60,517	5.50%, 06/01/2033	63,034
245,832	5.50%, 07/01/2033	254,796
14,743	5.50%, 08/01/2033	15,376
916,534	5.50%, 11/01/2035	958,559
201,891	5.50%, 04/01/2036	211,530
181,401	5.50%, 04/25/2037	186,051
1,602,872	5.50%, 11/25/2040(4)	231,784
422,249	5.50%, 06/25/2042(4)	89,651
758,811	5.50%, 09/25/2044(4)	145,888
1,350,488	5.50%, 11/01/2052	1,376,162
36,597	5.54%, 05/25/2042(3)(4)	3,001
5,644	6.00%, 11/01/2031	5,796
96,189	6.00%, 12/01/2032	99,395
84,048	6.00%, 03/01/2033	87,891
174,976	6.00%, 02/01/2037	184,693
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	FNMA - 12.5% - (continued)
$ 144,120	6.00%, 12/01/2037	$ 151,077
80,913	6.00%, 03/01/2038	85,278
39,940	6.00%, 10/01/2038	42,094
1,170,438	6.00%, 01/25/2042(4)	124,655
1,581	7.50%, 12/01/2029	1,586
6,650	7.50%, 03/01/2030	6,951
9,234	7.50%, 09/01/2031	9,230
238,000	4.50%, 02/15/2038(14)	239,494
950,000	6.00%, 02/15/2053(14)	975,309
26,500,000	4.50%, 02/21/2053(14)	26,288,852
28,750,000	5.00%, 02/21/2053(14)	28,916,211
1,000,000	5.50%, 02/21/2053(14)	1,018,438
		387,223,897
	GNMA - 8.2%
4,722,757	2.00%, 10/20/2050	4,107,419
13,905,000	2.00%, 02/21/2053(14)	12,010,444
548,176	2.14%, 04/20/2040	461,169
435,867	2.50%, 12/16/2039	403,867
904,320	2.50%, 07/20/2041	825,259
3,501,489	2.50%, 09/20/2051	3,124,643
11,637,666	2.50%, 10/20/2051	10,382,400
15,845,000	2.50%, 02/21/2053(14)	14,118,143
241,865	3.00%, 09/20/2028(4)	11,235
4,018,666	3.00%, 05/20/2035(4)	229,621
301,783	3.00%, 09/16/2042	254,771
422,498	3.00%, 09/20/2042	366,129
72,915	3.00%, 11/15/2042	68,913
316,415	3.00%, 02/16/2043(4)	40,311
76,111	3.00%, 06/15/2043	71,869
13,849	3.00%, 07/15/2043	13,086
3,432,260	3.00%, 01/16/2044	3,152,701
41,775	3.00%, 10/15/2044	39,173
67,348	3.00%, 02/15/2045	62,143
33,747	3.00%, 03/15/2045	31,139
125,971	3.00%, 04/15/2045	116,235
317,170	3.00%, 04/20/2045	292,274
31,025	3.00%, 06/15/2045	29,203
854,246	3.00%, 07/15/2045	788,349
14,667	3.00%, 08/15/2045	13,533
39,451	3.00%, 11/20/2045	36,968
169,000	3.00%, 02/20/2046	148,302
4,325,950	3.00%, 04/20/2051	3,988,111
4,067,573	3.00%, 08/20/2051	3,752,642
5,175,848	3.00%, 09/20/2051	4,772,026
3,549,654	3.00%, 10/20/2051	3,258,007
12,000,633	3.00%, 12/20/2051	11,051,634
2,700,220	3.00%, 02/20/2052	2,504,848
482,419	3.00%, 04/20/2052	443,522
33,060,000	3.00%, 02/21/2053(14)	30,344,766
96,753	3.50%, 02/16/2027(4)	4,118
260,821	3.50%, 03/20/2027(4)	11,787
210,776	3.50%, 07/20/2040(4)	8,460
254,113	3.50%, 02/20/2041(4)	8,225
671,573	3.50%, 04/20/2042(4)	35,807
227,166	3.50%, 05/15/2042	220,054
1,709,318	3.50%, 10/20/2042(4)	256,109
521,593	3.50%, 12/15/2042	505,256
513,875	3.50%, 03/15/2043	497,780
646,227	3.50%, 04/15/2043	625,981
1,133,511	3.50%, 05/15/2043	1,098,004
156,691	3.50%, 05/20/2043(4)	23,818
600,158	3.50%, 07/20/2043(4)	78,698
2,124,898	3.50%, 06/20/2046	2,037,107
2,149,903	3.50%, 02/20/2047	2,061,087
299,465	3.50%, 07/20/2047	287,141
2,344,044	3.50%, 08/20/2047	2,245,789

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	GNMA - 8.2% - (continued)
$ 83,640	3.50%, 09/20/2047	$ 80,392
103,231	3.50%, 10/20/2047	98,897
490,240	3.50%, 11/20/2047	469,150
443,521	3.50%, 03/20/2048	424,730
1,717,413	3.50%, 07/20/2049	1,638,642
3,336,967	3.50%, 08/20/2052	3,153,522
2,959,707	3.50%, 09/20/2052	2,796,998
40,608,042	3.50%, 10/20/2052	38,375,596
22,832,812	3.50%, 11/20/2052	21,576,178
3,825,000	3.50%, 02/21/2053(14)	3,614,999
1,331,743	3.88%, 08/15/2042	1,316,543
235,585	4.00%, 04/16/2026(4)	6,935
56,816	4.00%, 12/16/2026(4)	2,055
853,682	4.00%, 05/20/2029(4)	31,539
760,245	4.00%, 09/20/2040	756,584
131,250	4.00%, 10/20/2040	129,808
345,075	4.00%, 12/20/2040	343,412
67,861	4.00%, 02/15/2041	66,977
134,659	4.00%, 05/16/2042(4)	15,136
2,208,857	4.00%, 09/16/2042(4)	451,604
319,550	4.00%, 03/20/2043(4)	58,133
117,490	4.00%, 01/20/2044(4)	21,139
1,756,626	4.00%, 02/20/2045	1,745,455
1,354,710	4.00%, 08/20/2045	1,337,648
964,751	4.00%, 03/20/2047(4)	145,813
464,710	4.00%, 11/20/2047	453,394
1,208,448	4.00%, 03/20/2048	1,181,817
4,803,910	4.00%, 07/20/2048	4,719,981
33,075,000	4.00%, 02/21/2053(14)	32,099,546
13,719	4.50%, 07/15/2033	13,796
27,202	4.50%, 05/15/2040	27,570
259,375	4.50%, 06/15/2041	262,691
20,037	4.50%, 09/20/2041	20,433
10,354	4.50%, 05/20/2044	10,674
537,004	4.50%, 06/20/2044	553,918
455,379	4.50%, 10/20/2044	466,422
457,956	4.50%, 04/20/2045(4)	85,794
771,757	4.50%, 05/20/2045(4)	142,627
2,521,675	4.50%, 08/20/2045(4)	486,782
381,824	4.50%, 01/20/2046	391,010
1,549,655	4.50%, 12/16/2046(4)	267,821
1,459,623	4.50%, 01/20/2047(4)	174,841
1,669,218	4.50%, 05/20/2048(4)	272,520
1,307,555	4.50%, 08/20/2049	1,304,055
2,172,154	4.50%, 09/20/2049	2,170,675
63,031	5.00%, 05/20/2034	65,259
21,921	5.00%, 07/15/2039	22,695
1,204,813	5.00%, 02/16/2040(4)	253,113
203,750	5.00%, 05/20/2040(4)	40,333
326,709	5.00%, 06/15/2041	338,027
454,978	5.00%, 10/16/2041(4)	73,384
456,542	5.00%, 03/15/2044	472,409
758,917	5.00%, 06/20/2046(4)	107,951
259,043	5.00%, 01/16/2047(4)	53,271
188,850	5.00%, 09/16/2047(4)	36,164
227,856	5.00%, 06/20/2048(4)	38,719
4,965,978	5.00%, 06/15/2052	5,026,827
196,432	5.00%, 07/15/2052	198,839
208,422	5.50%, 05/15/2033	217,249
14,198	5.50%, 06/15/2035	14,730
19,589	5.50%, 04/15/2038	20,024
176,209	5.50%, 05/20/2038	179,961
741,955	5.50%, 03/20/2039(4)	113,186
855,076	5.50%, 02/16/2047(4)	142,436
433,567	5.50%, 02/20/2047(4)	73,409
673,000	5.88%, 07/20/2039(3)(4)	72,339
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.9% - (continued)
	Mortgage-Backed Agencies - 40.9% - (continued)
	GNMA - 8.2% - (continued)
$ 25,235	6.00%, 11/15/2032	$ 25,907
72,273	6.00%, 02/15/2033	74,211
9,070	6.00%, 07/15/2033	9,308
14,158	6.00%, 10/15/2034	14,530
122,306	6.00%, 03/15/2036	126,592
1,690	6.00%, 05/15/2036	1,768
67,010	6.00%, 08/15/2039	68,774
5,327	6.00%, 09/15/2039	5,467
10,398	6.00%, 06/15/2040	10,672
986,124	6.00%, 09/20/2040(4)	178,728
851,238	6.00%, 02/20/2046(4)	151,867
7,782	6.50%, 09/15/2028	8,070
603	6.50%, 10/15/2028	626
3,133	6.50%, 12/15/2028	3,248
17,753	6.50%, 05/15/2029	18,408
17,360	6.50%, 08/15/2031	18,001
1,634	6.50%, 09/15/2031	1,694
7,020	6.50%, 10/15/2031	7,279
85,583	6.50%, 11/15/2031	88,756
18,711	6.50%, 01/15/2032	19,441
4,106	6.50%, 03/15/2032	4,259
3,994	6.50%, 04/15/2032	4,141
		253,486,400
	UMBS - 15.7%
625,000	1.50%, 02/15/2053(14)	498,950
63,848,000	2.00%, 02/15/2053(14)	53,684,695
40,049,000	2.50%, 02/15/2053(14)	34,999,071
4,195,000	3.00%, 02/15/2038(14)	4,019,498
1,640,000	3.00%, 02/15/2053(14)	1,487,625
5,575,000	3.50%, 02/15/2038(14)	5,432,794
16,122,000	3.50%, 02/15/2053(14)	15,109,022
2,610,000	4.00%, 02/15/2038(14)	2,591,852
6,535,000	4.00%, 02/15/2053(14)	6,302,446
330,272,000	4.50%, 02/15/2053(14)	325,847,168
16,190,000	5.00%, 02/15/2053(14)	16,228,578
21,189,000	5.50%, 02/15/2053(14)	21,509,318
		487,711,017
	Total U.S. Government Agencies (cost $1,304,454,971)	$ 1,266,573,753
U.S. GOVERNMENT SECURITIES - 27.4%
	Other Direct Federal Obligations - 0.0%
	FHLB - 0.0%
700,000	4.25%, 09/15/2065	$ 651,956
	U.S. Treasury Securities - 27.4%
	U.S. Treasury Bonds - 15.9%
7,620,188	0.13%, 02/15/2052(15)	5,234,563
7,845,585	0.25%, 02/15/2050(15)	5,648,745
28,106,000	1.13%, 08/15/2040	18,573,016
100,845,000	1.25%, 05/15/2050	58,722,516
23,005,000	1.38%, 08/15/2050	13,823,669
18,100,000	2.50%, 02/15/2046(16)	14,443,941
23,034,000	2.88%, 11/15/2046	19,687,772
6,035,000	3.00%, 05/15/2045	5,283,925
12,500,000	3.00%, 02/15/2047	10,919,434
17,840,000	3.00%, 02/15/2048	15,593,972
43,205,000	3.00%, 08/15/2052	37,932,640
28,740,000	3.13%, 02/15/2043	25,965,916
55,100,000	3.13%, 08/15/2044(16)(17)(18)	49,422,117
22,900,000	3.13%, 05/15/2048	20,489,238
16,225,000	3.38%, 08/15/2042	15,279,387
63,465,000	3.38%, 05/15/2044	59,300,109

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 27.4% - (continued)
	U.S. Treasury Securities - 27.4% - (continued)
	U.S. Treasury Bonds - 15.9% - (continued)
$ 53,285,000	4.00%, 11/15/2042	$ 54,850,247
57,070,000	4.00%, 11/15/2052	60,556,620
		491,727,827
	U.S. Treasury Notes - 11.5%
3,384,898	0.13%, 07/15/2030(15)	3,105,842
39,514,745	0.25%, 07/15/2029(15)	36,963,265
51,342,092	0.63%, 07/15/2032(15)	48,448,083
26,134,832	0.75%, 07/15/2028(15)	25,320,416
47,900,079	1.13%, 01/15/2033(15)	47,206,837
105,980,000	1.38%, 11/15/2031	89,110,137
67,025,000	2.75%, 08/15/2032	62,888,301
42,230,000	4.13%, 11/15/2032	44,301,909
		357,344,790
	Total U.S. Government Securities (cost $955,119,690)	$ 849,724,573
COMMON STOCKS - 0.0%
	Energy - 0.0%
38,914	Ascent Resources Marcellus Holdings LLC Class A*(19)	$ 94,853
4,601	Foresight Energy LLC*	48,309
13,623	PES Energy Liquidating Trust*(19)	—
	Total Common Stocks (cost $281,412)	$ 143,162
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 5.85%(3)(20)	$ 375,669
	Total Preferred Stocks (cost $332,990)	$ 375,669
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(19)	$ —
	Total Warrants (cost $806)	$ —
	Total Long-Term Investments (cost $3,991,456,345)	$ 3,691,615,346
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.2%
5,731,274	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $5,731,955; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $5,845,919	$ 5,731,274
	Securities Lending Collateral - 0.3%
1,562,648	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(21)	1,562,648
4,331,110	HSBC US Government Money Market Fund, 4.22%(21)	4,331,110
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5% - (continued)
	Securities Lending Collateral - 0.3% - (continued)
2,042,254	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(21)		$ 2,042,254
1,488,002	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(21)		1,488,002
			9,424,014
	Total Short-Term Investments (cost $15,155,288)		$ 15,155,288
	Total Investments Excluding Purchased Options (cost $4,006,611,633)	119.7%	$ 3,706,770,634
	Total Purchased Options (cost $433,441)	0.0%	$ 390,157
	Total Investments (cost $4,007,045,074)	119.7%	$ 3,707,160,791
	Other Assets and Liabilities	(19.7)%	(610,525,578)
	Total Net Assets	100.0%	$ 3,096,635,213
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $851,349,533, representing 27.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $40,632,322, representing 1.3% of net assets.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,399,860 at January 31, 2023.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Securities disclosed are principal-only strips.
(12)	Security is a zero-coupon bond.
(13)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(14)	Represents or includes a TBA transaction.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $19,646,269.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $8,072,578.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2023, the market value of securities pledged was $628,764.
(19)	Investment valued using significant unobservable inputs.
(20)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(21)	Current yield as of period end.

OTC Swaptions Outstanding at January 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound *	DEUT	2.99%	Pay	01/17/2024	USD	5,818,000	$ 167,497	$ 216,720	$ (49,223)
Put
1D USD SOFR Compound *	DEUT	2.99%	Pay	01/17/2024	USD	5,818,000	$ 222,660	$ 216,721	$ 5,939
Total purchased OTC swaption contracts							$ 390,157	$ 433,441	$ (43,284)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	1,473	03/31/2023	$ 160,913,743	$ 1,515,511
Short position contracts:
Canadian 10-Year Bond Future	1,036	03/22/2023	$ 98,309,240	$ (857,357)
Euro BUXL 30-Year Bond Future	204	03/08/2023	31,936,128	2,106,853
Euro-BUND Future	367	03/08/2023	54,589,014	1,384,651
Euro-Schatz Future	764	03/08/2023	87,829,983	641,868
U.S. Treasury 2-Year Note Future	1,870	03/31/2023	384,562,579	(811,992)
U.S. Treasury 10-Year Note Future	532	03/22/2023	60,922,312	(68,552)
U.S. Treasury 10-Year Ultra Future	478	03/22/2023	57,935,094	(1,063,335)
U.S. Treasury Long Bond Future	441	03/22/2023	57,274,875	(1,492,159)
U.S. Treasury Ultra Bond Future	358	03/22/2023	50,746,500	(2,257,612)
Total				$ (2,417,635)
Total futures contracts				$ (902,124)

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 4.50%	$ 525,000	02/21/2053	$ (520,817)	$ 1,148
UMBS, 3.00%	32,805,000	02/25/2052	(29,757,030)	(151,565)
UMBS, 4.00%	22,968,000	02/13/2053	(22,150,662)	(168,013)
UMBS, 5.00%	17,010,000	02/13/2053	(17,050,532)	33,887
Total TBA sale commitments (proceeds receivable $69,194,498)			$ (69,479,041)	$ (284,543)
At January 31, 2023, the aggregate market value of TBA Sale Commitments represents (2.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.PENAAA.06	MSC	USD	89,082	(0.11%)	05/25/2046	Monthly	$ 10,379	$ —	$ 6,523	$ (3,856)
ABX.HE.PENAAA.06	GSC	USD	237,493	(0.11%)	05/25/2046	Monthly	53,827	—	17,390	(36,437)
ABX.HE.PENAAA.06	JPM	USD	294,376	(0.11%)	05/25/2046	Monthly	151,439	—	21,555	(129,884)
PrimeX.ARM.2(2)	MSC	USD	56,125	(4.58%)	12/25/2037	Monthly	—	(130)	(272)	(142)
Total							$ 215,645	$ (130)	$ 45,196	$ (170,319)
Sell protection:
ABX.HE.PENAAA.06	BCLY	USD	620,954	0.11%	05/25/2046	Monthly	$ —	$ (12,469)	$ (45,464)	$ (32,995)
PrimeX.ARM.2(2)	JPM	USD	56,124	4.58%	12/25/2037	Monthly	1,565	—	272	(1,293)
Total							$ 1,565	$ (12,469)	$ (45,192)	$ (34,288)
Total OTC credit default swap contracts							$ 217,210	$ (12,599)	$ 4	$ (204,607)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.39.V1	USD	20,980,000	5.00%	12/20/2027	Quarterly	$ 543,821	$ 688,613	$ 144,792
Total						$ 543,821	$ 688,613	$ 144,792
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	9,715,000	(1.00%)	06/20/2027	Quarterly	$ 477,508	$ 404,797	$ (72,711)
Total						$ 477,508	$ 404,797	$ (72,711)
Total centrally cleared credit default swap contracts						$ 1,021,329	$ 1,093,410	$ 72,081

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.99% Fixed	12 Mo. USD SOFR	USD	212,000	01/17/2034	Annual	$ —	$ —	$ 824	$ 824
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(76,200)	3,550,419	3,626,619
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	88,318	—	147,386	59,068
2.97% Fixed	12 Mo. USD SOFR	USD	32,095,000	03/15/2053	Annual	83,930	—	68,380	(15,550)
Total centrally cleared interest rate swaps contracts						$ 172,248	$ (76,200)	$ 3,767,009	$ 3,670,961

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,561,000	EUR	1,663,696	USD	MSC	03/15/2023	$ 38,128
1,559,000	EUR	1,698,198	USD	JPM	03/15/2023	1,447
857,000	EUR	933,293	USD	SSG	03/15/2023	1,021
135,000	EUR	146,528	USD	BCLY	03/15/2023	651
217,000	EUR	236,719	USD	CBA	03/15/2023	(142)
10,887,686	USD	58,910,000	BRL	CBK	03/15/2023	(623,232)
1,281,924	USD	1,172,731	EUR	TDB	02/28/2023	4,675
66,466,813	USD	62,815,000	EUR	BCLY	03/15/2023	(2,015,025)
Total foreign currency contracts						$ (2,592,477)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 670,346,935	$ —	$ 670,346,935	$ —
Corporate Bonds	760,538,991	—	760,538,991	—
Foreign Government Obligations	102,315,149	—	102,315,149	—
Municipal Bonds	41,225,999	—	41,225,999	—
Senior Floating Rate Interests	371,115	—	371,115	—
U.S. Government Agencies	1,266,573,753	—	1,266,573,753	—
U.S. Government Securities	849,724,573	—	849,724,573	—
Common Stocks
Energy	143,162	—	48,309	94,853
Preferred Stocks	375,669	375,669	—	—
Warrants	—	—	—	—
Short-Term Investments	15,155,288	9,424,014	5,731,274	—
Purchased Options	390,157	—	390,157	—
Foreign Currency Contracts(2)	45,922	—	45,922	—
Futures Contracts(2)	5,648,883	5,648,883	—	—
Swaps - Credit Default(2)	144,792	—	144,792	—
Swaps - Interest Rate(2)	3,686,511	—	3,686,511	—
Total	$ 3,716,686,899	$ 15,448,566	$ 3,701,143,480	$ 94,853
Liabilities
Foreign Currency Contracts(2)	$ (2,638,399)	$ —	$ (2,638,399)	$ —
Futures Contracts(2)	(6,551,007)	(6,551,007)	—	—
Swaps - Credit Default(2)	(277,318)	—	(277,318)	—
Swaps - Interest Rate(2)	(15,550)	—	(15,550)	—
TBA Sale Commitments	(69,479,041)	—	(69,479,041)	—
Total	$ (78,961,315)	$ (6,551,007)	$ (72,410,308)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
243

The Hartford World Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
	Bermuda - 0.9%
	Bellemeade Re Ltd.
$ 354,734	6.06%, 03/25/2031, 1 mo. USD SOFR + 1.750%(1)(2)	$ 354,307
1,991,040	8.11%, 06/25/2030, 1 mo. USD LIBOR + 3.600%(1)(2)	2,001,251
2,046,610	8.21%, 10/25/2030, 1 mo. USD LIBOR + 3.700%(1)(2)	2,067,131
1,500,000	8.31%, 09/27/2032, 1 mo. USD SOFR + 4.000%(1)(2)	1,499,989
1,105,000	8.51%, 03/25/2029, 1 mo. USD LIBOR + 4.000%(1)(2)	1,096,869
2,430,000	9.36%, 10/25/2030, 1 mo. USD LIBOR + 4.850%(1)(2)	2,451,237
1,145,000	9.51%, 06/25/2030, 1 mo. USD LIBOR + 5.000%(1)(2)	1,144,987
1,697,606	10.51%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	1,731,472
3,000,000	Eagle RE Ltd. 6.31%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	2,983,247
	Home Re Ltd.
904,061	6.06%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(1)(2)	902,428
2,750,000	7.16%, 10/25/2034, 1 mo. USD SOFR + 2.850%(1)(2)	2,749,985
1,164,701	7.51%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	1,173,328
1,360,000	9.76%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	1,377,123
150,616	Oaktown Re VI Ltd. 5.96%, 10/25/2033, 1 mo. USD SOFR + 1.650%(1)(2)	150,486
1,090,461	Radnor Re Ltd. 7.21%, 03/25/2028, 1 mo. USD LIBOR + 2.700%(1)(2)	1,091,178
3,135,000	Radnor RE Ltd. 8.06%, 09/25/2032, 1 mo. USD SOFR + 3.750%(1)(2)	3,145,432
3,135,005	RR Ltd. 7.06%, 01/15/2032(1)	3,142,006
1,625,000	Traingle Re Ltd. 12.26%, 10/25/2030, 1 mo. USD LIBOR + 7.750%(1)(2)	1,656,782
		30,719,238
	Canada - 0.1%
3,010,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,966,460
	Cayman Islands - 2.2%
2,750,000	AB BSL CLO 2 Ltd. 5.89%, 04/15/2034(1)(2)	2,695,910
	Apidos CLO
2,625,000	6.13%, 01/20/2033(1)(2)	2,609,024
2,125,000	7.39%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	1,950,112
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	6.65%, 02/15/2035, 1 mo. USD SOFR + 2.164%(1)(2)	2,249,046
2,500,000	7.30%, 02/15/2035, 1 mo. USD SOFR + 2.814%(1)(2)	2,349,021
	Ares CLO Ltd.
1,500,000	6.10%, 04/15/2035, 3 mo. USD SOFR + 1.440%(1)(2)	1,499,536
1,285,000	6.39%, 04/17/2033, 3 mo. USD LIBOR + 1.600%(1)(2)	1,250,706
500,000	Atrium IX 8.34%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	462,016
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	Cayman Islands - 2.2% - (continued)
$ 480,000	BDS Ltd. 6.77%, 12/16/2036, 1 mo. USD LIBOR + 2.300%(1)(2)	$ 460,850
	Benefit Street Partners CLO Ltd.
985,000	0.00%, 04/25/2036(1)	985,000
2,000,000	5.99%, 04/20/2035, 3 mo. USD SOFR + 1.350%(1)(2)	1,980,942
1,685,000	11.81%, 01/15/2033, 3 mo. USD LIBOR + 7.020%(1)(2)	1,547,199
500,000	Carlyle CLO Ltd. 7.60%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	458,981
890,000	Cent CLO 21 Ltd. 8.01%, 07/27/2030, 3 mo. USD LIBOR + 3.200%(1)(2)	758,563
940,000	Dryden Senior Loan Fund 11.67%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(1)(2)	883,797
1,500,000	Elmwood CLO Ltd. 6.82%, 11/20/2035, 3 mo. USD LIBOR + 2.250%(1)(2)	1,498,635
1,280,000	Flatiron CLO 20 Ltd. 6.43%, 11/20/2033, 3 mo. USD LIBOR + 1.750%(1)(2)	1,250,243
770,000	Greystone CRE Notes Ltd. 6.45%, 07/15/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	724,304
1,500,000	Harriman Park CLO Ltd. 7.91%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,424,043
1,950,000	Hayfin US XII Ltd. 8.97%, 01/20/2034, 3 mo. USD LIBOR + 4.160%(1)(2)	1,847,670
	Horizon Aircraft Finance Ltd.
2,131,063	3.43%, 11/15/2039(1)	1,643,861
1,184,554	4.46%, 12/15/2038(1)	986,141
500,000	Jay Park CLO Ltd. 10.01%, 10/20/2027, 3 mo. USD LIBOR + 5.200%(1)(2)	462,172
1,305,400	KKR CLO Ltd. 11.94%, 01/15/2032, 3 mo. USD LIBOR + 7.150%(1)(2)	1,198,597
	LCM L.P.
2,240,000	6.76%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,200,744
900,000	8.24%, 07/15/2027, 3 mo. USD LIBOR + 3.450%(1)(2)	886,105
3,000,000	Madison Park Funding Ltd. 6.70%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,922,255
	Magnetite Ltd.
2,015,000	0.00%, 04/20/2036(1)	2,015,000
430,000	7.57%, 07/25/2031, 3 mo. USD LIBOR + 3.012%(1)(2)	411,713
2,775,000	8.12%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,663,720
	Neuberger Berman Loan Advisers CLO Ltd.
2,250,000	6.08%, 07/25/2034, 3 mo. USD SOFR + 1.420%(1)(2)	2,246,337
750,000	12.01%, 01/20/2032, 3 mo. USD LIBOR + 7.200%(1)(2)	709,736
	OCP CLO Ltd.
2,130,000	7.82%, 04/24/2029, 3 mo. USD LIBOR + 3.000%(1)(2)	2,080,895
750,000	8.54%, 01/17/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	710,776
1,000,000	12.47%, 10/09/2033, 3 mo. USD LIBOR + 7.660%(1)(2)	961,838

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	Cayman Islands - 2.2% - (continued)
$ 2,240,000	Octagon 66 Ltd. 4.59%, 08/16/2033, 3 mo. USD SOFR + 1.940%(1)(2)	$ 2,252,495
	Octagon Investment Partners Ltd.
2,765,000	7.07%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,668,214
970,000	11.65%, 02/14/2031, 3 mo. USD LIBOR + 7.000%(1)(2)	874,594
1,500,000	OZLM Ltd. 6.68%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,375,983
1,370,000	Palmer Square CLO Ltd. 0.00%, 01/20/2036(1)	1,370,000
	Palmer Square Loan Funding Ltd.
1,100,000	0.00%, 07/24/2031(1)	1,100,000
1,500,000	6.36%, 11/25/2028(1)(2)	1,489,512
2,190,000	6.58%, 02/20/2028, 3 mo. USD LIBOR + 1.900%(1)(2)	2,159,631
1,110,000	7.08%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	1,088,361
750,000	7.18%, 02/20/2028, 3 mo. USD LIBOR + 2.500%(1)(2)	733,248
1,995,000	7.76%, 10/15/2030, 3 mo. USD SOFR + 3.100%(1)(2)	1,897,002
1,155,000	Race Point CLO Ltd. 8.18%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(1)(2)	1,098,415
500,000	Regatta Funding Ltd. 12.40%, 10/15/2033, 3 mo. USD LIBOR + 7.610%(1)(2)	468,452
1,036,655	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	830,419
	Sound Point CLO Ltd.
1,350,000	6.56%, 04/25/2035(1)	1,293,334
1,500,000	6.67%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,387,510
835,000	7.89%, 07/18/2031, 3 mo. USD LIBOR + 3.100%(1)(2)	687,120
2,330,000	Stratus CLO Ltd. 6.71%, 12/28/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	2,244,603
1,000,000	Symphony CLO XXII Ltd. 6.94%, 04/18/2033, 3 mo. USD LIBOR + 2.150%(1)(2)	958,654
1,000,000	TCI-Flatiron CLO Ltd. 10.88%, 01/17/2032, 3 mo. USD SOFR + 6.250%(1)(2)	893,907
724,375	Thunderbolt Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	557,776
		78,414,718
	Jersey - 0.1%
2,440,000	Apidos CLO Ltd. 6.80%, 01/20/2036, 3 mo. USD SOFR + 2.200%(1)(2)	2,436,335
1,800,000	Ballyrock CLO Ltd. 0.00%, 04/25/2036(1)	1,800,000
		4,236,335
	United States - 5.4%
	Aaset Trust
628,885	3.54%, 01/15/2047(1)	455,537
1,001,510	3.84%, 05/15/2039(1)	691,042
810,000	ACRE Commercial Mortgage Ltd. 5.87%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	781,670
	Affirm Asset Securitization Trust
1,023,311	4.55%, 06/15/2027(1)	1,005,914
2,260,000	6.61%, 01/18/2028(1)	2,257,306
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	United States - 5.4% - (continued)
$ 1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	$ 1,112,345
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,132,588
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,509,828
1,717,000	Angel Oak Mortgage Trust LLC 4.72%, 09/25/2048(1)	1,662,568
1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(3)	1,547,174
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	5.85%, 05/15/2036, 1 mo. USD LIBOR + 1.400%(1)(2)	1,021,599
895,000	6.05%, 08/15/2034, 1 mo. USD LIBOR + 1.600%(1)(2)	819,697
1,295,000	6.34%, 09/15/2034, 1 mo. USD SOFR + 1.864%(1)(2)	1,251,229
478,333	Avis Budget Rental Car Funding AESOP LLC 4.56%, 03/20/2024(1)	477,786
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	415,840
1,500,000	Battery Park CLO Ltd. 7.38%, 10/20/2035, 3 mo. USD LIBOR + 3.200%(1)(2)	1,504,901
	BBCMS Mortgage Trust
5,213,964	1.62%, 04/15/2053(4)(5)	376,351
545,000	6.28%, 08/15/2036, 1 mo. USD LIBOR + 1.825%(1)(2)	536,097
2,729,360	Benchmark Mortgage Trust 1.03%, 03/15/2052(4)(5)	128,633
1,150,000	BPR Trust 6.01%, 12/15/2038, 1 mo. USD SOFR + 1.525%(1)(2)	1,081,592
	BRAVO Residential Funding Trust
2,483,132	1.99%, 10/25/2059(1)(3)	2,364,848
432,000	2.29%, 03/25/2060(1)(4)	362,131
1,090,000	2.32%, 02/25/2049(1)(4)	806,335
1,334,000	5.09%, 05/25/2060(1)(4)	1,269,698
1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	1,406,474
	BX Commercial Mortgage Trust
1,169,000	6.46%, 09/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	1,123,643
2,990,000	6.59%, 06/15/2027, 1 mo. USD SOFR + 2.115%(1)(2)	2,984,384
959,000	6.69%, 10/15/2037, 1 mo. USD SOFR + 2.214%(1)(2)	927,781
2,135,000	7.34%, 10/15/2037, 1 mo. USD SOFR + 2.864%(1)(2)	2,040,154
	BX Trust
3,100,000	6.05%, 09/15/2034, 1 mo. USD LIBOR + 1.587%(1)(2)	2,944,800
1,075,000	6.11%, 10/15/2036, 1 mo. USD LIBOR + 1.646%(1)(2)	1,033,965
219,060	6.44%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	215,057
690,000	6.71%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	657,200
1,360,000	BXSC Commercial Mortgage Trust 6.87%, 03/15/2035, 1 mo. USD SOFR + 2.391%(1)(2)	1,329,351
895,000	CAMB Commercial Mortgage Trust 6.21%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	880,116

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	United States - 5.4% - (continued)
$ 7,018,077	Cantor Commercial Real Estate 1.13%, 05/15/2052(4)(5)	$ 334,164
	Castlelake Aircraft Structured Trust
378,346	2.74%, 08/15/2041(1)	344,084
1,072,906	3.97%, 04/15/2039(1)	916,490
4,054,962	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	3,605,161
1,456,884	Citigroup Mortgage Loan Trust, Inc. 6.23%, 11/25/2070(1)(3)	1,453,162
	COLT Mortgage Loan Trust
3,062,060	2.99%, 02/25/2067(1)(3)	2,827,041
2,258,000	3.31%, 07/27/2054(1)(4)	1,612,877
770,000	Commercial Mortgage Trust 4.67%, 02/10/2047(4)	743,445
	Connecticut Avenue Securities Trust
2,765,993	5.16%, 12/25/2041, 1 mo. USD SOFR + 0.850%(1)(2)	2,736,720
2,242,738	5.51%, 01/25/2042, 1 mo. USD SOFR + 1.200%(1)(2)	2,220,915
129,769	6.61%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	129,769
1,401,481	6.66%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,390,146
967,745	7.06%, 05/25/2042, 1 mo. USD SOFR + 2.750%(1)(2)	983,496
884,235	7.26%, 06/25/2042, 1 mo. USD SOFR + 2.950%(1)(2)	902,477
765,000	7.31%, 04/25/2042, 1 mo. USD SOFR + 3.000%(1)(2)	752,094
1,856,739	7.76%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	1,787,906
2,500,000	7.91%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	2,473,450
2,105,000	8.16%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	2,084,314
2,000,000	8.26%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	2,001,560
2,400,000	8.86%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	2,491,512
1,140,000	9.06%, 09/25/2042, 1 mo. USD SOFR + 4.750%(1)(2)	1,186,583
3,375,214	9.76%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	3,506,004
12,455,834	CSAIL Commercial Mortgage Trust 0.82%, 04/15/2050(4)(5)	144,955
596,570	CSMC Trust 3.25%, 04/25/2047(1)(4)	539,631
	DT Auto Owner Trust
375,000	2.65%, 09/15/2028(1)	323,349
1,155,456	6.05%, 10/15/2026(1)	1,159,876
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,240,318
	Fannie Mae Connecticut Avenue Securities
1,770,620	6.86%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	1,786,210
1,000,000	8.11%, 01/25/2030, 1 mo. USD LIBOR + 3.600%(2)	1,023,892
2,325,000	8.76%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	2,406,322
193,477	9.41%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	201,023
49,744	FCI Funding LLC 3.63%, 02/18/2031(1)	49,684
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	528,036
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	United States - 5.4% - (continued)
	FirstKey Homes Trust
$ 2,040,000	3.02%, 10/19/2037(1)	$ 1,820,684
820,361	4.25%, 07/17/2039(1)	790,671
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	805,064
2,410,000	FS Rialto Issuer LLC 7.07%, 08/17/2037, 1 mo. USD SOFR + 2.580%(1)(2)	2,381,041
329,085	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	297,671
850,593	GCAT Trust 4.21%, 02/25/2067(1)(4)	824,046
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	402,134
1,637,351	GS Mortgage Securities Trust 6.41%, 09/15/2031, 1 mo. USD LIBOR + 1.950%(1)(2)	1,609,821
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,636,662
2,058,482	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,930,096
1,400,000	HONO LULU Mortgage Trust 6.31%, 10/15/2036, 1 mo. USD LIBOR + 1.850%(1)(2)	1,316,350
820,000	Imperial Fund Mortgage Trust 5.94%, 02/25/2068(1)	819,994
477,880	JP Morgan Chase Bank NA 5.61%, 03/25/2051, 1 mo. USD SOFR + 1.300%(1)(2)	429,652
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	2,247,337
2,630,000	6.16%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(1)(2)	2,532,108
39,806,358	JPMBB Commercial Mortgage Securities Trust 0.60%, 09/15/2047(4)(5)	274,676
	Legacy Mortgage Asset Trust
321,729	1.89%, 10/25/2066(1)(3)	293,571
2,863,708	6.25%, 11/25/2059(1)(3)	2,856,799
1,329,308	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	1,278,342
	LHOME Mortgage Trust
1,450,000	2.09%, 02/25/2026(1)(4)	1,335,437
1,680,000	2.09%, 06/25/2026(1)(3)	1,580,490
915,000	3.97%, 02/25/2027(1)	847,936
1,690,709	Life Mortgage Trust 6.81%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(1)(2)	1,611,186
1,120,641	LSTAR Securities Investment Ltd. 6.17%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	1,047,744
	Mercury Financial Credit Card Master Trust
885,000	1.54%, 03/20/2026(1)	885,000
2,075,000	2.50%, 09/21/2026(1)	1,921,595
720,000	MFA Trust 5.75%, 11/25/2067(1)	727,877
3,000,000	MHC Commercial Mortgage Trust 6.06%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(1)(2)	2,895,450
	Morgan Stanley Capital Trust
7,845,017	1.32%, 06/15/2050(4)(5)	287,874
1,600,000	5.66%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,567,885

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	United States - 5.4% - (continued)
$ 1,620,000	6.70%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	$ 1,199,584
1,460,000	Morgan Stanley Eaton Vance CLO 2022-16 Ltd. 6.58%, 04/15/2035, 3 mo. USD LIBOR + 1.950%(1)(2)	1,424,229
2,000,000	Morgan Stanley Eaton Vance CLO Ltd. 6.69%, 10/20/2035, 3 mo. USD LIBOR + 2.850%(1)(2)	2,000,572
1,110,225	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	916,684
3,115,000	New York Mortgage Trust 2.24%, 05/25/2026(1)(3)	2,899,207
1,814,462	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,726,577
162,375	PMT Credit Risk Transfer Trust 8.22%, 11/27/2031, 1 mo. USD LIBOR + 3.700%(1)(2)	158,287
	Preston Ridge Partners Mortgage LLC
780,000	3.47%, 07/25/2026(1)(3)	670,781
1,145,000	3.67%, 08/25/2026(1)(3)	983,980
970,000	3.72%, 04/25/2026(1)(3)	850,959
1,870,000	3.97%, 10/25/2026(1)(4)	1,573,846
	Preston Ridge Partners Mortgage Trust LLC
1,492,857	1.79%, 06/25/2026(1)(3)	1,373,614
497,651	2.36%, 11/25/2025(1)(3)	479,841
	Pretium Mortgage Credit Partners LLC
565,000	3.72%, 07/25/2051(1)(3)	469,926
1,325,000	3.84%, 07/25/2051(1)(3)	1,111,328
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	683,915
1,335,000	2.55%, 04/19/2038(1)	1,144,916
1,970,000	3.18%, 10/17/2038(1)	1,650,111
	Ready Capital Mortgage Financing LLC
395,000	6.41%, 07/25/2036, 1 mo. USD LIBOR + 1.900%(1)(2)	369,728
1,880,000	6.87%, 10/25/2039(1)	1,878,761
1,497,786	Santander Bank Auto Credit-Linked Notes 5.28%, 05/15/2032(1)	1,463,144
900,000	Santander Drive Auto Receivables Trust 4.11%, 08/17/2026	890,046
955,000	SFO Commercial Mortgage Trust 5.96%, 05/15/2038, 1 mo. USD LIBOR + 1.500%(1)(2)	847,529
845,000	SG Commercial Mortgage Securities Trust 4.83%, 10/10/2048(4)	735,760
754,800	Sonic Capital LLC 2.19%, 08/20/2051(1)	621,450
1,533,779	STACR Trust 6.91%, 02/25/2047, 1 mo. USD LIBOR + 2.400%(1)(2)	1,541,448
1,635,000	Starwood Residential Mortgage 6.86%, 04/17/2038, 1 mo. USD LIBOR + 2.400%(1)(2)	1,542,435
2,355,000	T-Mobile U.S. Trust 4.91%, 05/22/2028(1)	2,362,187
1,370,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(3)	1,302,493
1,960,000	Towd Point Mortgage Trust 3.75%, 01/25/2063(1)	1,864,460
954,000	Tricolor Auto Securitization Trust 4.34%, 05/15/2025(1)	938,230
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7% - (continued)
	United States - 5.4% - (continued)
$ 490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	$ 456,518
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	2,981,367
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	2,904,258
1,270,000	3.97%, 09/25/2051(1)(3)	1,076,827
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,333,301
540,000	5.85%, 12/25/2067(1)	539,535
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	931,362
460,579	VOLT C LLC 1.99%, 05/25/2051(1)(3)	418,424
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	670,768
1,328,602	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	1,225,921
941,568	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	877,746
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,598,965
2,250,000	Voya CLO Ltd. 6.86%, 10/20/2034, 3 mo. USD SOFR + 2.850%(1)(2)	2,244,204
1,704,518	Wave LLC 3.60%, 09/15/2044(1)	1,300,889
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,558,132
1,455,000	3.15%, 09/15/2057(1)	1,185,141
	Wells Fargo N.A.
3,572,047	0.94%, 02/15/2052(4)(5)	150,646
10,096,811	1.01%, 04/15/2052(4)(5)	486,327
9,518,253	1.22%, 03/15/2063(4)(5)	585,808
	Westlake Automobile Receivables Trust
1,825,000	2.33%, 08/17/2026(1)	1,687,867
3,000,000	4.31%, 09/15/2027(1)	2,938,798
850,000	5.74%, 08/15/2028(1)	848,939
	WF-RBS Commercial Mortgage Trust
8,304,520	1.24%, 03/15/2047(4)(5)	62,276
1,683,866	4.84%, 06/15/2044(1)(4)	1,676,734
		193,674,274
	Total Asset & Commercial Mortgage-Backed Securities (cost $326,323,220)	$ 310,011,025
CONVERTIBLE BONDS - 0.2%
	Israel - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$ 4,480,252
	United Kingdom - 0.0%
GBP 1,000,000	Trainline plc 1.00%, 01/14/2026(6)	1,021,897
	United States - 0.1%
$ 357,000	Insulet Corp. 0.38%, 09/01/2026	492,839
500,000	JetBlue Airways Corp. 0.50%, 04/01/2026	395,250
580,000	NuVasive, Inc. 0.38%, 03/15/2025	517,650
		1,405,739
	Total Convertible Bonds (cost $7,261,359)	$ 6,907,888

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.8%
	Australia - 0.0%
$ 1,380,000	FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027(1)	$ 1,317,900
	Canada - 0.2%
2,440,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	2,230,111
915,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	931,946
2,735,000	Nutrien Ltd. 5.90%, 11/07/2024	2,777,339
		5,939,396
	Chile - 0.0%
1,495,000	Corp Nacional del Cobre de Chile 5.13%, 02/02/2033(1)	1,498,306
	China - 0.0%
875,000	CIFI Holdings Group Co., Ltd. 4.38%, 04/12/2027(6)	263,156
875,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(6)	557,379
		820,535
	Colombia - 0.1%
3,990,000	Ecopetrol S.A. 8.88%, 01/13/2033	4,095,735
	France - 0.1%
	Altice France S.A.
EUR 400,000	4.13%, 01/15/2029(6)	340,809
$ 750,000	5.13%, 01/15/2029(1)	587,820
EUR 1,054,000	CAB SELAS 3.38%, 02/01/2028(1)	955,285
		1,883,914
	Ireland - 0.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
$ 1,415,000	1.15%, 10/29/2023	1,373,254
7,800,000	1.75%, 10/29/2024	7,271,243
		8,644,497
	Israel - 0.1%
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 1,530,000	3.75%, 05/09/2027	1,501,164
877,000	6.00%, 01/31/2025	960,868
		2,462,032
	Japan - 0.2%
	NTT Finance Corp.
$ 2,235,000	4.14%, 07/26/2024(1)(7)	2,209,319
3,715,000	4.24%, 07/25/2025(1)	3,665,544
		5,874,863
	Luxembourg - 0.1%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,105,896
	Mexico - 0.0%
$ 2,085,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)(8)	62,550
	Norway - 0.1%
4,825,000	Aker BP ASA 3.00%, 01/15/2025(1)	4,622,258
	South Korea - 0.4%
5,190,000	POSCO 5.63%, 01/17/2026(1)	5,262,031
	SK Hynix, Inc.
6,582,000	6.25%, 01/17/2026(1)	6,644,547
3,080,000	6.38%, 01/17/2028(1)	3,121,570
		15,028,148
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.8% - (continued)
	Sweden - 0.0%
EUR 300,000	Verisure Holding AB 3.25%, 02/15/2027(6)	$ 287,836
	Switzerland - 0.7%
	Credit Suisse Group AG
12,410,000	1.25%, 07/17/2025, (1.25% fixed rate until 07/17/2024; 1 year EUR Swap + 0.750% thereafter)(6)(9)	12,411,376
$ 6,850,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(10)	6,011,560
7,175,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(6)(9)(10)	6,798,313
		25,221,249
	United Kingdom - 0.5%
1,805,000	Diageo Capital plc 5.20%, 10/24/2025	1,843,202
GBP 9,796,000	National Grid Electricity Distribution West Midlands plc 6.00%, 05/09/2025(6)	12,327,109
$ 2,700,000	Sky Ltd. 3.75%, 09/16/2024(1)	2,652,438
EUR 700,000	Virgin Media Finance plc 3.75%, 07/15/2030(6)	610,938
		17,433,687
	United States - 11.1%
$ 6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,826,026
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	573,528
700,000	Acrisure LLC / Acrisure Finance, Inc. 10.13%, 08/01/2026(1)(7)	700,005
EUR 1,605,000	Adient Global Holdings Ltd. 3.50%, 08/15/2024(6)	1,697,171
	American Tower Corp.
$ 4,315,000	2.40%, 03/15/2025	4,089,825
770,000	2.95%, 01/15/2025	740,747
1,000,000	4.00%, 06/01/2025	978,156
1,370,000	Apache Corp. 4.38%, 10/15/2028	1,267,894
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	648,683
1,220,000	Archrock Partners L.P. / Archrock Partners Finance Corp. 6.25%, 04/01/2028(1)	1,159,000
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,501,063
475,000	5.25%, 04/30/2025(1)	464,431
2,130,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	1,765,228
2,680,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,522,014
1,350,000	Baxter International, Inc. 0.87%, 12/01/2023	1,305,024
	Becton Dickinson and Co.
6,325,000	3.36%, 06/06/2024	6,198,025
3,775,000	3.73%, 12/15/2024	3,705,782
18,525,000	Boeing Co. 4.51%, 05/01/2023	18,495,870
EUR 10,765,000	Booking Holdings, Inc. 4.00%, 11/15/2026	11,974,453
	Brighthouse Financial Global Funding
$ 945,000	1.00%, 04/12/2024(1)	894,896

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.8% - (continued)
	United States - 11.1% - (continued)
$ 3,225,000	5.08%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	$ 3,208,630
	Buckeye Partners L.P.
1,570,000	4.13%, 03/01/2025(1)	1,491,500
895,000	4.50%, 03/01/2028(1)	820,894
	Caesars Entertainment, Inc.
10,855,000	6.25%, 07/01/2025(1)	10,805,151
275,000	8.13%, 07/01/2027(1)	278,174
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,710,141
9,300,000	4.91%, 07/23/2025	9,244,526
8,460,000	Cigna Corp. 4.13%, 11/15/2025	8,359,371
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)(7)	598,600
590,000	5.88%, 03/15/2026(1)(7)	529,805
	Clarios Global L.P. / Clarios U.S. Finance Co.
EUR 1,115,000	4.38%, 05/15/2026(1)	1,153,685
$ 3,245,000	6.25%, 05/15/2026(1)	3,225,530
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	564,777
700,000	4.75%, 03/15/2028(1)	660,240
730,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	719,802
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,283,948
2,425,000	Constellation Brands, Inc. 5.00%, 02/02/2026	2,426,456
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,210,288
3,500,000	CVS Health Corp. 2.63%, 08/15/2024	3,388,923
1,750,000	Discovery Communications LLC 3.80%, 03/13/2024	1,719,691
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,557,768
5,820,000	DR Horton, Inc. 5.75%, 08/15/2023	5,833,740
3,187,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,836,526
1,725,000	Earthstone Energy Holdings LLC 8.00%, 04/15/2027(1)	1,681,875
2,575,000	Elevance Health, Inc. 3.35%, 12/01/2024	2,514,280
EUR 2,110,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	1,864,105
$ 2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,063,502
	EQM Midstream Partners L.P.
970,000	4.00%, 08/01/2024(7)	938,475
1,323,000	4.50%, 01/15/2029(1)	1,160,350
1,135,000	6.00%, 07/01/2025(1)	1,117,419
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,286,955
	Ford Motor Credit Co. LLC
5,885,000	3.37%, 11/17/2023	5,777,205
1,775,000	3.81%, 01/09/2024	1,740,032
6,950,000	4.14%, 02/15/2023	6,919,767
850,000	4.38%, 08/06/2023	842,255
850,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	820,304
520,000	Gen Digital, Inc. 6.75%, 09/30/2027(1)	526,760
6,205,000	General Mills, Inc. 5.24%, 11/18/2025	6,236,410
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	6,006,173
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.8% - (continued)
	United States - 11.1% - (continued)
	Global Payments, Inc.
$ 825,000	3.75%, 06/01/2023	$ 820,673
2,975,000	4.00%, 06/01/2023	2,962,223
6,775,000	GSK Consumer Healthcare Capital U.K. plc 3.13%, 03/24/2025	6,513,692
2,190,000	GSK Consumer Healthcare Capital U.S. LLC 3.02%, 03/24/2024	2,139,448
700,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)(7)	654,983
643,000	HCA, Inc. 7.50%, 11/15/2095	712,286
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,163,850
1,925,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,386,740
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,613,007
EUR 2,020,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	1,908,033
$ 5,875,000	McDonald's Corp. 3.30%, 07/01/2025	5,714,892
2,335,000	Medline Borrower L.P. 3.88%, 04/01/2029(1)	1,991,872
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,751,200
6,489,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	6,555,902
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024	2,840,080
1,595,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	1,492,920
	Netflix, Inc.
2,315,000	4.38%, 11/15/2026	2,280,994
6,300,000	5.88%, 02/15/2025	6,391,917
4,729,000	NextEra Energy Capital Holdings, Inc. 0.65%, 03/01/2023	4,714,598
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,371,560
800,000	3.88%, 08/15/2031(1)	675,200
4,675,000	ONEOK Partners L.P. 5.00%, 09/15/2023	4,677,717
7,775,000	ONEOK, Inc. 7.50%, 09/01/2023	7,845,074
3,500,000	Oracle Corp. 5.80%, 11/10/2025	3,595,755
6,055,000	Pacific Gas and Electric Co. 3.15%, 01/01/2026	5,727,157
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	997,534
2,225,000	3.45%, 07/01/2024(1)	2,160,541
1,083,000	3.90%, 02/01/2024(1)	1,065,033
1,820,000	PetSmart, Inc. / PetSmart Finance Corp. 4.75%, 02/15/2028(1)	1,692,236
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)	265,338
10,390,000	Raytheon Technologies Corp. 3.20%, 03/15/2024	10,200,595
2,165,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	2,197,672
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	548,893
	Royal Caribbean Cruises Ltd.
4,000,000	5.50%, 08/31/2026(1)	3,579,831
450,000	8.25%, 01/15/2029(1)	470,250
5,326,000	11.50%, 06/01/2025(1)	5,712,135
2,400,000	Southern Co. 2.95%, 07/01/2023	2,380,052
5,565,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	5,469,045

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.8% - (continued)
	United States - 11.1% - (continued)
$ 1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	$ 1,246,050
950,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,032,432
29,370,000	Sprint LLC 7.88%, 09/15/2023	29,808,112
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,058,756	4.74%, 03/20/2025(1)	2,041,827
4,660,000	5.15%, 09/20/2029(1)	4,647,453
275,000	Staples, Inc. 7.50%, 04/15/2026(1)	244,351
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,189,950
950,000	TransDigm, Inc. 5.50%, 11/15/2027	906,343
1,940,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	1,741,764
465,000	USA Compression Partners L.P. / USA Compression Finance Corp. 6.88%, 09/01/2027	450,934
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	769,850
750,000	4.13%, 08/15/2031(1)	664,920
	VICI Properties L.P. / VICI Note Co., Inc.
5,182,000	4.25%, 12/01/2026(1)	4,889,980
6,500,000	5.63%, 05/01/2024(1)	6,484,759
EUR 6,105,000	Visa, Inc. 1.50%, 06/15/2026	6,279,448
	Warnermedia Holdings, Inc.
$ 7,015,000	3.43%, 03/15/2024(1)	6,864,153
5,760,000	3.64%, 03/15/2025(1)	5,552,349
5,295,000	3.76%, 03/15/2027(1)	4,954,841
3,680,000	6.09%, 03/15/2024, 3 mo. USD SOFR + 1.780%(1)(2)	3,691,104
450,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	453,929
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)(7)	1,041,502
1,975,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	1,837,141
		393,665,974
	Total Corporate Bonds (cost $504,242,862)	$ 490,964,776
FOREIGN GOVERNMENT OBLIGATIONS - 45.4%
	Australia - 4.1%
	Australia Government Bond
AUD 70,752,000	1.75%, 11/21/2032(6)	$ 42,525,622
42,256,000	1.75%, 06/21/2051(6)	18,722,840
1,459,000	1.75%, 06/21/2051(6)	646,455
49,926,000	2.75%, 05/21/2041(6)	29,757,799
25,591,000	3.00%, 03/21/2047(6)	15,345,232
12,955,000	Queensland Treasury Corp. 4.50%, 08/22/2035(1)	9,148,490
	Treasury Corp. of Victoria
25,856,000	2.25%, 09/15/2033(6)	14,874,708
24,040,000	2.25%, 09/15/2033(6)	13,829,981
		144,851,127
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 45.4% - (continued)
	Bulgaria - 0.3%
	Bulgaria Government International Bond
EUR 7,005,000	4.13%, 09/23/2029(6)	$ 7,530,118
2,670,000	4.50%, 01/27/2033(1)	2,862,054
		10,392,172
	Canada - 0.5%
CAD 22,956,000	Canadian Government Bond 0.25%, 08/01/2023	16,895,085
	Colombia - 0.3%
	Colombia Government International Bond
$ 6,896,000	3.00%, 01/30/2030	5,363,851
2,340,000	3.88%, 04/25/2027	2,116,707
4,245,000	7.50%, 02/02/2034	4,187,017
		11,667,575
	Denmark - 4.6%
	Denmark Government Bond
DKK 176,892,933	0.00%, 11/15/2031(11)	20,820,252
993,692,000	1.75%, 11/15/2025	141,664,317
		162,484,569
	Dominican Republic - 0.0%
$ 1,950,000	Dominican Republic International Bond 7.05%, 02/03/2031(1)	1,950,000
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,754,926
	Hungary - 0.2%
	Hungary Government International Bond
$ 3,859,000	6.13%, 05/22/2028(1)	3,989,882
3,375,000	6.25%, 09/22/2032(1)	3,489,109
		7,478,991
	Japan - 12.7%
	Japan Treasury Discount Bill
JPY 4,617,100,000	(0.19%), 03/10/2023(12)(13)	35,475,976
10,137,650,000	(0.13%), 03/06/2023(12)(13)	77,892,391
15,803,300,000	0.00%, 02/13/2023(13)	121,413,758
11,551,450,000	0.00%, 02/27/2023(13)	88,752,559
16,577,800,000	0.01%, 02/20/2023(13)	127,367,355
		450,902,039
	Mexico - 0.1%
$ 3,370,000	Mexico Government International Bond 6.35%, 02/09/2035	3,577,138
	New Zealand - 5.6%
	New Zealand Government Bond
NZD 155,310,000	2.00%, 05/15/2032	84,110,731
63,150,000	2.75%, 05/15/2051	29,979,544
28,584,000	3.50%, 04/14/2033(6)	17,442,553
22,897,000	4.25%, 05/15/2034	14,829,435
78,179,000	4.50%, 04/15/2027(6)	51,241,374
		197,603,637
	Norway - 2.6%
	Norway Government Bond
NOK 530,436,000	1.75%, 03/13/2025(1)(6)	51,723,568
345,902,000	1.75%, 02/17/2027(1)(6)	33,104,030
78,246,000	1.75%, 09/06/2029(1)(6)	7,297,347
		92,124,945

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 45.4% - (continued)
	Romania - 0.1%
$ 4,086,000	Romanian Government International Bond 6.63%, 02/17/2028(1)	$ 4,231,053
	South Korea - 8.6%
	Korea Treasury Bond
KRW 111,193,610,000	1.25%, 03/10/2026	84,740,014
85,546,150,000	1.50%, 03/10/2025	66,742,257
109,431,170,000	2.25%, 06/10/2025	86,527,960
28,291,840,000	2.38%, 12/10/2031	21,329,853
58,444,470,000	3.38%, 06/10/2032	47,735,260
		307,075,344
	Sweden - 5.4%
	Kommuninvest I Sverige AB
SEK 376,120,000	0.75%, 02/04/2026(6)	33,548,807
864,240,000	0.75%, 05/12/2028(6)	73,226,090
728,460,000	1.00%, 05/12/2025(6)	66,421,979
200,870,000	3.00%, 03/12/2029	18,970,319
		192,167,195
	United Arab Emirates - 0.2%
$ 6,700,000	Abu Dhabi Government International Bond 2.13%, 09/30/2024(1)	6,432,080
	Total Foreign Government Obligations (cost $1,610,702,942)	$ 1,613,587,876
SENIOR FLOATING RATE INTERESTS - 2.8%(14)
	Canada - 0.2%
950,000	Air Canada 8.13%, 08/11/2028, 3 mo. USD LIBOR + 3.500%	$ 948,471
1,623,908	Great Canadian Gaming Corp. 8.75%, 11/01/2026, 3 mo. USD LIBOR + 4.000%	1,612,751
2,320,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(15)	2,314,780
		4,876,002
	France - 0.0%
EUR 563,236	Numericable Group S.A. 5.49%, 07/31/2025, 3 mo. EURIBOR + 3.000%	589,360
	Ireland - 0.1%
2,325,000	Virgin Media Ireland Ltd. 5.38%, 07/15/2029, 1 mo. EURIBOR + 3.463%	2,464,434
	Luxembourg - 0.1%
$ 1,515,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	1,518,469
1,938,799	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	1,897,599
713,130	Zacapa S.a.r.l. 8.83%, 03/22/2029, 3 mo. USD SOFR + 4.250%	698,868
		4,114,936
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	1,164,144
2,485,000	5.64%, 07/20/2026, 3 mo. EURIBOR + 3.250%	2,585,915
		3,750,059
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(14) - (continued)
	United Kingdom - 0.1%
EUR 1,645,000	Froneri International Ltd. 5.07%, 01/29/2027, 6 mo. EURIBOR + 2.125%	$ 1,700,339
2,715,000	Lorca Holdco Ltd. 6.82%, 09/17/2027, 6 mo. EURIBOR + 4.250%	2,918,407
		4,618,746
	United States - 2.2%
$ 285,000	ABG Intermediate Holdings 2 LLC 10.66%, 12/20/2029, 1 mo. USD SOFR + 6.000%	260,955
	Acrisure LLC
2,348,526	8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,260,832
1,188,000	8.82%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,154,344
661,675	Amentum Government Services Holdings LLC 8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	650,923
2,088,563	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	2,064,293
	Aramark Services, Inc.
2,325,000	6.32%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	2,307,074
550,000	7.07%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	548,284
	Asurion LLC
237,299	7.82%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	226,547
1,896,225	7.82%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,788,178
1,240,916	8.68%, 08/19/2028, 3 mo. USD SOFR + 4.000%	1,172,665
	Athenahealth, Inc.
151,087	3.50%, 02/15/2029, 3 mo. USD SOFR + 3.500%(16)	142,903
1,232,970	8.01%, 02/15/2029, 1 mo. USD SOFR + 3.500%	1,166,180
	Blackhawk Network Holdings, Inc.
1,066,678	7.54%, 06/15/2025, 1 mo. USD SOFR + 3.000%	1,054,507
600,000	11.81%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	511,200
1,675,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(15)	1,672,672
3,432,805	Caesars Resort Collection LLC 7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	3,428,273
668,059	Cast and Crew Payroll LLC 8.07%, 02/09/2026, 1 mo. USD LIBOR + 3.500%	666,108
2,024,550	Chamberlain Group, Inc. 7.82%, 11/03/2028, 1 mo. USD LIBOR + 3.500%	1,952,010
1,348,746	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	1,339,049
1,709,807	CSC Holdings LLC 6.96%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,583,709
1,660,655	DCert Buyer, Inc. 8.70%, 10/16/2026, 3 mo. USD SOFR + 4.000%	1,639,382

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(14) - (continued)
	United States - 2.2% - (continued)
$ 3,789,314	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	$ 3,779,158
1,725,790	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,625,124
1,215,813	EP Purchaser LLC 8.23%, 11/06/2028, 3 mo. USD LIBOR + 3.500%	1,212,165
1,461,500	Filtration Group Corp. 8.07%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	1,452,979
	Hub International Ltd.
3,241,559	7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	3,235,919
697,829	8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	696,894
	IRB Holding Corp.
950,000	7.32%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	947,777
1,150,000	7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	1,137,063
2,054,809	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	1,851,465
2,691,786	MajorDrive Holdings IV LLC 8.81%, 06/01/2028, 3 mo. USD LIBOR + 4.000%	2,598,543
	McAfee LLC
EUR 1,532,300	6.49%, 03/01/2029, 3 mo. EURIBOR + 4.000%	1,576,302
$ 3,412,850	8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	3,214,495
5,839,678	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	5,769,856
684,000	Mileage Plus Holdings LLC 10.00%, 06/21/2027, 3 mo. USD LIBOR + 5.250%	712,386
205,000	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	204,231
1,489,688	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	1,413,803
2,483,562	RealPage, Inc. 7.57%, 04/24/2028, 1 mo. USD LIBOR + 3.000%	2,418,692
3,394,703	Sedgwick Claims Management Services, Inc. 7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	3,377,255
1,771,127	Shutterfly, Inc. 9.57%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	882,712
	SRS Distribution, Inc.
1,550,003	8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	1,492,715
696,267	8.16%, 06/02/2028, 1 mo. USD SOFR + 3.500%	670,595
1,620,021	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,615,971
2,009,019	Staples, Inc. 9.44%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	1,877,268
1,919,195	Tecta America Corp. 8.93%, 04/10/2028, 1 mo. USD SOFR + 4.250%	1,876,973
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.8%(14) - (continued)
	United States - 2.2% - (continued)
$ 950,000	U.S. Foods, Inc. 6.57%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	$ 947,093
950,000	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	944,357
1,645,875	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	1,645,464
1,512,122	WW International, Inc. 8.07%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	885,847
		77,653,190
	Total Senior Floating Rate Interests (cost $101,644,673)	$ 98,066,727
U.S. GOVERNMENT AGENCIES - 1.7%
	United States - 1.7%
	FHLMC - 1.3%
14,895,000	1.66%, 07/25/2041(4)(5)	$ 43,318
3,690,853	1.72%, 09/25/2041(4)(5)	28,198
5,047,170	1.87%, 11/25/2047(4)(5)	476,721
6,240,000	1.92%, 03/25/2048(4)(5)	642,254
5,823,080	1.95%, 10/25/2047(4)(5)	582,092
1,479,915	2.02%, 09/25/2046(4)(5)	151,638
2,075,000	2.10%, 08/25/2047(4)(5)	218,823
7,245,592	2.12%, 06/25/2044(4)(5)	429,558
3,742,315	2.31%, 12/25/2045(4)(5)	396,894
1,070,000	2.32%, 01/25/2046(4)(5)	115,008
1,038,099	2.60%, 04/25/2028(4)(5)	111,080
775,000	2.78%, 04/25/2031(4)(5)	126,995
1,725,935	2.79%, 10/25/2055(4)(5)	324,317
3,684,778	3.00%, 05/15/2034(5)	288,152
1,914,872	3.50%, 01/15/2033(5)	208,361
859,323	3.50%, 05/15/2036(5)	99,310
689,151	5.00%, 09/15/2036(5)	120,901
2,227,622	5.31%, 01/25/2042, 1 mo. USD SOFR + 1.000%(1)(2)	2,185,246
2,560,672	5.61%, 02/25/2042, 1 mo. USD SOFR + 1.300%(1)(2)	2,543,351
725,827	6.11%, 07/25/2041, 1 mo. USD SOFR + 1.800%(1)(2)	655,250
1,419,793	6.11%, 01/25/2051, 1 mo. USD SOFR + 1.800%(1)(2)	1,397,655
1,587,571	6.31%, 04/25/2042, 1 mo. USD SOFR + 2.000%(1)(2)	1,592,394
1,207,167	6.31%, 12/25/2050, 1 mo. USD SOFR + 2.000%(1)(2)	1,204,154
406,088	6.46%, 09/25/2042, 1 mo. USD SOFR + 2.150%(1)(2)	409,092
2,074,000	6.61%, 08/25/2033, 1 mo. USD SOFR + 2.300%(1)(2)	2,083,084
859,282	6.61%, 11/25/2051, 1 mo. USD SOFR + 2.300%(1)(2)	819,308
1,410,000	6.66%, 12/25/2041, 1 mo. USD SOFR + 2.350%(1)(2)	1,262,033
1,465,000	6.66%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,413,202
1,703,286	6.81%, 03/25/2052, 1 mo. USD SOFR + 2.500%(1)(2)	1,723,999
1,490,000	7.21%, 04/25/2042, 1 mo. USD SOFR + 2.900%(1)(2)	1,494,869
2,570,000	7.46%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,554,588

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	FHLMC - 1.3% - (continued)
$ 716,321	7.61%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(1)(2)	$ 731,971
1,490,000	7.66%, 05/25/2042, 1 mo. USD SOFR + 3.350%(1)(2)	1,516,758
250,000	7.81%, 03/25/2042, 1 mo. USD SOFR + 3.500%(1)(2)	250,782
1,075,000	7.86%, 08/25/2042, 1 mo. USD SOFR + 3.550%(1)(2)	1,076,170
890,000	8.01%, 09/25/2042, 1 mo. USD SOFR + 3.700%(1)(2)	917,184
1,045,000	8.31%, 07/25/2042, 1 mo. USD SOFR + 4.000%(1)(2)	1,065,839
1,078,245	8.61%, 03/25/2050, 1 mo. USD LIBOR + 4.100%(1)(2)	1,089,670
1,095,000	8.86%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,150,948
2,775,000	9.26%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,945,957
1,525,000	9.31%, 03/25/2052, 1 mo. USD SOFR + 5.000%(1)(2)	1,647,331
1,000,000	9.66%, 10/25/2029, 1 mo. USD LIBOR + 5.150%(2)	1,077,150
1,253,116	9.76%, 09/25/2050, 1 mo. USD LIBOR + 5.250%(1)(2)	1,318,833
610,560	10.26%, 07/25/2050, 1 mo. USD LIBOR + 5.750%(1)(2)	654,062
1,005,000	10.31%, 07/25/2042, 1 mo. USD SOFR + 6.000%(1)(2)	1,015,043
2,545,000	11.06%, 06/25/2042, 1 mo. USD SOFR + 6.750%(1)(2)	2,731,018
		44,890,561
	FNMA - 0.3%
4,209,734	2.50%, 02/25/2051(5)	593,231
2,070,905	3.00%, 01/25/2028(5)	103,523
2,629,030	3.00%, 10/25/2051(5)	409,975
1,779,878	3.50%, 04/25/2028(5)	91,566
1,370,909	4.00%, 01/25/2028(5)	72,939
1,859,337	4.50%, 03/25/2048(5)	333,145
2,235,748	4.50%, 05/25/2049(5)	432,010
1,682,502	5.50%, 08/25/2044(5)	312,478
595,804	5.50%, 06/25/2048(5)	117,335
2,161,297	5.31%, 12/25/2041, 1 mo. USD SOFR + 1.000%(1)(2)	2,135,994
1,818,576	6.21%, 04/25/2042, 1 mo. USD SOFR + 1.900%(1)(2)	1,816,219
875,568	6.31%, 03/25/2042, 1 mo. USD SOFR + 2.000%(1)(2)	877,752
806,000	7.81%, 03/25/2042, 1 mo. USD SOFR + 3.500%(1)(2)	817,075
3,156,000	8.06%, 12/25/2042(1)	3,203,340
		11,316,582
	GNMA - 0.1%
1,826,493	3.50%, 10/20/2029(5)	143,884
1,602,096	3.50%, 01/20/2030(5)	130,270
1,824,109	3.50%, 11/20/2031(5)	150,954
3,420,070	4.00%, 01/16/2040	542,648
515,425	4.00%, 01/16/2046(5)	84,247
140,436	4.50%, 04/20/2045(5)	21,137
239,992	5.00%, 07/16/2044(5)	49,187
726,969	5.00%, 12/16/2045(5)	121,680
1,152,504	5.00%, 07/16/2047(5)	212,067
583,546	5.00%, 09/20/2047(5)	112,669
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.7% - (continued)
	United States - 1.7% - (continued)
	GNMA - 0.1% - (continued)
$ 649,952	5.00%, 11/16/2047(5)	$ 117,591
1,306,495	5.00%, 06/20/2048(5)	222,010
2,568,350	5.50%, 11/16/2046(5)	502,472
491,598	5.50%, 02/20/2047(5)	77,654
794,231	5.88%, 07/20/2039(4)(5)	85,370
1,005,683	6.00%, 09/20/2045(5)	203,334
		2,777,174
	Student Loan Trust - 0.0%
1,086,952	SLM Student Loan Trust 5.57%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,052,532
522,514	SLC Student Loan Trust 5.67%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	508,525
		1,561,057
	Total U.S. Government Agencies (cost $62,432,426)	$ 60,545,374
U.S. GOVERNMENT SECURITIES - 4.4%
	United States - 4.4%
	U.S. Treasury Bonds - 0.4%
17,399,000	3.00%, 02/15/2047(17)(18)	$ 15,198,978
	U.S. Treasury Notes - 4.0%
91,308,100	0.38%, 08/15/2024(18)	85,765,413
59,915,000	2.25%, 02/15/2027(17)(18)	56,619,675
		142,385,088
	Total U.S. Government Securities (cost $174,019,197)	$ 157,584,066
COMMON STOCKS - 0.0%
	United States - 0.0%
2,269	Foresight Energy LLC*	$ 23,830
	Total Common Stocks (cost $9,486)	$ 23,830
ESCROWS - 0.1%(19)
	Spain - 0.1%
2,150,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)	$ 1,979,923
	Total Escrows (cost $2,512,598)	$ 1,979,923
	Total Long-Term Investments (cost $2,789,148,763)	$ 2,739,671,485
SHORT-TERM INVESTMENTS - 22.5%
	Commercial Paper - 0.4%
8,475,000	Dominion Energy, Inc. 5.13%, 05/15/2023	$ 8,352,791
6,975,000	Ovintiv, Inc. 5.45%, 03/21/2023	6,924,315
		15,277,106

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 22.5% - (continued)
	Repurchase Agreements - 0.5%
$ 18,955,110	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $18,957,364; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $19,334,285		$ 18,955,110
	Securities Lending Collateral - 0.1%
540,744	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(20)		540,744
1,131,513	HSBC US Government Money Market Fund, 4.22%(20)		1,131,513
1,047,429	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(20)		1,047,429
509,941	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(20)		509,941
			3,229,627
	U.S. Treasury Securities - 21.5%
	U.S. Treasury Bills - 21.5%
73,784,000	4.44%, 07/13/2023(13)		72,266,632
110,060,000	4.45%, 04/18/2023(13)(18)		109,009,493
37,067,000	4.53%, 06/15/2023(13)		36,444,633
107,728,000	4.56%, 04/18/2023(13)(18)		106,699,751
20,486,000	4.56%, 06/01/2023(13)		20,173,998
89,500,000	4.68%, 05/09/2023(13)		88,404,503
53,710,000	4.68%, 05/09/2023(13)		53,052,579
215,098,000	4.70%, 05/09/2023(13)		212,465,160
65,698,000	4.71%, 07/13/2023(13)		64,346,921
			762,863,670
	Total Short-Term Investments (cost $800,386,201)		$ 800,325,513
	Total Investments Excluding Purchased Options (cost $3,589,534,964)	99.6%	$ 3,539,996,998
	Total Purchased Options (cost $3,381,061)	0.1%	$ 2,695,151
	Total Investments (cost $3,592,916,025)	99.7%	$ 3,542,692,149
	Other Assets and Liabilities	0.3%	9,373,760
	Total Net Assets	100.0%	$ 3,552,065,909
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $641,871,073, representing 18.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $517,309,413, representing 14.6% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Security is a zero-coupon bond.
(12)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(13)	The rate shown represents current yield to maturity.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2023, the aggregate value of the unfunded commitment was $142,903, which represents to 0.0% of total net assets.

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $26,094,969.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2023, the market value of securities pledged was $59,905,587.
(19)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(20)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2023
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call GBP vs. Put USD	DEUT	1.42	GBP	05/04/2023	2,210,000	GBP	2,210,000	$ 25,088	$ 186,737	$ (161,649)
Put
Call JPY vs. Put USD	DEUT	112.00	USD	02/23/2023	4,136,000	USD	4,136,000	$ 3,329	$ 144,759	$ (141,430)
Total purchased OTC option contracts								$ 28,417	$ 331,496	$ (303,079)

OTC Swaptions Outstanding at January 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
1Y Mid-Curve 3M SOFR*	GSC	95.00%	Pay	06/16/2023	USD	6,553	$ 245,737	$ 285,940	$ (40,203)
1Y Mid-Curve 3M SOFR*	GSC	96.00%	Pay	06/16/2023	USD	6,553	2,252,594	2,462,491	(209,897)
ITRAXX-EUROPE.S38.V1*	BNP	100.00%	Pay	03/15/2023	EUR	217,560,000	168,403	301,134	(132,731)
							$ 2,666,734	$ 3,049,565	$ (382,831)
Written swaptions:
Put
1Y Mid-Curve 3M SOFR*	GSC	95.50%	Pay	06/16/2023	USD	(13,106)	$ (1,556,338)	$ (1,635,370)	$ 79,032

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	30	03/15/2023	$ 2,550,071	$ (11,457)
Canadian 5-Year Bond Future	149	03/22/2023	12,667,603	(41,783)
Canadian 10-Year Bond Future	44	03/22/2023	4,175,296	(13,298)
Euro-BUND Future	56	03/08/2023	8,329,659	(99,920)
Long Gilt Future	26	03/29/2023	3,349,973	(5,974)
U.S. Treasury 10-Year Note Future	4,649	03/22/2023	532,383,140	(2,390,236)
U.S. Treasury 10-Year Ultra Future	246	03/22/2023	29,815,969	97,842
U.S. Treasury Ultra Bond Future	983	03/22/2023	139,340,250	(981,247)
Total				$ (3,446,073)
Short position contracts:
Euro BUXL 30-Year Bond Future	310	03/08/2023	$ 48,530,390	$ 2,517,194
Euro-BOBL Future	1,201	03/08/2023	153,154,801	600,981
Euro-BTP Future	579	03/08/2023	71,833,979	1,312,979
Euro-Schatz Future	119	03/08/2023	13,680,325	99,978
French Government Bond Future	101	03/08/2023	14,441,183	27,083
Japan 10-Year Bond Future	43	03/13/2023	48,416,087	601,697
255

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Futures Contracts Outstanding at January 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 2-Year Note Future	2,837	03/31/2023	$ 583,424,619	$ 148,371
U.S. Treasury 5-Year Note Future	2,065	03/31/2023	225,585,118	418,477
U.S. Treasury Long Bond Future	38	03/22/2023	4,935,250	7,618
Total				$ 5,734,378
Total futures contracts				$ 2,288,305

OTC Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.14	ICE	USD	875,000	3.00%	12/16/2072	Monthly	$ —	$ (146,069)	$ (151,935)	$ (5,866)
Total OTC credit default swap contracts							$ —	$ (146,069)	$ (151,935)	$ (5,866)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2023
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ 5,471	$ 5,471
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	24,001	24,001
Total OTC interest rate swap contracts							$ —	$ —	$ 29,472	$ 29,472

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	18,300,000	(5.00%)	12/20/2027	Quarterly	$ (426,433)	$ (600,649)	$ (174,216)
CDX.NA.HY.38.V2	USD	7,669,530	(5.00%)	06/20/2027	Quarterly	68,440	(343,484)	(411,924)
CDX.NA.IG.39.V1	USD	74,520,000	(1.00%)	12/20/2027	Quarterly	(858,749)	(1,010,824)	(152,075)
ITRAXX-FINSUBS.38.V1	EUR	32,380,000	(1.00%)	12/20/2027	Quarterly	1,920,600	825,693	(1,094,907)
Total						$ 703,858	$ (1,129,264)	$ (1,833,122)
Sell protection:
ITRAXX-FINSUBS.38.V1	EUR	56,630,000	1.00%	12/20/2027	Quarterly	$ (750,263)	$ 387,187	$ 1,137,450
Credit default swaps on single-name issues:
Buy protection:
Bouygues S.A.	EUR	9,790,000	(1.00%)	06/20/2027	Quarterly	$ (195,984)	$ (227,147)	$ (31,163)
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 910,367	$ 784,967	$ (125,400)
Total						$ 714,383	$ 557,820	$ (156,563)
Total centrally cleared credit default swap contracts						$ 667,978	$ (184,257)	$ (852,235)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	1 Mo. CNRR	CNY	52,295,000	03/15/2028	Quarterly	$ —	$ (25,252)	$ 13,031	$ 38,283
12 Mo. CHF SARON	1.09% Fixed	CHF	3,159,500	06/16/2052	Annual	—	(361,301)	(313,206)	48,095
12 Mo. JPY TONAR	0.47% Fixed	JPY	2,468,880,000	06/18/2028	Annual	3,616	—	(117,974)	(121,590)
12 Mo. JPY TONAR	0.69% Fixed	JPY	753,328,000	06/21/2033	Annual	20,307	—	(124,811)	(145,118)
12 Mo. SONIA	4.31% Fixed	GBP	419,159,000	12/21/2024	Annual	—	(138,457)	2,687,924	2,826,381
12 Mo. SONIA	3.63% Fixed	GBP	11,581,000	06/21/2028	Annual	7,351	—	67,614	60,263
3.22% Fixed	12 Mo. SONIA	GBP	5,501,000	06/21/2033	Annual	—	(8,266)	69,631	77,897
12 Mo. USD SOFR	4.81% Fixed	USD	36,329,000	03/15/2024	At Maturity	—	(7,699)	(7,702)	(3)
12 Mo. USD SOFR	3.72% Fixed	USD	518,194,000	03/20/2026	Annual	—	(1,091,247)	5,388,440	6,479,687
12 Mo. USD SOFR	3.60% Fixed	USD	36,400,000	03/20/2026	Annual	—	—	297,211	297,211
12 Mo. USD SOFR	3.59% Fixed	USD	36,400,000	03/20/2026	Annual	—	—	289,721	289,721
12 Mo. USD SOFR	3.48% Fixed	USD	45,508,000	03/20/2026	Annual	—	—	272,609	272,609
12 Mo. USD SOFR	3.49% Fixed	USD	27,300,000	03/20/2026	Annual	—	—	170,703	170,703
12 Mo. USD SOFR	3.51% Fixed	USD	18,200,000	03/20/2026	Annual	—	—	120,063	120,063
12 Mo. USD SOFR	3.49% Fixed	USD	18,200,000	03/20/2026	Annual	—	—	111,457	111,457
2.84% Fixed	12 Mo. USD SOFR	USD	21,424,000	06/18/2028	Annual	—	(34,007)	(6,556)	27,451
3.19% Fixed	12 Mo. USD SOFR	USD	27,113,000	06/21/2028	Annual	50,539	—	98,405	47,866
2.03% Fixed	12 Mo. USD SOFR	USD	39,561,000	06/16/2032	Annual	632,141	—	1,462,446	830,305
3.09% Fixed	12 Mo. USD SOFR	USD	5,823,000	03/15/2033	Annual	48,320	—	52,681	4,361
12 Mo. USD SOFR	3.03% Fixed	USD	15,641,000	06/21/2033	Annual	17,397	—	16,476	(921)
3.42% Fixed	12 Mo. USD SOFR	USD	4,195,000	03/20/2034	Annual	—	—	(142,518)	(142,518)
3.42% Fixed	12 Mo. USD SOFR	USD	4,195,000	03/20/2034	Annual	—	—	(142,576)	(142,576)
3.42% Fixed	12 Mo. USD SOFR	USD	6,290,000	03/20/2034	Annual	—	—	(213,697)	(213,697)
3.37% Fixed	12 Mo. USD SOFR	USD	10,484,000	03/20/2034	Annual	—	—	(313,362)	(313,362)
3.49% Fixed	12 Mo. USD SOFR	USD	8,390,000	03/20/2034	Annual	—	—	(333,206)	(333,206)
3.50% Fixed	12 Mo. USD SOFR	USD	8,390,000	03/20/2034	Annual	—	—	(337,325)	(337,325)
3.47% Fixed	12 Mo. USD SOFR	USD	118,934,000	03/20/2034	Annual	600,696	—	(4,504,467)	(5,105,163)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(151,951)	(653,673)	(501,722)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	59,912	59,912
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	20,259	20,259
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(538)	(538)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(1,029)	(1,029)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(5,883)	(5,883)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(6,942)	(6,942)
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	167,615	—	668,776	501,161
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	24,460	24,460
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	14,844	14,844
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	10,150	10,150
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	8,555	8,555
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	(9,327)	(9,327)
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	(40,530)	(40,530)
3 Mo. AUD BBSW	3.50% Fixed	AUD	27,064,000	09/18/2027	Quarterly	3,489	—	(43,326)	(46,815)
2.56% Fixed	3 Mo. CAD CDOR	CAD	26,834,000	03/19/2027	Semi-Annual	—	(308)	56,663	56,971
2.22% Fixed	3 Mo. CAD CDOR	CAD	24,398,000	06/19/2027	Semi-Annual	341,158	—	310,393	(30,765)
3.34% Fixed	3 Mo. CAD CDOR	CAD	35,781,000	06/21/2028	Semi-Annual	—	(267,370)	(181,137)	86,233
3 Mo. CAD CDOR	3.50% Fixed	CAD	19,637,000	12/15/2032	Semi-Annual	72,527	—	100,253	27,726
3.38% Fixed	3 Mo. CAD CDOR	CAD	8,808,000	06/21/2033	Semi-Annual	—	(111,000)	(44,656)	66,344
4.44% Fixed	3 Mo. HKD HIBOR	HKD	279,771,000	03/15/2024	Quarterly	13,892	—	13,879	(13)
3 Mo. NZD NZDBBR	3.59% Fixed	NZD	66,015,000	06/15/2027	Semi-Annual	—	(820,011)	(1,386,269)	(566,258)
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	60,160,000	12/21/2027	Quarterly	—	—	(229,098)	(229,098)
3 Mo. NZD NZDBBR	4.29% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	—	—	0	—
3 Mo. NZD NZDBBR	4.32% Fixed	NZD	6,235,000	03/15/2028	Semi-annual	—	—	0	—
3 Mo. NZD NZDBBR	4.26% Fixed	NZD	3,355,000	03/15/2028	Semi-annual	—	—	(5,334)	(5,334)
4.34% Fixed	3 Mo. NZD NZDBBR	NZD	18,626,000	03/15/2028	Semi-Annual	—	—	(10,022)	(10,022)
4.09% Fixed	3 Mo. NZD NZDBBR	NZD	22,529,000	03/15/2028	Semi-Annual	266,246	—	145,669	(120,577)
3 Mo. NZD NZDBBR	4.25% Fixed	NZD	62,010,000	03/15/2028	Quarterly	88,144	—	(123,453)	(211,597)
4.34% Fixed	3 Mo. NZD NZDBBR	NZD	33,986,000	03/19/2028	Semi-Annual	32,550	—	(280,598)	(313,148)
4.27% Fixed	3 Mo. NZD NZDBBR	NZD	10,148,000	03/15/2033	Semi-Annual	—	—	4,341	4,341
3 Mo. NZD NZDBBR	4.19% Fixed	NZD	25,240,000	03/15/2033	Quarterly	—	—	(25,757)	(25,757)
3 Mo. SEK STIBOR	2.44% Fixed	SEK	203,036,000	03/19/2027	Quarterly	—	(16,950)	(30,527)	(13,577)
3 Mo. SEK STIBOR	2.79% Fixed	SEK	601,966,000	03/15/2028	Annually	—	—	12,166	12,166
2.50% Fixed	3 Mo. SEK STIBOR	SEK	208,048,000	06/18/2028	Annual	19,652	—	17,807	(1,845)
3 Mo. SEK STIBOR	2.69% Fixed	SEK	141,097,000	06/21/2028	Quarterly	12,721	—	(35,166)	(47,887)
3 Mo. SEK STIBOR	2.88% Fixed	SEK	60,394,000	03/15/2033	Quarterly	—	(16,986)	77,337	94,323
257

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. SEK STIBOR	2.59% Fixed	SEK	91,002,000	03/15/2033	Quarterly	$ 1,121	$ —	$ (21,846)	$ (22,967)
6 Mo. AUD BBSW	3.78% Fixed	AUD	18,954,000	06/21/2028	Semi-Annual	17,517	—	(36,955)	(54,472)
6 Mo. AUD BBSW	3.28% Fixed	AUD	56,535,000	06/16/2032	Semi-Annual	—	(678,179)	(1,677,749)	(999,570)
6 Mo. AUD BBSW	4.22% Fixed	AUD	22,748,000	12/15/2032	Semi-Annual	—	(134,851)	(135,328)	(477)
6 Mo. AUD BBSW	3.97% Fixed	AUD	9,770,000	06/21/2033	Semi-Annual	13,958	—	(92,218)	(106,176)
1.97% Fixed	6 Mo. EUR EURIBOR	EUR	50,088,800	06/19/2026	Annual	457,501	—	863,242	405,741
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	37,509,000	03/15/2028	Semi-Annual	—	(51,531)	(10,345)	41,186
6 Mo. EUR EURIBOR	2.41% Fixed	EUR	19,195,000	06/18/2028	Semi-Annual	23,119	—	(147,956)	(171,075)
6 Mo. EUR EURIBOR	2.59% Fixed	EUR	12,472,000	06/21/2028	Semi-Annual	23,997	—	(202,962)	(226,959)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	30,516,400	09/16/2031	Annual	280,997	—	(3,068,923)	(3,349,920)
1.13% Fixed	6 Mo. EUR EURIBOR	EUR	14,459,000	06/15/2032	Annual	646,681	—	2,161,079	1,514,398
6 Mo. EUR EURIBOR	2.38% Fixed	EUR	44,062,300	06/16/2032	Annual	—	(766,705)	(763,583)	3,122
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	431,740	—	(847,727)	(1,279,467)
6 Mo. EUR EURIBOR	2.56% Fixed	EUR	5,937,000	06/21/2033	Semi-Annual	15,381	—	(171,367)	(186,748)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	45,512,400	12/17/2033	Semi-Annual	—	(130,592)	(155,844)	(25,252)
2.63% Fixed	6 Mo. EUR EURIBOR	EUR	48,348,000	12/21/2035	Annual	96,042	—	183,793	87,751
6 Mo. EUR EURIBOR	1.28% Fixed	EUR	20,125,000	06/15/2037	Annual	—	(1,225,539)	(3,962,100)	(2,736,561)
6 Mo. EUR EURIBOR	2.09% Fixed	EUR	7,124,000	08/15/2048	Semi-Annual	—	(20,488)	(570,623)	(550,135)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(300,133)	1,183,983	1,484,116
1.00% Fixed	6 Mo. EUR EURIBOR	EUR	5,692,000	06/15/2052	Annual	524,762	—	1,715,574	1,190,812
0.94% Fixed	6 Mo. EUR EURIBOR	EUR	4,342,500	06/16/2052	Annual	491,668	—	640,853	149,185
1.03% Fixed	6 Mo. EUR EURIBOR	EUR	12,025,000	06/17/2052	Annual	562,244	—	768,473	206,229
1.34% Fixed	6 Mo. EUR EURIBOR	EUR	9,436,950	12/16/2052	Annual	—	(64,360)	277,541	341,901
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(90,136)	1,974,085	2,064,221
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,738)	213,650	232,388
3.53% Fixed	6 Mo. NOK NIBOR	NOK	244,310,000	03/15/2028	Annual	15,335	—	(571,836)	(587,171)
6 Mo. NOK NIBOR	2.66% Fixed	NOK	198,116,000	06/18/2028	Semi-Annual	—	(28,921)	(82,766)	(53,845)
2.91% Fixed	6 Mo. NOK NIBOR	NOK	86,580,000	03/15/2033	Annual	20,298	—	51,757	31,459
Total centrally cleared interest rate swaps contracts						$ 6,020,722	$ (6,560,978)	$ 507,113	$ 1,047,369

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
141,025,000	AUD	95,225,016	USD	TDB	02/06/2023	$ 4,343,198
319,568,000	AUD	223,722,443	USD	MSC	02/06/2023	1,902,908
36,265,000	AUD	24,657,320	USD	GSC	02/06/2023	946,943
57,130,000	AUD	39,779,181	USD	JPM	02/06/2023	556,448
61,330,000	AUD	43,086,360	USD	UBS	02/06/2023	214,605
23,640,000	AUD	16,502,128	USD	BNP	02/06/2023	188,477
5,205,000	AUD	3,555,799	USD	CBK	02/06/2023	119,099
10,180,000	AUD	7,143,051	USD	BCLY	02/06/2023	44,358
10,180,000	AUD	7,170,232	USD	BOA	02/06/2023	17,177
158,733,000	AUD	111,280,723	USD	MSC	03/07/2023	918,557
12,158,000	AUD	8,663,991	USD	BNP	03/07/2023	(70,196)
31,345,000	BRL	6,035,022	USD	MSC	02/02/2023	137,006
25,950,000	BRL	4,975,077	USD	CBK	02/02/2023	134,642
57,295,000	BRL	11,236,076	USD	CBK	03/02/2023	(10,406)
154,690,000	CAD	114,607,981	USD	UBS	02/06/2023	1,655,882
105,040,000	CAD	77,676,331	USD	JPM	02/06/2023	1,270,958
47,465,000	CAD	35,084,516	USD	SSG	02/06/2023	589,828
47,465,000	CAD	35,100,472	USD	MSC	02/06/2023	573,871
66,825,000	CAD	49,755,125	USD	GSC	02/06/2023	470,053
29,805,000	CAD	22,117,303	USD	BOA	02/06/2023	283,916
23,150,000	CAD	17,211,896	USD	CBK	02/06/2023	187,473
33,227,000	CAD	24,792,451	USD	DEUT	02/06/2023	180,716
9,640,000	CAD	7,157,574	USD	RBC	02/06/2023	87,779
9,520,000	CAD	7,122,870	USD	TDB	02/06/2023	32,292
9,500,000	CAD	7,135,035	USD	BNP	02/06/2023	5,095
133,615,000	CAD	99,361,141	USD	CBK	03/07/2023	1,084,851
18,955,000	CAD	14,127,368	USD	GSC	03/07/2023	122,184
9,475,000	CAD	7,044,191	USD	RBC	03/07/2023	78,706
9,250,000	CAD	6,941,330	USD	BOA	03/07/2023	12,420
258

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
191,640,000	CHF	207,254,861	USD	UBS	02/06/2023	$ 2,208,694
39,415,000	CHF	42,538,268	USD	CBK	02/06/2023	542,539
13,170,000	CHF	14,302,295	USD	GSC	02/06/2023	92,585
6,595,000	CHF	7,134,743	USD	BOA	02/06/2023	73,627
34,730,000	CHF	37,920,320	USD	SSG	02/06/2023	39,758
20,000	CHF	21,631	USD	UBS	03/07/2023	299
13,154,150,000	CLP	16,219,667	USD	MSC	02/06/2023	289,100
74,193,000	CNH	10,889,855	USD	GSC	02/06/2023	97,527
14,473,000	CNH	2,146,533	USD	MSC	02/06/2023	(3,199)
11,940,000	CNH	1,772,592	USD	JPM	02/06/2023	(4,375)
61,912,000	CNH	9,178,675	USD	MSC	03/07/2023	6,723
24,149,000	CNH	3,586,929	USD	BOA	04/28/2023	7,672
23,411,910,000	COP	4,847,786	USD	BNP	02/06/2023	160,336
23,411,910,000	COP	4,977,445	USD	MSC	03/07/2023	1,316
150,450,000	CZK	6,749,271	USD	CBK	02/06/2023	127,076
167,379,000	CZK	7,601,226	USD	TDB	02/06/2023	48,864
43,290,000	CZK	1,951,178	USD	MSC	02/06/2023	27,400
751,889,000	DKK	109,431,298	USD	BCLY	02/06/2023	497,700
53,626,000	EUR	57,097,460	USD	TDB	02/06/2023	1,227,388
96,239,000	EUR	104,051,826	USD	JPM	02/06/2023	619,882
23,106,000	EUR	24,930,706	USD	CBK	02/06/2023	199,901
35,841,000	EUR	38,883,738	USD	GSC	02/06/2023	97,743
18,777,000	EUR	20,336,801	USD	UBS	02/06/2023	85,488
8,574,000	EUR	9,253,519	USD	BCLY	02/06/2023	71,757
9,227,000	EUR	9,972,758	USD	MSC	02/06/2023	62,736
13,220,000	EUR	14,317,075	USD	SSG	02/06/2023	61,296
51,353,000	EUR	55,802,338	USD	BNP	02/06/2023	50,343
28,207,000	EUR	30,698,126	USD	BOA	02/06/2023	(19,556)
77,193,000	EUR	83,549,033	USD	MSC	02/28/2023	523,663
13,070,000	EUR	14,200,366	USD	JPM	02/28/2023	34,476
6,535,000	EUR	7,089,446	USD	BCLY	02/28/2023	27,975
86,000	EUR	93,709	USD	SSG	02/28/2023	(45)
8,715,000	GBP	10,400,445	USD	BNP	02/06/2023	345,221
39,430,000	GBP	48,468,335	USD	GSC	02/06/2023	149,176
14,300,000	GBP	17,612,149	USD	JPM	02/06/2023	19,866
16,754,000	GBP	20,653,885	USD	BCLY	02/06/2023	3,933
18,000	GBP	21,709	USD	TDB	02/06/2023	486
2,876,000	GBP	3,559,159	USD	SSG	02/06/2023	(13,028)
5,738,000	GBP	7,076,142	USD	GSC	03/07/2023	3,486
10,000	GBP	12,320	USD	BCLY	03/07/2023	18
4,427,245,000	HUF	11,712,288	USD	MSC	02/06/2023	566,161
3,581,445,000	HUF	9,849,959	USD	MSC	03/07/2023	(14,842)
32,784,000,000	IDR	2,157,552	USD	DEUT	02/06/2023	29,162
26,983,000,000	IDR	1,794,082	USD	MSC	02/06/2023	5,701
33,484,500,000	IDR	2,232,300	USD	JPM	03/07/2023	(26)
51,968,000	ILS	15,062,855	USD	BNP	02/06/2023	(5,222)
9,840,000	ILS	2,868,596	USD	CBK	02/06/2023	(17,474)
546,420,000	INR	6,591,593	USD	BNP	02/06/2023	75,942
468,833,000	INR	5,702,177	USD	CBK	02/06/2023	18,625
115,747,000	INR	1,406,489	USD	MSC	02/06/2023	5,881
248,470,000	INR	3,037,902	USD	JPM	02/06/2023	(6,017)
261,030,000	INR	3,196,155	USD	SCB	02/06/2023	(11,011)
1,640,500,000	INR	20,019,770	USD	JPM	03/08/2023	(36,924)
45,679,410,000	JPY	350,626,365	USD	MSC	02/06/2023	594,044
9,714,500,000	JPY	74,473,984	USD	JPM	02/06/2023	218,982
918,000,000	JPY	7,051,991	USD	BOA	02/06/2023	6,338
3,232,200,000	JPY	24,867,540	USD	CBK	02/06/2023	(15,760)
273,600,000	JPY	2,125,714	USD	SSG	02/06/2023	(22,055)
1,383,900,000	JPY	10,664,234	USD	UBS	02/06/2023	(23,687)
7,865,300,000	JPY	60,687,004	USD	BNP	02/06/2023	(212,188)
9,749,200,000	JPY	75,562,513	USD	BCLY	02/06/2023	(602,746)
5,517,100,000	JPY	43,061,395	USD	GSC	02/06/2023	(641,450)
25,908,010,000	JPY	199,720,247	USD	MSC	03/07/2023	286,763
17,666,050,000	KRW	14,295,234	USD	JPM	02/06/2023	49,615
26,439,440,000	KRW	21,419,436	USD	BCLY	02/06/2023	49,412
259

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
429,910,881,000	KRW	349,041,042	USD	BNP	02/06/2023	$ 46,984
8,792,670,000	KRW	7,118,418	USD	BOA	02/06/2023	21,238
2,206,910,000	KRW	1,774,471	USD	GSC	02/06/2023	17,542
17,438,090,000	KRW	14,147,404	USD	BNP	03/07/2023	27,735
11,125,750,000	KRW	9,018,247	USD	MSC	03/07/2023	25,693
8,719,040,000	KRW	7,074,272	USD	BCLY	03/07/2023	13,293
1,846,673,000	MXN	95,022,306	USD	DEUT	02/03/2023	2,995,018
60,310,000	MXN	3,204,484	USD	CBK	02/03/2023	(3,363)
1,680,013,000	MXN	88,663,929	USD	UBS	03/07/2023	(10,052)
996,008,000	NOK	98,953,953	USD	UBS	02/06/2023	858,401
77,780,000	NOK	7,780,716	USD	BCLY	02/06/2023	13,804
120,330,000	NOK	12,073,018	USD	BOA	02/06/2023	(14,459)
195,362,000	NOK	19,595,183	USD	CBK	02/06/2023	(17,487)
106,110,000	NOK	10,655,815	USD	JPM	02/06/2023	(22,278)
69,750,000	NOK	7,081,949	USD	SSG	02/06/2023	(92,134)
70,160,000	NOK	7,138,061	USD	BNP	02/06/2023	(107,159)
84,211,000	NOK	8,366,691	USD	UBS	03/07/2023	83,822
70,580,000	NOK	7,032,294	USD	JPM	03/07/2023	50,359
63,530,000	NOK	6,344,372	USD	BOA	03/07/2023	30,818
58,190,000	NOK	5,833,216	USD	CBK	03/07/2023	6,109
84,690,000	NZD	53,648,616	USD	UBS	02/03/2023	1,096,985
44,805,000	NZD	28,347,844	USD	BOA	02/03/2023	615,158
33,520,000	NZD	21,409,373	USD	GSC	02/03/2023	258,742
43,805,000	NZD	28,083,291	USD	JPM	02/03/2023	233,290
11,235,000	NZD	7,091,397	USD	SSG	02/03/2023	171,170
44,210,000	NZD	28,678,452	USD	MSC	02/03/2023	(100,072)
2,855,000	NZD	1,835,799	USD	TDB	03/07/2023	10,292
4,706,000	NZD	3,043,711	USD	MSC	03/07/2023	(731)
5,039,000	NZD	3,260,804	USD	SSG	03/07/2023	(2,501)
774,000	PEN	201,196	USD	CBK	02/06/2023	(3)
10,896,000	PEN	2,837,131	USD	UBS	02/06/2023	(4,836)
158,240,000	PHP	2,829,757	USD	CBK	02/06/2023	66,680
158,240,000	PHP	2,887,591	USD	MSC	03/07/2023	7,995
112,166,000	PLN	25,475,887	USD	BNP	02/06/2023	408,193
50,409,000	PLN	11,569,658	USD	MSC	02/06/2023	63,017
5,760,000	PLN	1,319,089	USD	MSC	03/07/2023	7,097
248,480,000	SEK	23,543,337	USD	CBK	02/06/2023	226,383
11,110,000	SEK	1,079,364	USD	GSC	02/06/2023	(16,576)
27,870,000	SEK	2,685,049	USD	UBS	02/06/2023	(18,991)
170,110,000	SEK	16,294,685	USD	BCLY	02/06/2023	(21,877)
14,600,000	SEK	1,418,656	USD	SSG	02/06/2023	(22,013)
145,930,000	SEK	14,142,313	USD	MSC	02/06/2023	(182,576)
2,723,815,000	SEK	261,230,018	USD	JPM	02/06/2023	(668,517)
696,400,000	SEK	67,731,501	USD	BOA	02/06/2023	(1,113,531)
36,840,000	SEK	3,519,953	USD	BCLY	03/07/2023	9,779
913,152,000	SEK	87,508,577	USD	JPM	03/07/2023	(17,211)
8,031,000	SGD	6,098,876	USD	BCLY	02/06/2023	14,597
3,730,000	SGD	2,838,520	USD	JPM	03/07/2023	2,686
391,663,000	THB	11,616,979	USD	BCLY	02/06/2023	255,786
391,663,000	THB	11,931,851	USD	BCLY	03/07/2023	(23,345)
110,940,000	THB	3,406,725	USD	SCB	03/07/2023	(33,597)
6,968,000	TRY	360,523	USD	JPM	02/06/2023	9,133
6,968,000	TRY	363,627	USD	JPM	03/07/2023	298
217,916,000	TWD	7,125,629	USD	MSC	02/06/2023	136,543
136,571,000	TWD	4,568,203	USD	BNP	03/07/2023	(2,907)
107,895,000	TWD	3,615,784	USD	DEUT	03/07/2023	(9,069)
143,720,000	ZAR	8,353,545	USD	GSC	02/06/2023	(98,214)
813,584,000	ZAR	47,543,864	USD	MSC	02/06/2023	(811,293)
267,004,000	ZAR	15,275,265	USD	MSC	03/07/2023	22,212
14,281,474	USD	20,235,000	AUD	BOA	02/06/2023	(5,091)
7,779,747	USD	11,270,000	AUD	SSG	02/06/2023	(177,238)
15,629,398	USD	22,455,000	AUD	BCLY	02/06/2023	(224,559)
14,200,238	USD	20,520,000	AUD	GSC	02/06/2023	(287,546)
14,432,017	USD	20,904,000	AUD	NWM	02/06/2023	(326,884)
16,198,613	USD	23,458,000	AUD	CBK	02/06/2023	(363,495)
260

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
42,849,833	USD	62,415,000	AUD	JPM	02/06/2023	$ (1,217,177)
128,189,495	USD	183,290,000	AUD	MSC	02/06/2023	(1,219,176)
51,303,954	USD	74,923,000	AUD	UBS	02/06/2023	(1,594,108)
151,963,662	USD	225,053,000	AUD	TDB	02/06/2023	(6,931,039)
7,314,091	USD	10,290,000	AUD	BOA	03/07/2023	40,678
4,943,839	USD	7,025,000	AUD	BNP	03/07/2023	(21,732)
9,312,211	USD	13,227,000	AUD	CBK	03/07/2023	(37,199)
171,620,411	USD	244,961,000	AUD	MSC	03/07/2023	(1,528,511)
1,957,137	USD	2,620,000	CAD	SSG	02/06/2023	(12,036)
2,476,760	USD	3,320,000	CAD	RBC	02/06/2023	(18,528)
7,115,934	USD	9,530,000	CAD	BNP	02/06/2023	(46,744)
21,296,119	USD	28,575,000	CAD	BCLY	02/06/2023	(180,640)
24,866,026	USD	33,425,000	CAD	TDB	02/06/2023	(255,958)
35,450,875	USD	47,585,000	CAD	BOA	02/06/2023	(313,660)
45,567,210	USD	61,195,000	CAD	JPM	02/06/2023	(426,500)
53,294,868	USD	71,515,000	CAD	GSC	02/06/2023	(455,278)
102,902,715	USD	138,370,000	CAD	CBK	02/06/2023	(1,095,156)
103,242,379	USD	140,192,000	CAD	UBS	02/06/2023	(2,124,895)
7,107,281	USD	9,475,000	CAD	GSC	03/07/2023	(15,616)
17,215,211	USD	23,150,000	CAD	CBK	03/07/2023	(187,960)
7,120,997	USD	6,515,000	CHF	BCLY	02/06/2023	67
15,284,653	USD	13,995,000	CHF	SSG	02/06/2023	(11,958)
7,132,931	USD	6,565,000	CHF	MSC	02/06/2023	(42,649)
10,694,667	USD	9,890,000	CHF	GSC	02/06/2023	(115,157)
17,781,684	USD	16,470,000	CHF	BNP	02/06/2023	(220,115)
43,496,163	USD	40,110,000	CHF	UBS	02/06/2023	(344,283)
120,210,843	USD	111,220,000	CHF	CBK	02/06/2023	(1,353,217)
86,656,700	USD	80,785,000	CHF	JPM	02/06/2023	(1,641,742)
50,627,682	USD	46,810,000	CHF	UBS	03/07/2023	(699,108)
3,392,631	USD	2,915,627,000	CLP	CBK	02/06/2023	(266,549)
4,361,215	USD	3,748,900,000	CLP	BOA	02/06/2023	(343,743)
7,555,914	USD	6,489,623,000	CLP	UBS	02/06/2023	(588,716)
16,142,042	USD	13,154,150,000	CLP	MSC	03/07/2023	(290,806)
1,787,121	USD	12,067,000	CNH	GSC	02/06/2023	96
1,776,639	USD	12,002,000	CNH	UBS	02/06/2023	(760)
9,162,646	USD	61,912,000	CNH	MSC	02/06/2023	(6,019)
2,128,431	USD	14,625,000	CNH	BNP	02/06/2023	(37,413)
3,639,638	USD	24,149,000	CNH	BOA	01/24/2024	(7,482)
5,006,824	USD	23,411,910,000	COP	MSC	02/06/2023	(1,297)
7,586,224	USD	169,980,000	CZK	CBK	02/06/2023	(182,746)
8,408,090	USD	191,139,000	CZK	BNP	02/06/2023	(327,956)
7,587,753	USD	167,379,000	CZK	TDB	03/07/2023	(48,977)
89,084,998	USD	609,671,000	DKK	MSC	02/06/2023	(51,194)
20,555,322	USD	142,218,000	DKK	BCLY	02/06/2023	(237,484)
53,499,134	USD	365,394,000	DKK	SSG	03/07/2023	(34,412)
109,656,824	USD	751,889,000	DKK	BCLY	03/07/2023	(501,756)
5,734,057	USD	5,271,000	EUR	BCLY	02/06/2023	1,199
19,813,770	USD	18,231,000	EUR	CBK	02/06/2023	(14,678)
8,910,900	USD	8,219,000	EUR	DEUT	02/06/2023	(28,270)
13,102,102	USD	12,211,000	EUR	UBS	02/06/2023	(178,857)
25,377,045	USD	23,525,000	EUR	GSC	02/06/2023	(209,275)
10,894,750	USD	10,244,000	EUR	TDB	02/06/2023	(246,856)
14,165,586	USD	13,265,000	EUR	BNP	02/06/2023	(261,727)
27,049,568	USD	25,191,000	EUR	BOA	02/06/2023	(348,732)
75,602,211	USD	69,855,000	EUR	JPM	02/06/2023	(373,665)
100,536,815	USD	92,980,000	EUR	MSC	02/06/2023	(590,331)
63,382,964	USD	59,178,000	EUR	SSG	02/06/2023	(980,364)
64,224,655	USD	58,754,064	EUR	TDB	02/28/2023	234,234
4,279,737	USD	3,931,000	EUR	BOA	02/28/2023	(1,607)
9,986,747	USD	9,227,000	EUR	MSC	02/28/2023	(62,594)
3,931,651	USD	3,629,000	EUR	TDB	03/07/2023	(22,625)
35,182,235	USD	28,513,000	GBP	BNP	02/06/2023	25,476
3,563,059	USD	2,878,000	GBP	UBS	02/06/2023	14,462
2,144,309	USD	1,729,000	GBP	JPM	02/06/2023	12,438
2,145,482	USD	1,734,000	GBP	SSG	02/06/2023	7,446
261

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,373,263	USD	2,797,000	GBP	TDB	02/06/2023	$ (75,461)
7,106,298	USD	5,841,000	GBP	CBK	02/06/2023	(95,702)
6,984,983	USD	5,867,000	GBP	BCLY	02/06/2023	(249,076)
40,050,977	USD	32,734,000	GBP	GSC	02/06/2023	(310,309)
14,121,906	USD	11,367,000	GBP	JPM	02/28/2023	99,512
16,384,142	USD	13,299,000	GBP	BCLY	03/07/2023	(24,357)
9,948,458	USD	3,581,445,000	HUF	MSC	02/06/2023	15,737
2,279,354	USD	845,800,000	HUF	BCLY	02/06/2023	(66,374)
2,231,854	USD	33,484,500,000	IDR	JPM	02/06/2023	(1,584)
1,689,650	USD	26,282,500,000	IDR	CBK	02/06/2023	(63,410)
2,478,928	USD	8,380,000	ILS	MSC	02/06/2023	50,838
15,197,968	USD	53,428,000	ILS	BNP	02/06/2023	(282,697)
11,658,244	USD	40,458,000	ILS	BNP	03/09/2023	(78,000)
20,055,012	USD	1,640,500,000	INR	JPM	02/06/2023	37,275
28,501,799	USD	3,663,700,000	JPY	UBS	02/06/2023	332,297
78,431,766	USD	10,177,800,000	JPY	CBK	02/06/2023	176,574
89,298,109	USD	11,591,900,000	JPY	GSC	02/06/2023	170,168
41,309,033	USD	5,373,500,000	JPY	SSG	02/06/2023	(6,800)
3,065,568	USD	400,200,000	JPY	JPM	02/06/2023	(11,495)
244,970,312	USD	31,895,310,000	JPY	MSC	02/06/2023	(266,738)
125,818,892	USD	16,449,100,000	JPY	BCLY	02/06/2023	(655,147)
36,093,846	USD	4,781,700,000	JPY	BNP	02/06/2023	(671,747)
108,205,070	USD	15,803,300,000	JPY	BNP	02/13/2023	(13,410,211)
118,231,119	USD	16,577,800,000	JPY	UBS	02/21/2023	(9,470,729)
83,733,531	USD	11,551,450,000	JPY	JPM	02/27/2023	(5,315,565)
74,071,246	USD	10,137,650,000	JPY	ANZ	03/06/2023	(4,178,544)
3,218,583	USD	416,700,000	JPY	SSG	03/07/2023	1,704
12,346,450	USD	1,601,600,000	JPY	MSC	03/07/2023	(17,727)
32,727,759	USD	4,617,100,000	JPY	BNP	03/10/2023	(2,931,829)
14,254,611	USD	17,518,200,000	KRW	MSC	02/06/2023	29,817
1,782,499	USD	2,189,800,000	KRW	GSC	02/06/2023	4,379
14,287,636	USD	17,633,800,000	KRW	BCLY	02/06/2023	(31,026)
7,096,616	USD	8,828,190,000	KRW	CBK	02/06/2023	(71,883)
33,844,397	USD	41,820,980,000	KRW	BOA	02/06/2023	(114,275)
10,584,408	USD	13,412,990,000	KRW	JPM	02/06/2023	(306,953)
302,769,505	USD	383,611,991,000	KRW	BNP	02/06/2023	(8,723,780)
342,378,981	USD	421,057,671,000	KRW	BNP	03/07/2023	108,079
3,199,296	USD	60,230,000	MXN	MSC	02/03/2023	2,421
11,159,880	USD	213,640,000	MXN	SSG	02/03/2023	(179,659)
13,167,829	USD	130,260,000	NOK	JPM	02/06/2023	114,161
14,421,764	USD	142,990,000	NOK	CBK	02/06/2023	92,393
8,854,207	USD	87,680,000	NOK	MSC	02/06/2023	67,584
3,583,570	USD	35,470,000	NOK	BOA	02/06/2023	29,036
8,355,484	USD	84,211,000	NOK	UBS	02/06/2023	(83,502)
115,278,734	USD	1,154,889,000	NOK	BCLY	02/06/2023	(455,464)
92,474,439	USD	930,758,000	NOK	UBS	03/07/2023	(926,460)
21,458,153	USD	33,140,000	NZD	GSC	02/03/2023	35,679
239,763	USD	385,000	NZD	NWM	02/03/2023	(9,110)
14,459,760	USD	22,400,000	NZD	MSC	02/03/2023	(20,126)
7,189,560	USD	11,200,000	NZD	BCLY	02/03/2023	(50,383)
16,673,215	USD	26,230,000	NZD	BOA	02/03/2023	(282,472)
30,073,044	USD	47,310,000	NZD	CBK	02/03/2023	(509,250)
47,871,367	USD	75,675,000	NZD	JPM	02/03/2023	(1,046,728)
234,047,348	USD	374,797,000	NZD	UBS	02/03/2023	(8,230,218)
3,204,627	USD	4,940,000	NZD	BOA	03/07/2023	10,339
5,304,743	USD	8,215,000	NZD	BNP	03/07/2023	(7,215)
211,185,717	USD	328,432,000	NZD	TDB	03/07/2023	(1,184,000)
3,010,118	USD	11,670,000	PEN	CBK	02/06/2023	(23,370)
200,685	USD	774,000	PEN	CBK	03/07/2023	8
2,890,228	USD	158,240,000	PHP	MSC	02/06/2023	(6,209)
5,141,229	USD	22,510,000	PLN	CBK	02/06/2023	(53,311)
14,398,363	USD	63,070,000	PLN	BOA	02/06/2023	(156,039)
17,551,110	USD	76,995,000	PLN	MSC	02/06/2023	(216,706)
11,544,090	USD	50,409,000	PLN	MSC	03/07/2023	(62,106)
69,383,583	USD	716,046,000	SEK	CBK	02/06/2023	886,267
262

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,394,103	USD	147,940,000	SEK	BNP	02/06/2023	$ 242,089
14,343,354	USD	147,690,000	SEK	BOA	02/06/2023	215,255
7,100,300	USD	73,970,000	SEK	MSC	02/06/2023	24,293
19,600,413	USD	207,540,000	SEK	BCLY	02/06/2023	(252,967)
261,649,151	USD	2,745,129,000	SEK	JPM	02/06/2023	(951,257)
193,023,766	USD	2,014,203,000	SEK	JPM	03/07/2023	37,963
6,000,000	USD	8,031,000	SGD	JPM	02/06/2023	(113,473)
6,102,551	USD	8,031,000	SGD	BCLY	03/07/2023	(14,801)
11,897,418	USD	391,663,000	THB	BCLY	02/06/2023	24,653
369,655	USD	6,968,000	TRY	JPM	02/06/2023	(1)
4,549,031	USD	136,571,000	TWD	BNP	02/06/2023	(2,274)
2,653,997	USD	81,345,000	TWD	JPM	02/06/2023	(56,871)
35,161,030	USD	598,670,000	ZAR	GSC	02/06/2023	773,200
5,306,147	USD	91,630,000	ZAR	UBS	02/06/2023	42,885
15,314,253	USD	267,004,000	ZAR	MSC	02/06/2023	(22,557)
20,316,542	USD	355,123,000	ZAR	MSC	03/07/2023	(29,543)
Total foreign currency contracts						$ (59,624,664)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 310,011,025	$ —	$ 310,011,025	$ —
Convertible Bonds	6,907,888	—	6,907,888	—
Corporate Bonds	490,964,776	—	490,964,776	—
Foreign Government Obligations	1,613,587,876	—	1,613,587,876	—
Senior Floating Rate Interests	98,066,727	—	98,066,727	—
U.S. Government Agencies	60,545,374	—	60,545,374	—
U.S. Government Securities	157,584,066	—	157,584,066	—
Common Stocks
United States	23,830	—	23,830	—
Escrows	1,979,923	—	1,979,923	—
Short-Term Investments	800,325,513	3,229,627	797,095,886	—
Purchased Options	2,695,151	2,498,331	196,820	—
Foreign Currency Contracts(2)	37,639,672	—	37,639,672	—
Futures Contracts(2)	5,832,220	5,832,220	—	—
Swaps - Credit Default(2)	1,137,450	—	1,137,450	—
Swaps - Interest Rate(2)	20,471,779	—	20,471,779	—
Total	$ 3,607,773,270	$ 11,560,178	$ 3,596,213,092	$ —
Liabilities
Foreign Currency Contracts(2)	$ (97,264,336)	$ —	$ (97,264,336)	$ —
Futures Contracts(2)	(3,543,915)	(3,543,915)	—	—
Swaps - Credit Default(2)	(1,995,551)	—	(1,995,551)	—
Swaps - Interest Rate(2)	(19,394,938)	—	(19,394,938)	—
Written Options	(1,556,338)	(1,556,338)	—	—
Total	$ (123,755,078)	$ (5,100,253)	$ (118,654,825)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
263

The Hartford Mutual Funds, Inc.
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

264

The Hartford Mutual Funds, Inc.
GLOSSARY: (abbreviations used in preceding Schedule of Investments) – (continued)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MIBOR	Mumbai Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SD CRED PROG	School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
ULSD	Ultra-Low Sulfur Diesel
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
265

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments
 January 31, 2023  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or are deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
266

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent shareholder report.
2.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Balanced Retirement Fund, Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended January 31, 2023 is as follows:

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2023	Shares as of January 31, 2023	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,601,376	$ 1,032,323	$ —	$ —	$ 264,677	$ 2,898,376	109,249	$ 33,181	$ —
Hartford Multifactor Emerging Markets ETF	2,726,461	767,715	—	—	366,143	3,860,319	185,586	210,190	—
Hartford Multifactor US Equity ETF	823,646	—	—	—	35,387	859,033	21,195	10,170	—
267

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2023	Shares as of January 31, 2023	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund – (continued)
The Hartford World Bond Fund, Class F	$ 7,818,058	$ 96,095	$ 332,318	$ (22,363)	$ 369,783	$ 7,929,255	776,617	$ —	$ —
Total	$12,969,541	$1,896,133	$332,318	$(22,363)	$1,035,990	$15,546,983	1,092,647	$253,541	$—
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 444,889,471	$ 7,904,750	$ 24,622,648	$ (5,305,566)	$ 34,995,419	$ 457,861,426	13,385,804	$ 3,259,306	$ —
The Hartford Capital Appreciation Fund, Class F	460,196,320	40,842,512	32,483,154	(6,625,989)	14,170,920	476,100,609	13,483,450	3,406,115	23,857,777
The Hartford Dividend and Growth Fund, Class F	459,839,865	36,822,225	25,996,999	2,415,408	(484,251)	472,596,249	15,612,694	2,840,253	20,199,271
Total	$1,364,925,656	$85,569,487	$83,102,801	$(9,516,147)	$48,682,088	$1,406,558,284	42,481,948	$9,505,674	$44,057,048
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 20,713,165	$ —	$ —	$ —	$ 1,310,359	$ 22,023,524	624,873	$ 148,630	$ —
Hartford Core Equity Fund, Class F	11,641,553	464,395	344,229	(41,580)	120,457	11,840,596	289,926	147,396	315,887
Hartford Large Cap Growth ETF	2,955,709	—	—	—	244,498	3,200,207	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,128,346	—	—	—	510,190	3,638,536	137,148	32,410	—
Hartford Multifactor US Equity ETF	4,063,826	—	—	—	174,599	4,238,425	104,575	25,089	—
Hartford Schroders Commodity Strategy ETF	1,114,100	—	—	—	(34,891)	1,079,209	64,662	7,119	—
Hartford Schroders Emerging Markets Equity Fund, Class F	983,081	21,414	139,536	(33,243)	234,834	1,066,550	66,743	21,416	—
Hartford Schroders International Multi-Cap Value Fund, Class F	1,603,951	880,893	717,023	(14,238)	289,171	2,042,754	217,314	39,955	—
Hartford Schroders Sustainable Core Bond Fund, Class F	16,370,971	498,117	588,345	(92,401)	1,002,963	17,191,305	1,951,340	171,856	—
Hartford Small Cap Value Fund, Class F	1,592,159	161,591	101,132	4,058	16,551	1,673,227	145,498	30,594	113,788
The Hartford Equity Income Fund, Class F	3,742,538	412,563	258,669	1,380	(162,534)	3,735,278	181,060	28,899	355,206
268

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2023	Shares as of January 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford Growth Opportunities Fund, Class F	$ 908,752	$ 2,625	$ 399,926	$ (72,110)	$ 121,216	$ 560,557	15,233	$ —	$ —
The Hartford Inflation Plus Fund, Class F	5,159,295	209,219	92,220	(8,294)	97,972	5,365,972	525,561	31,867	—
The Hartford International Growth Fund, Class F	1,071,735	3,178	954,175	(80,823)	229,897	269,812	18,048	3,178	—
The Hartford International Opportunities Fund, Class F	2,132,973	21,905	390,560	(29,437)	418,693	2,153,574	129,266	21,904	—
The Hartford Small Company Fund, Class F	1,599,011	92,314	77,748	(28,150)	67,875	1,653,302	88,412	—	—
The Hartford Strategic Income Fund, Class F	9,231,699	292,071	408,786	(72,373)	802,712	9,845,323	1,268,727	132,016	—
The Hartford World Bond Fund, Class F	15,437,452	827,184	561,911	(32,750)	735,179	16,405,154	1,606,773	—	—
Total	$103,450,316	$3,887,469	$5,034,260	$(499,961)	$6,179,741	$107,983,305	7,680,762	$842,329	$784,881
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 32,018,289	$ —	$ —	$ —	$ 2,025,544	$ 34,043,833	965,925	$ 229,752	$ —
Hartford Core Equity Fund, Class F	95,779,674	3,813,130	3,630,046	(111,570)	597,471	96,448,659	2,361,623	1,180,910	2,632,219
Hartford Large Cap Growth ETF	31,685,142	—	—	—	2,621,011	34,306,153	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	34,631,830	—	—	—	5,647,979	40,279,809	1,518,274	358,794	—
Hartford Multifactor US Equity ETF	49,234,028	—	—	—	2,115,293	51,349,321	1,266,946	303,957	—
Hartford Schroders Commodity Strategy ETF	10,220,185	—	—	—	(320,077)	9,900,108	593,176	65,304	—
Hartford Schroders Emerging Markets Equity Fund, Class F	11,411,040	259,301	1,014,974	(210,030)	2,611,387	13,056,724	817,067	259,301	—
Hartford Schroders International Multi-Cap Value Fund, Class F	18,428,609	348,890	1,632,741	(174,211)	3,199,673	20,170,220	2,145,768	348,890	—
269

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2023	Shares as of January 31, 2023	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
Hartford Schroders Sustainable Core Bond Fund, Class F	$ 26,092,673	$ 276,114	$ —	$ —	$ 1,443,163	$ 27,811,950	3,156,861	$ 276,114	$ —
Hartford Small Cap Value Fund, Class F	17,697,452	1,642,628	668,976	(69,383)	302,820	18,904,541	1,643,873	348,066	1,294,564
The Hartford Equity Income Fund, Class F	46,940,731	5,010,853	1,383,227	8,193	(2,217,308)	48,359,242	2,344,122	374,396	4,636,458
The Hartford Growth Opportunities Fund, Class F	18,206,768	—	6,240,685	(2,473,036)	3,344,933	12,837,980	348,858	—	—
The Hartford International Growth Fund, Class F	13,736,368	127,381	6,044,108	(1,116,074)	3,873,456	10,577,023	707,493	127,381	—
The Hartford International Opportunities Fund, Class F	28,856,535	308,901	4,321,940	(552,688)	6,043,006	30,333,814	1,820,757	308,899	—
The Hartford Small Company Fund, Class F	16,838,392	—	—	—	396,306	17,234,698	921,642	—	—
The Hartford Strategic Income Fund, Class F	14,051,769	204,033	—	—	1,119,728	15,375,530	1,981,383	204,033	—
The Hartford World Bond Fund, Class F	23,676,633	12,941,150	—	—	1,310,693	37,928,476	3,714,836	—	—
Total	$489,506,118	$24,932,381	$24,936,697	$(4,698,799)	$34,115,078	$518,918,081	28,941,463	$4,385,797	$8,563,241
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 42,661,782	$ —	$ —	$ —	$ 2,698,875	$ 45,360,657	1,287,017	$ 306,126	$ —
Hartford Core Equity Fund, Class F	57,034,410	2,267,708	2,072,915	(507,338)	822,059	57,543,924	1,409,009	706,229	1,561,479
Hartford Large Cap Growth ETF	13,343,132	—	—	—	1,103,750	14,446,882	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	18,040,703	—	—	—	2,942,193	20,982,896	790,912	186,906	—
Hartford Multifactor US Equity ETF	19,316,689	—	—	—	829,923	20,146,612	497,079	119,256	—
Hartford Schroders Commodity Strategy ETF	5,531,339	—	—	—	(173,231)	5,358,108	321,037	35,344	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,963,068	128,580	784,891	(188,933)	1,416,381	6,534,205	408,899	128,579	—
270

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2023	Shares as of January 31, 2023	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$ 9,739,490	$ 2,580,432	$ 3,368,829	$ (330,178)	$ 1,946,690	$ 10,567,605	1,124,213	$ 198,609	$ —
Hartford Schroders Sustainable Core Bond Fund, Class F	32,971,285	675,512	319,271	(49,750)	1,890,331	35,168,107	3,991,840	350,003	—
Hartford Small Cap Value Fund, Class F	8,119,027	730,251	642,327	53,727	42,537	8,303,215	722,019	154,737	575,515
The Hartford Equity Income Fund, Class F	19,354,854	1,966,446	1,574,419	53,445	(872,555)	18,927,771	917,488	147,175	1,819,272
The Hartford Growth Opportunities Fund, Class F	5,221,990	—	1,965,797	(187,177)	449,590	3,518,606	95,614	—	—
The Hartford International Growth Fund, Class F	7,341,594	57,716	3,821,000	(721,366)	2,122,387	4,979,331	333,066	57,715	—
The Hartford International Opportunities Fund, Class F	14,640,062	148,428	2,602,910	(222,219)	2,936,206	14,899,567	894,332	148,428	—
The Hartford Small Company Fund, Class F	7,715,387	—	—	—	181,589	7,896,976	422,298	—	—
The Hartford Strategic Income Fund, Class F	18,404,287	264,492	283,456	(47,243)	1,508,534	19,846,614	2,557,553	264,492	—
The Hartford World Bond Fund, Class F	30,114,359	3,992,790	—	—	1,433,515	35,540,664	3,480,966	—	—
Total	$315,513,458	$12,812,355	$17,435,815	$(2,147,032)	$21,278,774	$330,021,740	20,362,082	$2,803,599	$3,956,266
3.	Subsequent Events:
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
271